UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	12/31/2024

Date of reporting period:	06/30/2024

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MML Conservative Allocation Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.14%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$256.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	60.0%
Equity Funds	40.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDOF

MML Conservative Allocation Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.39%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$256.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	60.0%
Equity Funds	40.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDOG

MML Balanced Allocation Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.13%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$310.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	50.1%
Fixed Income Funds	49.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDPF

MML Balanced Allocation Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.38%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$310.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	50.1%
Fixed Income Funds	49.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDPG

MML Moderate Allocation Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$6	0.12%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$1,088.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.1%
Fixed Income Funds	39.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDQF

MML Moderate Allocation Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.37%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$1,088.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.1%
Fixed Income Funds	39.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDQG

MML Growth Allocation Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$6	0.12%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$941.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	75.1%
Fixed Income Funds	24.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDRF

MML Growth Allocation Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.37%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$941.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	75.1%
Fixed Income Funds	24.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDRG

MML Aggressive Allocation Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.16%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$128.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.1%
Fixed Income Funds	9.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDSF

MML Aggressive Allocation Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.41%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$128.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.1%
Fixed Income Funds	9.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDSG

MML American Funds Growth Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML American Funds Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Service Class I	$55	1.02%
1	The Fund is a feeder fund. The expenses shown in this table reflect the aggregate expenses of both the feeder fund and the master fund.
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$267.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	1
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	100.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-TIM2A

MML American Funds Core Allocation Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML American Funds Core Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$37	0.72%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$625.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	4
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	65.5%
Fixed Income Funds	34.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-TIM4A

MML Blue Chip Growth Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.77%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$499.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	88
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	12.9%
NVIDIA Corp.	12.2%
Amazon.com, Inc.	8.2%
Apple, Inc.	8.1%
Alphabet, Inc. Class C	6.7%
Meta Platforms, Inc. Class A	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc. Class A	2.6%
Mastercard, Inc. Class A	2.2%
ServiceNow, Inc.	2.0%

Sectors (% of Total Investments)
Information Technology	44.1%
Communication Services	15.7%
Consumer Discretionary	13.9%
Health Care	10.6%
Financials	8.1%
Industrials	1.6%
Consumer Staples	1.3%
Materials	0.8%
Utilities	0.7%
Energy	0.3%
Retail	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIOF

MML Blue Chip Growth Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.02%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$499.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	88
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	12.9%
NVIDIA Corp.	12.2%
Amazon.com, Inc.	8.2%
Apple, Inc.	8.1%
Alphabet, Inc. Class C	6.7%
Meta Platforms, Inc. Class A	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc. Class A	2.6%
Mastercard, Inc. Class A	2.2%
ServiceNow, Inc.	2.0%

Sectors (% of Total Investments)
Information Technology	44.1%
Communication Services	15.7%
Consumer Discretionary	13.9%
Health Care	10.6%
Financials	8.1%
Industrials	1.6%
Consumer Staples	1.3%
Materials	0.8%
Utilities	0.7%
Energy	0.3%
Retail	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIOG

MML Equity Income Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.77%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$340.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	118
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Elevance Health, Inc.	2.7%
QUALCOMM, Inc.	2.4%
Wells Fargo & Co.	2.3%
Southern Co.	2.2%
News Corp. Class A	2.2%
American International Group, Inc.	2.0%
Chubb Ltd.	2.0%
TotalEnergies SE	2.0%
MetLife, Inc.	1.9%
General Electric Co.	1.8%

Sectors (% of Total Investments)
Financials	21.6%
Health Care	16.5%
Industrials	12.5%
Information Technology	10.1%
Energy	9.0%
Consumer Staples	8.6%
Utilities	6.1%
Communication Services	4.5%
Real Estate	4.1%
Consumer Discretionary	3.1%
Materials	2.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIJF

MML Equity Income Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.02%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$340.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	118
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Elevance Health, Inc.	2.7%
QUALCOMM, Inc.	2.4%
Wells Fargo & Co.	2.3%
Southern Co.	2.2%
News Corp. Class A	2.2%
American International Group, Inc.	2.0%
Chubb Ltd.	2.0%
TotalEnergies SE	2.0%
MetLife, Inc.	1.9%
General Electric Co.	1.8%

Sectors (% of Total Investments)
Financials	21.6%
Health Care	16.5%
Industrials	12.5%
Information Technology	10.1%
Energy	9.0%
Consumer Staples	8.6%
Utilities	6.1%
Communication Services	4.5%
Real Estate	4.1%
Consumer Discretionary	3.1%
Materials	2.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIJG

MML Equity Index Fund
Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.42%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$726.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	1.9%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	32.2%
Financials	12.3%
Health Care	11.6%
Consumer Discretionary	9.9%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.3%
Materials	2.2%
Real Estate	2.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITI97

MML Equity Index Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$14	0.27%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$726.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	1.9%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	32.2%
Financials	12.3%
Health Care	11.6%
Consumer Discretionary	9.9%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.3%
Materials	2.2%
Real Estate	2.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITI98

MML Equity Index Fund
Class III
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$6	0.12%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$726.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	1.9%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	32.2%
Financials	12.3%
Health Care	11.6%
Consumer Discretionary	9.9%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.3%
Materials	2.2%
Real Estate	2.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITI99

MML Equity Index Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$36	0.67%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$726.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	1.9%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	32.2%
Financials	12.3%
Health Care	11.6%
Consumer Discretionary	9.9%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.3%
Materials	2.2%
Real Estate	2.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITI9G

MML Focused Equity Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$44	0.87%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$277.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	27
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
TJX Cos., Inc.	5.5%
UnitedHealth Group, Inc.	5.3%
Microsoft Corp.	5.1%
Texas Instruments, Inc.	4.9%
Linde PLC (LIN US)	4.8%
Danaher Corp.	4.7%
Accenture PLC Class A	4.7%
American Express Co.	4.6%
Visa, Inc. Class A	4.5%
McDonald’s Corp.	4.4%

Sectors (% of Total Investments)
Financials	21.5%
Information Technology	19.2%
Health Care	14.0%
Consumer Discretionary	13.1%
Industrials	11.1%
Consumer Staples	10.2%
Materials	4.8%
Real Estate	2.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFS8

MML Focused Equity Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$57	1.12%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$277.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	27
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
TJX Cos., Inc.	5.5%
UnitedHealth Group, Inc.	5.3%
Microsoft Corp.	5.1%
Texas Instruments, Inc.	4.9%
Linde PLC (LIN US)	4.8%
Danaher Corp.	4.7%
Accenture PLC Class A	4.7%
American Express Co.	4.6%
Visa, Inc. Class A	4.5%
McDonald’s Corp.	4.4%

Sectors (% of Total Investments)
Financials	21.5%
Information Technology	19.2%
Health Care	14.0%
Consumer Discretionary	13.1%
Industrials	11.1%
Consumer Staples	10.2%
Materials	4.8%
Real Estate	2.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFSG

MML Foreign Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$48	0.94%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$172.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SAP SE	2.1%
Roche Holding AG	2.1%
Sony Group Corp.	2.1%
Hitachi Ltd.	2.0%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Samsung Electronics Co. Ltd.	1.9%
ORIX Corp.	1.7%
Lloyds Banking Group PLC	1.6%
Veolia Environnement SA	1.6%
BP PLC	1.6%

Sectors (% of Total Investments)
Financials	20.3%
Industrials	15.7%
Information Technology	13.0%
Consumer Staples	11.0%
Health Care	10.8%
Consumer Discretionary	10.2%
Energy	7.4%
Materials	7.1%
Communication Services	2.2%
Utilities	1.6%
Real Estate	0.6%

Largest Countries (% of Total Investments)
Japan	20.8%
United Kingdom	15.7%
Germany	11.4%
United States	11.4%
France	9.4%
Australia	4.7%
Netherlands	4.0%
Ireland	3.5%
Belgium	3.3%
Switzerland	3.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIQF

MML Foreign Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	1.19%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$172.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SAP SE	2.1%
Roche Holding AG	2.1%
Sony Group Corp.	2.1%
Hitachi Ltd.	2.0%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Samsung Electronics Co. Ltd.	1.9%
ORIX Corp.	1.7%
Lloyds Banking Group PLC	1.6%
Veolia Environnement SA	1.6%
BP PLC	1.6%

Sectors (% of Total Investments)
Financials	20.3%
Industrials	15.7%
Information Technology	13.0%
Consumer Staples	11.0%
Health Care	10.8%
Consumer Discretionary	10.2%
Energy	7.4%
Materials	7.1%
Communication Services	2.2%
Utilities	1.6%
Real Estate	0.6%

Largest Countries (% of Total Investments)
Japan	20.8%
United Kingdom	15.7%
Germany	11.4%
United States	11.4%
France	9.4%
Australia	4.7%
Netherlands	4.0%
Ireland	3.5%
Belgium	3.3%
Switzerland	3.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIQG

MML Fundamental Equity Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$44	0.81%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$147.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	65
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	8.4%
NVIDIA Corp.	7.5%
Apple, Inc.	5.5%
Alphabet, Inc. Class A	4.8%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc.	2.9%
Exxon Mobil Corp.	2.7%
JP Morgan Chase & Co.	2.6%
Philip Morris International, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%

Sectors (% of Total Investments)
Information Technology	30.0%
Health Care	14.3%
Financials	13.9%
Communication Services	11.1%
Industrials	8.4%
Consumer Discretionary	6.6%
Consumer Staples	6.5%
Energy	3.9%
Utilities	1.6%
Materials	1.6%
Real Estate	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFU8

MML Fundamental Equity Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$57	1.06%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$147.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	65
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	8.4%
NVIDIA Corp.	7.5%
Apple, Inc.	5.5%
Alphabet, Inc. Class A	4.8%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc.	2.9%
Exxon Mobil Corp.	2.7%
JP Morgan Chase & Co.	2.6%
Philip Morris International, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%

Sectors (% of Total Investments)
Information Technology	30.0%
Health Care	14.3%
Financials	13.9%
Communication Services	11.1%
Industrials	8.4%
Consumer Discretionary	6.6%
Consumer Staples	6.5%
Energy	3.9%
Utilities	1.6%
Materials	1.6%
Real Estate	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFUG

MML Fundamental Value Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Fundamental Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$42	0.80%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$166.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	4.5%
Alphabet, Inc. Class A	3.6%
Berkshire Hathaway, Inc. Class B	3.5%
Oracle Corp.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
UnitedHealth Group, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Walmart, Inc.	1.8%
Cencora, Inc.	1.7%

Sectors (% of Total Investments)
Financials	23.6%
Information Technology	14.2%
Industrials	12.9%
Health Care	12.9%
Energy	10.1%
Consumer Staples	8.0%
Communication Services	6.3%
Consumer Discretionary	6.1%
Materials	2.5%
Utilities	1.3%
Real Estate	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFNF

MML Fundamental Value Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Fundamental Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$55	1.05%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$166.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	4.5%
Alphabet, Inc. Class A	3.6%
Berkshire Hathaway, Inc. Class B	3.5%
Oracle Corp.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
UnitedHealth Group, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Walmart, Inc.	1.8%
Cencora, Inc.	1.7%

Sectors (% of Total Investments)
Financials	23.6%
Information Technology	14.2%
Industrials	12.9%
Health Care	12.9%
Energy	10.1%
Consumer Staples	8.0%
Communication Services	6.3%
Consumer Discretionary	6.1%
Materials	2.5%
Utilities	1.3%
Real Estate	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFNG

MML Global Fund
Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$125.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Visa, Inc. Class A	2.8%
Schneider Electric SE	2.6%
Thermo Fisher Scientific, Inc.	2.4%
Alphabet, Inc. Class A	2.4%
Charles Schwab Corp.	2.3%
Medtronic PLC	2.2%
Oracle Corp.	2.1%
Honeywell International, Inc.	2.1%
Microsoft Corp.	2.1%
Willis Towers Watson PLC	2.1%

Sectors (% of Total Investments)
Industrials	18.9%
Financials	17.9%
Health Care	17.2%
Information Technology	12.0%
Consumer Discretionary	8.7%
Consumer Staples	8.7%
Communication Services	7.2%
Materials	7.1%

Largest Countries (% of Total Investments)
United States	59.7%
France	7.7%
United Kingdom	6.8%
Switzerland	4.5%
Canada	3.2%
Spain	3.1%
Germany	3.1%
Japan	2.5%
Netherlands	2.2%
Israel	1.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJK7

MML Global Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$43	0.86%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$125.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Visa, Inc. Class A	2.8%
Schneider Electric SE	2.6%
Thermo Fisher Scientific, Inc.	2.4%
Alphabet, Inc. Class A	2.4%
Charles Schwab Corp.	2.3%
Medtronic PLC	2.2%
Oracle Corp.	2.1%
Honeywell International, Inc.	2.1%
Microsoft Corp.	2.1%
Willis Towers Watson PLC	2.1%

Sectors (% of Total Investments)
Industrials	18.9%
Financials	17.9%
Health Care	17.2%
Information Technology	12.0%
Consumer Discretionary	8.7%
Consumer Staples	8.7%
Communication Services	7.2%
Materials	7.1%

Largest Countries (% of Total Investments)
United States	59.7%
France	7.7%
United Kingdom	6.8%
Switzerland	4.5%
Canada	3.2%
Spain	3.1%
Germany	3.1%
Japan	2.5%
Netherlands	2.2%
Israel	1.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJK8

MML Global Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$56	1.11%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$125.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Visa, Inc. Class A	2.8%
Schneider Electric SE	2.6%
Thermo Fisher Scientific, Inc.	2.4%
Alphabet, Inc. Class A	2.4%
Charles Schwab Corp.	2.3%
Medtronic PLC	2.2%
Oracle Corp.	2.1%
Honeywell International, Inc.	2.1%
Microsoft Corp.	2.1%
Willis Towers Watson PLC	2.1%

Sectors (% of Total Investments)
Industrials	18.9%
Financials	17.9%
Health Care	17.2%
Information Technology	12.0%
Consumer Discretionary	8.7%
Consumer Staples	8.7%
Communication Services	7.2%
Materials	7.1%

Largest Countries (% of Total Investments)
United States	59.7%
France	7.7%
United Kingdom	6.8%
Switzerland	4.5%
Canada	3.2%
Spain	3.1%
Germany	3.1%
Japan	2.5%
Netherlands	2.2%
Israel	1.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJKG

MML Income & Growth Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$37	0.72%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$147.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	88
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Philip Morris International, Inc.	3.0%
Fidelity National Information Services, Inc.	2.8%
Merck & Co., Inc.	2.7%
Air Products & Chemicals, Inc.	2.5%
Entergy Corp.	2.4%
Hess Corp.	2.3%
Enbridge, Inc.	2.2%
Sanofi SA ADR	2.2%
Public Storage	2.1%
Chubb Ltd.	2.1%

Sectors (% of Total Investments)
Financials	16.1%
Health Care	14.7%
Industrials	11.3%
Energy	9.7%
Consumer Staples	8.9%
Materials	8.3%
Information Technology	7.0%
Real Estate	6.8%
Consumer Discretionary	5.6%
Utilities	5.0%
Communication Services	4.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYEKF

MML Income & Growth Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$147.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	88
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Philip Morris International, Inc.	3.0%
Fidelity National Information Services, Inc.	2.8%
Merck & Co., Inc.	2.7%
Air Products & Chemicals, Inc.	2.5%
Entergy Corp.	2.4%
Hess Corp.	2.3%
Enbridge, Inc.	2.2%
Sanofi SA ADR	2.2%
Public Storage	2.1%
Chubb Ltd.	2.1%

Sectors (% of Total Investments)
Financials	16.1%
Health Care	14.7%
Industrials	11.3%
Energy	9.7%
Consumer Staples	8.9%
Materials	8.3%
Information Technology	7.0%
Real Estate	6.8%
Consumer Discretionary	5.6%
Utilities	5.0%
Communication Services	4.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYEKG

MML International Equity Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML International Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$48	0.96%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$234.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	132
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.2%
SAP SE	2.1%
Hitachi Ltd.	2.1%
Roche Holding AG	2.0%
Novo Nordisk AS Class B	2.0%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
Intesa Sanpaolo SpA	1.8%
Nestle SA Registered	1.7%
Capgemini SE	1.7%

Sectors (% of Total Investments)
Industrials	19.9%
Financials	19.7%
Consumer Discretionary	14.9%
Health Care	14.3%
Information Technology	9.0%
Consumer Staples	8.7%
Materials	6.3%
Communication Services	2.9%
Energy	2.0%
Utilities	0.8%

Largest Countries (% of Total Investments)
France	15.0%
Germany	14.1%
Japan	11.6%
United States	10.0%
United Kingdom	9.9%
Switzerland	7.8%
Italy	3.9%
Denmark	3.3%
Canada	3.1%
China	2.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IBLK8

MML International Equity Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML International Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$61	1.21%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$234.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	132
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.2%
SAP SE	2.1%
Hitachi Ltd.	2.1%
Roche Holding AG	2.0%
Novo Nordisk AS Class B	2.0%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
Intesa Sanpaolo SpA	1.8%
Nestle SA Registered	1.7%
Capgemini SE	1.7%

Sectors (% of Total Investments)
Industrials	19.9%
Financials	19.7%
Consumer Discretionary	14.9%
Health Care	14.3%
Information Technology	9.0%
Consumer Staples	8.7%
Materials	6.3%
Communication Services	2.9%
Energy	2.0%
Utilities	0.8%

Largest Countries (% of Total Investments)
France	15.0%
Germany	14.1%
Japan	11.6%
United States	10.0%
United Kingdom	9.9%
Switzerland	7.8%
Italy	3.9%
Denmark	3.3%
Canada	3.1%
China	2.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IBLKG

MML Large Cap Growth Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.70%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$205.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.9%
Meta Platforms, Inc.	7.3%
Amazon.com, Inc.	6.0%
Tesla, Inc.	5.9%
Microsoft Corp.	5.2%
Netflix, Inc.	5.2%
Boeing Co.	4.9%
Alphabet, Inc. Class A	4.8%
Visa, Inc. Class A	4.7%
Oracle Corp.	4.6%

Sectors (% of Total Investments)
Information Technology	29.8%
Communication Services	22.0%
Consumer Discretionary	15.1%
Health Care	12.9%
Financials	8.6%
Industrials	6.8%
Consumer Staples	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIHF

MML Large Cap Growth Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.95%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$205.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.9%
Meta Platforms, Inc.	7.3%
Amazon.com, Inc.	6.0%
Tesla, Inc.	5.9%
Microsoft Corp.	5.2%
Netflix, Inc.	5.2%
Boeing Co.	4.9%
Alphabet, Inc. Class A	4.8%
Visa, Inc. Class A	4.7%
Oracle Corp.	4.6%

Sectors (% of Total Investments)
Information Technology	29.8%
Communication Services	22.0%
Consumer Discretionary	15.1%
Health Care	12.9%
Financials	8.6%
Industrials	6.8%
Consumer Staples	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIHG

MML Managed Volatility Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$62	1.19%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$102.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	522
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	1.9%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.7%
Financials	12.1%
Health Care	11.5%
Consumer Discretionary	9.7%
Communication Services	9.1%
Industrials	7.9%
Consumer Staples	5.6%
Energy	3.6%
Utilities	2.2%
Materials	2.1%
Real Estate	2.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIAF

MML Managed Volatility Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	1.44%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$102.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	522
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	1.9%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.7%
Financials	12.1%
Health Care	11.5%
Consumer Discretionary	9.7%
Communication Services	9.1%
Industrials	7.9%
Consumer Staples	5.6%
Energy	3.6%
Utilities	2.2%
Materials	2.1%
Real Estate	2.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIAG

MML Mid Cap Growth Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$42	0.83%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$323.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	148
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
PTC, Inc.	2.3%
Marvell Technology, Inc.	2.1%
Cheniere Energy, Inc.	2.1%
Microchip Technology, Inc.	2.0%
Hologic, Inc.	2.0%
Veeva Systems, Inc. Class A	1.9%
Trade Desk, Inc. Class A	1.7%
Ross Stores, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	21.1%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	11.3%
Financials	7.8%
Communication Services	6.1%
Energy	4.8%
Materials	4.2%
Consumer Staples	4.1%
Real Estate	1.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITMCF

MML Mid Cap Growth Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.08%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$323.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	148
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
PTC, Inc.	2.3%
Marvell Technology, Inc.	2.1%
Cheniere Energy, Inc.	2.1%
Microchip Technology, Inc.	2.0%
Hologic, Inc.	2.0%
Veeva Systems, Inc. Class A	1.9%
Trade Desk, Inc. Class A	1.7%
Ross Stores, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	21.1%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	11.3%
Financials	7.8%
Communication Services	6.1%
Energy	4.8%
Materials	4.2%
Consumer Staples	4.1%
Real Estate	1.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITMCG

MML Mid Cap Value Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.89%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$254.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	3.0%
Bank of New York Mellon Corp.	2.2%
Conagra Brands, Inc.	2.1%
Enterprise Products Partners LP	2.0%
Northern Trust Corp.	1.9%
Koninklijke Ahold Delhaize NV	1.9%
Henry Schein, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Edison International	1.8%
Quest Diagnostics, Inc.	1.8%

Sectors (% of Total Investments)
Financials	16.5%
Health Care	14.9%
Industrials	14.2%
Utilities	12.1%
Consumer Staples	11.4%
Real Estate	6.9%
Information Technology	6.8%
Energy	6.0%
Materials	4.2%
Communication Services	3.1%
Consumer Discretionary	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIMF

MML Mid Cap Value Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.14%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$254.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	3.0%
Bank of New York Mellon Corp.	2.2%
Conagra Brands, Inc.	2.1%
Enterprise Products Partners LP	2.0%
Northern Trust Corp.	1.9%
Koninklijke Ahold Delhaize NV	1.9%
Henry Schein, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Edison International	1.8%
Quest Diagnostics, Inc.	1.8%

Sectors (% of Total Investments)
Financials	16.5%
Health Care	14.9%
Industrials	14.2%
Utilities	12.1%
Consumer Staples	11.4%
Real Estate	6.9%
Information Technology	6.8%
Energy	6.0%
Materials	4.2%
Communication Services	3.1%
Consumer Discretionary	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIMG

MML Small Cap Growth Equity Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$54	1.08%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$146.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	179
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Fluor Corp.	2.1%
Cabot Corp.	1.9%
Viper Energy, Inc.	1.7%
elf Beauty, Inc.	1.7%
AZEK Co., Inc.	1.5%
Verra Mobility Corp.	1.4%
Applied Industrial Technologies, Inc.	1.4%
PROCEPT BioRobotics Corp.	1.3%
Zurn Elkay Water Solutions Corp. Class C	1.2%
Haemonetics Corp.	1.2%

Sectors (% of Total Investments)
Industrials	23.0%
Health Care	18.7%
Information Technology	13.2%
Consumer Discretionary	10.9%
Financials	10.1%
Energy	6.4%
Real Estate	4.9%
Materials	3.5%
Communication Services	3.5%
Consumer Staples	3.2%
Utilities	1.0%
Domestic Equity	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJCF

MML Small Cap Growth Equity Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	1.33%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$146.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	179
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Fluor Corp.	2.1%
Cabot Corp.	1.9%
Viper Energy, Inc.	1.7%
elf Beauty, Inc.	1.7%
AZEK Co., Inc.	1.5%
Verra Mobility Corp.	1.4%
Applied Industrial Technologies, Inc.	1.4%
PROCEPT BioRobotics Corp.	1.3%
Zurn Elkay Water Solutions Corp. Class C	1.2%
Haemonetics Corp.	1.2%

Sectors (% of Total Investments)
Industrials	23.0%
Health Care	18.7%
Information Technology	13.2%
Consumer Discretionary	10.9%
Financials	10.1%
Energy	6.4%
Real Estate	4.9%
Materials	3.5%
Communication Services	3.5%
Consumer Staples	3.2%
Utilities	1.0%
Domestic Equity	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJCG

MML Small Company Value Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Small Company Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$48	0.96%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$66.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Old National Bancorp	2.6%
ChampionX Corp.	2.5%
Graphic Packaging Holding Co.	2.4%
FNB Corp.	2.3%
Timken Co.	2.2%
Axis Capital Holdings Ltd.	2.2%
Magnolia Oil & Gas Corp. Class A	2.1%
Brink’s Co.	2.1%
EVERTEC, Inc.	2.0%
Coherent Corp.	2.0%

Sectors (% of Total Investments)
Financials	30.6%
Industrials	18.2%
Consumer Discretionary	12.5%
Energy	12.5%
Information Technology	8.1%
Materials	4.3%
Real Estate	4.1%
Consumer Staples	3.6%
Health Care	2.6%
Communication Services	1.6%
Utilities	0.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJY8

MML Small Company Value Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Small Company Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$60	1.21%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$66.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Old National Bancorp	2.6%
ChampionX Corp.	2.5%
Graphic Packaging Holding Co.	2.4%
FNB Corp.	2.3%
Timken Co.	2.2%
Axis Capital Holdings Ltd.	2.2%
Magnolia Oil & Gas Corp. Class A	2.1%
Brink’s Co.	2.1%
EVERTEC, Inc.	2.0%
Coherent Corp.	2.0%

Sectors (% of Total Investments)
Financials	30.6%
Industrials	18.2%
Consumer Discretionary	12.5%
Energy	12.5%
Information Technology	8.1%
Materials	4.3%
Real Estate	4.1%
Consumer Staples	3.6%
Health Care	2.6%
Communication Services	1.6%
Utilities	0.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJYG

MML Small/Mid Cap Value Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.82%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$128.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	95
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
MasTec, Inc.	1.6%
Jones Lang LaSalle, Inc.	1.6%
First Citizens BancShares, Inc. Class A	1.5%
ArcBest Corp.	1.5%
ADT, Inc.	1.4%
Cameco Corp.	1.4%
Nexstar Media Group, Inc.	1.4%
BorgWarner, Inc.	1.4%
AutoNation, Inc.	1.4%
Fluor Corp.	1.4%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	19.7%
Consumer Discretionary	16.7%
Information Technology	12.7%
Real Estate	7.1%
Energy	5.5%
Health Care	5.5%
Materials	3.3%
Utilities	2.8%
Communication Services	2.6%
Consumer Staples	2.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDEF

MML Small/Mid Cap Value Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.07%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$128.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	95
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
MasTec, Inc.	1.6%
Jones Lang LaSalle, Inc.	1.6%
First Citizens BancShares, Inc. Class A	1.5%
ArcBest Corp.	1.5%
ADT, Inc.	1.4%
Cameco Corp.	1.4%
Nexstar Media Group, Inc.	1.4%
BorgWarner, Inc.	1.4%
AutoNation, Inc.	1.4%
Fluor Corp.	1.4%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	19.7%
Consumer Discretionary	16.7%
Information Technology	12.7%
Real Estate	7.1%
Energy	5.5%
Health Care	5.5%
Materials	3.3%
Utilities	2.8%
Communication Services	2.6%
Consumer Staples	2.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDEG

MML Sustainable Equity Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$30	0.56%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$148.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	105
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	8.7%
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc. Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.4%
UnitedHealth Group, Inc.	1.8%
JP Morgan Chase & Co.	1.7%
Visa, Inc. Class A	1.6%
Home Depot, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	33.5%
Health Care	12.8%
Financials	12.7%
Consumer Discretionary	9.8%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	5.1%
Energy	3.4%
Materials	2.2%
Real Estate	2.0%
Utilities	1.5%
Equity Funds	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJRF

MML Sustainable Equity Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.81%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$148.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	105
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	8.7%
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc. Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.4%
UnitedHealth Group, Inc.	1.8%
JP Morgan Chase & Co.	1.7%
Visa, Inc. Class A	1.6%
Home Depot, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	33.5%
Health Care	12.8%
Financials	12.7%
Consumer Discretionary	9.8%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	5.1%
Energy	3.4%
Materials	2.2%
Real Estate	2.0%
Utilities	1.5%
Equity Funds	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJRG

MML Total Return Bond Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Total Return Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$31	0.63%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$318.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	537
Portfolio Turnover Rate	256%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	29.3%
U.S. Government Agency Obligations and Instrumentalities	27.4%
Non-U.S. Government Agency Obligations	13.0%
Corporate Debt	12.1%
Repurchase Agreement	10.8%
Investment of Cash Collateral from Securities Loaned	4.1%
U.S. Treasury Bill	1.5%
Bank Loans	1.0%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFIF

MML Total Return Bond Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Total Return Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$43	0.88%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$318.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	537
Portfolio Turnover Rate	256%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	29.3%
U.S. Government Agency Obligations and Instrumentalities	27.4%
Non-U.S. Government Agency Obligations	13.0%
Corporate Debt	12.1%
Repurchase Agreement	10.8%
Investment of Cash Collateral from Securities Loaned	4.1%
U.S. Treasury Bill	1.5%
Bank Loans	1.0%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFIG

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Portfolios of Investments (Unaudited)
MML Conservative Allocation Fund	1
MML Balanced Allocation Fund	2
MML Moderate Allocation Fund	3
MML Growth Allocation Fund	4
MML Aggressive Allocation Fund	5
MML American Funds Growth Fund	6
MML American Funds Core Allocation Fund	7
MML Blue Chip Growth Fund	8
MML Equity Income Fund	11
MML Equity Index Fund	14
MML Focused Equity Fund	21
MML Foreign Fund	22
MML Fundamental Equity Fund	25
MML Fundamental Value Fund	27
MML Global Fund	29
MML Income & Growth Fund	31
MML International Equity Fund	33
MML Large Cap Growth Fund	36
MML Managed Volatility Fund	38
MML Mid Cap Growth Fund	46
MML Mid Cap Value Fund	49
MML Small Cap Growth Equity Fund	52
MML Small Company Value Fund	55
MML Small/Mid Cap Value Fund	58
MML Sustainable Equity Fund	60
MML Total Return Bond Fund	63
Statements of Assets and Liabilities (Unaudited)	79
Statements of Operations (Unaudited)	91
Statements of Changes in Net Assets	97
Financial Highlights	110
Notes to Financial Statements (Unaudited)	136
Financial Statements and Financial Highlights for the American Funds Insurance Series — Growth Fund (Master Fund of the MML American Funds Growth Fund).*
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.	175
Item 9. Proxy Disclosures for Open-End Management Investment Companies.	176
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.	177
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.	178

*	Included in the document titled “American Funds Insurance Series® Financial Statements and Other Information N-CSR Items 7-11 for the six months ended June 30, 2024” that is filed herewith.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MML Conservative Allocation Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 40.1%
MML Blue Chip Growth Fund, Initial Class (a) (b)	571,485	$11,429,709
MML Equity Income Fund, Initial Class (a)	903,751	9,633,986
MML Focused Equity Fund, Class II (a)	1,655,719	12,368,217
MML Foreign Fund, Initial Class (a)	472,621	4,655,315
MML Fundamental Equity Fund, Class II (a)	608,027	7,217,280
MML Fundamental Value Fund, Class II (a)	632,109	8,413,366
MML Global Fund, Class I (a)	1,181,369	5,150,767
MML Income & Growth Fund, Initial Class (a)	406,054	4,405,681
MML International Equity Fund, Class II (a)	1,292,425	13,492,915
MML Large Cap Growth Fund, Initial Class (a)	469,275	7,630,415
MML Mid Cap Growth Fund, Initial Class (a) (b)	582,496	6,471,531
MML Mid Cap Value Fund, Initial Class (a)	671,777	5,354,065
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	16,457	165,877
MML Small Company Value Fund, Class II (a)	329,021	2,806,554
MML Small/Mid Cap Value Fund, Initial Class (a)	155,754	1,432,939
MML Strategic Emerging Markets Fund, Class II (a)	404,550	2,216,932
		102,845,549
Fixed Income Funds — 60.0%
Invesco V.I. Global Strategic Income Fund, Series I (b)	1,277,490	5,454,884

	Number of Shares	Value
MML Dynamic Bond Fund, Class II (a)	3,652,865	$30,830,182
MML High Yield Fund, Class II (a)	81,093	722,539
MML Inflation-Protected and Income Fund, Initial Class (a)	677,817	5,978,349
MML Managed Bond Fund, Initial Class (a)	4,595,931	50,283,603
MML Short-Duration Bond Fund, Class II (a)	1,509,914	13,785,517
MML Total Return Bond Fund, Class II (a)	4,814,795	42,947,974
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	528,700	3,959,962
		153,963,010
TOTAL MUTUAL FUNDS (Cost $271,662,071)		256,808,559
TOTAL LONG-TERM INVESTMENTS (Cost $271,662,071)		256,808,559
TOTAL INVESTMENTS — 100.1% (Cost $271,662,071) (c)		256,808,559
Other Assets/ (Liabilities) — (0.1)%		(222,363)
NET ASSETS — 100.0%		$256,586,196

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
1

MML Balanced Allocation Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 50.1%
MML Blue Chip Growth Fund, Initial Class (a) (b)	857,253	$17,145,063
MML Equity Income Fund, Initial Class (a)	1,229,536	13,106,859
MML Focused Equity Fund, Class II (a)	3,229,335	24,123,136
MML Foreign Fund, Initial Class (a)	708,435	6,978,082
MML Fundamental Equity Fund, Class II (a)	930,098	11,040,259
MML Fundamental Value Fund, Class II (a)	867,230	11,542,827
MML Global Fund, Class I (a)	1,846,590	8,051,132
MML Income & Growth Fund, Initial Class (a)	463,702	5,031,167
MML International Equity Fund, Class II (a)	1,918,692	20,031,147
MML Large Cap Growth Fund, Initial Class (a)	741,494	12,056,697
MML Mid Cap Growth Fund, Initial Class (a) (b)	715,570	7,949,984
MML Mid Cap Value Fund, Initial Class (a)	1,014,784	8,087,829
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	138,538	1,396,404
MML Small Company Value Fund, Class II (a)	459,282	3,917,672
MML Small/Mid Cap Value Fund, Initial Class (a)	215,144	1,979,329
MML Strategic Emerging Markets Fund, Class II (a)	542,645	2,973,693
		155,411,280
Fixed Income Funds — 50.0%
Invesco V.I. Global Strategic Income Fund, Series I (b)	1,194,278	5,099,566
MML Dynamic Bond Fund, Class II (a)	3,580,306	30,217,782
MML High Yield Fund, Class II (a)	85,421	761,103

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	783,131	$6,907,214
MML Managed Bond Fund, Initial Class (a)	4,604,477	50,377,105
MML Short-Duration Bond Fund, Class II (a)	1,508,252	13,770,339
MML Total Return Bond Fund, Class II (a)	4,891,095	43,628,564
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	543,546	4,071,157
		154,832,830
TOTAL MUTUAL FUNDS (Cost $322,001,549)		310,244,110
TOTAL LONG-TERM INVESTMENTS (Cost $322,001,549)		310,244,110
TOTAL INVESTMENTS — 100.1% (Cost $322,001,549) (c)		310,244,110
Other Assets/ (Liabilities) — (0.1)%		(266,267)
NET ASSETS — 100.0%		$309,977,843

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
2

MML Moderate Allocation Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 60.1%
MML Blue Chip Growth Fund, Initial Class (a) (b)	3,598,664	$71,973,287
MML Equity Income Fund, Initial Class (a)	5,041,487	53,742,246
MML Focused Equity Fund, Class II (a)	12,905,076	96,400,916
MML Foreign Fund, Initial Class (a)	2,882,676	28,394,354
MML Fundamental Equity Fund, Class II (a)	3,796,641	45,066,125
MML Fundamental Value Fund, Class II (a)	4,316,828	57,456,976
MML Global Fund, Class I (a)	7,210,486	31,437,718
MML Income & Growth Fund, Initial Class (a)	2,223,796	24,128,193
MML International Equity Fund, Class II (a)	8,136,324	84,943,228
MML Large Cap Growth Fund, Initial Class (a)	2,869,750	46,662,139
MML Mid Cap Growth Fund, Initial Class (a) (b)	3,463,086	38,474,885
MML Mid Cap Value Fund, Initial Class (a)	3,535,586	28,178,618
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	883,425	8,904,521
MML Small Company Value Fund, Class II (a)	1,905,231	16,251,621
MML Small/Mid Cap Value Fund, Initial Class (a)	1,058,071	9,734,250
MML Strategic Emerging Markets Fund, Class II (a)	2,290,313	12,550,917
		654,299,994
Fixed Income Funds — 40.0%
Invesco V.I. Global Strategic Income Fund, Series I (b)	3,515,995	15,013,298

	Number of Shares	Value
MML Dynamic Bond Fund, Class II (a)	10,251,886	$86,525,918
MML High Yield Fund, Class II (a)	264,220	2,354,198
MML Inflation-Protected and Income Fund, Initial Class (a)	1,971,230	17,386,253
MML Managed Bond Fund, Initial Class (a)	12,774,074	139,759,819
MML Short-Duration Bond Fund, Class II (a)	4,289,461	39,162,781
MML Total Return Bond Fund, Class II (a)	13,642,063	121,687,204
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,745,267	13,072,048
		434,961,519
TOTAL MUTUAL FUNDS (Cost $1,111,032,427)		1,089,261,513
TOTAL LONG-TERM INVESTMENTS (Cost $1,111,032,427)		1,089,261,513
TOTAL INVESTMENTS — 100.1% (Cost $1,111,032,427) (c)		1,089,261,513
Other Assets/ (Liabilities) — (0.1)%		(890,090)
NET ASSETS — 100.0%		$1,088,371,423

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
3

MML Growth Allocation Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 75.1%
MML Blue Chip Growth Fund, Initial Class (a) (b)	3,595,487	$71,909,741
MML Equity Income Fund, Initial Class (a)	5,549,531	59,158,004
MML Focused Equity Fund, Class II (a)	14,021,265	104,738,851
MML Foreign Fund, Initial Class (a)	3,076,628	30,304,782
MML Fundamental Equity Fund, Class II (a)	4,123,066	48,940,788
MML Fundamental Value Fund, Class II (a)	4,096,782	54,528,169
MML Global Fund, Class I (a)	7,910,043	34,487,786
MML Income & Growth Fund, Initial Class (a)	3,010,134	32,659,959
MML International Equity Fund, Class II (a)	8,724,499	91,083,774
MML Large Cap Growth Fund, Initial Class (a)	3,444,126	56,001,493
MML Mid Cap Growth Fund, Initial Class (a) (b)	3,594,849	39,938,772
MML Mid Cap Value Fund, Initial Class (a)	4,051,637	32,291,543
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	959,617	9,672,509
MML Small Company Value Fund, Class II (a)	2,076,865	17,715,663
MML Small/Mid Cap Value Fund, Initial Class (a)	1,075,953	9,898,765
MML Strategic Emerging Markets Fund, Class II (a)	2,505,825	13,731,923
		707,062,522
Fixed Income Funds — 25.0%
Invesco V.I. Global Strategic Income Fund, Series I (b)	1,780,084	7,600,958

	Number of Shares	Value
MML Dynamic Bond Fund, Class II (a)	5,262,971	$44,419,479
MML High Yield Fund, Class II (a)	278,784	2,483,963
MML Inflation-Protected and Income Fund, Initial Class (a)	1,394,315	12,297,860
MML Managed Bond Fund, Initial Class (a)	6,719,665	73,519,155
MML Short-Duration Bond Fund, Class II (a)	2,244,720	20,494,295
MML Total Return Bond Fund, Class II (a)	7,396,503	65,976,807
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,083,357	8,114,345
		234,906,862
TOTAL MUTUAL FUNDS (Cost $939,844,686)		941,969,384
TOTAL LONG-TERM INVESTMENTS (Cost $939,844,686)		941,969,384
TOTAL INVESTMENTS — 100.1% (Cost $939,844,686) (c)		941,969,384
Other Assets/ (Liabilities) — (0.1)%		(636,003)
NET ASSETS — 100.0%		$941,333,381

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
4

MML Aggressive Allocation Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 90.2%
MML Blue Chip Growth Fund, Initial Class (a) (b)	589,761	$11,795,220
MML Equity Income Fund, Initial Class (a)	904,641	9,643,471
MML Focused Equity Fund, Class II (a)	2,294,677	17,141,239
MML Foreign Fund, Initial Class (a)	510,216	5,025,625
MML Fundamental Equity Fund, Class II (a)	689,641	8,186,036
MML Fundamental Value Fund, Class II (a)	653,289	8,695,281
MML Global Fund, Class I (a)	1,227,495	5,351,879
MML Income & Growth Fund, Initial Class (a)	420,447	4,561,850
MML International Equity Fund, Class II (a)	1,437,538	15,007,899
MML Large Cap Growth Fund, Initial Class (a)	558,112	9,074,904
MML Mid Cap Growth Fund, Initial Class (a) (b)	658,371	7,314,499
MML Mid Cap Value Fund, Initial Class (a)	657,840	5,242,983
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	150,306	1,515,016
MML Small Company Value Fund, Class II (a)	361,334	3,082,177
MML Small/Mid Cap Value Fund, Initial Class (a)	185,557	1,707,124
MML Strategic Emerging Markets Fund, Class II (a)	407,884	2,235,204
		115,580,407
Fixed Income Funds — 9.9%
Invesco V.I. Global Strategic Income Fund, Series I (b)	113,852	486,146
MML Dynamic Bond Fund, Class II (a)	290,100	2,448,440

	Number of Shares	Value
MML High Yield Fund, Class II (a)	18,928	$168,651
MML Inflation-Protected and Income Fund, Initial Class (a)	16,209	142,965
MML Managed Bond Fund, Initial Class (a)	356,540	3,900,865
MML Short-Duration Bond Fund, Class II (a)	138,832	1,267,535
MML Total Return Bond Fund, Class II (a)	385,274	3,436,643
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	109,058	816,842
		12,668,087
TOTAL MUTUAL FUNDS (Cost $126,738,554)		128,248,494
TOTAL LONG-TERM INVESTMENTS (Cost $126,738,554)		128,248,494
TOTAL INVESTMENTS — 100.1% (Cost $126,738,554) (c)		128,248,494
Other Assets/ (Liabilities) — (0.1)%		(97,404)
NET ASSETS — 100.0%		$128,151,090

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
5

MML American Funds Growth Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 100.1%
American Funds Insurance Series Growth Fund, Class 1	2,374,530	$267,490,833
TOTAL MUTUAL FUNDS (Cost $212,438,796)		267,490,833
TOTAL INVESTMENTS — 100.1% (Cost $212,438,796) (a)		267,490,833
Other Assets/ (Liabilities) — (0.1)%		(283,228)
NET ASSETS — 100.0%		$267,207,605

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
6

MML American Funds Core Allocation Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 65.6%
American Funds Insurance Series® Growth-Income Fund, Class 1	2,717,071	$175,223,919
American Funds Insurance Series® International Fund, Class 1	3,317,808	62,175,719
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	10,843,633	172,955,952
		410,355,590
Fixed Income Funds — 34.5%
American Funds Insurance Series® The Bond Fund Of America, Class 1	22,958,155	216,265,824
TOTAL MUTUAL FUNDS (Cost $581,542,870)		626,621,414
TOTAL LONG-TERM INVESTMENTS (Cost $581,542,870)		626,621,414
TOTAL INVESTMENTS — 100.1% (Cost $581,542,870) (a)		626,621,414
Other Assets/ (Liabilities) — (0.1)%		(730,099)
NET ASSETS — 100.0%		$625,891,315

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
7

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 97.2%
Common Stock — 97.0%
Communication Services — 15.8%
Alphabet, Inc. Class A	38,527	$ 7,017,691
Alphabet, Inc. Class C	181,681	33,323,929
Meta Platforms, Inc. Class A	47,876	24,140,037
Netflix, Inc. (a)	12,685	8,560,853
Sea Ltd. ADR (a)	18,030	1,287,702
T-Mobile US, Inc.	24,787	4,366,974
		78,697,186
Consumer Discretionary — 13.9%
Amazon.com, Inc. (a)	213,324	41,224,863
Booking Holdings, Inc.	1,063	4,211,075
Carvana Co. (a)	34,949	4,498,635
Chipotle Mexican Grill, Inc. (a)	81,450	5,102,842
DoorDash, Inc., Class A (a)	11,801	1,283,713
Lululemon Athletica, Inc. (a)	2,993	894,009
NIKE, Inc. Class B	9,896	745,862
Ross Stores, Inc.	16,928	2,459,977
Tesla, Inc. (a)	34,386	6,804,302
TJX Cos., Inc.	19,424	2,138,582
		69,363,860
Consumer Staples — 1.3%
Colgate-Palmolive Co.	18,408	1,786,312
Dollar General Corp.	19,364	2,560,502
Mondelez International, Inc. Class A	15,343	1,004,046
Procter & Gamble Co.	7,954	1,311,774
		6,662,634
Energy — 0.3%
Schlumberger NV	29,140	1,374,825
Financials — 8.1%
Adyen NV ADR (a)	71,767	851,874
Ant Group Balance Owed 2023 (Acquired 8/14/23, Cost $280,322) (a) (b) (c) (d)	280,322	282,733
Charles Schwab Corp.	22,192	1,635,328
Chubb Ltd.	18,844	4,806,728
Fiserv, Inc. (a)	6,641	989,775
Goldman Sachs Group, Inc.	3,755	1,698,462
Marsh & McLennan Cos., Inc.	10,620	2,237,846
Mastercard, Inc. Class A	24,433	10,778,862
Morgan Stanley	20,632	2,005,224
MSCI, Inc.	798	384,437
S&P Global, Inc.	4,496	2,005,216
Visa, Inc. Class A	49,608	13,020,612
		40,697,097

	Number of Shares	Value
Health Care — 10.6%
AstraZeneca PLC Sponsored ADR	14,826	$ 1,156,280
Danaher Corp.	14,782	3,693,282
Elevance Health, Inc.	3,601	1,951,238
Eli Lilly & Co.	20,687	18,729,596
Humana, Inc.	5,269	1,968,762
Intuitive Surgical, Inc. (a)	16,944	7,537,538
Stryker Corp.	7,585	2,580,796
Thermo Fisher Scientific, Inc.	6,792	3,755,976
UnitedHealth Group, Inc.	18,580	9,462,051
Zoetis, Inc.	10,741	1,862,060
		52,697,579
Industrials — 1.6%
Cintas Corp.	1,407	985,266
GE Vernova, Inc. (a)	4,304	738,179
General Electric Co.	19,255	3,060,967
Old Dominion Freight Line, Inc.	7,858	1,387,723
TransDigm Group, Inc.	1,138	1,453,920
Veralto Corp.	4,194	400,401
		8,026,456
Information Technology — 43.9%
Advanced Micro Devices, Inc. (a)	18,545	3,008,184
Apple, Inc.	192,307	40,503,700
ASML Holding NV	6,004	6,140,471
Atlassian Corp. Class A (a)	6,599	1,167,231
Bill Holdings, Inc. (a)	11,557	608,129
Broadcom, Inc.	1,160	1,862,415
Canva, Inc. (Acquired 8/16/21-12/17/21, Cost $582,930) (a) (b) (c) (d)	342	364,798
Confluent, Inc. Class A (a)	20,706	611,448
Crowdstrike Holdings, Inc. Class A (a)	3,782	1,449,225
Datadog, Inc. Class A (a)	6,942	900,308
Fortinet, Inc. (a)	5,659	341,068
Gusto, Inc. (Acquired 10/04/21, Cost $193,055) (a) (b) (c) (d)	6,706	124,665
Intuit, Inc.	7,079	4,652,390
Lam Research Corp.	959	1,021,191
Microsoft Corp.	143,955	64,340,687
MongoDB, Inc. (a)	5,800	1,449,768
Monolithic Power Systems, Inc.	3,712	3,050,076
NVIDIA Corp.	495,830	61,254,838
Roper Technologies, Inc.	5,354	3,017,836
ServiceNow, Inc. (a)	12,638	9,941,936
Shopify, Inc. Class A (a)	37,376	2,468,685
Snowflake, Inc. Class A (a)	4,515	609,931

The accompanying notes are an integral part of the financial statements.
8

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Synopsys, Inc. (a)	9,285	$5,525,132
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	13,106	2,277,954
TE Connectivity Ltd.	14,588	2,194,473
Texas Instruments, Inc.	3,774	734,156
		219,620,695
Materials — 0.8%
Linde PLC (LIN US)	4,739	2,079,521
Sherwin-Williams Co.	6,014	1,794,758
		3,874,279
Utilities — 0.7%
Constellation Energy Corp.	17,590	3,522,749
TOTAL COMMON STOCK (Cost $274,002,445)		484,537,360
Preferred Stock — 0.2%
Information Technology — 0.2%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $37,502) (a) (b) (c) (d)	22	23,467
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $3,408) (a) (b) (c) (d)	2	2,133
Databricks, Inc., Series G (Acquired 2/01/21, Cost $172,224) (a) (b) (c) (d)	2,913	214,106
Databricks, Inc., Series H (Acquired 8/31/21, Cost $542,974) (a) (b) (c) (d)	7,389	543,092
Gusto, Inc., Series E (Acquired 7/13/21, Cost $254,865) (a) (b) (c) (d)	8,385	155,877
		938,675
TOTAL PREFERRED STOCK (Cost $1,010,973)		938,675
TOTAL EQUITIES (Cost $275,013,418)		485,476,035

	Principal Amount
Bonds & Notes — 0.2%
Corporate Debt — 0.2%
Retail — 0.2%
Carvana Co.
12.000% 12/01/28 (e)	$228,862	246,101
13.000% 6/01/30 (e)	345,306	377,995

	Principal Amount	Value
14.000% 6/01/31 (e)	$409,554	$460,618
		1,084,714
TOTAL CORPORATE DEBT (Cost $1,066,298)		1,084,714
TOTAL BONDS & NOTES (Cost $1,066,298)		1,084,714
TOTAL LONG-TERM INVESTMENTS (Cost $276,079,716)		486,560,749

Number of Shares
Short-Term Investments — 2.7%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	110	110

	Principal Amount
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (f)	$13,642,738	13,642,738
TOTAL SHORT-TERM INVESTMENTS (Cost $13,642,848)		13,642,848
TOTAL INVESTMENTS — 100.1% (Cost $289,722,564) (g)		500,203,597
Other Assets/ (Liabilities) — (0.1)%		(329,029)
NET ASSETS — 100.0%		$499,874,568

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $1,710,871 or 0.34% of net assets.
(c)
Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $1,710,871 or 0.34% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

The accompanying notes are an integral part of the financial statements.
9

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(d)	Investment is valued using significant unobservable inputs.
(e)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $1,084,714 or 0.22% of net assets.

(f)
Maturity value of $13,644,557. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $13,915,774.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
10

MML Equity Income Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.0%
Common Stock — 98.4%
Communication Services — 4.5%
AT&T, Inc.	20,346	$ 388,812
Comcast Corp. Class A	51,339	2,010,435
News Corp. Class A	265,437	7,318,098
News Corp. Class B	22,347	634,432
Verizon Communications, Inc.	28,433	1,172,577
Walt Disney Co.	37,956	3,768,651
		15,293,005
Consumer Discretionary — 2.6%
Kohl’s Corp.	54,733	1,258,312
Las Vegas Sands Corp.	74,218	3,284,146
Mattel, Inc. (a)	94,748	1,540,602
TJX Cos., Inc.	10,847	1,194,255
Volkswagen AG ADR	150,526	1,692,665
		8,969,980
Consumer Staples — 8.6%
Colgate-Palmolive Co.	28,014	2,718,479
Conagra Brands, Inc.	108,495	3,083,428
Dollar General Corp.	9,500	1,256,185
Kenvue, Inc.	222,075	4,037,323
Kimberly-Clark Corp.	40,386	5,581,345
Mondelez International, Inc. Class A	5,061	331,192
Philip Morris International, Inc.	53,876	5,459,255
Tyson Foods, Inc. Class A	51,779	2,958,652
Walmart, Inc.	57,856	3,917,430
		29,343,289
Energy — 9.0%
Baker Hughes Co.	46,201	1,624,889
Chevron Corp.	4,586	717,342
ConocoPhillips	10,689	1,222,608
Enbridge, Inc.	46,579	1,657,747
EOG Resources, Inc.	16,601	2,089,568
EQT Corp.	63,100	2,333,438
Exxon Mobil Corp.	49,011	5,642,146
Hess Corp.	6,606	974,517
Marathon Oil Corp.	30,805	883,179
Suncor Energy, Inc. (SU US)	66,200	2,522,220
TC Energy Corp. (b)	35,642	1,350,832
TotalEnergies SE (b)	100,188	6,677,438
TotalEnergies SE Sponsored ADR	17,491	1,166,300
Williams Cos., Inc.	40,700	1,729,750
		30,591,974

	Number of Shares	Value
Financials — 21.6%
American International Group, Inc.	89,610	$ 6,652,646
Apollo Global Management, Inc.	7,800	920,946
Bank of America Corp.	39,176	1,558,030
Bank of New York Mellon Corp.	9,400	562,966
Charles Schwab Corp.	76,608	5,645,243
Chubb Ltd.	26,214	6,686,667
Citigroup, Inc.	67,568	4,287,865
Equitable Holdings, Inc.	117,806	4,813,553
Fifth Third Bancorp	83,248	3,037,720
Fiserv, Inc. (a)	23,322	3,475,911
Goldman Sachs Group, Inc.	2,256	1,020,434
Hartford Financial Services Group, Inc.	43,644	4,387,968
Huntington Bancshares, Inc.	273,864	3,609,527
JP Morgan Chase & Co.	24,015	4,857,274
Loews Corp.	45,540	3,403,660
MetLife, Inc.	90,106	6,324,540
Morgan Stanley	11,570	1,124,488
US Bancorp	76,504	3,037,209
Wells Fargo & Co.	133,361	7,920,310
		73,326,957
Health Care — 16.6%
AbbVie, Inc.	9,614	1,648,993
AstraZeneca PLC Sponsored ADR	38,661	3,015,171
Becton Dickinson & Co.	24,991	5,840,647
Biogen, Inc. (a)	4,900	1,135,918
Bristol-Myers Squibb Co.	37,038	1,538,188
Cardinal Health, Inc.	4,918	483,538
Centene Corp. (a)	10,043	665,851
Cigna Group	11,388	3,764,531
CVS Health Corp.	52,913	3,125,042
Elevance Health, Inc.	16,632	9,012,216
GE HealthCare Technologies, Inc. (a)	12,764	994,571
Humana, Inc.	1,800	672,570
Johnson & Johnson	25,591	3,740,381
Medtronic PLC	38,867	3,059,222
Merck & Co., Inc.	5,858	725,220
Pfizer, Inc.	62,147	1,738,873
Sanofi SA	21,738	2,089,485
Sanofi SA ADR	7,797	378,310
UnitedHealth Group, Inc.	10,130	5,158,804
Viatris, Inc.	224,707	2,388,635
Zimmer Biomet Holdings, Inc.	47,655	5,171,997
		56,348,163

The accompanying notes are an integral part of the financial statements.
11

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrials — 12.5%
3M Co.	8,987	$918,382
Boeing Co. (a)	21,967	3,998,214
CSX Corp.	18,316	612,670
Cummins, Inc.	6,858	1,899,186
GE Vernova, Inc. (a)	12,463	2,137,529
General Electric Co.	38,395	6,103,653
Honeywell International, Inc.	8,100	1,729,674
L3Harris Technologies, Inc.	27,061	6,077,359
Norfolk Southern Corp.	8,400	1,803,396
Siemens AG Sponsored ADR	45,843	4,274,860
Southwest Airlines Co.	100,203	2,866,808
Stanley Black & Decker, Inc.	52,614	4,203,332
Stericycle, Inc. (a)	18,263	1,061,628
Union Pacific Corp.	6,138	1,388,784
United Parcel Service, Inc. Class B	25,199	3,448,483
		42,523,958
Information Technology — 10.1%
Accenture PLC Class A	7,859	2,384,499
Advanced Micro Devices, Inc. (a)	1,600	259,536
Applied Materials, Inc.	21,461	5,064,581
Cisco Systems, Inc.	21,846	1,037,904
Intel Corp.	47,500	1,471,075
Microsoft Corp.	12,731	5,690,120
QUALCOMM, Inc.	40,799	8,126,345
Salesforce, Inc.	1,600	411,360
Samsung Electronics Co. Ltd.	59,697	3,508,142
TE Connectivity Ltd.	21,366	3,214,087
Texas Instruments, Inc.	16,694	3,247,484
		34,415,133
Materials — 2.9%
CF Industries Holdings, Inc.	71,230	5,279,568
International Paper Co.	109,327	4,717,460
		9,997,028
Real Estate — 4.1%
Equity Residential	73,710	5,111,051
Rayonier, Inc.	84,097	2,446,382
Rexford Industrial Realty, Inc.	38,445	1,714,263
Vornado Realty Trust	5,843	153,612
Weyerhaeuser Co.	161,987	4,598,811
		14,024,119
Utilities — 5.9%
Ameren Corp.	40,196	2,858,338
Dominion Energy, Inc.	73,187	3,586,163
NextEra Energy, Inc.	35,387	2,505,754
NiSource, Inc.	19,424	559,605
PG&E Corp.	31,053	542,185
Sempra	32,587	2,478,567

	Number of Shares	Value
Southern Co.	95,524	$7,409,797
		19,940,409
TOTAL COMMON STOCK (Cost $259,558,715)		334,774,015
Preferred Stock — 0.6%
Consumer Discretionary — 0.4%
Dr Ing hc F Porsche AG 3.323% (c)	21,396	1,590,702
Utilities — 0.2%
NextEra Energy, Inc. Convertible 6.926% (b)	15,955	661,973
TOTAL PREFERRED STOCK (Cost $2,816,140)		2,252,675
TOTAL EQUITIES (Cost $262,374,855)		337,026,690
TOTAL LONG-TERM INVESTMENTS (Cost $262,374,855)		337,026,690
Short-Term Investments — 3.5%
Investment of Cash Collateral from Securities Loaned — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	8,806,878	8,806,878
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	109	109

	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (e)	$2,985,852	2,985,852
TOTAL SHORT-TERM INVESTMENTS (Cost $11,792,839)		11,792,839
TOTAL INVESTMENTS — 102.5% (Cost $274,167,694) (f)		348,819,529
Other Assets/ (Liabilities) — (2.5)%		(8,665,570)
NET ASSETS — 100.0%		$340,153,959

The accompanying notes are an integral part of the financial statements.
12

MML Equity Income Fund – Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $8,431,175 or 2.48% of net assets. (Note 2).
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $1,590,702 or 0.47% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)
Maturity value of $2,986,250. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $3,045,603.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
13

MML Equity Index Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.4%
Common Stock — 99.4%
Communication Services — 9.3%
Alphabet, Inc. Class A	92,413	$16,833,028
Alphabet, Inc. Class C	76,882	14,101,696
AT&T, Inc.	112,805	2,155,704
Charter Communications, Inc. Class A (a)	1,541	460,697
Comcast Corp. Class A	61,580	2,411,473
Electronic Arts, Inc.	3,828	533,355
Fox Corp. Class A	3,637	125,004
Fox Corp. Class B	2,080	66,602
Interpublic Group of Cos., Inc.	5,938	172,736
Live Nation Entertainment, Inc. (a)	2,241	210,071
Match Group, Inc. (a)	4,180	126,988
Meta Platforms, Inc. Class A	34,477	17,383,993
Netflix, Inc. (a)	6,779	4,575,012
News Corp. Class A	5,966	164,483
News Corp. Class B	1,797	51,017
Omnicom Group, Inc.	3,081	276,366
Paramount Global Class B	7,678	79,774
T-Mobile US, Inc.	8,112	1,429,172
Take-Two Interactive Software, Inc. (a)	2,505	389,502
Verizon Communications, Inc.	66,223	2,731,037
Walt Disney Co.	28,681	2,847,736
Warner Bros Discovery, Inc. (a)	34,961	260,110
		67,385,556
Consumer Discretionary — 9.9%
Airbnb, Inc. Class A (a)	6,946	1,053,222
Amazon.com, Inc. (a)	144,077	27,842,880
Aptiv PLC (a)	4,280	301,398
AutoZone, Inc. (a)	272	806,235
Bath & Body Works, Inc.	3,519	137,417
Best Buy Co., Inc.	3,029	255,314
Booking Holdings, Inc.	534	2,115,441
BorgWarner, Inc.	3,584	115,548
Caesars Entertainment, Inc. (a)	3,405	135,315
CarMax, Inc. (a)	2,476	181,590
Carnival Corp. (a)	15,891	297,479
Chipotle Mexican Grill, Inc. (a)	21,600	1,353,240
Darden Restaurants, Inc.	1,875	283,725
Deckers Outdoor Corp. (a)	405	392,020
Domino’s Pizza, Inc.	549	283,465
DR Horton, Inc.	4,663	657,157
eBay, Inc.	7,961	427,665
Etsy, Inc. (a)	1,840	108,523
Expedia Group, Inc. (a)	1,997	251,602

	Number of Shares	Value
Ford Motor Co.	61,695	$773,655
Garmin Ltd.	2,412	392,963
General Motors Co.	17,950	833,957
Genuine Parts Co.	2,192	303,197
Hasbro, Inc.	2,059	120,451
Hilton Worldwide Holdings, Inc.	3,934	858,399
Home Depot, Inc.	15,592	5,367,390
Las Vegas Sands Corp.	5,743	254,128
Lennar Corp. Class A	3,852	577,299
LKQ Corp.	4,197	174,553
Lowe’s Cos., Inc.	9,002	1,984,581
Lululemon Athletica, Inc. (a)	1,803	538,556
Marriott International, Inc. Class A	3,775	912,682
McDonald’s Corp.	11,338	2,889,376
MGM Resorts International (a)	3,948	175,449
Mohawk Industries, Inc. (a)	834	94,734
NIKE, Inc. Class B	19,059	1,436,477
Norwegian Cruise Line Holdings Ltd. (a)	6,742	126,682
NVR, Inc. (a)	49	371,839
O’Reilly Automotive, Inc. (a)	927	978,968
Pool Corp.	605	185,935
PulteGroup, Inc.	3,309	364,321
Ralph Lauren Corp.	619	108,362
Ross Stores, Inc.	5,275	766,563
Royal Caribbean Cruises Ltd. (a)	3,725	593,877
Starbucks Corp.	17,820	1,387,287
Tapestry, Inc.	3,615	154,686
Tesla, Inc. (a)	43,652	8,637,858
TJX Cos., Inc.	17,817	1,961,652
Tractor Supply Co.	1,696	457,920
Ulta Beauty, Inc. (a)	754	290,946
Wynn Resorts Ltd.	1,486	132,997
Yum! Brands, Inc.	4,423	585,871
		71,792,847
Consumer Staples — 5.7%
Altria Group, Inc.	27,023	1,230,898
Archer-Daniels-Midland Co.	7,779	470,241
Brown-Forman Corp. Class B	2,816	121,623
Bunge Global SA	2,228	237,884
Campbell Soup Co.	3,113	140,676
Church & Dwight Co., Inc.	3,847	398,857
Clorox Co.	1,954	266,662
Coca-Cola Co.	60,998	3,882,523
Colgate-Palmolive Co.	12,908	1,252,592
Conagra Brands, Inc.	7,501	213,178
Constellation Brands, Inc. Class A	2,533	651,690
Costco Wholesale Corp.	6,977	5,930,380
Dollar General Corp.	3,456	456,987

The accompanying notes are an integral part of the financial statements.
14

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar Tree, Inc. (a)	3,261	$348,177
Estee Lauder Cos., Inc. Class A	3,674	390,914
General Mills, Inc.	8,882	561,875
Hershey Co.	2,322	426,853
Hormel Foods Corp.	4,567	139,248
J. M. Smucker Co.	1,670	182,097
Kellanova	4,142	238,911
Kenvue, Inc.	30,151	548,145
Keurig Dr Pepper, Inc.	16,422	548,495
Kimberly-Clark Corp.	5,297	732,045
Kraft Heinz Co.	12,418	400,108
Kroger Co.	10,531	525,813
Lamb Weston Holdings, Inc.	2,272	191,030
McCormick & Co., Inc.	3,961	280,993
Molson Coors Beverage Co. Class B	2,861	145,425
Mondelez International, Inc. Class A	21,103	1,380,980
Monster Beverage Corp. (a)	11,717	585,264
PepsiCo, Inc.	21,629	3,567,271
Philip Morris International, Inc.	24,457	2,478,228
Procter & Gamble Co.	37,131	6,123,644
Sysco Corp.	7,835	559,341
Target Corp.	7,278	1,077,435
Tyson Foods, Inc. Class A	4,500	257,130
Walgreens Boots Alliance, Inc.	11,265	136,250
Walmart, Inc.	67,205	4,550,451
		41,630,314
Energy — 3.6%
APA Corp.	5,665	166,778
Baker Hughes Co.	15,701	552,204
Chevron Corp.	26,965	4,217,865
ConocoPhillips	18,400	2,104,592
Coterra Energy, Inc.	11,709	312,279
Devon Energy Corp.	9,943	471,298
Diamondback Energy, Inc.	2,806	561,733
EOG Resources, Inc.	9,042	1,138,116
EQT Corp.	6,947	256,900
Exxon Mobil Corp.	70,575	8,124,594
Halliburton Co.	13,928	470,488
Hess Corp.	4,348	641,417
Kinder Morgan, Inc.	30,378	603,611
Marathon Oil Corp.	8,874	254,417
Marathon Petroleum Corp.	5,543	961,600
Occidental Petroleum Corp.	10,462	659,420
ONEOK, Inc.	9,182	748,792
Phillips 66	6,670	941,604
Schlumberger NV	22,487	1,060,937
Targa Resources Corp.	3,488	449,185

	Number of Shares	Value
Valero Energy Corp.	5,145	$806,530
Williams Cos., Inc.	19,182	815,235
		26,319,595
Financials — 12.3%
Aflac, Inc.	8,135	726,537
Allstate Corp.	4,152	662,908
American Express Co.	8,940	2,070,057
American International Group, Inc.	10,441	775,140
Ameriprise Financial, Inc.	1,563	667,698
Aon PLC Class A	3,421	1,004,337
Arch Capital Group Ltd. (a)	5,870	592,224
Arthur J Gallagher & Co.	3,438	891,508
Assurant, Inc.	818	135,993
Bank of America Corp.	107,040	4,256,981
Bank of New York Mellon Corp.	11,765	704,606
Berkshire Hathaway, Inc. Class B (a)	28,482	11,586,478
BlackRock, Inc.	2,198	1,730,529
Blackstone, Inc.	11,243	1,391,883
Brown & Brown, Inc.	3,712	331,890
Capital One Financial Corp.	6,004	831,254
Cboe Global Markets, Inc.	1,654	281,279
Charles Schwab Corp.	23,487	1,730,757
Chubb Ltd.	6,388	1,629,451
Cincinnati Financial Corp.	2,460	290,526
Citigroup, Inc.	30,009	1,904,371
Citizens Financial Group, Inc.	7,159	257,939
CME Group, Inc.	5,665	1,113,739
Corpay, Inc. (a)	1,106	294,649
Discover Financial Services	3,949	516,569
Everest Group Ltd.	684	260,618
FactSet Research Systems, Inc.	600	244,962
Fidelity National Information Services, Inc.	8,751	659,475
Fifth Third Bancorp	10,749	392,231
Fiserv, Inc. (a)	9,205	1,371,913
Franklin Resources, Inc.	4,758	106,341
Global Payments, Inc.	4,016	388,347
Globe Life, Inc.	1,321	108,692
Goldman Sachs Group, Inc.	5,073	2,294,619
Hartford Financial Services Group, Inc.	4,653	467,813
Huntington Bancshares, Inc.	22,809	300,623
Intercontinental Exchange, Inc.	9,024	1,235,295
Invesco Ltd.	7,126	106,605
Jack Henry & Associates, Inc.	1,147	190,425
JP Morgan Chase & Co.	45,179	9,137,905
KeyCorp.	14,912	211,900
KKR & Co., Inc.	10,471	1,101,968

The accompanying notes are an integral part of the financial statements.
15

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Loews Corp.	2,856	$213,457
M&T Bank Corp.	2,617	396,109
MarketAxess Holdings, Inc.	596	119,516
Marsh & McLennan Cos., Inc.	7,752	1,633,501
Mastercard, Inc. Class A	12,916	5,698,023
MetLife, Inc.	9,398	659,646
Moody’s Corp.	2,471	1,040,118
Morgan Stanley	19,687	1,913,380
MSCI, Inc.	1,246	600,260
Nasdaq, Inc.	5,978	360,234
Northern Trust Corp.	3,219	270,332
PayPal Holdings, Inc. (a)	16,457	955,000
PNC Financial Services Group, Inc.	6,260	973,305
Principal Financial Group, Inc.	3,392	266,102
Progressive Corp.	9,215	1,914,048
Prudential Financial, Inc.	5,648	661,889
Raymond James Financial, Inc.	2,935	362,795
Regions Financial Corp.	14,408	288,736
S&P Global, Inc.	5,036	2,246,056
State Street Corp.	4,740	350,760
Synchrony Financial	6,317	298,099
T. Rowe Price Group, Inc.	3,513	405,084
Travelers Cos., Inc.	3,599	731,821
Truist Financial Corp.	21,041	817,443
US Bancorp	24,550	974,635
Visa, Inc. Class A	24,766	6,500,332
W. R. Berkley Corp.	3,173	249,334
Wells Fargo & Co.	54,849	3,257,482
Willis Towers Watson PLC	1,608	421,521
		89,538,053
Health Care — 11.7%
Abbott Laboratories	27,369	2,843,913
AbbVie, Inc.	27,782	4,765,169
Agilent Technologies, Inc.	4,611	597,724
Align Technology, Inc. (a)	1,101	265,814
Amgen, Inc.	8,440	2,637,078
Baxter International, Inc.	8,017	268,169
Becton Dickinson & Co.	4,547	1,062,679
Bio-Rad Laboratories, Inc. Class A (a)	321	87,668
Bio-Techne Corp.	2,479	177,620
Biogen, Inc. (a)	2,290	530,868
Boston Scientific Corp. (a)	23,130	1,781,241
Bristol-Myers Squibb Co.	31,892	1,324,475
Cardinal Health, Inc.	3,831	376,664
Catalent, Inc. (a)	2,847	160,087
Cencora, Inc.	2,604	586,681
Centene Corp. (a)	8,396	556,655

	Number of Shares	Value
Charles River Laboratories International, Inc. (a)	810	$167,330
Cigna Group	4,469	1,477,317
The Cooper Cos., Inc.	3,115	271,939
CVS Health Corp.	19,750	1,166,435
Danaher Corp.	10,371	2,591,194
DaVita, Inc. (a)	814	112,796
Dexcom, Inc. (a)	6,257	709,419
Edwards Lifesciences Corp. (a)	9,480	875,668
Elevance Health, Inc.	3,657	1,981,582
Eli Lilly & Co.	12,560	11,371,573
GE HealthCare Technologies, Inc. (a)	6,686	520,973
Gilead Sciences, Inc.	19,601	1,344,825
HCA Healthcare, Inc.	3,049	979,583
Henry Schein, Inc. (a)	2,015	129,161
Hologic, Inc. (a)	3,683	273,463
Humana, Inc.	1,896	708,440
IDEXX Laboratories, Inc. (a)	1,299	632,873
Incyte Corp. (a)	2,501	151,611
Insulet Corp. (a)	1,102	222,384
Intuitive Surgical, Inc. (a)	5,580	2,482,263
IQVIA Holdings, Inc. (a)	2,866	605,987
Johnson & Johnson	37,863	5,534,056
Labcorp Holdings, Inc.	1,326	269,854
McKesson Corp.	2,045	1,194,362
Medtronic PLC	20,890	1,644,252
Merck & Co., Inc.	39,848	4,933,182
Mettler-Toledo International, Inc. (a)	336	469,590
Moderna, Inc. (a)	5,246	622,962
Molina Healthcare, Inc. (a)	922	274,111
Pfizer, Inc.	89,150	2,494,417
Quest Diagnostics, Inc.	1,748	239,266
Regeneron Pharmaceuticals, Inc. (a)	1,669	1,754,169
ResMed, Inc.	2,311	442,372
Revvity, Inc.	1,941	203,533
Solventum Corp. (a)	2,193	115,966
STERIS PLC	1,555	341,385
Stryker Corp.	5,334	1,814,893
Teleflex, Inc.	741	155,855
Thermo Fisher Scientific, Inc.	6,005	3,320,765
UnitedHealth Group, Inc.	14,480	7,374,085
Universal Health Services, Inc. Class B	939	173,649
Vertex Pharmaceuticals, Inc. (a)	4,060	1,903,003
Viatris, Inc.	18,732	199,121
Waters Corp. (a)	933	270,682
West Pharmaceutical Services, Inc.	1,146	377,481
Zimmer Biomet Holdings, Inc.	3,237	351,312

The accompanying notes are an integral part of the financial statements.
16

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zoetis, Inc.	7,179	$1,244,551
		84,518,195
Industrials — 8.1%
3M Co.	8,706	889,666
A.O. Smith Corp.	1,900	155,382
Allegion PLC	1,376	162,574
American Airlines Group, Inc. (a) (b)	10,394	117,764
AMETEK, Inc.	3,642	607,158
Automatic Data Processing, Inc.	6,439	1,536,925
Axon Enterprise, Inc. (a)	1,116	328,372
Boeing Co. (a)	9,079	1,652,469
Broadridge Financial Solutions, Inc.	1,857	365,829
Builders FirstSource, Inc. (a)	1,920	265,747
C.H. Robinson Worldwide, Inc.	1,854	163,374
Carrier Global Corp.	13,185	831,710
Caterpillar, Inc.	7,694	2,562,871
Cintas Corp.	1,357	950,253
Copart, Inc. (a)	13,773	745,946
CSX Corp.	30,756	1,028,788
Cummins, Inc.	2,153	596,230
Dayforce, Inc. (a) (b)	2,484	123,206
Deere & Co.	4,073	1,521,795
Delta Air Lines, Inc.	10,152	481,611
Dover Corp.	2,162	390,133
Eaton Corp. PLC	6,290	1,972,229
Emerson Electric Co.	9,001	991,550
Equifax, Inc.	1,946	471,827
Expeditors International of Washington, Inc.	2,222	277,283
Fastenal Co.	9,008	566,063
FedEx Corp.	3,562	1,068,030
Fortive Corp.	5,528	409,625
GE Vernova, Inc. (a)	4,312	739,551
Generac Holdings, Inc. (a)	954	126,138
General Dynamics Corp.	3,577	1,037,831
General Electric Co.	17,221	2,737,622
Honeywell International, Inc.	10,245	2,187,717
Howmet Aerospace, Inc.	6,101	473,621
Hubbell, Inc.	843	308,100
Huntington Ingalls Industries, Inc.	620	152,725
IDEX Corp.	1,191	239,629
Illinois Tool Works, Inc.	4,272	1,012,293
Ingersoll Rand, Inc.	6,347	576,561
Jacobs Solutions, Inc.	1,970	275,229
JB Hunt Transport Services, Inc.	1,283	205,280
Johnson Controls International PLC	10,599	704,516
L3Harris Technologies, Inc.	2,986	670,596

	Number of Shares	Value
Leidos Holdings, Inc.	2,127	$310,287
Lockheed Martin Corp.	3,360	1,569,456
Masco Corp.	3,465	231,012
Nordson Corp.	855	198,309
Norfolk Southern Corp.	3,554	763,008
Northrop Grumman Corp.	2,189	954,295
Old Dominion Freight Line, Inc.	2,803	495,010
Otis Worldwide Corp.	6,361	612,310
PACCAR, Inc.	8,246	848,843
Parker-Hannifin Corp.	2,022	1,022,748
Paychex, Inc.	5,040	597,542
Paycom Software, Inc.	763	109,140
Pentair PLC	2,612	200,262
Quanta Services, Inc.	2,303	585,169
Republic Services, Inc.	3,221	625,969
Rockwell Automation, Inc.	1,794	493,852
Rollins, Inc.	4,419	215,603
RTX Corp.	20,917	2,099,858
Snap-on, Inc.	829	216,692
Southwest Airlines Co.	9,415	269,363
Stanley Black & Decker, Inc.	2,421	193,414
Textron, Inc.	3,000	257,580
Trane Technologies PLC	3,561	1,171,320
TransDigm Group, Inc.	880	1,124,297
Uber Technologies, Inc. (a)	32,874	2,389,282
Union Pacific Corp.	9,599	2,171,870
United Airlines Holdings, Inc. (a)	5,173	251,718
United Parcel Service, Inc. Class B	11,475	1,570,354
United Rentals, Inc.	1,048	677,773
Veralto Corp.	3,447	329,085
Verisk Analytics, Inc.	2,245	605,140
W.W. Grainger, Inc.	688	620,741
Waste Management, Inc.	5,742	1,224,998
Westinghouse Air Brake Technologies Corp.	2,775	438,589
Xylem, Inc.	3,814	517,293
		58,644,001
Information Technology — 32.2%
Accenture PLC Class A	9,892	3,001,332
Adobe, Inc. (a)	7,048	3,915,446
Advanced Micro Devices, Inc. (a)	25,429	4,124,838
Akamai Technologies, Inc. (a)	2,402	216,372
Amphenol Corp. Class A	18,898	1,273,158
Analog Devices, Inc.	7,802	1,780,885
ANSYS, Inc. (a)	1,371	440,776
Apple, Inc.	226,771	47,762,508
Applied Materials, Inc.	13,072	3,084,861
Arista Networks, Inc. (a)	3,993	1,399,467
Autodesk, Inc. (a)	3,365	832,669

The accompanying notes are an integral part of the financial statements.
17

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadcom, Inc.	6,853	$ 11,002,697
Cadence Design Systems, Inc. (a)	4,281	1,317,478
CDW Corp.	2,114	473,198
Cisco Systems, Inc.	63,704	3,026,577
Cognizant Technology Solutions Corp. Class A	7,822	531,896
Corning, Inc.	12,123	470,979
Crowdstrike Holdings, Inc. Class A (a)	3,629	1,390,596
Enphase Energy, Inc. (a)	2,141	213,479
EPAM Systems, Inc. (a)	918	172,685
F5, Inc. (a)	922	158,796
Fair Isaac Corp. (a)	389	579,089
First Solar, Inc. (a)	1,683	379,449
Fortinet, Inc. (a)	9,976	601,254
Gartner, Inc. (a)	1,221	548,302
Gen Digital, Inc.	8,669	216,552
GoDaddy, Inc. Class A (a)	2,217	309,737
Hewlett Packard Enterprise Co.	20,462	433,181
HP, Inc.	13,578	475,502
Intel Corp.	66,974	2,074,185
International Business Machines Corp.	14,452	2,499,473
Intuit, Inc.	4,405	2,895,010
Jabil, Inc.	1,897	206,375
Juniper Networks, Inc.	5,121	186,712
Keysight Technologies, Inc. (a)	2,751	376,199
KLA Corp.	2,118	1,746,312
Lam Research Corp.	2,057	2,190,396
Microchip Technology, Inc.	8,502	777,933
Micron Technology, Inc.	17,422	2,291,516
Microsoft Corp.	116,930	52,261,863
Monolithic Power Systems, Inc.	766	629,407
Motorola Solutions, Inc.	2,622	1,012,223
NetApp, Inc.	3,245	417,956
NVIDIA Corp.	386,996	47,809,486
NXP Semiconductors NV	4,023	1,082,549
ON Semiconductor Corp. (a)	6,769	464,015
Oracle Corp.	25,080	3,541,296
Palo Alto Networks, Inc. (a)	5,083	1,723,188
PTC, Inc. (a)	1,880	341,540
Qorvo, Inc. (a)	1,519	176,265
QUALCOMM, Inc.	17,589	3,503,377
Roper Technologies, Inc.	1,684	949,203
Salesforce, Inc.	15,280	3,928,488
Seagate Technology Holdings PLC	3,072	317,245
ServiceNow, Inc. (a)	3,225	2,537,011
Skyworks Solutions, Inc.	2,516	268,155
Super Micro Computer, Inc. (a)	792	648,925
Synopsys, Inc. (a)	2,400	1,428,144

	Number of Shares	Value
TE Connectivity Ltd.	4,818	$724,772
Teledyne Technologies, Inc. (a)	746	289,433
Teradyne, Inc.	2,456	364,200
Texas Instruments, Inc.	14,324	2,786,448
Trimble, Inc. (a)	3,842	214,845
Tyler Technologies, Inc. (a)	668	335,857
VeriSign, Inc. (a)	1,363	242,341
Western Digital Corp. (a)	5,137	389,230
Zebra Technologies Corp. Class A (a)	809	249,924
		234,015,256
Materials — 2.2%
Air Products & Chemicals, Inc.	3,497	902,401
Albemarle Corp. (b)	1,849	176,617
Amcor PLC	22,739	222,387
Avery Dennison Corp.	1,264	276,374
Ball Corp.	4,883	293,078
Celanese Corp.	1,573	212,182
CF Industries Holdings, Inc.	2,876	213,169
Corteva, Inc.	10,965	591,452
Dow, Inc.	11,063	586,892
DuPont de Nemours, Inc.	6,578	529,463
Eastman Chemical Co.	1,851	181,342
Ecolab, Inc.	3,999	951,762
FMC Corp.	1,979	113,891
Freeport-McMoRan, Inc.	22,600	1,098,360
International Flavors & Fragrances, Inc.	4,021	382,839
International Paper Co.	5,464	235,772
Linde PLC (LIN US)	7,563	3,318,720
LyondellBasell Industries NV Class A	4,050	387,423
Martin Marietta Materials, Inc.	970	525,546
Mosaic Co.	5,056	146,118
Newmont Corp. (NEM US)	18,142	759,606
Nucor Corp.	3,772	596,278
Packaging Corp. of America	1,395	254,671
PPG Industries, Inc.	3,703	466,171
Sherwin-Williams Co.	3,670	1,095,238
Steel Dynamics, Inc.	2,324	300,958
Vulcan Materials Co.	2,081	517,503
Westrock Co.	4,061	204,106
		15,540,319
Real Estate — 2.1%
Alexandria Real Estate Equities, Inc.	2,482	290,320
American Tower Corp.	7,347	1,428,110
AvalonBay Communities, Inc.	2,238	463,020
Boston Properties, Inc.	2,273	139,926

The accompanying notes are an integral part of the financial statements.
18

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Camden Property Trust	1,676	$182,868
CBRE Group, Inc. Class A (a)	4,745	422,827
CoStar Group, Inc. (a)	6,424	476,275
Crown Castle, Inc.	6,833	667,584
Digital Realty Trust, Inc.	5,097	774,999
Equinix, Inc.	1,493	1,129,604
Equity Residential	5,426	376,239
Essex Property Trust, Inc.	1,010	274,922
Extra Space Storage, Inc.	3,331	517,671
Federal Realty Investment Trust	1,165	117,630
Healthpeak Properties, Inc.	11,072	217,011
Host Hotels & Resorts, Inc.	11,092	199,434
Invitation Homes, Inc.	9,071	325,558
Iron Mountain, Inc.	4,612	413,327
Kimco Realty Corp.	10,500	204,330
Mid-America Apartment Communities, Inc.	1,838	262,117
Prologis, Inc.	14,566	1,635,907
Public Storage	2,488	715,673
Realty Income Corp.	13,700	723,634
Regency Centers Corp.	2,587	160,911
SBA Communications Corp.	1,690	331,747
Simon Property Group, Inc.	5,128	778,430
UDR, Inc.	4,766	196,121
Ventas, Inc.	6,368	326,424
VICI Properties, Inc.	16,412	470,040
Welltower, Inc.	9,407	980,680
Weyerhaeuser Co.	11,473	325,719
		15,529,058
Utilities — 2.3%
AES Corp.	11,181	196,450
Alliant Energy Corp.	4,055	206,400
Ameren Corp.	4,195	298,306
American Electric Power Co., Inc.	8,288	727,189
American Water Works Co., Inc.	3,057	394,842
Atmos Energy Corp.	2,374	276,927
CenterPoint Energy, Inc.	10,065	311,814
CMS Energy Corp.	4,698	279,672
Consolidated Edison, Inc.	5,441	486,534
Constellation Energy Corp.	4,959	993,139
Dominion Energy, Inc.	13,187	646,163
DTE Energy Co.	3,251	360,894
Duke Energy Corp.	12,142	1,216,993
Edison International	6,053	434,666
Entergy Corp.	3,359	359,413
Evergy, Inc.	3,617	191,593
Eversource Energy	5,542	314,287
Exelon Corp.	15,763	545,557
FirstEnergy Corp.	8,149	311,862

	Number of Shares	Value
NextEra Energy, Inc.	32,323	$2,288,792
NiSource, Inc.	7,053	203,197
NRG Energy, Inc.	3,280	255,381
PG&E Corp.	33,621	587,023
Pinnacle West Capital Corp.	1,801	137,560
PPL Corp.	11,600	320,740
Public Service Enterprise Group, Inc.	7,836	577,513
Sempra	9,956	757,253
Southern Co.	17,202	1,334,359
Vistra Corp.	5,138	441,765
WEC Energy Group, Inc.	4,960	389,162
Xcel Energy, Inc.	8,718	465,628
		16,311,074
TOTAL COMMON STOCK (Cost $321,954,412)		721,224,268
TOTAL EQUITIES (Cost $321,954,412)		721,224,268
TOTAL LONG-TERM INVESTMENTS (Cost $321,954,412)		721,224,268

	Principal Amount
Short-Term Investments — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (c)	$4,505,332	4,505,332
U.S. Treasury Bill — 0.0%
U.S. Treasury Bills
5.330% 10/03/24 (d) (e)	135,000	133,176
5.353% 10/03/24 (d) (e)	10,000	9,865
5.359% 10/03/24 (d) (e)	110,000	108,513
		251,554
TOTAL SHORT-TERM INVESTMENTS (Cost $4,756,878)		4,756,886
TOTAL INVESTMENTS — 100.0% (Cost $326,711,290) (f)		725,981,154
Other Assets/ (Liabilities) — 0.0%		18,878
NET ASSETS — 100.0%		$726,000,032

The accompanying notes are an integral part of the financial statements.
19

MML Equity Index Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $413,354 or 0.06% of net assets. The Fund received $436,471 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $4,505,933. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $4,595,528.

(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	9/20/24	17	$4,692,974	$ 301

The accompanying notes are an integral part of the financial statements.
20

MML Focused Equity Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 96.0%
Common Stock — 96.0%
Consumer Discretionary — 13.1%
McDonald's Corp.	48,061	$ 12,247,865
NIKE, Inc. Class B	119,608	9,014,855
TJX Cos., Inc.	137,970	15,190,497
		36,453,217
Consumer Staples — 10.2%
Coca-Cola Co.	110,944	7,061,586
PepsiCo, Inc.	61,692	10,174,862
Procter & Gamble Co.	66,995	11,048,815
		28,285,263
Financials — 21.5%
American Express Co.	54,990	12,732,934
Chubb Ltd.	43,784	11,168,423
Marsh & McLennan Cos., Inc.	57,602	12,137,893
Mastercard, Inc. Class A	12,185	5,375,535
S&P Global, Inc.	12,971	5,785,066
Visa, Inc. Class A	47,150	12,375,461
		59,575,312
Health Care — 14.0%
Danaher Corp.	52,743	13,177,838
Stryker Corp.	32,112	10,926,108
UnitedHealth Group, Inc.	28,722	14,626,966
		38,730,912
Industrials — 11.1%
General Dynamics Corp.	16,484	4,782,668
Honeywell International, Inc.	54,049	11,541,624
Lockheed Martin Corp.	10,324	4,822,340
Northrop Grumman Corp.	10,151	4,425,328
Union Pacific Corp.	22,553	5,102,842
		30,674,802
Information Technology — 19.2%
Accenture PLC Class A	43,267	13,127,640
Apple, Inc.	57,987	12,213,222
Microsoft Corp.	31,908	14,261,281
Texas Instruments, Inc.	70,347	13,684,602
		53,286,745

	Number of Shares	Value
Materials — 4.8%
Linde PLC (LIN US)	30,392	$13,336,313
Real Estate — 2.1%
American Tower Corp.	30,292	5,888,159
TOTAL COMMON STOCK (Cost $218,592,208)		266,230,723
TOTAL EQUITIES (Cost $218,592,208)		266,230,723
TOTAL LONG-TERM INVESTMENTS (Cost $218,592,208)		266,230,723

	Principal Amount
Short-Term Investments — 4.1%
Repurchase Agreement — 4.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (a)	$11,241,769	11,241,769
TOTAL SHORT-TERM INVESTMENTS (Cost $11,241,769)		11,241,769
TOTAL INVESTMENTS — 100.1% (Cost $229,833,977) (b)		277,472,492
Other Assets/ (Liabilities) — (0.1)%		(229,278)
NET ASSETS — 100.0%		$277,243,214

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Maturity value of $11,243,268. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $11,466,761.

(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
21

MML Foreign Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.2%
Common Stock — 98.6%
Australia — 4.7%
BHP Group Ltd. (a)	22,300	$ 638,815
Glencore PLC	283,000	1,613,604
Macquarie Group Ltd.	14,200	1,936,862
Santos Ltd.	399,800	2,037,538
Sonic Healthcare Ltd.	75,600	1,319,952
Whitehaven Coal Ltd.	105,300	536,628
		8,083,399
Belgium — 3.3%
Anheuser-Busch InBev SA	46,800	2,703,466
Groupe Bruxelles Lambert NV	9,200	654,528
KBC Group NV	22,800	1,608,278
Liberty Global Ltd. Class C (b)	37,200	664,020
		5,630,292
Canada — 0.8%
CCL Industries, Inc. Class B	17,900	941,286
TFI International, Inc. (a)	2,800	406,558
		1,347,844
Denmark — 0.5%
Novo Nordisk AS Class B	6,200	885,708
France — 9.4%
Accor SA	47,500	1,958,394
Amundi SA (c)	20,500	1,315,435
Capgemini SE	10,600	2,099,557
Cie de Saint-Gobain SA	17,500	1,355,218
Rexel SA	16,300	419,344
Societe Generale SA	70,800	1,653,080
Sodexo SA	16,000	1,441,776
Teleperformance SE (a)	5,900	618,860
TotalEnergies SE	39,100	2,605,979
Veolia Environnement SA	90,612	2,720,573
		16,188,216
Germany — 10.7%
Allianz SE Registered	6,000	1,667,066
BASF SE	21,300	1,029,230
Deutsche Boerse AG	8,900	1,819,289
Deutsche Post AG	46,800	1,893,595
Heidelberg Materials AG	21,400	2,217,540
Infineon Technologies AG	57,200	2,101,372
K&S AG Registered	31,500	424,183
SAP SE	18,100	3,674,932
Siemens AG Registered	14,100	2,622,447
Zalando SE (b) (c)	47,000	1,098,693
		18,548,347

	Number of Shares	Value
Hong Kong — 1.1%
AIA Group Ltd.	124,000	$840,838
CK Asset Holdings Ltd.	282,200	1,056,406
		1,897,244
Ireland — 3.5%
AerCap Holdings NV	25,200	2,348,640
AIB Group PLC	326,400	1,719,671
Smurfit Kappa Group PLC	45,300	2,013,912
		6,082,223
Israel — 1.0%
Check Point Software Technologies Ltd. (b)	10,900	1,798,500
Italy — 0.3%
Prysmian SpA	8,800	542,158
Japan — 20.7%
Astellas Pharma, Inc.	128,700	1,272,829
Canon, Inc. (a)	42,800	1,162,971
FANUC Corp.	58,500	1,605,624
Fujitsu Ltd.	157,000	2,466,764
Hitachi Ltd.	148,500	3,347,408
Kyocera Corp.	153,200	1,761,465
Nintendo Co. Ltd.	33,500	1,789,937
Olympus Corp.	121,500	1,954,680
ORIX Corp.	128,500	2,850,818
Rakuten Group, Inc. (b)	288,400	1,479,788
Renesas Electronics Corp.	84,900	1,603,000
SBI Holdings, Inc.	91,800	2,331,082
Seven & i Holdings Co. Ltd.	192,000	2,338,463
Sony Group Corp.	41,400	3,517,840
Square Enix Holdings Co. Ltd.	16,200	486,623
Sumitomo Mitsui Financial Group, Inc.	49,800	3,331,087
Toyota Industries Corp.	28,400	2,404,204
		35,704,583
Luxembourg — 1.4%
ArcelorMittal SA	58,400	1,331,419
Eurofins Scientific SE (a)	22,200	1,103,712
		2,435,131
Netherlands — 4.0%
ASML Holding NV	2,400	2,476,074
EXOR NV	4,900	510,686
Heineken Holding NV	20,800	1,637,241
ING Groep NV Series N	81,900	1,403,330
Koninklijke Philips NV (b)	18,520	465,708
Pluxee NV (b)	16,000	448,875
		6,941,914

The accompanying notes are an integral part of the financial statements.
22

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Norway — 1.2%
Aker BP ASA	65,573	$ 1,671,200
DNB Bank ASA	23,300	457,529
		2,128,729
Republic of Korea — 1.8%
Samsung Electronics Co. Ltd.	54,100	3,179,229
Singapore — 1.4%
DBS Group Holdings Ltd.	91,360	2,407,398
Sweden — 2.9%
Boliden AB	17,200	547,891
Essity AB Class B	75,900	1,940,190
Husqvarna AB Class B	43,000	343,842
Skandinaviska Enskilda Banken AB Class A	108,000	1,599,780
Volvo AB Class B	20,798	533,548
		4,965,251
Switzerland — 3.0%
Cie Financiere Richemont SA Registered Class A	12,700	1,982,073
Julius Baer Group Ltd.	21,581	1,204,966
Novartis AG Registered	17,800	1,906,956
		5,093,995
United Kingdom — 15.6%
Ashtead Group PLC	23,600	1,572,442
Aviva PLC	177,076	1,067,889
Barratt Developments PLC	135,100	801,621
Bunzl PLC	21,900	830,742
Burberry Group PLC	30,800	342,002
CK Hutchison Holdings Ltd.	461,500	2,209,064
DCC PLC	28,500	1,997,645
Dowlais Group PLC	325,896	299,474
Entain PLC	80,100	634,164
Inchcape PLC	121,700	1,145,404
Informa PLC	76,800	831,455
Kingfisher PLC	171,900	541,126
Legal & General Group PLC	610,400	1,744,041
Lloyds Banking Group PLC	3,963,300	2,745,814
Pearson PLC	74,300	927,251
Persimmon PLC	46,700	793,776
Reckitt Benckiser Group PLC	36,900	1,991,277
Smith & Nephew PLC	153,600	1,898,939
Tesco PLC	531,805	2,058,871
Unilever PLC (ULVR LN)	46,400	2,554,675
		26,987,672
United States — 11.3%
BP PLC	449,000	2,705,442
CNH Industrial NV	140,700	1,425,291

	Number of Shares	Value
GSK PLC	103,300	$1,990,892
Linde PLC (LIN US)	3,100	1,360,311
Nestle SA Registered	25,100	2,562,146
Roche Holding AG	12,800	3,552,185
Sanofi SA	22,800	2,191,566
Shell PLC	67,300	2,418,589
Stellantis NV	30,800	605,768
Tenaris SA	44,700	684,862
		19,497,052
TOTAL COMMON STOCK (Cost $158,936,988)		170,344,885
Preferred Stock — 0.6%
Germany — 0.6%
Henkel AG & Co. KGaA 2.236%	11,300	1,006,988
TOTAL PREFERRED STOCK (Cost $887,369)		1,006,988
TOTAL EQUITIES (Cost $159,824,357)		171,351,873
TOTAL LONG-TERM INVESTMENTS (Cost $159,824,357)		171,351,873

	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$215,875	215,875
TOTAL SHORT-TERM INVESTMENTS (Cost $215,875)		215,875
TOTAL INVESTMENTS — 99.3% (Cost $160,040,232) (e)		171,567,748
Other Assets/ (Liabilities) — 0.7%		1,145,368
NET ASSETS — 100.0%		$172,713,116

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $3,123,315 or 1.81% of net assets. The Fund received $3,304,947 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

The accompanying notes are an integral part of the financial statements.
23

MML Foreign Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $2,414,128 or 1.40% of net assets.

(d)
Maturity value of $215,904. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $220,308.

(e)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Financials	20.2%
Industrials	15.6%
Information Technology	12.9%
Consumer Staples	10.9%
Health Care	10.7%
Consumer Discretionary	10.2%
Energy	7.3%
Materials	7.0%
Communication Services	2.2%
Utilities	1.6%
Real Estate	0.6%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
24

MML Fundamental Equity Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.8%
Common Stock — 99.8%
Communication Services — 11.2%
Alphabet, Inc. Class A	39,522	$ 7,198,932
Meta Platforms, Inc. Class A	8,567	4,319,653
T-Mobile US, Inc.	5,444	959,124
Verizon Communications, Inc.	66,251	2,732,191
Walt Disney Co.	13,076	1,298,316
		16,508,216
Consumer Discretionary — 6.6%
Amazon.com, Inc. (a)	33,126	6,401,600
Aptiv PLC (a)	10,394	731,945
Mobileye Global, Inc. Class A (a) (b)	22,931	644,017
Tesla, Inc. (a)	2,975	588,693
Valvoline, Inc. (a)	33,185	1,433,592
		9,799,847
Consumer Staples — 6.5%
Constellation Brands, Inc. Class A	11,482	2,954,089
Coty, Inc. Class A (a)	66,575	667,082
Philip Morris International, Inc.	36,265	3,674,732
Walmart, Inc.	34,133	2,311,145
		9,607,048
Energy — 3.9%
Chevron Corp.	6,167	964,642
Exxon Mobil Corp.	34,634	3,987,066
Marathon Oil Corp.	28,262	810,272
		5,761,980
Financials — 14.0%
American Express Co.	12,046	2,789,251
American International Group, Inc.	32,565	2,417,626
Ares Management Corp. Class A	4,466	595,228
Arthur J Gallagher & Co.	3,761	975,265
Charles Schwab Corp.	30,187	2,224,480
Equitable Holdings, Inc.	50,494	2,063,185
Fiserv, Inc. (a)	14,707	2,191,931
JP Morgan Chase & Co.	18,769	3,796,218
Mastercard, Inc. Class A	4,451	1,963,603
Wells Fargo & Co.	27,338	1,623,604
		20,640,391
Health Care — 14.4%
Becton Dickinson & Co.	8,188	1,913,618
Boston Scientific Corp. (a)	21,573	1,661,337
The Cooper Cos., Inc.	8,361	729,915
Eli Lilly & Co.	3,324	3,009,483
Gilead Sciences, Inc.	14,567	999,442
HCA Healthcare, Inc.	5,278	1,695,716
Lonza Group AG Registered	2,720	1,478,196
Merck & Co., Inc.	19,922	2,466,344

	Number of Shares	Value
Tenet Healthcare Corp. (a)	10,804	$ 1,437,256
UnitedHealth Group, Inc.	6,955	3,541,903
Zimmer Biomet Holdings, Inc.	21,379	2,320,263
		21,253,473
Industrials — 8.4%
AerCap Holdings NV	8,014	746,905
Emerson Electric Co.	19,467	2,144,485
Equifax, Inc.	7,526	1,824,754
Hubbell, Inc.	4,582	1,674,629
Huntington Ingalls Industries, Inc.	3,408	839,493
Otis Worldwide Corp.	11,249	1,082,829
Rockwell Automation, Inc.	1,749	481,465
Uber Technologies, Inc. (a)	23,623	1,716,919
United Parcel Service, Inc. Class B	13,967	1,911,384
		12,422,863
Information Technology — 30.1%
Amdocs Ltd.	14,621	1,153,889
Apple, Inc.	39,000	8,214,180
Applied Materials, Inc.	13,516	3,189,641
Broadcom, Inc.	777	1,247,497
Dell Technologies, Inc. Class C	5,157	711,202
Microsoft Corp.	27,930	12,483,314
MongoDB, Inc. (a)	2,666	666,393
NVIDIA Corp.	90,334	11,159,862
ServiceNow, Inc. (a)	3,280	2,580,278
Texas Instruments, Inc.	7,485	1,456,057
Tyler Technologies, Inc. (a)	3,392	1,705,430
		44,567,743
Materials — 1.6%
CRH PLC	9,785	733,679
DuPont de Nemours, Inc.	20,211	1,626,784
		2,360,463
Real Estate — 1.5%
Prologis, Inc.	19,775	2,220,930
Utilities — 1.6%
Ameren Corp.	6,703	476,650
Atmos Energy Corp.	10,290	1,200,329
FirstEnergy Corp.	18,487	707,497
		2,384,476
TOTAL COMMON STOCK (Cost $111,457,291)		147,527,430
TOTAL EQUITIES (Cost $111,457,291)		147,527,430
TOTAL LONG-TERM INVESTMENTS (Cost $111,457,291)		147,527,430

The accompanying notes are an integral part of the financial statements.
25

MML Fundamental Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 0.8%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	659,266	$659,266

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$ 518,513	518,513
TOTAL SHORT-TERM INVESTMENTS (Cost $1,177,779)		1,177,779
TOTAL INVESTMENTS — 100.6% (Cost $112,635,070) (e)		148,705,209
Other Assets/ (Liabilities) — (0.6)%		(891,443)
NET ASSETS — 100.0%		$147,813,766

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $644,017 or 0.44% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $518,583. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $528,920.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
26

MML Fundamental Value Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.6%
Common Stock — 98.6%
Communication Services — 6.3%
Alphabet, Inc. Class A	32,635	$ 5,944,465
Omnicom Group, Inc.	17,638	1,582,128
T-Mobile US, Inc.	9,559	1,684,105
Take-Two Interactive Software, Inc. (a)	7,702	1,197,584
		10,408,282
Consumer Discretionary — 6.1%
AutoNation, Inc. (a)	7,432	1,184,512
AutoZone, Inc. (a)	925	2,741,793
Booking Holdings, Inc.	364	1,441,986
Lennar Corp. Class A	10,815	1,620,844
MGM Resorts International (a)	30,696	1,364,130
Starbucks Corp.	10,599	825,132
Ulta Beauty, Inc. (a)	2,708	1,044,936
		10,223,333
Consumer Staples — 8.0%
Coca-Cola Europacific Partners PLC	13,933	1,015,298
J. M. Smucker Co.	10,027	1,093,344
Kenvue, Inc.	72,387	1,315,996
Philip Morris International, Inc.	30,202	3,060,368
Target Corp.	9,899	1,465,448
US Foods Holding Corp (a)	43,911	2,326,405
Walmart, Inc.	45,021	3,048,372
		13,325,231
Energy — 10.1%
BP PLC Sponsored ADR	23,469	847,231
Canadian Natural Resources Ltd.	41,461	1,476,012
Cenovus Energy, Inc.	135,940	2,672,580
ConocoPhillips	18,752	2,144,854
Diamondback Energy, Inc.	11,615	2,325,207
Marathon Petroleum Corp.	13,303	2,307,804
Nov, Inc.	31,460	598,055
Phillips 66	14,681	2,072,517
Schlumberger NV	48,452	2,285,965
		16,730,225
Financials — 23.6%
American Express Co.	11,182	2,589,192
Aon PLC Class A	3,627	1,064,815
Arthur J Gallagher & Co.	4,617	1,197,234
Berkshire Hathaway, Inc. Class B (a)	14,259	5,800,561
Blue Owl Capital, Inc.	46,878	832,085
Charles Schwab Corp.	19,881	1,465,031
Chubb Ltd.	6,256	1,595,780

	Number of Shares	Value
Corpay, Inc. (a)	5,667	$1,509,745
Fidelity National Information Services, Inc.	33,930	2,556,965
Goldman Sachs Group, Inc.	4,309	1,949,047
Huntington Bancshares, Inc.	155,438	2,048,673
Intercontinental Exchange, Inc.	10,029	1,372,870
JP Morgan Chase & Co.	36,798	7,442,763
LPL Financial Holdings, Inc.	3,596	1,004,363
Morgan Stanley	37,705	3,664,549
Wells Fargo & Co.	52,475	3,116,490
		39,210,163
Health Care — 12.9%
Abbott Laboratories	19,841	2,061,678
AbbVie, Inc.	12,934	2,218,440
Amgen, Inc.	7,659	2,393,055
Avantor, Inc. (a)	44,139	935,747
Cencora, Inc.	12,413	2,796,649
Centene Corp. (a)	23,858	1,581,785
Cigna Group	5,957	1,969,205
ICON PLC (a)	6,898	2,162,316
McKesson Corp.	3,720	2,172,629
UnitedHealth Group, Inc.	6,039	3,075,421
		21,366,925
Industrials — 12.9%
Allegion PLC	6,635	783,925
Builders FirstSource, Inc. (a)	8,480	1,173,717
Deere & Co.	2,075	775,282
Fortive Corp.	19,472	1,442,875
General Dynamics Corp.	8,107	2,352,165
Honeywell International, Inc.	10,068	2,149,921
Howmet Aerospace, Inc.	13,202	1,024,871
Jacobs Solutions, Inc.	12,836	1,793,318
Leidos Holdings, Inc.	13,373	1,950,853
Masco Corp.	15,822	1,054,853
Norfolk Southern Corp.	8,420	1,807,690
United Rentals, Inc.	3,005	1,943,424
WESCO International, Inc.	4,367	692,257
Westinghouse Air Brake Technologies Corp.	10,491	1,658,102
WillScot Mobile Mini Holdings Corp. (a)	24,559	924,401
		21,527,654
Information Technology — 14.2%
Advanced Micro Devices, Inc. (a)	13,320	2,160,637
Applied Materials, Inc.	10,764	2,540,196
Cognizant Technology Solutions Corp. Class A	13,500	918,000
Dell Technologies, Inc. Class C	12,577	1,734,494

The accompanying notes are an integral part of the financial statements.
27

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Flex Ltd. (a)	56,785	$1,674,590
Hewlett Packard Enterprise Co.	48,170	1,019,759
Keysight Technologies, Inc. (a)	6,565	897,764
Lam Research Corp.	790	841,232
Microchip Technology, Inc.	22,736	2,080,344
Micron Technology, Inc.	18,282	2,404,632
Nice Ltd. Sponsored ADR (a) (b)	5,060	870,168
NXP Semiconductors NV	4,367	1,175,116
Oracle Corp.	30,687	4,333,004
QUALCOMM, Inc.	4,700	936,146
		23,586,082
Materials — 2.5%
CRH PLC	31,401	2,354,447
Kinross Gold Corp.	61,595	512,470
Olin Corp.	4,526	213,401
Teck Resources Ltd. Class B	23,476	1,124,501
		4,204,819
Real Estate — 0.7%
Extra Space Storage, Inc.	7,144	1,110,249
Utilities — 1.3%
CenterPoint Energy, Inc.	33,128	1,026,305
FirstEnergy Corp.	30,589	1,170,641
		2,196,946
TOTAL COMMON STOCK (Cost $125,171,571)		163,889,909
TOTAL EQUITIES (Cost $125,171,571)		163,889,909
TOTAL LONG-TERM INVESTMENTS (Cost $125,171,571)		163,889,909

	Principal Amount
Short-Term Investments — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (c)	$2,374,967	2,374,967
TOTAL SHORT-TERM INVESTMENTS (Cost $2,374,967)		2,374,967
TOTAL INVESTMENTS — 100.0% (Cost $127,546,538) (d)		166,264,876
Other Assets/(Liabilities) — 0.0%		2,740
NET ASSETS — 100.0%		$166,267,616

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $459,848 or 0.28% of net assets. The Fund received $465,520 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $2,375,284. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $2,422,633.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
28

MML Global Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.0%
Common Stock — 99.0%
Austria — 0.6%
Erste Group Bank AG	15,646	$ 741,011
Canada — 3.3%
Canadian National Railway Co.	15,694	1,853,932
Canadian Pacific Kansas City Ltd. (a)	28,293	2,227,508
		4,081,440
Denmark — 0.5%
Carlsberg AS Class B	5,247	627,937
France — 7.8%
Air Liquide SA	7,069	1,217,014
Capgemini SE	9,645	1,910,399
EssilorLuxottica SA	2,626	563,456
Hermes International SCA	256	589,236
Legrand SA	15,596	1,554,192
LVMH Moet Hennessy Louis Vuitton SE	3,136	2,408,295
Pernod Ricard SA	11,193	1,523,225
		9,765,817
Germany — 3.1%
Brenntag SE	7,002	471,845
Deutsche Boerse AG	3,671	750,406
Merck KGaA	12,204	2,022,262
MTU Aero Engines AG	2,617	669,106
		3,913,619
Israel — 1.3%
Check Point Software Technologies Ltd. (b)	9,839	1,623,435
Japan — 2.5%
Hoya Corp.	4,600	538,235
Kubota Corp.	78,400	1,101,557
Olympus Corp.	91,200	1,467,217
		3,107,009
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	41,889	325,999
Netherlands — 2.2%
Akzo Nobel NV	12,776	776,808
Heineken NV (a)	21,067	2,033,472
		2,810,280
Republic of Korea — 1.1%
Samsung Electronics Co. Ltd.	24,326	1,429,537
Spain — 3.2%
Aena SME SA (c)	6,378	1,286,424

	Number of Shares	Value
Amadeus IT Group SA	21,196	$ 1,410,502
Cellnex Telecom SA (c)	39,621	1,285,871
		3,982,797
Sweden — 1.1%
Essity AB Class B	56,558	1,445,761
Switzerland — 4.6%
Cie Financiere Richemont SA Registered Class A	15,737	2,456,054
Julius Baer Group Ltd.	8,057	449,859
Sonova Holding AG Registered	1,707	525,191
UBS Group AG Registered	77,583	2,270,977
		5,702,081
United Kingdom — 6.9%
Burberry Group PLC	45,264	502,611
Compass Group PLC	26,308	716,262
Diageo PLC	67,069	2,110,016
Intertek Group PLC	13,696	830,482
London Stock Exchange Group PLC	8,817	1,045,139
Reckitt Benckiser Group PLC	20,266	1,093,637
Rolls-Royce Holdings PLC (b)	196,999	1,138,734
Whitbread PLC	13,171	493,037
WPP PLC	69,868	640,493
		8,570,411
United States — 60.5%
Abbott Laboratories	11,446	1,189,354
Accenture PLC Class A	4,858	1,473,966
Air Products & Chemicals, Inc.	6,576	1,696,937
Alphabet, Inc. Class A	16,739	3,049,009
American Express Co.	7,776	1,800,533
Amphenol Corp. Class A	12,947	872,239
Aon PLC Class A	5,327	1,563,901
Aptiv PLC (b)	10,913	768,493
Becton Dickinson & Co.	8,822	2,061,790
Boston Scientific Corp. (b)	19,362	1,491,068
Carrier Global Corp.	6,793	428,502
Charles Schwab Corp.	38,814	2,860,204
Cognizant Technology Solutions Corp. Class A	9,984	678,912
Comcast Corp. Class A	64,095	2,509,960
The Cooper Cos., Inc.	11,775	1,027,957
eBay, Inc.	14,217	763,737
Equifax, Inc.	3,451	836,729
Experian PLC	29,660	1,375,447
Fidelity National Information Services, Inc.	15,742	1,186,317
Fiserv, Inc. (b)	8,945	1,333,163
Goldman Sachs Group, Inc.	4,785	2,164,351

The accompanying notes are an integral part of the financial statements.
29

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc.	12,652	$2,701,708
International Flavors & Fragrances, Inc.	18,256	1,738,154
Linde PLC (LIN US)	5,681	2,492,880
Marriott International, Inc. Class A	3,882	938,551
Medtronic PLC	34,658	2,727,931
Microchip Technology, Inc.	8,115	742,523
Microsoft Corp.	5,941	2,655,330
Nestle SA Registered	21,667	2,211,714
Omnicom Group, Inc.	3,828	343,372
Oracle Corp.	19,230	2,715,276
Otis Worldwide Corp.	7,862	756,796
PPG Industries, Inc.	8,289	1,043,502
Roche Holding AG	9,368	2,599,755
Salesforce, Inc.	4,077	1,048,197
Schneider Electric SE	13,644	3,255,510
STERIS PLC	4,575	1,004,395
Thermo Fisher Scientific, Inc.	5,559	3,074,127
TransUnion	15,666	1,161,791
Union Pacific Corp.	6,404	1,448,969
United Parcel Service, Inc. Class B	6,312	863,797
Visa, Inc. Class A	13,446	3,529,172
Walt Disney Co.	13,631	1,353,422
Waters Corp. (b)	4,953	1,436,964
Willis Towers Watson PLC	9,943	2,606,458
		75,582,863
TOTAL COMMON STOCK (Cost $101,258,986)		123,709,997
TOTAL EQUITIES (Cost $101,258,986)		123,709,997
TOTAL LONG-TERM INVESTMENTS (Cost $101,258,986)		123,709,997
Short-Term Investments — 2.3%
Investment of Cash Collateral from Securities Loaned — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,698,833	2,698,833

Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (e)	$254,438	254,438

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $2,953,271)	$2,953,271
TOTAL INVESTMENTS — 101.3% (Cost $104,212,257) (f)	126,663,268
Other Assets/ (Liabilities) — (1.3)%	(1,675,594)
NET ASSETS — 100.0%	$124,987,674

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $2,628,561 or 2.10% of net assets. (Note 2).
(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $2,572,295 or 2.06% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)
Maturity value of $254,472. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $259,619.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Industrials	19.2%
Financials	18.1%
Health Care	17.4%
Information Technology	12.1%
Consumer Discretionary	8.8%
Consumer Staples	8.8%
Communication Services	7.4%
Materials	7.2%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
30

MML Income & Growth Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.6%
Common Stock — 99.6%
Communication Services — 4.5%
Alphabet, Inc. Class C	8,822	$1,618,131
Comcast Corp. Class A	75,632	2,961,749
Electronic Arts, Inc.	8,017	1,117,009
T-Mobile US, Inc.	5,440	958,419
		6,655,308
Consumer Discretionary — 5.7%
Aptiv PLC (a)	11,710	824,618
Aramark	23,544	800,967
Carnival Corp. (a)	73,215	1,370,585
Las Vegas Sands Corp.	23,294	1,030,759
Lithia Motors, Inc.	2,440	615,978
SharkNinja, Inc.	14,231	1,069,460
Six Flags Entertainment Corp. (a)	28,643	949,229
United Parks & Resorts, Inc. (a)	18,495	1,004,463
Wynn Resorts Ltd.	7,955	711,973
		8,378,032
Consumer Staples — 9.1%
Coca-Cola Europacific Partners PLC	30,201	2,200,747
Keurig Dr Pepper, Inc.	38,325	1,280,055
Kraft Heinz Co.	46,224	1,489,337
Molson Coors Beverage Co. Class B	23,785	1,208,992
Philip Morris International, Inc.	44,611	4,520,433
Procter & Gamble Co.	9,534	1,572,347
Tyson Foods, Inc. Class A	19,446	1,111,144
		13,383,055
Energy — 9.9%
Enbridge, Inc.	93,796	3,338,200
Exxon Mobil Corp.	9,606	1,105,843
Halliburton Co.	27,722	936,449
Hess Corp.	23,020	3,395,910
Phillips 66	21,932	3,096,140
Plains GP Holdings LP Class A	143,610	2,702,740
		14,575,282
Financials — 16.4%
Allstate Corp.	15,670	2,501,872
American Express Co.	3,679	851,873
American International Group, Inc.	14,461	1,073,585
Axis Capital Holdings Ltd.	11,822	835,224
Bank of America Corp.	29,101	1,157,347
The Bank of Nova Scotia (b)	15,760	720,547
Berkshire Hathaway, Inc. Class B (a)	2,556	1,039,781
Chubb Ltd.	12,332	3,145,647
Fidelity National Information Services, Inc.	56,169	4,232,896

	Number of Shares	Value
JP Morgan Chase & Co.	12,044	$2,436,019
M&T Bank Corp.	5,328	806,446
Northern Trust Corp.	13,569	1,139,525
Wells Fargo & Co.	51,224	3,042,193
Willis Towers Watson PLC	4,503	1,180,416
		24,163,371
Health Care — 14.9%
Avantor, Inc. (a)	47,605	1,009,226
CVS Health Corp.	38,228	2,257,746
Elevance Health, Inc.	1,918	1,039,287
Humana, Inc.	6,700	2,503,455
Medtronic PLC	38,290	3,013,806
Merck & Co., Inc.	32,223	3,989,207
Sanofi SA ADR	67,576	3,278,788
Smith & Nephew PLC Sponsored ADR (b)	100,746	2,496,486
UnitedHealth Group, Inc.	4,830	2,459,726
		22,047,727
Industrials — 11.5%
AECOM	11,066	975,357
AerCap Holdings NV	16,303	1,519,440
BWX Technologies, Inc.	14,112	1,340,640
CACI International, Inc. Class A (a)	2,654	1,141,565
General Dynamics Corp.	8,602	2,495,784
Jacobs Solutions, Inc.	8,089	1,130,114
JB Hunt Transport Services, Inc.	4,464	714,240
Johnson Controls International PLC	32,843	2,183,074
L3Harris Technologies, Inc.	5,321	1,194,990
MDU Resources Group, Inc.	49,841	1,251,009
Stanley Black & Decker, Inc.	6,736	538,139
U-Haul Holding Co. (UHAL/B US)	13,130	788,063
Vertiv Holdings Co. Class A	18,886	1,634,961
		16,907,376
Information Technology — 7.1%
Broadcom, Inc.	941	1,510,804
Ciena Corp. (a)	16,193	780,179
Cognizant Technology Solutions Corp. Class A	14,756	1,003,408
Littelfuse, Inc.	1,455	371,883
Microchip Technology, Inc.	11,927	1,091,320
Oracle Corp.	22,054	3,114,025
QUALCOMM, Inc.	8,838	1,760,353
Skyworks Solutions, Inc.	7,452	794,234
		10,426,206
Materials — 8.5%
Air Products & Chemicals, Inc.	14,691	3,791,012
Axalta Coating Systems Ltd. (a)	38,305	1,308,882

The accompanying notes are an integral part of the financial statements.
31

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CRH PLC	20,670	$1,549,837
DuPont de Nemours, Inc.	29,738	2,393,612
Element Solutions, Inc.	44,023	1,193,904
International Flavors & Fragrances, Inc.	11,629	1,107,197
Knife River Corp. (a)	16,382	1,149,033
		12,493,477
Real Estate — 6.9%
COPT Defense Properties	30,773	770,248
CubeSmart	16,975	766,761
Mid-America Apartment Communities, Inc.	18,130	2,585,519
Prologis, Inc.	13,542	1,520,902
Public Storage	11,021	3,170,191
SBA Communications Corp.	1,816	356,481
VICI Properties, Inc.	37,965	1,087,317
		10,257,419
Utilities — 5.1%
CenterPoint Energy, Inc.	37,686	1,167,512
Entergy Corp.	33,278	3,560,746
Pinnacle West Capital Corp.	36,593	2,794,974
		7,523,232
TOTAL COMMON STOCK (Cost $119,115,724)		146,810,485
TOTAL EQUITIES (Cost $119,115,724)		146,810,485
TOTAL LONG-TERM INVESTMENTS (Cost $119,115,724)		146,810,485
Short-Term Investments — 2.1%
Investment of Cash Collateral from Securities Loaned — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,511,759	2,511,759

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$559,803	559,803
TOTAL SHORT-TERM INVESTMENTS (Cost $3,071,562)		3,071,562

Value
TOTAL INVESTMENTS — 101.7% (Cost $122,187,286) (e)	$149,882,047
Other Assets/ (Liabilities) — (1.7)%	(2,500,206)
NET ASSETS — 100.0%	$147,381,841

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $3,184,831 or 2.16% of net assets. The Fund received $771,555 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $559,877. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $571,285.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
32

MML International Equity Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.0%
Common Stock — 97.5%
Australia — 1.4%
Brambles Ltd.	55,300	$ 537,240
Glencore PLC	252,444	1,439,380
Rio Tinto PLC	19,802	1,303,480
		3,280,100
Belgium — 1.1%
Anheuser-Busch InBev SA	14,835	856,964
KBC Group NV	14,108	995,157
Liberty Global Ltd. Class A (a)	38,200	665,826
		2,517,947
Canada — 3.1%
Canadian National Railway Co.	17,130	2,023,567
Intact Financial Corp.	7,039	1,173,175
Open Text Corp. (b)	40,200	1,207,132
Suncor Energy, Inc. (SU CN)	39,167	1,493,044
Toronto-Dominion Bank	26,047	1,431,771
		7,328,689
China — 2.9%
Alibaba Group Holding Ltd.	152,140	1,367,752
NetEase, Inc.	56,600	1,080,619
Prosus NV (PRX NA)	54,216	1,920,614
Tencent Holdings Ltd.	42,500	2,017,091
Yum China Holdings, Inc.	16,380	505,159
		6,891,235
Denmark — 3.3%
Carlsberg AS Class B	15,119	1,809,372
DSV AS	8,105	1,240,272
Novo Nordisk AS Class B	32,013	4,573,254
		7,622,898
France — 14.9%
Accor SA	27,300	1,125,561
Air Liquide SA	25,675	4,420,261
Airbus SE	6,190	853,512
BNP Paribas SA	40,576	2,600,109
Capgemini SE	20,149	3,990,942
Cie de Saint-Gobain SA	26,822	2,077,123
Cie Generale des Etablissements Michelin SCA Class A	40,174	1,550,111
Danone SA	16,000	976,481
Dassault Systemes SE	19,988	752,437
Edenred SE	56,035	2,364,348
Engie SA	126,097	1,795,995
EssilorLuxottica SA	12,137	2,604,213
Kering SA	6,150	2,235,763

	Number of Shares	Value
Legrand SA	14,386	$1,433,612
LVMH Moet Hennessy Louis Vuitton SE	4,384	3,366,698
Pernod Ricard SA	12,024	1,636,313
Publicis Groupe SA	3,786	401,291
Valeo SE	14,693	157,162
Worldline SA (a) (c)	63,200	684,549
		35,026,481
Germany — 14.0%
adidas AG	3,580	854,412
Allianz SE Registered	5,590	1,553,150
Bayer AG Registered	90,694	2,564,732
Bayerische Motoren Werke AG	17,920	1,695,443
Beiersdorf AG	21,146	3,089,482
Brenntag SE	12,490	841,666
Continental AG	32,435	1,837,081
Daimler Truck Holding AG	29,890	1,189,162
Deutsche Boerse AG	14,801	3,025,539
Fresenius Medical Care AG	48,000	1,835,653
Fresenius SE & Co. KGaA (a)	59,200	1,768,218
Henkel AG & Co. KGaA	8,300	653,172
Mercedes Benz Group AG	28,918	1,998,347
Merck KGaA	15,517	2,571,243
MTU Aero Engines AG	3,806	973,106
SAP SE	24,632	5,001,156
Siemens AG Registered	5,975	1,111,285
thyssenkrupp AG	83,574	361,906
		32,924,753
Hong Kong — 2.2%
AIA Group Ltd.	316,400	2,145,493
Prudential PLC	334,237	3,032,167
		5,177,660
India — 1.2%
Axis Bank Ltd.	36,182	547,623
HDFC Bank Ltd. ADR	33,545	2,157,950
		2,705,573
Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT	1,072,500	400,512
Ireland — 0.8%
AIB Group PLC	240,425	1,266,703
Smurfit Kappa Group PLC	11,100	493,475
		1,760,178
Israel — 0.6%
Check Point Software Technologies Ltd. (a)	9,178	1,514,370

The accompanying notes are an integral part of the financial statements.
33

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 3.9%
Eni SpA	116,016	$1,786,666
Intesa Sanpaolo SpA	1,105,439	4,127,619
Ryanair Holdings PLC Sponsored ADR	27,777	3,234,354
		9,148,639
Japan — 11.6%
Daikin Industries Ltd.	12,600	1,740,595
Denso Corp.	131,700	2,055,448
Fujitsu Ltd.	67,400	1,058,980
Hitachi Ltd.	218,000	4,914,040
Hoya Corp.	9,700	1,134,975
Komatsu Ltd.	21,500	625,692
Kose Corp. (b)	15,700	999,535
Kubota Corp.	40,800	573,259
Kyocera Corp.	120,300	1,383,187
Mitsubishi Electric Corp.	100,200	1,601,783
Olympus Corp.	106,500	1,713,362
Seven & i Holdings Co. Ltd.	118,200	1,439,616
Shin-Etsu Chemical Co. Ltd.	50,400	1,960,367
SMC Corp.	3,300	1,575,561
Sony Group Corp.	23,300	1,979,847
Terumo Corp.	86,200	1,431,112
ZOZO, Inc.	39,500	990,947
		27,178,306
Luxembourg — 0.4%
Eurofins Scientific SE (b)	19,100	949,590
Netherlands — 2.4%
Akzo Nobel NV	15,535	944,561
EXOR NV	10,490	1,093,284
ING Groep NV Series N	166,058	2,845,351
Koninklijke Ahold Delhaize NV	21,500	634,586
		5,517,782
Portugal — 0.6%
Galp Energia SGPS SA	69,436	1,466,984
Republic of Korea — 1.2%
NAVER Corp.	10,380	1,257,638
Samsung Electronics Co. Ltd. GDR (c)	1,110	1,617,545
		2,875,183
Singapore — 0.9%
DBS Group Holdings Ltd.	79,060	2,083,285
Spain — 1.1%
Amadeus IT Group SA	39,176	2,606,993
Sweden — 0.9%
Sandvik AB	27,300	548,776
SKF AB Class B	44,500	887,945

	Number of Shares	Value
Volvo AB Class B	29,270	$750,887
		2,187,608
Switzerland — 7.7%
Cie Financiere Richemont SA Registered Class A	24,404	3,808,702
Julius Baer Group Ltd.	17,016	950,081
Novartis AG Registered	39,729	4,256,262
Schindler Holding AG	1,380	345,781
Sika AG Registered	4,261	1,212,946
Sonova Holding AG Registered	3,623	1,114,684
Swatch Group AG	4,665	955,792
UBS Group AG Registered	101,343	2,966,470
Zurich Insurance Group AG	4,786	2,546,201
		18,156,919
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	19,076	3,315,600
United Kingdom — 9.8%
Ashtead Group PLC	13,700	912,816
Bunzl PLC	4,300	163,114
Compass Group PLC	141,451	3,851,148
Diageo PLC	51,569	1,622,380
Informa PLC	11,695	126,613
Lloyds Banking Group PLC	3,570,284	2,473,528
London Stock Exchange Group PLC	17,252	2,044,998
Reckitt Benckiser Group PLC	20,880	1,126,771
RELX PLC	68,073	3,120,538
Rolls-Royce Holdings PLC (a)	378,142	2,185,814
Schroders PLC	327,417	1,507,506
Smith & Nephew PLC	61,100	755,372
Smiths Group PLC	23,300	502,608
Tesco PLC	355,322	1,375,621
WPP PLC	138,092	1,265,916
		23,034,743
United States — 9.9%
CNH Industrial NV	233,253	2,362,853
Experian PLC	67,594	3,134,591
Holcim AG	5,774	512,118
Linde PLC (LIN US)	4,606	2,021,159
Nestle SA Registered	39,822	4,064,931
Qiagen NV	31,900	1,317,107
Roche Holding AG	17,154	4,760,482
Schneider Electric SE	21,657	5,167,442
		23,340,683
TOTAL COMMON STOCK (Cost $220,589,063)		229,012,711

The accompanying notes are an integral part of the financial statements.
34

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.5%
Republic of Korea — 0.5%
Samsung Electronics Co. Ltd. 1.704%	26,300	$1,207,755
TOTAL PREFERRED STOCK (Cost $1,302,592)		1,207,755
TOTAL EQUITIES (Cost $221,891,655)		230,220,466
TOTAL LONG-TERM INVESTMENTS (Cost $221,891,655)		230,220,466
Short-Term Investments — 1.6%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	290,765	290,765

	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (e)	$ 3,321,369	3,321,369
TOTAL SHORT-TERM INVESTMENTS (Cost $3,612,134)		3,612,134
TOTAL INVESTMENTS — 99.6% (Cost $225,503,789) (f)		233,832,600
Other Assets/(Liabilities) — 0.4%		1,022,613
NET ASSETS — 100.0%		$234,855,213

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $2,159,340 or 0.92% of net assets. The Fund received $1,999,366 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $2,302,094 or 0.98% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)
Maturity value of $3,321,812. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $3,388,062.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Industrials	19.9%
Financials	19.6%
Consumer Discretionary	14.8%
Health Care	14.2%
Information Technology	9.0%
Consumer Staples	8.6%
Materials	6.2%
Communication Services	2.9%
Energy	2.0%
Utilities	0.8%
Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
35

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 97.4%
Common Stock — 97.4%
Communication Services — 22.0%
Alphabet, Inc. Class A	54,673	$ 9,958,687
Alphabet, Inc. Class C	22,858	4,192,614
Meta Platforms, Inc. Class A	29,623	14,936,509
Netflix, Inc. (a)	15,707	10,600,340
Walt Disney Co.	56,214	5,581,488
		45,269,638
Consumer Discretionary — 15.1%
Alibaba Group Holding Ltd. Sponsored ADR	18,438	1,327,536
Amazon.com, Inc. (a)	63,305	12,233,691
Starbucks Corp.	37,303	2,904,039
Tesla, Inc. (a)	60,867	12,044,362
Yum China Holdings, Inc.	18,026	555,922
Yum! Brands, Inc.	15,307	2,027,565
		31,093,115
Consumer Staples — 2.2%
Monster Beverage Corp. (a)	92,207	4,605,740
Financials — 8.6%
Block, Inc. (a)	28,119	1,813,394
FactSet Research Systems, Inc.	5,828	2,379,398
PayPal Holdings, Inc. (a)	25,665	1,489,340
SEI Investments Co.	33,199	2,147,643
Visa, Inc. Class A	37,072	9,730,288
		17,560,063
Health Care — 12.9%
GRAIL, Inc. (a)	2,757	42,373
Illumina, Inc. (a)	16,436	1,715,590
Intuitive Surgical, Inc. (a)	6,753	3,004,072
Novartis AG Sponsored ADR	22,120	2,354,895
Novo Nordisk AS Sponsored ADR	33,252	4,746,390
Regeneron Pharmaceuticals, Inc. (a)	4,364	4,586,695
Roche Holding AG Sponsored ADR (b)	50,319	1,744,560
Thermo Fisher Scientific, Inc.	5,161	2,854,033
Vertex Pharmaceuticals, Inc. (a)	11,734	5,499,960
		26,548,568
Industrials — 6.8%
Boeing Co. (a)	55,423	10,087,540
Deere & Co.	2,745	1,025,615
Expeditors International of Washington, Inc.	22,119	2,760,230
		13,873,385

	Number of Shares	Value
Information Technology — 29.8%
Autodesk, Inc. (a)	22,307	$5,519,867
Microsoft Corp.	23,808	10,640,986
NVIDIA Corp.	164,260	20,292,680
Oracle Corp.	67,066	9,469,719
QUALCOMM, Inc.	21,410	4,264,444
Salesforce, Inc.	22,395	5,757,755
Shopify, Inc. Class A (a)	54,363	3,590,676
Workday, Inc. Class A (a)	7,772	1,737,508
		61,273,635
TOTAL COMMON STOCK (Cost $135,115,602)		200,224,144
TOTAL EQUITIES (Cost $135,115,602)		200,224,144
TOTAL LONG-TERM INVESTMENTS (Cost $135,115,602)		200,224,144

	Principal Amount
Short-Term Investments — 2.6%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (c)	$5,345,156	5,345,156
TOTAL SHORT-TERM INVESTMENTS (Cost $5,345,156)		5,345,156
TOTAL INVESTMENTS — 100.0% (Cost $140,460,758) (d)		205,569,300
Other Assets/ (Liabilities) — (0.0)%		(70,434)
NET ASSETS — 100.0%		$205,498,866

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $1,374,666 or 0.67% of net assets. The Fund received $1,443,394 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

The accompanying notes are an integral part of the financial statements.
36

MML Large Cap Growth Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(c)
Maturity value of $5,345,869. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $5,452,232.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
37

MML Managed Volatility Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.2%
Common Stock — 99.2%
Communication Services — 9.3%
Alphabet, Inc. Class A (a)	12,984	$ 2,365,036
Alphabet, Inc. Class C (a)	10,797	1,980,386
AT&T, Inc. (a)	16,031	306,352
Charter Communications, Inc. Class A (a) (b)	210	62,782
Comcast Corp. Class A (a)	8,585	336,189
Electronic Arts, Inc. (a)	521	72,591
Fox Corp. Class A (a)	381	13,095
Fox Corp. Class B (a)	321	10,278
Interpublic Group of Cos., Inc. (a)	850	24,726
Live Nation Entertainment, Inc. (a) (b)	319	29,903
Match Group, Inc. (a) (b)	612	18,593
Meta Platforms, Inc. Class A (a)	4,843	2,441,937
Netflix, Inc. (a) (b)	951	641,811
News Corp. Class A (a)	573	15,798
News Corp. Class B (a)	511	14,507
Omnicom Group, Inc. (a)	474	42,518
Paramount Global Class B (a)	1,014	10,535
T-Mobile US, Inc. (a)	1,160	204,369
Take-Two Interactive Software, Inc. (a) (b)	371	57,687
Verizon Communications, Inc. (a)	9,298	383,449
Walt Disney Co. (a)	4,065	403,614
Warner Bros Discovery, Inc. (a) (b)	5,164	38,420
		9,474,576
Consumer Discretionary — 9.9%
Airbnb, Inc. Class A (a) (b)	979	148,446
Amazon.com, Inc. (a) (b)	20,244	3,912,153
Aptiv PLC (a) (b)	590	41,548
AutoZone, Inc. (a) (b)	38	112,636
Bath & Body Works, Inc. (a)	510	19,915
Best Buy Co., Inc. (a)	410	34,559
Booking Holdings, Inc. (a)	75	297,112
BorgWarner, Inc. (a)	509	16,410
Caesars Entertainment, Inc. (a) (b)	454	18,042
CarMax, Inc. (a) (b)	349	25,596
Carnival Corp. (a) (b)	2,247	42,064
Chipotle Mexican Grill, Inc. (a) (b)	3,000	187,950
Darden Restaurants, Inc. (a)	287	43,429
Deckers Outdoor Corp. (a) (b)	56	54,205
Domino’s Pizza, Inc. (a)	80	41,306
DR Horton, Inc. (a)	647	91,182
eBay, Inc. (a)	1,129	60,650
Etsy, Inc. (a) (b)	264	15,571
Expedia Group, Inc. (a) (b)	275	34,647

	Number of Shares	Value
Ford Motor Co. (a)	8,846	$110,929
Garmin Ltd. (a)	335	54,578
General Motors Co. (a)	2,544	118,194
Genuine Parts Co. (a)	332	45,922
Hasbro, Inc. (a)	276	16,146
Hilton Worldwide Holdings, Inc. (a)	550	120,010
Home Depot, Inc. (a)	2,189	753,541
Las Vegas Sands Corp. (a)	796	35,223
Lennar Corp. Class A (a)	557	83,477
LKQ Corp. (a)	535	22,251
Lowe’s Cos., Inc. (a)	1,260	277,780
Lululemon Athletica, Inc. (a) (b)	251	74,974
Marriott International, Inc. Class A (a)	524	126,687
McDonald’s Corp. (a)	1,589	404,941
MGM Resorts International (a) (b)	613	27,242
Mohawk Industries, Inc. (a) (b)	120	13,631
NIKE, Inc. Class B (a)	2,674	201,539
Norwegian Cruise Line Holdings Ltd. (a) (b)	976	18,339
NVR, Inc. (a) (b)	7	53,120
O’Reilly Automotive, Inc. (a) (b)	129	136,232
Pool Corp. (a)	81	24,894
PulteGroup, Inc. (a)	498	54,830
Ralph Lauren Corp. (a)	85	14,880
Ross Stores, Inc. (a)	734	106,665
Royal Caribbean Cruises Ltd. (a) (b)	527	84,020
Starbucks Corp. (a)	2,508	195,248
Tapestry, Inc. (a)	507	21,694
Tesla, Inc. (a) (b)	6,131	1,213,202
TJX Cos., Inc. (a)	2,488	273,929
Tractor Supply Co. (a)	249	67,230
Ulta Beauty, Inc. (a) (b)	113	43,603
Wynn Resorts Ltd. (a)	211	18,884
Yum! Brands, Inc. (a)	634	83,980
		10,095,236
Consumer Staples — 5.7%
Altria Group, Inc. (a)	3,852	175,459
Archer-Daniels-Midland Co. (a)	1,058	63,956
Brown-Forman Corp. Class B (a)	476	20,558
Bunge Global SA (a)	321	34,273
Campbell Soup Co. (a)	325	14,687
Church & Dwight Co., Inc. (a)	528	54,743
Clorox Co. (a)	276	37,666
Coca-Cola Co. (a)	8,606	547,772
Colgate-Palmolive Co. (a)	1,837	178,262
Conagra Brands, Inc. (a)	945	26,857

The accompanying notes are an integral part of the financial statements.
38

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Constellation Brands, Inc. Class A (a)	362	$93,135
Costco Wholesale Corp. (a)	983	835,540
Dollar General Corp. (a)	503	66,512
Dollar Tree, Inc. (a) (b)	477	50,929
Estee Lauder Cos., Inc. Class A (a)	530	56,392
General Mills, Inc. (a)	1,210	76,545
Hershey Co. (a)	316	58,090
Hormel Foods Corp. (a)	709	21,617
J. M. Smucker Co. (a)	267	29,114
Kellanova (a)	544	31,378
Kenvue, Inc. (a)	3,909	71,066
Keurig Dr Pepper, Inc. (a)	2,411	80,527
Kimberly-Clark Corp. (a)	765	105,723
Kraft Heinz Co. (a)	1,700	54,774
Kroger Co. (a)	1,441	71,949
Lamb Weston Holdings, Inc. (a)	338	28,419
McCormick & Co., Inc. (a)	556	39,443
Molson Coors Beverage Co. Class B (a)	382	19,417
Mondelez International, Inc. Class A (a)	3,038	198,807
Monster Beverage Corp. (a) (b)	1,457	72,777
PepsiCo, Inc. (a)	3,033	500,233
Philip Morris International, Inc. (a)	3,462	350,804
Procter & Gamble Co. (a)	5,229	862,367
Sysco Corp. (a)	1,044	74,531
Target Corp. (a)	1,008	149,224
Tyson Foods, Inc. Class A (a)	619	35,370
Walgreens Boots Alliance, Inc. (a)	1,705	20,622
Walmart, Inc. (a)	9,487	642,365
		5,851,903
Energy — 3.6%
APA Corp. (a)	701	20,637
Baker Hughes Co. (a)	2,352	82,720
Chevron Corp. (a)	3,766	589,078
ConocoPhillips (a)	2,637	301,620
Coterra Energy, Inc. (a)	1,668	44,486
Devon Energy Corp. (a)	1,391	65,933
Diamondback Energy, Inc. (a)	400	80,076
EOG Resources, Inc. (a)	1,230	154,820
EQT Corp. (a)	898	33,208
Exxon Mobil Corp. (a)	9,884	1,137,846
Halliburton Co. (a)	1,837	62,054
Hess Corp. (a)	607	89,545
Kinder Morgan, Inc. (a)	4,207	83,593
Marathon Oil Corp. (a)	1,426	40,883
Marathon Petroleum Corp. (a)	766	132,886
Occidental Petroleum Corp. (a)	1,411	88,935

	Number of Shares	Value
ONEOK, Inc. (a)	1,362	$111,071
Phillips 66 (a)	973	137,358
Schlumberger NV (a)	3,149	148,570
Targa Resources Corp. (a)	461	59,368
Valero Energy Corp. (a)	747	117,100
Williams Cos., Inc. (a)	2,814	119,595
		3,701,382
Financials — 12.3%
Aflac, Inc. (a)	1,215	108,512
Allstate Corp. (a)	566	90,368
American Express Co. (a)	1,262	292,216
American International Group, Inc. (a)	1,384	102,748
Ameriprise Financial, Inc. (a)	229	97,826
Aon PLC Class A (a)	470	137,983
Arch Capital Group Ltd. (a) (b)	786	79,300
Arthur J Gallagher & Co. (a)	496	128,618
Assurant, Inc. (a)	134	22,277
Bank of America Corp. (a)	15,253	606,612
Bank of New York Mellon Corp. (a)	1,568	93,907
Berkshire Hathaway, Inc. Class B (a) (b)	3,992	1,623,946
BlackRock, Inc. (a)	310	244,069
Blackstone, Inc. (a)	1,610	199,318
Brown & Brown, Inc. (a)	473	42,291
Capital One Financial Corp. (a)	819	113,391
Cboe Global Markets, Inc. (a)	238	40,474
Charles Schwab Corp. (a)	3,287	242,219
Chubb Ltd. (a)	905	230,847
Cincinnati Financial Corp. (a)	347	40,981
Citigroup, Inc. (a)	4,207	266,976
Citizens Financial Group, Inc. (a)	903	32,535
CME Group, Inc. (a)	812	159,639
Corpay, Inc. (a) (b)	174	46,355
Discover Financial Services (a)	575	75,216
Everest Group Ltd. (a)	98	37,340
FactSet Research Systems, Inc. (a)	78	31,845
Fidelity National Information Services, Inc. (a)	1,191	89,754
Fifth Third Bancorp (a)	1,519	55,428
Fiserv, Inc. (a) (b)	1,261	187,939
Franklin Resources, Inc. (a)	675	15,086
Global Payments, Inc. (a)	541	52,315
Globe Life, Inc. (a)	145	11,931
Goldman Sachs Group, Inc. (a)	703	317,981
Hartford Financial Services Group, Inc. (a)	701	70,479
Huntington Bancshares, Inc. (a)	2,788	36,746

The accompanying notes are an integral part of the financial statements.
39

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Intercontinental Exchange, Inc. (a)	1,235	$169,059
Invesco Ltd. (a)	1,194	17,862
Jack Henry & Associates, Inc. (a)	162	26,895
JP Morgan Chase & Co. (a)	6,347	1,283,744
KeyCorp. (a)	1,841	26,161
KKR & Co., Inc. (a)	1,450	152,598
Loews Corp. (a)	382	28,551
M&T Bank Corp. (a)	380	57,517
MarketAxess Holdings, Inc. (a)	91	18,248
Marsh & McLennan Cos., Inc. (a)	1,081	227,788
Mastercard, Inc. Class A (a)	1,834	809,087
MetLife, Inc. (a)	1,332	93,493
Moody’s Corp. (a)	340	143,116
Morgan Stanley (a)	2,811	273,201
MSCI, Inc. (a)	177	85,270
Nasdaq, Inc. (a)	794	47,846
Northern Trust Corp. (a)	473	39,723
PayPal Holdings, Inc. (a) (b)	2,285	132,599
PNC Financial Services Group, Inc. (a)	862	134,024
Principal Financial Group, Inc. (a)	467	36,636
Progressive Corp. (a)	1,317	273,554
Prudential Financial, Inc. (a)	821	96,213
Raymond James Financial, Inc. (a)	456	56,366
Regions Financial Corp. (a)	2,133	42,745
S&P Global, Inc. (a)	703	313,538
State Street Corp. (a)	718	53,132
Synchrony Financial (a)	952	44,925
T. Rowe Price Group, Inc. (a)	444	51,198
Travelers Cos., Inc. (a)	481	97,806
Truist Financial Corp. (a)	3,060	118,881
US Bancorp (a)	3,354	133,154
Visa, Inc. Class A (a)	3,465	909,459
W. R. Berkley Corp. (a)	471	37,011
Wells Fargo & Co. (a)	7,690	456,709
Willis Towers Watson PLC (a)	239	62,651
		12,576,228
Health Care — 11.6%
Abbott Laboratories (a)	3,820	396,936
AbbVie, Inc. (a)	3,924	673,044
Agilent Technologies, Inc. (a)	626	81,148
Align Technology, Inc. (a) (b)	160	38,629
Amgen, Inc. (a)	1,186	370,566
Baxter International, Inc. (a)	1,174	39,270
Becton Dickinson & Co. (a)	641	149,808
Bio-Rad Laboratories, Inc. Class A (a) (b)	43	11,744
Bio-Techne Corp. (a)	363	26,009
Biogen, Inc. (a) (b)	313	72,560

	Number of Shares	Value
Boston Scientific Corp. (a) (b)	3,277	$252,362
Bristol-Myers Squibb Co. (a)	4,400	182,732
Cardinal Health, Inc. (a)	516	50,733
Catalent, Inc. (a) (b)	417	23,448
Cencora, Inc. (a)	355	79,982
Centene Corp. (a) (b)	1,236	81,947
Charles River Laboratories International, Inc. (a) (b)	116	23,963
Cigna Group (a)	622	205,615
The Cooper Cos., Inc. (a)	448	39,110
CVS Health Corp. (a)	2,817	166,372
Danaher Corp. (a)	1,453	363,032
DaVita, Inc. (a) (b)	106	14,688
Dexcom, Inc. (a) (b)	846	95,919
Edwards Lifesciences Corp. (a) (b)	1,309	120,912
Elevance Health, Inc. (a)	508	275,265
Eli Lilly & Co. (a)	1,763	1,596,185
GE HealthCare Technologies, Inc. (a) (b)	941	73,323
Gilead Sciences, Inc. (a)	2,800	192,108
HCA Healthcare, Inc. (a)	433	139,114
Henry Schein, Inc. (a) (b)	327	20,961
Hologic, Inc. (a) (b)	548	40,689
Humana, Inc. (a)	271	101,259
IDEXX Laboratories, Inc. (a) (b)	180	87,696
Incyte Corp. (a) (b)	435	26,370
Insulet Corp. (a) (b)	148	29,866
Intuitive Surgical, Inc. (a) (b)	791	351,876
IQVIA Holdings, Inc. (a) (b)	422	89,228
Johnson & Johnson (a)	5,344	781,079
Labcorp Holdings, Inc. (a)	182	37,039
McKesson Corp. (a)	282	164,699
Medtronic PLC (a)	2,907	228,810
Merck & Co., Inc. (a)	5,628	696,746
Mettler-Toledo International, Inc. (a) (b)	47	65,687
Moderna, Inc. (a) (b)	748	88,825
Molina Healthcare, Inc. (a) (b)	126	37,460
Pfizer, Inc. (a)	12,513	350,114
Quest Diagnostics, Inc. (a)	269	36,821
Regeneron Pharmaceuticals, Inc. (a) (b)	233	244,890
ResMed, Inc. (a)	329	62,977
Revvity, Inc. (a)	273	28,627
Solventum Corp. (a) (b)	324	17,133
STERIS PLC (a)	227	49,836
Stryker Corp. (a)	743	252,806
Teleflex, Inc. (a)	106	22,295
Thermo Fisher Scientific, Inc. (a)	841	465,073
UnitedHealth Group, Inc. (a)	2,031	1,034,307

The accompanying notes are an integral part of the financial statements.
40

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Health Services, Inc. Class B (a)	142	$26,260
Vertex Pharmaceuticals, Inc. (a) (b)	563	263,889
Viatris, Inc. (a)	2,804	29,807
Waters Corp. (a) (b)	123	35,685
West Pharmaceutical Services, Inc. (a)	160	52,702
Zimmer Biomet Holdings, Inc. (a)	478	51,877
Zoetis, Inc. (a)	996	172,667
		11,882,580
Industrials — 8.1%
3M Co. (a)	1,229	125,592
A.O. Smith Corp. (a)	305	24,943
Allegion PLC (a)	194	22,921
American Airlines Group, Inc. (a) (b) (c)	1,301	14,740
AMETEK, Inc. (a)	524	87,356
Automatic Data Processing, Inc. (a)	920	219,595
Axon Enterprise, Inc. (a) (b)	163	47,961
Boeing Co. (a) (b)	1,290	234,793
Broadridge Financial Solutions, Inc. (a)	262	51,614
Builders FirstSource, Inc. (a) (b)	292	40,416
C.H. Robinson Worldwide, Inc. (a)	274	24,145
Carrier Global Corp. (a)	1,860	117,329
Caterpillar, Inc. (a)	1,074	357,749
Cintas Corp. (a)	190	133,049
Copart, Inc. (a) (b)	2,024	109,620
CSX Corp. (a)	4,278	143,099
Cummins, Inc. (a)	297	82,248
Dayforce, Inc. (a) (b) (c)	388	19,245
Deere & Co. (a)	585	218,574
Delta Air Lines, Inc. (a)	1,369	64,945
Dover Corp. (a)	317	57,203
Eaton Corp. PLC (a)	896	280,941
Emerson Electric Co. (a)	1,230	135,497
Equifax, Inc. (a)	272	65,949
Expeditors International of Washington, Inc. (a)	318	39,683
Fastenal Co. (a)	1,241	77,984
FedEx Corp. (a)	490	146,922
Fortive Corp. (a)	750	55,575
GE Vernova, Inc. (a) (b)	620	106,336
Generac Holdings, Inc. (a) (b)	149	19,701
General Dynamics Corp. (a)	521	151,163
General Electric Co. (a)	2,406	382,482
Honeywell International, Inc. (a)	1,438	307,071
Howmet Aerospace, Inc. (a)	865	67,150
Hubbell, Inc. (a)	115	42,030

	Number of Shares	Value
Huntington Ingalls Industries, Inc. (a)	90	$22,170
IDEX Corp. (a)	161	32,393
Illinois Tool Works, Inc. (a)	591	140,043
Ingersoll Rand, Inc. (a)	927	84,209
Jacobs Solutions, Inc. (a)	280	39,119
JB Hunt Transport Services, Inc. (a)	169	27,040
Johnson Controls International PLC (a)	1,473	97,910
L3Harris Technologies, Inc. (a)	410	92,078
Leidos Holdings, Inc. (a)	297	43,326
Lockheed Martin Corp. (a)	462	215,800
Masco Corp. (a)	439	29,268
Nordson Corp. (a)	120	27,833
Norfolk Southern Corp. (a)	480	103,051
Northrop Grumman Corp. (a)	313	136,452
Old Dominion Freight Line, Inc. (a)	396	69,934
Otis Worldwide Corp. (a)	908	87,404
PACCAR, Inc. (a)	1,141	117,455
Parker-Hannifin Corp. (a)	277	140,109
Paychex, Inc. (a)	732	86,786
Paycom Software, Inc. (a)	100	14,304
Pentair PLC (a)	337	25,838
Quanta Services, Inc. (a)	329	83,596
Republic Services, Inc. (a)	467	90,757
Rockwell Automation, Inc. (a)	263	72,399
Rollins, Inc. (a)	651	31,762
RTX Corp. (a)	2,929	294,042
Snap-on, Inc. (a)	105	27,446
Southwest Airlines Co. (a)	1,388	39,711
Stanley Black & Decker, Inc. (a)	359	28,681
Textron, Inc. (a)	371	31,854
Trane Technologies PLC (a)	509	167,425
TransDigm Group, Inc. (a)	121	154,591
Uber Technologies, Inc. (a) (b)	4,556	331,130
Union Pacific Corp. (a)	1,375	311,107
United Airlines Holdings, Inc. (a) (b)	736	35,814
United Parcel Service, Inc. Class B (a)	1,624	222,244
United Rentals, Inc. (a)	143	92,482
Veralto Corp. (a)	467	44,584
Verisk Analytics, Inc. (a)	334	90,030
W.W. Grainger, Inc. (a)	92	83,006
Waste Management, Inc. (a)	798	170,245
Westinghouse Air Brake Technologies Corp. (a)	404	63,852

The accompanying notes are an integral part of the financial statements.
41

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xylem, Inc. (a)	525	$71,206
		8,246,107
Information Technology — 32.2%
Accenture PLC Class A (a)	1,387	420,830
Adobe, Inc. (a) (b)	989	549,429
Advanced Micro Devices, Inc. (a) (b)	3,591	582,496
Akamai Technologies, Inc. (a) (b)	349	31,438
Amphenol Corp. Class A (a)	2,558	172,332
Analog Devices, Inc. (a)	1,111	253,597
ANSYS, Inc. (a) (b)	203	65,264
Apple, Inc. (a)	31,859	6,710,143
Applied Materials, Inc. (a)	1,825	430,682
Arista Networks, Inc. (a) (b)	556	194,867
Autodesk, Inc. (a) (b)	466	115,312
Broadcom, Inc. (a)	962	1,544,520
Cadence Design Systems, Inc. (a) (b)	598	184,034
CDW Corp. (a)	304	68,047
Cisco Systems, Inc. (a)	8,897	422,696
Cognizant Technology Solutions Corp. Class A (a)	1,057	71,876
Corning, Inc. (a)	1,724	66,977
Crowdstrike Holdings, Inc. Class A (a) (b)	507	194,277
Enphase Energy, Inc. (a) (b)	306	30,511
EPAM Systems, Inc. (a) (b)	132	24,831
F5, Inc. (a) (b)	135	23,251
Fair Isaac Corp. (a) (b)	54	80,388
First Solar, Inc. (a) (b)	236	53,209
Fortinet, Inc. (a) (b)	1,446	87,150
Gartner, Inc. (a) (b)	180	80,831
Gen Digital, Inc. (a)	1,309	32,699
GoDaddy, Inc. Class A (a) (b)	299	41,773
Hewlett Packard Enterprise Co. (a)	2,980	63,087
HP, Inc. (a)	1,872	65,557
Intel Corp. (a)	9,389	290,777
International Business Machines Corp. (a)	2,019	349,186
Intuit, Inc. (a)	620	407,470
Jabil, Inc. (a)	254	27,633
Juniper Networks, Inc. (a)	628	22,897
Keysight Technologies, Inc. (a) (b)	394	53,880
KLA Corp. (a)	298	245,704
Lam Research Corp. (a)	289	307,742
Microchip Technology, Inc. (a)	1,173	107,329
Micron Technology, Inc. (a)	2,451	322,380
Microsoft Corp. (a)	16,429	7,342,942
Monolithic Power Systems, Inc. (a)	107	87,920

	Number of Shares	Value
Motorola Solutions, Inc. (a)	373	$143,997
NetApp, Inc. (a)	481	61,953
NVIDIA Corp. (a)	54,378	6,717,858
NXP Semiconductors NV (a)	574	154,458
ON Semiconductor Corp. (a) (b)	928	63,614
Oracle Corp. (a)	3,545	500,554
Palo Alto Networks, Inc. (a) (b)	712	241,375
PTC, Inc. (a) (b)	265	48,143
Qorvo, Inc. (a) (b)	194	22,512
QUALCOMM, Inc. (a)	2,479	493,767
Roper Technologies, Inc. (a)	231	130,205
Salesforce, Inc. (a)	2,147	551,994
Seagate Technology Holdings PLC (a)	440	45,439
ServiceNow, Inc. (a) (b)	451	354,788
Skyworks Solutions, Inc. (a)	373	39,754
Super Micro Computer, Inc. (a) (b)	114	93,406
Synopsys, Inc. (a) (b)	335	199,345
TE Connectivity Ltd. (a)	703	105,752
Teledyne Technologies, Inc. (a) (b)	107	41,514
Teradyne, Inc. (a)	349	51,753
Texas Instruments, Inc. (a)	1,995	388,087
Trimble, Inc. (a) (b)	563	31,483
Tyler Technologies, Inc. (a) (b)	91	45,753
VeriSign, Inc. (a) (b)	201	35,738
Western Digital Corp. (a) (b)	708	53,645
Zebra Technologies Corp. Class A (a) (b)	118	36,454
		32,881,305
Materials — 2.1%
Air Products & Chemicals, Inc. (a)	482	124,380
Albemarle Corp. (a)	280	26,746
Amcor PLC (a)	3,035	29,682
Avery Dennison Corp. (a)	187	40,888
Ball Corp. (a)	645	38,713
Celanese Corp. (a)	201	27,113
CF Industries Holdings, Inc. (a)	427	31,649
Corteva, Inc. (a)	1,553	83,769
Dow, Inc. (a)	1,590	84,349
DuPont de Nemours, Inc. (a)	885	71,234
Eastman Chemical Co. (a)	242	23,709
Ecolab, Inc. (a)	573	136,374
FMC Corp. (a)	313	18,013
Freeport-McMoRan, Inc. (a)	3,147	152,944
International Flavors & Fragrances, Inc. (a)	560	53,318
International Paper Co. (a)	732	31,586
Linde PLC (a)	1,056	463,383

The accompanying notes are an integral part of the financial statements.
42

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LyondellBasell Industries NV Class A (a)	587	$56,152
Martin Marietta Materials, Inc. (a)	146	79,103
Mosaic Co. (a)	720	20,808
Newmont Corp. (a)	2,538	106,266
Nucor Corp. (a)	523	82,676
Packaging Corp. of America (a)	214	39,068
PPG Industries, Inc. (a)	503	63,323
Sherwin-Williams Co. (a)	512	152,796
Steel Dynamics, Inc. (a)	339	43,900
Vulcan Materials Co. (a)	280	69,630
Westrock Co. (a)	618	31,061
		2,182,633
Real Estate — 2.1%
Alexandria Real Estate Equities, Inc. (a)	349	40,823
American Tower Corp. (a)	1,068	207,598
AvalonBay Communities, Inc. (a)	300	62,067
Boston Properties, Inc. (a)	328	20,192
Camden Property Trust (a)	260	28,369
CBRE Group, Inc. Class A (a) (b)	630	56,139
CoStar Group, Inc. (a) (b)	949	70,359
Crown Castle, Inc. (a)	987	96,430
Digital Realty Trust, Inc. (a)	713	108,412
Equinix, Inc. (a)	204	154,346
Equity Residential (a)	722	50,063
Essex Property Trust, Inc. (a)	122	33,208
Extra Space Storage, Inc. (a)	460	71,489
Federal Realty Investment Trust (a)	154	15,549
Healthpeak Properties, Inc. (a)	1,582	31,007
Host Hotels & Resorts, Inc. (a)	1,624	29,199
Invitation Homes, Inc. (a)	1,387	49,779
Iron Mountain, Inc. (a)	620	55,564
Kimco Realty Corp. (a)	1,452	28,256
Mid-America Apartment Communities, Inc. (a)	289	41,214
Prologis, Inc. (a)	2,060	231,359
Public Storage (a)	345	99,239
Realty Income Corp. (a)	1,779	93,967
Regency Centers Corp. (a)	293	18,225
SBA Communications Corp. (a)	219	42,990
Simon Property Group, Inc. (a)	764	115,975
UDR, Inc. (a)	640	26,336
Ventas, Inc. (a)	810	41,521
VICI Properties, Inc. (a)	2,397	68,650
Welltower, Inc. (a)	1,282	133,648
Weyerhaeuser Co. (a)	1,738	49,342
		2,171,315

	Number of Shares	Value
Utilities — 2.3%
AES Corp. (a)	1,400	$24,598
Alliant Energy Corp. (a)	481	24,483
Ameren Corp. (a)	613	43,590
American Electric Power Co., Inc. (a)	1,220	107,043
American Water Works Co., Inc. (a)	428	55,280
Atmos Energy Corp. (a)	302	35,228
CenterPoint Energy, Inc. (a)	1,531	47,430
CMS Energy Corp. (a)	711	42,326
Consolidated Edison, Inc. (a)	664	59,375
Constellation Energy Corp. (a)	705	141,190
Dominion Energy, Inc. (a)	1,813	88,837
DTE Energy Co. (a)	450	49,955
Duke Energy Corp. (a)	1,713	171,694
Edison International (a)	816	58,597
Entergy Corp. (a)	502	53,714
Evergy, Inc. (a)	586	31,040
Eversource Energy (a)	811	45,992
Exelon Corp. (a)	2,349	81,299
FirstEnergy Corp. (a)	1,189	45,503
NextEra Energy, Inc. (a)	4,495	318,291
NiSource, Inc. (a)	1,069	30,798
NRG Energy, Inc. (a)	510	39,709
PG&E Corp. (a)	4,783	83,511
Pinnacle West Capital Corp. (a)	241	18,408
PPL Corp. (a)	1,758	48,609
Public Service Enterprise Group, Inc. (a)	1,052	77,532
Sempra (a)	1,384	105,267
Southern Co. (a)	2,435	188,883
Vistra Corp. (a)	704	60,530
WEC Energy Group, Inc. (a)	646	50,685
Xcel Energy, Inc. (a)	1,133	60,514
		2,289,911
TOTAL COMMON STOCK (Cost $55,980,141)		101,353,176
TOTAL EQUITIES (Cost $55,980,141)		101,353,176

	Principal Amount
Bonds & Notes — 0.0%
Corporate Debt — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (a) (d) (e)	$359,000	—
TOTAL CORPORATE DEBT (Cost $0)		—

The accompanying notes are an integral part of the financial statements.
43

MML Managed Volatility Fund – Portfolio of Investments (Continued)

Value
TOTAL BONDS & NOTES (Cost $0)	$—
TOTAL PURCHASED OPTIONS (#) — 0.4% (Cost $878,101)	420,727

	Number of Shares
Rights — 0.0%
Health Care — 0.0%
Abiomed, Inc., CVR (a) (b) (d) (e)	136	—
TOTAL RIGHTS (Cost $139)		—
TOTAL LONG-TERM INVESTMENTS (Cost $56,858,381)		101,773,903

	Principal Amount
Short-Term Investments — 2.4%
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (f)	$2,461,621	2,461,621
TOTAL SHORT-TERM INVESTMENTS (Cost $2,461,621)		2,461,621
TOTAL INVESTMENTS — 102.0%
(Cost $59,320,002) (g)		104,235,524
Other Assets/ (Liabilities) — (2.0)%		(2,043,162)
NET ASSETS — 100.0%		$102,192,362

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(b)	Non-income producing security.
(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $33,282 or 0.03% of net assets. The Fund received $34,580 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $0 or 0.00% of net assets.
(f)
Maturity value of $2,461,949. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $2,511,050.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
44

MML Managed Volatility Fund – Portfolio of Investments (Continued)
(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Put
S&P 500 Index	8/30/24	4,950.00	26	USD	12,870,000	$33,358	$101,985	$(68,627)
S&P 500 Index	9/20/24	4,700.00	26	USD	12,220,000	31,200	215,865	(184,665)
S&P 500 Index	9/20/24	4,800.00	27	USD	12,960,000	38,340	106,853	(68,513)
S&P 500 Index	9/20/24	5,000.00	27	USD	13,500,000	63,072	125,861	(62,789)
S&P 500 Index	9/20/24	5,100.00	26	USD	13,260,000	78,000	134,043	(56,043)
S&P 500 Index	9/30/24	5,100.00	27	USD	13,770,000	89,397	99,049	(9,652)
S&P 500 Index	10/18/24	5,000.00	26	USD	13,000,000	87,360	94,445	(7,085)
						$420,727	$878,101	$(457,374)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
S&P 500 Index	7/31/24	5,450.00	21	USD	11,445,000	$(202,503)	$(108,994)	$(93,509)
S&P 500 Index	8/16/24	5,400.00	21	USD	11,340,000	(329,910)	(123,472)	(206,438)
S&P 500 Index	8/16/24	5,450.00	21	USD	11,445,000	(232,134)	(124,058)	(108,076)
S&P 500 Index	8/16/24	5,550.00	21	USD	11,655,000	(133,035)	(73,661)	(59,374)
S&P 500 Index	8/30/24	5,350.00	21	USD	11,235,000	(451,290)	(319,000)	(132,290)
S&P 500 Index	8/30/24	5,500.00	20	USD	11,000,000	(207,820)	(76,665)	(131,155)
S&P 500 Index	9/20/24	5,750.00	20	USD	11,500,000	(58,400)	(86,350)	27,950
S&P 500 Index	9/20/24	5,800.00	20	USD	11,600,000	(39,660)	(67,150)	27,490
S&P 500 Index	9/30/24	5,750.00	20	USD	11,500,000	(71,500)	(82,641)	11,141
						$(1,726,252)	$(1,061,991)	$(664,261)

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
45

MML Mid Cap Growth Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 96.6%
Common Stock — 96.4%
Communication Services — 6.2%
Liberty Media Corp-Liberty Formula One Class C (a)	31,860	$2,288,822
Match Group, Inc. (a) (b)	39,495	1,199,858
New York Times Co. Class A	26,600	1,362,187
Pinterest, Inc. Class A (a)	58,635	2,584,045
Reddit, Inc. Class A (a)	4,870	311,144
Spotify Technology SA (a)	13,106	4,112,532
Take-Two Interactive Software, Inc. (a)	15,550	2,417,870
Trade Desk, Inc. Class A (a)	58,100	5,674,627
		19,951,085
Consumer Discretionary — 11.4%
Bath & Body Works, Inc.	38,377	1,498,622
Birkenstock Holding PLC (a)	13,157	715,872
Bright Horizons Family Solutions, Inc. (a)	9,300	1,023,744
Burlington Stores, Inc. (a)	9,043	2,170,320
Caesars Entertainment, Inc. (a)	31,405	1,248,035
Domino’s Pizza, Inc.	9,302	4,802,902
DraftKings, Inc. Class A (a)	94,504	3,607,218
Five Below, Inc. (a)	11,300	1,231,361
Hilton Worldwide Holdings, Inc.	15,900	3,469,380
Lululemon Athletica, Inc. (a)	4,000	1,194,800
O’Reilly Automotive, Inc. (a)	2,093	2,210,333
On Holding AG, Class A (a) (b)	38,874	1,508,311
Ross Stores, Inc.	37,347	5,427,266
Tractor Supply Co.	2,685	724,950
Ulta Beauty, Inc. (a)	5,209	2,009,997
Viking Holdings Ltd. (a)	23,330	791,820
Yum! Brands, Inc.	23,707	3,140,229
		36,775,160
Consumer Staples — 4.2%
Boston Beer Co., Inc. Class A (a)	2,094	638,775
Casey’s General Stores, Inc.	6,700	2,556,452
Dollar General Corp.	4,574	604,820
Dollar Tree, Inc. (a)	28,229	3,014,010
elf Beauty, Inc. (a)	9,577	2,018,065
Freshpet, Inc. (a)	15,333	1,983,937
McCormick & Co., Inc.	11,300	801,622
Reynolds Consumer Products, Inc.	31,800	889,764
TreeHouse Foods, Inc. (a)	24,507	897,937
		13,405,382

	Number of Shares	Value
Energy — 4.9%
Cheniere Energy, Inc.	39,629	$6,928,338
Chesapeake Energy Corp. (b)	13,500	1,109,565
Coterra Energy, Inc.	45,400	1,210,818
EQT Corp.	55,600	2,056,088
Range Resources Corp.	27,100	908,663
TechnipFMC PLC	92,908	2,429,544
Weatherford International PLC (a)	9,100	1,114,295
		15,757,311
Financials — 7.8%
Ares Management Corp. Class A	26,317	3,507,530
Assurant, Inc.	15,900	2,643,375
Axis Capital Holdings Ltd.	11,600	819,540
Cboe Global Markets, Inc.	9,700	1,649,582
Corpay, Inc. (a)	6,400	1,705,024
Intercontinental Exchange, Inc.	21,600	2,956,824
KKR & Co., Inc.	11,300	1,189,212
Markel Group, Inc. (a)	620	976,909
MarketAxess Holdings, Inc.	8,100	1,624,293
Nasdaq, Inc.	20,644	1,244,007
Raymond James Financial, Inc.	15,200	1,878,872
Toast, Inc., Class A (a) (b)	19,800	510,246
Tradeweb Markets, Inc. Class A	43,227	4,582,062
		25,287,476
Health Care — 20.7%
Acadia Healthcare Co., Inc. (a)	31,500	2,127,510
Agilent Technologies, Inc.	36,300	4,705,569
Alcon, Inc. (b)	25,200	2,244,816
Align Technology, Inc. (a)	12,958	3,128,450
Alnylam Pharmaceuticals, Inc. (a)	21,419	5,204,817
Apellis Pharmaceuticals, Inc. (a) (b)	10,682	409,762
Argenx SE ADR (a)	3,623	1,558,035
Avantor, Inc. (a)	158,500	3,360,200
Biogen, Inc. (a)	10,500	2,434,110
Bruker Corp.	43,458	2,773,055
The Cooper Cos., Inc.	26,900	2,348,370
CRISPR Therapeutics AG (a) (b)	8,175	441,532
Cytokinetics, Inc. (a) (b)	14,548	788,211
DENTSPLY SIRONA, Inc.	35,200	876,832
Enovis Corp. (a)	25,978	1,174,206
Exact Sciences Corp. (a)	44,413	1,876,449
Hologic, Inc. (a)	86,500	6,422,625
ICON PLC (a)	5,243	1,643,523
Insmed, Inc. (a)	2,074	138,958
Inspire Medical Systems, Inc. (a) (b)	12,457	1,667,120
Ionis Pharmaceuticals, Inc. (a)	36,900	1,758,654

The accompanying notes are an integral part of the financial statements.
46

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mettler-Toledo International, Inc. (a)	1,060	$1,481,445
Molina Healthcare, Inc. (a)	6,300	1,872,990
Quidelortho Corp. (a)	27,133	901,358
Repligen Corp. (a)	10,399	1,310,898
Sarepta Therapeutics, Inc. (a) (b)	7,220	1,140,760
Teleflex, Inc.	23,140	4,867,036
Vaxcyte, Inc. (a)	6,530	493,080
Veeva Systems, Inc. Class A (a)	34,408	6,297,008
West Pharmaceutical Services, Inc.	4,035	1,329,089
		66,776,468
Industrials — 14.9%
Axon Enterprise, Inc. (a)	9,185	2,702,594
Broadridge Financial Solutions, Inc.	10,500	2,068,500
Builders FirstSource, Inc. (a)	10,677	1,477,804
BWX Technologies, Inc.	48,515	4,608,925
Clean Harbors, Inc. (a)	15,064	3,406,724
Equifax, Inc.	15,300	3,709,638
Esab Corp.	24,683	2,330,816
Ferguson PLC	5,800	1,123,170
Fortive Corp.	35,600	2,637,960
Howmet Aerospace, Inc.	5,000	388,150
IDEX Corp.	6,600	1,327,920
Ingersoll Rand, Inc.	39,500	3,588,180
JB Hunt Transport Services, Inc.	20,700	3,312,000
Paylocity Holding Corp. (a)	14,483	1,909,584
Quanta Services, Inc.	3,300	838,497
Shoals Technologies Group, Inc. Class A (a)	21,600	134,784
Southwest Airlines Co.	32,300	924,103
Textron, Inc.	52,393	4,498,463
TransUnion	14,103	1,045,878
UL Solutions, Inc. Class A	7,092	299,211
United Rentals, Inc.	2,770	1,791,442
Veralto Corp.	16,200	1,546,614
Verisk Analytics, Inc.	5,500	1,482,525
Waste Connections, Inc.	5,700	999,552
		48,153,034
Information Technology — 21.2%
Amphenol Corp. Class A	27,400	1,845,938
Aspen Technology, Inc. (a)	11,285	2,241,540
Atlassian Corp. Class A (a)	7,600	1,344,288
CCC Intelligent Solutions Holdings, Inc. (a)	176,501	1,960,926
CDW Corp.	19,219	4,301,981
Cognex Corp.	21,200	991,312
Coherent Corp. (a)	21,235	1,538,688
Crowdstrike Holdings, Inc. Class A (a)	4,610	1,766,506

	Number of Shares	Value
Fair Isaac Corp. (a)	2,300	$3,423,918
Fortinet, Inc. (a)	26,900	1,621,263
Gartner, Inc. (a)	7,438	3,340,108
HubSpot, Inc. (a)	4,619	2,724,240
Keysight Technologies, Inc. (a)	16,000	2,188,000
Lattice Semiconductor Corp. (a) (b)	43,900	2,545,761
Littelfuse, Inc.	1,600	408,944
Marvell Technology, Inc.	98,407	6,878,649
Microchip Technology, Inc.	72,000	6,588,000
MongoDB, Inc. (a)	12,375	3,093,255
Monolithic Power Systems, Inc.	3,346	2,749,341
NXP Semiconductors NV	5,400	1,453,086
PTC, Inc. (a)	41,037	7,455,192
Pure Storage, Inc. Class A (a)	18,400	1,181,464
Roper Technologies, Inc.	1,950	1,099,137
Silicon Laboratories, Inc. (a)	14,787	1,635,886
Tyler Technologies, Inc. (a)	5,900	2,966,402
Zoom Video Communications, Inc. Class A (a)	20,200	1,195,638
		68,539,463
Materials — 4.1%
Avery Dennison Corp.	16,000	3,498,400
Ball Corp.	67,747	4,066,175
Martin Marietta Materials, Inc.	6,360	3,445,848
RPM International, Inc.	9,300	1,001,424
Sealed Air Corp.	39,200	1,363,768
		13,375,615
Real Estate — 1.0%
CoStar Group, Inc. (a)	14,754	1,093,862
SBA Communications Corp.	10,880	2,135,744
		3,229,606
TOTAL COMMON STOCK (Cost $248,222,487)		311,250,600
Preferred Stock — 0.2%
Consumer Discretionary — 0.0%
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $159,220) (a) (c) (d) (e)	7,638	31,239
Health Care — 0.0%
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $271,366) (a) (c) (d) (e)	33,502	121,947
Industrials — 0.1%
Sila Nanotechnologies, Inc., Series F, (Acquired 1/07/21, Cost $407,982) (a) (c) (d) (e)	9,885	193,289

The accompanying notes are an integral part of the financial statements.
47

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 0.0%
Databricks, Inc., Series H, (Acquired 8/31/21, Cost $185,327) (a) (c) (d) (e)	2,522	$185,367
Materials — 0.1%
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $200,090) (a) (c) (d) (e)	4,221	217,466
TOTAL PREFERRED STOCK (Cost $1,223,985)		749,308
TOTAL EQUITIES (Cost $249,446,472)		311,999,908
TOTAL LONG-TERM INVESTMENTS (Cost $249,446,472)		311,999,908
Short-Term Investments — 4.3%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	236,967	236,967
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	110	110

	Principal Amount
Repurchase Agreement — 4.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (g)	$13,558,486	13,558,486
TOTAL SHORT-TERM INVESTMENTS (Cost $13,795,563)		13,795,563
TOTAL INVESTMENTS — 100.9% (Cost $263,242,035) (h)		325,795,471
Other Assets/ (Liabilities) — (0.9)%		(2,766,709)
NET ASSETS — 100.0%		$323,028,762

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $12,003,538 or 3.72% of net assets. The Fund received $12,117,146 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $749,308 or 0.23% of net assets.
(e)
Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $749,308 or 0.23% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)
Maturity value of $13,560,294. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $13,829,935.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
48

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.6%
Common Stock — 97.8%
Communication Services — 3.1%
BCE, Inc. (a)	58,706	$1,901,439
Electronic Arts, Inc.	6,996	974,753
Fox Corp. Class B	38,298	1,226,302
Interpublic Group of Cos., Inc.	104,202	3,031,236
Omnicom Group, Inc.	7,222	647,813
		7,781,543
Consumer Discretionary — 2.6%
Aptiv PLC (b)	17,856	1,257,419
BorgWarner, Inc.	43,282	1,395,412
Darden Restaurants, Inc.	9,466	1,432,395
Mohawk Industries, Inc. (b)	14,358	1,630,925
Sodexo SA	9,792	882,367
		6,598,518
Consumer Staples — 10.6%
Conagra Brands, Inc.	189,877	5,396,304
Dollar Tree, Inc. (b)	29,712	3,172,350
General Mills, Inc.	49,133	3,108,154
Heineken NV	21,109	2,037,526
Kenvue, Inc.	152,190	2,766,814
Kimberly-Clark Corp.	30,130	4,163,966
Koninklijke Ahold Delhaize NV	162,681	4,801,629
Pernod Ricard SA	11,006	1,497,777
		26,944,520
Energy — 6.0%
Baker Hughes Co.	95,281	3,351,033
Coterra Energy, Inc.	69,282	1,847,751
Enterprise Products Partners LP (c)	175,470	5,085,121
EQT Corp.	53,771	1,988,451
Occidental Petroleum Corp.	46,405	2,924,907
		15,197,263
Financials — 16.5%
Aflac, Inc.	13,595	1,214,169
AllianceBernstein Holding LP (c)	29,270	989,033
Allstate Corp.	27,220	4,345,945
Bank of New York Mellon Corp.	95,168	5,699,611
Commerce Bancshares, Inc.	44,752	2,496,267
First Hawaiian, Inc.	66,210	1,374,520
Hanover Insurance Group, Inc.	17,145	2,150,669
Northern Trust Corp.	57,263	4,808,947
PNC Financial Services Group, Inc.	10,001	1,554,955
Reinsurance Group of America, Inc.	11,375	2,334,946
T. Rowe Price Group, Inc.	27,560	3,177,944
Truist Financial Corp.	101,935	3,960,175
US Bancorp	40,893	1,623,452

	Number of Shares	Value
Westamerica BanCorp	30,119	$1,461,675
Willis Towers Watson PLC	18,204	4,771,997
		41,964,305
Health Care — 14.8%
Becton Dickinson & Co.	10,108	2,362,341
Cardinal Health, Inc.	32,907	3,235,416
Cencora, Inc.	3,087	695,501
Centene Corp. (b)	27,806	1,843,538
DENTSPLY SIRONA, Inc.	49,391	1,230,330
Envista Holdings Corp. (b)	78,670	1,308,282
GE HealthCare Technologies, Inc. (b)	18,765	1,462,169
Henry Schein, Inc. (b)	74,621	4,783,206
Hologic, Inc. (b)	31,201	2,316,674
Labcorp Holdings, Inc.	12,804	2,605,742
Quest Diagnostics, Inc.	34,118	4,670,072
Universal Health Services, Inc. Class B	18,960	3,506,273
Zimmer Biomet Holdings, Inc.	70,733	7,676,652
		37,696,196
Industrials — 14.2%
Atkore, Inc.	5,793	781,649
Beacon Roofing Supply, Inc. (b)	29,707	2,688,484
Bunzl PLC	77,612	2,944,088
Cie de Saint-Gobain SA	13,701	1,061,020
Cummins, Inc.	5,227	1,447,513
Dover Corp.	3,811	687,695
Emerson Electric Co.	35,903	3,955,074
Heartland Express, Inc.	10,655	131,376
Huntington Ingalls Industries, Inc.	9,045	2,228,055
Johnson Controls International PLC	24,187	1,607,710
MSC Industrial Direct Co., Inc. Class A	35,708	2,832,001
Norfolk Southern Corp.	21,129	4,536,185
Oshkosh Corp.	25,513	2,760,507
Republic Services, Inc.	6,367	1,237,363
Southwest Airlines Co.	108,173	3,094,830
Timken Co.	15,899	1,273,987
Vinci SA	26,140	2,749,792
		36,017,329
Information Technology — 6.8%
Amdocs Ltd.	37,755	2,979,625
Cognizant Technology Solutions Corp. Class A	29,368	1,997,024
F5, Inc. (b)	18,945	3,262,897
HP, Inc.	85,596	2,997,572
Juniper Networks, Inc.	53,382	1,946,308
ON Semiconductor Corp. (b)	17,501	1,199,693

The accompanying notes are an integral part of the financial statements.
49

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TE Connectivity Ltd.	15,061	$2,265,626
Teradyne, Inc.	4,602	682,431
		17,331,176
Materials — 4.2%
Akzo Nobel NV	35,047	2,130,932
Amcor PLC	78,195	764,747
CRH PLC	17,548	1,315,749
Graphic Packaging Holding Co.	70,144	1,838,474
Packaging Corp. of America	14,402	2,629,229
Sonoco Products Co.	40,741	2,066,384
		10,745,515
Real Estate — 6.9%
Equity Residential	39,159	2,715,285
Essex Property Trust, Inc.	3,496	951,611
Healthpeak Properties, Inc.	165,607	3,245,897
Public Storage	9,077	2,610,999
Realty Income Corp.	72,680	3,838,958
Regency Centers Corp.	40,043	2,490,675
VICI Properties, Inc.	55,436	1,587,687
		17,441,112
Utilities — 12.1%
CMS Energy Corp.	33,569	1,998,363
Duke Energy Corp.	37,774	3,786,088
Edison International	65,284	4,688,044
Evergy, Inc.	56,155	2,974,530
Eversource Energy	49,049	2,781,569
Northwestern Energy Group, Inc.	84,255	4,219,490
ONE Gas, Inc.	31,812	2,031,196
Pinnacle West Capital Corp.	18,317	1,399,052
Spire, Inc.	40,041	2,431,690
WEC Energy Group, Inc.	39,080	3,066,217
Xcel Energy, Inc.	23,700	1,265,817
		30,642,056
TOTAL COMMON STOCK (Cost $254,260,395)		248,359,533
Preferred Stock — 0.8%
Consumer Staples — 0.8%
Henkel AG & Co. KGaA 2.236%	21,880	1,949,814
TOTAL PREFERRED STOCK (Cost $1,495,127)		1,949,814
TOTAL EQUITIES (Cost $255,755,522)		250,309,347
TOTAL LONG-TERM INVESTMENTS (Cost $255,755,522)		250,309,347

	Principal Amount	Value
Short-Term Investments — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$3,344,163	$3,344,163
TOTAL SHORT-TERM INVESTMENTS (Cost $3,344,163)		3,344,163
TOTAL INVESTMENTS — 99.9% (Cost $259,099,685) (e)		253,653,510
Other Assets/ (Liabilities) — 0.1%		367,565
NET ASSETS — 100.0%		$254,021,075

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $1,862,360 or 0.73% of net assets. The Fund received $1,978,216 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership.
(d)
Maturity value of $3,344,609. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $3,411,075.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
50

MML Mid Cap Value Fund – Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/27/24	EUR	439,958	USD	473,732	$(595)
Bank of America N.A.	9/27/24	USD	3,814,497	EUR	3,535,297	12,586
Bank of America N.A.	9/27/24	USD	1,643,112	CAD	2,238,518	3,459
Citibank N.A.	9/27/24	USD	3,812,761	EUR	3,535,297	10,850
Goldman Sachs & Co.	9/27/24	USD	2,533,253	GBP	1,994,939	9,846
Morgan Stanley & Co. LLC	9/27/24	USD	3,816,770	EUR	3,535,297	14,859
UBS AG	9/27/24	USD	3,814,479	EUR	3,535,297	12,568
						$ 63,573

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
51

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.8%
Common Stock — 98.8%
Communication Services — 3.5%
Cargurus, Inc. (a)	54,602	$ 1,430,572
Cinemark Holdings, Inc. (a)	39,725	858,855
Criteo SA Sponsored ADR (a)	21,286	802,908
Eventbrite, Inc. Class A (a)	101,042	489,043
New York Times Co. Class A	19,322	989,480
Ziff Davis, Inc. (a)	10,400	572,520
		5,143,378
Consumer Discretionary — 10.9%
Abercrombie & Fitch Co. Class A (a)	5,271	937,395
Acushnet Holdings Corp.	8,549	542,691
American Eagle Outfitters, Inc.	31,740	633,530
Boot Barn Holdings, Inc. (a)	10,784	1,390,381
Carter’s, Inc.	7,888	488,819
Century Communities, Inc.	8,673	708,237
Crocs, Inc. (a)	4,869	710,582
Duolingo, Inc. (a) (b)	1,626	339,297
European Wax Center, Inc. Class A (a) (b)	40,432	401,490
Genius Sports Ltd. (a) (b)	90,263	491,933
Global-e Online Ltd. (a) (b)	16,661	604,295
Goodyear Tire & Rubber Co. (a)	61,332	696,118
H&R Block, Inc.	18,315	993,223
Modine Manufacturing Co. (a)	7,183	719,665
Patrick Industries, Inc. (b)	5,396	585,736
Shake Shack, Inc. Class A (a)	6,598	593,820
Skyline Champion Corp. (a)	25,959	1,758,722
Steven Madden Ltd.	17,991	761,019
Visteon Corp. (a)	4,961	529,339
Wingstop, Inc.	2,388	1,009,312
YETI Holdings, Inc. (a)	28,107	1,072,282
		15,967,886
Consumer Staples — 3.2%
BellRing Brands, Inc. (a)	9,716	555,172
elf Beauty, Inc. (a)	11,624	2,449,410
Freshpet, Inc. (a)	6,657	861,349
Simply Good Foods Co. (a)	21,338	770,942
		4,636,873
Energy — 6.4%
Cactus, Inc. Class A	20,989	1,106,960
Chord Energy Corp.	9,434	1,581,893
Gulfport Energy Corp. (a)	6,170	931,670
Magnolia Oil & Gas Corp. Class A (b)	34,697	879,222

	Number of Shares	Value
Seadrill Ltd. (a)	30,163	$ 1,553,395
Sitio Royalties Corp. Class A	32,197	760,171
Viper Energy, Inc.	66,593	2,499,235
		9,312,546
Financials — 10.1%
Ameris Bancorp	18,224	917,578
Assured Guaranty Ltd.	11,127	858,448
Banner Corp.	12,807	635,739
Cadence Bank	58,426	1,652,287
Hancock Whitney Corp.	19,649	939,812
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	58,104	1,719,878
Kemper Corp.	10,078	597,928
MGIC Investment Corp.	29,153	628,247
National Bank Holdings Corp. Class A	25,131	981,366
PJT Partners, Inc. Class A (b)	14,671	1,583,148
PRA Group, Inc. (a)	35,566	699,228
Seacoast Banking Corp. of Florida	33,472	791,278
Selective Insurance Group, Inc.	6,181	579,963
SiriusPoint Ltd. (a)	64,073	781,691
StepStone Group, Inc. Class A	14,462	663,661
UMB Financial Corp.	9,008	751,447
		14,781,699
Health Care — 18.8%
Acadia Healthcare Co., Inc. (a)	19,598	1,323,649
Akero Therapeutics, Inc. (a)	24,663	578,594
Apellis Pharmaceuticals, Inc. (a) (b)	12,748	489,013
Apogee Therapeutics, Inc. (a)	7,357	289,498
Arcturus Therapeutics Holdings, Inc. (a) (b)	7,089	172,617
Avidity Biosciences, Inc. (a)	16,743	683,952
Axsome Therapeutics, Inc. (a) (b)	4,395	353,798
Blueprint Medicines Corp. (a)	6,024	649,267
Celldex Therapeutics, Inc. (a)	13,527	500,634
Crinetics Pharmaceuticals, Inc. (a)	15,728	704,457
Cytokinetics, Inc. (a)	15,046	815,192
Disc Medicine, Inc. (a) (b)	13,714	618,090
Evolent Health, Inc. Class A (a)	23,937	457,675
Geron Corp. (a) (b)	67,415	285,840
Glaukos Corp. (a)	5,873	695,070
Globus Medical, Inc. Class A (a)	13,704	938,587
Haemonetics Corp. (a)	21,461	1,775,469
HealthEquity, Inc. (a)	9,448	814,418
Hims & Hers Health, Inc. (a)	29,721	600,067
Immatics NV (a)	55,906	649,628
Immunocore Holdings PLC ADR (a)	4,891	165,756
Inari Medical, Inc. (a)	12,002	577,896

The accompanying notes are an integral part of the financial statements.
52

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insmed, Inc. (a)	4,170	$279,390
Inspire Medical Systems, Inc. (a) (b)	4,111	550,175
Intellia Therapeutics, Inc. (a)	6,978	156,168
Intra-Cellular Therapies, Inc. (a)	8,505	582,507
Kymera Therapeutics, Inc. (a)	15,004	447,869
Longboard Pharmaceuticals, Inc. (a)	9,971	269,516
Merus NV (a)	12,832	759,269
Morphic Holding, Inc. (a) (b)	10,378	353,579
Myriad Genetics, Inc. (a)	35,960	879,582
Nurix Therapeutics, Inc. (a)	28,482	594,419
PROCEPT BioRobotics Corp. (a) (b)	31,759	1,940,157
Prothena Corp. PLC (a)	4,575	94,428
PTC Therapeutics, Inc. (a)	8,468	258,951
REVOLUTION Medicines, Inc. (a)	30,273	1,174,895
Rocket Pharmaceuticals, Inc. (a)	35,930	773,573
Savara, Inc. (a)	34,100	137,423
Spyre Therapeutics, Inc. (a)	4,600	108,146
Structure Therapeutics, Inc. ADR (a)	11,811	463,818
Surgery Partners, Inc. (a) (b)	25,187	599,199
Syndax Pharmaceuticals, Inc. (a)	18,604	381,940
TransMedics Group, Inc. (a)	4,758	716,650
Vaxcyte, Inc. (a)	9,614	725,953
Veracyte, Inc. (a)	25,649	555,814
Verona Pharma PLC ADR (a) (b)	13,511	195,369
Xenon Pharmaceuticals, Inc. (a)	7,656	298,507
		27,436,464
Industrials — 23.1%
Acuity Brands, Inc.	2,856	689,553
Air Lease Corp.	23,851	1,133,638
Ameresco, Inc. Class A (a) (b)	15,960	459,808
Applied Industrial Technologies, Inc.	10,410	2,019,540
Aris Water Solutions, Inc. Class A	23,965	375,531
Atmus Filtration Technologies, Inc. (a)	14,200	408,676
AZEK Co., Inc. (a)	51,912	2,187,053
Boise Cascade Co.	6,964	830,248
Casella Waste Systems, Inc. Class A (a)	9,050	897,941
Comfort Systems USA, Inc.	4,683	1,424,194
Curtiss-Wright Corp.	5,349	1,449,472
Enpro, Inc.	5,800	844,306
Exlservice Holdings, Inc. (a)	40,948	1,284,129
Flowserve Corp.	20,590	990,379
Fluor Corp. (a)	69,836	3,041,358
GATX Corp.	5,838	772,718
Helios Technologies, Inc.	14,340	684,735
Herc Holdings, Inc.	2,780	370,546
Kennametal, Inc. (b)	20,928	492,645
Kirby Corp. (a)	10,269	1,229,507

	Number of Shares	Value
Leonardo DRS, Inc. (a)	35,682	$910,248
ManpowerGroup, Inc.	8,319	580,666
McGrath RentCorp	6,634	706,853
Middleby Corp. (a)	4,451	545,737
NEXTracker, Inc. Class A (a)	12,315	577,327
Rush Enterprises, Inc. Class A	40,712	1,704,611
RXO, Inc. (a) (b)	32,774	857,040
Ryder System, Inc.	6,888	853,285
Shoals Technologies Group, Inc. Class A (a)	96,994	605,243
TriNet Group, Inc.	8,967	896,700
Verra Mobility Corp. (a)	76,433	2,078,978
Zurn Elkay Water Solutions Corp. Class C	61,033	1,794,370
		33,697,035
Information Technology — 13.3%
Belden, Inc.	8,782	823,752
Calix, Inc. (a)	8,419	298,285
Cirrus Logic, Inc. (a)	6,511	831,194
Clearwater Analytics Holdings, Inc. Class A (a)	38,301	709,335
Crane NXT Co. (b)	14,177	870,751
CyberArk Software Ltd. (a)	4,656	1,273,044
DoubleVerify Holdings, Inc. (a)	32,085	624,695
ePlus, Inc. (a)	6,049	445,690
Fabrinet (a)	2,037	498,637
Five9, Inc. (a)	11,594	511,295
FormFactor, Inc. (a)	9,632	583,025
Intapp, Inc. (a)	10,607	388,959
Jamf Holding Corp. (a)	81,697	1,348,000
JFrog Ltd. (a)	16,785	630,277
Manhattan Associates, Inc. (a)	3,231	797,023
MKS Instruments, Inc.	5,335	696,644
Novanta, Inc. (a)	5,756	938,861
Power Integrations, Inc.	8,887	623,779
PowerSchool Holdings, Inc. Class A (a)	49,839	1,115,895
Rambus, Inc. (a)	10,549	619,859
SiTime Corp. (a)	4,159	517,296
Sprout Social, Inc. Class A (a)	28,413	1,013,776
Squarespace, Inc. Class A (a)	39,898	1,740,750
Synaptics, Inc. (a)	6,743	594,733
Universal Display Corp.	2,063	433,746
Viavi Solutions, Inc. (a)	69,707	478,887
		19,408,188
Materials — 3.6%
Arcadium Lithium PLC (a) (b)	170,892	574,197
Cabot Corp.	30,461	2,799,061
Graphic Packaging Holding Co.	33,216	870,591

The accompanying notes are an integral part of the financial statements.
53

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Methanex Corp.	19,176	$925,434
		5,169,283
Real Estate — 4.9%
Acadia Realty Trust	18,400	329,728
American Healthcare REIT, Inc.	49,401	721,749
Douglas Emmett, Inc. (b)	43,602	580,343
Essential Properties Realty Trust, Inc.	26,375	730,851
Independence Realty Trust, Inc.	33,378	625,504
Phillips Edison & Co., Inc.	46,472	1,520,099
PotlatchDeltic Corp.	4,426	174,340
Ryman Hospitality Properties, Inc.	11,325	1,130,915
Terreno Realty Corp.	12,502	739,868
Xenia Hotels & Resorts, Inc.	40,374	578,559
		7,131,956
Utilities — 1.0%
IDACORP, Inc.	7,947	740,263
ONE Gas, Inc.	12,198	778,842
		1,519,105
TOTAL COMMON STOCK (Cost $122,584,598)		144,204,413
TOTAL EQUITIES (Cost $122,584,598)		144,204,413
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 2000 Growth ETF (b)	402	105,537
iShares Russell 2000 ETF (b)	775	157,240
TOTAL EXCHANGE-TRADED FUNDS (Cost $263,193)		262,777
TOTAL LONG-TERM INVESTMENTS (Cost $122,847,791)		144,467,190
Short-Term Investments — 1.3%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	481,718	481,718

	Principal Amount	Value
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$1,511,205	$1,511,205
TOTAL SHORT-TERM INVESTMENTS (Cost $1,992,923)		1,992,923
TOTAL INVESTMENTS — 100.3% (Cost $124,840,714) (e)		146,460,113
Other Assets/ (Liabilities) — (0.3)%		(465,923)
NET ASSETS — 100.0%		$145,994,190

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $14,252,240 or 9.76% of net assets. The Fund received $14,178,411 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $1,511,406. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $1,541,469.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
54

MML Small Company Value Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.9%
Common Stock — 99.9%
Communication Services — 1.6%
Cable One, Inc. (a)	2,258	$799,332
Entravision Communications Corp. Class A	106,937	217,082
Townsquare Media, Inc. Class A	5,927	64,960
		1,081,374
Consumer Discretionary — 12.6%
A-Mark Precious Metals, Inc.	14,010	453,504
Accel Entertainment, Inc. (b)	32,639	334,876
Boyd Gaming Corp.	9,618	529,952
BRP, Inc. (a)	9,078	581,264
Brunswick Corp.	11,210	815,752
Cavco Industries, Inc. (b)	904	312,938
Dave & Buster’s Entertainment, Inc. (a) (b)	11,567	460,482
Everi Holdings, Inc. (b)	24,015	201,726
Malibu Boats, Inc. Class A (b)	1,929	67,592
MarineMax, Inc. (b)	18,277	591,627
OneWater Marine, Inc. Class A (a) (b)	15,697	432,766
Penske Automotive Group, Inc.	2,910	433,648
Red Robin Gourmet Burgers, Inc. (b)	2,497	18,902
Skyline Champion Corp. (b)	13,433	910,086
Solo Brands, Inc. Class A (a) (b)	52,978	120,790
Tapestry, Inc.	30,548	1,307,149
Topgolf Callaway Brands Corp. (b)	30,557	467,522
Visteon Corp. (b)	3,496	373,023
		8,413,599
Consumer Staples — 3.6%
Edgewell Personal Care Co.	29,692	1,193,321
Spectrum Brands Holdings, Inc.	11,348	975,134
Turning Point Brands, Inc.	8,031	257,715
		2,426,170
Energy — 12.6%
Cactus, Inc. Class A	19,537	1,030,381
ChampionX Corp.	50,844	1,688,529
Chord Energy Corp.	6,622	1,110,377
Crescent Energy Co. Class A	55,098	652,911
Mach Natural Resources LP	19,379	368,589
Magnolia Oil & Gas Corp. Class A (a)	56,511	1,431,989
Northern Oil & Gas, Inc.	34,376	1,277,756
Permian Resources Corp. (a)	40,530	654,559
TXO Partners LP	9,235	186,178
		8,401,269

	Number of Shares	Value
Financials — 30.9%
Ameris Bancorp	15,098	$760,184
Axis Capital Holdings Ltd.	21,015	1,484,710
Axos Financial, Inc. (b)	4,759	271,977
Banc of California, Inc.	22,435	286,719
BankUnited, Inc.	7,118	208,344
Bowhead Specialty Holdings, Inc. (b)	4,546	115,196
Columbia Banking System, Inc.	41,861	832,615
Compass Diversified Holdings (a)	52,954	1,159,163
CVB Financial Corp.	51,241	883,395
Euronet Worldwide, Inc. (b)	9,264	958,824
EVERTEC, Inc.	41,080	1,365,910
Fidelis Insurance Holdings Ltd.	23,371	381,181
First BanCorp	41,212	753,767
First Interstate BancSystem, Inc. Class A	21,205	588,863
First Merchants Corp.	8,501	282,998
FNB Corp.	115,113	1,574,746
Hamilton Insurance Group Ltd. Class B (b)	20,114	334,898
Home BancShares, Inc.	49,410	1,183,864
Old National Bancorp	102,780	1,766,788
Pacific Premier Bancorp, Inc.	30,602	702,928
Patria Investments Ltd. Class A	18,759	226,234
Popular, Inc.	7,040	622,547
Provident Financial Services, Inc.	6,467	92,801
Repay Holdings Corp. (b)	24,444	258,129
SouthState Corp.	16,047	1,226,312
StoneX Group, Inc. (b)	2,649	199,496
UMB Financial Corp.	10,245	854,638
Valley National Bancorp	18,517	129,249
Webster Financial Corp.	24,478	1,066,996
		20,573,472
Health Care — 2.6%
AMN Healthcare Services, Inc. (b)	3,877	198,619
Embecta Corp.	30,692	383,650
Enovis Corp. (b)	14,629	661,231
Envista Holdings Corp. (b)	29,921	497,586
		1,741,086
Industrials — 18.4%
Atmus Filtration Technologies, Inc. (b)	17,543	504,887
Barrett Business Services, Inc.	4,532	148,514
Beacon Roofing Supply, Inc. (b)	12,680	1,147,540
Brink’s Co.	13,907	1,424,077
Deluxe Corp.	19,738	443,315

The accompanying notes are an integral part of the financial statements.
55

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DIRTT Environmental Solutions (a) (b)	117,114	$49,188
DXP Enterprises, Inc. (b)	6,479	296,997
Gates Industrial Corp. PLC (b)	52,559	830,958
GMS, Inc. (b)	14,015	1,129,749
Hillman Solutions Corp. (b)	55,812	493,936
IBEX Holdings Ltd. (b)	12,181	197,089
Karat Packaging, Inc.	1,086	32,124
Korn Ferry	12,936	868,523
Loomis AB	14,653	382,269
Luxfer Holdings PLC	6,354	73,643
NV5 Global, Inc. (b)	4,463	414,925
Proficient Auto Logistics, Inc. (b)	11,976	192,335
Science Applications International Corp.	3,545	416,715
Sensata Technologies Holding PLC	10,016	374,498
Tecnoglass, Inc.	13,722	688,570
Timken Co. (a)	18,723	1,500,274
Titan Machinery, Inc. (b)	10,610	168,699
UL Solutions, Inc. Class A	6,889	290,647
Verra Mobility Corp. (b)	5,724	155,693
		12,225,165
Information Technology — 8.1%
Amkor Technology, Inc.	5,714	228,674
Avnet, Inc.	21,312	1,097,355
Axcelis Technologies, Inc. (b)	3,621	514,870
Belden, Inc.	2,827	265,173
Coherent Corp. (a) (b)	18,199	1,318,699
Kulicke & Soffa Industries, Inc.	17,985	884,682
Teradata Corp. (b)	32,057	1,107,890
		5,417,343
Materials — 4.3%
Graphic Packaging Holding Co. (a)	61,353	1,608,062
Ingevity Corp. (b)	6,737	294,474
Minerals Technologies, Inc.	6,502	540,707
Pactiv Evergreen, Inc.	37,547	425,032
		2,868,275
Real Estate — 4.2%
CareTrust REIT, Inc.	19,335	485,308
Ryman Hospitality Properties, Inc.	8,379	836,727
Terreno Realty Corp.	16,889	999,491
UMH Properties, Inc.	28,517	455,987
		2,777,513

	Number of Shares	Value
Utilities — 1.0%
ALLETE, Inc.	1,023	$63,784
Southwest Gas Holdings, Inc.	8,016	564,166
		627,950
TOTAL COMMON STOCK (Cost $65,053,249)		66,553,216
TOTAL EQUITIES (Cost $65,053,249)		66,553,216
TOTAL LONG-TERM INVESTMENTS (Cost $65,053,249)		66,553,216
Short-Term Investments — 0.9%
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	578,364	578,364
TOTAL SHORT-TERM INVESTMENTS (Cost $578,364)		578,364
TOTAL INVESTMENTS — 100.8% (Cost $65,631,613) (d)		67,131,580
Other Assets/ (Liabilities) — (0.8)%		(512,531)
NET ASSETS — 100.0%		$66,619,049

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $8,141,129 or 12.22% of net assets. The Fund received $7,791,025 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
56

MML Small Company Value Fund – Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	9/27/24	SEK	129,533	USD	12,315	$ (40)
Citibank N.A.	9/27/24	USD	340,829	SEK	3,557,162	3,728
						$ 3,688

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
57

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.6%
Common Stock — 99.6%
Communication Services — 2.6%
Criteo SA Sponsored ADR (a)	40,341	$1,521,663
Nexstar Media Group, Inc.	11,014	1,828,434
		3,350,097
Consumer Discretionary — 16.7%
Adient PLC (a)	61,861	1,528,585
ADT, Inc.	240,931	1,831,076
AutoNation, Inc. (a)	11,370	1,812,151
Bath & Body Works, Inc.	39,397	1,538,453
BorgWarner, Inc.	56,326	1,815,950
Brunswick Corp.	18,511	1,347,045
Crocs, Inc. (a)	6,450	941,313
Dick’s Sporting Goods, Inc.	7,754	1,665,947
Dine Brands Global, Inc.	20,281	734,172
PulteGroup, Inc.	12,487	1,374,819
PVH Corp.	13,128	1,389,861
Ralph Lauren Corp.	8,425	1,474,881
Tapestry, Inc.	36,614	1,566,713
Taylor Morrison Home Corp. (a)	23,964	1,328,564
Viking Holdings Ltd. (a)	35,510	1,205,209
		21,554,739
Consumer Staples — 2.3%
Lamb Weston Holdings, Inc.	17,689	1,487,291
Nomad Foods Ltd.	87,843	1,447,653
		2,934,944
Energy — 5.5%
Cameco Corp.	37,164	1,828,469
ChampionX Corp.	31,790	1,055,746
HF Sinclair Corp.	16,906	901,766
International Seaways, Inc.	8,127	480,550
Magnolia Oil & Gas Corp. Class A	68,000	1,723,120
Northern Oil & Gas, Inc.	28,950	1,076,071
		7,065,722
Financials — 19.7%
American Financial Group, Inc.	10,527	1,295,031
BankUnited, Inc.	39,030	1,142,408
Cboe Global Markets, Inc.	9,754	1,658,765
Comerica, Inc.	30,364	1,549,779
Everest Group Ltd.	2,650	1,009,703
Federated Hermes, Inc.	38,760	1,274,429
First BanCorp	85,672	1,566,941
First Citizens BancShares, Inc. Class A	1,183	1,991,711
First Hawaiian, Inc.	73,470	1,525,237
Hanover Insurance Group, Inc.	7,818	980,690

	Number of Shares	Value
Kemper Corp.	14,474	$858,742
Moelis & Co. Class A	17,266	981,745
NCR Atleos Corp. (a)	35,706	964,776
Stifel Financial Corp.	19,161	1,612,398
Texas Capital Bancshares, Inc. (a)	20,834	1,273,791
Walker & Dunlop, Inc.	14,992	1,472,214
Webster Financial Corp.	29,173	1,271,651
Wintrust Financial Corp.	16,178	1,594,504
Zions Bancorp NA	32,949	1,428,998
		25,453,513
Health Care — 5.5%
Acadia Healthcare Co., Inc. (a)	12,272	828,851
AMN Healthcare Services, Inc. (a)	18,153	929,978
Avantor, Inc. (a)	55,830	1,183,596
Fortrea Holdings, Inc. (a)	41,606	971,084
Integra LifeSciences Holdings Corp. (a)	37,199	1,083,979
Pediatrix Medical Group, Inc. (a)	84,452	637,613
Teleflex, Inc.	6,800	1,430,244
		7,065,345
Industrials — 21.3%
ABM Industries, Inc.	28,906	1,461,776
Alaska Air Group, Inc. (a)	31,146	1,258,298
ArcBest Corp.	17,508	1,874,757
Builders FirstSource, Inc. (a)	9,540	1,320,431
Dycom Industries, Inc. (a)	8,429	1,422,478
Fluor Corp. (a)	40,940	1,782,937
Gates Industrial Corp. PLC (a)	99,650	1,575,467
Herc Holdings, Inc.	9,710	1,294,246
John Bean Technologies Corp.	13,460	1,278,296
MasTec, Inc. (a)	19,083	2,041,690
Middleby Corp. (a)	13,221	1,621,027
MillerKnoll, Inc.	57,866	1,532,870
Oshkosh Corp.	8,145	881,289
Pentair PLC	19,820	1,519,599
Regal Rexnord Corp.	9,077	1,227,392
Robert Half, Inc.	25,179	1,610,952
Sensata Technologies Holding PLC	26,440	988,592
WillScot Mobile Mini Holdings Corp. (a)	40,409	1,520,995
WNS Holdings Ltd. (a)	22,819	1,197,998
		27,411,090
Information Technology — 12.8%
ACI Worldwide, Inc. (a)	38,851	1,538,111
Amkor Technology, Inc.	39,380	1,575,988
Avnet, Inc.	24,205	1,246,315
Belden, Inc.	15,304	1,435,515
Calix, Inc. (a)	37,527	1,329,582

The accompanying notes are an integral part of the financial statements.
58

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CommVault Systems, Inc. (a)	13,856	$1,684,474
FormFactor, Inc. (a)	26,328	1,593,634
Gen Digital, Inc.	66,243	1,654,750
Lumentum Holdings, Inc. (a)	26,669	1,357,985
Synaptics, Inc. (a)	15,795	1,393,119
TD SYNNEX Corp.	14,087	1,625,640
		16,435,113
Materials — 3.3%
Avient Corp.	36,431	1,590,213
Berry Global Group, Inc.	16,844	991,269
Element Solutions, Inc.	63,497	1,722,039
		4,303,521
Real Estate — 7.1%
Broadstone Net Lease, Inc.	50,138	795,690
CubeSmart	17,132	773,852
First Industrial Realty Trust, Inc.	20,914	993,624
Independence Realty Trust, Inc.	90,930	1,704,028
Jones Lang LaSalle, Inc. (a)	9,843	2,020,571
Ryman Hospitality Properties, Inc.	13,173	1,315,456
STAG Industrial, Inc.	42,028	1,515,530
		9,118,751
Utilities — 2.8%
CenterPoint Energy, Inc.	34,261	1,061,406
IDACORP, Inc.	12,437	1,158,507
Portland General Electric Co.	31,580	1,365,519
		3,585,432
TOTAL COMMON STOCK (Cost $121,611,148)		128,278,267
TOTAL EQUITIES (Cost $121,611,148)		128,278,267
TOTAL LONG-TERM INVESTMENTS (Cost $121,611,148)		128,278,267

	Principal Amount	Value
Short-Term Investments — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (b)	$794,115	$794,115
TOTAL SHORT-TERM INVESTMENTS (Cost $794,115)		794,115
TOTAL INVESTMENTS — 100.2% (Cost $122,405,263) (c)		129,072,382
Other Assets/ (Liabilities) — (0.2)%		(220,179)
NET ASSETS — 100.0%		$128,852,203

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $794,221. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $809,998.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
59

MML Sustainable Equity Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.9%
Common Stock — 99.9%
Communication Services — 8.6%
Alphabet, Inc. Class A	37,149	$6,766,690
Liberty Media Corp-Liberty Formula One Class C (a)	2,906	208,767
Meta Platforms, Inc. Class A	7,109	3,584,500
Verizon Communications, Inc.	37,799	1,558,831
Walt Disney Co.	6,058	601,499
		12,720,287
Consumer Discretionary — 9.9%
Airbnb, Inc. Class A (a)	2,325	352,540
Amazon.com, Inc. (a)	27,882	5,388,196
Aptiv PLC (a)	12,391	872,574
CarMax, Inc. (a)	5,842	428,452
Chipotle Mexican Grill, Inc. (a)	7,350	460,478
Deckers Outdoor Corp. (a)	487	471,392
Home Depot, Inc.	6,458	2,223,102
LKQ Corp.	16,500	686,235
Tesla, Inc. (a)	5,592	1,106,545
TJX Cos., Inc.	14,016	1,543,162
Tractor Supply Co.	2,840	766,800
YETI Holdings, Inc. (a)	8,969	342,167
		14,641,643
Consumer Staples — 5.2%
Colgate-Palmolive Co.	4,352	422,318
Costco Wholesale Corp.	1,392	1,183,186
Mondelez International, Inc. Class A	13,661	893,976
PepsiCo, Inc.	9,787	1,614,170
Procter & Gamble Co.	7,472	1,232,282
Sysco Corp.	15,637	1,116,325
Target Corp.	8,073	1,195,127
		7,657,384
Energy — 3.4%
ConocoPhillips	15,966	1,826,191
EOG Resources, Inc.	12,777	1,608,241
Schlumberger NV	34,930	1,647,997
		5,082,429
Financials — 12.7%
American Express Co.	4,002	926,663
Ameriprise Financial, Inc.	2,063	881,293
Bank of America Corp.	35,582	1,415,096
BlackRock, Inc.	1,254	987,299
Block, Inc. (a)	3,992	257,444
Intercontinental Exchange, Inc.	4,641	635,307
JP Morgan Chase & Co.	12,299	2,487,596
Marsh & McLennan Cos., Inc.	4,264	898,510

	Number of Shares	Value
Mastercard, Inc. Class A	2,790	$ 1,230,836
MetLife, Inc.	10,276	721,273
Morgan Stanley	18,764	1,823,673
Progressive Corp.	4,483	931,164
Prudential Financial, Inc.	6,363	745,680
Regions Financial Corp.	54,733	1,096,849
S&P Global, Inc.	3,375	1,505,250
Visa, Inc. Class A	9,046	2,374,304
		18,918,237
Health Care — 12.8%
AbbVie, Inc.	11,075	1,899,584
Agilent Technologies, Inc.	10,187	1,320,541
Amgen, Inc.	2,420	756,129
Bristol-Myers Squibb Co.	8,814	366,045
Cigna Group	4,073	1,346,412
Danaher Corp.	7,087	1,770,687
Dexcom, Inc. (a)	4,459	505,561
Eli Lilly & Co.	1,698	1,537,335
IDEXX Laboratories, Inc. (a)	715	348,348
Intuitive Surgical, Inc. (a)	2,083	926,623
Merck & Co., Inc.	11,971	1,482,010
Novo Nordisk AS Class B	8,287	1,183,849
Thermo Fisher Scientific, Inc.	2,205	1,219,365
UnitedHealth Group, Inc.	5,291	2,694,495
Vertex Pharmaceuticals, Inc. (a)	1,331	623,866
Zoetis, Inc.	6,363	1,103,090
		19,083,940
Industrials — 8.2%
Cummins, Inc.	3,852	1,066,734
Deere & Co.	1,623	606,401
Eaton Corp. PLC	4,445	1,393,730
FedEx Corp.	2,053	615,572
Honeywell International, Inc.	5,039	1,076,028
Johnson Controls International PLC	20,815	1,383,573
Lockheed Martin Corp.	1,017	475,041
Masco Corp.	9,032	602,163
Parker-Hannifin Corp.	1,851	936,254
Saia, Inc. (a)	544	258,014
Uber Technologies, Inc. (a)	11,332	823,610
Union Pacific Corp.	5,275	1,193,521
United Parcel Service, Inc. Class B	6,655	910,737
Xylem, Inc.	6,690	907,365
		12,248,743
Information Technology — 33.5%
Accenture PLC Class A	5,577	1,692,118
Adobe, Inc. (a)	721	400,544
Advanced Micro Devices, Inc. (a)	12,030	1,951,386
Analog Devices, Inc.	6,911	1,577,505

The accompanying notes are an integral part of the financial statements.
60

MML Sustainable Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apple, Inc.	45,575	$9,599,007
Applied Materials, Inc.	6,589	1,554,938
ASML Holding NV	747	770,678
Broadcom, Inc.	695	1,115,843
Cadence Design Systems, Inc. (a)	4,408	1,356,562
CDW Corp.	3,853	862,456
Cisco Systems, Inc.	22,843	1,085,271
Crowdstrike Holdings, Inc. Class A (a)	1,592	610,038
Dynatrace, Inc. (a)	4,741	212,112
International Business Machines Corp.	5,635	974,573
Keysight Technologies, Inc. (a)	4,391	600,469
Microsoft Corp.	29,029	12,974,512
NVIDIA Corp.	84,801	10,476,316
Salesforce, Inc.	3,130	804,723
ServiceNow, Inc. (a)	539	424,015
Workday, Inc. Class A (a)	3,491	780,448
		49,823,514
Materials — 2.2%
Ball Corp.	11,777	706,856
Ecolab, Inc.	4,228	1,006,264
Linde PLC	3,587	1,574,011
		3,287,131
Real Estate — 1.9%
Equinix, Inc.	1,193	902,624
Prologis, Inc.	17,732	1,991,481
		2,894,105
Utilities — 1.5%
NextEra Energy, Inc.	30,956	2,191,994
TOTAL COMMON STOCK (Cost $100,339,040)		148,549,407
TOTAL EQUITIES (Cost $100,339,040)		148,549,407
Exchange-Traded FundS — 0.1%
iShares Core S&P 500 ETF	136	74,424

Value
TOTAL EXCHANGE-TRADED FUNDS (Cost $74,232)	$74,424
TOTAL LONG-TERM INVESTMENTS (Cost $100,413,272)	148,623,831

	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (b)	$354,140	354,140
TOTAL SHORT-TERM INVESTMENTS (Cost $354,140)		354,140
TOTAL INVESTMENTS — 100.2% (Cost $100,767,412) (c)		148,977,971
Other Assets/ (Liabilities) — (0.2)%		(339,259)
NET ASSETS — 100.0%		$148,638,712

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $354,187. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $361,278.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
61

MML Sustainable Equity Fund – Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/27/24	USD	165,005	EUR	152,928	$ 544
Citibank N.A.	9/27/24	USD	164,930	EUR	152,928	469
Morgan Stanley & Co. LLC	9/27/24	USD	165,104	EUR	152,928	643
UBS AG	9/27/24	USD	165,004	EUR	152,928	544
						$2,200

Currency Legend

EUR	Euro
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
62

MML Total Return Bond Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 113.7%
Bank Loans — 1.4%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2024 Term Loan I, 3 mo. USD Term SOFR + 2.750% 8.085% VRN 8/24/28	$ 78,691	$ 78,806
Beverages — 0.1%
City Brewing Co. LLC
Closing Date Term Loan, 3 mo. USD Term SOFR + 3.500% 9.090% VRN 4/05/28	96,370	63,684
2024 First Lien Second Out PIK TL, 1 mo. USD Term SOFR + 3.500% 10.590% VRN 4/05/28	15,422	12,184
Naked Juice LLC
Term Loan, 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250% 8.685% - 8.694% VRN 1/24/29	139,246	128,911
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.000% 11.435% VRN 1/24/30	28,134	22,445
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250% 8.846% VRN 3/31/28	26,401	26,401
		253,625
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.844% VRN 8/18/28	65,944	65,614
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500% 7.944% VRN 5/06/27	17,744	17,522
		83,136
Commercial Services — 0.1%
Element Materials Technology Group US Holdings Inc.
2022 USD Delayed Draw Term Loan, 3 mo. USD Term SOFR + 4.250% 9.685% VRN 7/06/29	9,327	9,354
2022 USD Term Loan, 3 mo. USD Term SOFR + 4.250% 9.685% VRN 7/06/29	20,209	20,268

	Principal Amount	Value
GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.335% VRN 1/31/31	$ 65,208	$ 65,199
Pre-Paid Legal Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 9.208% VRN 12/15/28	28,005	27,957
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 9.600% VRN 3/04/28	41,297	34,999
Trans Union LLC
2024 Term Loan B8, 1 mo. USD Term SOFR + 1.750% 7.094% VRN 6/24/31	13,913	13,875
2024 Term Loan B7, 1 mo. USD Term SOFR + 2.000% 7.344% VRN 12/01/28	32,006	31,989
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000% 9.444% VRN 11/02/27	23,789	22,885
		226,526
Computers — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 4.000% 9.458% VRN 1/29/27	28,785	28,821
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.194% VRN 2/01/28	95,119	95,079
		123,900
Distribution & Wholesale — 0.0%
Patriot Container Corp., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 9.194% VRN 3/20/25	13,418	13,038
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 US LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 2.000% 7.339% VRN 6/22/28	58,001	58,056
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 9.085% VRN 4/09/27	57,957	57,884

The accompanying notes are an integral part of the financial statements.
63

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Jane Street Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 7.958% VRN 1/26/28	$ 51,429	$ 51,358
		167,298
Engineering & Construction — 0.0%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500% 9.835% VRN 2/15/31	36,421	36,551
Entertainment — 0.1%
Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1 mo. USD Term SOFR + 2.000% 7.444% VRN 3/17/28	49,362	49,424
PENN Entertainment, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.194% VRN 5/03/29	22,067	22,076
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.750% 8.208% VRN 5/18/25	118,416	118,499
		189,999
Environmental Controls — 0.0%
Clean Harbors, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 1.750% 7.208% VRN 10/08/28	60,769	61,009
Food — 0.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 9.208% VRN 10/01/25	7,224	6,840
Froneri International Ltd., 2020 USD Term Loan, 1 mo. USD Term SOFR + 2.250% 7.694% VRN 1/29/27	32,143	32,110
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750% 10.094% VRN 5/01/31	55,414	55,414
		94,364
Health Care - Products — 0.1%
Bausch & Lomb Corp.
Term Loan, 1 mo. USD Term SOFR + 3.250% 8.689% VRN 5/10/27	31,190	30,831
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.000% 9.344% VRN 9/29/28	27,984	27,897

	Principal Amount	Value
Medline Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.094% VRN 10/23/28	$ 74,124	$ 74,223
		132,951
Health Care - Services — 0.1%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.000% 7.458% VRN 2/22/28	132,109	131,977
Modivcare, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750% 10.085% - —% VRN 6/20/31	140,610	137,095
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.750% 9.085% VRN 9/27/30	33,483	33,433
		302,505
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.000% 9.329% VRN 7/31/28	41,033	41,082
Insurance — 0.1%
Acrisure LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 3.000% 8.344% - —% VRN 2/15/27	95,286	95,286
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.594% VRN 2/19/28	171,971	171,744
Asurion LLC, 2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250% 8.708% VRN 12/23/26	96,353	95,469
		362,499
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.694% VRN 12/06/27	24,789	23,681
Buzz Finco LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.194% VRN 1/29/27	24,242	24,231
Gen Digital, Inc., 2021 Term Loan A, 1 mo. USD Term SOFR + 1.500% 6.944% VRN 9/10/27	72,906	72,792
Magnite, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%, 3 mo. USD Term SOFR + 4.500%, 6 mo. USD Term SOFR + 4.500% 9.596% - 9.844% VRN 2/06/31	14,738	14,781

The accompanying notes are an integral part of the financial statements.
64

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Match Group, Inc., 2020 Term Loan B, 3 mo. USD Term SOFR + 1.750% 7.244% VRN 2/13/27	$ 10,674	$ 10,648
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250% 9.594% VRN 5/03/28	17,518	17,489
Research Now Group, Inc., 2017 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.500% 10.827% VRN 12/20/24	28,601	21,228
		184,850
Machinery - Diversified — 0.0%
ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD Term SOFR + 4.000% 9.596% VRN 10/13/28	39,430	29,779
Media — 0.1%
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD LIBOR + 2.500% 7.943% VRN 4/15/27	46,932	38,895
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000% 7.443% VRN 4/30/28	25,828	24,531
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.250% 8.656% VRN 3/31/31	150,000	141,348
		204,774
Packaging & Containers — 0.1%
Berry Global, Inc., 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.750% 7.191% VRN 7/01/29	225,030	225,095
Pharmaceuticals — 0.1%
Carestream Dental Equipment, Inc.
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250% 8.708% VRN 9/01/24	53,321	45,856
2021 Term Loan, 1 mo. USD Term SOFR + 4.500% 9.944% VRN 9/01/24	16,420	13,505
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR + 1.750% 7.179% VRN 8/01/27	166,194	165,501
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.435% VRN 10/01/27	97,475	94,266

	Principal Amount	Value
Jazz Financing Lux SARL, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.458% VRN 5/05/28	$ 120,642	$ 120,642
		439,770
Real Estate Investment Trusts (REITS) — 0.0%
Invitation Homes Operating Partnership LP, 2020 Term Loan A, 1 mo. USD Term SOFR + 1.000% 6.444% VRN 1/31/25	33,184	32,873
Retail — 0.1%
1011778 B.C. Unlimited Liability Co.
2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750% 7.094% VRN 9/20/30	54,298	54,103
2023 Term Loan B5, 1 mo. USD Term SOFR + 2.250% 7.594% VRN 9/20/30	43,264	43,108
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750% 7.196% VRN 3/15/28	38,815	38,760
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.846% VRN 4/15/28	232,800	208,568
Whatabrands LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.094% VRN 8/03/28	24,938	24,931
		369,470
Software — 0.1%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.594% VRN 2/15/29	234,460	233,435
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.585% VRN 7/06/29	40,000	39,395
EagleView Technology Corp., 2018 Add On Term Loan B, 3 mo. USD Term SOFR + 3.500% 9.097% VRN 8/14/25	81,347	77,957
Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.594% VRN 1/31/31	27,252	27,105
Renaissance Holding Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 4.250% 9.597% VRN 4/05/30	32,242	32,196
		410,088

The accompanying notes are an integral part of the financial statements.
65

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.1%
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.500% 10.829% VRN 8/15/28	$ 33,332	$ 24,388
CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.000% 9.335% VRN 12/17/27	29,271	29,280
Frontier Communications Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 9.208% VRN 10/08/27	22,606	22,567
SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 7.350% VRN 1/25/31	91,868	91,925
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 4.325% 9.669% VRN 3/09/27	111,408	97,791
		265,951
TOTAL BANK LOANS (Cost $4,391,461)		4,329,939
Corporate Debt — 16.5%
Aerospace & Defense — 0.2%
Boeing Co.
5.805% 5/01/50	335,000	301,902
6.528% 5/01/34 (a)	160,000	163,824
		465,726
Agriculture — 0.6%
BAT Capital Corp.
4.540% 8/15/47	350,000	269,494
4.758% 9/06/49	34,000	26,751
5.650% 3/16/52	185,000	165,170
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	320,000	319,391
3.500% 7/26/26 (a)	225,000	216,059
4.250% 7/21/25 (a)	415,000	408,690
Philip Morris International, Inc.
1.450% 8/01/39 EUR (b)	100,000	71,411
Reynolds American, Inc.
5.850% 8/15/45	315,000	290,534
		1,767,500
Airlines — 0.2%
United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800% 7/15/37	665,000	675,079

	Principal Amount	Value
Banks — 4.8%
Bank of America Corp.
1 day USD SOFR + 0.910% 1.658% VRN 3/11/27	$ 385,000	$ 360,968
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31	70,000	57,268
1 day USD SOFR + 1.060% 2.087% VRN 6/14/29	895,000	793,994
1 day USD SOFR + 1.050% 2.551% VRN 2/04/28	635,000	592,670
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32	75,000	62,164
1 day USD SOFR + 2.150% 2.592% VRN 4/29/31	55,000	47,554
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	470,000	441,952
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28	415,000	399,992
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	485,000	463,729
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32	105,000	87,503
1 day USD SOFR + 1.422% 2.976% VRN 11/05/30	150,000	133,600
3 mo. USD Term SOFR + 1.454% 4.075% VRN 4/23/29	525,000	503,301
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27	280,000	261,267
1 day USD SOFR + 0.818% 1.542% VRN 9/10/27	1,300,000	1,193,988
1 day USD SOFR + 0.486% 5.844% FRN 10/21/24	530,000	530,058
HSBC Holdings PLC 1 day USD SOFR + 1.732% 2.013% VRN 9/22/28	855,000	767,849
JP Morgan Chase & Co.
1 day USD SOFR + 0.885% 1.578% VRN 4/22/27	640,000	597,253
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29	1,500,000	1,334,335
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	230,000	203,502
1 day USD SOFR + 1.310% 5.012% VRN 1/23/30	125,000	124,041
Lloyds Banking Group PLC
1 yr. CMT + 0.850% 1.627% VRN 5/11/27	60,000	55,737
1 yr. CMT + 3.500% 3.870% VRN 7/09/25	220,000	219,900

The accompanying notes are an integral part of the financial statements.
66

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley
1 day USD SOFR + 0.560% 1.164% VRN 10/21/25	$ 1,300,000	$ 1,281,227
1 day USD SOFR + 0.879% 1.593% VRN 5/04/27	170,000	158,484
1 day USD SOFR + 1.020% 1.928% VRN 4/28/32	90,000	72,312
1 day USD SOFR + 1.178% 2.239% VRN 7/21/32	70,000	57,184
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33	100,000	84,992
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.933% 5.068% VRN 1/24/34	335,000	323,793
1 day USD SOFR + 1.902% 5.676% VRN 1/22/35	45,000	45,242
1 day USD SOFR Index + 2.140% 6.037% VRN 10/28/33	45,000	46,362
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34	115,000	125,335
Santander UK Group Holdings PLC
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	710,000	675,704
1 day USD SOFR + 0.989% 1.673% VRN 6/14/27	120,000	110,932
1 day USD SOFR + 1.220% 2.469% VRN 1/11/28	200,000	184,514
US Bancorp
1 day USD SOFR + 1.600% 4.839% VRN 2/01/34	465,000	440,838
1 day USD SOFR + 1.860% 5.678% VRN 1/23/35	85,000	85,326
1 day USD SOFR + 2.260% 5.836% VRN 6/12/34	60,000	60,834
1 day USD SOFR + 2.090% 5.850% VRN 10/21/33	105,000	106,634
Wells Fargo & Co.
1 day USD SOFR + 2.100% 2.393% VRN 6/02/28	940,000	865,729
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	310,000	274,987
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33	475,000	411,923
1 day USD SOFR + 1.510% 3.526% VRN 3/24/28	375,000	357,693
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33	400,000	384,746
		15,387,416
Beverages — 0.2%
Bacardi Ltd.
4.450% 5/15/25 (a)	485,000	479,191

	Principal Amount	Value
Triton Water Holdings, Inc.
6.250% 4/01/29 (a)	$ 58,000	$ 55,941
		535,132
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (a)	70,000	62,498
2.300% 11/01/30 (a)	570,000	475,226
3.268% 11/15/40 (a)	30,000	21,213
3.468% 12/01/50 (a)	65,000	42,668
4.375% 6/01/47	65,000	50,057
5.000% 9/26/48	190,000	162,921
		814,583
Commercial Services — 0.1%
Adtalem Global Education, Inc.
5.500% 3/01/28 (a)	72,000	69,257
Global Payments, Inc.
4.875% 3/17/31 EUR (b)	100,000	110,602
Worldline SA
4.125% 9/12/28 EUR (a) (b)	200,000	212,321
		392,180
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500% 1/15/25	1,000,000	987,462
Air Lease Corp.
5.850% 12/15/27	355,000	359,443
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	389,000	349,872
2.875% 2/15/25 (a)	335,000	328,193
		2,024,970
Electric — 1.6%
Amprion GmbH
0.625% 9/23/33 EUR (a) (b)	100,000	81,330
Appalachian Power Co.
5.650% 4/01/34	870,000	861,395
Arizona Public Service Co.
6.350% 12/15/32	675,000	708,472
Duke Energy Carolinas LLC
4.000% 9/30/42	1,000,000	805,392
Duke Energy Florida LLC
5.875% 11/15/33	70,000	72,774
Florida Power & Light Co.
3.990% 3/01/49	495,000	391,753
Jersey Central Power & Light Co.
6.400% 5/15/36	120,000	125,388
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,263,202

The accompanying notes are an integral part of the financial statements.
67

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MVM Energetika Zrt
6.500% 3/13/31 (a)	$ 200,000	$ 200,562
Southwestern Electric Power Co.
3.250% 11/01/51	170,000	106,966
TenneT Holding BV
2.750% 5/17/42 EUR (a) (b)	190,000	176,878
4.500% 10/28/34 EUR (a) (b)	245,000	279,590
4.750% 10/28/42 EUR (a) (b)	100,000	116,406
		5,190,108
Electronics — 0.1%
Honeywell International, Inc.
3.750% 3/01/36 EUR (b)	145,000	152,709
4.125% 11/02/34 EUR (b)	140,000	153,152
		305,861
Engineering & Construction — 0.0%
Artera Services LLC
8.500% 2/15/31 (a)	75,000	77,212
Entertainment — 0.6%
Warnermedia Holdings, Inc.
4.279% 3/15/32	415,000	362,224
5.050% 3/15/42	905,000	736,135
5.141% 3/15/52	990,000	770,822
		1,869,181
Food — 0.6%
ELO SACA
6.000% 3/22/29 EUR (a) (b)	200,000	210,292
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.375% 2/02/52	135,000	100,894
6.500% 12/01/52	210,000	210,424
6.750% 3/15/34 (a)	455,000	482,349
Pilgrim’s Pride Corp.
3.500% 3/01/32 (a)	403,000	342,727
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	635,000	508,022
		1,854,708
Gas — 0.3%
KeySpan Gas East Corp.
5.994% 3/06/33 (a)	630,000	634,250
National Gas Transmission PLC
4.250% 4/05/30 EUR (a) (b)	100,000	108,901
Piedmont Natural Gas Co., Inc.
5.400% 6/15/33	155,000	155,303
		898,454
Health Care - Products — 0.0%
Medtronic Global Holdings SCA
3.375% 10/15/34 EUR (b)	100,000	105,064

	Principal Amount	Value
Health Care - Services — 0.6%
Centene Corp.
3.000% 10/15/30	$ 453,000	$ 387,346
CommonSpirit Health
2.782% 10/01/30	290,000	251,173
Fortrea Holdings, Inc.
7.500% 7/01/30 (a)	50,000	49,679
Fresenius Medical Care US Finance III, Inc.
1.875% 12/01/26 (a)	340,000	309,890
HCA, Inc.
3.500% 7/15/51	182,000	121,645
Kedrion SpA
6.500% 9/01/29 (a)	220,000	201,163
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (a)	382,000	269,193
ModivCare, Inc.
5.875% 11/15/25 (a)	25,000	25,367
Universal Health Services, Inc.
1.650% 9/01/26	385,000	354,091
		1,969,547
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	123,000	119,628
Spectrum Brands, Inc.
3.875% 3/15/31 (a) (d)	23,000	19,222
		138,850
Insurance — 0.5%
Athene Global Funding
1.985% 8/19/28 (a)	205,000	178,447
3.205% 3/08/27 (a)	135,000	126,044
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (a)	970,000	814,800
Teachers Insurance & Annuity Association of America
3.300% 5/15/50 (a)	225,000	149,616
4.270% 5/15/47 (a)	130,000	103,420
Willis North America, Inc.
2.950% 9/15/29	290,000	259,772
		1,632,099
Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000% 6/15/30 (a)	240,000	238,789
Machinery - Diversified — 0.0%
OT Merger Corp.
7.875% 10/15/29 (a)	90,000	40,500

The accompanying notes are an integral part of the financial statements.
68

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.9%
Cable One, Inc.
4.000% 11/15/30 (a) (d)	$ 75,000	$ 55,976
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (a)	85,000	69,397
4.500% 8/15/30 (a)	10,000	8,466
4.750% 3/01/30 (a)	30,000	25,984
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	560,000	340,531
3.750% 2/15/28	92,000	85,506
3.900% 6/01/52	314,000	196,905
4.800% 3/01/50	330,000	242,084
4.908% 7/23/25	48,000	47,534
5.375% 5/01/47	95,000	75,896
5.750% 4/01/48	280,000	234,093
CSC Holdings LLC
5.750% 1/15/30 (a)	53,000	20,005
6.500% 2/01/29 (a)	502,000	366,401
7.500% 4/01/28 (a)	32,000	16,983
11.750% 1/31/29 (a)	80,000	68,228
Time Warner Cable LLC
5.500% 9/01/41	535,000	445,540
5.875% 11/15/40	170,000	147,504
VZ Secured Financing BV
5.000% 1/15/32 (a)	420,000	358,122
		2,805,155
Oil & Gas — 0.2%
KazMunayGas National Co. JSC
4.750% 4/19/27 (a)	200,000	193,430
Pertamina Persero PT
3.100% 8/27/30 (a)	200,000	176,260
Petroleos Mexicanos
5.950% 1/28/31	50,000	40,293
6.625% 6/15/35	300,000	228,094
Shell International Finance BV
3.750% 9/12/46	25,000	19,318
		657,395
Packaging & Containers — 0.6%
Amcor Finance USA, Inc.
3.625% 4/28/26	650,000	627,434
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (a) (d)	50,000	43,398
5.250% 8/15/27 (a)	295,000	182,995
5.250% 8/15/27 (a) (d)	70,000	43,423

	Principal Amount	Value
Berry Global, Inc.
1.570% 1/15/26	$ 394,000	$ 370,166
1.650% 1/15/27	12,000	10,928
4.875% 7/15/26 (a)	154,000	151,211
Trivium Packaging Finance BV
5.500% 8/15/26 (a)	320,000	313,532
		1,743,087
Pharmaceuticals — 0.8%
1375209 BC Ltd.
9.000% 1/30/28 (a) (d)	215,000	206,739
Bayer US Finance II LLC
4.375% 12/15/28 (a)	893,000	848,036
4.625% 6/25/38 (a)	795,000	668,032
4.875% 6/25/48 (a)	210,000	168,886
Cigna Group
3.400% 3/15/51	250,000	169,940
Grifols SA
3.875% 10/15/28 EUR (a) (b)	200,000	175,636
Johnson & Johnson
3.550% 6/01/44 EUR (b)	100,000	106,321
MSD Netherlands Capital BV
3.700% 5/30/44 EUR (b)	165,000	172,278
		2,515,868
Pipelines — 0.4%
Energy Transfer LP
4.950% 6/15/28	125,000	123,348
5.000% 5/15/50	35,000	29,709
5.150% 3/15/45	335,000	294,479
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (a)	162,080	138,979
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	181,000	175,260
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (a)	270,000	245,900
Venture Global LNG, Inc.
9.500% 2/01/29 (a)	108,000	118,270
		1,125,945
Real Estate — 0.3%
Annington Funding PLC
3.184% 7/12/29 GBP (a) (b)	200,000	223,870
3.685% 7/12/34 GBP (a) (b)	100,000	104,732
Blackstone Property Partners Europe Holdings SARL
1.625% 4/20/30 EUR (a) (b)	200,000	182,600
1.750% 3/12/29 EUR (a) (b)	200,000	188,837
Vonovia SE
0.750% 9/01/32 EUR (a) (b)	100,000	82,392

The accompanying notes are an integral part of the financial statements.
69

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2.250% 4/07/30 EUR (a) (b)	$ 100,000	$ 97,359
		879,790
Real Estate Investment Trusts (REITS) — 1.4%
American Homes 4 Rent LP
3.375% 7/15/51	205,000	133,371
American Tower Corp.
1.000% 1/15/32 EUR (b)	100,000	86,366
2.300% 9/15/31	356,000	290,447
2.700% 4/15/31	80,000	67,659
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (a) (b)	425,000	357,855
DOC DR LLC
4.300% 3/15/27	45,000	44,026
Extra Space Storage LP
2.350% 3/15/32	185,000	147,369
2.400% 10/15/31	76,000	62,441
2.550% 6/01/31	130,000	108,206
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	512,000	469,094
4.000% 1/15/31	75,000	67,241
Healthcare Realty Holdings LP
2.000% 3/15/31	140,000	110,312
2.050% 3/15/31	67,000	51,844
2.400% 3/15/30	195,000	160,697
3.100% 2/15/30	165,000	144,282
3.625% 1/15/28	45,000	41,591
Hudson Pacific Properties LP
3.250% 1/15/30	416,000	287,327
3.950% 11/01/27	68,000	56,864
4.650% 4/01/29 (d)	135,000	103,968
5.950% 2/15/28	10,000	8,500
Invitation Homes Operating Partnership LP
2.000% 8/15/31	405,000	321,547
4.150% 4/15/32	40,000	36,491
5.500% 8/15/33	65,000	64,080
LXP Industrial Trust
2.375% 10/01/31	430,000	342,581
Prologis Euro Finance LLC
4.250% 1/31/43 EUR (b)	310,000	325,152
Realty Income Corp.
5.125% 7/06/34 EUR (b)	270,000	311,540
Rexford Industrial Realty LP
2.150% 9/01/31	5,000	3,988
VICI Properties LP
4.950% 2/15/30	60,000	57,884
5.125% 5/15/32	156,000	148,627

	Principal Amount	Value
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (a)	$ 60,000	$55,459
4.125% 8/15/30 (a)	19,000	17,280
4.500% 1/15/28 (a)	48,000	46,181
4.625% 6/15/25 (a)	15,000	14,804
		4,545,074
Retail — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp.
5.875% 4/01/29 (a)	200,000	184,010
Michaels Cos., Inc.
5.250% 5/01/28 (a) (d)	170,000	135,999
Papa John’s International, Inc.
3.875% 9/15/29 (a)	200,000	177,018
		497,027
Savings & Loans — 0.1%
Nationwide Building Society 1 day USD SOFR + 1.290% 2.972% VRN 2/16/28 (a)	340,000	318,682
Software — 0.0%
Open Text Corp.
6.900% 12/01/27 (a)	50,000	51,893
Telecommunications — 0.2%
Frontier Communications Holdings LLC
8.625% 3/15/31 (a)	226,000	232,809
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 9/20/29 (a)	130,312	129,497
T-Mobile USA, Inc.
3.750% 4/15/27	375,000	360,435
		722,741
Water — 0.0%
Thames Water Utilities Finance PLC
4.375% 1/18/31 EUR (a) (b)	160,000	147,212
TOTAL CORPORATE DEBT (Cost $56,243,226)		52,392,828
Municipal Obligations — 0.7%
California — 0.1%
California State University, Revenue Bonds, Series B, 2.374% 11/01/35	5,000	3,850
University of California, Revenue Bonds, Series BI, 2.247% 5/15/34	290,000	229,210
		233,060

The accompanying notes are an integral part of the financial statements.
70

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New Jersey — 0.1%
Jersey City Municipal Utilities Authority, NJ, Revenue Bonds, Series B, 5.470% 5/15/27	$ 400,000	$ 403,239
New York — 0.5%
City of New York, NY, General Obligation, Series G1, 5.968% 3/01/36	500,000	518,193
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series G3, 2.450% 11/01/34	560,000	440,585
New York State Dormitory Authority, Revenue Bonds, Series H, 5.289% 3/15/33	750,000	747,088
		1,705,866
TOTAL MUNICIPAL OBLIGATIONS (Cost $2,663,971)		2,342,165
Non-U.S. Government Agency Obligations — 17.6%
Commercial Mortgage-Backed Securities — 3.4%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, 4.227% VRN 8/10/38 (a) (e)	620,000	573,371
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (a)	1,160,000	1,005,137
Series 2020-VIVA, Class D, 3.667% VRN 3/11/44 (a) (e)	780,000	668,525
Series 2022-CSMO, Class A, 1 mo. USD Term SOFR + 2.115% 7.444% FRN 6/15/27 (a)	692,000	693,299
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (a)	180,000	160,105
Series 2019-OC11, Class E, 4.075% VRN 12/09/41 (a) (e)	300,000	253,954
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 6.909% FRN 1/15/39 (a)	443,000	434,416
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, 1 mo. USD Term SOFR + 3.188%
8.517% FRN 3/15/35 (a)	894,000	879,470
Century Plaza Towers, Series 2019-CPT, Class A 2.865% 11/13/39 (a)	355,000	300,005
DC Office Trust, Series 2019-MTC, Class A 2.965% 9/15/45 (a)	375,000	314,475

	Principal Amount	Value
Grace Trust, Series 2020-GRCE, Class A 2.347% 12/10/40 (a)	$ 900,000	$733,041
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141% 7.469% FRN 5/15/41 (a)	601,000	600,623
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (a) (e)	375,000	325,477
Series 2019-30HY, Class A, 3.228% 7/10/39 (a)	385,000	342,210
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A 3.397% 6/05/39 (a)	385,000	339,460
MKT Mortgage Trust, Series 2020-525M, Class A 2.694% 2/12/40 (a)	255,000	205,588
One Bryant Park Trust, Series 2019-OBP, Class A 2.516% 9/15/54 (a)	490,000	414,969
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 3.872% VRN 1/05/43 (a) (e)	655,000	557,659
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class F, 1 mo. USD Term SOFR + 3.350% 8.679% FRN 1/15/39 (a)	630,000	598,126
Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2 5.900% 3/25/49 (a)	820,000	825,994
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2 1.645% 9/15/45 (a)	444,000	420,444
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class E, 3.989% VRN 9/15/31 (a) (e)	281,000	263,033
		10,909,381
Home Equity Asset-Backed Securities — 2.2%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.819% 6.165% FRN 10/25/35	646,034	578,889
Countrywide Asset-Backed Certificates Trust, Series 2004-7, Class MF2, 4.134% VRN 10/25/34 (e)	1,486,063	1,389,267
GSAMP Trust, Series 2005-HE5, Class M3, 1 mo. USD Term SOFR + 0.804% 6.150% FRN 11/25/35	130,732	129,032
JP Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4, 4.330% STEP 3/25/47	2,534,406	1,611,088

The accompanying notes are an integral part of the financial statements.
71

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 mo. USD Term SOFR + 0.334% 5.680% FRN 10/25/36	$ 5,803,182	$ 1,772,561
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694% 6.040% FRN 1/25/36	729,869	680,230
Saxon Asset Securities Trust, Series 2007-2, Class A2C, 1 mo. USD Term SOFR + 0.354% 5.700% FRN 5/25/47	1,436,744	967,806
		7,128,873
Other Asset-Backed Securities — 4.8%
AIMCO CLO, Series 2015-AA, Class BR2, 3 mo. USD Term SOFR + 1.862% 7.179% FRN 10/17/34 (a)	1,100,000	1,100,740
AIMCO CLO 11 Ltd., Series 2020-11A, Class AR, 3 mo. USD Term SOFR + 1.392% 6.709% FRN 10/17/34 (a)	750,000	750,625
Allegro CLO XII Ltd., Series 2020-1A, Class A1, 3 mo. USD Term SOFR + 1.512% 6.836% FRN 1/21/32 (a)	755,277	755,610
Barings CLO Ltd., Series 2018-4A, Class A1R, 3 mo. USD Term SOFR + 1.150% 6.479% FRN 10/15/30 (a)	850,000	850,170
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.850% 7.174% FRN 10/25/30 (a)	800,000	801,652
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD Term SOFR + 1.162% 6.490% FRN 4/15/29 (a)	646,911	647,097
Eaton Vance CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.432% 6.760% FRN 10/15/34 (a)	990,000	990,729
FirstKey Homes Trust, Series 2020-SFR2, Class E 2.668% 10/19/37 (a)	390,000	371,755
Flatiron CLO 21 Ltd., Series 2021-1A, Class B, 3 mo. USD Term SOFR + 1.862% 7.188% FRN 7/19/34 (a)	850,000	851,053
HPS Loan Management Ltd., Series 2021-16A, Class A1, 3 mo. USD Term SOFR + 1.402% 6.728% FRN 1/23/35 (a)	1,000,000	1,000,332

	Principal Amount	Value
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 3 mo. USD Term SOFR + 1.180% 6.507% FRN 10/18/30 (a)	$ 807,704	$808,507
Magnetite XII Ltd., Series 2015-12A, Class AR4, 3 mo. USD Term SOFR + 1.150% 6.479% FRN 10/15/31 (a)	723,197	723,559
OCP CLO Ltd., Series 2014-6A, Class A1R2, 3 mo. USD Term SOFR + 1.150% 6.467% FRN 10/17/30 (a)	800,000	800,158
Progress Residential Trust
Series 2020-SFR3, Class E, 2.296% 10/17/27 (a)	590,000	562,034
Series 2020-SFR3, Class F, 2.796% 10/17/27 (a)	360,000	344,233
Series 2021-SFR2, Class F, 3.395% 4/19/38 (a)	1,150,000	1,072,064
Series 2021-SFR10, Class F, 4.608% 12/17/40 (a)	1,218,644	1,079,914
Rockford Tower CLO Ltd., Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.432% 6.756% FRN 7/20/34 (a)	850,000	850,331
TIAA CLO IV Ltd., Series 2018-1A, Class A1Series 2018-1A, Class A1ARSeries 2018-1A, Class A1ARSeries 2018-1A, Class A1ARSeries 2018-1A, Class A1ARSeries 2018-1A, Cla A1, 3 mo. USD LIBOR + 1.140% 1.000% FRN 1/20/32 (a) (c)	800,000	800,000
		15,160,563
Student Loans Asset-Backed Securities — 1.2%
Access Group, Inc., Series 2015-1, Class A, 30 day USD SOFR Average + 0.814% 6.150% FRN 7/25/56 (a)	223,816	222,411
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 90 day USD SOFR Average + 0.462% 5.815% FRN 3/28/35	796,921	757,490
SLM Student Loan Trust
Series 2007-7, Class A4, 90 day USD SOFR Average + 0.592% 5.940% FRN 12/15/33	336,128	333,174
Series 2012-7, Class A3, 30 day USD SOFR Average + 0.764% 6.100% FRN 5/26/26	453,537	442,462

The accompanying notes are an integral part of the financial statements.
72

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-2, Class A, 30 day USD SOFR Average + 0.814% 6.150% FRN 1/25/29	$ 523,135	$ 509,463
Series 2012-1, Class A3, 30 day USD SOFR Average + 1.064% 6.400% FRN 9/25/28	418,878	412,773
Series 2008-6, Class A4, 90 day USD SOFR Average + 1.362% 6.710% FRN 7/25/23	573,274	571,032
Series 2008-5, Class B, 90 day USD SOFR Average + 2.112% 7.460% FRN 7/25/73	700,000	701,167
		3,949,972
Whole Loan Collateral Collateralized Mortgage Obligations — 6.0%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD SOFR + 2.428% 7.729% FRN 6/25/45	162,332	159,409
Angel Oak Mortgage Trust
Series 2021-7, Class A1, 1.978% VRN 10/25/66 (a) (e)	194,103	161,766
Series 2022-6, Class A1, 4.300% STEP 7/25/67 (a)	767,927	745,457
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4, 4.675% VRN 3/25/37 (e)	190,017	175,326
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 yr. CMT + 2.400% 7.780% FRN 10/25/35	145,344	143,581
COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907% VRN 12/25/66 (a) (e)	615,626	539,476
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD Term SOFR + 0.534% 5.880% FRN 7/25/46	735,882	642,335
Series 2005-31, Class 2A1, 1 mo. USD Term SOFR + 0.714% 6.060% FRN 8/25/35	685,144	615,493
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (a) (e)	678,885	638,471
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1, 1.931% VRN 11/25/66 (a) (e)	1,288,809	1,099,792

	Principal Amount	Value
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A3, 1 mo. USD Term SOFR + 0.614% 5.960% FRN 2/25/35	$ 1,067,256	$ 1,027,054
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 1 mo. USD Term SOFR + 0.669% 6.015% FRN 1/25/36	576,226	552,994
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 5.748% VRN 11/25/35 (e)	171,671	136,407
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% VRN 12/25/60 (a) (e)	1,343,605	1,224,373
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A 3.750% 10/25/57 (a)	502,935	482,703
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514% 5.835% FRN 11/19/36	1,472,764	1,123,456
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD Term SOFR + 0.634% 5.980% FRN 4/25/35	899,885	841,573
IndyMac Index Mortgage Loan Trust
Series 2005-AR19, Class A1, 3.705% VRN 10/25/35 (e)	613,609	458,375
Series 2006-AR27, Class 1A3, 1 mo. USD Term SOFR + 0.654% 6.000% FRN 10/25/36	1,166,749	496,691
JP Morgan Mortgage Trust, Series 2021-13, Class A3, 2.500% VRN 4/25/52 (a) (e)	1,551,516	1,236,486
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A3, 1 yr. MTA + 0.740% 5.893% FRN 1/25/47	27,073	26,849
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD Term SOFR + 1.184% 6.530% FRN 2/25/35	392,233	379,677
OBX Trust, Series 2021-J3, Class A1, 2.500% VRN 10/25/51 (a) (e)	1,647,965	1,311,291
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.864% 6.210% FRN 11/25/35	1,450,000	1,393,369

The accompanying notes are an integral part of the financial statements.
73

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Mortgage Investments II Trust, Series 2006-AR8, Class A2, 1 mo. USD Term SOFR + 0.534% 5.880% FRN 10/25/36	$ 1,496,753	$ 1,291,088
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 3A2, 5.750% 2/25/36	416,775	381,314
Series 2005-AR15, Class A1A1, 1 mo. USD Term SOFR + 0.634% 5.980% FRN 11/25/45	1,414,093	1,297,734
Series 2005-AR13, Class A1A1, 1 mo. USD Term SOFR + 0.694% 6.040% FRN 10/25/45	250,263	236,491
Series 2005-AR2, Class 2A21, 1 mo. USD Term SOFR + 0.774% 6.120% FRN 1/25/45	214,208	207,572
		19,026,603
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,924,048)		56,175,392
Sovereign Debt Obligations — 0.5%
Brazilian Government International Bond 6.125% 3/15/34	200,000	192,213
Colombia Government International Bond 3.125% 4/15/31	200,000	157,410
Dominican Republic International Bond 4.500% 1/30/30 (a)	200,000	181,504
Mexico Government International Bond 4.875% 5/19/33	300,000	276,383
Panama Government International Bond 3.160% 1/23/30	200,000	168,465
Paraguay Government International Bond 4.950% 4/28/31 (a)	200,000	190,812
Perusahaan Penerbit SBSN Indonesia III 2.550% 6/09/31 (a)	200,000	168,530
Republic of South Africa Government International Bond 5.875% 4/20/32	250,000	231,900
Romanian Government International Bond 3.000% 2/14/31 (a)	110,000	91,197
		1,658,414
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,788,539)		1,658,414

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (f) — 37.2%
Collateralized Mortgage Obligations — 0.8%
Federal Home Loan Mortgage Corp. REMICS
Series 4818, Class CA, 3.000% 4/15/48	$ 128,198	$111,163
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,694,070	1,325,406
Series 4846, Class PA, 4.000% 6/15/47	32,559	32,054
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	227,450	197,202
Series 2018-57, Class QA, 3.500% 5/25/46	35,980	35,415
Government National Mortgage Association REMICS
Series 2018-124, Class NW, 3.500% 9/20/48	216,286	192,846
Series 2019-15, Class GT, 3.500% 2/20/49	137,739	122,644
Series 2024-30, Class AF, 30 day USD SOFR Average + 1.250% 6.500% FRN 2/20/54	497,710	495,594
		2,512,324
Pass-Through Securities — 36.1%
Federal Home Loan Mortgage Corp.
Pool #SD8199 2.000% 3/01/52	1,205,345	944,198
Pool #QE0312 2.000% 4/01/52	1,109,593	869,192
Pool #RA4179 2.500% 12/01/50	1,527,434	1,248,983
Pool #SD8194 2.500% 2/01/52	1,484,601	1,215,118
Pool #RA6815 2.500% 2/01/52	2,008,791	1,655,457
Pool #SD8205 2.500% 4/01/52	1,613,001	1,319,707
Pool #SD8212 2.500% 5/01/52	1,570,346	1,284,808
Pool #G08710 3.000% 6/01/46	86,897	76,187
Pool #ZM1779 3.000% 9/01/46	441,367	385,892
Pool #G08726 3.000% 10/01/46	654,488	573,001
Pool #G08732 3.000% 11/01/46	238,959	209,207
Pool #G08741 3.000% 1/01/47	660,680	576,770
Pool #QD8259 3.000% 3/01/52	1,794,051	1,529,874
Pool #G07848 3.500% 4/01/44	1,025,916	943,389
Pool #G60023 3.500% 4/01/45	944,645	858,437
Pool #G08711 3.500% 6/01/46	283,345	256,502
Pool #G08716 3.500% 8/01/46	399,199	360,757
Pool #G67700 3.500% 8/01/46	474,242	429,610
Pool #G08722 3.500% 9/01/46	69,984	63,245
Pool #G08742 3.500% 1/01/47	325,447	293,802

The accompanying notes are an integral part of the financial statements.
74

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08757 3.500% 4/01/47	$ 82,936	$ 74,871
Pool #ZA5103 3.500% 12/01/47	3,168	2,851
Pool #G67707 3.500% 1/01/48	1,718,951	1,558,321
Pool #G08800 3.500% 2/01/48	28,946	26,059
Pool #G08816 3.500% 6/01/48	232,212	208,980
Pool #G61556 3.500% 8/01/48	393,066	355,338
Pool #G60344 4.000% 12/01/45	507,759	477,284
Pool #G67711 4.000% 3/01/48	555,901	520,626
Pool #G67713 4.000% 6/01/48	2,312	2,161
Pool #RA7921 4.000% 9/01/52	1,597,783	1,468,349
Pool #G08843 4.500% 10/01/48	107,431	102,757
Pool #SD2322 4.500% 9/01/52	490,867	463,214
Pool #SD8275 4.500% 12/01/52	2,185,942	2,062,799
Pool #SD2730 4.500% 4/01/53	1,437,860	1,356,859
Pool #G08833 5.000% 7/01/48	71,920	70,911
Pool #G08844 5.000% 10/01/48	65,049	64,035
Federal National Mortgage Association
Pool #MA4176 2.000% 11/01/40	1,143,696	959,882
Pool #MA4333 2.000% 5/01/41	170,423	142,553
Pool #MA4158 2.000% 10/01/50	948,327	747,903
Pool #BQ6913 2.000% 12/01/51	2,119,200	1,661,385
Pool #MA4492 2.000% 12/01/51	1,622,965	1,272,353
Pool #BQ7006 2.000% 1/01/52	3,349,941	2,626,247
Pool #CB2802 2.000% 2/01/52	1,089,793	857,087
Pool #MA4562 2.000% 3/01/52	3,996,034	3,130,266
Pool #FS1598 2.000% 4/01/52	1,520,038	1,190,712
Pool #BL6060 2.455% 4/01/40	570,000	404,584
Pool #MA4512 2.500% 1/01/52	1,571,199	1,285,703
Pool #MA4548 2.500% 2/01/52	1,506,332	1,232,905
Pool #MA4563 2.500% 3/01/52	1,540,110	1,260,551
Pool #MA1607 3.000% 10/01/33	230,753	214,657
Pool #MA3811 3.000% 10/01/49	191,875	164,341
Pool #CB2430 3.000% 12/01/51	2,680,327	2,281,875
Pool #BV8477 3.000% 5/01/52	535,045	457,930
Pool #AB4262 3.500% 1/01/32	187,752	179,598
Pool #MA1512 3.500% 7/01/33	98,474	93,951
Pool #MA1148 3.500% 8/01/42	588,404	540,497
Pool #CA0996 3.500% 1/01/48	113,573	102,535
Pool #MA3305 3.500% 3/01/48	22,250	20,004
Pool #BL1132 3.730% 1/01/29	920,000	877,595
Pool #MA1146 4.000% 8/01/42	241,515	228,348
Pool #AS9830 4.000% 6/01/47	111,367	103,538
Pool #MA3027 4.000% 6/01/47	167,983	156,173
Pool #AS9972 4.000% 7/01/47	101,688	94,539
Pool #931504 4.500% 7/01/39	34,463	33,579
Pool #CA1710 4.500% 5/01/48	374,124	357,607
Pool #CA1711 4.500% 5/01/48	119,889	114,596
Pool #CA2208 4.500% 8/01/48	210,512	201,153
Pool #MA4733 4.500% 9/01/52	397,013	374,648

	Principal Amount	Value
Pool #BW9897 4.500% 10/01/52	$ 686,458	$647,690
Pool #FS4701 4.500% 4/01/53	1,676,846	1,581,203
Pool #AD6374 5.000% 5/01/40	7,180	7,181
Pool #AI2733 5.000% 5/01/41	79,236	79,181
Pool #MA4978 5.000% 4/01/53 (c)	160,904	155,623
Pool #977014 5.500% 5/01/38	7,740	7,880
Pool #985524 5.500% 6/01/38	12,087	12,325
Pool #988578 5.500% 8/01/38	73,949	75,285
Pool #995482 5.500% 1/01/39	47,731	48,640
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	511,306	451,055
Pool #MA4718 3.000% 9/20/47	55,429	48,880
Pool #MA4836 3.000% 11/20/47	194,547	171,440
Pool #MA6209 3.000% 10/20/49	167,631	143,006
Pool #MA3521 3.500% 3/20/46	198,045	180,820
Pool #MA3597 3.500% 4/20/46	61,645	56,226
Pool #MA3663 3.500% 5/20/46	89,825	81,928
Pool #MA3937 3.500% 9/20/46	73,910	67,251
Pool #MA4127 3.500% 12/20/46	271,021	246,433
Pool #MA4262 3.500% 2/20/47	274,972	249,853
Pool #MA4382 3.500% 4/20/47	70,230	63,814
Pool #MA4719 3.500% 9/20/47	86,340	78,345
Pool #MA4837 3.500% 11/20/47	178,928	162,303
Pool #MA4900 3.500% 12/20/47	643,219	583,455
Pool #MA4653 4.000% 8/20/47	34,131	31,935
Pool #MA4838 4.000% 11/20/47	141,305	132,214
Pool #MA4901 4.000% 12/20/47	62,267	58,261
Pool #MA5078 4.000% 3/20/48	210,001	196,360
Pool #MA5466 4.000% 9/20/48	234,999	219,660
Pool #MA5399 4.500% 8/20/48	424,570	408,861
Pool #MA8347 4.500% 10/20/52	1,748,083	1,663,190
Pool #MA3666 5.000% 5/20/46	72,214	72,200
Pool #MA4199 5.000% 1/20/47	73,306	73,220
Pool #MA4454 5.000% 5/20/47	113,991	113,766
Pool #MA4722 5.000% 9/20/47	125,931	125,367
Government National Mortgage Association II, TBA
2.500% 7/20/54 (c)	5,225,000	4,394,170
4.500% 7/20/54 (c)	3,475,000	3,303,234
5.000% 7/20/54 (c)	4,400,000	4,284,028
5.500% 7/20/54 (c)	2,450,000	2,430,767
Uniform Mortgage-Backed Security, TBA
2.000% 7/01/54 (c)	7,375,000	5,768,057
2.500% 7/01/54 (c)	3,500,000	2,858,516
3.000% 7/01/54 (c)	5,750,000	4,892,893
3.500% 7/01/54 (c)	4,425,000	3,916,468
4.000% 7/01/54 (c)	11,475,000	10,497,833

The accompanying notes are an integral part of the financial statements.
75

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 7/01/54 (c)	$ 6,750,000	$6,362,665
5.000% 7/01/54 (c)	6,475,000	6,257,731
5.500% 7/01/54 (c)	4,525,000	4,462,958
		115,003,017
Whole Loans — 0.3%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500% 8.835% FRN 3/25/42 (a)	1,000,000	1,050,477
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $123,491,356)		118,565,818
U.S. Treasury Obligations — 39.8%
U.S. Treasury Bonds & Notes — 39.8%
U.S. Treasury Bonds
4.500% 2/15/44	3,110,000	3,064,322
4.625% 5/15/44 (d)	17,465,000	17,429,453
4.625% 5/15/54	14,004,000	14,196,688
U.S. Treasury Notes
4.250% 6/30/29 (c)	42,705,000	42,518,418
4.375% 5/15/34	21,460,000	21,466,713
4.500% 5/31/29 (d)	12,166,000	12,246,861
4.625% 6/30/26	3,630,000	3,623,034
4.625% 6/15/27	12,280,000	12,314,125
		126,859,614
TOTAL U.S. TREASURY OBLIGATIONS (Cost $126,669,230)		126,859,614
TOTAL BONDS & NOTES (Cost $373,171,831)		362,324,170

	Number of Shares
Equities — 0.1%
Common Stock — 0.1%
Communication Services — 0.1%
Intelsat SA (g)	7,225	265,519
TOTAL COMMON STOCK (Cost $676,994)		265,519
TOTAL EQUITIES (Cost $676,994)		265,519
TOTAL LONG-TERM INVESTMENTS (Cost $373,848,825)		362,589,689

	Number of Shares	Value
Short-Term Investments — 22.2%
Investment of Cash Collateral from Securities Loaned — 5.6%
State Street Navigator Securities
Lending Government Money Market
Portfolio (h)	17,762,625	$17,762,625

	Principal Amount
Repurchase Agreement — 14.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (i)	$46,592,477	46,592,477
U.S. Treasury Bill — 2.0%
U.S. Treasury Bill
5.339% 7/16/24 (j)	6,435,000	6,420,910
TOTAL SHORT-TERM INVESTMENTS (Cost $70,776,173)		70,776,012
TOTAL INVESTMENTS — 136.0% (Cost $444,624,998) (k)		433,365,701
Other Assets/ (Liabilities) — (36.0)%		(114,765,764)
NET ASSETS — 100.0%		$318,599,937

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MTA	Monthly Treasury Average Index
PIK	Payment in kind
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $51,776,461 or 16.25% of net assets.

The accompanying notes are an integral part of the financial statements.
76

MML Total Return Bond Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $29,694,978 or 9.32% of net assets. The Fund received $12,561,395 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.

(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	Non-income producing security.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)
Maturity value of $46,598,689. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $47,524,355.

(j)	The rate shown represents yield-to-maturity.
(k)	See Note 6 for aggregate cost for federal tax purposes.
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	7/12/24	USD	158,117	EUR	146,000	$ 1,686
Citibank N.A.*	7/12/24	EUR	100,000	USD	108,433	(1,289)
Citibank N.A.*	7/12/24	USD	339,221	GBP	267,000	1,686
Citibank N.A.*	7/12/24	USD	4,251,964	EUR	3,894,000	79,751
Goldman Sachs International*	7/01/24	EUR	76,902	USD	82,341	17
Goldman Sachs International*	7/12/24	EUR	161,000	USD	175,422	(2,919)
Goldman Sachs International*	7/12/24	USD	82,488	EUR	77,000	(14)
						$78,918

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra 10 Year	9/19/24	6	$675,273	$5,915
U.S. Treasury Ultra Bond	9/19/24	2	247,374	3,314
U.S. Treasury Note 2 Year	9/30/24	412	83,962,348	175,777
U.S. Treasury Note 5 Year	9/30/24	38	4,028,371	21,598
				$ 206,604
Short
Euro-BOBL	9/06/24	10	$(1,234,044)	$(12,971)
Euro-Bund	9/06/24	14	(1,951,405)	(22,014)
Euro-Buxl 30 Year Bond	9/06/24	4	(545,861)	(12,061)
UK Long Gilt	9/26/24	2	(246,648)	(28)
				$(47,074)

The accompanying notes are an integral part of the financial statements.
77

MML Total Return Bond Fund – Portfolio of Investments (Continued)
Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount		Value
Rate/Reference	Frequency	Rate/ Reference	Frequency					Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.520%	Annually	12-Month USD SOFR	Annually	12/20/53	USD	2,201,000	$ 91,938	$ —	$ 91,938

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
78

MML Series Investment Fund

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$ 9,414,846	$ 9,170,723
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	247,393,713	301,073,387
Repurchase agreements, at value (Note 2) (c)	—	—
Total investments (d)	256,808,559	310,244,110
Cash	—	—
Receivables from:
Investments sold
Regular delivery	270,204	134,587
Fund shares sold	32,722	49,334
Interest and dividends	8,861	9,109
Foreign tax reclaims	—	—
Total assets	257,120,346	310,437,140
Liabilities:
Payables for:
Investments purchased
Regular delivery	8,861	9,109
Fund shares redeemed	299,560	179,896
Cash collateral held for securities on loan (Note 2)	—	—
Trustees’ fees and expenses (Note 3)	41,912	50,558
Affiliates (Note 3):
Administration fees	—	—
Investment advisory fees	19,835	23,862
Service fees	125,895	150,102
Accrued expense and other liabilities	38,087	45,770
Total liabilities	534,150	459,297
Net assets	$256,586,196	$309,977,843
Net assets consist of:
Paid-in capital	$290,815,081	$333,921,163
Accumulated earnings (loss)	(34,228,885)	(23,943,320)
Net assets	$256,586,196	$309,977,843

(a) Cost of investments - unaffiliated issuers:	$10,023,476	$9,894,104
(b) Cost of investments - affiliated issuers:	$261,638,595	$312,107,445
(c) Cost of repurchase agreements:	$—	$—
(d) Securities on loan with market value of:	$—	$—

The accompanying notes are an integral part of the financial statements.
79

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund	MML Equity Income Fund

$28,085,346	$15,715,303	$1,302,988	$267,490,833	$626,621,414	$486,560,859	$345,833,677
1,061,176,167	926,254,081	126,945,506	—	—	—	—
—	—	—	—	—	13,642,738	2,985,852
1,089,261,513	941,969,384	128,248,494	267,490,833	626,621,414	500,203,597	348,819,529
—	—	—	—	—	—	98,457

1,282,030	388,510	16,959	—	387,432	271,951	6,760,144
4,116	16,354	3,790	83,295	2,594	23,068	45,074
29,250	18,156	1,828	—	—	116,489	517,998
—	—	—	—	—	—	215,249
1,090,576,909	942,392,404	128,271,071	267,574,128	627,011,440	500,615,105	356,456,451

29,250	18,156	1,828	4,522	—	—	6,888,054
1,271,877	392,710	19,095	75,462	381,881	238,692	262,880
—	—	—	—	—	—	8,806,878
187,928	146,634	13,055	16,384	80,776	44,820	56,854

—	—	—	50,336	120,445	811	812
84,250	72,466	9,839	30,202	96,356	282,383	196,183
567,461	376,169	43,386	162,703	398,761	108,623	44,501
64,720	52,888	32,778	26,914	41,906	65,208	46,330
2,205,486	1,059,023	119,981	366,523	1,120,125	740,537	16,302,492
$1,088,371,423	$941,333,381	$128,151,090	$267,207,605	$625,891,315	$499,874,568	$340,153,959

$1,171,182,556	$957,100,442	$130,300,545	$178,585,385	$566,341,940	$202,589,053	$211,167,707
(82,811,133)	(15,767,061)	(2,149,455)	88,622,220	59,549,375	297,285,515	128,986,252
$ 1,088,371,423	$ 941,333,381	$ 128,151,090	$ 267,207,605	$ 625,891,315	$ 499,874,568	$ 340,153,959

$29,068,796	$16,892,712	$1,367,698	$212,438,796	$581,542,870	$276,079,826	$271,181,842
$1,081,963,631	$922,951,974	$125,370,856	$—	$—	$—	$—
$—	$—	$—	$—	$—	$13,642,738	$2,985,852
$—	$—	$—	$—	$—	$—	$8,431,175

The accompanying notes are an integral part of the financial statements.
80

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$60,327,393	$74,555,928
Shares outstanding (a)	7,310,404	8,737,805
Net asset value, offering price and redemption price per share	$8.25	$8.53
Service Class shares:
Net assets	$ 196,258,803	$ 235,421,915
Shares outstanding (a)	24,136,767	27,951,896
Net asset value, offering price and redemption price per share	$8.13	$8.42
Service Class I shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
81

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund	MML Equity Income Fund

$ 205,836,799	$ 346,496,428	$ 59,877,277			$ 316,461,514	$ 271,040,547
23,198,064	45,324,506	6,698,212			15,825,704	25,429,963
$8.87	$7.64	$8.94			$20.00	$10.66

$882,534,624	$594,836,953	$68,273,813			$183,413,054	$69,113,412
101,142,770	78,875,862	7,840,735			9,991,644	6,619,144
$8.73	$7.54	$8.71			$18.36	$10.44

			$ 267,207,605	$ 625,891,315
			16,523,587	58,066,398
			$16.17	$10.78

The accompanying notes are an integral part of the financial statements.
82

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	MML Equity Index Fund	MML Focused Equity Fund
Assets:
Investments, at value (Note 2) (a)	$721,475,822	$266,230,723
Repurchase agreements, at value (Note 2) (b)	4,505,332	11,241,769
Total investments (c)	725,981,154	277,472,492
Cash	—	—
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	26,127	—
Fund shares sold	85,427	1,914
Interest and dividends	373,567	239,815
Foreign tax reclaims	—	—
Total assets	726,466,275	277,714,221
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Fund shares redeemed	149,277	208,900
Cash collateral held for securities on loan (Note 2)	—	—
Trustees’ fees and expenses (Note 3)	78,081	16,562
Variation margin on open derivative instruments (Note 2)	18,338	—
Affiliates (Note 3):
Administration fees	50,313	33,198
Investment advisory fees	51,716	148,673
Service fees	20,194	14,277
Due to custodian	1,582	—
Accrued expense and other liabilities	96,742	49,397
Total liabilities	466,243	471,007
Net assets	$ 726,000,032	$ 277,243,214
Net assets consist of:
Paid-in capital	$280,233,549	$204,466,526
Accumulated earnings (loss)	445,766,483	72,776,688
Net assets	$726,000,032	$277,243,214

(a) Cost of investments:	$322,205,958	$218,592,208
(b) Cost of repurchase agreements:	$4,505,332	$11,241,769
(c) Securities on loan with market value of:	$413,354	$—
(d) Cost of foreign currency:	$—	$—

The accompanying notes are an integral part of the financial statements.
83

MML Foreign Fund	MML Fundamental Equity Fund	MML Fundamental Value Fund	MML Global Fund	MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund

$171,351,873	$148,186,696	$163,889,909	$126,408,830	$149,322,244	$230,511,231	$200,224,144
215,875	518,513	2,374,967	254,438	559,803	3,321,369	5,345,156
171,567,748	148,705,209	166,264,876	126,663,268	149,882,047	233,832,600	205,569,300
6	—	24	1	38	7,204	—
190,176	440	60,042	13	—	161,128	—

147,396	—	150,728	1,015,079	—	418,779	—
1,116	1,942	5,519	5,908	7,583	891	3,485
227,665	74,821	134,800	164,346	220,467	182,723	37,953
1,223,375	6,488	34,346	577,171	1,734	1,454,531	176,961
173,357,482	148,788,900	166,650,335	128,425,786	150,111,869	236,057,856	205,787,699

316,296	—	98,679	492,638	—	442,298	—
114,740	138,189	105,431	97,044	52,736	164,843	105,809
—	659,266	—	2,698,833	2,511,759	290,765	—
39,005	16,608	20,846	23,342	27,080	15,177	17,980
—	—	—	—	—	—	—

811	17,675	19,978	15,456	811	28,258	812
115,729	67,455	76,669	58,582	73,597	146,382	101,466
5,834	15,739	15,529	13,362	18,327	6,388	20,976
—	—	—	—	—	—	—
51,951	60,202	45,587	38,855	45,718	108,532	41,790
644,366	975,134	382,719	3,438,112	2,730,028	1,202,643	288,833
$172,713,116	$147,813,766	$166,267,616	$124,987,674	$147,381,841	$234,855,213	$205,498,866

$149,607,419	$92,835,320	$101,697,877	$90,251,843	$85,293,639	$226,278,850	$103,053,697
23,105,697	54,978,446	64,569,739	34,735,831	62,088,202	8,576,363	102,445,169
$ 172,713,116	$ 147,813,766	$ 166,267,616	$ 124,987,674	$ 147,381,841	$ 234,855,213	$ 205,498,866

$159,824,357	$112,116,557	$125,171,571	$103,957,819	$121,627,483	$222,182,420	$135,115,602
$215,875	$518,513	$2,374,967	$254,438	$559,803	$3,321,369	$5,345,156
$3,123,315	$644,017	$459,848	$2,628,561	$3,184,831	$2,159,340	$1,374,666
$190,155	$455	$57,809	$13	$—	$161,077	$—

The accompanying notes are an integral part of the financial statements.
84

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	MML Equity Index Fund	MML Focused Equity Fund
Initial Class shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Class I shares:
Net assets	$59,127,271
Shares outstanding (a)(a)	1,708,762
Net asset value, offering price and redemption price per share	$34.60
Class II shares:
Net assets	$ 251,812,995	$ 255,362,674
Shares outstanding (a)	7,284,742	34,172,114
Net asset value, offering price and redemption price per share	$34.57	$7.47
Class III shares:
Net assets	$383,080,893
Shares outstanding (a)	11,105,512
Net asset value, offering price and redemption price per share	$34.49
Service Class shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class I shares:
Net assets	$31,978,873	$21,880,540
Shares outstanding (a)	980,860	3,085,838
Net asset value, offering price and redemption price per share	$32.60	$7.09

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
85

MML Foreign Fund	MML Fundamental Equity Fund	MML Fundamental Value Fund	MML Global Fund	MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund

$ 163,586,731				$ 118,215,274		$ 170,227,095
16,611,096				10,890,694		10,468,912
$9.85				$10.85		$16.26

			$ 89,160,604
			20,436,883
			$4.36

	$ 122,164,808	$ 141,636,106	$14,944,454		$ 224,826,332
	10,292,858	10,645,284	3,157,942		21,544,022
	$11.87	$13.31	$4.73		$10.44

$9,126,385				$29,166,567		$35,271,771
934,017				2,751,436		2,313,758
$9.77				$10.60		$15.24

	$25,648,958	$24,631,510	$20,882,616		$10,028,881
	2,282,703	1,917,937	5,087,958		973,305
	$11.24	$12.84	$4.10		$10.30

The accompanying notes are an integral part of the financial statements.
86

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	MML Managed Volatility Fund	MML Mid Cap Growth Fund
Assets:
Investments, at value (Note 2) (a)	$101,773,903	$312,236,985
Repurchase agreements, at value (Note 2) (b)	2,461,621	13,558,486
Total investments (c)	104,235,524	325,795,471
Cash	—	23
Foreign currency, at value (d)	29,014	—
Receivables from:
Investments sold
Regular delivery	—	482,048
Delayed delivery	—	—
Cash collateral pledged for open derivatives (Note 2)	—	—
Open forward contracts (Note 2)	—	—
Fund shares sold	2,048	14,795
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	53,151	48,022
Foreign tax reclaims	—	3,473
Total assets	104,319,737	326,343,832
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	2,567,584
Delayed delivery	—	—
Written options outstanding, at value (Note 2) (e)	1,726,252	—
Open forward contracts (Note 2)	—	—
Fund shares redeemed	139,672	155,252
Cash collateral held for securities on loan (Note 2)	—	236,967
Trustees’ fees and expenses (Note 3)	28,230	48,049
Affiliates (Note 3):
Administration fees	2,758	811
Investment advisory fees	58,755	190,614
Service fees	10,987	53,284
Due to custodian	235	—
Accrued expense and other liabilities	160,486	62,509
Total liabilities	2,127,375	3,315,070
Net assets	$ 102,192,362	$ 323,028,762
Net assets consist of:
Paid-in capital	$52,434,454	$219,704,845
Accumulated earnings (loss)	49,757,908	103,323,917
Net assets	$102,192,362	$323,028,762

(a) Cost of investments:	$56,858,381	$249,683,549
(b) Cost of repurchase agreements:	$2,461,621	$13,558,486
(c) Securities on loan with market value of:	$33,282	$12,003,538
(d) Cost of foreign currency:	$30,165	$—
(e) Premiums received on written options:	$1,061,991	$—

The accompanying notes are an integral part of the financial statements.
87

MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Sustainable Equity Fund	MML Total Return Bond Fund

$ 250,309,347	$ 144,948,908	$ 67,131,580	$ 128,278,267	$ 148,623,831	$ 386,773,224
3,344,163	1,511,205	—	794,115	354,140	46,592,477
253,653,510	146,460,113	67,131,580	129,072,382	148,977,971	433,365,701
—	3,123	25,422	—	2	41,536
80	11	38	—	—	6

358,592	883,962	163,669	434,220	—	8,609,372
—	—	—	—	—	1,728,660
—	—	—	—	—	1,008,088
64,168	—	3,728	—	2,200	83,140
5,024	7,638	2,428	5,851	317	37,820
—	—	—	—	—	48,213
461,625	113,717	82,843	161,754	56,989	1,635,449
23,016	—	—	—	2,442	967
254,566,015	147,468,564	67,409,708	129,674,207	149,039,921	446,558,952

99,045	730,059	67,977	578,849	—	4,936,387
—	—	—	—	—	104,673,535
—	—	—	—	—	—
595	—	40	—	—	4,222
135,982	52,046	32,750	80,739	251,001	269,299
—	481,718	578,364	—	—	17,762,625
50,988	30,025	10,635	24,716	19,552	36,717

811	811	8,436	811	811	39,640
164,653	116,441	33,714	73,988	56,988	98,350
28,073	15,534	14,487	14,806	32,661	23,948
—	—	—	—	—	—
64,793	47,740	44,256	48,095	40,196	114,292
544,940	1,474,374	790,659	822,004	401,209	127,959,015
$254,021,075	$145,994,190	$66,619,049	$128,852,203	$148,638,712	$318,599,937

$238,211,102	$133,618,887	$68,177,065	$107,485,445	$85,408,681	$367,784,345
15,809,973	12,375,303	(1,558,016)	21,366,758	63,230,031	(49,184,408)
$254,021,075	$145,994,190	$66,619,049	$128,852,203	$148,638,712	$318,599,937

$255,755,522	$123,329,509	$65,631,613	$121,611,148	$100,413,272	$398,032,521
$3,344,163	$1,511,205	$—	$794,115	$354,140	$46,592,477
$1,862,360	$14,252,240	$8,141,129	$—	$—	$29,694,978
$80	$11	$38	$—	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
88

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	MML Managed Volatility Fund	MML Mid Cap Growth Fund
Initial Class shares:
Net assets	$ 84,736,136	$ 240,708,954
Shares outstanding (a)	6,405,487	21,674,124
Net asset value, offering price and redemption price per share	$13.23	$11.11
Class II shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class shares:
Net assets	$17,456,226	$82,319,808
Shares outstanding (a)	1,332,753	8,301,434
Net asset value, offering price and redemption price per share	$13.10	$9.92
Service Class I shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
89

MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Sustainable Equity Fund	MML Total Return Bond Fund

$ 210,877,707	$ 121,460,345		$ 105,797,357	$ 96,205,642
26,459,170	12,049,923		11,505,358	5,738,972
$7.97	$10.08		$9.20	$16.76

		$ 44,082,400			$ 279,791,487
		5,166,603			31,356,839
		$8.53			$8.92

$43,143,368	$24,533,845		$23,054,846	$52,433,070
5,611,487	2,846,967		2,564,963	3,187,931
$7.69	$8.62		$8.99	$16.45

		$22,536,649			$38,808,450
		2,898,636			4,414,711
		$7.77			$8.79

The accompanying notes are an integral part of the financial statements.
90

MML Series Investment Fund (Continued)

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends - unaffiliated issuers (a)	$ 55,945	$ 57,516
Interest	—	—
Securities lending net income	—	—
Total investment income	55,945	57,516
Expenses (Note 3):
Investment advisory fees	131,054	156,783
Custody fees	8,404	8,393
Audit and tax fees	15,247	15,288
Legal fees	4,372	5,146
Proxy fees	1,248	1,248
Accounting & Administration fees	—	—
Shareholder reporting fees	10,397	4,342
Trustees’ fees	8,683	10,283
	179,405	201,483
Administration fees:
Service Class I	—	—
Distribution and Service fees:
Service Class	250,633	299,335
Service Class I	—	—
Total expenses	430,038	500,818
Expenses waived (Note 3):
Investment advisory fees waived	—	—
Net expenses:	430,038	500,818
Net investment income (loss)	(374,093)	(443,302)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(107,076)	(88,580)
Investment transactions - affiliated issuers (Note 7)	(3,813,561)	146,283
Foreign currency transactions	—	—
Realized gain distributions - unaffiliated issuers	—	—
Net realized gain (loss)	(3,920,637)	57,703
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	(163,187)	(185,278)
Investment transactions - affiliated issuers (Note 7)	12,103,712	12,053,401
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	11,940,525	11,868,123
Net realized gain (loss) and change in unrealized appreciation (depreciation)	8,019,888	11,925,826
Net increase (decrease) in net assets resulting from operations	$7,645,795	$11,482,524

(a) Net of foreign withholding tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
91

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund	MML Equity Income Fund

$ 184,679	$ 114,638	$ 11,540	$ 513,942	$ 2,899,225	$ 1,238,912	$ 4,747,413
—	—	—	—	—	62,077	15,436
—	—	—	—	—	560	13,508
184,679	114,638	11,540	513,942	2,899,225	1,301,549	4,776,357

556,179	466,434	63,384	189,137	638,288	1,749,547	1,281,166
8,449	8,491	8,428	1,651	2,614	15,003	17,704
16,050	15,762	15,102	15,174	15,578	18,217	23,239
18,381	14,317	1,936	3,491	10,449	6,588	6,625
1,248	1,248	1,248	1,248	1,249	1,248	1,248
—	—	—	—	—	1,230	1,231
27,782	21,978	6,782	7,997	17,647	1,389	6,829
36,658	29,109	3,939	7,336	20,920	13,775	10,891
664,747	557,339	100,819	226,034	706,745	1,806,997	1,348,933

—	—	—	315,229	797,860	—	—

1,133,838	738,821	85,444	—	—	207,449	87,458
—	—	—	315,229	797,860	—	—
1,798,585	1,296,160	186,263	856,492	2,302,465	2,014,446	1,436,391

—	—	—	—	—	—	(34,583)
1,798,585	1,296,160	186,263	856,492	2,302,465	2,014,446	1,401,808
(1,613,906)	(1,181,522)	(174,723)	(342,550)	596,760	(712,897)	3,374,549

(294,975)	(92,415)	(80,383)	7,783,710	5,851,490	52,956,683	22,497,879
(9,658,495)	(1,881,645)	(682,321)	—	—	—	—
—	—	—	—	—	—	(4,969)
—	—	—	5,997,773	9,165,154	—	—
(9,953,470)	(1,974,060)	(762,704)	13,781,483	15,016,644	52,956,683	22,492,910

(581,543)	(439,268)	26,060	24,120,697	28,808,726	54,753,517	221,802
62,512,237	57,696,693	9,920,933	—	—	—	—
—	—	—	—	—	—	215
61,930,694	57,257,425	9,946,993	24,120,697	28,808,726	54,753,517	222,017
51,977,224	55,283,365	9,184,289	37,902,180	43,825,370	107,710,200	22,714,927
$50,363,318	$54,101,843	$9,009,566	$37,559,630	$44,422,130	$106,997,303	$26,089,476

$—	$—	$—	$—	$—	$6,441	$138,019

The accompanying notes are an integral part of the financial statements.
92

MML Series Investment Fund (Continued)

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	MML Equity Index Fund	MML Focused Equity Fund
Investment income (Note 2):
Dividends (a)	$ 4,880,136	$ 2,389,796
Interest	28,425	53,273
Securities lending net income	2,340	—
Total investment income	4,910,901	2,443,069
Expenses (Note 3):
Investment advisory fees	321,035	966,852
Custody fees	21,480	11,920
Audit and tax fees	18,411	17,761
Legal fees	11,558	4,530
Proxy fees	1,248	1,248
Accounting & Administration fees	1,230	1,230
Shareholder reporting fees	6,666	4,785
Trustees’ fees	19,677	9,076
	401,305	1,017,402
Administration fees:
Class I	84,938	—
Class II	177,318	194,089
Service Class I	48,583	16,887
Distribution and Service fees:
Service Class	—	—
Service Class I	40,486	28,145
Total expenses	752,630	1,256,523
Expenses waived (Note 3):
Investment advisory fees waived	—	—
Net expenses:	752,630	1,256,523
Net investment income (loss)	4,158,271	1,186,546
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	14,655,550	9,310,161
Futures contracts	568,741	—
Foreign currency transactions	—	—
Net realized gain (loss)	15,224,291	9,310,161
Net change in unrealized appreciation (depreciation) on:
Investment transactions	78,073,999	1,868,940
Futures contracts	(173,646)	—
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	77,900,353	1,868,940
Net realized gain (loss) and change in unrealized appreciation (depreciation)	93,124,644	11,179,101
Net increase (decrease) in net assets resulting from operations	$97,282,915	$12,365,647

(a) Net of foreign withholding tax of:	$1,247	$—
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
93

MML Foreign Fund	MML Fundamental Equity Fund	MML Fundamental Value Fund	MML Global Fund	MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund

$ 3,830,658	$ 1,011,966	$ 1,431,148	$ 1,354,488	$ 1,783,509	$ 4,424,412	$ 562,047
2,173	6,202	15,187	4,691	15,510	18,087	46,672
16,372	700	1,130	4,499	6,059	14,041	1,498
3,849,203	1,018,868	1,447,465	1,363,678	1,805,078	4,456,540	610,217

747,287	428,907	498,183	381,611	485,706	953,389	666,290
34,227	14,845	17,684	30,791	20,489	77,826	12,352
29,791	17,657	17,650	23,969	18,040	34,082	17,655
2,728	2,326	2,508	2,028	3,265	3,631	2,943
1,248	1,248	1,248	1,248	1,248	1,252	1,248
1,230	1,230	1,230	1,230	1,230	1,230	1,231
2,774	413	7,016	5,170	6,440	3,794	6,557
5,500	4,643	5,147	4,078	5,195	7,406	6,188
824,785	471,269	550,666	450,125	541,613	1,082,610	714,464

—	—	—	67,997	—	—	—
—	89,214	106,648	11,546	—	171,334	—
—	18,012	17,897	15,859	—	7,426	—

11,359	—	—	—	35,488	—	40,035
—	30,021	29,829	26,431	—	12,377	—
836,144	608,516	705,040	571,958	577,101	1,273,747	754,499

(5,828)	—	(11,178)	—	—	(119,174)	—
830,316	608,516	693,862	571,958	577,101	1,154,573	754,499
3,018,887	410,352	753,603	791,720	1,227,977	3,301,967	(144,282)

5,046,660	5,852,441	10,935,860	5,025,822	11,923,227	4,466,711	23,279,695
—	—	—	—	—	—	—
(22,351)	(7,728)	268	(4,224)	675	(8,118)	—
5,024,309	5,844,713	10,936,128	5,021,598	11,923,902	4,458,593	23,279,695

(2,286,288)	15,903,030	4,861,821	(2,390,597)	(1,593,821)	(3,813,775) *	10,202,314
—	—	—	—	—	—	—
(52,360)	7,499	(4,591)	(27,221)	(1,741)	(52,747)	—
(2,338,648)	15,910,529	4,857,230	(2,417,818)	(1,595,562)	(3,866,522)	10,202,314
2,685,661	21,755,242	15,793,358	2,603,780	10,328,340	592,071	33,482,009
$5,704,548	$22,165,594	$16,546,961	$3,395,500	$11,556,317	$3,894,038	$33,337,727

$404,739	$919	$33,514	$115,788	$33,282	$555,974	$43,325
$—	$—	$—	$—	$—	$(202)	$—

The accompanying notes are an integral part of the financial statements.
94

MML Series Investment Fund (Continued)

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	MML Managed Volatility Fund	MML Mid Cap Growth Fund
Investment income (Note 2):
Dividends (a)	$ 714,314	$ 861,112
Interest	15,350	83,811
Securities lending net income	6	8,629
Total investment income	729,670	953,552
Expenses (Note 3):
Investment advisory fees	374,994	1,277,849
Custody fees	150,347	33,352
Audit and tax fees	17,603	18,140
Legal fees	31,974	5,024
Proxy fees	1,248	1,248
Accounting & Administration fees	4,183	1,230
Shareholder reporting fees	13,261	22,598
Trustees’ fees	3,167	10,317
	596,777	1,369,758
Administration fees:
Class II	—	—
Service Class I	—	—
Distribution and Service fees:
Service Class	21,583	106,321
Service Class I	—	—
Total expenses	618,360	1,476,079
Expenses waived (Note 3):
Class II fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	—
Investment advisory fees waived	—	—
Net expenses:	618,360	1,476,079
Net investment income (loss)	111,310	(522,527)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	6,921,307	26,405,853
Futures contracts	—	—
Written options	(4,016,338)	—
Swap agreements	—	—
Foreign currency transactions	—	(5)
Forward contracts	—	—
Net realized gain (loss)	2,904,969	26,405,848
Net change in unrealized appreciation (depreciation) on:
Investment transactions	4,870,418	(15,853,205)
Futures contracts	—	—
Written options	91,862	—
Swap agreements	—	—
Translation of assets and liabilities in foreign currencies	(942)	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	4,961,338	(15,853,205)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	7,866,307	10,552,643
Net increase (decrease) in net assets resulting from operations	$7,977,617	$10,030,116

(a) Net of foreign withholding tax of:	$178	$2,131

The accompanying notes are an integral part of the financial statements.
95

MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Sustainable Equity Fund	MML Total Return Bond Fund

$ 3,659,065	$ 789,385	$ 784,373	$ 1,176,912	$ 1,025,576	$ 13,535
28,122	12,808	1,756	7,226	1,637	7,376,376
11,783	9,863	22,314	419	—	63,952
3,698,970	812,056	808,443	1,184,557	1,027,213	7,453,863

1,086,390	753,654	276,810	486,183	361,539	634,622
23,941	17,232	20,015	15,727	12,694	77,680
18,110	17,993	17,937	17,626	17,625	19,156
5,156	2,190	1,128	2,011	2,104	4,956
1,248	1,248	1,248	1,248	1,248	1,248
1,230	1,229	1,230	1,230	1,230	4,183
926	2,918	7,524	2,953	5,202	11,444
8,372	4,473	2,269	4,083	4,353	9,989
1,145,373	800,937	328,161	531,061	405,995	763,278

—	—	34,472	—	—	209,909
—	—	17,430	—	—	28,074

55,369	30,419	—	29,431	63,985	—
—	—	29,050	—	—	46,790
1,200,742	831,356	409,113	560,492	469,980	1,048,051

—	—	(8,934)	—	—	—
—	—	(4,564)	—	—	—
—	(21,740)	(35,553)	—	—	—
1,200,742	809,616	360,062	560,492	469,980	1,048,051
2,498,228	2,440	448,381	624,065	557,233	6,405,812

5,283,585	3,866,400	851,919	4,840,262	6,294,371	(2,887,855)
—	—	—	—	—	(703,893)
—	—	—	—	—	—
—	—	—	—	—	23,783
1,119	—	(72)	—	24	(2,292)
445,747	—	13,106	—	12,955	(73,987)
5,730,451	3,866,400	864,953	4,840,262	6,307,350	(3,644,244)

(6,245,548)	(493,473)	(1,220,538)	(2,301,569)	12,156,847	(6,388,782)
—	—	—	—	—	(923,487)
—	—	—	—	—	—
—	—	—	—	—	173,534
(1,515)	—	—	—	(55)	(3,644)
255,258	—	7,569	—	5,506	216,289
(5,991,805)	(493,473)	(1,212,969)	(2,301,569)	12,162,298	(6,926,090)
(261,354)	3,372,927	(348,016)	2,538,693	18,469,648	(10,570,334)
$2,236,874	$3,375,367	$100,365	$3,162,758	$19,026,881	$(4,164,522)

$72,473	$1,074	$5,173	$3,039	$1,647	$—

The accompanying notes are an integral part of the financial statements.
96

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ (374,093)	$ 6,058,506
Net realized gain (loss)	(3,920,637)	(9,416,310)
Net change in unrealized appreciation (depreciation)	11,940,525	34,071,087
Net increase (decrease) in net assets resulting from operations	7,645,795	30,713,283
Distributions to shareholders (Note 2):
Initial Class	—	(6,860,306)
Service Class	—	(23,207,751)
Total distributions	—	(30,068,057)
Net fund share transactions (Note 5):
Initial Class	(7,066,667)	(2,050,969)
Service Class	(21,982,104)	(20,751,481)
Increase (decrease) in net assets from fund share transactions	(29,048,771)	(22,802,450)
Total increase (decrease) in net assets	(21,402,976)	(22,157,224)
Net assets
Beginning of period	277,989,172	300,146,396
End of period	$256,586,196	$277,989,172

The accompanying notes are an integral part of the financial statements.
97

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

$ (443,302)	$ 6,426,046	$ (1,613,906)	$ 19,824,746	$ (1,181,522)	$ 12,660,966
57,703	(7,260,835)	(9,953,470)	(23,802,282)	(1,974,060)	(3,323,703)
11,868,123	39,499,861	61,930,694	157,537,806	57,257,425	127,968,557
11,482,524	38,665,072	50,363,318	153,560,270	54,101,843	137,305,820

—	(8,787,372)	—	(27,899,030)	—	(53,232,273)
—	(28,608,437)	—	(127,908,053)	—	(91,395,416)
—	(37,395,809)	—	(155,807,083)	—	(144,627,689)

(5,304,213)	(4,342,802)	(14,799,669)	(858,880)	(19,027,903)	10,226,662
(25,645,562)	(15,945,107)	(114,204,054)	(86,699,278)	(43,542,705)	25,824,482
(30,949,775)	(20,287,909)	(129,003,723)	(87,558,158)	(62,570,608)	36,051,144
(19,467,251)	(19,018,646)	(78,640,405)	(89,804,971)	(8,468,765)	28,729,275

329,445,094	348,463,740	1,167,011,828	1,256,816,799	949,802,146	921,072,871
$309,977,843	$329,445,094	$1,088,371,423	$1,167,011,828	$941,333,381	$949,802,146

The accompanying notes are an integral part of the financial statements.
98

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ (174,723)	$ 1,172,865
Net realized gain (loss)	(762,704)	2,561,278
Net change in unrealized appreciation (depreciation)	9,946,993	17,093,348
Net increase (decrease) in net assets resulting from operations	9,009,566	20,827,491
Distributions to shareholders (Note 2):
Initial Class	—	(8,377,332)
Service Class	—	(9,983,611)
Service Class I	—	—
Total distributions	—	(18,360,943)
Net fund share transactions (Note 5):
Initial Class	(2,926,130)	2,810,401
Service Class	(7,075,830)	618,372
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(10,001,960)	3,428,773
Total increase (decrease) in net assets	(992,394)	5,895,321
Net assets
Beginning of period	129,143,484	123,248,163
End of period	$128,151,090	$129,143,484

The accompanying notes are an integral part of the financial statements.
99

MML American Funds Growth Fund		MML American Funds Core Allocation Fund		MML Blue Chip Growth Fund
Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

$ (342,550)	$ (179,357)	$ 596,760	$ 11,109,299	$ (712,897)	$ (1,088,143)
13,781,483	20,251,584	15,016,644	4,676,680	52,956,683	40,792,695
24,120,697	51,280,332	28,808,726	75,661,222	54,753,517	125,953,224
37,559,630	71,352,559	44,422,130	91,447,201	106,997,303	165,657,776

—	—	—	—	—	—
—	—	—	—	—	—
—	(37,269,186)	—	(101,964,498)	—	—
—	(37,269,186)	—	(101,964,498)	—	—

—	—	—	—	(50,910,807)	(57,061,684)
—	—	—	—	(8,935,460)	(15,790,609)
(17,758,845)	18,040,334	(90,493,169)	(22,388,345)	—	—
(17,758,845)	18,040,334	(90,493,169)	(22,388,345)	(59,846,267)	(72,852,293)
19,800,785	52,123,707	(46,071,039)	(32,905,642)	47,151,036	92,805,483

247,406,820	195,283,113	671,962,354	704,867,996	452,723,532	359,918,049
$267,207,605	$247,406,820	$625,891,315	$671,962,354	$499,874,568	$452,723,532

The accompanying notes are an integral part of the financial statements.
100

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Equity Income Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 3,374,549	$ 6,894,242
Net realized gain (loss)	22,492,910	22,649,524
Net change in unrealized appreciation (depreciation)	222,017	2,077,785
Net increase (decrease) in net assets resulting from operations	26,089,476	31,621,551
Distributions to shareholders (Note 2):
Initial Class	—	(28,640,413)
Class I	—	—
Class II	—	—
Class III	—	—
Service Class	—	(7,558,521)
Service Class I	—	—
Total distributions	—	(36,198,934)
Net fund share transactions (Note 5):
Initial Class	(27,927,094)	(23,967,328)
Class I	—	—
Class II	—	—
Class III	—	—
Service Class	(7,400,254)	(5,852,523)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(35,327,348)	(29,819,851)
Total increase (decrease) in net assets	(9,237,872)	(34,397,234)
Net assets
Beginning of period	349,391,831	383,789,065
End of period	$340,153,959	$349,391,831

The accompanying notes are an integral part of the financial statements.
101

MML Equity Index Fund		MML Focused Equity Fund		MML Foreign Fund
Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

$ 4,158,271	$ 8,488,658	$ 1,186,546	$ 2,680,935	$ 3,018,887	$ 3,940,470
15,224,291	22,003,086	9,310,161	12,535,766	5,024,309	2,449,055
77,900,353	108,077,926	1,868,940	12,002,255	(2,338,648)	20,740,223
97,282,915	138,569,670	12,365,647	27,218,956	5,704,548	27,129,748

—	—	—	—	—	(2,344,684)
—	(5,509,911)	—	—	—	—
—	(22,556,267)	—	(26,610,858)	—	—
—	(33,124,662)	—	—	—	—
—	—	—	—	—	(113,003)
—	(3,687,187)	—	(2,334,663)	—	—
—	(64,878,027)	—	(28,945,521)	—	(2,457,687)

—	—	—	—	(12,186,512)	(29,062,182)
(4,294,776)	1,028,382	—	—	—	—
(11,076,484)	11,528,811	(22,792,877)	(20,092,870)	—	—
(3,347,215)	23,292,445	—	—	—	—
—	—	—	—	(415,453)	(806,971)
(5,867,772)	(5,497,940)	(2,027,662)	672,555	—	—
(24,586,247)	30,351,698	(24,820,539)	(19,420,315)	(12,601,965)	(29,869,153)
72,696,668	104,043,341	(12,454,892)	(21,146,880)	(6,897,417)	(5,197,092)

653,303,364	549,260,023	289,698,106	310,844,986	179,610,533	184,807,625
$726,000,032	$653,303,364	$277,243,214	$289,698,106	$172,713,116	$179,610,533

The accompanying notes are an integral part of the financial statements.
102

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Fundamental Equity Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 410,352	$ 1,042,820
Net realized gain (loss)	5,844,713	12,940,444
Net change in unrealized appreciation (depreciation)	15,910,529	17,979,009
Net increase (decrease) in net assets resulting from operations	22,165,594	31,962,273
Distributions to shareholders (Note 2):
Initial Class	—	—
Class I	—	—
Class II	—	(1,136,473)
Service Class	—	—
Service Class I	—	(162,393)
Total distributions	—	(1,298,866)
Net fund share transactions (Note 5):
Initial Class	—	—
Class I	—	—
Class II	(15,677,875)	(54,669,205)
Service Class	—	—
Service Class I	(515,293)	(1,365,492)
Increase (decrease) in net assets from fund share transactions	(16,193,168)	(56,034,697)
Total increase (decrease) in net assets	5,972,426	(25,371,290)
Net assets
Beginning of period	141,841,340	167,212,630
End of period	$147,813,766	$141,841,340

The accompanying notes are an integral part of the financial statements.
103

MML Fundamental Value Fund		MML Global Fund		MML Income & Growth Fund
Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

$ 753,603	$ 1,677,533	$ 791,720	$ 1,270,932	$ 1,227,977	$ 3,140,577
10,936,128	13,706,964	5,021,598	6,625,385	11,923,902	19,329,818
4,857,230	5,385,778	(2,417,818)	10,438,585	(1,595,562)	(9,196,566)
16,546,961	20,770,275	3,395,500	18,334,902	11,556,317	13,273,829

—	—	—	—	—	(21,327,198)
—	—	—	(6,664,808)	—	—
—	(10,304,142)	—	(1,018,592)	—	—
—	—	—	—	—	(4,050,989)
—	(1,605,538)	—	(1,556,219)	—	—
—	(11,909,680)	—	(9,239,619)	—	(25,378,187)

—	—	—	—	(19,033,454)	(50,736,399)
—	—	(6,502,578)	(16,998,013)	—	—
(15,258,847)	(10,434,791)	(1,097,843)	(765,243)	—	—
—	—	—	—	(1,211,917)	1,580,462
(327,856)	(531,951)	(1,329,313)	727,964	—	—
(15,586,703)	(10,966,742)	(8,929,734)	(17,035,292)	(20,245,371)	(49,155,937)
960,258	(2,106,147)	(5,534,234)	(7,940,009)	(8,689,054)	(61,260,295)

165,307,358	167,413,505	130,521,908	138,461,917	156,070,895	217,331,190
$166,267,616	$165,307,358	$124,987,674	$130,521,908	$147,381,841	$156,070,895

The accompanying notes are an integral part of the financial statements.
104

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML International Equity Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 3,301,967	$ 3,634,195
Net realized gain (loss)	4,458,593	(1,293,895)
Net change in unrealized appreciation (depreciation)	(3,866,522)	37,511,615
Net increase (decrease) in net assets resulting from operations	3,894,038	39,851,915
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	—	(2,843,779)
Service Class	—	—
Service Class I	—	(103,488)
Total distributions	—	(2,947,267)
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	(18,489,079)	(807,491)
Service Class	—	—
Service Class I	(88,530)	528,865
Increase (decrease) in net assets from fund share transactions	(18,577,609)	(278,626)
Total increase (decrease) in net assets	(14,683,571)	36,626,022
Net assets
Beginning of period	249,538,784	212,912,762
End of period	$234,855,213	$249,538,784

The accompanying notes are an integral part of the financial statements.
105

MML Large Cap Growth Fund		MML Managed Volatility Fund		MML Mid Cap Growth Fund
Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

$ (144,282)	$ (424,593)	$ 111,310	$ 578,958	$ (522,527)	$ (704,378)
23,279,695	15,158,173	2,904,969	5,360,671	26,405,848	21,319,639
10,202,314	59,785,067	4,961,338	6,317,725	(15,853,205)	45,815,397
33,337,727	74,518,647	7,977,617	12,257,354	10,030,116	66,430,658

—	(11,259,533)	—	(15,573,644)	—	—
—	—	—	—	—	—
—	(1,707,712)	—	(3,375,437)	—	—
—	—	—	—	—	—
—	(12,967,245)	—	(18,949,081)	—	—

(38,152,794)	(6,229,629)	(2,795,084)	3,100,167	(18,047,075)	(27,381,373)
—	—	—	—	—	—
1,451,195	3,354,733	(1,265,994)	(720,841)	(8,026,137)	(10,292,065)
—	—	—	—	—	—
(36,701,599)	(2,874,896)	(4,061,078)	2,379,326	(26,073,212)	(37,673,438)
(3,363,872)	58,676,506	3,916,539	(4,312,401)	(16,043,096)	28,757,220

208,862,738	150,186,232	98,275,823	102,588,224	339,071,858	310,314,638
$205,498,866	$208,862,738	$102,192,362	$98,275,823	$323,028,762	$339,071,858

The accompanying notes are an integral part of the financial statements.
106

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Mid Cap Value Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 2,498,228	$ 5,046,812
Net realized gain (loss)	5,730,451	10,502,085
Net change in unrealized appreciation (depreciation)	(5,991,805)	4,127
Net increase (decrease) in net assets resulting from operations	2,236,874	15,553,024
Distributions to shareholders (Note 2):
Initial Class	—	(40,822,235)
Class II	—	—
Service Class	—	(8,702,127)
Service Class I	—	—
Total distributions	—	(49,524,362)
Net fund share transactions (Note 5):
Initial Class	(14,332,494)	3,786,160
Class II	—	—
Service Class	(3,269,441)	1,962,076
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(17,601,935)	5,748,236
Total increase (decrease) in net assets	(15,365,061)	(28,223,102)
Net assets
Beginning of period	269,386,136	297,609,238
End of period	$254,021,075	$269,386,136

The accompanying notes are an integral part of the financial statements.
107

MML Small Cap Growth Equity Fund		MML Small Company Value Fund		MML Small/Mid Cap Value Fund
Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

$ 2,440	$ 126,155	$ 448,381	$ 822,399	$ 624,065	$ 1,117,762
3,866,400	1,116,157	864,953	(4,523,065)	4,840,262	8,897,991
(493,473)	21,231,663	(1,212,969)	14,648,091	(2,301,569)	10,861,183
3,375,367	22,473,975	100,365	10,947,425	3,162,758	20,876,936

—	—	—	—	—	(14,647,673)
—	—	—	(613,071)	—	—
—	—	—	—	—	(3,225,249)
—	—	—	(270,571)	—	—
—	—	—	(883,642)	—	(17,872,922)

(7,516,482)	(9,321,236)	—	—	(9,269,972)	305,661
—	—	(6,019,097)	(7,740,833)	—	—
(1,033,783)	(1,248,379)	—	—	(2,109,653)	727,175
—	—	(2,790,699)	(2,666,400)	—	—
(8,550,265)	(10,569,615)	(8,809,796)	(10,407,233)	(11,379,625)	1,032,836
(5,174,898)	11,904,360	(8,709,431)	(343,450)	(8,216,867)	4,036,850

151,169,088	139,264,728	75,328,480	75,671,930	137,069,070	133,032,220
$145,994,190	$151,169,088	$66,619,049	$75,328,480	$128,852,203	$137,069,070

The accompanying notes are an integral part of the financial statements.
108

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Sustainable Equity Fund		MML Total Return Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 557,233	$ 1,348,533	$ 6,405,812	$ 12,108,789
Net realized gain (loss)	6,307,350	6,950,443	(3,644,244)	(19,559,978)
Net change in unrealized appreciation (depreciation)	12,162,298	21,249,070	(6,926,090)	24,346,921
Net increase (decrease) in net assets resulting from operations	19,026,881	29,548,046	(4,164,522)	16,895,732
Distributions to shareholders (Note 2):
Initial Class	—	(27,711,185)	—	—
Class II	—	—	—	(7,000,097)
Service Class	—	(14,819,528)	—	—
Service Class I	—	—	—	(805,890)
Total distributions	—	(42,530,713)	—	(7,805,987)
Net fund share transactions (Note 5):
Initial Class	(7,901,836)	16,363,149	—	—
Class II	—	—	(10,695,793)	29,439,523
Service Class	(4,755,739)	8,350,839	—	—
Service Class I	—	—	916,497	(730,910)
Increase (decrease) in net assets from fund share transactions	(12,657,575)	24,713,988	(9,779,296)	28,708,613
Total increase (decrease) in net assets	6,369,306	11,731,321	(13,943,818)	37,798,358
Net assets
Beginning of period	142,269,406	130,538,085	332,543,755	294,745,397
End of period	$148,638,712	$142,269,406	$318,599,937	$332,543,755

The accompanying notes are an integral part of the financial statements.
109

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$8.01	$(0.00)[d]	$0.24	$0.24	$—	$—	$—	$8.25	3.00%[b]	$60,327	0.14%[a]	(0.09%)[a]
12/31/23	8.05	0.19	0.68	0.87	(0.28)	(0.63)	(0.91)	8.01	11.65%	65,534	0.13%	2.30%
12/31/22	10.77	0.18	(1.72)	(1.54)	(0.38)	(0.80)	(1.18)	8.05	(14.74%)	67,320	0.13%	1.94%
12/31/21	10.34	0.22	0.66	0.88	(0.13)	(0.32)	(0.45)	10.77	8.60%	86,161	0.12%	2.05%
12/31/20	9.95	0.09	0.86	0.95	(0.27)	(0.29)	(0.56)	10.34	9.93%	96,649	0.12%	0.95%
12/31/19	9.23	0.25	1.13	1.38	(0.28)	(0.38)	(0.66)	9.95	15.20%	95,290	0.13%	2.55%
Service Class
6/30/24[r]	$7.90	$(0.01)	$0.24	$0.23	$—	$—	$—	$8.13	2.91%[b]	$196,259	0.39%[a]	(0.34%)[a]
12/31/23	7.95	0.16	0.68	0.84	(0.26)	(0.63)	(0.89)	7.90	11.32%	212,455	0.38%	2.06%
12/31/22	10.64	0.15	(1.69)	(1.54)	(0.35)	(0.80)	(1.15)	7.95	(14.91%)	232,827	0.38%	1.66%
12/31/21	10.22	0.19	0.65	0.84	(0.10)	(0.32)	(0.42)	10.64	8.33%	314,582	0.37%	1.75%
12/31/20	9.84	0.07	0.85	0.92	(0.25)	(0.29)	(0.54)	10.22	9.67%	338,181	0.37%	0.72%
12/31/19	9.13	0.22	1.12	1.34	(0.25)	(0.38)	(0.63)	9.84	14.93%	312,658	0.38%	2.31%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate[x]	3%	14%	21%	28%	43%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
110

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Balanced Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$8.22	$(0.00)[d]	$0.31	$0.31	$—	$—	$—	$8.53	3.77%[b]	$74,556	0.13%[a]	(0.09%)[a]
12/31/23	8.26	0.17	0.79	0.96	(0.28)	(0.72)	(1.00)	8.22	12.47%	77,063	0.13%	2.10%
12/31/22	10.88	0.16	(1.72)	(1.56)	(0.36)	(0.70)	(1.06)	8.26	(14.73%)	80,987	0.13%	1.76%
12/31/21	10.32	0.20	0.82	1.02	(0.14)	(0.32)	(0.46)	10.88	9.98%	106,757	0.12%	1.88%
12/31/20	9.89	0.09	0.94	1.03	(0.26)	(0.34)	(0.60)	10.32	10.93%	109,924	0.12%	0.97%
12/31/19	9.12	0.23	1.27	1.50	(0.26)	(0.47)	(0.73)	9.89	16.75%	125,465	0.12%	2.32%
Service Class
6/30/24[r]	$8.13	$(0.01)	$0.30	$0.29	$—	$—	$—	$8.42	3.57%[b]	$235,422	0.38%[a]	(0.34%)[a]
12/31/23	8.17	0.15	0.78	0.93	(0.25)	(0.72)	(0.97)	8.13	12.26%	252,382	0.38%	1.85%
12/31/22	10.77	0.14	(1.71)	(1.57)	(0.33)	(0.70)	(1.03)	8.17	(14.97%)	267,476	0.38%	1.52%
12/31/21	10.22	0.17	0.81	0.98	(0.11)	(0.32)	(0.43)	10.77	9.70%	363,021	0.37%	1.62%
12/31/20	9.80	0.07	0.92	0.99	(0.23)	(0.34)	(0.57)	10.22	10.65%	373,144	0.37%	0.72%
12/31/19	9.03	0.20	1.27	1.47	(0.23)	(0.47)	(0.70)	9.80	16.61%	408,868	0.37%	2.07%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate[x]	3%	12%	16%	25%	22%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
111

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$8.48	$(0.00)[d]	$0.39	$0.39	$—	$—	$—	$8.87	4.60%[b]	$205,837	0.12%[a]	(0.09%)[a]
12/31/23	8.59	0.16	0.94	1.10	(0.30)	(0.91)	(1.21)	8.48	13.90%	211,139	0.12%	1.88%
12/31/22	11.54	0.16	(1.84)	(1.68)	(0.34)	(0.93)	(1.27)	8.59	(14.97%)	212,502	0.12%	1.64%
12/31/21	10.84	0.18	1.11	1.29	(0.16)	(0.43)	(0.59)	11.54	11.99%	284,654	0.11%	1.60%
12/31/20	10.53	0.10	0.95	1.05	(0.26)	(0.48)	(0.74)	10.84	10.54%	303,037	0.11%	1.04%
12/31/19	9.71	0.21	1.54	1.75	(0.28)	(0.65)	(0.93)	10.53	18.58%	378,044	0.12%	2.05%
Service Class
6/30/24[r]	$8.35	$(0.01)	$0.39	$0.38	$—	$—	$—	$8.73	4.55%[b]	$882,535	0.37%[a]	(0.34%)[a]
12/31/23	8.47	0.14	0.93	1.07	(0.28)	(0.91)	(1.19)	8.35	13.62%	955,873	0.37%	1.60%
12/31/22	11.38	0.13	(1.80)	(1.67)	(0.31)	(0.93)	(1.24)	8.47	(15.12%)	1,044,314	0.37%	1.37%
12/31/21	10.70	0.15	1.09	1.24	(0.13)	(0.43)	(0.56)	11.38	11.67%	1,461,553	0.36%	1.36%
12/31/20	10.41	0.08	0.92	1.00	(0.23)	(0.48)	(0.71)	10.70	10.16%	1,575,805	0.36%	0.76%
12/31/19	9.60	0.18	1.53	1.71	(0.25)	(0.65)	(0.90)	10.41	18.36%	1,751,648	0.37%	1.78%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate[x]	2%	13%	15%	21%	19%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
112

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Growth Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$7.21	$(0.00)[d]	$0.43	$0.43	$—	$—	$—	$7.64	5.96%[b]	$346,496	0.12%[a]	(0.09%)[a]
12/31/23	7.38	0.11	0.97	1.08	(0.23)	(1.02)	(1.25)	7.21	15.98%	345,439	0.12%	1.52%
12/31/22	10.11	0.11	(1.61)	(1.50)	(0.24)	(0.99)	(1.23)	7.38	(15.30%)	337,615	0.12%	1.35%
12/31/21	9.38	0.14	1.19	1.33	(0.16)	(0.44)	(0.60)	10.11	14.33%	443,650	0.12%	1.36%
12/31/20	9.04	0.09	0.98	1.07	(0.18)	(0.55)	(0.73)	9.38	12.76%	456,817	0.11%	1.07%
12/31/19	8.35	0.15	1.55	1.70	(0.22)	(0.79)	(1.01)	9.04	21.21%	573,104	0.12%	1.64%
Service Class
6/30/24[r]	$7.13	$(0.01)	$0.42	$0.41	$—	$—	$—	$7.54	5.75%[b]	$594,837	0.37%[a]	(0.34%)[a]
12/31/23	7.30	0.09	0.97	1.06	(0.21)	(1.02)	(1.23)	7.13	15.83%	604,363	0.37%	1.27%
12/31/22	10.00	0.09	(1.59)	(1.50)	(0.21)	(0.99)	(1.20)	7.30	(15.45%)	583,458	0.37%	1.10%
12/31/21	9.29	0.11	1.17	1.28	(0.13)	(0.44)	(0.57)	10.00	13.93%	763,680	0.37%	1.10%
12/31/20	8.96	0.07	0.97	1.04	(0.16)	(0.55)	(0.71)	9.29	12.47%	788,627	0.36%	0.82%
12/31/19	8.28	0.12	1.54	1.66	(0.19)	(0.79)	(0.98)	8.96	20.93%	978,390	0.37%	1.40%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate[x]	4%	11%	15%	27%	18%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
113

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Aggressive Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$8.33	$(0.01)	$0.62	$0.61	$—	$—	$—	$8.94	7.32%[b]	$59,877	0.16%[a]	(0.14%)[a]
12/31/23	8.26	0.09	1.32	1.41	(0.26)	(1.08)	(1.34)	8.33	18.32%	58,623	0.15%	1.09%
12/31/22	11.70	0.10	(1.90)	(1.80)	(0.21)	(1.43)	(1.64)	8.26	(15.90%)	54,729	0.16%	1.02%
12/31/21	10.58	0.12	1.63	1.75	(0.15)	(0.48)	(0.63)	11.70	16.65%	73,193	0.14%	1.05%
12/31/20	10.16	0.10	1.15	1.25	(0.16)	(0.67)	(0.83)	10.58	13.35%	66,655	0.15%	1.08%
12/31/19	9.20	0.12	1.99	2.11	(0.21)	(0.94)	(1.15)	10.16	23.93%	67,730	0.15%	1.24%
Service Class
6/30/24[r]	$8.12	$(0.02)	$0.61	$0.59	$—	$—	$—	$8.71	7.27%[b]	$68,274	0.41%[a]	(0.39%)[a]
12/31/23	8.08	0.07	1.29	1.36	(0.24)	(1.08)	(1.32)	8.12	17.97%	70,520	0.40%	0.81%
12/31/22	11.48	0.07	(1.86)	(1.79)	(0.18)	(1.43)	(1.61)	8.08	(16.13%)	68,519	0.41%	0.79%
12/31/21	10.39	0.09	1.60	1.69	(0.12)	(0.48)	(0.60)	11.48	16.40%	95,028	0.39%	0.78%
12/31/20	9.99	0.07	1.13	1.20	(0.13)	(0.67)	(0.80)	10.39	13.08%	93,621	0.40%	0.80%
12/31/19	9.06	0.09	1.96	2.05	(0.18)	(0.94)	(1.12)	9.99	23.65%	95,667	0.40%	0.95%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate[x]	6%	15%	23%	37%	17%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited. underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
114

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML American Funds Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[u]	Ratio of expenses to average daily net assets after expense waivers[u,j]	Net investment income (loss) to average daily net assets
Service Class I
6/30/24[r]	$13.96	$(0.02)	$2.23	$2.21	$—	$—	$—	$16.17	15.83%[b]	$267,208	0.68%[a]	N/A	(0.27%)[a]
12/31/23	12.15	(0.01)	4.29	4.28	(0.21)	(2.26)	(2.47)	13.96	37.96%	247,407	0.68%	N/A	(0.08%)
12/31/22	22.52	(0.02)	(6.38)	(6.40)	(0.08)	(3.89)	(3.97)	12.15	(30.29%)	195,283	0.69%	N/A	(0.11%)
12/31/21	19.56	(0.05)	4.20	4.15	—	(1.19)	(1.19)	22.52	21.48%	292,504	0.68%	N/A	(0.21%)
12/31/20	14.33	(0.02)	7.11	7.09	(0.12)	(1.74)	(1.86)	19.56	51.49%	257,464	0.68%	N/A	(0.12%)
12/31/19	12.70	0.04	3.53	3.57	(0.05)	(1.89)	(1.94)	14.33	30.33%	197,036	0.69%	0.69%[l]	0.31%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate[x]	4%	11%	10%	13%	8%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
u	Expenses of the Master Fund (as defined in Note 1) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
115

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML American Funds Core Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Ratio of expenses to average daily net assets after expense waivers[q],j	Net investment income (loss) to average daily net assets
Service Class I
6/30/24[r]	$10.06	$0.01	$0.71	$0.72	$—	$—	$—	$10.78	7.16%[b]	$625,891	0.72%[a]	0.72%[a,l]	0.19%[a]
12/31/23	10.38	0.17	1.19	1.36	(0.43)	(1.25)	(1.68)	10.06	14.37%	671,962	0.72%	0.72%[l]	1.63%
12/31/22	13.22	0.19	(1.98)	(1.79)	(0.26)	(0.79)	(1.05)	10.38	(13.70%)	704,868	0.72%	0.61%	1.62%
12/31/21	12.16	0.13	1.42	1.55	(0.17)	(0.32)	(0.49)	13.22	12.85%	933,788	0.71%	0.65%	1.00%
12/31/20	11.72	0.12	1.15	1.27	(0.20)	(0.63)	(0.83)	12.16	11.39%	943,728	0.71%	N/A	1.08%
12/31/19	10.98	0.18	1.72	1.90	(0.29)	(0.87)	(1.16)	11.72	18.12%	1,001,411	0.71%	N/A	1.52%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate[x]	5%	8%	19%	11%	14%	16%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
116

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$16.00	$(0.02)	$4.02	$4.00	$—	$—	$—	$20.00	25.00%[b]	$316,462	0.77%[a]	(0.21%)[a]
12/31/23	10.70	(0.02)	5.32	5.30	—	—	—	16.00	49.53%	297,761	0.78%	(0.18%)
12/31/22	21.62	(0.04)	(8.02)	(8.06)	—	(2.86)	(2.86)	10.70	(39.50%)	243,726	0.78%	(0.28%)
12/31/21	20.51	(0.10)	3.48	3.38	—	(2.27)	(2.27)	21.62	16.34%	425,249	0.77%	(0.44%)
12/31/20	16.49	(0.06)	5.68	5.62	—	(1.60)	(1.60)	20.51	34.40%	351,504	0.78%	(0.35%)
12/31/19	14.60	(0.02)	4.16	4.14	—	(2.25)	(2.25)	16.49	29.84%	304,381	0.79%	(0.09%)
Service Class
6/30/24[r]	$14.70	$(0.04)	$3.70	$3.66	$—	$—	$—	$18.36	24.90%[b]	$183,413	1.02%[a]	(0.46%)[a]
12/31/23	9.86	(0.05)	4.89	4.84	—	—	—	14.70	49.09%	154,963	1.03%	(0.43%)
12/31/22	20.28	(0.07)	(7.49)	(7.56)	—	(2.86)	(2.86)	9.86	(39.65%)	116,192	1.03%	(0.53%)
12/31/21	19.40	(0.14)	3.29	3.15	—	(2.27)	(2.27)	20.28	16.08%	203,439	1.02%	(0.69%)
12/31/20	15.71	(0.10)	5.39	5.29	—	(1.60)	(1.60)	19.40	34.00%	181,728	1.03%	(0.60%)
12/31/19	14.03	(0.05)	3.98	3.93	—	(2.25)	(2.25)	15.71	29.56%	137,293	1.04%	(0.35%)

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	5%	10%	24%	41%	26%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
117

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waiver[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$9.89	$0.10	$0.67	$0.77	$—	$—	$—	$10.66	7.79%[b]	$271,041	0.79%[a]	0.77%[a]	2.03%[a]
12/31/23	10.10	0.20	0.68	0.88	(0.24)	(0.85)	(1.09)	9.89	9.54%	278,158	0.79%	0.76%	2.01%
12/31/22	12.38	0.22	(0.64)	(0.42)	(0.21)	(1.65)	(1.86)	10.10	(3.57%)	305,370	0.79%	0.76%	1.92%
12/31/21	10.28	0.18	2.43	2.61	(0.27)	(0.24)	(0.51)	12.38	25.58%	368,999	0.78%	0.75%	1.57%
12/31/20	11.18	0.22	(0.22)	0.00[d]	(0.23)	(0.67)	(0.90)	10.28	1.34%	365,382	0.79%	0.76%	2.32%
12/31/19	10.04	0.24	2.25	2.49	(0.27)	(1.08)	(1.35)	11.18	26.45%	396,909	0.78%	0.75%	2.22%
Service Class
6/30/24[r]	$9.70	$0.09	$0.65	$0.74	$—	$—	$—	$10.44	7.63%[b]	$69,113	1.04%[a]	1.02%[a]	1.78%[a]
12/31/23	9.92	0.17	0.67	0.84	(0.21)	(0.85)	(1.06)	9.70	9.28%	71,234	1.04%	1.01%	1.77%
12/31/22	12.19	0.19	(0.63)	(0.44)	(0.18)	(1.65)	(1.83)	9.92	(3.82%)	78,419	1.04%	1.01%	1.67%
12/31/21	10.14	0.15	2.39	2.54	(0.25)	(0.24)	(0.49)	12.19	25.18%	88,588	1.03%	1.00%	1.32%
12/31/20	11.03	0.19	(0.20)	(0.01)	(0.21)	(0.67)	(0.88)	10.14	1.17%	82,671	1.04%	1.01%	2.06%
12/31/19	9.92	0.21	2.22	2.43	(0.24)	(1.08)	(1.32)	11.03	26.12%	86,749	1.03%	1.00%	1.98%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	10%	15%	15%	21%	32%	18%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
118

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Index Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
6/30/24[r]	$30.08	$0.16	$4.36	$4.52	$—	$—	$—	$34.60	15.03%[b]	$59,127	0.42%[a]	1.03%[a]
12/31/23	26.73	0.35	6.22	6.57	(0.38)	(2.84)	(3.22)	30.08	25.75%	55,380	0.43%	1.23%
12/31/22	35.26	0.35	(6.73)	(6.38)	(0.31)	(1.84)	(2.15)	26.73	(18.50%)	47,938	0.43%	1.18%
12/31/21	29.07	0.31	7.77	8.08	(0.43)	(1.46)	(1.89)	35.26	28.19%	65,271	0.42%	0.96%
12/31/20	32.46	0.42	4.71	5.13	(0.55)	(7.97)	(8.52)	29.07	18.06%	61,002	0.43%	1.43%
12/31/19	28.09	0.48	7.71	8.19	(0.90)	(2.92)	(3.82)	32.46	30.86%	57,944	0.44%	1.51%
Class II
6/30/24[r]	$30.03	$0.19	$4.35	$4.54	$—	$—	$—	$34.57	15.12%[b]	$251,813	0.27%[a]	1.18%[a]
12/31/23	26.69	0.40	6.21	6.61	(0.43)	(2.84)	(3.27)	30.03	25.93%	229,066	0.28%	1.38%
12/31/22	35.22	0.39	(6.70)	(6.31)	(0.38)	(1.84)	(2.22)	26.69	(18.35%)	191,941	0.28%	1.32%
12/31/21	29.04	0.36	7.76	8.12	(0.48)	(1.46)	(1.94)	35.22	28.37%	299,922	0.27%	1.11%
12/31/20	32.45	0.46	4.71	5.17	(0.61)	(7.97)	(8.58)	29.04	18.21%	239,890	0.28%	1.58%
12/31/19	28.10	0.52	7.72	8.24	(0.97)	(2.92)	(3.89)	32.45	31.06%	209,951	0.29%	1.66%
Class III
6/30/24[r]	$29.94	$0.21	$4.34	$4.55	$—	$—	$—	$34.49	15.20%[b]	$383,081	0.12%[a]	1.33%[a]
12/31/23	26.63	0.44	6.19	6.63	(0.48)	(2.84)	(3.32)	29.94	26.10%	335,587	0.13%	1.53%
12/31/22	35.15	0.44	(6.70)	(6.26)	(0.42)	(1.84)	(2.26)	26.63	(18.23%)	274,717	0.13%	1.48%
12/31/21	28.98	0.41	7.74	8.15	(0.52)	(1.46)	(1.98)	35.15	28.54%	359,612	0.12%	1.26%
12/31/20	32.39	0.50	4.71	5.21	(0.65)	(7.97)	(8.62)	28.98	18.41%	307,589	0.13%	1.72%
12/31/19	28.05	0.57	7.70	8.27	(1.01)	(2.92)	(3.93)	32.39	31.27%	268,217	0.14%	1.82%
Service Class I
6/30/24[r]	$28.38	$0.12	$4.10	$4.22	$—	$—	$—	$32.60	14.87%[b]	$31,979	0.67%[a]	0.78%[a]
12/31/23	25.35	0.27	5.88	6.15	(0.28)	(2.84)	(3.12)	28.38	25.44%	33,270	0.68%	0.97%
12/31/22	33.55	0.26	(6.39)	(6.13)	(0.23)	(1.84)	(2.07)	25.35	(18.69%)	34,664	0.68%	0.92%
12/31/21	27.76	0.22	7.40	7.62	(0.37)	(1.46)	(1.83)	33.55	27.86%	52,483	0.67%	0.71%
12/31/20	31.35	0.33	4.52	4.85	(0.47)	(7.97)	(8.44)	27.76	17.74%	44,361	0.68%	1.18%
12/31/19	27.24	0.38	7.48	7.86	(0.83)	(2.92)	(3.75)	31.35	30.56%	45,967	0.69%	1.26%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	1%	2%	2%	3%	5%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
119

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gain	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/24[r]	$7.16	$0.03	$0.28	$0.31	$—	$—	$—	$7.47	4.33%[b]	$255,363	0.87%[a]	N/A	0.86%[a]
12/31/23	7.24	0.07	0.59	0.66	(0.07)	(0.67)	(0.74)	7.16	9.88%	266,763	0.87%	N/A	0.93%
12/31/22	8.30	0.06	(0.45)	(0.39)	(0.07)	(0.60)	(0.67)	7.24	(4.69%)	288,336	0.86%	N/A	0.85%
12/31/21	7.25	0.07	1.51	1.58	(0.08)	(0.45)	(0.53)	8.30	22.25%	338,277	0.87%	N/A	0.89%
12/31/20	6.77	0.07	0.76	0.83	(0.05)	(0.30)	(0.35)	7.25	12.76%	277,370	0.87%	N/A	1.10%
12/31/19	5.33	0.07	1.53	1.60	(0.02)	(0.14)	(0.16)	6.77	30.15%	297,347	0.89%	0.88%	1.11%
Service Class I
6/30/24[r]	$6.80	$0.02	$0.27	$0.29	$—	$—	$—	$7.09	4.26%[b]	$21,881	1.12%[a]	N/A	0.61%[a]
12/31/23	6.91	0.05	0.57	0.62	(0.06)	(0.67)	(0.73)	6.80	9.69%	22,935	1.12%	N/A	0.68%
12/31/22	7.96	0.04	(0.44)	(0.40)	(0.05)	(0.60)	(0.65)	6.91	(5.02%)	22,509	1.12%	N/A	0.60%
12/31/21	6.98	0.05	1.45	1.50	(0.07)	(0.45)	(0.52)	7.96	21.88%	22,988	1.12%	N/A	0.64%
12/31/20	6.53	0.05	0.74	0.79	(0.04)	(0.30)	(0.34)	6.98	12.54%	19,686	1.12%	N/A	0.85%
12/31/19	5.15	0.05	1.47	1.52	(0.00)[d]	(0.14)	(0.14)	6.53	29.73%	18,439	1.15%	1.13%	0.90%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	24%	15%	24%	34%	36%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
120

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Foreign Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$9.53	$0.17	$0.15	$0.32	$—	$—	$—	$9.85	3.36%[b]	$163,587	0.95%[a]	0.94%[a]	3.49%[a]
12/31/23	8.32	0.20	1.14	1.34	(0.13)	—	(0.13)	9.53	16.22%	170,360	0.95%	0.94%	2.22%
12/31/22	11.04	0.22	(1.88)	(1.66)	(0.37)	(0.69)	(1.06)	8.32	(14.58%)	175,988	0.95%	0.93%	2.40%
12/31/21	10.02	0.22	1.09	1.31	(0.29)	—	(0.29)	11.04	13.04%	237,547	0.94%	0.92%	1.99%
12/31/20	10.10	0.14	0.37	0.51	(0.27)	(0.32)	(0.59)	10.02	5.93%	266,506	0.92%	0.88%	1.61%
12/31/19	9.25	0.26	0.92	1.18	(0.18)	(0.15)	(0.33)	10.10	13.17%	307,367	0.94%	0.89%	2.69%
Service Class
6/30/24[r]	$9.47	$0.15	$0.15	$0.30	$—	$—	$—	$9.77	3.17%[b]	$9,126	1.20%[a]	1.19%[a]	3.25%[a]
12/31/23	8.27	0.18	1.13	1.31	(0.11)	—	(0.11)	9.47	15.97%	9,250	1.20%	1.19%	1.98%
12/31/22	10.98	0.19	(1.87)	(1.68)	(0.34)	(0.69)	(1.03)	8.27	(14.87%)	8,819	1.20%	1.19%	2.06%
12/31/21	9.95	0.19	1.10	1.29	(0.26)	—	(0.26)	10.98	12.95%	8,063	1.19%	1.17%	1.72%
12/31/20	10.04	0.12	0.36	0.48	(0.25)	(0.32)	(0.57)	9.95	5.57%	8,323	1.17%	1.13%	1.36%
12/31/19	9.20	0.24	0.90	1.14	(0.15)	(0.15)	(0.30)	10.04	12.78%	9,820	1.19%	1.14%	2.44%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	6%	14%	10%	16%	106%	43%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
121

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Fundamental Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/24[r]	$10.19	$0.03	$1.65	$1.68	$—	$—	$—	$11.87	16.49%[b]	$122,165	0.81%[a]	N/A	0.62%[a]
12/31/23	8.36	0.07	1.85	1.92	(0.09)	—	(0.09)	10.19	23.00%	119,336	0.81%	N/A	0.71%
12/31/22	12.55	0.07	(2.50)	(2.43)	(0.06)	(1.70)	(1.76)	8.36	(20.24%)	147,522	0.81%	N/A	0.75%
12/31/21	10.73	0.09	2.81	2.90	(0.06)	(1.02)	(1.08)	12.55	27.67%	220,586	0.81%	N/A	0.77%
12/31/20	10.02	0.07	1.85	1.92	(0.00)[d]	(1.21)	(1.21)	10.73	20.02%	161,496	0.82%	0.82%[k]	0.73%
12/31/19	9.37	0.01	2.92	2.93	(0.06)	(2.22)	(2.28)	10.02	33.74%	101,937	0.87%	0.87%[l]	0.09%
Service Class I
6/30/24[r]	$9.66	$0.02	$1.56	$1.58	$—	$—	$—	$11.24	16.36%[b]	$25,649	1.06%[a]	N/A	0.37%[a]
12/31/23	7.93	0.04	1.76	1.80	(0.07)	—	(0.07)	9.66	22.76%	22,506	1.06%	N/A	0.46%
12/31/22	12.01	0.05	(2.39)	(2.34)	(0.04)	(1.70)	(1.74)	7.93	(20.44%)	19,691	1.06%	N/A	0.50%
12/31/21	10.31	0.06	2.70	2.76	(0.04)	(1.02)	(1.06)	12.01	27.38%	25,154	1.06%	N/A	0.52%
12/31/20	9.70	0.05	1.77	1.82	—	(1.21)	(1.21)	10.31	19.59%	19,931	1.08%	1.07%	0.48%
12/31/19	9.15	(0.02)	2.84	2.82	(0.05)	(2.22)	(2.27)	9.70	33.33%	15,457	1.12%	1.12%[l]	(0.16%)

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	17%	61%	56%	56%	113%	129%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
122

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Fundamental Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/24[r]	$12.06	$0.06	$1.19	$1.25	$—	$—	$—	$13.31	10.36%[b]	$141,636	0.81%[a]	0.80%[a]	0.94%[a]
12/31/23	11.45	0.12	1.38	1.50	(0.16)	(0.73)	(0.89)	12.06	13.69%	142,681	0.80%	0.78%	1.07%
12/31/22	14.86	0.16	(0.88)	(0.72)	(0.14)	(2.55)	(2.69)	11.45	(4.86%)	145,398	0.82%	0.80%	1.21%
12/31/21	11.62	0.12	3.36	3.48	(0.24)	—	(0.24)	14.86	30.02%	173,486	0.83%	0.81%	0.87%
12/31/20	13.09	0.19	(0.08)aa	0.11	(0.15)	(1.43)	(1.58)	11.62	2.67%	178,953	0.80%	0.78%	1.71%
12/31/19	12.38	0.18	2.40	2.58	(0.27)	(1.60)	(1.87)	13.09	22.79%	193,994	0.81%	0.79%	1.35%
Service Class I
6/30/24[r]	$11.66	$0.04	$1.14	$1.18	$—	$—	$—	$12.84	10.12%[b]	$24,632	1.06%[a]	1.05%[a]	0.70%[a]
12/31/23	11.10	0.09	1.33	1.42	(0.13)	(0.73)	(0.86)	11.66	13.41%	22,626	1.05%	1.03%	0.82%
12/31/22	14.49	0.12	(0.84)	(0.72)	(0.12)	(2.55)	(2.67)	11.10	(5.03%)	22,015	1.07%	1.05%	0.96%
12/31/21	11.35	0.08	3.28	3.36	(0.22)	—	(0.22)	14.49	29.68%	22,062	1.08%	1.06%	0.61%
12/31/20	12.83	0.16	(0.09)aa	0.07	(0.12)	(1.43)	(1.55)	11.35	2.37%	15,956	1.05%	1.03%	1.47%
12/31/19	12.17	0.14	2.36	2.50	(0.24)	(1.60)	(1.84)	12.83	22.49%	16,173	1.06%	1.04%	1.10%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	25%	50%	31%	42%	86%	131%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
123

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Global Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
6/30/24[r]	$4.25	$0.03	$0.08	$0.11	$—	$—	$—	$4.36	2.59%[b]	$89,161	0.86%[a]	1.29%[a]
12/31/23	4.00	0.04	0.52	0.56	(0.04)	(0.27)	(0.31)	4.25	14.51%	93,239	0.83%	0.99%
12/31/22	14.85	0.06	(2.61)	(2.55)	(0.19)	(8.11)	(8.30)	4.00	(17.78%)	103,424	0.85%	0.80%
12/31/21	13.96	0.09	2.30	2.39	(0.14)	(1.36)	(1.50)	14.85	17.32%	151,785	0.80%	0.61%
12/31/20	12.86	0.11	1.61	1.72	(0.14)	(0.48)	(0.62)	13.96	14.02%	361,660	0.80%	0.88%
12/31/19	10.25	0.15	2.94	3.09	(0.08)	(0.40)	(0.48)	12.86	30.59%	411,174	0.79%	1.23%
Class II
6/30/24[r]	$4.61	$0.03	$0.09	$0.12	$—	$—	$—	$4.73	2.60%[b]	$14,944	0.86%[a]	1.29%[a]
12/31/23	4.32	0.04	0.56	0.60	(0.04)	(0.27)	(0.31)	4.61	14.37%	15,621	0.83%	0.99%
12/31/22	15.27	0.06	(2.68)	(2.62)	(0.22)	(8.11)	(8.33)	4.32	(17.71%)	15,307	0.85%	0.81%
12/31/21	14.31	0.09	2.37	2.46	(0.14)	(1.36)	(1.50)	15.27	17.42%	20,021	0.80%	0.57%
12/31/20	13.17	0.11	1.64	1.75	(0.13)	(0.48)	(0.61)	14.31	13.96%	18,461	0.80%	0.86%
12/31/19	10.48	0.16	3.00	3.16	(0.07)	(0.40)	(0.47)	13.17	30.58%	17,896	0.79%	1.31%
Service Class I
6/30/24[r]	$4.00	$0.02	$0.08	$0.10	$—	$—	$—	$4.10	2.50%[b]	$20,883	1.11%[a]	1.03%[a]
12/31/23	3.79	0.03	0.48	0.51	(0.03)	(0.27)	(0.30)	4.00	14.08%	21,662	1.08%	0.74%
12/31/22	14.62	0.04	(2.58)	(2.54)	(0.18)	(8.11)	(8.29)	3.79	(18.00%)	19,731	1.10%	0.54%
12/31/21	13.76	0.05	2.28	2.33	(0.11)	(1.36)	(1.47)	14.62	17.16%	19,585	1.05%	0.32%
12/31/20	12.69	0.07	1.59	1.66	(0.11)	(0.48)	(0.59)	13.76	13.70%	18,086	1.05%	0.60%
12/31/19	10.11	0.13	2.89	3.02	(0.04)	(0.40)	(0.44)	12.69	30.28%	17,108	1.04%	1.06%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	12%	10%	14%	9%	13%	16%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
124

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$10.06	$0.09	$0.70	$0.79	$—	$—	$—	$10.85	7.85%[b]	$118,215	0.72%[a]	1.69%[a]
12/31/23	10.82	0.19	0.67	0.86	(0.23)	(1.39)	(1.62)	10.06	9.19%	127,837	0.71%	1.80%
12/31/22	12.41	0.18	(0.25)	(0.07)	(0.18)	(1.34)	(1.52)	10.82	(0.31%)	188,904	0.70%	1.59%
12/31/21	10.00	0.15	2.47	2.62	(0.21)	—	(0.21)	12.41	26.27%	221,734	0.69%	1.29%
12/31/20	9.94	0.15	0.12aa	0.27	(0.18)	(0.03)	(0.21)	10.00	3.03%	241,441	0.70%	1.75%
12/31/19	8.49	0.19	1.82	2.01	(0.19)	(0.37)	(0.56)	9.94	24.43%	274,290	0.69%	2.00%
Service Class
6/30/24[r]	$9.84	$0.07	$0.69	$0.76	$—	$—	$—	$10.60	7.72%[b]	$29,167	0.97%[a]	1.46%[a]
12/31/23	10.61	0.16	0.66	0.82	(0.20)	(1.39)	(1.59)	9.84	8.98%	28,234	0.96%	1.59%
12/31/22	12.20	0.15	(0.25)	(0.10)	(0.15)	(1.34)	(1.49)	10.61	(0.59%)	28,427	0.95%	1.35%
12/31/21	9.84	0.12	2.43	2.55	(0.19)	—	(0.19)	12.20	25.94%	31,557	0.94%	1.07%
12/31/20	9.78	0.13	0.11aa	0.24	(0.15)	(0.03)	(0.18)	9.84	2.79%	26,998	0.95%	1.50%
12/31/19	8.36	0.16	1.80	1.96	(0.17)	(0.37)	(0.54)	9.78	24.14%	29,436	0.94%	1.75%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	16%	26%	21%	28%	49%	43%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
125

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/24[r]	$10.27	$0.14	$0.03	$0.17	$—	$—	$—	$10.44	1.66%[b]	$224,826	1.06%[a]	0.96%[a]	2.78%[a]
12/31/23	8.78	0.15	1.47	1.62	(0.13)	—	(0.13)	10.27	18.51%	239,571	1.05%	0.95%	1.56%
12/31/22	11.08	0.13	(1.83)	(1.70)	(0.11)	(0.49)	(0.60)	8.78	(15.10%)	204,861	1.08%	0.98%	1.39%
12/31/21	9.98	0.14	1.03	1.17	(0.07)	—	(0.07)	11.08	11.77%	249,038	1.05%	0.97%	1.32%
12/31/20	10.10	0.03	0.38	0.41	(0.28)	(0.25)	(0.53)	9.98	5.37%	159,694	1.07%	1.00%	0.39%
12/31/19	8.91	0.29	1.74	2.03	(0.19)	(0.65)	(0.84)	10.10	24.63%	178,397	1.05%	1.00%	3.02%
Service Class I
6/30/24[r]	$10.15	$0.13	$0.02	$0.15	$—	$—	$—	$10.30	1.48%[b]	$10,029	1.31%[a]	1.21%[a]	2.57%[a]
12/31/23	8.68	0.12	1.46	1.58	(0.11)	—	(0.11)	10.15	18.27%	9,967	1.30%	1.20%	1.28%
12/31/22	10.96	0.10	(1.81)	(1.71)	(0.08)	(0.49)	(0.57)	8.68	(15.35%)	8,051	1.33%	1.23%	1.12%
12/31/21	9.88	0.12	1.02	1.14	(0.06)	—	(0.06)	10.96	11.49%	8,452	1.29%	1.22%	1.09%
12/31/20	10.01	0.01	0.37	0.38	(0.26)	(0.25)	(0.51)	9.88	5.07%	7,021	1.32%	1.25%	0.10%
12/31/19	8.84	0.26	1.73	1.99	(0.17)	(0.65)	(0.82)	10.01	24.35%	6,821	1.30%	1.25%	2.70%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	8%	23%	19%	75%	49%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
126

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Large Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$13.90	$(0.01)	$2.37	$2.36	$—	$—	$—	$16.26	16.98%[b]	$170,227	0.70%[a]	(0.10%)[a]
12/31/23	9.81	(0.02)	4.99	4.97	—	(0.88)	(0.88)	13.90	51.71%	180,077	0.69%	(0.20%)
12/31/22	15.04	(0.01)	(4.04)	(4.05)	—	(1.18)	(1.18)	9.81	(27.55%)	132,218	0.72%	(0.12%)
12/31/21	13.98	(0.01)	2.59	2.58	(0.01)	(1.51)	(1.52)	15.04	18.41%	196,928	0.70%	(0.10%)
12/31/20	11.09	0.01	3.49	3.50	(0.04)	(0.57)	(0.61)	13.98	31.78%	120,464	0.72%	0.10%
12/31/19	9.68	0.05	2.89	2.94	(0.07)	(1.46)	(1.53)	11.09	31.99%	95,272	0.74%	0.45%
Service Class
6/30/24[r]	$13.05	$(0.02)	$2.21	$2.19	$—	$—	$—	$15.24	16.78%[b]	$35,272	0.95%[a]	(0.35%)[a]
12/31/23	9.27	(0.05)	4.71	4.66	—	(0.88)	(0.88)	13.05	51.37%	28,785	0.94%	(0.45%)
12/31/22	14.33	(0.04)	(3.84)	(3.88)	—	(1.18)	(1.18)	9.27	(27.73%)	17,968	0.98%	(0.37%)
12/31/21	13.41	(0.05)	2.48	2.43	—	(1.51)	(1.51)	14.33	18.08%	25,902	0.95%	(0.33%)
12/31/20	10.66	(0.02)bb	3.36	3.34	(0.02)	(0.57)	(0.59)	13.41	31.53%	22,226	0.97%	(0.15%)
12/31/19	9.36	0.02	2.79	2.81	(0.05)	(1.46)	(1.51)	10.66	31.66%	16,394	0.99%	0.19%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	5%	8%	25%	21%	32%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
127

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Managed Volatility Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$12.23	$0.02	$0.98	$1.00	$—	$—	$—	$13.23	8.20%[b]	$84,736	1.19%[a]	0.27%[a]
12/31/23	13.33	0.08	1.52	1.60	(0.08)	(2.62)	(2.70)	12.23	12.87%	80,913	1.06%	0.61%
12/31/22	15.23	0.07	(1.90)	(1.83)	(0.07)	—	(0.07)	13.33	(12.05%)	83,308	1.08%	0.50%
12/31/21	13.78	0.06	1.53	1.59	(0.14)	—	(0.14)	15.23	11.54%	114,646	0.99%	0.39%
12/31/20	13.10	0.10	0.76	0.86	(0.18)	—	(0.18)	13.78	6.68%	116,694	1.06%	0.78%
12/31/19	11.90	0.13	1.28	1.41	(0.21)	—	(0.21)	13.10	11.90%	124,549	0.97%	1.05%
Service Class
6/30/24[r]	$12.12	$0.00[d]	$0.98	$0.98	$—	$—	$—	$13.10	8.06%[b]	$17,456	1.44%[a]	0.02%[a]
12/31/23	13.22	0.05	1.51	1.56	(0.04)	(2.62)	(2.66)	12.12	12.59%	17,363	1.31%	0.36%
12/31/22	15.10	0.03	(1.88)	(1.85)	(0.03)	—	(0.03)	13.22	(12.27%)	19,280	1.34%	0.25%
12/31/21	13.67	0.02	1.52	1.54	(0.11)	—	(0.11)	15.10	11.26%	25,982	1.24%	0.14%
12/31/20	12.99	0.07	0.76	0.83	(0.15)	—	(0.15)	13.67	6.42%	26,901	1.31%	0.53%
12/31/19	11.80	0.10	1.26	1.36	(0.17)	—	(0.17)	12.99	11.62%	30,588	1.22%	0.81%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	4%	2%	8%	5%	20%	2%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
128

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$10.78	$(0.01)	$0.34	$0.33	$—	$—	$—	$11.11	3.06%[b]	$240,709	0.83%[a]	(0.25%)[a]
12/31/23	8.79	(0.01)	2.00	1.99	—	—	—	10.78	22.64%	251,300	0.82%	(0.15%)
12/31/22	16.52	(0.03)	(3.89)	(3.92)	—	(3.81)	(3.81)	8.79	(25.11%)	229,303	0.82%	(0.23%)
12/31/21	18.10	(0.07)	2.48	2.41	—	(3.99)	(3.99)	16.52	13.21%	343,781	0.80%	(0.38%)
12/31/20	15.88	(0.03)	3.83	3.80	(0.01)	(1.57)	(1.58)	18.10	25.57%	434,830	0.81%	(0.19%)
12/31/19	13.94	0.02	4.17	4.19	(0.00)[d]	(2.25)	(2.25)	15.88	31.30%	407,351	0.81%	0.12%
Service Class
6/30/24[r]	$9.64	$(0.02)	$0.30	$0.28	$—	$—	$—	$9.92	2.90%[b]	$82,320	1.08%[a]	(0.50%)[a]
12/31/23	7.88	(0.03)	1.79	1.76	—	—	—	9.64	22.34%	87,772	1.07%	(0.40%)
12/31/22	15.34	(0.05)	(3.60)	(3.65)	—	(3.81)	(3.81)	7.88	(25.31%)	81,012	1.07%	(0.47%)
12/31/21	17.09	(0.11)	2.35	2.24	—	(3.99)	(3.99)	15.34	12.99%	118,139	1.05%	(0.63%)
12/31/20	15.10	(0.06)	3.62	3.56	—	(1.57)	(1.57)	17.09	25.25%	117,808	1.06%	(0.44%)
12/31/19	13.37	(0.02)	4.00	3.98	—	(2.25)	(2.25)	15.10	31.01%	108,793	1.06%	(0.13%)

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	22%	39%	32%	33%	66%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
129

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$7.90	$0.08	$(0.01)	$0.07	$—	$—	$—	$7.97	0.89%[b]	$210,878	0.89%[a]	1.97%[a]
12/31/23	9.17	0.16	0.27	0.43	(0.24)	(1.46)	(1.70)	7.90	5.97%	223,312	0.89%	1.88%
12/31/22	12.58	0.19	(0.38)	(0.19)	(0.26)	(2.96)	(3.22)	9.17	(1.33%)	247,316	0.90%	1.76%
12/31/21	10.59	0.17	2.28	2.45	(0.18)	(0.28)	(0.46)	12.58	23.31%	295,384	0.88%	1.39%
12/31/20	10.60	0.15	0.01	0.16	(0.17)	—	(0.17)	10.59	1.71%	348,614	0.89%	1.62%
12/31/19	9.35	0.17	2.37	2.54	(0.18)	(1.11)	(1.29)	10.60	29.13%	389,141	0.88%	1.65%
Service Class
6/30/24[r]	$7.63	$0.07	$(0.01)	$0.06	$—	$—	$—	$7.69	0.79%[b]	$43,143	1.14%[a]	1.72%[a]
12/31/23	8.91	0.14	0.26	0.40	(0.22)	(1.46)	(1.68)	7.63	5.70%	46,075	1.14%	1.63%
12/31/22	12.31	0.16	(0.37)	(0.21)	(0.23)	(2.96)	(3.19)	8.91	(1.56%)	50,294	1.15%	1.52%
12/31/21	10.38	0.14	2.22	2.36	(0.15)	(0.28)	(0.43)	12.31	22.95%	55,704	1.13%	1.16%
12/31/20	10.39	0.13	0.00[d]	0.13	(0.14)	—	(0.14)	10.38	1.48%	51,269	1.14%	1.37%
12/31/19	9.18	0.14	2.33	2.47	(0.15)	(1.11)	(1.26)	10.39	28.90%	53,223	1.13%	1.40%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	27%	44%	70%	46%	74%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
130

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$9.84	$0.00[d]	$0.24	$0.24	$—	$—	$10.08	2.42%[b]	$121,460	1.11%[a]	1.08%[a]	0.04%[a]
12/31/23	8.42	0.01	1.41	1.42	—	—	9.84	16.84%	126,158	1.11%	1.08%	0.13%
12/31/22	15.26	(0.01)	(3.26)	(3.27)	(3.57)	(3.57)	8.42	(23.15%)	116,615	1.13%	1.10%	(0.07%)
12/31/21	16.86	(0.09)	1.31	1.22	(2.82)	(2.82)	15.26	7.31%	165,781	1.10%	1.07%	(0.50%)
12/31/20	14.13	(0.04)	4.55	4.51	(1.78)	(1.78)	16.86	35.62%	180,047	1.11%	1.08%	(0.27%)
12/31/19	12.82	(0.01)	4.11	4.10	(2.79)	(2.79)	14.13	34.32%	170,426	1.11%	1.09%	(0.06%)
Service Class
6/30/24[r]	$8.42	$(0.01)bb	$0.21	$0.20	$—	$—	$8.62	2.29%[b]	$24,534	1.36%[a]	1.33%[a]	(0.20%)[a]
12/31/23	7.23	(0.01)bb	1.20	1.19	—	—	8.42	16.55%	25,011	1.36%	1.33%	(0.12%)
12/31/22	13.73	(0.03)	(2.90)	(2.93)	(3.57)	(3.57)	7.23	(23.35%)	22,650	1.38%	1.35%	(0.32%)
12/31/21	15.48	(0.11)	1.18	1.07	(2.82)	(2.82)	13.73	7.04%	32,665	1.35%	1.32%	(0.75%)
12/31/20	13.14	(0.06)	4.18	4.12	(1.78)	(1.78)	15.48	35.29%	31,165	1.36%	1.33%	(0.52%)
12/31/19	12.11	(0.04)	3.86	3.82	(2.79)	(2.79)	13.14	33.99%	26,026	1.36%	1.34%	(0.30%)

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	19%	39%	68%	73%	79%	63%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
131

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/24[r]	$8.52	$0.06	$(0.05)	$0.01	$—	$—	$—	$8.53	0.12%[b]	$44,082	1.10%[a]	0.96%[a]	1.38%[a]
12/31/23	7.43	0.09	1.10	1.19	(0.08)	(0.02)	(0.10)	8.52	16.14%	49,994	1.07%	0.92%	1.20%
12/31/22	17.91	0.10	(2.20)	(2.10)	(0.03)	(8.35)	(8.38)	7.43	(14.78%)	51,032	1.08%	0.93%	0.87%
12/31/21	15.25	0.03	3.77	3.80	(0.06)	(1.08)	(1.14)	17.91	25.47%	67,627	1.05%	0.98%	0.16%
12/31/20	14.75	0.04	1.15	1.19	(0.03)	(0.66)	(0.69)	15.25	9.16%	65,955	1.06%	1.01%	0.33%
12/31/19	13.86	0.04	3.20	3.24	(0.04)	(2.31)	(2.35)	14.75	25.54%	74,855	1.06%	1.01%	0.25%
Service Class I
6/30/24[r]	$7.77	$0.04	$(0.04)	$0.00	$—	$—	$—	$7.77	0.00%[b]	$22,537	1.35%[a]	1.21%[a]	1.13%[a]
12/31/23	6.78	0.07	1.00	1.07	(0.06)	(0.02)	(0.08)	7.77	15.92%	25,335	1.32%	1.17%	0.95%
12/31/22	17.15	0.07	(2.09)	(2.02)	—	(8.35)	(8.35)	6.78	(15.06%)	24,640	1.33%	1.18%	0.63%
12/31/21	14.66	(0.01)bb	3.61	3.60	(0.03)	(1.08)	(1.11)	17.15	25.12%	30,943	1.30%	1.23%	(0.08%)
12/31/20	14.21	0.01	1.11	1.12	(0.01)	(0.66)	(0.67)	14.66	8.92%	26,467	1.31%	1.26%	0.07%
12/31/19	13.43	0.00[d]	3.10	3.10	(0.01)	(2.31)	(2.32)	14.21	25.26%	25,636	1.31%	1.26%	0.01%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	17%	44%	42%	127%	29%	24%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
132

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$8.97	$0.05	$0.18	$0.23	$—	$—	$—	$9.20	2.56%[b]	$105,797	0.82%[a]	1.01%[a]
12/31/23	8.88	0.08	1.30	1.38	(0.10)	(1.19)	(1.29)	8.97	17.12%	112,463	0.82%	0.90%
12/31/22	14.72	0.12	(2.23)	(2.11)	(0.16)	(3.57)	(3.73)	8.88	(15.69%)	109,598	0.83%	1.06%
12/31/21	10.94	0.13	3.79	3.92	(0.14)	—	(0.14)	14.72	35.94%	149,280	0.81%	0.99%
12/31/20	11.06	0.09	0.30	0.39	(0.10)	(0.41)	(0.51)	10.94	4.65%	164,145	0.81%	0.98%
12/31/19	10.61	0.12	1.83	1.95	(0.07)	(1.43)	(1.50)	11.06	20.39%	179,503	0.81%	1.04%
Service Class
6/30/24[r]	$8.78	$0.03	$0.18	$0.21	$—	$—	$—	$8.99	2.39%[b]	$23,055	1.07%[a]	0.76%[a]
12/31/23	8.71	0.06	1.28	1.34	(0.08)	(1.19)	(1.27)	8.78	16.89%	24,607	1.07%	0.65%
12/31/22	14.51	0.09	(2.19)	(2.10)	(0.13)	(3.57)	(3.70)	8.71	(15.89%)	23,434	1.08%	0.81%
12/31/21	10.79	0.10	3.74	3.84	(0.12)	—	(0.12)	14.51	35.64%	29,951	1.06%	0.77%
12/31/20	10.92	0.07	0.28	0.35	(0.07)	(0.41)	(0.48)	10.79	4.32%	22,302	1.06%	0.73%
12/31/19	10.50	0.09	1.80	1.89	(0.04)	(1.43)	(1.47)	10.92	19.98%	23,295	1.06%	0.80%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	27%	49%	42%	50%	60%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
133

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Sustainable Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$14.72	$0.07	$1.97	$2.04	$—	$—	$—	$16.76	13.86%[b]	$96,206	0.56%[a]	0.86%[a]
12/31/23	17.25	0.18	3.46	3.64	(0.19)	(5.98)	(6.17)	14.72	24.51%	91,796	0.56%	1.09%
12/31/22	24.54	0.18	(4.18)	(4.00)	(0.20)	(3.09)	(3.29)	17.25	(17.01%)	83,958	0.57%	0.90%
12/31/21	20.53	0.17	5.35	5.52	(0.20)	(1.31)	(1.51)	24.54	27.14%	112,894	0.56%	0.74%
12/31/20	19.43	0.19	2.50	2.69	(0.18)	(1.41)	(1.59)	20.53	14.51%	105,573	0.57%	1.03%
12/31/19	16.35	0.19	4.86	5.05	(0.19)	(1.78)	(1.97)	19.43	32.10%	106,949	0.57%	1.02%
Service Class
6/30/24[r]	$14.46	$0.05	$1.94	$1.99	$—	$—	$—	$16.45	13.76%[b]	$52,433	0.81%[a]	0.61%[a]
12/31/23	17.03	0.14	3.40	3.54	(0.13)	(5.98)	(6.11)	14.46	24.20%	50,474	0.81%	0.84%
12/31/22	24.26	0.13	(4.12)	(3.99)	(0.15)	(3.09)	(3.24)	17.03	(17.20%)	46,580	0.82%	0.66%
12/31/21	20.33	0.10	5.29	5.39	(0.15)	(1.31)	(1.46)	24.26	26.78%	60,966	0.81%	0.44%
12/31/20	19.26	0.14	2.47	2.61	(0.13)	(1.41)	(1.54)	20.33	14.24%	49,786	0.82%	0.78%
12/31/19	16.22	0.14	4.83	4.97	(0.15)	(1.78)	(1.93)	19.26	31.82%	46,002	0.82%	0.77%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	14%	29%	81%	12%	17%	16%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
134

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Total Return Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets (including interest expense)
Class II
6/30/24[r]	$9.03	$0.18	$(0.29)	$(0.11)	$—	$—	$—	$8.92	(1.22%)[b]	$279,791	0.63%[a]	N/A	4.07%[a]
12/31/23	8.78	0.34	0.13	0.47	(0.22)	—	(0.22)	9.03	5.45%	294,153	0.63%	N/A	3.82%
12/31/22	10.47	0.22	(1.75)	(1.53)	(0.16)	—	(0.16)	8.78	(14.70%)	256,760	0.64%	N/A	2.37%
12/31/21	11.28	0.12	(0.25)	(0.13)	(0.20)	(0.48)	(0.68)	10.47	(1.19%)	354,653	0.61%	N/A	1.12%
12/31/20	10.74	0.20	0.74	0.94	(0.35)	(0.05)	(0.40)	11.28	8.79%	288,005	0.62%	0.61%	1.77%
12/31/19	10.16	0.26	0.65	0.91	(0.33)	—	(0.33)	10.74	8.91%	342,002	0.61%	0.60%	2.48%
Service Class I
6/30/24[r]	$8.91	$0.16	$(0.28)	$(0.12)	$—	$—	$—	$8.79	(1.35%)[b]	$38,808	0.88%[a]	N/A	3.82%[a]
12/31/23	8.66	0.31	0.13	0.44	(0.19)	—	(0.19)	8.91	5.20%	38,390	0.88%	N/A	3.56%
12/31/22	10.32	0.20	(1.73)	(1.53)	(0.13)	—	(0.13)	8.66	(14.90%)	37,985	0.89%	N/A	2.13%
12/31/21	11.14	0.09	(0.25)	(0.16)	(0.18)	(0.48)	(0.66)	10.32	(1.51%)	50,391	0.86%	N/A	0.87%
12/31/20	10.62	0.16	0.75	0.91	(0.34)	(0.05)	(0.39)	11.14	8.60%	51,252	0.87%	0.86%	1.47%
12/31/19	10.06	0.23	0.64	0.87	(0.31)	—	(0.31)	10.62	8.65%	34,011	0.86%	0.85%	2.21%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	256%	492%	417%	441%	328%	219%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
135

Notes to Financial Statements (Unaudited)

1.	The Funds
MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MML Conservative Allocation Fund (“Conservative Allocation Fund”)
MML Balanced Allocation Fund (“Balanced Allocation Fund”)
MML Moderate Allocation Fund (“Moderate Allocation Fund”)
MML Growth Allocation Fund (“Growth Allocation Fund”)
MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)
MML American Funds Growth Fund (“MML American Funds Growth Fund”)
MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)
MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)
MML Equity Income Fund (“Equity Income Fund”)
MML Equity Index Fund (“Equity Index Fund”)
MML Focused Equity Fund (“Focused Equity Fund”)
MML Foreign Fund (“Foreign Fund”)
MML Fundamental Equity Fund (“Fundamental Equity Fund”)
MML Fundamental Value Fund (“Fundamental Value Fund”)
MML Global Fund (“Global Fund”)
MML Income & Growth Fund (“Income & Growth Fund”)
MML International Equity Fund (“International Equity Fund”)
MML Large Cap Growth Fund (“Large Cap Growth Fund”)
MML Managed Volatility Fund (“Managed Volatility Fund”)
MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)
MML Mid Cap Value Fund (“Mid Cap Value Fund”)
MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)
MML Small Company Value Fund (“Small Company Value Fund”)
MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)
MML Sustainable Equity Fund (“Sustainable Equity Fund”)
MML Total Return Bond Fund (“Total Return Bond Fund”)
The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.
The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MML Underlying Funds”). The financial statements included herein are those of the Funds. The financial statements of the applicable MML Underlying Funds that are not Funds of the Trust are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539.

136

Notes to Financial Statements (Unaudited) (Continued)
MML American Funds Growth Fund (the “Feeder Fund”) invests all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (the “Master Fund”). The Master Fund is an open-end investment company and organized as a Massachusetts business trust. The Feeder Fund has an investment objective that is consistent with the Master Fund. The Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Summary Investment Portfolio, are provided separately and should be read in conjunction with the Feeder Fund’s financial statements. As of June 30, 2024, the MML American Funds Growth Fund owned 0.61% of the Master Fund. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”). The SEC file number for the American Funds Insurance Series is 811-03857. Additional information related to the Master Fund’s and American Underlying Funds’ financial reports can be located on the SEC’s EDGAR database on its website at http://www.sec.gov.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or the Master Fund holds foreign securities that trade on days that foreign securities markets are open.
The net asset value of each of the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of the Master Fund or Underlying Funds, as applicable. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.
The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and the Master Fund, as applicable, explain the valuation methods for the Underlying Funds and the Master Fund, including the circumstances under which the Underlying Funds or the Master Fund, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the

137

Notes to Financial Statements (Unaudited) (Continued)
principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds and certain Underlying Funds or the Master Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are

138

Notes to Financial Statements (Unaudited) (Continued)
used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of June 30, 2024. The Focused Equity Fund, Fundamental Value Fund, Large Cap Growth Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2024. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

139

Notes to Financial Statements (Unaudited) (Continued)
The following is the aggregate value by input level, as of June 30, 2024, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$482,913,290	$ 851,874	$ 772,196	$ 484,537,360
Preferred Stock	—	—	938,675	938,675
Corporate Debt	—	1,084,714	—	1,084,714
Short-Term Investments	110	13,642,738	—	13,642,848
Total Investments	$482,913,400	$15,579,326	$1,710,871	$500,203,597
Equity Income Fund
Asset Investments
Common Stock	$322,498,950	$12,275,065*	$—	$334,774,015
Preferred Stock	661,973	1,590,702*	—	2,252,675
Short-Term Investments	8,806,987	2,985,852	—	11,792,839
Total Investments	$331,967,910	$16,851,619	$—	$348,819,529
Equity Index Fund
Asset Investments
Common Stock	$721,224,268	$—	$—	$721,224,268
Short-Term Investments	—	4,756,886	—	4,756,886
Total Investments	$721,224,268	$4,756,886	$—	$725,981,154
Asset Derivatives
Futures Contracts	$301	$—	$—	$301
Foreign Fund
Asset Investments
Common Stock*
Australia	$—	$8,083,399	$—	$8,083,399
Belgium	664,020	4,966,272	—	5,630,292
Canada	1,347,844	—	—	1,347,844
Denmark	—	885,708	—	885,708
France	—	16,188,216	—	16,188,216
Germany	—	18,548,347	—	18,548,347
Hong Kong	—	1,897,244	—	1,897,244
Ireland	2,348,640	3,733,583	—	6,082,223
Israel	1,798,500	—	—	1,798,500
Italy	—	542,158	—	542,158
Japan	—	35,704,583	—	35,704,583
Luxembourg	—	2,435,131	—	2,435,131
Netherlands	—	6,941,914	—	6,941,914
Norway	—	2,128,729	—	2,128,729
Republic of Korea	—	3,179,229	—	3,179,229
Singapore	—	2,407,398	—	2,407,398
Sweden	—	4,965,251	—	4,965,251
Switzerland	—	5,093,995	—	5,093,995
United Kingdom	—	26,987,672	—	26,987,672
United States	2,785,602	16,711,450	—	19,497,052

140

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Foreign Fund (Continued)
Asset Investments (Continued)
Preferred Stock*
Germany	$—	$1,006,988	$ —	$1,006,988
Short-Term Investments	—	215,875	—	215,875
Total Investments	$8,944,606	$162,623,142	$—	$171,567,748
Fundamental Equity Fund
Asset Investments
Common Stock	$146,049,234	$1,478,196*	$—	$147,527,430
Short-Term Investments	659,266	518,513	—	1,177,779
Total Investments	$146,708,500	$1,996,709	$—	$148,705,209
Global Fund
Asset Investments
Common Stock*
Austria	$—	$741,011	$—	$741,011
Canada	4,081,440	—	—	4,081,440
Denmark	—	627,937	—	627,937
France	—	9,765,817	—	9,765,817
Germany	—	3,913,619	—	3,913,619
Israel	1,623,435	—	—	1,623,435
Japan	—	3,107,009	—	3,107,009
Mexico	325,999	—	—	325,999
Netherlands	—	2,810,280	—	2,810,280
Republic of Korea	—	1,429,537	—	1,429,537
Spain	—	3,982,797	—	3,982,797
Sweden	—	1,445,761	—	1,445,761
Switzerland	—	5,702,081	—	5,702,081
United Kingdom	—	8,570,411	—	8,570,411
United States	66,140,437	9,442,426	—	75,582,863
Short-Term Investments	2,698,833	254,438	—	2,953,271
Total Investments	$74,870,144	$51,793,124	$—	$ 126,663,268
Income & Growth Fund
Asset Investments
Common Stock	$ 146,810,485	$—	$—	$ 146,810,485
Short-Term Investments	2,511,759	559,803	—	3,071,562
Total Investments	$149,322,244	$559,803	$—	$149,882,047
International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$3,280,100	$—	$3,280,100
Belgium	665,826	1,852,121	—	2,517,947
Canada	7,328,689	—	—	7,328,689
China	505,159	6,386,076	—	6,891,235
Denmark	—	7,622,898	—	7,622,898
France	—	35,026,481	—	35,026,481
Germany	—	32,924,753	—	32,924,753
Hong Kong	—	5,177,660	—	5,177,660
India	2,157,950	547,623	—	2,705,573

141

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Indonesia	$—	$400,512	$—	$400,512
Ireland	—	1,760,178	—	1,760,178
Israel	1,514,370	—	—	1,514,370
Italy	3,234,354	5,914,285	—	9,148,639
Japan	—	27,178,306	—	27,178,306
Luxembourg	—	949,590	—	949,590
Netherlands	—	5,517,782	—	5,517,782
Portugal	—	1,466,984	—	1,466,984
Republic of Korea	—	2,875,183	—	2,875,183
Singapore	—	2,083,285	—	2,083,285
Spain	—	2,606,993	—	2,606,993
Sweden	—	2,187,608	—	2,187,608
Switzerland	—	18,156,919	—	18,156,919
Taiwan	3,315,600	—	—	3,315,600
United Kingdom	—	23,034,743	—	23,034,743
United States	4,384,012	18,956,671	—	23,340,683
Preferred Stock*
Republic of Korea	—	1,207,755	—	1,207,755
Short-Term Investments	290,765	3,321,369	—	3,612,134
Total Investments	$23,396,725	$210,435,875	$—	$233,832,600
Managed Volatility Fund
Asset Investments
Common Stock	$101,353,176	$—	$—	$101,353,176
Corporate Debt	—	—	—+	—
Purchased Options	420,727	—	—	420,727
Rights	—	—	—+	—
Short-Term Investments	—	2,461,621	—	2,461,621
Total Investments	$101,773,903	$2,461,621	$—	$104,235,524
Liability Derivatives
Written Options	$(1,726,252)	$—	$—	$(1,726,252)
Mid Cap Growth Fund
Asset Investments
Common Stock	$ 311,250,600	$—	$—	$311,250,600
Preferred Stock	—	—	749,308	749,308
Short-Term Investments	237,077	13,558,486	—	13,795,563
Total Investments	$ 311,487,677	$ 13,558,486	$ 749,308	$325,795,471
Mid Cap Value Fund
Asset Investments
Common Stock	$230,254,402	$18,105,131*	$—	$248,359,533
Preferred Stock	—	1,949,814*	—	1,949,814
Short-Term Investments	—	3,344,163	—	3,344,163
Total Investments	$230,254,402	$23,399,108	$—	$253,653,510
Asset Derivatives
Forward Contracts	$—	$64,168	$—	$64,168

142

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Mid Cap Value Fund (Continued)
Liability Derivatives
Forward Contracts	$—	$(595)	$—	$(595)
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$ 144,204,413	$—	$ —	$144,204,413
Exchange-Traded Funds	262,777	—	—	262,777
Short-Term Investments	481,718	1,511,205	—	1,992,923
Total Investments	$144,948,908	$1,511,205	$—	$146,460,113
Small Company Value Fund
Asset Investments
Common Stock	$66,121,759	$431,457*	$—	$66,553,216
Short-Term Investments	578,364	—	—	578,364
Total Investments	$66,700,123	$431,457	$—	$67,131,580
Asset Derivatives
Forward Contracts	$—	$3,728	$—	$3,728
Liability Derivatives
Forward Contracts	$—	$(40)	$—	$(40)
Sustainable Equity Fund
Asset Investments
Common Stock	$146,594,880	$1,954,527*	$—	$148,549,407
Exchange-Traded Funds	74,424	—	—	74,424
Short-Term Investments	—	354,140	—	354,140
Total Investments	$146,669,304	$2,308,667	$—	$148,977,971
Asset Derivatives
Forward Contracts	$—	$2,200	$—	$2,200
Total Return Bond Fund
Asset Investments
Bank Loans	$—	$4,329,939	$—	$4,329,939
Corporate Debt	—	52,392,828	—	52,392,828
Municipal Obligations	—	2,342,165	—	2,342,165
Non-U.S. Government Agency Obligations	—	56,175,392	—	56,175,392
Sovereign Debt Obligations	—	1,658,414	—	1,658,414
U.S. Government Agency Obligations and Instrumentalities	—	118,565,818	—	118,565,818
U.S. Treasury Obligations	—	126,859,614	—	126,859,614
Common Stock	265,519	—	—	265,519
Short-Term Investments	17,762,625	53,013,387	—	70,776,012
Total Investments	$18,028,144	$415,337,557	$—	$433,365,701
Asset Derivatives
Forward Contracts	$—	$ 83,140	$ —	$ 83,140
Futures Contracts	206,604	—	—	206,604
Swap Agreements	—	91,938	—	91,938
Total	$206,604	$175,078	$—	$381,682
Liability Derivatives
Forward Contracts	$—	$(4,222)	$—	$(4,222)
Futures Contracts	(47,074)	—	—	(47,074)
Total	$(47,074)	$(4,222)	$—	$(51,296)

143

Notes to Financial Statements (Unaudited) (Continued)
*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of June 30, 2024.
For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of June 30, 2024.
The Funds had no Level 3 transfers during the period ended June 30, 2024.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At June 30, 2024, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest/Inflation Rate Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts^^	$301	$ —	$ —	$301
Realized Gain (Loss)#
Futures Contracts	$568,741	$—	$—	$568,741
Change in Appreciation (Depreciation)##
Futures Contracts	$(173,646)	$—	$—	$(173,646)
Managed Volatility Fund
Asset Derivatives
Purchased Options*,^^^	$420,727	$—	$—	$420,727
Liability Derivatives
Written Options^,^^^	$(1,726,252)	$—	$—	$(1,726,252)
Realized Gain (Loss)#
Purchased Options	$(1,840,274)	$ —	$ —	$(1,840,274)
Written Options	(4,016,338)	—	—	(4,016,338)
Total Realized Gain (Loss)	$(5,856,612)	$—	$—	$(5,856,612)
Change in Appreciation (Depreciation)##
Purchased Options	$(241,963)	$—	$—	$(241,963)
Written Options	91,862	—	—	91,862
Total Change in Appreciation (Depreciation)	$(150,101)	$—	$—	$(150,101)
Mid Cap Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$64,168	$—	$64,168
Liability Derivatives
Forward Contracts^,^^^	$—	$(595)	$—	$(595)
Realized Gain (Loss)#
Forward Contracts	$—	$445,747	$—	$445,747

144

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest/Inflation Rate Risk	Total
Mid Cap Value Fund (Continued)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$255,258	$—	$255,258
Small Company Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$3,728	$—	$3,728
Liability Derivatives
Forward Contracts^,^^^	$—	$(40)	$—	$(40)
Realized Gain (Loss)#
Forward Contracts	$—	$13,106	$—	$13,106
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$7,569	$—	$7,569
Sustainable Equity Fund
Asset Derivatives
Forward Contracts^,^^^	$—	$2,200	$—	$2,200
Realized Gain (Loss)#
Forward Contracts	$—	$12,955	$—	$12,955
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$5,506	$—	$5,506
Total Return Bond Fund
Asset Derivatives
Forward Contracts*	$—	$83,140	$—	$83,140
Futures Contracts^^	—	—	206,604	206,604
Swap Agreements^^,^^^	—	—	91,938	91,938
Total Value	$—	$83,140	$298,542	$381,682
Liability Derivatives
Forward Contracts^	$ —	$ (4,222)	$ —	$ (4,222)
Futures Contracts^^	—	—	(47,074)	(47,074)
Total Value	$—	$(4,222)	$(47,074)	$(51,296)
Realized Gain (Loss)#
Forward Contracts	$—	$(73,987)	$—	$(73,987)
Futures Contracts	—	—	(703,893)	(703,893)
Swap Agreements	—	—	23,783	23,783
Total Realized Gain (Loss)	$—	$(73,987)	$(680,110)	$(754,097)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$216,289	$—	$216,289
Futures Contracts	—	—	(923,487)	(923,487)
Swap Agreements	—	—	173,534	173,534
Total Change in Appreciation (Depreciation)	$—	$216,289	$(749,953)	$(533,664)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts or written options outstanding, at value, as applicable.

145

Notes to Financial Statements (Unaudited) (Continued)
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, exchange-traded purchased and written options, or forward contracts, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended June 30, 2024, the average number of contracts, notional amounts, or shares/units outstanding for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Equity Index Fund	13	$ —	$ —	—	—
Managed Volatility Fund	—	—	—	194	194
Mid Cap Value Fund	—	22,725,801	—	—	—
Small Company Value Fund	—	418,888	—	—	—
Sustainable Equity Fund	—	688,986	—	—	—
Total Return Bond Fund	528	4,752,421	2,201,000	—	—

†
As applicable, amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2024.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of June 30, 2024. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of June 30, 2024.

Counterparty	Derivative Assets Subject to an MNA by Counterparty+	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Total Return Bond Fund
Bank of America N.A.	$ 1,686	$ —	$ —	$ 1,686
Citibank N.A.	81,437	(1,289)	—	80,148
Goldman Sachs International	17	(17)	—	—
	$83,140	$(1,306)	$—	$81,834

146

Notes to Financial Statements (Unaudited) (Continued)
The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of June 30, 2024.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty+	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Total Return Bond Fund
Citibank N.A.	$ (1,289)	$ 1,289	$ —	$ —
Goldman Sachs International	(2,933)	17	—	(2,916)
	$(4,222)	$1,306	$—	$(2,916)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
+
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2024, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference

147

Notes to Financial Statements (Unaudited) (Continued)
between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts.
A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

148

Notes to Financial Statements (Unaudited) (Continued)
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally

149

Notes to Financial Statements (Unaudited) (Continued)
reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

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Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
At June 30, 2024, the Funds had no unfunded bank loan commitments.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for

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Notes to Financial Statements (Unaudited) (Continued)
which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Securities Lending
Each Fund, other than the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2024, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2024, is reflected as securities lending income on the Statement of Operations.

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Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
In addition, each of the Allocation Fund, Feeder Fund, and MML American Funds Core Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or the Master Fund. Because the Underlying Funds have varied expense and fee levels, and the Allocation Funds and MML American Funds Core Allocation Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each of the Allocation Funds and MML American Funds Core Allocation Fund will vary.
Foreign Securities
The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or the Master Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

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Notes to Financial Statements (Unaudited) (Continued)
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3. Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.
MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

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Notes to Financial Statements (Unaudited) (Continued)
The applicable Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Conservative Allocation Fund	0.10%	N/A
Balanced Allocation Fund	0.10%	N/A
Moderate Allocation Fund	0.10%	N/A
Growth Allocation Fund	0.10%	N/A
Aggressive Allocation Fund	0.10%	N/A
MML American Funds Growth Fund	0.15% on the first $500 million; and 0.125% on any excess over $500 million	N/A
MML American Funds Core Allocation Fund	0.20% on the first $750 million; and 0.175% on any excess over $750 million	N/A
Blue Chip Growth Fund	0.75% on the first $400 million; and 0.70% on any excess over $400 million	T. Rowe Price Associates, Inc.
Equity Income Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million	T. Rowe Price Associates, Inc.
Equity Index Fund	0.10% on the first $500 million; and 0.08% on any excess over $500 million	Northern Trust Investments, Inc.
Focused Equity Fund	0.70% on the first $250 million; and 0.60% on any excess over $250 million	Wellington Management Company LLP
Foreign Fund	0.86% on the first $500 million; and 0.82% on any excess over $500 million	Thompson, Siegel & Walmsley LLC
Fundamental Equity Fund	0.60% on the first $250 million; and 0.58% on any excess over $250 million	Invesco Advisers, Inc.
Fundamental Value Fund	0.60% on the first $500 million; and 0.575% on any excess over $500 million	Boston Partners Global Investors, Inc.
Global Fund	0.60% on the first $500 million; and 0.55% on any excess over $500 million	Massachusetts Financial Services Company
Income & Growth Fund	0.65% on the first $500 million; and 0.60% on any excess over $500 million	Barrow, Hanley, Mewhinney & Strauss, LLC
International Equity Fund	0.80% on the first $250 million; and 0.75% on any excess over $250 million	Harris Associates L.P.; and Massachusetts Financial Services Company
Large Cap Growth Fund	0.65% on the first $500 million; and 0.60% on any excess over $500 million	Loomis, Sayles & Company, L.P.
Managed Volatility Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million	Gateway Investment Advisers, LLC
Mid Cap Growth Fund*	0.77% on the first $500 million; and 0.75% on any excess over $500 million	T. Rowe Price Associates, Inc.; and Wellington Management Company LLP
Mid Cap Value Fund	0.84% on the first $500 million; and 0.80% on any excess over $500 million	American Century Investment Management, Inc.
Small Cap Growth Equity Fund	1.04% on the first $200 million; and 1.00% on any excess over $200 million	Wellington Management Company LLP
Small Company Value Fund	0.80% on the first $150 million; and 0.70% on any excess over $150 million	American Century Investment Management, Inc.
Small/Mid Cap Value Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million	AllianceBernstein L.P.
Sustainable Equity Fund	0.50% on the first $500 million; and 0.475% on any excess over $500 million	American Century Investment Management, Inc.
Total Return Bond Fund	0.40% on the first $500 million; and 0.38% on any excess over $500 million	Metropolitan West Asset Management, LLC

*
T. Rowe Price Investment Management, Inc. serves as a sub-subadviser to the portion of the Fund subadvised by T. Rowe Price Associates, Inc.

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Notes to Financial Statements (Unaudited) (Continued)
Administration Fees
For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Class III	Service Class I
MML American Funds Growth Fund	N/A	N/A	N/A	0.25%
MML American Funds Core Allocation Fund	N/A	N/A	N/A	0.25%
Equity Index Fund	0.30%	0.15%	None	0.30%
Focused Equity Fund	N/A	0.15%	N/A	0.15%
Fundamental Equity Fund	N/A	0.15%	N/A	0.15%
Fundamental Value Fund	N/A	0.15%	N/A	0.15%
Global Fund	0.15%	0.15%	N/A	0.15%
International Equity Fund	N/A	0.15%	N/A	0.15%
Small Company Value Fund	N/A	0.15%	N/A	0.15%
Total Return Bond Fund	N/A	0.15%	N/A	0.15%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
Effective May 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
MML Small Company Value Fund	0.99%	1.24%

Prior to May 1, 2024, MML Advisers agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Service Class I
MML American Funds Core Allocation Fund	1.01%

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Notes to Financial Statements (Unaudited) (Continued)
MML Advisers has agreed to waive 0.10% of the investment advisory fee of the International Equity Fund through April 30, 2025.
MML Advisers has agreed to waive 0.03% of the investment advisory fee of the Small Cap Growth Equity Fund through April 30, 2025.
Prior to May 1, 2024, MML Advisers agreed to waive 0.03% of the investment advisory fee of the Equity Income Fund.
Prior to May 1, 2024, MML Advisers agreed to waive 0.01% of the investment advisory fee of the Foreign Fund.
Prior to May 1, 2024, MML Advisers agreed to waive 0.02% of the investment advisory fee of the Fundamental Value Fund.
Prior to May 1, 2024, MML Advisers agreed to waive 0.15% of the investment advisory fee of the Small Company Value Fund.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2024, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Focused Equity Fund	$ 75
Foreign Fund	788
Fundamental Equity Fund	1,524
Income & Growth Fund	1
Large Cap Growth Fund	1,824
Managed Volatility Fund	149
Mid Cap Growth Fund	578
Small Cap Growth Equity Fund	750
Small/Mid Cap Value Fund	1,951

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) and in Underlying Funds or the Master Fund, for the period ended June 30, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$ —	$9,117,584	$ —	$38,567,941
Balanced Allocation Fund	—	9,715,158	—	41,143,965
Moderate Allocation Fund	—	27,487,577	—	158,178,297

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Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Growth Allocation Fund	$—	$ 35,609,419	$—	$99,391,137
Aggressive Allocation Fund	—	7,674,988	—	17,866,345
MML American Funds Growth Fund	—	11,130,298	—	23,234,460
MML American Funds Core Allocation Fund	—	34,172,863	—	114,976,368
Blue Chip Growth Fund	—	23,472,494	—	94,598,992
Equity Income Fund	—	35,891,317	—	68,665,159
Equity Index Fund	—	5,438,929	—	24,195,708
Focused Equity Fund	—	65,884,211	—	90,503,757
Foreign Fund	—	9,743,790	—	19,585,314
Fundamental Equity Fund	—	24,453,037	—	39,412,575
Fundamental Value Fund	—	42,400,229	—	56,200,957
Global Fund	—	15,516,709	—	23,967,491
Income & Growth Fund	—	24,460,949	—	42,585,600
International Equity Fund	—	19,566,503	—	36,399,535
Large Cap Growth Fund	—	9,804,549	—	49,401,040
Managed Volatility Fund	—	4,491,754	—	15,021,395
Mid Cap Growth Fund	—	70,944,443	—	101,146,113
Mid Cap Value Fund	—	70,254,222	—	82,691,993
Small Cap Growth Equity Fund	—	27,799,907	—	36,082,529
Small Company Value Fund	—	12,029,625	—	20,156,563
Small/Mid Cap Value Fund	—	36,038,287	—	46,552,992
Sustainable Equity Fund	—	20,730,404	—	32,596,238
Total Return Bond Fund	926,707,788	16,067,818	903,501,143	38,970,665

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
Global Fund	$ 985,993	$ 137,494	$ 81,368
Mid Cap Value Fund	—	30,856	(2,341)
Small Cap Growth Equity Fund	—	155,233	24,546

5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Conservative Allocation Fund Initial Class
Sold	47,956	$ 388,246	567,550	$ 4,429,881
Issued as reinvestment of dividends	—	—	913,489	6,860,306
Redeemed	(919,538)	(7,454,913)	(1,658,856)	(13,341,156)
Net increase (decrease)	(871,582)	$(7,066,667)	(177,817)	$(2,050,969)

158

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Conservative Allocation Fund Service Class
Sold	599,646	$4,796,552	860,209	$6,924,991
Issued as reinvestment of dividends	—	—	3,127,729	23,207,751
Redeemed	(3,350,255)	(26,778,656)	(6,385,687)	(50,884,223)
Net increase (decrease)	(2,750,609)	$(21,982,104)	(2,397,749)	$(20,751,481)
Balanced Allocation Fund Initial Class
Sold	324,932	$2,682,698	372,086	$3,132,841
Issued as reinvestment of dividends	—	—	1,141,217	8,787,372
Redeemed	(958,938)	(7,986,911)	(1,941,758)	(16,263,015)
Net increase (decrease)	(634,006)	$(5,304,213)	(428,455)	$(4,342,802)
Balanced Allocation Fund Service Class
Sold	385,832	$ 3,178,050	896,600	$ 7,279,482
Issued as reinvestment of dividends	—	—	3,754,388	28,608,437
Redeemed	(3,489,726)	(28,823,612)	(6,321,832)	(51,833,026)
Net increase (decrease)	(3,103,894)	$(25,645,562)	(1,670,844)	$(15,945,107)
Moderate Allocation Fund Initial Class
Sold	318,731	$2,744,996	486,516	$4,208,625
Issued as reinvestment of dividends	—	—	3,522,605	27,899,030
Redeemed	(2,021,435)	(17,544,665)	(3,851,518)	(32,966,535)
Net increase (decrease)	(1,702,704)	$(14,799,669)	157,603	$(858,880)
Moderate Allocation Fund Service Class
Sold	991,288	$8,397,430	1,500,427	$12,748,408
Issued as reinvestment of dividends	—	—	16,398,468	127,908,053
Redeemed	(14,342,564)	(122,601,484)	(26,722,273)	(227,355,739)
Net increase (decrease)	(13,351,276)	$(114,204,054)	(8,823,378)	$(86,699,278)
Growth Allocation Fund Initial Class
Sold	306,244	$2,281,688	1,232,995	$8,834,689
Issued as reinvestment of dividends	—	—	7,933,275	53,232,273
Redeemed	(2,866,422)	(21,309,591)	(7,046,901)	(51,840,300)
Net increase (decrease)	(2,560,178)	$(19,027,903)	2,119,369	$10,226,662
Growth Allocation Fund Service Class
Sold	548,491	$3,997,217	1,335,824	$9,938,626
Issued as reinvestment of dividends	—	—	13,764,370	91,395,416
Redeemed	(6,493,039)	(47,539,922)	(10,241,272)	(75,509,560)
Net increase (decrease)	(5,944,548)	$(43,542,705)	4,858,922	$25,824,482
Aggressive Allocation Fund Initial Class
Sold	210,190	$1,821,516	441,822	$3,768,139
Issued as reinvestment of dividends	—	—	1,085,147	8,377,332
Redeemed	(550,672)	(4,747,646)	(1,110,630)	(9,335,070)
Net increase (decrease)	(340,482)	$(2,926,130)	416,339	$2,810,401

159

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Aggressive Allocation Fund Service Class
Sold	164,313	$1,362,887	315,728	$2,571,521
Issued as reinvestment of dividends	—	—	1,324,086	9,983,611
Redeemed	(1,005,352)	(8,438,717)	(1,433,023)	(11,936,760)
Net increase (decrease)	(841,039)	$(7,075,830)	206,791	$618,372
MML American Funds Growth Fund Service Class I
Sold	741,551	$11,393,118	1,632,571	$21,511,374
Issued as reinvestment of dividends	—	—	3,025,096	37,269,186
Redeemed	(1,943,151)	(29,151,963)	(3,003,475)	(40,740,226)
Net increase (decrease)	(1,201,600)	$(17,758,845)	1,654,192	$18,040,334
MML American Funds Core Allocation Fund Service Class I
Sold	652,784	$6,748,652	993,763	$10,016,934
Issued as reinvestment of dividends	—	—	10,940,397	101,964,498
Redeemed	(9,357,850)	(97,241,821)	(13,081,599)	(134,369,777)
Net increase (decrease)	(8,705,066)	$(90,493,169)	(1,147,439)	$(22,388,345)
Blue Chip Growth Fund Initial Class
Sold	408,598	$ 7,220,236	650,373	$ 8,533,174
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(3,196,067)	(58,131,043)	(4,806,187)	(65,594,858)
Net increase (decrease)	(2,787,469)	$(50,910,807)	(4,155,814)	$(57,061,684)
Blue Chip Growth Fund Service Class
Sold	340,013	$5,674,936	603,517	$7,334,611
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(887,633)	(14,610,396)	(1,844,872)	(23,125,220)
Net increase (decrease)	(547,620)	$(8,935,460)	(1,241,355)	$(15,790,609)
Equity Income Fund Initial Class
Sold	452,665	$4,739,564	914,263	$8,952,153
Issued as reinvestment of dividends	—	—	3,143,843	28,640,413
Redeemed	(3,147,978)	(32,666,658)	(6,169,773)	(61,559,894)
Net increase (decrease)	(2,695,313)	$(27,927,094)	(2,111,667)	$(23,967,328)
Equity Income Fund Service Class
Sold	136,258	$1,399,099	358,712	$3,524,932
Issued as reinvestment of dividends	—	—	844,527	7,558,521
Redeemed	(860,349)	(8,799,353)	(1,764,433)	(16,935,976)
Net increase (decrease)	(724,091)	$(7,400,254)	(561,194)	$(5,852,523)
Equity Index Fund Class I
Sold	21,501	$687,252	97,966	$2,810,906
Issued as reinvestment of dividends	—	—	200,506	5,509,911
Redeemed	(153,877)	(4,982,028)	(250,495)	(7,292,435)
Net increase (decrease)	(132,376)	$(4,294,776)	47,977	$1,028,382

160

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Equity Index Fund Class II
Sold	235,067	$ 7,574,885	281,173	$ 8,155,840
Issued as reinvestment of dividends	—	—	822,621	22,556,267
Redeemed	(579,098)	(18,651,369)	(666,866)	(19,183,296)
Net increase (decrease)	(344,031)	$(11,076,484)	436,928	$11,528,811
Equity Index Fund Class III
Sold	133,883	$4,304,420	222,309	$6,365,727
Issued as reinvestment of dividends	—	—	1,212,026	33,124,662
Redeemed	(236,429)	(7,651,635)	(542,838)	(16,197,944)
Net increase (decrease)	(102,546)	$(3,347,215)	891,497	$23,292,445
Equity Index Fund Service Class I
Sold	50,771	$1,523,601	93,113	$2,508,327
Issued as reinvestment of dividends	—	—	142,088	3,687,187
Redeemed	(242,391)	(7,391,373)	(430,027)	(11,693,454)
Net increase (decrease)	(191,620)	$(5,867,772)	(194,826)	$(5,497,940)
Focused Equity Fund Class II
Sold	692,112	$5,169,187	1,316,179	$9,041,952
Issued as reinvestment of dividends	—	—	3,989,634	26,610,858
Redeemed	(3,796,616)	(27,962,064)	(7,881,665)	(55,745,680)
Net increase (decrease)	(3,104,504)	$(22,792,877)	(2,575,852)	$(20,092,870)
Focused Equity Fund Service Class I
Sold	64,782	$450,919	413,410	$2,816,262
Issued as reinvestment of dividends	—	—	368,243	2,334,663
Redeemed	(352,516)	(2,478,581)	(664,179)	(4,478,370)
Net increase (decrease)	(287,734)	$(2,027,662)	117,474	$672,555
Foreign Fund Initial Class
Sold	413,208	$4,023,884	691,720	$6,194,069
Issued as reinvestment of dividends	—	—	267,964	2,344,684
Redeemed	(1,668,978)	(16,210,396)	(4,257,819)	(37,600,935)
Net increase (decrease)	(1,255,770)	$(12,186,512)	(3,298,135)	$(29,062,182)
Foreign Fund Service Class
Sold	31,625	$301,779	109,957	$970,290
Issued as reinvestment of dividends	—	—	12,989	113,003
Redeemed	(74,199)	(717,232)	(213,275)	(1,890,264)
Net increase (decrease)	(42,574)	$(415,453)	(90,329)	$(806,971)
Fundamental Equity Fund Class II
Sold	140,276	$1,590,785	63,630	$597,874
Issued as reinvestment of dividends	—	—	120,901	1,136,473
Redeemed	(1,557,588)	(17,268,660)	(6,119,576)	(56,403,552)
Net increase (decrease)	(1,417,312)	$(15,677,875)	(5,935,045)	$(54,669,205)

161

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Fundamental Equity Fund Service Class I
Sold	178,931	$ 1,848,743	292,275	$ 2,563,401
Issued as reinvestment of dividends	—	—	18,205	162,393
Redeemed	(226,190)	(2,364,036)	(462,451)	(4,091,286)
Net increase (decrease)	(47,259)	$(515,293)	(151,971)	$(1,365,492)
Fundamental Value Fund Class II
Sold	81,098	$1,055,739	414,789	$4,742,719
Issued as reinvestment of dividends	—	—	924,968	10,304,142
Redeemed	(1,262,155)	(16,314,586)	(2,212,811)	(25,481,652)
Net increase (decrease)	(1,181,057)	$(15,258,847)	(873,054)	$(10,434,791)
Fundamental Value Fund Service Class I
Sold	138,495	$1,693,472	260,052	$2,915,312
Issued as reinvestment of dividends	—	—	149,075	1,605,538
Redeemed	(161,090)	(2,021,328)	(452,807)	(5,052,801)
Net increase (decrease)	(22,595)	$(327,856)	(43,680)	$(531,951)
Global Fund Class I
Sold	489,402	$2,172,195	1,103,313	$4,648,453
Issued as reinvestment of dividends	—	—	1,678,793	6,664,808
Redeemed	(1,994,535)	(8,674,773)	(6,690,208)	(28,311,274)
Net increase (decrease)	(1,505,133)	$(6,502,578)	(3,908,102)	$(16,998,013)
Global Fund Class II
Sold	44,910	$210,841	106,470	$484,334
Issued as reinvestment of dividends	—	—	236,332	1,018,592
Redeemed	(276,082)	(1,308,684)	(500,615)	(2,268,169)
Net increase (decrease)	(231,172)	$(1,097,843)	(157,813)	$(765,243)
Global Fund Service Class I
Sold	109,090	$446,585	499,560	$1,968,121
Issued as reinvestment of dividends	—	—	414,992	1,556,219
Redeemed	(433,115)	(1,775,898)	(709,086)	(2,796,376)
Net increase (decrease)	(324,025)	$(1,329,313)	205,466	$727,964
Income & Growth Fund Initial Class
Sold	67,379	$706,196	351,845	$3,460,585
Issued as reinvestment of dividends	—	—	2,293,247	21,327,198
Redeemed	(1,880,523)	(19,739,650)	(7,398,273)	(75,524,182)
Net increase (decrease)	(1,813,144)	$(19,033,454)	(4,753,181)	$(50,736,399)
Income & Growth Fund Service Class
Sold	63,402	$653,236	241,580	$2,485,318
Issued as reinvestment of dividends	—	—	445,164	4,050,989
Redeemed	(181,447)	(1,865,153)	(495,709)	(4,955,845)
Net increase (decrease)	(118,045)	$(1,211,917)	191,035	$1,580,462

162

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
International Equity Fund Class II
Sold	317,934	$3,347,168	3,920,899	$37,447,701
Issued as reinvestment of dividends	—	—	296,845	2,843,779
Redeemed	(2,099,550)	(21,836,247)	(4,237,838)	(41,098,971)
Net increase (decrease)	(1,781,616)	$(18,489,079)	(20,094)	$(807,491)
International Equity Fund Service Class I
Sold	44,381	$456,951	175,743	$1,698,059
Issued as reinvestment of dividends	—	—	10,916	103,488
Redeemed	(52,730)	(545,481)	(132,327)	(1,272,682)
Net increase (decrease)	(8,349)	$(88,530)	54,332	$528,865
Large Cap Growth Fund Initial Class
Sold	169,168	$2,500,570	728,676	$9,109,753
Issued as reinvestment of dividends	—	—	900,043	11,259,533
Redeemed	(2,651,389)	(40,653,364)	(2,154,492)	(26,598,915)
Net increase (decrease)	(2,482,221)	$(38,152,794)	(525,773)	$(6,229,629)
Large Cap Growth Fund Service Class
Sold	356,724	$4,965,204	376,163	$4,584,724
Issued as reinvestment of dividends	—	—	145,337	1,707,712
Redeemed	(248,466)	(3,514,009)	(253,924)	(2,937,703)
Net increase (decrease)	108,258	$1,451,195	267,576	$3,354,733
Managed Volatility Fund Initial Class
Sold	392,384	$4,889,382	214,727	$2,892,538
Issued as reinvestment of dividends	—	—	1,328,332	15,573,644
Redeemed	(604,606)	(7,684,466)	(1,176,487)	(15,366,015)
Net increase (decrease)	(212,222)	$(2,795,084)	366,572	$3,100,167
Managed Volatility Fund Service Class
Sold	60,120	$740,809	37,050	$480,926
Issued as reinvestment of dividends	—	—	290,165	3,375,437
Redeemed	(159,904)	(2,006,803)	(352,669)	(4,577,204)
Net increase (decrease)	(99,784)	$(1,265,994)	(25,454)	$(720,841)
Mid Cap Growth Fund Initial Class
Sold	320,576	$ 3,664,897	1,285,401	$ 12,164,633
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(1,948,100)	(21,711,972)	(4,075,131)	(39,546,006)
Net increase (decrease)	(1,627,524)	$(18,047,075)	(2,789,730)	$(27,381,373)
Mid Cap Growth Fund Service Class
Sold	149,989	$1,494,180	408,348	$3,521,879
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(952,175)	(9,520,317)	(1,589,851)	(13,813,944)
Net increase (decrease)	(802,186)	$(8,026,137)	(1,181,503)	$(10,292,065)

163

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Mid Cap Value Fund Initial Class
Sold	839,416	$ 6,763,437	1,100,699	$9,435,112
Issued as reinvestment of dividends	—	—	5,516,518	40,822,235
Redeemed	(2,636,055)	(21,095,931)	(5,335,509)	(46,471,187)
Net increase (decrease)	(1,796,639)	$(14,332,494)	1,281,708	$3,786,160
Mid Cap Value Fund Service Class
Sold	134,478	$1,045,268	374,205	$3,207,271
Issued as reinvestment of dividends	—	—	1,215,381	8,702,127
Redeemed	(558,919)	(4,314,709)	(1,199,402)	(9,947,322)
Net increase (decrease)	(424,441)	$(3,269,441)	390,184	$1,962,076
Small Cap Growth Equity Fund Initial Class
Sold	780,907	$7,841,197	1,266,239	$10,977,241
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(1,550,233)	(15,357,679)	(2,292,082)	(20,298,477)
Net increase (decrease)	(769,326)	$(7,516,482)	(1,025,843)	$(9,321,236)
Small Cap Growth Equity Fund Service Class
Sold	106,497	$912,369	318,319	$2,397,454
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(228,548)	(1,946,152)	(482,979)	(3,645,833)
Net increase (decrease)	(122,051)	$(1,033,783)	(164,660)	$(1,248,379)
Small Company Value Fund Class II
Sold	114,653	$991,121	41,722	$319,049
Issued as reinvestment of dividends	—	—	79,827	613,071
Redeemed	(815,557)	(7,010,218)	(1,125,792)	(8,672,953)
Net increase (decrease)	(700,904)	$(6,019,097)	(1,004,243)	$(7,740,833)
Small Company Value Fund Service Class I
Sold	44,230	$344,859	180,788	$1,235,288
Issued as reinvestment of dividends	—	—	38,598	270,571
Redeemed	(404,593)	(3,135,558)	(592,767)	(4,172,259)
Net increase (decrease)	(360,363)	$(2,790,699)	(373,381)	$(2,666,400)
Small/Mid Cap Value Fund Initial Class
Sold	380,528	$3,491,506	482,249	$4,191,670
Issued as reinvestment of dividends	—	—	1,806,125	14,647,673
Redeemed	(1,406,876)	(12,761,478)	(2,102,625)	(18,533,682)
Net increase (decrease)	(1,026,348)	$(9,269,972)	185,749	$305,661
Small/Mid Cap Value Fund Service Class
Sold	87,304	$780,408	137,192	$ 1,195,166
Issued as reinvestment of dividends	—	—	405,692	3,225,249
Redeemed	(323,925)	(2,890,061)	(431,711)	(3,693,240)
Net increase (decrease)	(236,621)	$(2,109,653)	111,173	$727,175

164

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Sustainable Equity Fund Initial Class
Sold	26,681	$ 419,463	68,662	$ 1,136,128
Issued as reinvestment of dividends	—	—	2,061,844	27,711,185
Redeemed	(524,845)	(8,321,299)	(759,942)	(12,484,164)
Net increase (decrease)	(498,164)	$(7,901,836)	1,370,564	$16,363,149
Sustainable Equity Fund Service Class
Sold	42,649	$645,789	110,455	$1,572,044
Issued as reinvestment of dividends	—	—	1,120,993	14,819,528
Redeemed	(345,821)	(5,401,528)	(475,152)	(8,040,733)
Net increase (decrease)	(303,172)	$(4,755,739)	756,296	$8,350,839
Total Return Bond Fund Class II
Sold	2,305,072	$20,495,454	9,225,287	$81,673,058
Issued as reinvestment of dividends	—	—	818,725	7,000,097
Redeemed	(3,517,899)	(31,191,247)	(6,720,828)	(59,233,632)
Net increase (decrease)	(1,212,827)	$(10,695,793)	3,323,184	$29,439,523
Total Return Bond Fund Service Class I
Sold	375,727	$3,280,277	559,290	$4,827,862
Issued as reinvestment of dividends	—	—	95,372	805,890
Redeemed	(270,218)	(2,363,780)	(732,857)	(6,364,662)
Net increase (decrease)	105,509	$916,497	(78,195)	$(730,910)

6.	Federal Income Tax Information
At June 30, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$ 271,662,071	$6,780,903	$(21,634,415)	$(14,853,512)
Balanced Allocation Fund	322,001,549	11,967,585	(23,725,024)	(11,757,439)
Moderate Allocation Fund	1,111,032,427	43,162,421	(64,933,335)	(21,770,914)
Growth Allocation Fund	939,844,686	50,978,220	(48,853,522)	2,124,698
Aggressive Allocation Fund	126,738,554	5,993,623	(4,483,683)	1,509,940
MML American Funds Growth Fund	212,438,796	55,052,037	—	55,052,037
MML American Funds Core Allocation Fund	581,542,870	77,069,202	(31,990,658)	45,078,544
Blue Chip Growth Fund	289,722,564	222,905,371	(12,424,338)	210,481,033
Equity Income Fund	274,167,694	84,348,224	(9,696,389)	74,651,835
Equity Index Fund	326,711,290	417,022,828	(17,752,964)	399,269,864
Focused Equity Fund	229,833,977	51,114,674	(3,476,159)	47,638,515
Foreign Fund	160,040,232	29,534,394	(18,006,878)	11,527,516
Fundamental Equity Fund	112,635,070	39,366,362	(3,296,223)	36,070,139
Fundamental Value Fund	127,546,538	40,920,214	(2,201,876)	38,718,338
Global Fund	104,212,257	27,659,658	(5,208,647)	22,451,011
Income & Growth Fund	122,187,286	31,768,251	(4,073,490)	27,694,761

165

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Equity Fund	$ 225,503,789	$ 33,038,900	$ (24,710,089)	$ 8,328,811
Large Cap Growth Fund	140,460,758	75,918,725	(10,810,183)	65,108,542
Managed Volatility Fund	59,320,002	47,921,652	(3,006,130)	44,915,522
Mid Cap Growth Fund	263,242,035	75,549,710	(12,996,274)	62,553,436
Mid Cap Value Fund	259,099,685	14,985,793	(20,431,968)	(5,446,175)
Small Cap Growth Equity Fund	124,840,714	33,974,151	(12,354,752)	21,619,399
Small Company Value Fund	65,631,613	7,472,949	(5,972,982)	1,499,967
Small/Mid Cap Value Fund	122,405,263	17,417,498	(10,750,379)	6,667,119
Sustainable Equity Fund	100,767,412	52,076,561	(3,866,002)	48,210,559
Total Return Bond Fund	444,624,998	1,881,198	(13,140,495)	(11,259,297)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At December 31, 2023, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Conservative Allocation Fund	$ 2,160,842	$ 5,780,765
Balanced Allocation Fund	1,665,770	6,398,879
Moderate Allocation Fund	—	19,756,015
Foreign Fund	—	430,443
International Equity Fund	2,788,340	1,789,125
Small Cap Growth Equity Fund	11,258,255	—
Small Company Value Fund	324,222	3,514,779
Total Return Bond Fund	29,241,304	22,702,958

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain
Conservative Allocation Fund	$ 8,813,366	$ 21,254,691
Balanced Allocation Fund	9,929,056	27,466,753
Moderate Allocation Fund	36,600,022	119,207,061
Growth Allocation Fund	25,708,092	118,919,597
Aggressive Allocation Fund	3,429,288	14,931,655
MML American Funds Growth Fund	3,193,498	34,075,688
MML American Funds Core Allocation Fund	25,844,396	76,120,102
Blue Chip Growth Fund	—	—
Equity Income Fund	8,812,200	27,386,734
Equity Index Fund	8,703,107	56,174,920

166

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain
Focused Equity Fund	$ 2,726,471	$ 26,219,050
Foreign Fund	2,457,687	—
Fundamental Equity Fund	1,298,866	—
Fundamental Value Fund	2,073,038	9,836,642
Global Fund	1,132,297	8,107,322
Income & Growth Fund	4,406,696	20,971,491
International Equity Fund	2,947,267	—
Large Cap Growth Fund	—	12,967,245
Managed Volatility Fund	3,202,322	15,746,759
Mid Cap Growth Fund	—	—
Mid Cap Value Fund	10,436,912	39,087,450
Small Cap Growth Equity Fund	—	—
Small Company Value Fund	707,557	176,085
Small/Mid Cap Value Fund	2,677,479	15,195,443
Sustainable Equity Fund	1,162,000	41,368,713
Total Return Bond Fund	7,805,987	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2023:

Amount
Conservative Allocation Fund	$ 60,986
Balanced Allocation Fund	92,009
Moderate Allocation Fund	409,180
Growth Allocation Fund	391,633
Aggressive Allocation Fund	62,395
MML American Funds Core Allocation Fund	186,239
Foreign Fund	377,494
Global Fund	143,381
International Equity Fund	622,756

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2023, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

167

Notes to Financial Statements (Unaudited) (Continued)
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss) Carryover	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Conservative Allocation Fund	$6,203,923	$(7,941,607)	$(46,407)	$(40,090,589)	$(41,874,680)
Balanced Allocation Fund	6,649,785	(8,064,649)	(56,153)	(33,954,827)	(35,425,844)
Moderate Allocation Fund	20,667,714	(19,756,015)	(209,453)	(133,876,697)	(133,174,451)
Growth Allocation Fund	13,516,695	506,542	(163,766)	(83,728,375)	(69,868,904)
Aggressive Allocation Fund	1,327,114	2,291,152	(13,890)	(14,763,397)	(11,159,021)
MML American Funds Growth Fund	—	20,251,568	(16,416)	30,827,438	51,062,590
MML American Funds Core Allocation Fund	11,093,246	10,428,435	(87,313)	(6,307,123)	15,127,245
Blue Chip Growth Fund	—	36,023,292	(47,945)	154,312,865	190,288,212
Equity Income Fund	8,617,536	21,104,274	(63,602)	73,238,568	102,896,776
Equity Index Fund	8,867,356	21,775,529	(85,621)	317,926,304	348,483,568
Focused Equity Fund	2,678,098	12,520,872	(15,377)	45,227,448	60,411,041
Foreign Fund	5,248,278	(430,443)	(44,656)	12,627,970	17,401,149
Fundamental Equity Fund	3,416,513	9,784,554	(17,696)	19,629,481	32,812,852
Fundamental Value Fund	1,673,444	13,172,351	(22,774)	33,199,757	48,022,778
Global Fund	1,273,232	6,624,449	(26,278)	23,468,928	31,340,331
Income & Growth Fund	3,079,483	19,721,773	(30,060)	27,760,689	50,531,885
International Equity Fund	3,624,811	(4,577,465)	(14,740)	5,649,719	4,682,325
Large Cap Growth Fund	—	15,882,237	(18,977)	53,244,182	69,107,442
Managed Volatility Fund	558,560	3,165,188	(32,751)	38,089,294	41,780,291
Mid Cap Growth Fund	356,543	18,262,487	(53,326)	74,728,097	93,293,801
Mid Cap Value Fund	7,448,781	7,274,711	(57,691)	(1,092,702)	13,573,099
Small Cap Growth Equity Fund	111,186	(11,258,255)	(34,323)	20,181,328	8,999,936
Small Company Value Fund	825,478	(3,839,001)	(11,769)	1,366,911	(1,658,381)
Small/Mid Cap Value Fund	2,618,177	7,065,155	(28,029)	8,548,697	18,204,000
Sustainable Equity Fund	1,350,074	7,011,840	(21,657)	35,862,893	44,203,150
Total Return Bond Fund	12,211,553	(51,944,262)	(39,578)	(5,247,599)	(45,019,886)

The Funds did not have any unrecognized tax benefits at June 30, 2024, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

168

Notes to Financial Statements (Unaudited) (Continued)
7.	Investment in Affiliated Issuers
A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2024, was as follows:

	Beginning Value as of 12/31/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/24	Number of Shares Held as of 6/30/24
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$12,544,385	$95,641	$(3,890,594)	$3,455,491	$(775,214)	$11,429,709	571,485
MML Dynamic Bond Fund, Class II	33,680,606	1,692,624	(3,948,662)	186,767	(781,153)	30,830,182	3,652,865
MML Equity Income Fund, Initial Class	11,187,777	78,668	(2,461,540)	458,469	370,612	9,633,986	903,751
MML Focused Equity Fund, Class II	13,557,552	140,217	(1,892,102)	373,337	189,213	12,368,217	1,655,719
MML Foreign Fund, Initial Class	5,010,624	41,335	(557,778)	21,120	140,014	4,655,315	472,621
MML Fundamental Equity Fund, Class II	7,288,475	61,906	(1,235,373)	978,570	123,702	7,217,280	608,027
MML Fundamental Value Fund, Class II	9,455,348	78,667	(2,061,540)	499,600	441,291	8,413,366	632,109
MML Global Fund, Class I	5,598,082	47,236	(637,416)	97,503	45,362	5,150,767	1,181,369
MML High Yield Fund, Class II	787,657	7,254	(97,885)	37,213	(11,700)	722,539	81,093
MML Income & Growth Fund, Initial Class	4,522,905	34,065	(489,195)	389,783	(51,877)	4,405,681	406,054
MML Inflation-Protected and Income Fund, Initial Class	6,233,245	458,031	(783,076)	314,470	(244,321)	5,978,349	677,817
MML International Equity Fund, Class II	14,801,776	123,982	(1,673,022)	(42,285)	282,464	13,492,915	1,292,425
MML Large Cap Growth Fund, Initial Class	8,513,191	72,916	(2,254,422)	1,400,068	(101,338)	7,630,415	469,275
MML Managed Bond Fund, Initial Class	53,037,339	3,168,168	(6,317,468)	1,522,298	(1,126,734)	50,283,603	4,595,931
MML Mid Cap Growth Fund, Initial Class	6,966,416	56,701	(765,117)	505,210	(291,679)	6,471,531	582,496
MML Mid Cap Value Fund, Initial Class	5,838,183	43,007	(580,334)	134,660	(81,451)	5,354,065	671,777
MML Short-Duration Bond Fund, Class II	14,079,777	1,130,575	(1,761,921)	458,154	(121,068)	13,785,517	1,509,914
MML Small Cap Growth Equity Fund, Initial Class	325,430	13,194	(178,046)	10,275	(4,976)	165,877	16,457
MML Small Company Value Fund, Class II	3,112,303	24,535	(331,070)	141,575	(140,789)	2,806,554	329,021
MML Small/Mid Cap Value Fund, Initial Class	1,565,970	13,694	(184,783)	31,162	6,896	1,432,939	155,754
MML Strategic Emerging Markets Fund, Class II	2,392,474	18,886	(254,842)	322,801	(262,387)	2,216,932	404,550
MML Total Return Bond Fund, Class II	47,875,935	1,209,557	(5,526,561)	807,471	(1,418,428)	42,947,974	4,814,795
	$268,375,450	$8,610,859	$(37,882,747)	$12,103,712	$(3,813,561)	$247,393,713

169

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/24	Number of Shares Held as of 6/30/24
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$16,676,204	$7,974	$(3,300,710)	$3,107,916	$653,679	$17,145,063	857,253
MML Dynamic Bond Fund, Class II	32,942,004	1,116,265	(3,265,008)	16,648	(592,127)	30,217,782	3,580,306
MML Equity Income Fund, Initial Class	14,818,732	6,576	(2,819,988)	927,849	173,690	13,106,859	1,229,536
MML Focused Equity Fund, Class II	28,498,238	11,712	(5,550,893)	388,749	775,330	24,123,136	3,229,335
MML Foreign Fund, Initial Class	7,428,379	3,453	(693,098)	260,926	(21,578)	6,978,082	708,435
MML Fundamental Equity Fund, Class II	10,899,445	5,154	(1,534,489)	1,577,483	92,666	11,040,259	930,098
MML Fundamental Value Fund, Class II	11,690,726	6,576	(1,319,988)	1,065,495	100,018	11,542,827	867,230
MML Global Fund, Class I	8,616,977	3,941	(791,170)	164,846	56,538	8,051,132	1,846,590
MML High Yield Fund, Class II	815,164	404	(81,138)	42,392	(15,719)	761,103	85,421
MML Income & Growth Fund, Initial Class	6,936,378	2,870	(2,403,667)	(80,633)	576,219	5,031,167	463,702
MML Inflation-Protected and Income Fund, Initial Class	7,477,029	3,234	(649,107)	263,579	(187,521)	6,907,214	783,131
MML International Equity Fund, Class II	21,745,001	10,341	(2,075,805)	(124,064)	475,674	20,031,147	1,918,692
MML Large Cap Growth Fund, Initial Class	12,126,697	6,038	(1,984,589)	1,124,304	784,247	12,056,697	741,494
MML Managed Bond Fund, Initial Class	52,482,847	2,726,031	(5,225,311)	1,073,125	(679,587)	50,377,105	4,604,477
MML Mid Cap Growth Fund, Initial Class	8,625,643	4,731	(949,675)	308,065	(38,780)	7,949,984	715,570
MML Mid Cap Value Fund, Initial Class	8,725,625	3,594	(721,514)	161,386	(81,262)	8,087,829	1,014,784
MML Short-Duration Bond Fund, Class II	12,599,823	2,307,276	(1,460,491)	436,760	(113,029)	13,770,339	1,508,252
MML Small Cap Growth Equity Fund, Initial Class	611,244	1,001,102	(220,994)	124,781	(119,729)	1,396,404	138,538
MML Small Company Value Fund, Class II	3,640,851	702,047	(410,929)	215,698	(229,995)	3,917,672	459,282
MML Small/Mid Cap Value Fund, Initial Class	2,153,204	1,137	(228,161)	87,250	(34,101)	1,979,329	215,144
MML Strategic Emerging Markets Fund, Class II	3,207,408	1,576	(316,313)	543,565	(462,543)	2,973,693	542,645
MML Total Return Bond Fund, Class II	47,077,268	1,722,781	(4,572,959)	367,281	(965,807)	43,628,564	4,891,095
	$319,794,887	$9,654,813	$(40,575,997)	$12,053,401	$146,283	$301,073,387

170

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/24	Number of Shares Held as of 6/30/24
Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$70,013,409	$6,245	$(13,948,889)	$15,828,713	$73,809	$71,973,287	3,598,664
MML Dynamic Bond Fund, Class II	93,486,675	5,508,498	(10,817,663)	289,808	(1,941,400)	86,525,918	10,251,886
MML Equity Income Fund, Initial Class	57,962,286	5,145	(8,548,936)	4,648,707	(324,956)	53,742,246	5,041,487
MML Focused Equity Fund, Class II	103,722,056	9,171	(11,674,190)	2,388,117	1,955,762	96,400,916	12,905,076
MML Foreign Fund, Initial Class	30,843,855	2,706	(3,444,923)	1,407,716	(415,000)	28,394,354	2,882,676
MML Fundamental Equity Fund, Class II	45,721,608	4,045	(7,648,982)	6,398,889	590,565	45,066,125	3,796,641
MML Fundamental Value Fund, Class II	59,535,107	5,145	(8,048,936)	5,625,871	339,789	57,456,976	4,316,828
MML Global Fund, Class I	34,473,407	3,086	(3,928,522)	1,633,645	(743,898)	31,437,718	7,210,486
MML High Yield Fund, Class II	3,033,941	212	(769,364)	183,401	(93,992)	2,354,198	264,220
MML Income & Growth Fund, Initial Class	27,094,615	2,200	(4,968,293)	1,225,218	774,453	24,128,193	2,223,796
MML Inflation-Protected and Income Fund, Initial Class	17,847,228	1,501,693	(2,154,913)	802,281	(610,036)	17,386,253	1,971,230
MML International Equity Fund, Class II	93,722,107	8,108	(10,321,282)	(15,564)	1,549,859	84,943,228	8,136,324
MML Large Cap Growth Fund, Initial Class	56,761,752	4,777	(18,611,921)	8,426,253	81,278	46,662,139	2,869,750
MML Managed Bond Fund, Initial Class	146,721,435	9,213,574	(17,277,012)	3,364,389	(2,262,567)	139,759,819	12,774,074
MML Mid Cap Growth Fund, Initial Class	41,874,908	3,705	(4,715,946)	1,809,657	(497,439)	38,474,885	3,463,086
MML Mid Cap Value Fund, Initial Class	31,466,421	2,819	(3,588,864)	878,907	(580,665)	28,178,618	3,535,586
MML Short-Duration Bond Fund, Class II	38,070,526	5,003,809	(4,848,554)	1,324,599	(387,599)	39,162,781	4,289,461
MML Small Cap Growth Equity Fund, Initial Class	9,778,820	861	(1,097,421)	577,346	(355,085)	8,904,521	883,425
MML Small Company Value Fund, Class II	18,277,883	1,603	(2,040,611)	1,119,356	(1,106,610)	16,251,621	1,905,231
MML Small/Mid Cap Value Fund, Initial Class	10,597,275	885	(1,127,081)	338,381	(75,210)	9,734,250	1,058,071
MML Strategic Emerging Markets Fund, Class II	13,772,886	1,234	(1,572,180)	2,182,509	(1,833,532)	12,550,917	2,290,313
MML Total Return Bond Fund, Class II	133,535,557	5,011,893	(15,138,263)	2,074,038	(3,796,021)	121,687,204	13,642,063
	$1,138,313,757	$26,301,414	$(156,292,746)	$62,512,237	$(9,658,495)	$1,061,176,167

171

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/24	Number of Shares Held as of 6/30/24
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$75,279,821	$45,135	$(20,693,858)	$12,846,142	$4,432,501	$71,909,741	3,595,487
MML Dynamic Bond Fund, Class II	45,523,716	3,030,639	(3,322,149)	(246,272)	(566,455)	44,419,479	5,262,971
MML Equity Income Fund, Initial Class	56,860,816	2,037,185	(4,031,955)	4,138,380	153,578	59,158,004	5,549,531
MML Focused Equity Fund, Class II	103,795,132	3,766,321	(7,191,050)	3,221,298	1,147,150	104,738,851	14,021,265
MML Foreign Fund, Initial Class	31,382,989	19,514	(2,115,878)	1,114,921	(96,764)	30,304,782	3,076,628
MML Fundamental Equity Fund, Class II	46,719,044	1,029,203	(6,166,399)	6,749,019	609,921	48,940,788	4,123,066
MML Fundamental Value Fund, Class II	53,165,217	37,185	(4,031,955)	5,505,342	(147,620)	54,528,169	4,096,782
MML Global Fund, Class I	34,543,465	1,522,289	(2,416,792)	5,586,359	(4,747,535)	34,487,786	7,910,043
MML High Yield Fund, Class II	2,975,791	771	(583,556)	151,894	(60,937)	2,483,963	278,784
MML Income & Growth Fund, Initial Class	37,848,807	17,921	(7,836,028)	1,621,598	1,007,661	32,659,959	3,010,134
MML Inflation-Protected and Income Fund, Initial Class	12,823,262	6,165	(668,440)	321,067	(184,194)	12,297,860	1,394,315
MML International Equity Fund, Class II	93,878,434	2,058,530	(6,346,450)	801,836	691,424	91,083,774	8,724,499
MML Large Cap Growth Fund, Initial Class	57,517,989	32,502	(10,731,215)	5,710,816	3,471,401	56,001,493	3,444,126
MML Managed Bond Fund, Initial Class	72,010,382	6,249,010	(5,314,102)	1,374,750	(800,885)	73,519,155	6,719,665
MML Mid Cap Growth Fund, Initial Class	39,709,326	2,026,778	(2,903,446)	1,529,115	(423,001)	39,938,772	3,594,849
MML Mid Cap Value Fund, Initial Class	32,194,581	2,020,344	(2,205,888)	648,004	(365,498)	32,291,543	4,051,637
MML Short-Duration Bond Fund, Class II	21,475,733	13,871	(1,503,991)	642,469	(133,787)	20,494,295	2,244,720
MML Small Cap Growth Equity Fund, Initial Class	8,170,289	2,006,231	(675,645)	542,239	(370,605)	9,672,509	959,617
MML Small Company Value Fund, Class II	21,366,251	11,587	(3,756,334)	3,219,279	(3,125,120)	17,715,663	2,076,865
MML Small/Mid Cap Value Fund, Initial Class	9,356,311	1,006,433	(697,557)	355,434	(121,856)	9,898,765	1,075,953
MML Strategic Emerging Markets Fund, Class II	14,315,539	8,927	(967,902)	1,411,541	(1,036,182)	13,731,923	2,505,825
MML Total Return Bond Fund, Class II	62,843,002	8,542,846	(4,645,661)	451,462	(1,214,842)	65,976,807	7,396,503
	$933,755,897	$35,489,387	$(98,806,251)	$57,696,693	$(1,881,645)	$926,254,081

172

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/24	Number of Shares Held as of 6/30/24
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$13,100,412	$96,758	$(4,325,069)	$3,061,329	$(138,210)	$11,795,220	589,761
MML Dynamic Bond Fund, Class II	2,199,194	521,724	(230,147)	14,348	(56,679)	2,448,440	290,100
MML Equity Income Fund, Initial Class	9,034,770	779,776	(845,165)	674,378	(288)	9,643,471	904,641
MML Focused Equity Fund, Class II	16,810,094	1,142,355	(1,508,130)	456,890	240,030	17,141,239	2,294,677
MML Foreign Fund, Initial Class	5,065,746	241,903	(443,932)	223,076	(61,168)	5,025,625	510,216
MML Fundamental Equity Fund, Class II	7,588,039	62,651	(663,730)	1,148,705	50,371	8,186,036	689,641
MML Fundamental Value Fund, Class II	8,603,161	79,776	(845,165)	936,698	(79,189)	8,695,281	653,289
MML Global Fund, Class I	5,377,491	347,859	(507,031)	100,058	33,502	5,351,879	1,227,495
MML High Yield Fund, Class II	168,366	569	(6,025)	6,691	(950)	168,651	18,928
MML Income & Growth Fund, Initial Class	4,575,909	37,178	(395,513)	262,262	82,014	4,561,850	420,447
MML Inflation-Protected and Income Fund, Initial Class	185,172	4,550	(48,198)	13,796	(12,355)	142,965	16,209
MML International Equity Fund, Class II	15,181,552	925,593	(1,330,553)	(109,948)	341,255	15,007,899	1,437,538
MML Large Cap Growth Fund, Initial Class	10,162,517	71,069	(2,751,278)	1,717,724	(125,128)	9,074,904	558,112
MML Managed Bond Fund, Initial Class	3,702,752	534,804	(368,717)	134,527	(102,501)	3,900,865	356,540
MML Mid Cap Growth Fund, Initial Class	7,632,373	57,448	(608,611)	302,532	(69,243)	7,314,499	658,371
MML Mid Cap Value Fund, Initial Class	5,218,996	443,574	(461,625)	170,814	(128,776)	5,242,983	657,840
MML Short-Duration Bond Fund, Class II	2,119,652	10,236	(908,446)	119,006	(72,913)	1,267,535	138,832
MML Small Cap Growth Equity Fund, Initial Class	1,606,685	13,368	(141,626)	114,902	(78,313)	1,515,016	150,306
MML Small Company Value Fund, Class II	3,116,747	224,858	(263,349)	176,805	(172,884)	3,082,177	361,334
MML Small/Mid Cap Value Fund, Initial Class	1,404,011	413,802	(146,220)	47,435	(11,904)	1,707,124	185,557
MML Strategic Emerging Markets Fund, Class II	2,358,639	19,134	(202,713)	301,944	(241,800)	2,235,204	407,884
MML Total Return Bond Fund, Class II	2,159,321	1,630,482	(322,929)	46,961	(77,192)	3,436,643	385,274
	$127,371,599	$7,659,467	$(17,324,172)	$9,920,933	$(682,321)	$126,945,506

8.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
9.	New Accounting Pronouncements
In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.

173

Notes to Financial Statements (Unaudited) (Continued)
10.	Russia-Ukraine War
In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
Financial Statements and Financial Highlights for the American Funds Insurance Series — Growth Fund (Master Fund of the MML American Funds Growth Fund) are included in the document titled “American Funds Insurance Series® Financial Statements and Other Information N-CSR Items 7-11 for the six months ended June 30, 2024” that is filed herewith.

174

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2024
Lit. No. INGEFP2-998-0824 © 2024 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio June 30, 2024unaudited

Common stocks 96.48%		Shares	Value (000)
Information technology 28.32%
	Microsoft Corp.	1,087,801	$486,193
	Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	420,521
	ASML Holding NV	188,369	194,340
	ASML Holding NV (ADR)	174,387	178,351
	NVIDIA Corp.	2,575,150	318,134
	Broadcom, Inc.	92,907	149,165
	Synopsys, Inc.[1]	181,103	107,767
	Samsung Electronics Co., Ltd.	1,309,808	76,972
	Capgemini SE	317,271	62,842
	Apple, Inc.	279,997	58,973
	Arista Networks, Inc.[1]	159,456	55,886
	Applied Materials, Inc.	233,760	55,165
	Shopify, Inc., Class A, subordinate voting shares[1]	608,475	40,190
	Keyence Corp.	82,700	36,485
	NEC Corp.	270,100	22,086
	Micron Technology, Inc.	165,629	21,785
	SAP SE	74,491	15,124
	EPAM Systems, Inc.[1]	67,118	12,626
	Disco Corp.	18,600	7,127
	NICE, Ltd. (ADR)[1]	37,217	6,400
	International Business Machines Corp.	34,130	5,903
			2,332,035

Health care 15.42%
	Novo Nordisk AS, Class B	2,064,144	294,876
	Eli Lilly and Co.	216,267	195,804
	UnitedHealth Group, Inc.	218,500	111,273
	Vertex Pharmaceuticals, Inc.[1]	222,173	104,137
	AstraZeneca PLC	599,410	93,446
	Thermo Fisher Scientific, Inc.	160,880	88,967
	Regeneron Pharmaceuticals, Inc.[1]	83,600	87,866
	Pfizer, Inc.	1,305,400	36,525
	Cigna Group (The)	104,417	34,517
	Centene Corp.[1]	518,165	34,354
	Sanofi	310,200	29,817
	Alnylam Pharmaceuticals, Inc.[1]	116,500	28,309
	Siemens Healthineers AG	345,670	19,912
	EssilorLuxottica SA	90,005	19,312
	Zoetis, Inc., Class A	90,200	15,637
	Argenx SE (ADR)[1]	36,200	15,567
	Bayer AG	537,074	15,188
	Illumina, Inc.[1]	142,868	14,913
	Laboratorios Farmaceuticos Rovi, SA non-registered shares	152,433	14,291
	DexCom, Inc.[1]	121,000	13,719
	Viatris, Inc.	110,678	1,177
	GRAIL, Inc.[1]	23,811	366
	Euroapi SA1,2	5,869	16
			1,269,989

Industrials 13.56%
	Safran SA	844,273	177,623
	Comfort Systems USA, Inc.	278,016	84,550
	Ingersoll-Rand, Inc.	770,946	70,033
	ASSA ABLOY AB, Class B	2,462,100	69,776
	TransDigm Group, Inc.	50,071	63,971
	Schneider Electric SE	260,897	62,251
	Caterpillar, Inc.	185,000	61,624
	Copart, Inc.[1]	1,011,807	54,800
	Airbus SE, non-registered shares	365,833	50,443
	Ryanair Holdings PLC (ADR)	401,837	46,790
	ITOCHU Corp.	684,560	33,590
	Johnson Controls International PLC	499,535	33,204

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	GT Capital Holdings, Inc.	2,635,611	$27,832
	Alliance Global Group, Inc.	156,400,700	23,092
	Daikin Industries, Ltd.	151,500	20,929
	Techtronic Industries Co., Ltd.	1,679,500	19,178
	Saab AB, Class B	797,272	19,158
	Brenntag SE	280,312	18,889
	ATS Corp.[1]	552,106	17,866
	Boeing Co.[1]	91,400	16,636
	General Electric Co.	102,437	16,284
	RS Group PLC	1,745,907	15,438
	Carrier Global Corp.	242,000	15,265
	DSV A/S	97,734	14,956
	Recruit Holdings Co., Ltd.	277,600	14,940
	Siemens AG	76,677	14,261
	Eaton Corp. PLC	39,327	12,331
	SMC Corp.	22,500	10,743
	TFI International, Inc. (CAD denominated)	73,941	10,736
	BayCurrent Consulting, Inc.	502,900	10,135
	NIBE Industrier AB, Class B2	2,142,588	9,032
			1,116,356

Consumer discretionary 12.67%
	LVMH Moët Hennessy-Louis Vuitton SE	221,302	169,949
	Chipotle Mexican Grill, Inc.[1]	2,239,950	140,333
	Amazon.com, Inc.[1]	532,410	102,888
	Renault SA	1,688,781	86,134
	Prosus NV, Class N	2,238,914	79,314
	Booking Holdings, Inc.	18,300	72,496
	MGM China Holdings, Ltd.	41,228,000	64,165
	MercadoLibre, Inc.[1]	24,475	40,222
	Evolution AB	367,568	38,304
	InterContinental Hotels Group PLC	360,000	37,743
	Trip.com Group, Ltd. (ADR)[1]	743,309	34,936
	Moncler SpA	449,770	27,544
	lululemon athletica, Inc.[1]	82,202	24,554
	LKQ Corp.	582,953	24,245
	Five Below, Inc.[1]	169,360	18,455
	Wynn Macau, Ltd.	21,430,000	17,586
	Ferrari NV (EUR denominated)	34,905	14,271
	Industria de Diseño Textil, SA	287,493	14,207
	YUM! Brands, Inc.	94,493	12,517
	Home Depot, Inc.	35,621	12,262
	Global-E Online, Ltd.[1]	300,000	10,881
			1,043,006

Financials 10.78%
	3i Group PLC	2,293,500	88,446
	Fiserv, Inc.[1]	573,419	85,462
	AXA SA	2,209,893	72,766
	Aon PLC, Class A	244,466	71,770
	Visa, Inc., Class A	259,088	68,003
	Blackstone, Inc.	366,835	45,414
	Axis Bank, Ltd.	2,813,670	42,634
	Citigroup, Inc.	617,255	39,171
	Tradeweb Markets, Inc., Class A	332,600	35,255
	CVC Capital Partners PLC[1]	1,742,744	31,981
	Prudential PLC	3,390,552	30,759
	Ameriprise Financial, Inc.	67,606	28,881
	Société Générale	1,134,000	26,477
	VZ Holding AG	201,422	25,804
	Banco Bilbao Vizcaya Argentaria, SA	2,408,000	24,023
	UBS Group AG	794,665	23,261

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Mastercard, Inc., Class A	49,000	$21,617
	CME Group, Inc., Class A	103,473	20,343
	Japan Post Insurance Co., Ltd.	985,600	19,186
	JPMorgan Chase & Co.	74,006	14,968
	Eurobank Ergasias Services and Holdings SA	6,819,248	14,765
	Swissquote Group Holding, Ltd.	43,329	13,615
	HDFC Bank, Ltd.	648,800	13,106
	FinecoBank SpA	635,542	9,471
	XP, Inc., Class A	474,027	8,338
	AIA Group, Ltd.	913,107	6,192
	Jackson Financial, Inc., Class A	44,327	3,292
	GMO Payment Gateway, Inc.	44,100	2,444
	Moscow Exchange MICEX-RTS PJSC[3]	12,640,000	— [4]
			887,444

Communication services 5.71%
	Alphabet, Inc., Class A	1,299,939	236,784
	Meta Platforms, Inc., Class A	242,200	122,122
	Publicis Groupe SA	400,000	42,397
	CTS Eventim AG & Co. KGaA	224,500	18,738
	Koninklijke KPN NV	3,959,172	15,172
	Bharti Airtel, Ltd.	868,779	15,001
	Tencent Holdings, Ltd.	297,100	14,101
	Nintendo Co., Ltd.	111,300	5,947
			470,262

Energy 3.98%
	Canadian Natural Resources, Ltd. (CAD denominated)	3,110,600	110,800
	Reliance Industries, Ltd.	1,571,621	58,833
	Schlumberger NV	1,172,369	55,312
	Chevron Corp.	143,573	22,458
	Exxon Mobil Corp.	152,500	17,556
	TotalEnergies SE	218,273	14,548
	EOG Resources, Inc.	110,903	13,959
	Galp Energia, SGPS, SA, Class B	640,186	13,525
	NAC Kazatomprom JSC (GDR)	257,665	10,320
	Cameco Corp. (CAD denominated)	209,198	10,293
	Gazprom PJSC[1,3]	8,346,000	— [4]
	LUKOIL Oil Co. PJSC[3]	246,300	— [4]
			327,604

Consumer staples 3.33%
	Monster Beverage Corp.[1]	852,204	42,568
	Walgreens Boots Alliance, Inc.	2,761,459	33,400
	Costco Wholesale Corp.	35,970	30,574
	British American Tobacco PLC	863,200	26,535
	Carrefour SA, non-registered shares	1,589,000	22,453
	Pernod Ricard SA	164,933	22,445
	Dollar General Corp.	155,180	20,520
	Philip Morris International, Inc.	167,000	16,922
	Keurig Dr Pepper, Inc.	501,530	16,751
	Kweichow Moutai Co., Ltd., Class A	74,500	15,025
	Nestlé SA	134,000	13,678
	Dollar Tree Stores, Inc.[1]	123,184	13,152
			274,023

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)

Materials 2.41%
	Linde PLC	248,153	$108,892
	Amcor PLC (CDI)	3,567,000	35,428
	LyondellBasell Industries NV	199,925	19,125
	First Quantum Minerals, Ltd.	1,128,850	14,828
	DSM-Firmenich AG	93,100	10,483
	Fortescue, Ltd.	659,105	9,416
			198,172

Real estate 0.17%
	CBRE Group, Inc., Class A1	156,366	13,934

Utilities 0.13%
	FirstEnergy Corp.	286,296	10,957
	Total common stocks (cost: $4,863,595,000)		7,943,782
Preferred securities 0.22%
Information technology 0.22%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	18,658
	Total preferred securities (cost: $10,959,000)		18,658
	Short-term securities 3.64%
Money market investments 3.59%
	Capital Group Central Cash Fund 5.37%[5,6]	2,951,865	295,186

Money market investments purchased with collateral from securities on loan 0.05%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[5,7]	4,309,690	4,310
	Total short-term securities (cost: $299,482,000)		299,496
	Total investment securities 100.34% (cost: $5,174,036,000)		8,261,936
	Other assets less liabilities (0.34)%		(28,302)
	Net assets 100.00%		$8,233,634
Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.59%
Money market investments 3.59%
Capital Group Central Cash Fund 5.37%[5]	$295,088	$1,572,164	$1,572,062	$(31)	$27	$295,186	$11,421

American Funds Insurance Series	4

Global Growth Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $4,457,000, which represented .05% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 6/30/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
Refer to the notes to financial statements.

5	American Funds Insurance Series

Global Small Capitalization Fund
Investment portfolio June 30, 2024unaudited

Common stocks 97.33%		Shares	Value (000)
Industrials 26.37%
	Stericycle, Inc.[1]	1,061,241	$61,690
	International Container Terminal Services, Inc.	9,163,480	54,732
	CBIZ, Inc.[1]	708,466	52,497
	Saia, Inc.[1]	68,952	32,703
	Trelleborg AB, Class B	741,923	28,744
	Hensoldt AG	730,761	26,866
	Sulzer AG	151,412	20,923
	ICF International, Inc.	140,898	20,918
	Cleanaway Waste Management, Ltd.	11,082,998	20,468
	Visional, Inc.[1,2]	453,108	20,343
	Diploma PLC	377,968	19,721
	MISUMI Group, Inc.	1,143,106	19,551
	AZEK Co., Inc. (The), Class A1	443,915	18,702
	UL Solutions, Inc., Class A	433,500	18,289
	Wizz Air Holdings PLC[1]	582,688	16,479
	Interpump Group SpA	365,871	16,185
	Instalco AB	4,098,065	15,657
	Qantas Airways, Ltd.[1]	3,657,608	14,232
	VSE Corp.	151,194	13,347
	Cargotec OYJ, Class B, non-registered shares	162,508	13,063
	NORMA Group SE, non-registered shares	640,303	11,844
	Delhivery Ltd.[1]	2,384,307	11,386
	Alaska Air Group, Inc.[1]	268,976	10,867
	Comfort Systems USA, Inc.	35,109	10,677
	Godrej Industries, Ltd.[1]	1,032,000	10,537
	First Advantage Corp.	653,201	10,497
	Inox Wind, Ltd.	6,118,031	10,318
	IMCD NV	74,492	10,312
	XPO, Inc.[1]	92,617	9,831
	Nexans SA	88,349	9,730
	Carel Industries SpA	524,806	9,723
	LS Electric Co., Ltd.	59,988	9,640
	Fasadgruppen Group AB	1,574,074	9,183
	Dayforce, Inc.[1]	176,930	8,776
	Engcon AB, Class B2	1,070,647	8,768
	Rumo SA	2,272,441	8,423
	KEI Industries, Ltd.	154,935	8,176
	EuroGroup Laminations SpA[2]	1,841,164	8,037
	Applied Industrial Technologies, Inc.	40,766	7,909
	Reliance Worldwide Corp., Ltd.	2,633,607	7,891
	Trex Co., Inc.[1]	102,977	7,633
	GVS SpA[1]	1,021,101	7,172
	TriNet Group, Inc.	69,983	6,998
	Beijer Ref AB, Class B	445,805	6,903
	Burckhardt Compression Holding AG	9,963	6,525
	Addtech AB, Class B	245,222	6,114
	TELUS International (Cda), Inc., subordinate voting shares[1]	1,038,769	6,004
	SIS, Ltd.[1]	1,064,190	5,731
	Daiseki Co., Ltd.	233,700	5,441
	ATS Corp.[1]	159,326	5,156
	Embraer SA1	758,700	4,906
	Alfen NV1	252,591	4,656
	DL E&C Co., Ltd.	177,600	4,159
	Howden Joinery Group PLC	367,287	4,058
	ManpowerGroup, Inc.	57,609	4,021
	Loar Holdings, Inc.[1,2]	71,100	3,797
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	525,900	3,345
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[1,2]	413,400	261
	MonotaRO Co., Ltd.[2]	300,200	3,536
	SPIE SA	89,141	3,243

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	REV Group, Inc.	91,177	$2,269
	Herc Holdings, Inc.	15,514	2,068
	IndiaMart InterMesh, Ltd.	60,563	1,945
	Boyd Group Services, Inc.	7,695	1,445
	McGrath RentCorp[2]	4,607	491
	Ariston Holding NV2	105,809	436
			805,948

Consumer discretionary 16.21%
	Skechers USA, Inc., Class A1	700,000	48,384
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	5,422,969	40,455
	DraftKings, Inc., Class A1	1,000,000	38,170
	CAVA Group, Inc.[1]	318,211	29,514
	Light & Wonder, Inc.[1]	279,658	29,331
	Lands’ End, Inc.[1,3]	2,100,000	28,539
	Thor Industries, Inc.	301,656	28,190
	YETI Holdings, Inc.[1]	466,300	17,789
	Evolution AB	164,961	17,190
	Ollies Bargain Outlet Holdings, Inc.[1]	167,768	16,470
	Ermenegildo Zegna NV2	1,316,123	15,583
	Inchcape PLC	1,645,703	15,489
	Wyndham Hotels & Resorts, Inc.	200,796	14,859
	Zalando SE, non-registered shares[1]	599,581	14,016
	Entain PLC	1,708,574	13,527
	MRF, Ltd.	6,769	10,491
	Boot Barn Holdings, Inc.[1]	79,159	10,206
	Tube Investments of India, Ltd.	176,600	8,962
	Five Below, Inc.[1]	81,296	8,859
	TopBuild Corp.[1]	22,196	8,551
	On Holding AG, Class A1	208,425	8,087
	Chalet Hotels, Ltd.[1]	790,221	7,605
	Shoei Co., Ltd.	563,400	6,885
	Steven Madden, Ltd.	145,406	6,151
	Arhaus, Inc., Class A	343,575	5,820
	Aditya Vision, Ltd.	62,272	3,323
	Aditya Vision, Ltd.[4]	38,441	2,052
	Lottomatica Group SpA	441,449	5,323
	International Game Technology PLC	252,200	5,160
	tonies SE, Class A1	687,000	5,047
	Camping World Holdings, Inc., Class A	276,559	4,939
	Haichang Ocean Park Holdings, Ltd.[1,2]	41,547,000	3,727
	EIH, Ltd.	724,032	3,697
	Smartfit Escola de Ginástica e Dança SA	909,317	3,514
	Sanrio Co., Ltd.	180,100	3,322
	Elior Group SA1	1,153,174	3,246
	First Watch Restaurant Group, Inc.[1,2]	105,725	1,856
	Opmobility	93,246	901
			495,230

Information technology 15.63%
	PAR Technology Corp.[1]	846,492	39,861
	PAR Technology Corp.[1,5]	325,484	15,327
	Maruwa Co., Ltd.	110,901	26,664
	Insight Enterprises, Inc.[1]	118,240	23,454
	GitLab, Inc., Class A1	464,256	23,083
	MACOM Technology Solutions Holdings, Inc.[1]	190,000	21,179
	Confluent, Inc., Class A1	647,799	19,129
	Silicon Laboratories, Inc.[1]	161,697	17,888
	Tokyo Seimitsu Co., Ltd.	223,223	16,958
	Credo Technology Group Holding, Ltd.[1]	520,402	16,622
	Pegasystems, Inc.	268,191	16,234
	eMemory Technology, Inc.	201,430	15,836

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Nordic Semiconductor ASA[1]	1,136,540	$15,152
	Klaviyo, Inc., Class A1	566,791	14,107
	Tanla Platforms, Ltd.	1,220,333	13,734
	Qorvo, Inc.[1]	104,345	12,108
	SUMCO Corp.[2]	822,300	11,943
	Topicus.com, Inc., subordinate voting shares	139,094	11,896
	Kokusai Electric Corp.[2]	401,100	11,822
	Semtech Corp.[1]	383,121	11,448
	INFICON Holding AG	7,397	11,191
	Wolfspeed, Inc.[1]	468,848	10,671
	ALTEN SA, non-registered shares	95,793	10,559
	Softcat PLC	370,983	8,526
	MKS Instruments, Inc.	56,170	7,335
	King Slide Works Co., Ltd.[1]	190,000	7,182
	Smartsheet, Inc., Class A1	149,320	6,582
	HPSP Co., Ltd.	215,585	6,163
	MongoDB, Inc., Class A1	23,300	5,824
	Riken Keiki Co., Ltd.	204,800	5,395
	Bentley Systems, Inc., Class B	102,734	5,071
	Alphawave IP Group PLC[1]	2,612,177	4,734
	BE Semiconductor Industries NV	28,225	4,716
	Xiamen Faratronic Co., Ltd., Class A	384,267	4,025
	Keywords Studios PLC	123,720	3,602
	Aspen Technology, Inc.[1]	17,052	3,387
	ASMPT, Ltd.	240,000	3,345
	Globant SA1	17,730	3,161
	SentinelOne, Inc., Class A1	143,800	3,027
	LEM Holding SA	1,860	2,960
	Unity Software, Inc.[1]	160,503	2,610
	Silvaco Group, Inc.[1,2]	121,785	2,190
	Yotpo, Ltd.[1,5,6]	678,736	964
			477,665

Health care 14.74%
	Haemonetics Corp.[1]	833,183	68,930
	Insulet Corp.[1]	207,210	41,815
	Max Healthcare Institute, Ltd.	2,758,703	31,021
	Ensign Group, Inc. (The)	223,488	27,643
	Bachem Holding AG	231,879	21,312
	Structure Therapeutics, Inc. (ADR)[1]	507,303	19,922
	Masimo Corp.[1]	145,613	18,338
	iRhythm Technologies, Inc.[1]	163,088	17,555
	Ambu AS, Class B, non-registered shares[1]	891,212	17,117
	Vaxcyte, Inc.[1]	216,472	16,346
	CONMED Corp.	233,934	16,216
	Denali Therapeutics, Inc.[1]	672,969	15,626
	ICON PLC[1]	46,061	14,439
	DiaSorin Italia SpA	142,930	14,200
	Glenmark Pharmaceuticals, Ltd.	855,987	12,635
	Hapvida Participações e Investimentos SA1	18,340,235	12,566
	Aster DM Healthcare, Ltd.	2,655,930	11,045
	Integra LifeSciences Holdings Corp.[1]	359,697	10,481
	Encompass Health Corp.	117,866	10,112
	IDEAYA Biosciences, Inc.[1]	285,721	10,032
	Immunovant, Inc.[1]	195,870	5,171
	BridgeBio Pharma, Inc.[1,5]	134,457	3,406
	BridgeBio Pharma, Inc.[1]	68,966	1,747
	LivaNova PLC[1]	93,282	5,114
	Medmix AG	299,727	4,521
	Angelalign Technology, Inc.[2]	547,348	3,979
	Integer Holdings Corp.[1]	33,364	3,863
	Nordhealth AS, Class A1	1,228,343	3,626

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Establishment Labs Holdings, Inc.[1]	73,255	$3,329
	Ocumension Therapeutics[1]	3,095,983	2,715
	Indegene, Ltd.[1,4]	221,331	1,476
	Indegene, Ltd.[1]	69,104	461
	Vimian Group AB (publ)[1,2]	578,147	1,878
	WuXi XDC Cayman, Inc.[1,2]	759,000	1,682
			450,319

Financials 9.66%
	Cholamandalam Investment and Finance Co., Ltd.	2,252,839	38,269
	HDFC Asset Management Co., Ltd.	780,039	37,364
	Eurobank Ergasias Services and Holdings SA	11,977,160	25,933
	Stifel Financial Corp.	271,050	22,809
	IIFL Finance, Ltd.	3,669,495	22,598
	Banco del Bajio, SA	6,505,035	19,737
	Janus Henderson Group PLC	470,000	15,844
	Five-Star Business Finance, Ltd.[1]	1,220,380	11,600
	360 ONE WAM, Ltd.	956,000	11,178
	Vontobel Holding AG	159,480	9,555
	Aditya Birla Capital, Ltd.[1]	2,694,788	7,688
	SiriusPoint, Ltd.[1]	550,000	6,710
	Fukuoka Financial Group, Inc.	250,000	6,709
	Asia Commercial Joint Stock Bank	6,666,205	6,669
	Banc of California, Inc.	494,940	6,325
	Patria Investments, Ltd., Class A	508,200	6,129
	Glacier Bancorp, Inc.	149,091	5,564
	EFG International AG	334,117	4,917
	Lazard, Inc., Class A	123,250	4,706
	Hilltop Holdings, Inc.	150,000	4,692
	Bridgepoint Group PLC	1,670,890	4,660
	AvidXchange Holdings, Inc.[1]	365,286	4,405
	Haci Ömer Sabanci Holding AS	1,148,843	3,393
	Remgro, Ltd.	343,647	2,562
	Discovery, Ltd.	327,356	2,423
	Capitec Bank Holdings, Ltd.	15,161	2,190
	JB Financial Group Co., Ltd.	39,902	423
			295,052

Communication services 4.42%
	Lions Gate Entertainment Corp., Class B1	4,462,841	38,247
	Indosat Tbk PT	38,357,467	25,024
	JCDecaux SE1	976,059	19,110
	Lionsgate Studios Corp.[1]	2,076,844	16,739
	Nexstar Media Group, Inc.	67,878	11,268
	Rightmove PLC	1,581,453	10,687
	Future PLC	725,708	9,645
	Bharti Hexacom, Ltd.[1]	124,501	1,660
	Bharti Hexacom, Ltd.[1,4]	92,729	1,237
	IHS Holding, Ltd.[1,2]	493,000	1,578
			135,195

Materials 3.97%
	Sumitomo Bakelite Co., Ltd.	702,159	20,647
	Nissan Chemical Corp.	457,100	14,446
	Materion Corp.	128,316	13,875
	Lundin Mining Corp.	1,000,000	11,133
	Huhtamäki OYJ	250,000	10,022
	Zeon Corp.	1,100,000	9,151
	Vidrala, SA, non-registered shares	64,918	7,302
	Arcadium Lithium PLC[1]	2,099,779	7,055
	LANXESS AG	282,599	6,939
	Resonac Holdings Co., Ltd.	242,900	5,358

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Cabot Corp.	48,229	$4,432
	Gujarat Fluorochemicals, Ltd.	89,266	3,412
	NV Bekaert SA	53,808	2,252
	Mayr-Melnhof Karton AG, non-registered shares	17,479	2,098
	Umicore SA	127,835	1,918
	Alcoa Corp.	35,000	1,392
			121,432

Real estate 2.62%
	Embassy Office Parks REIT	6,652,704	28,284
	Altus Group, Ltd.[2]	340,710	12,582
	Macrotech Developers, Ltd.	442,564	7,971
	ESR-Logos REIT	36,822,373	7,323
	Fibra Uno Administración REIT, SA de CV	5,679,172	6,978
	Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	5,684
	Mindspace Business Parks REIT	1,250,000	4,991
	Charter Hall Group REIT	587,917	4,352
	PotlatchDeltic Corp. REIT	49,593	1,954
			80,119

Energy 1.57%
	Diamond Offshore Drilling, Inc.[1]	1,142,513	17,698
	Aegis Logistics, Ltd.	1,041,407	10,858
	Weatherford International[1]	55,696	6,820
	Helmerich & Payne, Inc.	167,387	6,049
	Vista Energy, SAB de CV, Class A (ADR)[1]	132,280	6,016
	United Tractors Tbk PT	321,000	431
			47,872

Utilities 1.40%
	Talen Energy Corp.[1]	92,500	10,269
	ENN Energy Holdings, Ltd.	1,205,597	9,927
	ACEN Corp.	101,171,292	8,633
	SembCorp Industries, Ltd.	1,536,800	5,434
	Neoenergia SA	1,393,872	4,630
	Black Hills Corp.	71,061	3,864
			42,757

Consumer staples 0.74%
	Redcare Pharmacy NV, non-registered shares[1]	50,748	6,203
	Kobe Bussan Co., Ltd.	273,900	6,095
	Universal Robina Corp.	2,508,160	4,761
	TreeHouse Foods, Inc.[1]	83,498	3,059
	Bakkafrost P/F	49,682	2,513
			22,631
	Total common stocks (cost: $2,290,967,000)		2,974,220
Preferred securities 0.61%
Information technology 0.55%
	SmartHR, Inc., Series D, preferred shares[1,5,6]	3,006	9,299
	Yotpo, Ltd., Series F, preferred shares[1,5,6]	2,158,609	3,065
	Yotpo, Ltd., Series B, preferred shares[1,5,6]	287,894	409
	Yotpo, Ltd., Series C, preferred shares[1,5,6]	274,070	389
	Yotpo, Ltd., Series A-1, preferred shares[1,5,6]	183,819	261
	Yotpo, Ltd., Series A, preferred shares[1,5,6]	89,605	128
	Yotpo, Ltd., Series C-1, preferred shares[1,5,6]	75,980	108

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Preferred securities (continued)		Shares	Value (000)
Information technology (continued)
	Yotpo, Ltd., Series D, preferred shares[1,5,6]	42,368	$60
	Yotpo, Ltd., Series B-1, preferred shares[1,5,6]	33,838	48
	Outreach Corp., Series G, preferred shares[1,5,6]	154,354	2,913
			16,680

Financials 0.06%
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	400,000	1,920
	Total preferred securities (cost: $27,306,000)		18,600
Short-term securities 3.14%
Money market investments 2.63%
	Capital Group Central Cash Fund 5.37%[3,7]	805,122	80,512

Money market investments purchased with collateral from securities on loan 0.51%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,8]	7,533,953	7,534
	Capital Group Central Cash Fund 5.37%[3,7,8]	49,265	4,926
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[7,8]	3,041,946	3,042
			15,502
	Total short-term securities (cost: $96,015,000)		96,014
	Total investment securities 101.08% (cost: $2,414,288,000)		3,088,834
	Other assets less liabilities (1.08)%		(33,084)
	Net assets 100.00%		$3,055,750
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.93%
Consumer discretionary 0.93%
Lands’ End, Inc.[1]	$20,076	$—	$—	$—	$8,463	$28,539	$—
Short-term securities 2.79%
Money market investments 2.63%
Capital Group Central Cash Fund 5.37%[7]	112,453	255,315	287,269	7	6	80,512	2,890
Money market investments purchased with collateral from securities on loan 0.16%
Capital Group Central Cash Fund 5.37%[7,8]	4,926					4,926	— [9]
Total short-term securities						85,438
Total 3.72%				$7	$8,469	$113,977	$2,890

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PAR Technology Corp.[1]	3/8/2024	$12,580	$15,327	.50%
SmartHR, Inc., Series D, preferred shares[1,6]	5/28/2021	14,344	9,299.30
Yotpo, Ltd., Series F, preferred shares[1,6]	2/25/2021	4,748	3,065.10
Yotpo, Ltd.[1,6]	3/16/2021	1,418	964.03
Yotpo, Ltd., Series B, preferred shares[1,6]	3/16/2021	602	409.01
Yotpo, Ltd., Series C, preferred shares[1,6]	3/16/2021	573	389.01
Yotpo, Ltd., Series A-1, preferred shares[1,6]	3/16/2021	384	261.01
Yotpo, Ltd., Series A, preferred shares[1,6]	3/16/2021	187	128.01
Yotpo, Ltd., Series C-1, preferred shares[1,6]	3/16/2021	159	108.01
Yotpo, Ltd., Series D, preferred shares[1,6]	3/16/2021	88	60	.00 [10]
Yotpo, Ltd., Series B-1, preferred shares[1,6]	3/16/2021	71	48	.00 [10]
BridgeBio Pharma, Inc.[1]	9/25/2023	3,667	3,406.11
Outreach Corp., Series G, preferred shares[1,6]	5/27/2021	4,517	2,913.10
Total		$43,338	$36,377	1.19%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $41,131,000, which represented 1.35% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $4,765,000, which represented 0.15% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $36,377,000, which represented 1.19% of the net assets of the fund.

[6]	Value determined using significant unobservable inputs.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[10]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	12

Growth Fund
Investment portfolio June 30, 2024unaudited

Common stocks 97.67%		Shares	Value (000)
Information technology 23.92%
	Microsoft Corp.	5,261,508	$2,351,631
	NVIDIA Corp.	10,903,359	1,347,001
	Broadcom, Inc.	820,501	1,317,339
	Apple, Inc.	4,098,141	863,151
	Salesforce, Inc.	2,143,447	551,080
	Shopify, Inc., Class A, subordinate voting shares[1]	7,195,403	475,256
	Cloudflare, Inc., Class A1	5,111,309	423,370
	Taiwan Semiconductor Manufacturing Co., Ltd.	7,238,000	215,269
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,184,828	205,935
	ASML Holding NV	203,694	210,150
	ASML Holding NV (ADR)	181,768	185,900
	MicroStrategy, Inc., Class A1,2	226,207	311,596
	Applied Materials, Inc.	1,258,469	296,986
	Synopsys, Inc.[1]	459,300	273,311
	Micron Technology, Inc.	2,006,001	263,849
	Constellation Software, Inc.	63,212	182,138
	Motorola Solutions, Inc.	408,500	157,702
	Adobe, Inc.[1]	264,824	147,120
	Dell Technologies, Inc., Class C	921,002	127,015
	SAP SE	477,361	96,921
	ServiceNow, Inc.[1]	112,779	88,720
	DocuSign, Inc.[1]	1,640,524	87,768
	Wolfspeed, Inc.[1]	2,041,003	46,453
	Unity Software, Inc.[1]	2,625,443	42,690
	RingCentral, Inc., Class A1	1,465,500	41,327
	ASM International NV	52,525	40,008
	Roper Technologies, Inc.	61,350	34,581
	MongoDB, Inc., Class A1	99,000	24,746
	Fair Isaac Corp.[1]	13,994	20,832
	Flex, Ltd.[1]	670,000	19,758
	Atlassian Corp., Class A1	97,462	17,239
	MKS Instruments, Inc.	101,047	13,195
	Stripe, Inc., Class B1,3,4	168,598	4,384
			10,484,421

Communication services 19.84%
	Meta Platforms, Inc., Class A	7,425,244	3,743,957
	Netflix, Inc.[1]	3,022,121	2,039,569
	Alphabet, Inc., Class C	6,594,652	1,209,591
	Alphabet, Inc., Class A	4,309,284	784,936
	Charter Communications, Inc., Class A1	1,020,153	304,985
	Snap, Inc., Class A, nonvoting shares[1]	14,000,000	232,540
	Frontier Communications Parent, Inc.[1]	4,298,912	112,546
	Take-Two Interactive Software, Inc.[1]	492,195	76,531
	Pinterest, Inc., Class A1	1,652,216	72,813
	Comcast Corp., Class A	1,343,725	52,620
	T-Mobile US, Inc.	265,000	46,688
	Electronic Arts, Inc.	133,146	18,551
			8,695,327

Health care 14.97%
	Regeneron Pharmaceuticals, Inc.[1]	895,033	940,707
	Intuitive Surgical, Inc.[1]	2,058,000	915,501
	Eli Lilly and Co.	755,720	684,214
	Vertex Pharmaceuticals, Inc.[1]	1,384,508	648,947
	UnitedHealth Group, Inc.	1,232,278	627,550
	Alnylam Pharmaceuticals, Inc.[1]	2,043,063	496,464
	Thermo Fisher Scientific, Inc.	411,071	227,322
	Boston Scientific Corp.[1]	2,784,352	214,423
	Novo Nordisk AS, Class B	1,392,492	198,926
	HCA Healthcare, Inc.	535,904	172,175
	Moderna, Inc.[1]	1,200,000	142,500

13	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Centene Corp.[1]	2,042,755	$135,435
	QIAGEN NV1	2,651,780	108,962
	Abbott Laboratories	997,405	103,640
	Danaher Corp.	408,661	102,104
	DexCom, Inc.[1]	850,000	96,373
	Sarepta Therapeutics, Inc.[1]	548,342	86,638
	Mettler-Toledo International, Inc.[1]	57,256	80,020
	NovoCure, Ltd.[1]	3,865,163	66,210
	Ascendis Pharma AS (ADR)[1]	444,896	60,675
	AstraZeneca PLC	343,952	53,621
	Guardant Health, Inc.[1]	1,705,050	49,242
	Molina Healthcare, Inc.[1]	159,150	47,315
	Insmed, Inc.[1]	606,606	40,643
	Bristol-Myers Squibb Co.	944,357	39,219
	Exact Sciences Corp.[1]	920,029	38,871
	Align Technology, Inc.[1]	143,900	34,742
	Verily Life Sciences, LLC[1,3,4]	300,178	31,351
	Veeva Systems, Inc., Class A1	166,698	30,507
	BioNTech SE (ADR)[1]	309,473	24,869
	IQVIA Holdings, Inc.[1]	105,500	22,307
	Amgen, Inc.	55,569	17,363
	CRISPR Therapeutics AG1	262,678	14,187
	McKesson Corp.	15,119	8,830
	Biohaven, Ltd.[1]	65,550	2,275
			6,564,128

Consumer discretionary 12.21%
	Tesla, Inc.[1]	7,656,300	1,515,029
	Amazon.com, Inc.[1]	3,964,578	766,155
	Royal Caribbean Cruises, Ltd.[1]	2,278,615	363,280
	DoorDash, Inc., Class A1	3,000,000	326,340
	Chipotle Mexican Grill, Inc.[1]	3,809,000	238,634
	Airbnb, Inc., Class A1	1,480,898	224,548
	Home Depot, Inc.	565,000	194,496
	Tractor Supply Co.	665,000	179,550
	Hermès International	61,000	140,404
	D.R. Horton, Inc.	941,600	132,700
	Booking Holdings, Inc.	32,488	128,701
	Amadeus IT Group SA, Class A, non-registered shares	1,846,641	122,886
	Norwegian Cruise Line Holdings, Ltd.[1]	6,094,950	114,524
	Aramark	3,218,114	109,480
	Evolution AB	1,012,589	105,521
	NIKE, Inc., Class B	1,347,886	101,590
	O’Reilly Automotive, Inc.[1]	79,800	84,274
	Floor & Decor Holdings, Inc., Class A1	792,300	78,762
	YUM! Brands, Inc.	451,544	59,811
	Burlington Stores, Inc.[1]	181,389	43,533
	Aptiv PLC[1]	584,134	41,135
	Churchill Downs, Inc.	208,489	29,105
	Polaris, Inc.	371,000	29,053
	Flutter Entertainment PLC[1]	154,604	28,194
	Five Below, Inc.[1]	252,000	27,460
	Wayfair, Inc., Class A1	514,000	27,103
	Helen of Troy, Ltd.[1]	269,597	25,002
	TopBuild Corp.[1]	53,811	20,732
	Salvatore Ferragamo SpA	2,174,477	18,360
	Hilton Worldwide Holdings, Inc.	78,119	17,046
	YETI Holdings, Inc.[1]	372,600	14,215
	Caesars Entertainment, Inc.[1]	356,300	14,159

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Skyline Champion Corp.[1]	186,640	$12,645
	Service Corp. International	155,236	11,042
	DraftKings, Inc., Class A1	166,681	6,362
			5,351,831

Industrials 10.92%
	TransDigm Group, Inc.	733,363	936,952
	General Electric Co.	2,810,266	446,748
	Uber Technologies, Inc.[1]	6,127,000	445,310
	Carrier Global Corp.	4,484,703	282,895
	United Rentals, Inc.	316,113	204,440
	Ingersoll-Rand, Inc.	2,141,709	194,553
	Eaton Corp. PLC	551,178	172,822
	Ryanair Holdings PLC (ADR)	1,466,022	170,704
	Ryanair Holdings PLC	96,554	1,685
	Caterpillar, Inc.	499,375	166,342
	Jacobs Solutions, Inc.	1,102,200	153,988
	Equifax, Inc.	616,955	149,587
	Quanta Services, Inc.	572,626	145,499
	Boeing Co.[1]	609,759	110,982
	MTU Aero Engines AG	430,587	110,091
	Airbus SE, non-registered shares	770,328	106,217
	United Airlines Holdings, Inc.[1]	1,924,540	93,648
	Old Dominion Freight Line, Inc.	490,000	86,534
	Republic Services, Inc.	437,004	84,927
	Genpact, Ltd.	2,636,874	84,881
	FTAI Aviation, Ltd.	820,915	84,743
	Dayforce, Inc.[1]	1,586,142	78,673
	Southwest Airlines Co.	2,515,000	71,954
	Core & Main, Inc., Class A1	1,293,294	63,294
	ITT, Inc.	343,000	44,309
	Northrop Grumman Corp.	94,803	41,329
	HEICO Corp.	179,400	40,116
	TransUnion	458,081	33,971
	GE Vernova, Inc.[1]	192,016	32,933
	Canadian Pacific Kansas City, Ltd.	376,000	29,602
	XPO, Inc.[1]	263,564	27,977
	Dun & Bradstreet Holdings, Inc.	2,339,500	21,664
	FedEx Corp.	68,327	20,487
	Saia, Inc.[1]	37,514	17,793
	Safran SA	64,065	13,478
	Paylocity Holding Corp.[1]	95,655	12,612
	Willscot Mobile Mini Holdings Corp., Class A1	76,371	2,875
	Einride AB1,3,4	78,648	2,674
			4,789,289

Financials 6.96%
	Visa, Inc., Class A	2,761,359	724,774
	Bank of America Corp.	7,760,600	308,639
	KKR & Co., Inc.	2,878,557	302,939
	Fiserv, Inc.[1]	1,833,900	273,325
	Mastercard, Inc., Class A	614,033	270,887
	Blackstone, Inc.	1,315,765	162,892
	Toast, Inc., Class A1	5,953,559	153,423
	Apollo Asset Management, Inc.	1,286,147	151,855
	Marsh & McLennan Companies, Inc.	403,461	85,017
	Brookfield Corp., Class A	1,763,605	73,260
	Affirm Holdings, Inc., Class A1	1,999,051	60,391
	Block, Inc., Class A1	920,219	59,345
	Blue Owl Capital, Inc., Class A	3,123,772	55,447
	Truist Financial Corp.	1,350,366	52,462
	Ryan Specialty Holdings, Inc., Class A	870,000	50,382

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Progressive Corp.	241,257	$50,112
	UBS Group AG	1,535,000	44,932
	Capital One Financial Corp.	313,000	43,335
	Ares Management Corp., Class A	310,500	41,383
	Intercontinental Exchange, Inc.	188,000	25,735
	MSCI, Inc.	47,348	22,810
	Aon PLC, Class A	65,600	19,259
	Arch Capital Group, Ltd.[1]	159,854	16,128
	Discover Financial Services	26,400	3,453
			3,052,185

Energy 3.75%
	Halliburton Co.	11,600,000	391,848
	Schlumberger NV	6,356,000	299,876
	EOG Resources, Inc.	1,969,064	247,846
	Canadian Natural Resources, Ltd. (CAD denominated)	6,443,281	229,510
	Cenovus Energy, Inc. (CAD denominated)	9,017,019	177,236
	MEG Energy Corp.[1]	6,251,958	133,763
	EQT Corp.	1,676,328	61,991
	Tourmaline Oil Corp.	1,080,400	49,003
	ConocoPhillips	313,568	35,866
	New Fortress Energy, Inc., Class A2	829,000	18,222
			1,645,161

Consumer staples 2.65%
	Costco Wholesale Corp.	287,855	244,674
	Performance Food Group Co.[1]	3,559,500	235,318
	Dollar General Corp.	1,701,791	225,028
	Target Corp.	900,000	133,236
	Dollar Tree Stores, Inc.[1]	1,048,471	111,945
	Philip Morris International, Inc.	711,723	72,119
	Constellation Brands, Inc., Class A	206,399	53,102
	Monster Beverage Corp.[1]	866,500	43,282
	Keurig Dr Pepper, Inc.	903,000	30,160
	Celsius Holdings, Inc.[1]	197,664	11,285
			1,160,149

Materials 1.52%
	Wheaton Precious Metals Corp.	2,252,500	118,076
	ATI, Inc.[1]	2,086,140	115,677
	Linde PLC	261,960	114,951
	Grupo México, SAB de CV, Series B	19,156,155	103,042
	Royal Gold, Inc.	599,000	74,971
	Franco-Nevada Corp.	340,400	40,359
	Albemarle Corp.	372,000	35,533
	Vulcan Materials Co.	130,000	32,328
	Glencore PLC	5,275,000	30,077
			665,014

Utilities 0.78%
	Constellation Energy Corp.	989,351	198,137
	PG&E Corp.	8,221,738	143,552
			341,689

Real estate 0.15%
	Zillow Group, Inc., Class C, nonvoting shares[1]	1,198,327	55,590
	CoStar Group, Inc.[1]	143,416	10,633
			66,223
	Total common stocks (cost: $19,726,136,000)		42,815,417

American Funds Insurance Series	16

Growth Fund (continued)
Preferred securities 0.27%		Shares	Value (000)
Information technology 0.24%
	Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	$71,847
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,369
	PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	30,267
	Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,751
			106,234

Industrials 0.03%
	ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,4,5]	153,713	5,027
	ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,4,5]	42,272	1,382
	Einride AB, Series C, preferred shares[1,3,4]	110,647	3,762
			10,171
	Total preferred securities (cost: $104,084,000)		116,405
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	53,352	— [6]

	Industrials 0.00%
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3,4]	31,704	— [6]
Total rights & warrants (cost: $0)			— [6]
Convertible stocks 0.01%
Materials 0.01%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	6,005
	Total convertible stocks (cost: $6,435,000)		6,005
Short-term securities 2.23%
Money market investments 2.15%
	Capital Group Central Cash Fund 5.37%[7,8]	9,409,715	940,971

Money market investments purchased with collateral from securities on loan 0.08%
	Capital Group Central Cash Fund 5.37%[7,8,9]	240,324	24,032
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,9]	8,092,847	8,093
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[7,9]	2,999,820	3,000
			35,125
	Total short-term securities (cost: $976,040,000)		976,096
	Total investment securities 100.18% (cost: $20,812,695,000)		43,913,923
	Other assets less liabilities (0.18)%		(79,268)
	Net assets 100.00%		$43,834,655

17	American Funds Insurance Series

Growth Fund (continued)
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.20%
Money market investments 2.15%
Capital Group Central Cash Fund 5.37%[7]	$588,273	$2,478,043	$2,125,362	$(28)	$45	$940,971	$27,383
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.37%[7,9]	5,032	19,000 [10]				24,032	— [11]
Total 2.20%				$(28)	$45	$965,003	$27,383
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638	$71,847	.17%
Stripe, Inc., Class B1,3	5/6/2021	6,766	4,384.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,369	.00 [12]
Verily Life Sciences, LLC[1,3]	12/21/2018	37,000	31,351.07
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	30,267.07
Einride AB, Series C, preferred shares[1,3]	11/23/2022-2/21/2024	3,762	3,762.01
Einride AB1,3	2/1/2023	2,674	2,674	.00 [12]
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,5]	10/22/2021	10,452	5,027.01
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,5]	12/14/2023	1,382	1,382	.00 [12]
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3]	12/14/2023	— [6]	— [6]	.00 [12]
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	2,751.01
Total		$150,524	$154,814	.35%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $38,162,000, which represented .09% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $154,814,000, which represented .35% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

American Funds Insurance Series	18

International Fund
Investment portfolio June 30, 2024unaudited

Common stocks 96.42%		Shares	Value (000)
Industrials 17.53%
	Recruit Holdings Co., Ltd.	3,812,162	$205,166
	Airbus SE, non-registered shares	1,387,973	191,382
	Siemens AG	569,990	106,012
	Techtronic Industries Co., Ltd.	7,983,000	91,156
	Melrose Industries PLC	12,204,660	85,233
	Safran SA	395,229	83,151
	Diploma PLC	1,289,802	67,299
	MTU Aero Engines AG	229,720	58,734
	Ashtead Group PLC	795,298	52,990
	Rolls-Royce Holdings PLC[1]	8,817,090	50,966
	Volvo AB, Class B	1,865,267	47,851
	Kingspan Group PLC	496,546	42,070
	International Container Terminal Services, Inc.	6,806,450	40,654
	Daikin Industries, Ltd.	290,700	40,158
	Schneider Electric SE	94,008	22,431
	Rumo SA	5,353,005	19,841
	Thales SA	92,053	14,791
	Shenzhen Inovance Technology Co., Ltd., Class A	1,661,517	11,729
	Grab Holdings, Ltd., Class A1	3,032,099	10,764
	Deutsche Post AG	253,300	10,249
	NIBE Industrier AB, Class B	1,820,442	7,674
	Airports of Thailand PCL, foreign registered shares	4,083,600	6,414
	Larsen & Toubro, Ltd.	121,773	5,159
			1,271,874

Information technology 14.14%
	Taiwan Semiconductor Manufacturing Co., Ltd.	6,339,000	188,531
	SAP SE	807,953	164,043
	SK hynix, Inc.	813,514	137,964
	Shopify, Inc., Class A, subordinate voting shares[1]	2,005,603	132,470
	Samsung Electronics Co., Ltd.	1,568,557	92,178
	ASML Holding NV	66,028	68,121
	Renesas Electronics Corp.	1,975,500	37,299
	NICE, Ltd. (ADR)[1]	200,311	34,448
	Constellation Software, Inc.	11,144	32,110
	NXP Semiconductors NV	96,785	26,044
	Fujitsu, Ltd.	1,430,200	22,471
	Lasertec Corp.	86,000	19,430
	Tata Consultancy Services, Ltd.	407,049	19,000
	OBIC Co., Ltd.	134,500	17,369
	Keyence Corp.	34,000	15,000
	Disco Corp.	19,400	7,434
	NEC Corp.	79,411	6,493
	Canva, Inc.[1,2,3]	4,819	5,140
			1,025,545

Health care 12.89%
	Novo Nordisk AS, Class B	2,869,107	409,870
	Daiichi Sankyo Co., Ltd.	9,339,308	326,256
	UCB SA	340,362	50,441
	Sanofi	399,983	38,447
	AstraZeneca PLC	222,892	34,748
	Eurofins Scientific SE, non-registered shares	510,470	25,379
	Grifols, SA, Class A, non-registered shares[1]	2,252,585	18,851
	Insulet Corp.[1]	46,653	9,414
	Ambu AS, Class B, non-registered shares[1]	480,488	9,229
	bioMérieux SA	79,847	7,554
	WuXi AppTec Co., Ltd., Class H	920,200	3,449
	WuXi AppTec Co., Ltd., Class A	288,960	1,558
			935,196

19	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)		Shares	Value (000)

Materials 12.07%
	Glencore PLC	38,713,759	$220,737
	First Quantum Minerals, Ltd.	14,456,903	189,898
	Fortescue, Ltd.	9,297,560	132,825
	Ivanhoe Mines, Ltd., Class A1	4,152,270	53,571
	Ivanhoe Mines, Ltd., Class A1,3	3,675,281	47,417
	Shin-Etsu Chemical Co., Ltd.	1,525,800	59,348
	Rio Tinto PLC	607,516	39,990
	Anglo American PLC	1,244,014	39,130
	DSM-Firmenich AG	241,889	27,238
	Arkema SA	189,600	16,393
	Air Liquide SA	67,630	11,643
	Antofagasta PLC	387,237	10,268
	Grupo México, SAB de CV, Series B	1,803,200	9,699
	BASF SE	193,532	9,352
	Akzo Nobel NV	127,802	7,771
			875,280

Consumer discretionary 11.15%
	MercadoLibre, Inc.[1]	106,035	174,258
	adidas AG	481,188	114,842
	Maruti Suzuki India, Ltd.	447,149	64,324
	LVMH Moët Hennessy-Louis Vuitton SE	79,464	61,024
	Flutter Entertainment PLC[1]	329,610	60,108
	Evolution AB	549,600	57,273
	Ferrari NV (EUR denominated)	131,030	53,573
	Meituan, Class B1	2,607,700	36,946
	Sony Group Corp.	350,000	29,740
	Compagnie Financière Richemont SA, Class A	187,402	29,248
	Kering SA	77,668	28,235
	NEXT PLC	183,512	20,985
	Entain PLC	2,326,058	18,416
	PUMA SE, non-registered shares	276,959	12,729
	Zalando SE, non-registered shares[1]	467,567	10,930
	Sands China, Ltd.[1]	4,798,000	9,996
	Fast Retailing Co., Ltd.	33,500	8,499
	Galaxy Entertainment Group, Ltd.	1,820,000	8,477
	Hermès International	2,060	4,741
	Coupang, Inc., Class A1	205,714	4,310
			808,654

Financials 10.71%
	Nu Holdings Ltd., Class A1	14,180,495	182,787
	Banco Bilbao Vizcaya Argentaria, SA	10,041,451	100,177
	Aegon, Ltd.	10,831,321	66,872
	ING Groep NV	3,485,121	59,716
	AIA Group, Ltd.	8,508,476	57,696
	NatWest Group PLC	14,661,543	57,510
	Kotak Mahindra Bank, Ltd.	2,427,514	52,212
	Axis Bank, Ltd.	2,541,749	38,514
	Bajaj Finserv, Ltd.	1,272,550	24,212
	HDFC Bank, Ltd. (ADR)	207,750	13,364
	HDFC Bank, Ltd.	532,601	10,759
	FinecoBank SpA	1,183,344	17,634
	3i Group PLC	399,600	15,410
	Jio Financial Services, Ltd.[1]	3,024,434	12,948
	Bajaj Finance, Ltd.	151,942	12,936
	Bank Mandiri (Persero) Tbk PT	27,858,000	10,403
	Mizuho Financial Group, Inc.	452,800	9,482
	Bank Central Asia Tbk PT	13,486,900	8,136
	B3 SA - Brasil, Bolsa, Balcao	4,413,000	8,084

American Funds Insurance Series	20

International Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	KB Financial Group, Inc.	135,354	$7,675
	ICICI Bank, Ltd.	485,000	6,966
	Futu Holdings, Ltd. (ADR)[1]	52,123	3,420
			776,913

Energy 6.89%
	Reliance Industries, Ltd.	7,089,341	265,388
	Canadian Natural Resources, Ltd. (CAD denominated)	2,882,289	102,667
	Cenovus Energy, Inc. (CAD denominated)	4,716,328	92,703
	TotalEnergies SE	315,209	21,008
	Neste OYJ	777,534	13,789
	Shell PLC (GBP denominated)	125,376	4,506
			500,061

Communication services 5.05%
	Bharti Airtel, Ltd.	8,901,433	153,703
	Bharti Airtel, Ltd., interim shares	271,584	3,387
	Tencent Holdings, Ltd.	1,786,123	84,771
	Universal Music Group NV	2,138,913	63,404
	NetEase, Inc.	1,659,900	31,691
	Ubisoft Entertainment SA1	800,864	17,589
	Singapore Telecommunications, Ltd.	5,800,500	11,731
			366,276

Consumer staples 4.15%
	JBS SA1	12,787,767	73,820
	Danone SA	871,867	53,210
	Kweichow Moutai Co., Ltd., Class A	216,732	43,711
	Ajinomoto Co., Inc.	1,100,100	38,722
	Treasury Wine Estates, Ltd.	3,801,466	31,518
	Kobe Bussan Co., Ltd.	965,600	21,487
	Suntory Beverage & Food, Ltd.[4]	322,200	11,437
	Avenue Supermarts, Ltd.[1]	186,878	10,569
	Seven & i Holdings Co., Ltd.	764,200	9,308
	Barry Callebaut AG (Switzerland)	4,464	7,275
			301,057

Utilities 1.14%
	ENN Energy Holdings, Ltd.	5,578,460	45,932
	Engie SA	1,099,626	15,662
	E.ON SE	1,023,903	13,419
	SembCorp Industries, Ltd.	2,195,700	7,763
			82,776

Real estate 0.70%
	ESR Group, Ltd.	21,411,800	28,087
	Mitsui Fudosan Co., Ltd.	1,467,900	13,502
	Ayala Land, Inc.	18,147,800	8,827
			50,416
	Total common stocks (cost: $4,941,324,000)		6,994,048
Preferred securities 0.36%
Consumer discretionary 0.21%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	199,755	14,851

	Financials 0.10%
Itaú Unibanco Holding SA, preferred nominative shares	1,308,816	7,588

21	American Funds Insurance Series

International Fund (continued)
Preferred securities (continued)		Shares	Value (000)

Health care 0.04%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	522,350	$3,223

Information technology 0.01%
	Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	422	450
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	18	19
	Canva, Inc., Series A-4, noncumulative preferred shares[1,2,3]	1	1
			470
	Total preferred securities (cost: $35,361,000)		26,132
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	7,730	— [5]
	Total rights & warrants (cost: $0)		— [5]
	Short-term securities 3.51%
Money market investments 3.51%
	Capital Group Central Cash Fund 5.37%[6,7]	2,547,039	254,704
	Total short-term securities (cost: $254,706,000)		254,704
	Total investment securities 100.29% (cost: $5,231,391,000)		7,274,884
	Other assets less liabilities (0.29)%		(20,968)
	Net assets 100.00%		$7,253,916
Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.51%
Money market investments 3.51%
Capital Group Central Cash Fund 5.37%[6]	$202,026	$962,313	$909,613	$(19)	$(3)	$254,704	$6,516
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$47,417	.65%
Canva, Inc.[1,2]	8/26/2021-11/4/2021	8,215	5,140.07
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	719	450.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	31	19	.00 [8]
Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00 [8]
Total		$41,929	$53,027	.73%

American Funds Insurance Series	22

International Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $53,027,000, which represented .73% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $9,093,000, which represented .13% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 6/30/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
Refer to the notes to financial statements.

23	American Funds Insurance Series

New World Fund
Investment portfolio June 30, 2024unaudited

Common stocks 91.00%		Shares	Value (000)
Information technology 16.46%
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,555,269	$135,480
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,625	1,673
	Microsoft Corp.	228,056	101,930
	NVIDIA Corp.	465,601	57,520
	Broadcom, Inc.	30,144	48,397
	ASML Holding NV	35,752	36,885
	Samsung Electronics Co., Ltd.	372,411	21,885
	Synopsys, Inc.[1]	33,525	19,949
	SK hynix, Inc.	115,019	19,506
	Keyence Corp.	41,300	18,221
	SAP SE	81,541	16,556
	SAP SE (ADR)	5,124	1,033
	Capgemini SE	62,869	12,453
	ASM International NV	15,819	12,049
	Tokyo Electron, Ltd.	44,500	9,772
	Apple, Inc.	45,477	9,578
	Coforge, Ltd.	110,380	7,234
	Disco Corp.	16,100	6,169
	MediaTek, Inc.	139,000	5,942
	Applied Materials, Inc.	23,020	5,432
	eMemory Technology, Inc.	65,000	5,110
	E Ink Holdings, Inc.	597,000	4,656
	TDK Corp.	63,700	3,893
	Tata Consultancy Services, Ltd.	79,474	3,710
	Globant SA1	18,965	3,381
	EPAM Systems, Inc.[1]	16,583	3,119
	Advantech Co., Ltd.	269,000	3,060
	Wolfspeed, Inc.[1]	120,200	2,736
	Micron Technology, Inc.	20,352	2,677
	Oracle Corp.	9,736	1,375
	NICE, Ltd. (ADR)[1]	7,618	1,310
	Intel Corp.	41,006	1,270
	Lasertec Corp.	4,572	1,033
	Hamamatsu Photonics KK	35,400	955
	Accenture PLC, Class A	3,145	954
	Canva, Inc.[1,2,3]	385	411
			587,314

Financials 15.78%
	Nu Holdings Ltd., Class A1	3,094,881	39,893
	Banco Bilbao Vizcaya Argentaria, SA	3,402,208	33,941
	AIA Group, Ltd.	4,696,600	31,847
	PB Fintech, Ltd.[1]	1,727,215	28,861
	Capitec Bank Holdings, Ltd.	182,361	26,341
	Bank Central Asia Tbk PT	40,916,923	24,684
	Bank Mandiri (Persero) Tbk PT	65,132,000	24,323
	Mastercard, Inc., Class A	53,392	23,554
	HDFC Bank, Ltd.	1,081,219	21,841
	Kotak Mahindra Bank, Ltd.	978,081	21,037
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,843,044	17,475
	Axis Bank, Ltd.	1,112,512	16,857
	Cholamandalam Investment and Finance Co., Ltd.	941,517	15,994
	XP, Inc., Class A	872,035	15,339
	Visa, Inc., Class A	53,344	14,001
	AU Small Finance Bank, Ltd.	1,677,617	13,476
	Eurobank Ergasias Services and Holdings SA	5,452,369	11,805
	Shriram Finance, Ltd.	325,656	11,352
	B3 SA - Brasil, Bolsa, Balcao	5,866,855	10,747
	ICICI Bank, Ltd. (ADR)	178,177	5,133
	ICICI Bank, Ltd.	314,605	4,519
	S&P Global, Inc.	18,291	8,158
	Discovery, Ltd.	1,001,935	7,417

American Funds Insurance Series	24

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Bank of the Philippine Islands	3,590,328	$7,295
	Canara Bank	5,058,160	7,230
	Bajaj Finserv, Ltd.	363,565	6,917
	Power Finance Corp., Ltd.[1]	1,180,473	6,848
	Grupo Financiero Banorte, SAB de CV, Series O	877,970	6,841
	National Bank of Greece SA1	790,899	6,596
	Hong Kong Exchanges and Clearing, Ltd.	205,400	6,544
	Bajaj Finance, Ltd.	65,590	5,584
	Aon PLC, Class A	18,358	5,390
	Erste Group Bank AG	112,765	5,341
	Commercial International Bank - Egypt (CIB) SAE (GDR)	2,383,296	3,547
	Commercial International Bank - Egypt (CIB) SAE	719,163	1,159
	HSBC Holdings PLC (GBP denominated)	515,437	4,461
	REC, Ltd.	654,212	4,115
	Bank Rakyat Indonesia (Persero) Tbk PT	13,813,800	3,854
	Edenred SA	88,127	3,718
	Alpha Services and Holdings SA1	2,252,753	3,678
	BDO Unibank, Inc.	1,661,870	3,638
	Bank of Baroda	1,100,331	3,629
	Kaspi.kz JSC (ADR)	28,095	3,625
	China Merchants Bank Co., Ltd., Class H	766,500	3,481
	DBS Group Holdings, Ltd.	119,340	3,145
	Brookfield Corp., Class A	71,275	2,961
	Moody’s Corp.	7,024	2,957
	Banco BTG Pactual SA, units	503,543	2,784
	Akbank TAS	1,328,305	2,607
	China Construction Bank Corp., Class H	3,240,000	2,393
	BNP Paribas SA	36,217	2,321
	Max Financial Services, Ltd.[1]	190,118	2,208
	Jio Financial Services, Ltd.[1]	370,072	1,584
	Bank of Ningbo Co., Ltd., Class A	437,700	1,329
	East Money Information Co., Ltd., Class A	901,027	1,308
	Haci Ömer Sabanci Holding AS	412,704	1,219
	Prudential PLC	108,552	985
	Emirates NBD Bank PJSC	196,305	881
	Société Générale	31,778	742
	TISCO Financial Group PCL, foreign registered shares	281,800	733
	China Pacific Insurance (Group) Co., Ltd., Class H	255,200	622
	Moscow Exchange MICEX-RTS PJSC[2]	438,203	— [4]
	Sberbank of Russia PJSC[2]	2,662,164	— [4]
			562,865

Industrials 10.95%
	Airbus SE, non-registered shares	303,101	41,793
	International Container Terminal Services, Inc.	4,925,980	29,422
	Safran SA	133,021	27,986
	Techtronic Industries Co., Ltd.	1,517,000	17,322
	Rumo SA	4,258,067	15,783
	Copa Holdings, SA, Class A	164,342	15,642
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	869,119	13,595
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	9,248	1,441
	Rolls-Royce Holdings PLC[1]	2,365,175	13,672
	Larsen & Toubro, Ltd.	293,200	12,422
	Shenzhen Inovance Technology Co., Ltd., Class A	1,581,274	11,162
	Daikin Industries, Ltd.	76,600	10,582
	Carrier Global Corp.	162,961	10,280
	TransDigm Group, Inc.	7,771	9,928
	Airports of Thailand PCL, foreign registered shares	6,283,500	9,870
	General Electric Co.	61,193	9,728
	Mitsui & Co., Ltd.	383,200	8,741
	BAE Systems PLC	513,078	8,567
	Contemporary Amperex Technology Co., Ltd., Class A	329,425	8,138

25	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Schneider Electric SE	28,231	$6,736
	IMCD NV	46,917	6,495
	Wizz Air Holdings PLC[1]	214,193	6,058
	Siemens AG	31,592	5,876
	ZTO Express (Cayman), Inc., Class A (ADR)	278,207	5,773
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,194,123	5,768
	Caterpillar, Inc.	16,719	5,569
	Boeing Co.[1]	27,229	4,956
	Grab Holdings, Ltd., Class A1	1,368,510	4,858
	Thales SA	28,985	4,657
	CCR SA, ordinary nominative shares	2,180,359	4,540
	SMC Corp.	9,100	4,345
	InPost SA1	239,071	4,195
	DSV A/S	27,186	4,160
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	639,264	4,099
	Interpump Group SpA	84,813	3,752
	Ayala Corp.	371,770	3,686
	Weichai Power Co., Ltd., Class H	976,000	1,860
	Weichai Power Co., Ltd., Class A	780,400	1,745
	MISUMI Group, Inc.	174,600	2,986
	Bureau Veritas SA	102,855	2,839
	Leonardo SpA	115,560	2,694
	GT Capital Holdings, Inc.	218,150	2,304
	Ingersoll-Rand, Inc.	24,129	2,192
	SM Investments Corp.	154,590	2,186
	Astra International Tbk PT	7,835,919	2,129
	Shanghai International Airport Co., Ltd., Class A1	396,500	1,760
	Hitachi, Ltd.	71,500	1,612
	Epiroc AB, Class B	72,448	1,322
	Embraer SA1	146,300	946
	Centre Testing International Group Co., Ltd.	643,296	892
	Legrand SA	8,580	855
	Haitian International Holdings, Ltd.	197,146	562
	Veralto Corp.	— [4]	— [4]
			390,481

Consumer discretionary 10.65%
	MercadoLibre, Inc.[1]	33,577	55,180
	LVMH Moët Hennessy-Louis Vuitton SE	48,128	36,960
	Trip.com Group, Ltd. (ADR)[1]	609,981	28,669
	Trip.com Group, Ltd.[1]	26,750	1,267
	Midea Group Co., Ltd., Class A	2,275,068	20,202
	Eicher Motors, Ltd.	312,279	17,455
	Meituan, Class B1	1,209,700	17,139
	Galaxy Entertainment Group, Ltd.	3,295,000	15,348
	adidas AG	54,990	13,124
	Compagnie Financière Richemont SA, Class A	75,839	11,836
	BYD Co., Ltd., Class A1	178,108	6,119
	BYD Co., Ltd., Class H	176,500	5,238
	Jumbo SA	364,761	10,466
	Titan Co., Ltd.	217,886	8,867
	Maruti Suzuki India, Ltd.	60,040	8,637
	H World Group, Ltd. (ADR)	251,137	8,368
	H World Group, Ltd.	47,700	159
	YUM! Brands, Inc.	60,957	8,074
	Hilton Worldwide Holdings, Inc.	35,293	7,701
	Shenzhou International Group Holdings, Ltd.	736,700	7,209
	Evolution AB	63,993	6,669
	Ferrari NV (EUR denominated)	15,419	6,304
	Tesla, Inc.[1]	29,809	5,899
	Hermès International	2,386	5,492
	Naspers, Ltd., Class N	24,555	4,786

American Funds Insurance Series	26

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Sands China, Ltd.[1]	2,291,600	$4,774
	Industria de Diseño Textil, SA	94,901	4,690
	Alibaba Group Holding, Ltd. (ADR)	40,360	2,906
	Alibaba Group Holding, Ltd.	168,672	1,516
	TVS Motor Co., Ltd.	152,648	4,315
	Amadeus IT Group SA, Class A, non-registered shares	61,547	4,096
	Kering SA	10,404	3,782
	Mahindra & Mahindra, Ltd.	109,980	3,767
	Stellantis NV	163,669	3,219
	Li Ning Co., Ltd.	1,266,655	2,679
	Suzuki Motor Corp.	227,300	2,631
	China Tourism Group Duty Free Corp., Ltd., Class H5	394,952	2,414
	Airbnb, Inc., Class A1	15,833	2,401
	Tube Investments of India, Ltd.	40,897	2,075
	Aptiv PLC[1]	28,249	1,989
	General Motors Co.	42,308	1,966
	Bharat Forge, Ltd.	90,789	1,812
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	230,090	1,716
	Booking Holdings, Inc.	382	1,513
	NIKE, Inc., Class B	19,852	1,496
	Renault SA	28,126	1,434
	Shangri-La Asia, Ltd.	1,954,000	1,343
	Magazine Luiza SA1	595,887	1,284
	Inchcape PLC	101,227	953
	Zhongsheng Group Holdings, Ltd.	518,500	757
	Cyrela Brazil Realty SA, ordinary nominative shares	201,625	680
	Gree Electric Appliances, Inc. of Zhuhai, Class A	116,846	631
			380,007

Health care 10.18%
	Novo Nordisk AS, Class B	580,598	82,942
	Eli Lilly and Co.	54,575	49,411
	Max Healthcare Institute, Ltd.	3,456,744	38,870
	AstraZeneca PLC	208,188	32,456
	Thermo Fisher Scientific, Inc.	49,309	27,268
	Laurus Labs, Ltd.	2,068,421	10,484
	Abbott Laboratories	97,925	10,175
	BeiGene, Ltd. (ADR)[1]	67,796	9,672
	BeiGene, Ltd.[1]	42,200	463
	Innovent Biologics, Inc.[1]	2,028,873	9,568
	Danaher Corp.	36,009	8,997
	Rede D’Or Sao Luiz SA	1,813,576	8,824
	Jiangsu Hengrui Medicine Co., Ltd., Class A1	1,656,888	8,767
	Aspen Pharmacare Holdings, Ltd.	545,396	6,995
	EssilorLuxottica SA	28,897	6,200
	Hypera SA, ordinary nominative shares	984,819	5,056
	Revvity, Inc.	47,284	4,958
	Mankind Pharma, Ltd.[1]	165,835	4,212
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	102,500	4,109
	WuXi AppTec Co., Ltd., Class H	855,900	3,208
	WuXi AppTec Co., Ltd., Class A	161,019	868
	Zoetis, Inc., Class A	20,648	3,580
	OdontoPrev SA	1,457,766	2,962
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	175,530	2,852
	Zai Lab, Ltd. (ADR)[1,5]	156,069	2,705
	Mettler-Toledo International, Inc.[1]	1,535	2,145
	Siemens Healthineers AG	37,235	2,145
	Align Technology, Inc.[1]	8,344	2,015
	Alcon, Inc.	22,171	1,973
	Legend Biotech Corp. (ADR)[1]	44,278	1,961
	Illumina, Inc.[1]	14,693	1,534
	Medtronic PLC	15,457	1,217

27	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Asahi Intecc Co., Ltd.	76,600	$1,078
	Straumann Holding AG	8,668	1,067
	Lupin, Ltd.[1]	49,541	963
	Angelalign Technology, Inc.	88,406	643
	WuXi Biologics (Cayman), Inc.[1]	298,500	438
	Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100	164
	CanSino Biologics, Inc., Class H1,5	61,521	154
	GRAIL, Inc.[1]	2,448	38
	GE HealthCare Technologies, Inc.	— [4]	— [4]
			363,137

Communication services 8.75%
	Tencent Holdings, Ltd.	1,621,251	76,946
	Alphabet, Inc., Class A	162,765	29,647
	Alphabet, Inc., Class C	146,286	26,832
	Meta Platforms, Inc., Class A	108,267	54,590
	Bharti Airtel, Ltd.	2,193,574	37,877
	Bharti Airtel, Ltd., interim shares	61,951	773
	NetEase, Inc.	1,057,400	20,188
	NetEase, Inc. (ADR)	23,644	2,260
	MTN Group, Ltd.	2,922,467	13,569
	América Móvil, SAB de CV, Class B (ADR)	538,156	9,149
	Telefónica, SA, non-registered shares	1,783,779	7,556
	Netflix, Inc.[1]	10,302	6,953
	Telkom Indonesia (Persero) Tbk PT, Class B	35,586,000	6,753
	Indus Towers, Ltd.[1]	955,570	4,302
	Singapore Telecommunications, Ltd.	1,876,100	3,794
	Vodafone Group PLC	3,990,134	3,515
	Informa PLC	186,372	2,018
	Vodafone Idea, Ltd.[1]	8,957,264	1,910
	JCDecaux SE1	75,052	1,469
	TIM SA	498,106	1,415
	Saudi Telecom Co., non-registered shares	44,520	445
			311,961

Consumer staples 6.75%
	Kweichow Moutai Co., Ltd., Class A	195,370	39,403
	ITC, Ltd.	4,563,649	23,157
	Varun Beverages, Ltd.	953,627	18,554
	Nestlé SA	142,447	14,541
	Arca Continental, SAB de CV	1,112,766	10,912
	Bunge Global SA	92,660	9,893
	Monster Beverage Corp.[1]	192,453	9,613
	JBS SA1	1,656,568	9,563
	Constellation Brands, Inc., Class A	32,921	8,470
	Avenue Supermarts, Ltd.[1]	149,667	8,465
	Ajinomoto Co., Inc.	230,299	8,106
	Carlsberg A/S, Class B	63,645	7,617
	Dino Polska SA, non-registered shares[1]	63,165	6,353
	Kao Corp.[5]	151,100	6,139
	KT&G Corp.	90,585	5,792
	Anheuser-Busch InBev SA/NV	92,550	5,346
	British American Tobacco PLC	159,363	4,899
	Budweiser Brewing Co., APAC, Ltd.	4,133,100	4,866
	Shoprite Holdings, Ltd.	274,334	4,262
	Pernod Ricard SA	29,727	4,045
	United Spirits, Ltd.	255,890	3,919
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,027,176	3,507
	Uni-Charm Corp.	109,300	3,502
	Tsingtao Brewery Co., Ltd., Class H	475,634	3,169
	Philip Morris International, Inc.	29,107	2,949
	L’Oréal SA, non-registered shares	5,458	2,400

American Funds Insurance Series	28

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Dabur India, Ltd.	309,986	$2,234
	WH Group, Ltd.	2,961,000	1,948
	Danone SA	30,623	1,869
	JD Health International, Inc.[1]	663,450	1,803
	Barry Callebaut AG (Switzerland)	660	1,076
	Wuliangye Yibin Co., Ltd., Class A1	47,971	845
	Mondelez International, Inc., Class A	11,362	744
	Reckitt Benckiser Group PLC	11,580	625
			240,586

Materials 6.36%
	First Quantum Minerals, Ltd.	2,579,376	33,881
	Freeport-McMoRan, Inc.	685,576	33,319
	Linde PLC	46,332	20,331
	Vale SA, ordinary nominative shares	737,869	8,213
	Vale SA (ADR), ordinary nominative shares	559,941	6,254
	APL Apollo Tubes, Ltd.	621,870	11,545
	Jindal Steel & Power, Ltd.	774,403	9,655
	Barrick Gold Corp.	574,012	9,575
	Glencore PLC	1,562,596	8,910
	Amcor PLC (CDI)	845,294	8,395
	Sika AG	28,997	8,254
	Grupo México, SAB de CV, Series B	1,467,800	7,895
	Albemarle Corp.	62,894	6,008
	Givaudan SA	1,257	5,963
	Shin-Etsu Chemical Co., Ltd.	140,400	5,461
	Southern Copper Corp.	48,648	5,241
	Asian Paints, Ltd.	140,896	4,919
	Tata Steel, Ltd.	2,361,679	4,910
	Nutrien, Ltd. (CAD denominated)[5]	70,551	3,592
	Zijin Mining Group Co., Ltd., Class H	1,526,000	3,194
	Anhui Conch Cement Co., Ltd., Class H	1,185,000	2,822
	Gerdau SA (ADR)	851,567	2,810
	Loma Negra Compania Industrial Argentina SA (ADR)[1]	377,121	2,549
	Shandong Sinocera Functional Material Co., Ltd., Class A	799,500	1,964
	Arkema SA	22,359	1,933
	Fresnillo PLC	266,535	1,896
	DSM-Firmenich AG	14,805	1,667
	BASF SE	31,883	1,541
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units	230,007	1,470
	Akzo Nobel NV	24,034	1,461
	Antofagasta PLC	45,109	1,196
	OCI NV	2,725	67
	Alrosa PJSC[2]	1,123,215	— [4]
			226,891

Energy 2.43%
	TotalEnergies SE	395,528	26,362
	Reliance Industries, Ltd.	580,979	21,749
	New Fortress Energy, Inc., Class A5	301,785	6,633
	Exxon Mobil Corp.	55,370	6,374
	Schlumberger NV	111,302	5,251
	Cheniere Energy, Inc.	29,614	5,178
	Chevron Corp.	32,824	5,134
	Vista Energy, SAB de CV, Class A (ADR)[1]	64,664	2,941
	Shell PLC (GBP denominated)	59,216	2,128
	Borr Drilling, Ltd. (NOK denominated)	161,879	1,040
	Borr Drilling, Ltd.[1]	156,383	1,009
	Galp Energia, SGPS, SA, Class B	82,092	1,734
	INPEX Corp.[5]	42,400	626
	Saudi Arabian Oil Co.	54,835	405

29	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	18,657	$270
	Gazprom PJSC[1,2]	945,858	— [4]
	Rosneft Oil Co. PJSC[2]	588,661	— [4]
			86,834

Real estate 1.74%
	Macrotech Developers, Ltd.	2,136,509	38,480
	China Resources Mixc Lifestyle Services, Ltd.	1,720,200	5,697
	Fibra Uno Administración REIT, SA de CV	4,598,444	5,650
	KE Holdings, Inc., Class A (ADR)	339,115	4,799
	CK Asset Holdings, Ltd.	923,500	3,457
	American Tower Corp. REIT	9,397	1,827
	ALLOS SA, ordinary nominative shares	390,474	1,475
	Longfor Group Holdings, Ltd.	399,346	547
	Ayala Land, Inc.	87,800	43
			61,975

Utilities 0.95%
	ENN Energy Holdings, Ltd.	1,693,905	13,948
	Equatorial Energia SA, ordinary nominative shares	1,824,334	10,016
	Equatorial Energia SA, subscription receipts[1]	28,068	156
	Power Grid Corporation of India, Ltd.	1,151,593	4,545
	Engie SA	277,981	3,959
	AES Corp.	79,278	1,393
			34,017
	Total common stocks (cost: $2,188,853,000)		3,246,068
Preferred securities 0.69%
Financials 0.27%
	Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,367,365	7,985
	Itaú Unibanco Holding SA, preferred nominative shares	301,179	1,746
			9,731

Real estate 0.17%
	QuintoAndar, Ltd., Series E, preference shares[1,2,3]	32,657	4,780
	QuintoAndar, Ltd., Series E-1, preference shares[1,2,3]	8,400	1,230
			6,010

Consumer discretionary 0.15%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	72,473	5,388
	Getir BV, Series D, preferred shares[1,2,3]	7,768	— [4]
			5,388

Information technology 0.10%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	78,747	3,616
	Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	34	37
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	1	1
			3,654
	Total preferred securities (cost: $30,556,000)		24,783
Rights & warrants 0.03%
Consumer discretionary 0.03%
	Midea Group Co., Ltd., warrants, expire 3/19/2025[1,6]	128,407	1,140
	Total rights & warrants (cost: $1,092,000)		1,140

American Funds Insurance Series	30

New World Fund (continued)
Convertible stocks 0.01%	Shares	Value (000)
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	$266
Total convertible stocks (cost: $286,000)		266
Bonds, notes & other debt instruments 3.45%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.92%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	USD200	165
Angola (Republic of) 9.50% 11/12/2025	400	407
Angola (Republic of) 8.25% 5/9/2028	900	848
Angola (Republic of) 8.00% 11/26/2029[6]	445	401
Angola (Republic of) 8.75% 4/14/2032[6]	280	248
Argentine Republic 1.00% 7/9/2029	32	18
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[7]	2,217	934
Argentine Republic 4.25% 1/9/2038 (5.00% on 7/9/2024)[7]	1,091	501
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[7]	2,454	959
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL12,699	2,186
Brazil (Federative Republic of) 6.00% 5/15/2027[8]	27,282	4,826
Brazil (Federative Republic of) 10.00% 1/1/2031	4,628	748
Brazil (Federative Republic of) 6.00% 8/15/2032[8]	4,941	859
Brazil (Federative Republic of) 10.00% 1/1/2033	27,237	4,326
Brazil (Federative Republic of) 6.00% 8/15/2050[8]	5,525	932
Chile (Republic of) 5.30% 11/1/2037	CLP480,000	471
Chile (Republic of) 4.34% 3/7/2042	USD350	303
China (Peoples Republic of) 2.27% 5/25/2034	CNY6,100	844
China (Peoples Republic of) 2.57% 5/20/2054	4,000	567
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	27,780	4,014
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	25,030	4,263
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	9,500	1,472
Colombia (Republic of) 3.25% 4/22/2032	USD700	538
Colombia (Republic of) 8.00% 11/14/2035	200	206
Colombia (Republic of) 5.20% 5/15/2049	755	534
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP1,784,100	362
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	476
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[8]	6,870	513
Colombia (Republic of), Series B, 9.25% 5/28/2042	4,013,400	807
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	135
Czech Republic 1.95% 7/30/2037	CZK17,900	593
Dominican Republic 8.625% 4/20/2027[6]	USD575	596
Dominican Republic 5.50% 2/22/2029[6]	275	266
Dominican Republic 11.375% 7/6/2029	DOP12,800	230
Dominican Republic 7.05% 2/3/2031[6]	USD150	155
Dominican Republic 13.625% 2/3/2033	DOP9,000	180
Dominican Republic 5.875% 1/30/2060	USD1,725	1,468
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR200	171
Egypt (Arab Republic of) 7.625% 5/29/2032	USD200	164
Egypt (Arab Republic of) 8.50% 1/31/2047	400	297
Egypt (Arab Republic of) 8.875% 5/29/2050	755	577
Egypt (Arab Republic of) 8.15% 11/20/2059[6]	500	357
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[9]	440	319
Gabonese Republic 7.00% 11/24/2031	950	717
Ghana (Republic of) 7.75% 4/7/2029[6,9]	1,125	576
Ghana (Republic of) 8.125% 3/26/2032[9]	1,280	660
Honduras (Republic of) 6.25% 1/19/2027	1,365	1,298
Honduras (Republic of) 5.625% 6/24/2030	283	242
Honduras (Republic of) 5.625% 6/24/2030[6]	281	240
Hungary (Republic of) 6.25% 9/22/2032[6]	330	341
Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF160,000	435
India (Republic of) 7.32% 11/13/2030	INR39,150	476
India (Republic of) 6.54% 1/17/2032	81,680	952

31	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
India (Republic of) 7.18% 7/24/2037	INR44,040	$535
Indonesia (Republic of) 6.625% 2/17/2037	USD300	335
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR23,910,000	1,438
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	788
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	5,666,000	333
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,654
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	38,157,000	2,262
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	8,552,000	540
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	34,690,000	2,123
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,430	725
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	7,686	1,784
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	450
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	232
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	1,821	377
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	247
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	957
Mongolia (State of) 4.45% 7/7/2031	300	253
Morocco (Kingdom of) 5.95% 3/8/2028[6]	255	256
Mozambique (Republic of) 9.00% 9/15/2031	1,300	1,079
Nigeria (Republic of) 7.625% 11/21/2025[6]	358	359
Nigeria (Republic of) 7.625% 11/21/2025	342	343
Oman (Sultanate of) 6.75% 1/17/2048	285	291
Panama (Republic of) 3.75% 4/17/2026	100	94
Panama (Republic of) 4.50% 4/16/2050	200	135
Panama (Republic of) 6.853% 3/28/2054	590	542
Panama (Republic of) 7.875% 3/1/2057	1,400	1,461
Panama (Republic of) 4.50% 1/19/2063	200	128
Paraguay (Republic of) 4.95% 4/28/2031	320	307
Peru (Republic of) 3.00% 1/15/2034	225	183
Peru (Republic of) 6.55% 3/14/2037	360	386
Peru (Republic of) 2.78% 12/1/2060	100	56
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	400	347
Philippines (Republic of) 6.375% 10/23/2034	145	159
Philippines (Republic of) 3.95% 1/20/2040	500	425
Poland (Republic of) 5.75% 4/25/2029	PLN4,500	1,131
Poland (Republic of) 4.875% 10/4/2033	USD560	547
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN7,680	1,813
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,440	2,403
Romania 2.00% 1/28/2032	EUR1,375	1,152
Romania 5.25% 5/30/2032	450	470
Romania 2.00% 4/14/2033	300	242
Romania 5.625% 5/30/2037	390	403
Romania 5.125% 6/15/2048[6]	USD500	417
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	710	698
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	990	967
Senegal (Republic of) 4.75% 3/13/2028	EUR600	595
South Africa (Republic of) 11.625% 3/31/2053	ZAR9,182	490
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	53,447	2,464
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	551
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	52,108	2,425
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,412
Thailand (Kingdom of) 2.875% 12/17/2028	THB15,532	431
Thailand (Kingdom of) 3.45% 6/17/2043	18,658	523
Turkey (Republic of) 12.60% 10/1/2025	TRY40,595	938
Turkey (Republic of) 9.875% 1/15/2028	USD200	220
Turkey (Republic of) 17.30% 7/19/2028	TRY67,970	1,561
Turkey (Republic of) 11.875% 1/15/2030	USD500	628
Turkey (Republic of) 4.875% 4/16/2043	655	465
Ukraine 7.75% 9/1/2029[9]	1,728	540
United Mexican States 4.75% 3/8/2044	800	644
United Mexican States 3.75% 4/19/2071	200	121

American Funds Insurance Series	32

New World Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	United Mexican States, Series M, 7.50% 6/3/2027	MXN16,460	$838
	United Mexican States, Series M20, 8.50% 5/31/2029	34,418	1,772
	United Mexican States, Series M, 7.75% 5/29/2031	73,381	3,578
	United Mexican States, Series M, 7.50% 5/26/2033	38,770	1,825
	United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,804
	United Mexican States, Series M30, 8.50% 11/18/2038	23,600	1,144
	United Mexican States, Series M, 8.00% 7/31/2053	23,949	1,058
	United Mexican States, Series S, 4.00% 10/29/2054[8]	15,685	718
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[9]	USD75	11
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[9]	930	142
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]	805	115
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[9]	800	134
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]	180	29
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]	230	40
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]	65	10
			104,226
Corporate bonds, notes & loans 0.53%
Energy 0.13%
	Oleoducto Central SA 4.00% 7/14/2027[6]	255	237
	Oleoducto Central SA 4.00% 7/14/2027	200	185
	Petrobras Global Finance BV 6.85% 6/5/2115	59	52
	Petroleos Mexicanos 7.19% 9/12/2024	MXN22,000	1,189
	Petroleos Mexicanos 6.49% 1/23/2027	USD2,585	2,483
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	179
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]	630	446
			4,771

Materials 0.10%
	Braskem Idesa SAPI 7.45% 11/15/2029	975	795
	Braskem Idesa SAPI 7.45% 11/15/2029[6]	300	244
	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	613
	Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	355	363
	CSN Resources SA 8.875% 12/5/2030[6]	400	398
	Sasol Financing USA, LLC 8.75% 5/3/2029[3]	1,100	1,120
			3,533

Financials 0.09%
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	800	709
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/ 2033)[6,7]	340	351
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	263
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]	600	558
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[7]	600	650
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	600	628
			3,159

Communication services 0.07%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,710	730
	América Móvil, SAB de CV 9.50% 1/27/2031	24,000	1,226
	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD357	237
	PLDT, Inc. 2.50% 1/23/2031	210	177
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	380	249
			2,619

33	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Utilities 0.05%
	Aegea Finance SARL 9.00% 1/20/2031[6]		USD275	$286
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[6]		270	235
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]		412	356
	Eskom Holdings SOC, Ltd. 8.45% 8/10/2028		490	494
	Greenko Dutch BV 3.85% 3/29/2026[6]		182	172
	Greenko Dutch BV 3.85% 3/29/2026		182	172
				1,715

Consumer discretionary 0.04%
	Alibaba Group Holding, Ltd. 3.15% 2/9/2051		410	263
	Meituan 3.05% 10/28/2030[6]		400	345
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[6]		345	342
	MercadoLibre, Inc. 3.125% 1/14/2031		400	339
	Sands China, Ltd. 4.375% 6/18/2030		220	203
				1,492

Consumer staples 0.02%
	NBM US Holdings, Inc. 7.00% 5/14/2026[3]		200	200
	NBM US Holdings, Inc. 6.625% 8/6/2029[3]		420	416
				616

Industrials 0.02%
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]		335	335
	Mexico City Airport Trust 4.25% 10/31/2026		200	193
				528

Health care 0.01%
	Rede D’Or Finance SARL 4.50% 1/22/2030		480	433
	Total corporate bonds, notes & loans			18,866
	Total bonds, notes & other debt instruments (cost: $132,049,000)			123,092
Short-term securities 4.12%			Shares
Money market investments 3.88%
	Capital Group Central Cash Fund 5.37%[10,11]		1,385,246	138,525

Money market investments purchased with collateral from securities on loan 0.19%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[10,12]		6,722,363	6,722
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[10,12]		6,889	7
				6,729
		Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.05%
	Egypt (Arab Republic of) 3/18/2025	20.180%	EGP48,550	856
	Nigeria (Republic of) 2/11/2025	18.000	NGN85,333	49
	Nigeria (Republic of) 2/20/2025	17.782	113,775	65
	Nigeria (Republic of) 2/25/2025	18.036	346,521	199

American Funds Insurance Series	34

New World Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. (continued)
Nigeria (Republic of) 3/6/2025	17.801%	NGN389,048	$221
Nigeria (Republic of) 3/13/2025	17.900	151,700	86
Nigeria (Republic of) 3/27/2025	18.586	221,188	124
			1,600
Total short-term securities (cost: $146,928,000)			146,854
Total investment securities 99.30% (cost: $2,499,764,000)			3,542,203
Other assets less liabilities 0.70%			25,094
Net assets 100.00%			$3,567,297
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	115	10/3/2024	USD23,485	$34
5 Year Euro-Bobl Futures	Long	17	9/10/2024	2,120	17
10 Year Euro-Bund Futures	Short	16	9/10/2024	(2,255)	(27)
10 Year Ultra U.S. Treasury Note Futures	Short	56	9/30/2024	(6,358)	(38)
20 Year U.S. Treasury Bond Futures	Long	4	9/30/2024	473	(6)
					$(20)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	199	PLN	800	Barclays Bank PLC	7/1/2024	$— [4]
PLN	800	USD	202	Barclays Bank PLC	7/1/2024	(4)
USD	1,058	CNH	7,653	UBS AG	7/9/2024	9
CNH	508	USD	70	HSBC Bank	7/9/2024	— [4]
HUF	21,785	USD	59	BNP Paribas	7/9/2024	— [4]
HUF	18,327	USD	49	Morgan Stanley	7/9/2024	— [4]
HUF	425,110	USD	1,167	Standard Chartered Bank	7/9/2024	(15)
TRY	21,350	USD	637	Barclays Bank PLC	7/10/2024	9
USD	120	EUR	110	JPMorgan Chase	7/10/2024	2
USD	483	EUR	450	Barclays Bank PLC	7/10/2024	1
CZK	1,350	USD	58	Bank of America	7/10/2024	— [4]
PLN	250	USD	62	Goldman Sachs	7/10/2024	— [4]
USD	70	TRY	2,330	BNP Paribas	7/10/2024	(1)
PLN	2,169	USD	548	BNP Paribas	7/10/2024	(10)
USD	918	ZAR	17,141	Morgan Stanley	7/10/2024	(23)
CZK	20,535	USD	908	Standard Chartered Bank	7/10/2024	(30)
INR	6,595	USD	79	Bank of America	7/11/2024	— [4]
USD	3,888	MYR	18,240	JPMorgan Chase	7/12/2024	20
USD	133	MYR	625	Standard Chartered Bank	7/12/2024	— [4]
MYR	843	USD	179	JPMorgan Chase	7/12/2024	— [4]
MXN	4,629	USD	261	Morgan Stanley	7/12/2024	(9)
USD	397	BRL	2,100	Citibank	7/15/2024	22

35	American Funds Insurance Series

New World Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
IDR	4,241,092	USD	258	HSBC Bank	7/15/2024	$1
MXN	4,200	USD	228	BNP Paribas	7/17/2024	1
MXN	15,876	USD	866	Goldman Sachs	7/17/2024	(1)
USD	1,620	MXN	30,285	Morgan Stanley	7/17/2024	(31)
EUR	156	USD	168	BNP Paribas	7/22/2024	(1)
USD	839	EUR	785	Barclays Bank PLC	7/22/2024	(3)
USD	759	ZAR	13,774	Goldman Sachs	7/24/2024	3
USD	870	EUR	810	Citibank	7/24/2024	2
USD	89	ZAR	1,605	Goldman Sachs	7/24/2024	2
USD	165	ZAR	2,995	Bank of New York Mellon	7/24/2024	1
CZK	13,725	USD	591	BNP Paribas	7/24/2024	(4)
USD	858	TRY	29,135	Barclays Bank PLC	7/24/2024	(9)
USD	80	THB	2,940	Citibank	7/25/2024	— [4]
USD	943	EUR	882	Morgan Stanley	7/25/2024	(2)
USD	36	CLP	33,408	Morgan Stanley	7/30/2024	— [4]
USD	124	IDR	2,028,485	Standard Chartered Bank	7/30/2024	— [4]
INR	29,292	USD	351	Standard Chartered Bank	7/30/2024	— [4]
USD	70	INR	5,840	Citibank	7/30/2024	— [4]
BRL	5,020	USD	910	Citibank	7/30/2024	(15)
BRL	6,610	USD	1,210	JPMorgan Chase	7/30/2024	(32)
PLN	800	USD	199	Barclays Bank PLC	8/5/2024	— [4]
USD	192	MXN	3,615	Barclays Bank PLC	9/20/2024	(3)
TRY	20,295	USD	516	Barclays Bank PLC	9/23/2024	49
USD	579	MXN	10,570	Citibank	9/27/2024	9
USD	838	MXN	15,605	Morgan Stanley	9/27/2024	(2)
						$(64)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.82%	Annual	6-month PLN-WIBOR	Semi-annual	1/29/2027	PLN2,560	$(6)	$—	$(6)
9.7175%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN7,650	3	—	3
9.5995%	28-day	28-day MXN-TIIE	28-day	6/21/2029	MXN20,349	3	—	3
SOFR	Annual	3.8835%	Annual	6/28/2034	USD334	1	—	1
						$1	$—	$1
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.568657%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2025	BRL6,315	$(9)	$—	$(9)
11.5675%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL6,045	(7)	—	(7)
11.91%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL3,508	(7)	—	(7)

American Funds Insurance Series	36

New World Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.8091233%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL4,534	$(56)	$—	$(56)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL5,311	(90)	—	(90)
11.2144181%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL2,233	(28)	—	(28)
							$(197)	$—	$(197)
Investments in affiliates11

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.88%
Money market investments 3.88%
Capital Group Central Cash Fund 5.37%[10]	$135,440	$455,568	$452,493	$19	$(9)	$138,525	$4,142
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,2]	5/26/2021	$5,258	$4,780	.13%
QuintoAndar, Ltd., Series E-1, preference shares[1,2]	12/20/2021	1,716	1,230.04
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	1,113	1,120.03
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	407	416.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	194	200.01
Canva, Inc.[1,2]	8/26/2021-11/4/2021	656	411.01
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	58	37	.00 [13]
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00 [13]
Getir BV, Series D, preferred shares[1,2]	5/27/2021	3,500	— [4]	.00 [13]
Total		$12,904	$8,195	.23%

37	American Funds Insurance Series

New World Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $8,195,000, which represented .23% of the net assets of the fund.

[4]	Amount less than one thousand.
[5]
All or a portion of this security was on loan. The total value of all such securities was $14,933,000, which represented .42% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,781,000, which represented .30% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 6/30/2024.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
USD = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	38

Washington Mutual Investors Fund
Investment portfolio June 30, 2024unaudited

Common stocks 96.00%		Shares	Value (000)
Information technology 21.86%
	Broadcom, Inc.	435,470	$699,160
	Microsoft Corp.	1,538,699	687,722
	Apple, Inc.	1,123,388	236,608
	ASML Holding NV (ADR)	164,238	167,971
	Applied Materials, Inc.	399,451	94,267
	SAP SE (ADR)	462,757	93,343
	Motorola Solutions, Inc.	158,697	61,265
	Oracle Corp.	351,403	49,618
	NVIDIA Corp.	391,250	48,335
	KLA Corp.	53,955	44,486
	Texas Instruments, Inc.	202,747	39,440
	Intel Corp.	1,081,737	33,501
	Synopsys, Inc.[1]	43,818	26,074
	ASM International NV (ADR)	28,085	21,460
	Accenture PLC, Class A	68,718	20,850
	Salesforce, Inc.	77,101	19,823
	Cadence Design Systems, Inc.[1]	41,414	12,745
	NetApp, Inc.	95,194	12,261
	Analog Devices, Inc.	26,645	6,082
			2,375,011

Health care 15.59%
	Eli Lilly and Co.	367,975	333,157
	UnitedHealth Group, Inc.	635,126	323,444
	AbbVie, Inc.	939,446	161,134
	AstraZeneca PLC (ADR)	1,418,825	110,654
	Abbott Laboratories	853,882	88,727
	CVS Health Corp.	1,465,059	86,527
	Gilead Sciences, Inc.	1,259,365	86,405
	Danaher Corp.	296,600	74,106
	Vertex Pharmaceuticals, Inc.[1]	156,991	73,585
	Merck & Co., Inc.	543,888	67,333
	Elevance Health, Inc.	101,066	54,764
	Pfizer, Inc.	1,884,841	52,738
	Amgen, Inc.	140,500	43,899
	Novo Nordisk AS, Class B (ADR)	237,042	33,835
	Humana, Inc.	83,622	31,245
	Bristol-Myers Squibb Co.	718,110	29,823
	Johnson & Johnson	128,490	18,780
	Molina Healthcare, Inc.[1]	31,097	9,245
	Zoetis, Inc., Class A	49,598	8,598
	Regeneron Pharmaceuticals, Inc.[1]	6,091	6,402
			1,694,401

Financials 15.48%
	Marsh & McLennan Companies, Inc.	1,172,805	247,133
	JPMorgan Chase & Co.	869,645	175,894
	Visa, Inc., Class A	433,679	113,828
	BlackRock, Inc.	135,304	106,528
	Mastercard, Inc., Class A	224,767	99,158
	Chubb, Ltd.	358,050	91,331
	Blackstone, Inc.	640,871	79,340
	KKR & Co., Inc.	748,264	78,747
	Wells Fargo & Co.	1,320,787	78,442
	CME Group, Inc., Class A	366,656	72,085
	Discover Financial Services	430,110	56,263
	Arthur J. Gallagher & Co.	210,691	54,634
	Morgan Stanley	527,975	51,314
	Apollo Asset Management, Inc.	421,124	49,722
	Capital One Financial Corp.	327,672	45,366
	S&P Global, Inc.	91,216	40,682
	Aon PLC, Class A	103,858	30,491

39	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Bank of America Corp.	728,984	$28,992
	Truist Financial Corp.	681,651	26,482
	Intercontinental Exchange, Inc.	191,725	26,245
	American Express Co.	85,165	19,720
	Brookfield Asset Management, Ltd., Class A	493,148	18,764
	Goldman Sachs Group, Inc.	38,770	17,536
	Fifth Third Bancorp	457,601	16,698
	Nasdaq, Inc.	244,038	14,706
	Canadian Imperial Bank of Commerce	290,915	13,830
	Carlyle Group, Inc. (The)	287,865	11,558
	PNC Financial Services Group, Inc.	71,969	11,190
	MSCI, Inc.	10,656	5,134
			1,681,813

Industrials 10.73%
	RTX Corp.	1,260,932	126,585
	General Electric Co.	777,220	123,555
	Caterpillar, Inc.	340,993	113,585
	Northrop Grumman Corp.	225,609	98,354
	Union Pacific Corp.	330,872	74,863
	Paychex, Inc.	519,589	61,602
	L3Harris Technologies, Inc.	243,427	54,669
	CSX Corp.	1,494,108	49,978
	Equifax, Inc.	170,599	41,363
	ABB, Ltd. (ADR)	675,987	37,659
	Johnson Controls International PLC	550,553	36,595
	Boeing Co.[1]	197,303	35,911
	Carrier Global Corp.	526,468	33,210
	Deere & Co.	63,329	23,662
	PACCAR, Inc.	217,238	22,363
	FedEx Corp.	72,386	21,704
	BAE Systems PLC (ADR)	287,080	19,191
	Ingersoll-Rand, Inc.	198,747	18,054
	Waste Connections, Inc.	101,840	17,859
	Southwest Airlines Co.	602,398	17,235
	3M Co.	153,046	15,640
	Delta Air Lines, Inc.	321,899	15,271
	TransUnion	191,637	14,212
	Veralto Corp.	147,987	14,128
	Republic Services, Inc.	71,086	13,815
	Waste Management, Inc.	56,915	12,142
	HEICO Corp.	46,818	10,469
	Honeywell International, Inc.	46,268	9,880
	Broadridge Financial Solutions, Inc.	47,192	9,297
	United Parcel Service, Inc., Class B	66,914	9,157
	Lockheed Martin Corp.	18,718	8,743
	Lennox International, Inc.	8,982	4,805
			1,165,556

Consumer staples 7.87%
	Philip Morris International, Inc.	1,984,592	201,099
	Keurig Dr Pepper, Inc.	3,298,857	110,182
	Constellation Brands, Inc., Class A	380,100	97,792
	Altria Group, Inc.	1,226,579	55,871
	Procter & Gamble Co.	290,365	47,887
	Mondelez International, Inc., Class A	697,782	45,663
	Dollar General Corp.	338,252	44,727
	Target Corp.	238,143	35,255
	Kraft Heinz Co. (The)	1,021,784	32,922
	Costco Wholesale Corp.	33,105	28,139
	General Mills, Inc.	362,380	22,924
	Sysco Corp.	308,324	22,011

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	British American Tobacco PLC (ADR)	701,402	$21,694
	Church & Dwight Co., Inc.	189,242	19,620
	Danone (ADR)	1,594,470	19,548
	Kimberly-Clark Corp.	100,074	13,830
	Nestlé SA (ADR)	127,701	13,083
	Bunge Global SA	80,582	8,604
	Kenvue, Inc.	391,528	7,118
	Reckitt Benckiser Group PLC (ADR)	645,548	7,062
			855,031

Consumer discretionary 6.34%
	Home Depot, Inc.	382,694	131,738
	YUM! Brands, Inc.	928,961	123,050
	Darden Restaurants, Inc.	472,453	71,492
	Royal Caribbean Cruises, Ltd.[1]	438,724	69,946
	General Motors Co.	1,156,695	53,740
	TJX Companies, Inc.	345,160	38,002
	McDonald’s Corp.	146,543	37,345
	Tractor Supply Co.	109,274	29,504
	NIKE, Inc., Class B	388,859	29,308
	Marriott International, Inc., Class A	97,630	23,604
	Vail Resorts, Inc.	110,037	19,821
	D.R. Horton, Inc.	117,911	16,617
	Starbucks Corp.	189,822	14,778
	Lennar Corp., Class A	62,894	9,426
	Chipotle Mexican Grill, Inc.[1]	130,550	8,179
	Amazon.com, Inc.[1]	33,975	6,566
	Polaris, Inc.	52,835	4,137
	Advance Auto Parts, Inc.	31,181	1,975
			689,228

Communication services 5.27%
	Alphabet, Inc., Class C	971,985	178,282
	Alphabet, Inc., Class A	417,657	76,076
	Comcast Corp., Class A	4,890,481	191,511
	Meta Platforms, Inc., Class A	141,343	71,268
	Electronic Arts, Inc.	123,936	17,268
	Verizon Communications, Inc.	407,342	16,799
	Walt Disney Co. (The)	157,832	15,671
	Deutsche Telekom AG (ADR)	236,620	5,960
			572,835

Energy 4.87%
	Exxon Mobil Corp.	1,169,736	134,660
	EOG Resources, Inc.	863,963	108,747
	Canadian Natural Resources, Ltd.	2,217,826	78,955
	Chevron Corp.	433,717	67,842
	Halliburton Co.	1,855,073	62,664
	Schlumberger NV	794,578	37,488
	TC Energy Corp.	538,275	20,401
	ConocoPhillips	122,350	13,994
	HF Sinclair Corp.	93,211	4,972
			529,723

Utilities 3.27%
	Sempra	1,149,215	87,409
	Constellation Energy Corp.	423,180	84,750
	Southern Co. (The)	921,284	71,464
	FirstEnergy Corp.	1,404,723	53,759
	Public Service Enterprise Group, Inc.	265,164	19,543

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Utilities (continued)
	CenterPoint Energy, Inc.	539,250	$16,706
	Entergy Corp.	119,743	12,812
	NextEra Energy, Inc.	125,161	8,863
			355,306

Materials 2.62%
	Linde PLC	172,994	75,912
	Celanese Corp.	462,269	62,355
	Corteva, Inc.	712,123	38,412
	Wheaton Precious Metals Corp.	432,077	22,650
	Nucor Corp.	119,279	18,856
	Rio Tinto PLC (ADR)	271,564	17,904
	LyondellBasell Industries NV	155,020	14,829
	Freeport-McMoRan, Inc.	271,830	13,211
	Mosaic Co.	362,193	10,467
	H.B. Fuller Co.	90,381	6,956
	Royal Gold, Inc.	28,262	3,537
			285,089

Real estate 2.10%
	Welltower, Inc. REIT	848,714	88,479
	Extra Space Storage, Inc. REIT	416,185	64,679
	Equinix, Inc. REIT	42,576	32,213
	American Tower Corp. REIT	120,641	23,450
	Prologis, Inc. REIT	174,167	19,561
			228,382
	Total common stocks (cost: $6,949,928,000)		10,432,375
Convertible stocks 0.03%
Financials 0.03%
	Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	3,543
	Total convertible stocks (cost: $2,700,000)		3,543
Short-term securities 3.86%
Money market investments 3.86%
	Capital Group Central Cash Fund 5.37%[2,3]	4,192,299	419,230
	Total short-term securities (cost: $419,195,000)		419,230
	Total investment securities 99.89% (cost: $7,371,823,000)		10,855,148
	Other assets less liabilities 0.11%		12,216
	Net assets 100.00%		$10,867,364
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.86%
Money market investments 3.86%
Capital Group Central Cash Fund 5.37%[2]	$329,850	$819,532	$730,158	$(5)	$11	$419,230	$9,616

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Investments in affiliates3 (continued)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%[2]	$629		$$629 [4]	$	$	$—	$— [5]
Total 3.86%				$(5)	$11	$419,230	$9,616

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 6/30/2024.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Represents net activity. Refer to Note 5 for more information on securities lending.
[5]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

43	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio June 30, 2024unaudited

Common stocks 96.16%		Shares	Value (000)
Information technology 22.51%
	Broadcom, Inc.	50,340	$80,822
	Microsoft Corp.	171,149	76,495
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,168,772	64,502
	Apple, Inc.	177,479	37,381
	ASML Holding NV	26,498	27,338
	ASML Holding NV (ADR)	9,561	9,778
	NVIDIA Corp.	134,641	16,633
	Tokyo Electron, Ltd.	60,100	13,198
	Capgemini SE	53,910	10,678
	Salesforce, Inc.	35,935	9,239
	Samsung Electronics Co., Ltd.	139,329	8,188
	Texas Instruments, Inc.	39,595	7,702
	Accenture PLC, Class A	24,623	7,471
	MediaTek, Inc.	119,094	5,091
	Applied Materials, Inc.	19,589	4,623
	Dell Technologies, Inc., Class C	33,347	4,599
	Oracle Corp.	30,909	4,364
	Micron Technology, Inc.	32,523	4,278
	Shopify, Inc., Class A, subordinate voting shares[1]	63,344	4,184
	EPAM Systems, Inc.[1]	21,455	4,036
	Seagate Technology Holdings PLC	35,575	3,674
	Intel Corp.	114,111	3,534
	Keyence Corp.	7,800	3,441
	Synopsys, Inc.[1]	5,182	3,084
	Arista Networks, Inc.[1]	7,827	2,743
	SAP SE	11,663	2,368
	GlobalWafers Co., Ltd.	126,000	2,084
	Constellation Software, Inc.	613	1,766
	Elastic NV, non-registered shares[1]	12,667	1,443
	Advantech Co., Ltd.	95,098	1,082
	Fujitsu, Ltd.	63,800	1,002
	Delta Electronics, Inc.	74,000	879
	International Business Machines Corp.	4,903	848
	Disco Corp.	2,100	805
	Wolfspeed, Inc.[1]	12,732	290
			429,643

Industrials 13.68%
	General Electric Co.	173,170	27,529
	Airbus SE, non-registered shares	127,270	17,549
	BAE Systems PLC	834,872	13,940
	Carrier Global Corp.	216,587	13,662
	Safran SA	60,205	12,666
	Siemens AG	61,723	11,480
	Mitsui & Co., Ltd.	408,600	9,321
	Mitsui & Co., Ltd.	41,600	949
	RTX Corp.	101,266	10,166
	Recruit Holdings Co., Ltd.	182,750	9,835
	TransDigm Group, Inc.	7,556	9,654
	Melrose Industries PLC	1,375,832	9,608
	Eaton Corp. PLC	26,824	8,411
	Leonardo SpA	354,678	8,267
	Deere & Co.	19,834	7,411
	Ryanair Holdings PLC (ADR)	59,213	6,895
	Boeing Co.[1]	37,750	6,871
	Bureau Veritas SA	232,210	6,409
	Caterpillar, Inc.	17,240	5,743
	Techtronic Industries Co., Ltd.	476,500	5,441
	Compagnie de Saint-Gobain SA, non-registered shares	67,985	5,265
	Lockheed Martin Corp.	10,779	5,035
	L3Harris Technologies, Inc.	15,314	3,439
	RELX PLC	71,705	3,287

American Funds Insurance Series	44

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Volvo AB, Class B	126,472	$3,244
	Deutsche Post AG	80,029	3,238
	Rolls-Royce Holdings PLC[1]	552,955	3,196
	Schneider Electric SE	11,854	2,828
	Daikin Industries, Ltd.	19,800	2,735
	International Consolidated Airlines Group SA (CDI)[1]	1,302,671	2,675
	Dayforce, Inc.[1]	49,127	2,437
	ITOCHU Corp.	46,800	2,296
	Weir Group PLC (The)	86,187	2,150
	Thales SA	12,370	1,988
	MTU Aero Engines AG	7,528	1,925
	United Rentals, Inc.	2,973	1,923
	Bunzl PLC	44,896	1,703
	CSX Corp.	45,377	1,518
	Rentokil Initial PLC	222,930	1,300
	GE Vernova, Inc.[1]	7,149	1,226
	SMC Corp.	2,500	1,194
	Kingspan Group PLC	12,412	1,052
	SS&C Technologies Holdings, Inc.	16,252	1,018
	Grupo Aeroportuario del Sureste, SAB de CV, Class B	26,165	788
	SECOM Co., Ltd.	10,900	646
	Astra International Tbk PT	2,146,900	583
	Ingersoll-Rand, Inc.	5,745	522
	Brenntag SE	1,098	74
			261,092

Health care 13.21%
	Eli Lilly and Co.	39,780	36,016
	Novo Nordisk AS, Class B	234,352	33,479
	UnitedHealth Group, Inc.	56,514	28,780
	Abbott Laboratories	203,136	21,108
	Vertex Pharmaceuticals, Inc.[1]	44,260	20,746
	AstraZeneca PLC	96,049	14,974
	Stryker Corp.	31,998	10,887
	Gilead Sciences, Inc.	138,933	9,532
	Daiichi Sankyo Co., Ltd.	269,100	9,401
	Sanofi	89,875	8,639
	Molina Healthcare, Inc.[1]	22,717	6,754
	Takeda Pharmaceutical Co., Ltd.	256,800	6,661
	Novartis AG	60,188	6,448
	AbbVie, Inc.	33,290	5,710
	DexCom, Inc.[1]	40,592	4,602
	GE HealthCare Technologies, Inc.	57,427	4,475
	Thermo Fisher Scientific, Inc.	7,382	4,082
	Medtronic PLC	32,888	2,589
	Catalent, Inc.[1]	45,413	2,554
	EssilorLuxottica SA	11,405	2,447
	Zoetis, Inc., Class A	12,305	2,133
	Siemens Healthineers AG	35,861	2,066
	Coloplast AS, Class B	12,236	1,469
	Centene Corp.[1]	21,998	1,458
	Insulet Corp.[1]	6,786	1,369
	Lonza Group AG	2,155	1,171
	Eurofins Scientific SE, non-registered shares	19,671	978
	CVS Health Corp.	9,959	588
	Rede D’Or Sao Luiz SA	101,720	495
	agilon health, Inc.[1]	63,086	413
			252,024

45	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Financials 11.02%
	Zurich Insurance Group AG	30,524	$16,239
	ING Groep NV	744,643	12,759
	Chubb, Ltd.	43,365	11,062
	JPMorgan Chase & Co.	46,855	9,477
	Mastercard, Inc., Class A	20,655	9,112
	Blackstone, Inc.	73,130	9,054
	Banco Bilbao Vizcaya Argentaria, SA	818,024	8,161
	HSBC Holdings PLC (GBP denominated)	716,873	6,204
	HSBC Holdings PLC (HKD denominated)	138,400	1,212
	AIA Group, Ltd.	955,399	6,479
	AXA SA	179,365	5,906
	Axis Bank, Ltd.	379,876	5,756
	Arthur J. Gallagher & Co.	17,889	4,639
	KKR & Co., Inc.	43,223	4,549
	B3 SA - Brasil, Bolsa, Balcao	2,460,132	4,506
	HDFC Life Insurance Co., Ltd.	621,014	4,428
	HDFC Bank, Ltd.	178,714	3,610
	HDFC Bank, Ltd. (ADR)	8,872	571
	Aon PLC, Class A	13,554	3,979
	Capital One Financial Corp.	27,258	3,774
	Ping An Insurance (Group) Company of China, Ltd., Class H	781,000	3,551
	Ping An Insurance (Group) Company of China, Ltd., Class A	18,400	105
	NatWest Group PLC	930,361	3,649
	Blue Owl Capital, Inc., Class A	204,326	3,627
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,132	3,563
	Postal Savings Bank of China Co., Ltd., Class H	5,854,383	3,433
	American Express Co.	14,701	3,404
	Apollo Asset Management, Inc.	28,473	3,362
	Discover Financial Services	25,029	3,274
	Kotak Mahindra Bank, Ltd.	143,815	3,093
	BNP Paribas SA	44,512	2,852
	Visa, Inc., Class A	10,664	2,799
	Wells Fargo & Co.	45,216	2,685
	Great-West Lifeco, Inc.	91,872	2,680
	Bank Rakyat Indonesia (Persero) Tbk PT	8,751,700	2,442
	Münchener Rückversicherungs-Gesellschaft AG	4,875	2,438
	Israel Discount Bank, Ltd., Class A	454,371	2,266
	Bank Central Asia Tbk PT	3,681,200	2,221
	FinecoBank SpA	141,544	2,109
	Macquarie Group, Ltd.	15,393	2,100
	KB Financial Group, Inc.	33,776	1,915
	American International Group, Inc.	24,248	1,800
	National Bank of Canada	22,570	1,790
	China Merchants Bank Co., Ltd., Class H	234,403	1,065
	China Merchants Bank Co., Ltd., Class A	145,600	684
	Erste Group Bank AG	34,929	1,654
	XP, Inc., Class A	88,940	1,564
	Bank Mandiri (Persero) Tbk PT	3,925,900	1,466
	Power Corporation of Canada, subordinate voting shares[2]	52,719	1,465
	Marsh & McLennan Companies, Inc.	6,884	1,451
	CVC Capital Partners PLC[1]	67,541	1,239
	MSCI, Inc.	2,543	1,225
	Danske Bank AS	39,713	1,182
	Citigroup, Inc.	18,192	1,154
	Aegon, Ltd.	177,180	1,094
	Brookfield Asset Management, Ltd., Class A (CAD denominated)	26,298	1,001
	Goldman Sachs Group, Inc.	1,822	824
	Bajaj Finance, Ltd.	7,541	642
	Sberbank of Russia PJSC[3]	3,196,952	— [4]
			210,345

American Funds Insurance Series	46

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Consumer discretionary 9.19%
	Amazon.com, Inc.[1]	132,783	$25,660
	LVMH Moët Hennessy-Louis Vuitton SE	24,232	18,609
	Home Depot, Inc.	48,564	16,718
	Booking Holdings, Inc.	2,531	10,027
	Trip.com Group, Ltd. (ADR)[1]	206,249	9,694
	Industria de Diseño Textil, SA	189,252	9,352
	Restaurant Brands International, Inc.	69,860	4,916
	Restaurant Brands International, Inc. (CAD denominated)	38,571	2,718
	Flutter Entertainment PLC[1]	41,108	7,496
	Chipotle Mexican Grill, Inc.[1]	99,400	6,227
	Marriott International, Inc., Class A	25,570	6,182
	Compagnie Financière Richemont SA, Class A	38,574	6,020
	NEXT PLC	51,114	5,845
	Hyundai Motor Co.	23,980	5,114
	YUM! Brands, Inc.	31,906	4,226
	McDonald’s Corp.	16,292	4,152
	Shimano, Inc.[2]	17,400	2,696
	Evolution AB	24,917	2,597
	Stellantis NV	127,173	2,503
	MercadoLibre, Inc.[1]	1,521	2,500
	Tesla, Inc.[1]	12,442	2,462
	Royal Caribbean Cruises, Ltd.[1]	15,147	2,415
	Kering SA	5,944	2,161
	Moncler SpA	34,379	2,105
	Pan Pacific International Holdings Corp.	81,900	1,922
	adidas AG	7,091	1,692
	InterContinental Hotels Group PLC	15,358	1,610
	Sands China, Ltd.[1]	764,400	1,593
	General Motors Co.	31,512	1,464
	Aristocrat Leisure, Ltd.	36,438	1,205
	Las Vegas Sands Corp.	21,493	951
	Entain PLC	103,633	820
	Wynn Macau, Ltd.	834,000	684
	Ferrari NV (EUR denominated)	1,301	532
	Sony Group Corp.	6,200	527
	Dowlais Group PLC	— [4]	— [4]
			175,395

Communication services 6.68%
	Alphabet, Inc., Class C	130,227	23,886
	Alphabet, Inc., Class A	72,880	13,275
	Meta Platforms, Inc., Class A	48,079	24,242
	Publicis Groupe SA	114,921	12,181
	Netflix, Inc.[1]	15,278	10,311
	NetEase, Inc.	311,500	5,947
	NetEase, Inc. (ADR)	13,425	1,283
	Universal Music Group NV	210,590	6,243
	Bharti Airtel, Ltd.	345,588	5,967
	Bharti Airtel, Ltd., interim shares	13,994	175
	Comcast Corp., Class A	136,481	5,345
	SoftBank Corp.	329,385	4,030
	Tencent Holdings, Ltd.	78,300	3,716
	Deutsche Telekom AG	144,036	3,623
	Singapore Telecommunications, Ltd.	1,438,100	2,909
	Take-Two Interactive Software, Inc.[1]	17,222	2,678
	Omnicom Group, Inc.	19,663	1,764
			127,575

47	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Consumer staples 6.18%
	Philip Morris International, Inc.	300,926	$30,493
	Nestlé SA	134,826	13,763
	Imperial Brands PLC	336,266	8,610
	Kroger Co.	157,324	7,855
	Bunge Global SA	51,036	5,449
	Ajinomoto Co., Inc.	153,000	5,385
	British American Tobacco PLC	140,809	4,329
	Keurig Dr Pepper, Inc.	127,136	4,246
	Kweichow Moutai Co., Ltd., Class A	19,600	3,953
	Danone SA	61,298	3,741
	Constellation Brands, Inc., Class A	13,364	3,438
	JBS SA1	533,566	3,080
	Sysco Corp.	42,308	3,020
	Ocado Group PLC[1]	817,690	2,990
	Treasury Wine Estates, Ltd.	343,961	2,852
	Arca Continental, SAB de CV	282,079	2,766
	ITC, Ltd.	541,438	2,747
	Seven & i Holdings Co., Ltd.	215,440	2,624
	Suntory Beverage & Food, Ltd.	56,700	2,013
	Kao Corp.[2]	32,400	1,317
	Costco Wholesale Corp.	1,243	1,057
	Mondelez International, Inc., Class A	14,878	974
	Dollar Tree Stores, Inc.[1]	5,329	569
	Altria Group, Inc.	11,175	509
	Wilmar International, Ltd.	35,100	80
			117,860

Materials 6.05%
	Glencore PLC	2,849,371	16,247
	Freeport-McMoRan, Inc.	327,305	15,907
	Fortescue, Ltd.	792,950	11,328
	Air Products and Chemicals, Inc.	43,571	11,243
	Rio Tinto PLC	155,591	10,242
	Vale SA, ordinary nominative shares	583,989	6,500
	Vale SA (ADR), ordinary nominative shares	151,651	1,694
	Linde PLC	11,518	5,054
	First Quantum Minerals, Ltd.	380,583	4,999
	Anglo American PLC	141,821	4,461
	Ivanhoe Mines, Ltd., Class A1	303,878	3,921
	BHP Group, Ltd. (CDI)	104,402	2,990
	Air Liquide SA	10,153	1,748
	Air Liquide SA, bonus shares	7,036	1,211
	Heidelberg Materials AG, non-registered shares	28,282	2,931
	Smurfit Kappa Group PLC	65,438	2,909
	Shin-Etsu Chemical Co., Ltd.	58,100	2,260
	Albemarle Corp.	22,528	2,152
	Barrick Gold Corp. (CAD denominated)	109,694	1,830
	Akzo Nobel NV	21,947	1,334
	Lundin Mining Corp.	106,116	1,181
	Southern Copper Corp.	10,955	1,180
	Antofagasta PLC	39,354	1,044
	Evonik Industries AG	36,190	738
	Grupo México, SAB de CV, Series B	83,500	449
			115,553

Energy 5.01%
	Canadian Natural Resources, Ltd. (CAD denominated)	609,316	21,704
	EOG Resources, Inc.	99,862	12,570
	TC Energy Corp. (CAD denominated)[2]	241,962	9,172
	Cameco Corp. (CAD denominated)	135,714	6,677
	Cameco Corp.	41,372	2,036
	Tourmaline Oil Corp.	132,146	5,994

American Funds Insurance Series	48

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Shell PLC (GBP denominated)	142,852	$5,134
	Cenovus Energy, Inc. (CAD denominated)	210,158	4,131
	Reliance Industries, Ltd.	95,763	3,585
	Exxon Mobil Corp.	29,493	3,395
	BP PLC	546,050	3,290
	TotalEnergies SE	48,330	3,221
	Suncor Energy, Inc.	73,457	2,800
	ConocoPhillips	23,851	2,728
	Baker Hughes Co., Class A	68,847	2,421
	Schlumberger NV	45,084	2,127
	Neste OYJ	94,722	1,680
	MEG Energy Corp.[1]	69,541	1,488
	Aker BP ASA	53,967	1,375
	Gazprom PJSC[1,3]	2,248,304	— [4]
			95,528

Utilities 2.00%
	Constellation Energy Corp.	31,259	6,260
	DTE Energy Co.	47,424	5,265
	E.ON SE	372,508	4,882
	Engie SA	307,828	4,384
	Iberdrola, SA, non-registered shares	232,420	3,015
	China Resources Gas Group, Ltd.	830,832	2,912
	Dominion Energy, Inc.	44,838	2,197
	Duke Energy Corp.	19,966	2,001
	FirstEnergy Corp.	49,207	1,883
	NextEra Energy, Inc.	18,050	1,278
	AES Corp.	72,359	1,271
	ENN Energy Holdings, Ltd.	129,042	1,063
	Public Service Enterprise Group, Inc.	13,054	962
	National Grid PLC	80,274	895
			38,268

Real estate 0.63%
	VICI Properties, Inc. REIT	101,254	2,900
	Extra Space Storage, Inc. REIT	10,510	1,633
	Iron Mountain, Inc. REIT	16,890	1,514
	American Tower Corp. REIT	7,257	1,411
	Prologis, Inc. REIT	11,745	1,319
	Mitsui Fudosan Co., Ltd.	141,700	1,303
	Longfor Group Holdings, Ltd.	722,238	990
	China Resources Mixc Lifestyle Services, Ltd.	264,000	874
			11,944
	Total common stocks (cost: $1,174,470,000)		1,835,227
Preferred securities 0.07%
Consumer discretionary 0.05%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	12,306	915

	Health care 0.02%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	369
Total preferred securities (cost: $2,001,000)			1,284

49	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Convertible stocks 0.11%		Shares	Value (000)
Materials 0.11%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	47,000	$2,193
	Total convertible stocks (cost: $2,355,000)		2,193
Bonds, notes & other debt instruments 0.13%		Principal amount (000)
Corporate bonds, notes & loans 0.13%
Health care 0.05%
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD1,100	1,033

Consumer discretionary 0.04%
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	390	385
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	151	160
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]	125	133
			678

Financials 0.03%
	Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[6]	709	494

Energy 0.01%
	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	210	191
	Total corporate bonds, notes & loans		2,396
	Total bonds, notes & other debt instruments (cost: $2,546,000)		2,396
Short-term securities 3.74%		Shares
Money market investments 3.28%
	Capital Group Central Cash Fund 5.37%[7,8]	626,746	62,675

Money market investments purchased with collateral from securities on loan 0.46%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,9]	8,695,145	8,695
	Total short-term securities (cost: $71,369,000)		71,370
	Total investment securities 100.21% (cost: $1,252,741,000)		1,912,470
	Other assets less liabilities (0.21)%		(3,969)
	Net assets 100.00%		$1,908,501
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.28%
Money market investments 3.28%
Capital Group Central Cash Fund 5.37%[7]	$44,944	$134,258	$116,529	$(3)	$5	$62,675	$1,790

American Funds Insurance Series	50

Capital World Growth and Income Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $10,543,000, which represented .55% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $678,000, which represented
.04% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

51	American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2024unaudited

Common stocks 97.18%		Shares	Value (000)
Information technology 26.04%
	Microsoft Corp.	6,573,221	$2,937,901
	Apple, Inc.	8,830,338	1,859,846
	Broadcom, Inc.	890,046	1,428,996
	NVIDIA Corp.	7,861,138	971,165
	Accenture PLC, Class A	1,847,898	560,671
	Texas Instruments, Inc.	2,314,995	450,336
	Salesforce, Inc.	1,705,072	438,374
	Intel Corp.	10,290,199	318,687
	Samsung Electronics Co., Ltd.	4,599,072	270,268
	Oracle Corp.	1,294,478	182,780
	Seagate Technology Holdings PLC	1,588,555	164,050
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	122,000
	EPAM Systems, Inc.[1]	515,282	96,930
	Cognizant Technology Solutions Corp., Class A	1,376,004	93,568
	Analog Devices, Inc.	398,402	90,939
	Palo Alto Networks, Inc.[1]	260,884	88,442
	SK hynix, Inc.	449,089	76,161
	Applied Materials, Inc.	300,000	70,797
	ServiceNow, Inc.[1]	85,000	66,867
	QUALCOMM, Inc.	225,964	45,007
	Arista Networks, Inc.[1]	125,000	43,810
	Micron Technology, Inc.	312,085	41,049
	Adobe, Inc.[1]	43,879	24,377
			10,443,021

Industrials 14.13%
	RTX Corp.	8,103,024	813,463
	General Electric Co.	4,485,249	713,020
	Boeing Co.[1]	2,877,649	523,761
	Automatic Data Processing, Inc.	1,695,401	404,675
	Carrier Global Corp.	5,347,121	337,296
	General Dynamics Corp.	1,160,968	336,843
	GFL Environmental, Inc., subordinate voting shares	7,977,235	310,554
	TFI International, Inc.	2,067,287	300,087
	Airbus SE, non-registered shares	1,921,964	265,011
	Honeywell International, Inc.	1,181,440	252,285
	TransDigm Group, Inc.	181,773	232,235
	United Rentals, Inc.	326,897	211,414
	Ingersoll-Rand, Inc.	2,103,958	191,124
	Woodward, Inc.	911,690	158,981
	XPO, Inc.[1]	1,216,922	129,176
	Paychex, Inc.	1,059,135	125,571
	L3Harris Technologies, Inc.	381,989	85,787
	APi Group Corp.[1]	1,599,578	60,192
	CSX Corp.	1,702,773	56,958
	Union Pacific Corp.	250,000	56,565
	Delta Air Lines, Inc.	900,000	42,696
	TELUS International (Cda), Inc., subordinate voting shares[1,2]	5,158,625	29,817
	GE Vernova, Inc.[1]	162,500	27,870
			5,665,381

Health care 13.53%
	UnitedHealth Group, Inc.	2,278,818	1,160,511
	Eli Lilly and Co.	763,290	691,068
	AbbVie, Inc.	3,366,224	577,375
	Vertex Pharmaceuticals, Inc.[1]	797,380	373,748
	Thermo Fisher Scientific, Inc.	655,353	362,410
	GE HealthCare Technologies, Inc.	4,503,797	350,936
	Abbott Laboratories	2,886,063	299,891
	Danaher Corp.	896,225	223,922
	Revvity, Inc.	1,988,505	208,515
	IQVIA Holdings, Inc.[1]	659,338	139,410

American Funds Insurance Series	52

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Sanofi	1,245,837	$119,751
	Cencora, Inc.	446,557	100,609
	CVS Health Corp.	1,696,989	100,224
	Novo Nordisk AS, Class B	663,888	94,840
	Johnson & Johnson	505,000	73,811
	DexCom, Inc.[1]	647,230	73,383
	Gilead Sciences, Inc.	1,021,474	70,083
	Takeda Pharmaceutical Co., Ltd.	2,667,554	69,193
	Regeneron Pharmaceuticals, Inc.[1]	58,996	62,007
	Stryker Corp.	170,434	57,990
	Insulet Corp.[1]	239,321	48,295
	Bristol-Myers Squibb Co.	1,150,000	47,759
	Amgen, Inc.	151,000	47,180
	Intuitive Surgical, Inc.[1]	87,269	38,822
	Medtronic PLC	462,434	36,398
			5,428,131

Communication services 10.47%
	Meta Platforms, Inc., Class A	3,777,491	1,904,687
	Alphabet, Inc., Class C	5,082,000	932,140
	Alphabet, Inc., Class A	5,032,544	916,678
	Netflix, Inc.[1]	535,531	361,419
	Comcast Corp., Class A	2,098,931	82,194
			4,197,118

Consumer discretionary 9.71%
	Amazon.com, Inc.[1]	8,582,508	1,658,570
	Wyndham Hotels & Resorts, Inc.[3]	5,233,154	387,253
	Restaurant Brands International, Inc.	3,718,191	261,649
	Royal Caribbean Cruises, Ltd.[1]	1,510,459	240,812
	Tesla, Inc.[1]	1,104,141	218,487
	Home Depot, Inc.	582,781	200,617
	InterContinental Hotels Group PLC	1,396,700	146,434
	Churchill Downs, Inc.	939,327	131,130
	Tapestry, Inc.	2,982,230	127,610
	Hasbro, Inc.	1,788,473	104,626
	Sony Group Corp.	1,045,100	88,804
	McDonald’s Corp.	299,478	76,319
	YUM! Brands, Inc.	350,000	46,361
	TJX Companies, Inc.	328,670	36,187
	LVMH Moët Hennessy-Louis Vuitton SE	44,522	34,191
	Hilton Worldwide Holdings, Inc.	151,393	33,034
	DoorDash, Inc., Class A1	266,642	29,005
	Tractor Supply Co.	99,068	26,748
	Entain PLC	3,054,537	24,183
	General Motors Co.	504,165	23,423
			3,895,443

Financials 9.67%
	Mastercard, Inc., Class A	1,208,007	532,924
	JPMorgan Chase & Co.	2,630,136	531,971
	Fidelity National Information Services, Inc.	6,795,448	512,105
	S&P Global, Inc.	706,397	315,053
	BlackRock, Inc.	356,179	280,427
	Capital One Financial Corp.	1,869,673	258,856
	Berkshire Hathaway, Inc., Class B1	540,000	219,672
	Marsh & McLennan Companies, Inc.	878,016	185,016
	Visa, Inc., Class A	652,149	171,170
	Power Corporation of Canada, subordinate voting shares[2]	4,060,000	112,833
	Chubb, Ltd.	435,647	111,125
	B3 SA - Brasil, Bolsa, Balcao	56,528,755	103,550
	PNC Financial Services Group, Inc.	520,903	80,990

53	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	First Citizens BancShares, Inc., Class A	46,090	$77,598
	Wells Fargo & Co.	1,300,000	77,207
	Morgan Stanley	750,000	72,892
	Arthur J. Gallagher & Co.	220,000	57,048
	State Street Corp.	760,000	56,240
	American International Group, Inc.	704,000	52,265
	American Express Co.	175,780	40,702
	CME Group, Inc., Class A	152,718	30,024
			3,879,668

Consumer staples 3.45%
	British American Tobacco PLC	15,047,095	462,550
	General Mills, Inc.	2,690,394	170,194
	Philip Morris International, Inc.	1,608,349	162,974
	Constellation Brands, Inc., Class A	607,364	156,263
	Mondelez International, Inc., Class A	2,236,033	146,326
	Church & Dwight Co., Inc.	1,177,008	122,032
	Imperial Brands PLC	4,190,585	107,295
	Keurig Dr Pepper, Inc.	1,019,386	34,047
	Kraft Heinz Co. (The)	694,940	22,391
	Monster Beverage Corp.[1]	17,894	894
			1,384,966

Energy 3.02%
	Baker Hughes Co., Class A	9,934,219	349,386
	Canadian Natural Resources, Ltd. (CAD denominated)	8,858,000	315,522
	Exxon Mobil Corp.	1,841,478	211,991
	EOG Resources, Inc.	1,118,566	140,794
	Chevron Corp.	535,000	83,685
	TC Energy Corp.	1,629,755	61,768
	ConocoPhillips	434,738	49,725
			1,212,871

Materials 3.02%
	Air Products and Chemicals, Inc.	1,615,736	416,941
	Freeport-McMoRan, Inc.	3,982,222	193,536
	Linde PLC	422,331	185,323
	Celanese Corp.	1,186,264	160,015
	Eastman Chemical Co.	1,613,268	158,052
	LyondellBasell Industries NV	579,974	55,480
	Albemarle Corp.	431,100	41,179
			1,210,526

Utilities 2.32%
	PG&E Corp.	18,016,861	314,575
	CenterPoint Energy, Inc.	5,843,418	181,029
	Edison International	1,380,480	99,132
	DTE Energy Co.	866,518	96,192
	Entergy Corp.	838,520	89,722
	Sempra	800,000	60,848
	Constellation Energy Corp.	250,468	50,161
	NextEra Energy, Inc.	564,975	40,006
			931,665

American Funds Insurance Series	54

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Real estate 1.82%
	VICI Properties, Inc. REIT	9,162,577	$262,416
	Equinix, Inc. REIT	338,856	256,379
	American Tower Corp. REIT	620,421	120,597
	Welltower, Inc. REIT	570,000	59,423
	Prologis, Inc. REIT	275,887	30,985
			729,800
	Total common stocks (cost: $23,669,490,000)		38,978,590
Bonds, notes & other debt instruments 0.01%		Principal amount (000)
Corporate bonds, notes & loans 0.01%
Industrials 0.01%
	Boeing Co. 4.875% 5/1/2025	USD4,706	4,657

Consumer discretionary 0.00%
	General Motors Financial Co., Inc. 4.30% 7/13/2025	160	158
	General Motors Financial Co., Inc. 5.25% 3/1/2026	827	823
			981
	Total corporate bonds, notes & loans		5,638
	Total bonds, notes & other debt instruments (cost: $5,645,000)		5,638
Short-term securities 2.80%		Shares
Money market investments 2.53%
	Capital Group Central Cash Fund 5.37%[3,4]	10,132,744	1,013,274

Money market investments purchased with collateral from securities on loan 0.27%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[4,5]	61,453,772	61,454
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[4,5]	46,397,862	46,398
			107,852
	Total short-term securities (cost: $1,121,116,000)		1,121,126
	Total investment securities 99.99% (cost: $24,796,251,000)		40,105,354
	Other assets less liabilities 0.01%		2,266
	Net assets 100.00%		$40,107,620

55	American Funds Insurance Series

Growth-Income Fund (continued)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.96%
Consumer discretionary 0.96%
Wyndham Hotels & Resorts, Inc.	$106,302	$282,386	$—	$—	$(1,435)	$387,253	$1,670
Short-term securities 2.53%
Money market investments 2.53%
Capital Group Central Cash Fund 5.37%[4]	1,430,798	5,734,011	6,151,892	509	(152)	1,013,274	31,439
Total 3.49%				$509	$(1,587)	$1,400,527	$33,109

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $114,087,000, which represented .28% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 6/30/2024.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	56

International Growth and Income Fund
Investment portfolio June 30, 2024unaudited

Common stocks 93.66%		Shares	Value (000)
Financials 18.53%
	AXA SA	138,710	$4,567
	Zurich Insurance Group AG	6,511	3,464
	Tokio Marine Holdings, Inc.	77,000	2,890
	Resona Holdings, Inc.	382,200	2,538
	HSBC Holdings PLC (GBP denominated)	231,078	2,000
	HSBC Holdings PLC (HKD denominated)	55,200	483
	KB Financial Group, Inc.	41,786	2,369
	UniCredit SpA	60,402	2,251
	Ping An Insurance (Group) Company of China, Ltd., Class H	465,000	2,114
	Edenred SA	49,577	2,092
	Hiscox, Ltd.	143,056	2,078
	Tryg A/S	93,921	2,052
	Banco Bilbao Vizcaya Argentaria, SA	199,520	1,991
	Société Générale	79,587	1,858
	Deutsche Bank AG	114,032	1,819
	Hana Financial Group, Inc.	40,716	1,785
	AIA Group, Ltd.	258,800	1,755
	Skandinaviska Enskilda Banken AB, Class A	111,021	1,645
	NatWest Group PLC	395,137	1,550
	Euronext NV	16,511	1,524
	CaixaBank, SA, non-registered shares	217,373	1,150
	HDFC Bank, Ltd.	53,386	1,078
	Grupo Financiero Banorte, SAB de CV, Series O	137,554	1,072
	Bank Hapoalim BM	111,973	989
	London Stock Exchange Group PLC	7,674	910
	DBS Group Holdings, Ltd.	34,284	903
	Royal Bank of Canada	8,284	882
	Aon PLC, Class A	2,812	826
	Kotak Mahindra Bank, Ltd.	37,209	800
	Prudential PLC	87,009	789
	DNB Bank ASA	37,900	744
	3i Group PLC	16,295	628
	CVC Capital Partners PLC[1]	34,088	626
	Dai-ichi Life Holdings, Inc.	20,400	548
	Mediobanca SpA	35,646	525
	United Overseas Bank, Ltd.	21,100	487
	Mizuho Financial Group, Inc.	22,900	480
	ICICI Bank, Ltd. (ADR)	16,655	480
	Brookfield Corp., Class A (CAD denominated)	11,454	476
	XP, Inc., Class A	26,563	467
	Macquarie Group, Ltd.	3,325	454
	Canara Bank	311,140	445
	Intesa Sanpaolo SpA	112,002	418
	Hong Kong Exchanges and Clearing, Ltd.	12,400	395
	Discovery, Ltd.	49,301	365
	Bank Mandiri (Persero) Tbk PT	862,900	322
	Hang Seng Bank, Ltd.	24,000	307
	Banco Santander, SA	52,177	242
	Banca Generali SpA	5,885	236
	ABN AMRO Bank NV	11,559	189
	AU Small Finance Bank, Ltd.	12,289	99
	Moscow Exchange MICEX-RTS PJSC[2]	346,177	— [3]
	Sberbank of Russia PJSC[2]	476,388	— [3]
			61,157

Information technology 14.93%
	Taiwan Semiconductor Manufacturing Co., Ltd.	448,000	13,324
	ASML Holding NV	8,235	8,496
	MediaTek, Inc.	149,000	6,370
	Broadcom, Inc.	2,985	4,793
	Samsung Electronics Co., Ltd.	59,498	3,496
	SAP SE	11,089	2,251

57	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Tokyo Electron, Ltd.	9,000	$1,976
	Sage Group PLC (The)	102,323	1,404
	Capgemini SE	6,700	1,327
	Keyence Corp.	2,600	1,147
	ASM International NV	1,504	1,146
	E Ink Holdings, Inc.	115,000	897
	ASMPT, Ltd.	42,000	585
	Halma PLC	15,200	518
	Fujitsu, Ltd.	31,900	501
	NEC Corp.	5,500	450
	eMemory Technology, Inc.	3,000	236
	Tata Consultancy Services, Ltd.	4,166	194
	Nomura Research Institute, Ltd.	5,300	150
			49,261

Industrials 13.71%
	Airbus SE, non-registered shares	40,597	5,598
	BAE Systems PLC	324,254	5,414
	ABB, Ltd.	55,843	3,091
	Ryanair Holdings PLC (ADR)	19,350	2,253
	RELX PLC	40,271	1,846
	Rheinmetall AG, non-registered shares	3,627	1,845
	SMC Corp.	3,100	1,480
	Safran SA	6,989	1,470
	Mitsui & Co., Ltd.	61,800	1,410
	Thales SA	8,242	1,324
	TFI International, Inc.	4,873	707
	TFI International, Inc. (CAD denominated)	3,952	574
	Alliance Global Group, Inc.	7,668,600	1,132
	Diploma PLC	20,936	1,092
	Siemens AG	5,713	1,063
	CCR SA, ordinary nominative shares	492,117	1,025
	Copa Holdings, SA, Class A	10,465	996
	Epiroc AB, Class B	31,801	580
	Epiroc AB, Class A	19,194	383
	ITOCHU Corp.	19,000	932
	Pluxee NV1	33,005	926
	Canadian National Railway Co. (CAD denominated)	7,065	835
	ASSA ABLOY AB, Class B	29,355	832
	Hitachi, Ltd.	34,000	767
	Caterpillar, Inc.	2,189	729
	Fluidra, SA, non-registered shares	33,272	691
	SITC International Holdings Co., Ltd.	253,659	687
	Volvo AB, Class B	23,941	614
	Bunzl PLC	15,283	580
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	31,389	491
	Komatsu, Ltd.	14,200	413
	Deutsche Post AG	9,883	400
	Techtronic Industries Co., Ltd.	33,592	384
	Contemporary Amperex Technology Co., Ltd., Class A	14,400	356
	Adecco Group AG	10,196	339
	Melrose Industries PLC	45,326	317
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	45,700	293
	Daikin Industries, Ltd.	1,900	263
	Wizz Air Holdings PLC[1]	9,176	260
	International Container Terminal Services, Inc.	40,750	243
	VAT Group AG	324	182
	Shenzhen Inovance Technology Co., Ltd., Class A	22,400	158

American Funds Insurance Series	58

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	DSV A/S	887	$136
	Aalberts NV, non-registered shares	2,901	118
	LIXIL Corp.	700	7
			45,236

Consumer discretionary 9.99%
	Renault SA	73,265	3,737
	Industria de Diseño Textil, SA	73,940	3,654
	LVMH Moët Hennessy-Louis Vuitton SE	3,178	2,441
	Trip.com Group, Ltd. (ADR)[1]	39,070	1,836
	Trip.com Group, Ltd.[1]	9,750	462
	Evolution AB	19,770	2,060
	InterContinental Hotels Group PLC	18,156	1,904
	MGM China Holdings, Ltd.	1,128,400	1,756
	Prosus NV, Class N	40,579	1,437
	Restaurant Brands International, Inc. (CAD denominated)	19,418	1,368
	Midea Group Co., Ltd., Class A	153,300	1,361
	Stellantis NV	55,477	1,091
	B&M European Value Retail SA	191,615	1,060
	Wynn Macau, Ltd.	1,149,600	943
	Suzuki Motor Corp.	78,000	903
	Hyundai Motor Co.	4,112	877
	H World Group, Ltd. (ADR)	23,966	799
	Bajaj Auto, Ltd.	6,556	746
	Galaxy Entertainment Group, Ltd.	130,361	607
	Paltac Corp.	21,000	571
	D’Ieteren Group	2,554	540
	Amadeus IT Group SA, Class A, non-registered shares	6,960	463
	Nitori Holdings Co., Ltd.	4,300	455
	Entain PLC	46,518	368
	Dixon Technologies (India), Ltd.	2,332	333
	Sands China, Ltd.[1]	117,572	245
	China Tourism Group Duty Free Corp., Ltd., Class A	18,300	157
	China Tourism Group Duty Free Corp., Ltd., Class H4	14,300	87
	Compagnie Financière Richemont SA, Class A	1,499	234
	Maruti Suzuki India, Ltd.	1,334	192
	Vedant Fashions, Ltd.[1]	13,629	171
	Kering SA	352	128
			32,986

Health care 8.68%
	Novo Nordisk AS, Class B	78,488	11,212
	AstraZeneca PLC	54,092	8,433
	Sanofi	35,982	3,459
	EssilorLuxottica SA	9,832	2,109
	Bayer AG	32,527	920
	HOYA Corp.	4,800	562
	Grifols, SA, Class B (ADR)[1]	86,548	546
	Genus PLC	19,907	416
	Siemens Healthineers AG	6,899	397
	Roche Holding AG, nonvoting non-registered shares	671	186
	BeiGene, Ltd. (ADR)[1]	1,113	159
	Hypera SA, ordinary nominative shares	27,159	139
	Max Healthcare Institute, Ltd.	9,259	104
	Euroapi SA1,4	1,412	4
			28,646

Consumer staples 8.23%
	British American Tobacco PLC	122,877	3,777
	Philip Morris International, Inc.	32,074	3,250
	Nestlé SA	26,134	2,668
	Carlsberg A/S, Class B	18,766	2,246

59	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Imperial Brands PLC	74,106	$1,897
	Arca Continental, SAB de CV	171,771	1,684
	KT&G Corp.	22,515	1,440
	Anheuser-Busch InBev SA/NV	21,630	1,250
	Tsingtao Brewery Co., Ltd., Class H	179,738	1,198
	Carrefour SA, non-registered shares	78,343	1,107
	Pernod Ricard SA	8,078	1,099
	ITC, Ltd.	164,549	835
	L’Oréal SA, non-registered shares	1,830	805
	Kweichow Moutai Co., Ltd., Class A	3,690	744
	Asahi Group Holdings, Ltd.[4]	20,300	717
	Ocado Group PLC[1]	161,370	590
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	328,401	568
	Danone SA	7,212	440
	Uni-Charm Corp.	10,000	320
	Yamazaki Baking Co., Ltd.	14,400	296
	United Spirits, Ltd.	14,813	227
			27,158

Communication services 6.68%
	Koninklijke KPN NV	1,146,738	4,395
	Publicis Groupe SA	40,982	4,344
	Tencent Holdings, Ltd.	66,200	3,142
	Telefónica, SA, non-registered shares	387,885	1,643
	América Móvil, SAB de CV, Class B (ADR)	88,684	1,508
	BT Group PLC	648,421	1,151
	Universal Music Group NV	33,264	986
	MTN Group, Ltd.	183,621	852
	KANZHUN, Ltd., Class A (ADR)	39,661	746
	HYBE Co., Ltd.	4,081	601
	Vodafone Group PLC	622,480	548
	Indus Towers, Ltd.[1]	107,317	483
	Deutsche Telekom AG	17,672	445
	Nippon Television Holdings, Inc.	30,000	434
	Nintendo Co., Ltd.	5,900	315
	NetEase, Inc.	14,000	267
	Singapore Telecommunications, Ltd.	93,300	189
			22,049

Energy 4.73%
	TotalEnergies SE	100,699	6,711
	BP PLC	343,327	2,069
	Cameco Corp. (CAD denominated)	36,331	1,787
	Canadian Natural Resources, Ltd. (CAD denominated)	49,128	1,750
	TC Energy Corp. (CAD denominated)	27,477	1,042
	Gaztransport & Technigaz SA	4,499	586
	Schlumberger NV	11,717	553
	Aker BP ASA	17,760	453
	Tourmaline Oil Corp.	7,638	346
	Cenovus Energy, Inc. (CAD denominated)	9,026	177
	Cenovus Energy, Inc.	7,706	152
	Sovcomflot PAO[2]	356,717	— [3]
	Gazprom PJSC[1,2]	671,150	— [3]
	LUKOIL Oil Co. PJSC[2]	9,706	— [3]
			15,626

Materials 4.69%
	Linde PLC	4,258	1,868
	Glencore PLC	304,423	1,736
	Vale SA, ordinary nominative shares	87,487	974
	Vale SA (ADR), ordinary nominative shares	50,572	565
	Newmont Corp.	32,906	1,378

American Funds Insurance Series	60

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Rio Tinto PLC	19,684	$1,296
	Barrick Gold Corp.	57,997	967
	Air Liquide SA	5,188	893
	Fortescue, Ltd.	56,612	809
	Nutrien, Ltd. (CAD denominated)	15,631	796
	Holcim, Ltd.	8,452	750
	Freeport-McMoRan, Inc.	13,272	645
	Grupo México, SAB de CV, Series B	94,371	508
	Sika AG	1,728	492
	First Quantum Minerals, Ltd.	30,289	398
	Givaudan SA	72	341
	Franco-Nevada Corp.	2,845	337
	Shin-Etsu Chemical Co., Ltd.	8,500	330
	Anhui Conch Cement Co., Ltd., Class H	75,000	178
	Fresnillo PLC	23,302	166
	Asahi Kasei Corp.	10,100	65
	Alrosa PJSC[2]	53,607	— [3]
			15,492

Utilities 1.95%
	Engie SA	156,038	2,223
	SSE PLC	54,244	1,223
	Brookfield Infrastructure Partners, LP	35,300	970
	Iberdrola, SA, non-registered shares	67,138	871
	Veolia Environnement SA	17,566	527
	ENN Energy Holdings, Ltd.	38,759	319
	National Grid PLC	25,946	289
			6,422

Real estate 1.54%
	CK Asset Holdings, Ltd.	393,500	1,473
	Mitsubishi Estate Co., Ltd.	65,100	1,026
	Prologis Property Mexico, SA de CV, REIT	257,827	842
	Embassy Office Parks REIT	154,717	658
	Link REIT	127,868	497
	Longfor Group Holdings, Ltd.	359,742	493
	Macrotech Developers, Ltd.	5,414	97
			5,086
	Total common stocks (cost: $250,671,000)		309,119
Preferred securities 0.13%
Materials 0.07%
	Gerdau SA, preferred nominative shares	75,098	247

Information technology 0.06%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	4,070	187
	Total preferred securities (cost: $503,000)		434

61	American Funds Insurance Series

International Growth and Income Fund (continued)
Short-term securities 5.91%	Shares	Value (000)
Money market investments 5.91%
Capital Group Central Cash Fund 5.37%[5,6]	195,197	$19,520
Total short-term securities (cost: $19,517,000)		19,520
Total investment securities 99.70% (cost: $270,691,000)		329,073
Other assets less liabilities 0.30%		978
Net assets 100.00%		$330,051
Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 5.91%
Money market investments 5.91%
Capital Group Central Cash Fund 5.37%[5]	$10,070	$35,411	$25,962	$— [3]	$1	$19,520	$385

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
All or a portion of this security was on loan. The total value of all such securities was $715,000, which represented .22% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Rate represents the seven-day yield at 6/30/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	62

Capital Income Builder
Investment portfolio June 30, 2024unaudited

Common stocks 78.04%		Shares	Value (000)
Financials 12.98%
	JPMorgan Chase & Co.	86,767	$17,549
	Zurich Insurance Group AG	25,555	13,596
	Morgan Stanley	100,945	9,811
	BlackRock, Inc.	11,956	9,413
	CME Group, Inc., Class A	41,646	8,188
	Münchener Rückversicherungs-Gesellschaft AG	15,062	7,531
	DBS Group Holdings, Ltd.	274,816	7,242
	ING Groep NV	418,792	7,176
	PNC Financial Services Group, Inc.	34,083	5,299
	Power Corporation of Canada, subordinate voting shares[1]	165,641	4,603
	Intact Financial Corp.	26,141	4,357
	Kaspi.kz JSC (GDR)[2]	21,756	2,807
	Kaspi.kz JSC (ADR)	9,355	1,207
	AIA Group, Ltd.	523,553	3,550
	Wells Fargo & Co.	58,806	3,492
	American International Group, Inc.	46,102	3,423
	B3 SA - Brasil, Bolsa, Balcao	1,785,756	3,271
	Citizens Financial Group, Inc.	85,401	3,077
	Apollo Asset Management, Inc.	25,493	3,010
	Truist Financial Corp.	72,170	2,804
	Hana Financial Group, Inc.	62,338	2,733
	Swedbank AB, Class A	118,149	2,438
	360 ONE WAM, Ltd.	203,766	2,382
	Great-West Lifeco, Inc.	76,851	2,242
	Blackstone, Inc.	17,696	2,191
	East West Bancorp, Inc.	29,849	2,186
	Bank Central Asia Tbk PT	3,326,500	2,007
	Toronto-Dominion Bank (The) (CAD denominated)	36,395	2,001
	Principal Financial Group, Inc.	23,609	1,852
	3i Group PLC	41,828	1,613
	NatWest Group PLC	407,223	1,597
	EFG International AG	107,876	1,587
	BNP Paribas SA	24,071	1,542
	Skandinaviska Enskilda Banken AB, Class A	98,973	1,466
	UniCredit SpA	37,589	1,401
	Banco Bilbao Vizcaya Argentaria, SA	139,712	1,394
	Webster Financial Corp.	31,946	1,393
	State Street Corp.	18,578	1,375
	TPG, Inc., Class A	30,962	1,283
	KBC Groep NV	17,609	1,242
	Western Union Co.	93,040	1,137
	National Bank of Canada	13,863	1,100
	Banco Santander, SA	230,887	1,070
	Bank Mandiri (Persero) Tbk PT	2,858,800	1,068
	Hong Kong Exchanges and Clearing, Ltd.	33,200	1,058
	Euronext NV	10,922	1,008
	United Overseas Bank, Ltd.	37,700	871
	DNB Bank ASA	43,603	856
	Patria Investments, Ltd., Class A	63,717	768
	China Pacific Insurance (Group) Co., Ltd., Class H	277,950	678
	Tokio Marine Holdings, Inc.	17,500	657
	Vontobel Holding AG	10,823	648
	Fukuoka Financial Group, Inc.	19,200	515
	Houlihan Lokey, Inc., Class A	3,658	493
	Bank of Montreal	4,550	382
	Resona Holdings, Inc.	35,400	235
	Deutsche Bank AG	9,889	158
	Moscow Exchange MICEX-RTS PJSC[3]	875,002	— [4]
	Sberbank of Russia PJSC[3]	204,176	— [4]
			170,033

63	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)		Shares	Value (000)

Information technology 11.61%
	Broadcom, Inc.	35,027	$56,237
	Microsoft Corp.	67,439	30,142
	Taiwan Semiconductor Manufacturing Co., Ltd.	659,800	19,623
	Texas Instruments, Inc.	53,452	10,398
	KLA Corp.	7,281	6,003
	Seagate Technology Holdings PLC	55,323	5,713
	Samsung Electronics Co., Ltd.	74,874	4,400
	SAP SE	18,492	3,755
	Analog Devices, Inc.	15,346	3,503
	Accenture PLC, Class A	10,703	3,247
	TDK Corp.	42,200	2,579
	Tokyo Electron, Ltd.	8,700	1,911
	GlobalWafers Co., Ltd.	92,938	1,537
	HCL Technologies, Ltd.	82,600	1,441
	Intel Corp.	29,886	926
	Capgemini SE	2,349	465
	BE Semiconductor Industries NV	1,523	254
			152,134

Health care 9.86%
	AbbVie, Inc.	172,276	29,549
	Abbott Laboratories	150,609	15,650
	AstraZeneca PLC	93,359	14,554
	Amgen, Inc.	43,722	13,661
	Gilead Sciences, Inc.	198,811	13,640
	Sanofi	82,690	7,948
	Medtronic PLC	76,952	6,057
	Bristol-Myers Squibb Co.	99,925	4,150
	UnitedHealth Group, Inc.	8,005	4,077
	Merck & Co., Inc.	29,723	3,680
	Roche Holding AG, nonvoting non-registered shares	12,267	3,404
	CVS Health Corp.	57,311	3,385
	Novartis AG	20,454	2,191
	GSK PLC	104,736	2,019
	EssilorLuxottica SA	8,529	1,830
	Takeda Pharmaceutical Co., Ltd.	60,125	1,559
	EBOS Group, Ltd.	65,279	1,281
	Pfizer, Inc.	18,765	525
			129,160

Industrials 9.11%
	RTX Corp.	236,467	23,739
	Siemens AG	44,233	8,227
	BAE Systems PLC	410,089	6,847
	Union Pacific Corp.	28,014	6,338
	Volvo AB, Class B	232,382	5,961
	Deutsche Post AG	133,097	5,385
	FedEx Corp.	17,608	5,280
	Honeywell International, Inc.	24,572	5,247
	RELX PLC	113,100	5,185
	Mitsubishi Corp.	237,481	4,671
	Paychex, Inc.	37,913	4,495
	SGS SA	44,778	3,984
	Carrier Global Corp.	62,055	3,914
	Marubeni Corp.	199,500	3,727
	Singapore Technologies Engineering, Ltd.	1,018,100	3,251
	Broadridge Financial Solutions, Inc.	15,016	2,958
	Canadian National Railway Co. (CAD denominated)	23,492	2,776
	Automatic Data Processing, Inc.	10,954	2,615
	Trinity Industries, Inc.	78,562	2,351
	Trelleborg AB, Class B	41,358	1,602
	ITOCHU Corp.	30,300	1,487

American Funds Insurance Series	64

Capital Income Builder (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Schneider Electric SE	6,137	$1,464
	Bureau Veritas SA	50,133	1,384
	Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	47,027	1,328
	Northrop Grumman Corp.	2,555	1,114
	Waste Management, Inc.	4,833	1,031
	General Dynamics Corp.	2,797	812
	Sulzer AG	5,049	698
	Illinois Tool Works, Inc.	2,886	684
	Airbus SE, non-registered shares	3,930	542
	Epiroc AB, Class B	12,727	232
	UL Solutions, Inc., Class A	1,100	46
			119,375

Consumer staples 8.72%
	Philip Morris International, Inc.	307,980	31,208
	British American Tobacco PLC	361,768	11,121
	British American Tobacco PLC (ADR)	65,265	2,018
	Mondelez International, Inc., Class A	136,791	8,952
	Nestlé SA	73,098	7,462
	Imperial Brands PLC	231,107	5,917
	General Mills, Inc.	85,961	5,438
	PepsiCo, Inc.	29,747	4,906
	Dollar General Corp.	34,248	4,529
	ITC, Ltd.	817,623	4,149
	Procter & Gamble Co.	19,722	3,253
	Altria Group, Inc.	70,341	3,204
	Carlsberg A/S, Class B	23,465	2,808
	Danone SA	43,223	2,638
	Kimberly-Clark Corp.	18,542	2,562
	Sysco Corp.	29,707	2,121
	Diageo PLC	61,994	1,950
	Asahi Group Holdings, Ltd.[1]	53,600	1,893
	Seven & i Holdings Co., Ltd.	122,700	1,494
	Kao Corp.[1]	36,200	1,471
	WH Group, Ltd.	2,047,500	1,347
	Molson Coors Beverage Co., Class B, restricted voting shares	21,854	1,111
	Anheuser-Busch InBev SA/NV	14,423	833
	Pernod Ricard SA	6,104	831
	Kenvue, Inc.	29,864	543
	Scandinavian Tobacco Group A/S	24,914	352
	Vector Group, Ltd.	7,500	79
			114,190

Energy 6.26%
	Canadian Natural Resources, Ltd. (CAD denominated)	397,400	14,155
	Exxon Mobil Corp.	104,989	12,086
	TC Energy Corp. (CAD denominated)[1]	286,565	10,863
	Shell PLC (GBP denominated)	270,995	9,739
	Shell PLC (ADR)	9,377	677
	EOG Resources, Inc.	69,270	8,719
	BP PLC	1,055,455	6,360
	TotalEnergies SE	77,762	5,183
	ConocoPhillips	34,075	3,897
	Chevron Corp.	19,728	3,086
	Equitrans Midstream Corp.	202,127	2,624
	Cenovus Energy, Inc.	64,079	1,260
	Cenovus Energy, Inc. (CAD denominated)	33,067	650
	DT Midstream, Inc.	15,549	1,104

65	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Neste OYJ	44,705	$793
	Schlumberger NV	16,544	780
	Gazprom PJSC[3,5]	880,428	— [4]
			81,976

Utilities 6.08%
	SSE PLC	345,541	7,794
	Engie SA	523,498	7,456
	E.ON SE	499,028	6,540
	Dominion Energy, Inc.	129,918	6,366
	Iberdrola, SA, non-registered shares	484,339	6,283
	Edison International	81,700	5,867
	DTE Energy Co.	52,323	5,808
	Duke Energy Corp.	51,699	5,182
	Pinnacle West Capital Corp.	58,175	4,443
	Sempra	56,345	4,286
	Southern Co. (The)	53,023	4,113
	CenterPoint Energy, Inc.	127,057	3,936
	AES Corp.	179,235	3,149
	Entergy Corp.	25,916	2,773
	National Grid PLC	242,338	2,702
	SembCorp Industries, Ltd.	254,500	900
	ENN Energy Holdings, Ltd.	99,100	816
	Power Grid Corporation of India, Ltd.	172,853	682
	Power Assets Holdings, Ltd.	117,500	633
			79,729

Consumer discretionary 4.33%
	McDonald’s Corp.	35,746	9,110
	Home Depot, Inc.	24,120	8,303
	LVMH Moët Hennessy-Louis Vuitton SE	8,203	6,299
	YUM! Brands, Inc.	29,699	3,934
	Industria de Diseño Textil, SA	68,847	3,402
	Midea Group Co., Ltd., Class A	378,475	3,361
	Restaurant Brands International, Inc.	40,800	2,871
	Tractor Supply Co.	9,884	2,669
	Darden Restaurants, Inc.	17,308	2,619
	Stellantis NV	129,220	2,541
	Vail Resorts, Inc.	11,999	2,161
	NEXT PLC	15,514	1,774
	Galaxy Entertainment Group, Ltd.	271,000	1,262
	Kering SA	3,432	1,248
	Starbucks Corp.	10,911	849
	Bridgestone Corp.[1]	20,700	816
	Compagnie Financière Richemont SA, Class A	5,082	793
	Hasbro, Inc.	11,938	698
	International Game Technology PLC	22,715	465
	Amadeus IT Group SA, Class A, non-registered shares	6,772	451
	OPAP SA	26,284	412
	Jumbo SA	13,271	381
	Inchcape PLC	31,417	296
			56,715

Real estate 4.02%
	VICI Properties, Inc. REIT	624,137	17,875
	Extra Space Storage, Inc. REIT	34,866	5,419
	Public Storage REIT	12,858	3,699
	Rexford Industrial Realty, Inc. REIT	82,059	3,659
	American Tower Corp. REIT	15,959	3,102
	Prologis, Inc. REIT	26,182	2,940
	Welltower, Inc. REIT	27,117	2,827
	Crown Castle, Inc. REIT	22,999	2,247

American Funds Insurance Series	66

Capital Income Builder (continued)
Common stocks (continued)		Shares	Value (000)
Real estate (continued)
	Link REIT	465,248	$1,807
	CTP NV	75,076	1,277
	Equinix, Inc. REIT	1,607	1,216
	CK Asset Holdings, Ltd.	297,000	1,112
	Charter Hall Group REIT	143,138	1,059
	Digital Realty Trust, Inc. REIT	6,342	964
	Mindspace Business Parks REIT	233,888	934
	UDR, Inc. REIT	17,780	732
	POWERGRID Infrastructure Investment Trust REIT	563,128	648
	Embassy Office Parks REIT	140,661	598
	Longfor Group Holdings, Ltd.[1]	335,634	460
	Kimco Realty Corp. REIT	5,095	99
			52,674

Communication services 2.78%
	Comcast Corp., Class A	132,412	5,185
	Verizon Communications, Inc.	121,175	4,997
	Koninklijke KPN NV	1,078,485	4,133
	Singapore Telecommunications, Ltd.	1,937,600	3,919
	Publicis Groupe SA	28,814	3,054
	América Móvil, SAB de CV, Class B (ADR)	163,841	2,785
	SoftBank Corp.	215,200	2,633
	Deutsche Telekom AG	73,880	1,859
	TELUS Corp.	115,449	1,748
	WPP PLC	129,237	1,185
	Warner Music Group Corp., Class A	37,241	1,141
	Omnicom Group, Inc.	11,563	1,037
	HKT Trust and HKT, Ltd., units	908,240	1,019
	T-Mobile US, Inc.	4,185	737
	Nippon Telegraph and Telephone Corp.	594,700	562
	Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	426
			36,420

Materials 2.29%
	Air Products and Chemicals, Inc.	25,888	6,680
	Rio Tinto PLC	71,900	4,733
	Linde PLC	9,836	4,316
	Smurfit Kappa Group PLC	61,567	2,737
	Vale SA (ADR), ordinary nominative shares	184,297	2,059
	BHP Group, Ltd. (CDI)	68,808	1,971
	Evonik Industries AG	61,839	1,261
	Eastman Chemical Co.	12,625	1,237
	Shin-Etsu Chemical Co., Ltd.	24,762	963
	WestRock Co.	17,595	884
	BASF SE	17,655	853
	Celanese Corp.	5,602	756
	UPM-Kymmene OYJ	20,957	731
	Antofagasta PLC	15,107	401
	Fortescue, Ltd.	23,348	334
	Asahi Kasei Corp.	10,700	68
			29,984
	Total common stocks (cost: $800,768,000)		1,022,390
Convertible stocks 0.11%
Utilities 0.11%
	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[1]	34,604	1,435
	Total convertible stocks (cost: $1,501,000)		1,435

67	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments 15.82%		Principal amount (000)	Value (000)
Mortgage-backed obligations 7.94%
Federal agency mortgage-backed obligations 6.95%
	Fannie Mae Pool #695412 5.00% 6/1/2033[6]	USD— [4]	$— [4]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[6]	1	1
	Fannie Mae Pool #931768 5.00% 8/1/2039[6]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[6]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[6]	2	2
	Fannie Mae Pool #AE0311 3.50% 8/1/2040[6]	7	7
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[6]	8	8
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[6]	6	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[6]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[6]	3	3
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[6]	2	2
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[6]	4	4
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[6]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[6]	2	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[6]	2	2
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[6]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[6]	29	27
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[6]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[6]	24	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[6]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[6]	4	4
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[6]	32	29
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[6]	177	160
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[6]	2,032	1,829
	Fannie Mae Pool #CA5540 3.00% 4/1/2050[6]	2,859	2,472
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[6]	332	290
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[6]	125	108
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[6]	85	74
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[6]	46	39
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[6]	14	12
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[6]	140	121
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[6]	89	77
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[6]	47	37
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[6]	135	117
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[6]	173	149
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[6]	21	18
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[6]	16	14
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[6]	120	104
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[6]	21	19
	Fannie Mae Pool #BV0790 3.50% 1/1/2052[6]	87	77
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[6]	888	770
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[6]	506	434
	Fannie Mae Pool #CB3179 3.50% 3/1/2052[6]	305	272
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[6]	58	56
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[6]	122	121
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[6]	109	108
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[6]	165	162
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]	106	104
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[6]	95	92
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[6]	3,377	3,266
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[6]	63	61
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]	284	281
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[6]	1,627	1,634
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]	347	343
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[6]	428	432
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[6]	263	265
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[6]	194	195
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[6]	285	261
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]	133	128
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[6]	95	92
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]	1,158	1,143

American Funds Insurance Series	68

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[6]	USD489	$491
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[6]	964	882
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[6]	9	9
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[6]	54	54
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[6]	2,678	2,729
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[6]	868	794
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[6]	798	801
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[6]	956	944
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[6]	138	138
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[6]	1,013	1,003
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[6]	430	434
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[6]	161	159
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[6]	206	208
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[6]	30	30
	Fannie Mae Pool #BF0142 5.50% 8/1/2056[6]	349	355
	Fannie Mae Pool #BF0342 5.50% 1/1/2059[6]	235	235
	Fannie Mae Pool #BM6737 4.50% 11/1/2059[6]	591	562
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[6]	401	333
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[6]	69	58
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[6]	119	101
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[6]	1	1
	Freddie Mac Pool #G67711 4.00% 3/1/2048[6]	201	188
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[6]	16	15
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[6]	14	13
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[6]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[6]	24	22
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[6]	10	10
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[6]	45	43
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[6]	23	23
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[6]	15	15
	Freddie Mac Pool #ZT1704 4.50% 1/1/2049[6]	1,051	1,011
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[6]	14	12
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[6]	146	125
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[6]	72	62
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[6]	147	126
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[6]	801	710
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[6]	331	304
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[6]	831	785
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[6]	201	171
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[6]	119	101
	Freddie Mac Pool #SD1584 4.50% 9/1/2052[6]	181	174
	Freddie Mac Pool #QE9222 5.00% 9/1/2052[6]	627	608
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[6]	292	289
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[6]	113	112
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[6]	24	20
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[6]	472	446
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[6]	101	98
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[6]	573	566
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[6]	435	429
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[6]	34	33
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]	1,083	1,069
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[6]	85	85
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[6]	19	19
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[6]	16	16
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[6]	15	15
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[6]	14	14
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[6]	10	10
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[6]	7	7
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[6]	5	6
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[6]	4	4
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]	2,378	2,347

69	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[6]	USD19	$19
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[6]	237	234
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[6]	1,596	1,626
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[6]	913	882
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[6]	86	85
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[6]	973	960
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[6]	20	20
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[6]	10	10
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[6]	486	490
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[6]	284	282
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[6]	25	25
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[6]	78	77
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[6]	82	83
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[6]	30	30
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[6,7]	160	156
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[6,7]	100	92
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[6]	208	189
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[6,7]	201	184
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[6,7]	87	77
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[6]	72	65
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[6]	16	15
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[6]	893	784
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[6]	329	308
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[6]	520	483
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[6]	15	14
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[6]	9	8
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[6]	780	733
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[6]	1,115	1,024
	Government National Mortgage Assn. 4.00% 7/1/2054[6,8]	6	6
	Government National Mortgage Assn. 5.50% 7/1/2054[6,8]	610	605
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[6]	177	171
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[6]	3,071	2,839
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[6]	65	60
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[6]	231	213
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[6]	419	408
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[6]	1,121	1,092
	Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[6]	— [4]	— [4]
	Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[6]	— [4]	— [4]
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[6]	— [4]	— [4]
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[6,8]	1,708	1,543
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[6,8]	768	601
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[6,8]	2,453	2,171
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[6,8]	1,003	918
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[6,8]	235	222
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[6,8]	11,977	11,814
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[6,8]	2,134	2,140
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[6,8]	6,621	6,739
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[6,8]	652	671

American Funds Insurance Series	70

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[6,8]	USD988	$841
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[6,8]	1,720	1,622
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[6,8]	6,177	6,192
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[6,8]	222	226
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[6,8]	4,332	4,453
			91,021

Commercial mortgage-backed securities 0.56%
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[6]	41	42
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[2,6,7]	110	110
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[2,6,7]	329	330
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[2,6,7]	332	333
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[2,6,7]	107	107
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[2,6,7]	648	640
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[2,6,7]	266	263
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/2036[2,6,7]	100	98
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[2,6,7]	123	123
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[2,6,7]	152	151
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/2038[2,6,7]	88	87
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/2038[2,6,7]	94	93
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.78% 8/15/2039[2,6,7]	80	80
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[2,6,7]	237	238
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,6,7]	574	583
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[2,6,7]	583	584
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[2,6,7]	530	531
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[2,6,7]	213	214
	ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[2,6,7]	191	191
	ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[2,6,7]	133	133
	ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[2,6,7]	120	120
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[2,6,7]	100	100
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[2,6,7]	100	100
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[2,6,7]	91	91
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[6]	73	73
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[2,6]	187	193
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.363% 7/15/2025[2,6,7]	210	209
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[2,6,7]	592	580
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.776% 5/17/2038[2,6,7]	300	300
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[2,6,7]	100	100
	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039[2,6,7]	243	244
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[2,6,7]	345	342
			7,383

71	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.43%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,6,7]	USD107	$92
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,6,7]	68	61
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,6]	80	71
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,6,7]	157	146
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,6,7]	9	8
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[2,6,7]	35	36
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[2,6,7]	341	346
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[2,6,7]	122	123
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[2,6,7]	117	118
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[2,6]	55	60
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,6]	64	64
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[2,6,7]	74	75
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2042[2,6,7]	13	13
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[2,6,7]	21	21
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[2,6,7]	64	68
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.535% 5/25/2044[2,6,7]	276	277
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.15% 1/25/2050[2,6,7]	75	75
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[2,6,7]	268	271
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[2,6,7]	430	495
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[2,6,9]	141	141
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,6]	125	120
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,6,9]	160	156
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[2,6,9]	65	63
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,6,9]	109	106
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[2,6,7]	202	202
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[2,6,9]	179	181
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[2,6,7]	182	177
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[2,6,9]	236	237
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[2,6,9]	510	513
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,6]	98	93
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[2,6]	309	278
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,6,7]	15	15
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,6,7]	6	6
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,6,7]	26	25
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,6,7]	29	29
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,6,7]	16	15
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,6]	382	339

American Funds Insurance Series	72

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,3]	USD100	$98
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,6]	195	181
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[2,6]	167	163
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[2,6,9]	98	99
			5,657
	Total mortgage-backed obligations		104,061
U.S. Treasury bonds & notes 4.57%
U.S. Treasury 4.57%
	U.S. Treasury 0.625% 10/15/2024	7,470	7,368
	U.S. Treasury 2.125% 11/30/2024	1,860	1,836
	U.S. Treasury 3.875% 3/31/2025	5,877	5,820
	U.S. Treasury 4.625% 6/30/2025	4,793	4,770
	U.S. Treasury 4.00% 2/15/2026	2,621	2,586
	U.S. Treasury 0.75% 3/31/2026	1	1
	U.S. Treasury 0.75% 5/31/2026	3,850	3,570
	U.S. Treasury 1.875% 6/30/2026	4,855	4,595
	U.S. Treasury 4.625% 6/30/2026	1,376	1,374
	U.S. Treasury 1.125% 10/31/2026	995	918
	U.S. Treasury 2.00% 11/15/2026[10]	2,800	2,635
	U.S. Treasury 4.625% 11/15/2026	1,200	1,199
	U.S. Treasury 4.00% 1/15/2027	6,541	6,446
	U.S. Treasury 0.50% 4/30/2027	2,375	2,123
	U.S. Treasury 2.625% 5/31/2027	80	76
	U.S. Treasury 4.00% 2/29/2028	745	734
	U.S. Treasury 1.25% 3/31/2028	1,350	1,202
	U.S. Treasury 3.625% 3/31/2028	4	3
	U.S. Treasury 4.25% 6/30/2029	536	534
	U.S. Treasury 4.00% 2/28/2030	1,659	1,629
	U.S. Treasury 6.25% 5/15/2030	345	379
	U.S. Treasury 4.25% 6/30/2031	1,773	1,767
	U.S. Treasury 4.125% 11/15/2032	9	9
	U.S. Treasury 4.375% 5/15/2034	260	260
	U.S. Treasury 4.50% 8/15/2039	1,045	1,049
	U.S. Treasury 4.75% 2/15/2041[10]	1,730	1,777
	U.S. Treasury 2.00% 11/15/2041	300	206
	U.S. Treasury 4.625% 5/15/2044	1,099	1,097
	U.S. Treasury 2.375% 5/15/2051	196	129
	U.S. Treasury 4.00% 11/15/2052	152	139
	U.S. Treasury 4.25% 2/15/2054[10]	3,803	3,623
	Total U.S. Treasury bonds & notes		59,854
Corporate bonds, notes & loans 2.39%
Financials 0.41%
	American Express Co. 4.90% 2/13/2026	28	28
	American International Group, Inc. 5.125% 3/27/2033	17	17
	Aon Corp. 5.35% 2/28/2033	21	21
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[9]	31	32
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	238	196
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	118	117
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[9]	75	75
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[2,9]	400	398
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[2,9]	200	201
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[9]	43	43
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[9]	45	46
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[9]	95	96
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[9]	15	15
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[9]	40	42

73	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Chubb INA Holdings, LLC 5.00% 3/15/2034	USD35	$35
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[9]	85	85
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[9]	35	30
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	50	51
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[9]	120	120
	Corebridge Financial, Inc. 3.85% 4/5/2029	180	169
	Corebridge Financial, Inc. 3.90% 4/5/2032	32	29
	Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
	Corebridge Financial, Inc. 4.40% 4/5/2052	31	24
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,9]	200	194
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	150	155
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[9]	150	156
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[9]	5	5
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[9]	60	61
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	111	95
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[9]	80	82
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]	78	77
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[9]	95	94
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[9]	64	63
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[9]	50	51
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[9]	259	211
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[9]	17	14
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[9]	55	55
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[9]	25	25
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[9]	75	77
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[2]	20	20
	Mastercard, Inc. 4.875% 3/9/2028	31	31
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[7]	25	25
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[9]	140	142
	Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[9]	20	19
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]	35	35
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[9]	100	103
	Navient Corp. 5.00% 3/15/2027	150	143
	New York Life Global Funding 3.00% 1/10/2028[2]	150	140
	PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[9]	35	35
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[9]	50	51
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[9]	87	95
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[9,11]	38	— [4]
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[9]	11	11
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[9]	10	10
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[9]	40	40
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[9]	70	71
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[9]	85	85
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[9]	120	120
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[2,9]	200	201
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,9]	374	349
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[9]	50	50
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	45	44
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[9]	84	84
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]	104	111
	Willis North America, Inc. 5.90% 3/5/2054	35	34
			5,340

American Funds Insurance Series	74

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 0.40%
	AbbVie, Inc. 5.05% 3/15/2034	USD175	$175
	AbbVie, Inc. 5.35% 3/15/2044	25	25
	AbbVie, Inc. 5.40% 3/15/2054	240	237
	AbbVie, Inc. 5.50% 3/15/2064	25	25
	Amgen, Inc. 5.507% 3/2/2026	30	30
	Amgen, Inc. 5.15% 3/2/2028	55	55
	Amgen, Inc. 4.05% 8/18/2029	100	96
	Amgen, Inc. 5.25% 3/2/2030	124	125
	Amgen, Inc. 4.20% 3/1/2033	133	123
	Amgen, Inc. 5.25% 3/2/2033	71	71
	Amgen, Inc. 5.60% 3/2/2043	105	103
	Amgen, Inc. 4.20% 2/22/2052	19	15
	Amgen, Inc. 4.875% 3/1/2053	25	22
	Amgen, Inc. 5.65% 3/2/2053	37	36
	Amgen, Inc. 5.75% 3/2/2063	85	83
	AstraZeneca Finance, LLC 5.00% 2/26/2034	50	50
	Baxter International, Inc. 3.132% 12/1/2051	25	16
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	95
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	261
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	294
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	321
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	98
	Centene Corp. 4.625% 12/15/2029	530	502
	Centene Corp. 3.375% 2/15/2030	179	159
	Centene Corp. 2.625% 8/1/2031	40	33
	CVS Health Corp. 5.125% 2/21/2030	50	49
	CVS Health Corp. 5.25% 2/21/2033	23	22
	CVS Health Corp. 5.70% 6/1/2034	97	97
	CVS Health Corp. 6.00% 6/1/2044	50	49
	CVS Health Corp. 5.625% 2/21/2053	55	51
	CVS Health Corp. 6.05% 6/1/2054	50	49
	Elevance Health, Inc. 4.75% 2/15/2033	16	15
	Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
	HCA, Inc. 2.375% 7/15/2031	18	15
	Humana, Inc. 3.70% 3/23/2029	12	11
	Humana, Inc. 5.375% 4/15/2031	13	13
	Medline Borrower, LP 6.25% 4/1/2029[2]	380	385
	Merck & Co., Inc. 1.70% 6/10/2027	118	108
	Merck & Co., Inc. 3.40% 3/7/2029	110	104
	Merck & Co., Inc. 4.50% 5/17/2033	35	34
	Merck & Co., Inc. 4.90% 5/17/2044	35	33
	Molina Healthcare, Inc. 3.875% 5/15/2032[2]	40	35
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	22
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	270	259
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	650	611
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	224	157
			5,227

Energy 0.34%
	Apache Corp. 4.25% 1/15/2030	385	359
	BP Capital Markets America, Inc. 3.633% 4/6/2030	360	335
	Cenovus Energy, Inc. 5.40% 6/15/2047	44	40
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[2]	9	9
	ConocoPhillips Co. 5.30% 5/15/2053	25	24
	Crescent Energy Finance, LLC 7.375% 1/15/2033[2]	270	271
	Diamondback Energy, Inc. 5.40% 4/18/2034	41	41
	Enbridge, Inc. 6.70% 11/15/2053	12	13

75	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Energy Transfer, LP 6.10% 12/1/2028	USD41	$42
	Energy Transfer, LP 5.25% 7/1/2029	23	23
	Energy Transfer, LP 6.40% 12/1/2030	34	36
	Energy Transfer, LP 5.60% 9/1/2034	39	39
	Energy Transfer, LP 6.05% 9/1/2054	22	22
	Equinor ASA 2.375% 5/22/2030	365	319
	Exxon Mobil Corp. 2.995% 8/16/2039	200	152
	Exxon Mobil Corp. 3.452% 4/15/2051	25	18
	Hess Midstream Operations, LP 6.50% 6/1/2029[2]	530	538
	Hilcorp Energy I, LP 6.875% 5/15/2034[2]	400	396
	Kinder Morgan, Inc. 5.20% 6/1/2033	7	7
	Kinder Morgan, Inc. 5.40% 2/1/2034	63	62
	Kinder Morgan, Inc. 5.45% 8/1/2052	11	10
	MPLX, LP 4.95% 9/1/2032	20	19
	New Fortress Energy, Inc. 6.50% 9/30/2026[2]	80	74
	ONEOK, Inc. 6.05% 9/1/2033	88	91
	ONEOK, Inc. 7.15% 1/15/2051	97	107
	ONEOK, Inc. 6.625% 9/1/2053	91	97
	Petroleos Mexicanos 6.50% 1/23/2029	20	18
	Petroleos Mexicanos 8.75% 6/2/2029	177	173
	Shell International Finance BV 2.00% 11/7/2024	420	415
	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	150	136
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[2]	595	534
	Williams Companies, Inc. 5.15% 3/15/2034	50	49
	Williams Companies, Inc. 5.30% 8/15/2052	40	37
			4,506

Consumer discretionary 0.33%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	18	16
	Advance Auto Parts, Inc. 3.50% 3/15/2032	12	10
	Bath & Body Works, Inc. 6.875% 11/1/2035	150	151
	BMW US Capital, LLC 4.15% 4/9/2030[2]	290	278
	BMW US Capital, LLC 3.70% 4/1/2032[2]	25	23
	Carnival Corp. 6.00% 5/1/2029[2]	830	820
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	175	172
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	150	149
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[2]	150	149
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	150	124
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	196
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	690
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	288
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	590
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
	Grand Canyon University 4.125% 10/1/2024	200	199
	Hyundai Capital America 5.275% 6/24/2027[2]	55	55
	McDonald’s Corp. 3.60% 7/1/2030	12	11
	McDonald’s Corp. 4.60% 9/9/2032	3	3
	McDonald’s Corp. 4.95% 8/14/2033	3	3
	McDonald’s Corp. 5.15% 9/9/2052	10	9
	Toyota Motor Credit Corp. 5.40% 11/10/2025	228	229
			4,372

Utilities 0.19%
	AEP Transmission Co., LLC 3.80% 6/15/2049	45	33
	Consumers Energy Co. 4.625% 5/15/2033	50	48
	DTE Energy Co. 3.00% 3/1/2032	42	36
	Duke Energy Florida, LLC 5.95% 11/15/2052	25	25
	Edison International 4.125% 3/15/2028	132	126
	Edison International 6.95% 11/15/2029	25	27

American Funds Insurance Series	76

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,9]	USD200	$218
	Eversource Energy 5.50% 1/1/2034	25	25
	FirstEnergy Corp. 2.65% 3/1/2030	393	342
	FirstEnergy Corp. 2.25% 9/1/2030	107	90
	Florida Power & Light Co. 5.05% 4/1/2028	70	70
	Florida Power & Light Co. 5.10% 4/1/2033	35	35
	NiSource, Inc. 5.40% 6/30/2033	25	25
	Pacific Gas and Electric Co. 2.95% 3/1/2026	97	93
	Pacific Gas and Electric Co. 3.75% 7/1/2028	105	99
	Pacific Gas and Electric Co. 4.65% 8/1/2028	284	275
	Pacific Gas and Electric Co. 6.10% 1/15/2029	35	36
	Pacific Gas and Electric Co. 2.50% 2/1/2031	375	309
	Pacific Gas and Electric Co. 6.40% 6/15/2033	50	52
	Pacific Gas and Electric Co. 5.80% 5/15/2034	50	50
	Pacific Gas and Electric Co. 4.95% 7/1/2050	62	51
	PacifiCorp 5.30% 2/15/2031	35	35
	PacifiCorp 5.50% 5/15/2054	95	88
	PacifiCorp 5.80% 1/15/2055	25	24
	Southern California Edison Co. 5.20% 6/1/2034	40	39
	Southern California Edison Co. 3.60% 2/1/2045	206	151
	Southern California Edison Co. 5.75% 4/15/2054	25	24
	Union Electric Co. 3.90% 4/1/2052	25	19
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
			2,470

Real estate 0.18%
	American Tower Corp. 4.05% 3/15/2032	11	10
	Boston Properties, LP 2.45% 10/1/2033	7	5
	Boston Properties, LP 6.50% 1/15/2034	38	39
	Crown Castle, Inc. 5.00% 1/11/2028	54	53
	Equinix, Inc. 1.55% 3/15/2028	25	22
	Equinix, Inc. 3.20% 11/18/2029	144	130
	Iron Mountain, Inc. 4.50% 2/15/2031[2]	530	479
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	450
	MPT Operating Partnership, LP 5.00% 10/15/2027	475	393
	Prologis, LP 5.00% 3/15/2034	40	39
	Service Properties Trust 8.375% 6/15/2029	680	669
			2,289

Industrials 0.17%
	BAE Systems PLC 5.30% 3/26/2034[2]	200	198
	Boeing Co. 2.75% 2/1/2026	91	86
	Boeing Co. 6.259% 5/1/2027[2]	376	379
	Boeing Co. 6.298% 5/1/2029[2]	12	12
	Boeing Co. 3.625% 2/1/2031	178	156
	Boeing Co. 6.388% 5/1/2031[2]	92	94
	Boeing Co. 6.528% 5/1/2034[2]	585	599
	Boeing Co. 5.805% 5/1/2050	80	72
	Boeing Co. 6.858% 5/1/2054[2]	56	57
	Canadian Pacific Railway Co. 3.10% 12/2/2051	102	68
	Carrier Global Corp. 2.722% 2/15/2030	9	8
	Carrier Global Corp. 2.70% 2/15/2031	9	8
	Carrier Global Corp. 5.90% 3/15/2034	40	42
	Carrier Global Corp. 3.577% 4/5/2050	8	6
	Carrier Global Corp. 6.20% 3/15/2054	49	52
	CSX Corp. 4.75% 11/15/2048	50	45
	CSX Corp. 4.50% 11/15/2052	35	30
	L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15

77	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	L3Harris Technologies, Inc. 5.60% 7/31/2053	USD13	$13
	Lockheed Martin Corp. 5.10% 11/15/2027	19	19
	Lockheed Martin Corp. 5.20% 2/15/2064	8	8
	Moog, Inc. 4.25% 12/9/2027[2]	55	52
	Norfolk Southern Corp. 5.35% 8/1/2054	51	49
	Northrop Grumman Corp. 4.95% 3/15/2053	21	19
	Republic Services, Inc. 5.00% 4/1/2034	13	13
	RTX Corp. 6.00% 3/15/2031	35	36
	RTX Corp. 6.10% 3/15/2034	27	28
	RTX Corp. 6.40% 3/15/2054	22	24
	Union Pacific Corp. 2.80% 2/14/2032	17	15
	Union Pacific Corp. 3.50% 2/14/2053	20	14
	Waste Management, Inc. 4.625% 2/15/2030	60	59
			2,276

Communication services 0.12%
	América Móvil, SAB de CV 8.46% 12/18/2036	MXN1,300	60
	AT&T, Inc. 3.50% 6/1/2041	USD75	57
	CCO Holdings, LLC 4.75% 2/1/2032[2]	25	21
	CCO Holdings, LLC 4.25% 1/15/2034[2]	175	133
	Charter Communications Operating, LLC 6.10% 6/1/2029	41	41
	Charter Communications Operating, LLC 3.70% 4/1/2051	25	15
	SBA Tower Trust 1.631% 11/15/2026[2]	253	230
	T-Mobile USA, Inc. 3.875% 4/15/2030	625	585
	T-Mobile USA, Inc. 2.55% 2/15/2031	203	172
	T-Mobile USA, Inc. 6.00% 6/15/2054	69	71
	Verizon Communications, Inc. 1.75% 1/20/2031	142	115
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	47	38
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	88	69
			1,607

Materials 0.11%
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	15	15
	Celanese US Holdings, LLC 6.35% 11/15/2028	36	37
	Celanese US Holdings, LLC 6.55% 11/15/2030	27	28
	Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
	Celanese US Holdings, LLC 6.70% 11/15/2033	23	24
	Consolidated Energy Finance SA 5.625% 10/15/2028[2]	750	638
	Dow Chemical Co. (The) 5.15% 2/15/2034	34	33
	Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
	Dow Chemical Co. (The) 3.60% 11/15/2050	75	52
	Dow Chemical Co. (The) 6.90% 5/15/2053	6	7
	Dow Chemical Co. (The) 5.60% 2/15/2054	53	51
	Eastman Chemical Co. 5.625% 2/20/2034	35	35
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	4	3
	LYB International Finance III, LLC 3.625% 4/1/2051	102	70
	NOVA Chemicals Corp. 8.50% 11/15/2028[2]	10	11
	NOVA Chemicals Corp. 4.25% 5/15/2029[2]	325	287
			1,408

Consumer staples 0.09%
	7-Eleven, Inc. 1.30% 2/10/2028[2]	14	12
	BAT Capital Corp. 4.70% 4/2/2027	105	103
	BAT Capital Corp. 6.343% 8/2/2030	9	9
	BAT Capital Corp. 6.421% 8/2/2033	38	40
	BAT Capital Corp. 7.079% 8/2/2043	31	33

American Funds Insurance Series	78

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	BAT Capital Corp. 4.54% 8/15/2047	USD55	$42
	BAT Capital Corp. 4.758% 9/6/2049	121	95
	BAT Capital Corp. 7.081% 8/2/2053	69	74
	BAT International Finance PLC 4.448% 3/16/2028	150	145
	Campbell Soup Co. 5.40% 3/21/2034	22	22
	Constellation Brands, Inc. 5.00% 2/2/2026	50	50
	H.J. Heinz Co. 4.875% 10/1/2049	235	205
	J. M. Smucker Co. (The) 6.20% 11/15/2033	22	23
	J. M. Smucker Co. (The) 6.50% 11/15/2043	6	6
	J. M. Smucker Co. (The) 6.50% 11/15/2053	21	23
	Philip Morris International, Inc. 5.125% 11/17/2027	43	43
	Philip Morris International, Inc. 5.625% 11/17/2029	23	24
	Philip Morris International, Inc. 5.125% 2/15/2030	56	56
	Philip Morris International, Inc. 5.50% 9/7/2030	70	71
	Philip Morris International, Inc. 5.75% 11/17/2032	16	16
	Philip Morris International, Inc. 5.375% 2/15/2033	55	55
	Philip Morris International, Inc. 5.625% 9/7/2033	30	30
			1,177

Information technology 0.05%
	Broadcom, Inc. 4.00% 4/15/2029[2]	3	3
	Broadcom, Inc. 4.15% 4/15/2032[2]	11	10
	Broadcom, Inc. 3.137% 11/15/2035[2]	2	1
	Cisco Systems, Inc. 4.95% 2/26/2031	11	11
	Cisco Systems, Inc. 5.05% 2/26/2034	4	4
	Cisco Systems, Inc. 5.30% 2/26/2054	8	8
	Cisco Systems, Inc. 5.35% 2/26/2064	11	11
	Intel Corp. 5.15% 2/21/2034	20	20
	Intel Corp. 5.60% 2/21/2054	39	38
	Lenovo Group, Ltd. 5.875% 4/24/2025	400	401
	ServiceNow, Inc. 1.40% 9/1/2030	130	105
			612
	Total corporate bonds, notes & loans		31,284
Asset-backed obligations 0.84%
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[2,6]	64	65
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,6]	4	4
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,6]	100	100
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[2,6]	215	214
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[6]	100	98
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,6]	85	83
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,6]	100	98
	Auxilior Term Funding, LLC, Series 24-1A, Class A2, 5.84% 3/15/2027[2,6]	477	477
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,6]	197	187
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,6]	100	96
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,6]	339	344
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,6]	19	19
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,6]	351	333
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,6]	87	76
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,6]	90	84
	CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,6]	90	75
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,6]	316	289
	CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,6]	489	482
	CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,6]	10	10

79	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[2,6]	USD497	$497
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,6]	20	20
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[2,6]	525	524
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,6]	131	126
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,6]	176	175
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[2,6]	181	183
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,6]	188	187
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,6]	395	360
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,6]	73	65
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,6]	103	98
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[2,6]	386	357
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,6]	285	286
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,6]	184	189
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[6]	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[6]	48	47
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,6]	247	244
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,6]	100	99
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,6]	268	245
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,6]	100	91
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,6]	100	91
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[6]	28	28
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[6]	28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,6]	9	9
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[2,6]	190	190
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,6]	70	70
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,6]	34	30
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,6]	59	52
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,6]	146	132
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,6]	292	267
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[2,6,7]	149	148
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,6]	935	834
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[2,6]	100	101
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,6]	94	89
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[2,6]	273	274
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,6]	100	99
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,6]	175	175
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[2,6]	156	156
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/2029[2,6]	100	100
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,6]	39	39
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,6]	52	46
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,6]	117	109
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,6,7]	335	312
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.903% 8/15/2025[6,7]	1	1
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[2,6]	100	100
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[6,9]	451	450
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,6]	53	53
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,6]	100	100
		11,035

American Funds Insurance Series	80

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.06%
Peru (Republic of) 2.783% 1/23/2031	USD190	$164
Portuguese Republic 5.125% 10/15/2024	18	18
Qatar (State of) 4.50% 4/23/2028	200	198
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	190
United Mexican States 3.25% 4/16/2030	200	176
		746
Municipals 0.02%
Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	212	208

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	136
Total municipals		344
Total bonds, notes & other debt instruments (cost: $211,740,000)		207,324
Investment funds 2.30%	Shares
Capital Group Central Corporate Bond Fund[12]	3,645,090	30,145
Total Investment funds (cost: $33,746,000)		30,145
Short-term securities 7.27%
Money market investments 6.14%
Capital Group Central Cash Fund 5.37%[12,13,14]	804,193	80,419

Money market investments purchased with collateral from securities on loan 1.13%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[13,14]	10,117,335	10,118
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[13,14]	4,730,095	4,730
		14,848
Total short-term securities (cost: $95,254,000)		95,267
Total investment securities 103.54% (cost: $1,143,009,000)		1,356,561
Other assets less liabilities (3.54)%		(46,427)
Net assets 100.00%		$1,310,134
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	113	9/3/2024	USD44,589	$(3)
3 Month SOFR Futures	Long	28	3/19/2025	6,660	1
3 Month SOFR Futures	Long	73	9/17/2025	17,463	55

81	American Funds Insurance Series

Capital Income Builder (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	237	10/3/2024	USD48,400	$106
5 Year U.S. Treasury Note Futures	Long	506	10/3/2024	53,929	277
10 Year U.S. Treasury Note Futures	Long	48	9/30/2024	5,279	51
10 Year Ultra U.S. Treasury Note Futures	Short	7	9/30/2024	(795)	1
20 Year U.S. Treasury Bond Futures	Long	8	9/30/2024	946	11
30 Year Ultra U.S. Treasury Bond Futures	Long	65	9/30/2024	8,147	75
					$574
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$362	$—	$362
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	84	—	84
						$446	$—	$446
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 6/30/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD170	$11	$9	$2
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 2.30%
Capital Group Central Corporate Bond Fund	$34,970	$676	$4,712	$(941)	$152	$30,145	$676
Short-term securities 6.14%
Money market investments 6.14%
Capital Group Central Cash Fund 5.37%[13,14]	91,779	97,143	108,512	—	9	80,419	2,376
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%[13]	59		59 [17]			—	— [18]
Total short-term securities						80,419
Total 8.44%				$(941)	$161	$110,564	$3,052

American Funds Insurance Series	82

Capital Income Builder (continued)
[1]
All or a portion of this security was on loan. The total value of all such securities was $20,164,000, which represented 1.54% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,042,000, which represented 2.67% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Purchased on a TBA basis.
[9]	Step bond; coupon rate may change at a later date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,858,000, which represented .14% of the net assets of the fund.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Represents net activity. Refer to Note 5 for more information on securities lending.
[18]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

83	American Funds Insurance Series

Capital Income Builder (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CME = CME Group
DAC = Designated Activity Company
Fncg. = Financing
G.O. = General Obligation

GBP = British pounds
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	84

Asset Allocation Fund
Investment portfolio June 30, 2024unaudited

Common stocks 68.26%		Shares	Value (000)
Information technology 16.25%
	Broadcom, Inc.	918,021	$1,473,910
	Microsoft Corp.	2,319,173	1,036,554
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,668,838	637,681
	Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	22,990
	ASML Holding NV (ADR)	374,711	383,228
	Apple, Inc.	1,226,378	258,300
	Oracle Corp.	928,989	131,173
	NVIDIA Corp.	948,770	117,211
	Applied Materials, Inc.	426,300	100,603
	MicroStrategy, Inc., Class A1	43,100	59,369
	Salesforce, Inc.	225,203	57,900
	Synopsys, Inc.[1]	90,490	53,847
	Micron Technology, Inc.	175,097	23,030
	Diebold Nixdorf, Inc.[1]	532,940	20,508
			4,376,304

Health care 10.26%
	Eli Lilly and Co.	653,499	591,665
	UnitedHealth Group, Inc.	968,599	493,269
	Vertex Pharmaceuticals, Inc.[1]	1,029,586	482,588
	Gilead Sciences, Inc.	4,174,538	286,415
	Thermo Fisher Scientific, Inc.	300,000	165,900
	Regeneron Pharmaceuticals, Inc.[1]	150,000	157,654
	Novo Nordisk AS, Class B	999,920	142,845
	AstraZeneca PLC	461,000	71,868
	AbbVie, Inc.	389,195	66,755
	Alnylam Pharmaceuticals, Inc.[1]	205,917	50,038
	Centene Corp.[1]	675,000	44,752
	Cooper Companies, Inc.	418,000	36,491
	Merck & Co., Inc.	280,560	34,733
	CVS Health Corp.	506,300	29,902
	Danaher Corp.	95,660	23,901
	Illumina, Inc.[1]	194,900	20,344
	Rotech Healthcare, Inc.[1,2,3]	184,138	18,138
	Pfizer, Inc.	459,554	12,858
	Boston Scientific Corp.[1]	130,293	10,034
	AbCellera Biologics, Inc.[1,4]	2,871,293	8,499
	Zoetis, Inc., Class A	42,300	7,333
	Endo, Inc.[1]	101,957	2,868
	Endo, Inc.[1,5]	38,158	1,073
	Endo, Inc., 1L 7.50% Escrow[1,2]	9,648,000	— [6]
	Catalent, Inc.[1]	40,200	2,260
			2,762,183

Financials 9.89%
	Apollo Asset Management, Inc.	2,630,627	310,598
	Aon PLC, Class A	752,130	220,810
	JPMorgan Chase & Co.	979,000	198,012
	Synchrony Financial	3,600,000	169,884
	Arthur J. Gallagher & Co.	572,715	148,511
	Mastercard, Inc., Class A	317,897	140,243
	Visa, Inc., Class A	530,120	139,140
	Ares Management Corp., Class A	1,015,403	135,333
	Blue Owl Capital, Inc., Class A	7,085,161	125,762
	Discover Financial Services	922,710	120,700
	Blackstone, Inc.	785,000	97,183
	Capital One Financial Corp.	675,000	93,454
	Fiserv, Inc.[1]	582,763	86,855
	CME Group, Inc., Class A	361,000	70,973
	BlackRock, Inc.	88,049	69,323
	American Express Co.	280,560	64,964
	Bank of America Corp.	1,580,000	62,837

85	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	KKR & Co., Inc.	595,732	$62,695
	Wells Fargo & Co.	980,000	58,202
	Nasdaq, Inc.	962,300	57,988
	Intercontinental Exchange, Inc.	412,619	56,483
	London Stock Exchange Group PLC	460,314	54,564
	Carlyle Group, Inc. (The)	814,688	32,710
	RenaissanceRe Holdings, Ltd.	97,535	21,800
	Brookfield Corp., Class A	486,973	20,229
	Fifth Third Bancorp	432,000	15,764
	Goldman Sachs Group, Inc.	30,100	13,615
	Chubb, Ltd.	37,981	9,688
	LPL Financial Holdings, Inc.	17,807	4,973
	Sberbank of Russia PJSC[2]	8,880,000	— [6]
			2,663,293

Communication services 6.70%
	Meta Platforms, Inc., Class A	1,535,752	774,357
	Alphabet, Inc., Class C	3,149,339	577,652
	Alphabet, Inc., Class A	531,770	96,862
	Comcast Corp., Class A	5,491,873	215,062
	Take-Two Interactive Software, Inc.[1]	550,000	85,519
	Charter Communications, Inc., Class A1	184,000	55,009
			1,804,461

Consumer discretionary 6.62%
	Booking Holdings, Inc.	107,243	424,843
	Home Depot, Inc.	815,243	280,639
	Royal Caribbean Cruises, Ltd.[1]	1,259,400	200,786
	General Motors Co.	3,500,000	162,610
	LVMH Moët Hennessy-Louis Vuitton SE	202,300	155,357
	Amazon.com, Inc.[1]	747,737	144,500
	D.R. Horton, Inc.	550,000	77,512
	Darden Restaurants, Inc.	448,084	67,804
	Compagnie Financière Richemont SA, Class A	391,173	61,050
	YUM! Brands, Inc.	368,381	48,796
	Texas Roadhouse, Inc.	263,872	45,310
	Hilton Worldwide Holdings, Inc.	139,547	30,449
	Moncler SpA	395,000	24,190
	Restaurant Brands International, Inc.	271,440	19,101
	Advance Auto Parts, Inc.	249,443	15,797
	lululemon athletica, Inc.[1]	31,981	9,553
	AutoZone, Inc.[1]	2,534	7,511
	Five Below, Inc.[1]	43,676	4,759
	Party City Holdco, Inc.[1,2]	68,158	1,187
	Party City Holdco, Inc.[1,2,5]	681	12
			1,781,766

Industrials 6.32%
	L3Harris Technologies, Inc.	1,031,041	231,551
	Boeing Co.[1]	1,007,043	183,292
	Deere & Co.	392,399	146,612
	Caterpillar, Inc.	350,000	116,585
	Ingersoll-Rand, Inc.	1,127,311	102,405
	TransDigm Group, Inc.	74,424	95,085
	General Electric Co.	595,120	94,606
	Airbus SE, non-registered shares	651,130	89,781
	Union Pacific Corp.	335,667	75,948
	Southwest Airlines Co.	2,523,000	72,183
	Republic Services, Inc.	340,689	66,210
	Safran SA	312,100	65,661
	Eaton Corp. PLC	172,210	53,996
	United Rentals, Inc.	78,815	50,972

American Funds Insurance Series	86

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Copart, Inc.[1]	835,833	$45,269
	Lockheed Martin Corp.	91,466	42,724
	Quanta Services, Inc.	152,260	38,688
	Carrier Global Corp.	587,000	37,028
	Northrop Grumman Corp.	80,000	34,876
	GE Vernova, Inc.[1]	117,817	20,207
	Johnson Controls International PLC	278,300	18,499
	CSX Corp.	344,040	11,508
	Regal Rexnord Corp.	53,733	7,266
			1,700,952

Materials 4.21%
	Franco-Nevada Corp.	1,597,498	189,404
	Royal Gold, Inc.	1,405,000	175,850
	Wheaton Precious Metals Corp.[4]	3,349,100	175,560
	Lundin Mining Corp.	14,980,000	166,767
	ATI, Inc.[1]	2,804,538	155,512
	Nucor Corp.	500,000	79,040
	First Quantum Minerals, Ltd.	5,805,000	76,251
	Freeport-McMoRan, Inc.	1,431,593	69,575
	Linde PLC	73,100	32,077
	Air Products and Chemicals, Inc.	45,664	11,783
	Venator Materials PLC[1,2]	4,096	2,890
			1,134,709

Consumer staples 3.57%
	Philip Morris International, Inc.	3,305,485	334,945
	Constellation Brands, Inc., Class A	669,157	172,161
	Altria Group, Inc.	2,239,790	102,022
	Costco Wholesale Corp.	89,700	76,244
	Nestlé SA	609,435	62,210
	Monster Beverage Corp.[1]	702,217	35,076
	British American Tobacco PLC	1,080,000	33,199
	Dollar Tree Stores, Inc.[1]	287,000	30,643
	Keurig Dr Pepper, Inc.	907,399	30,307
	Mondelez International, Inc., Class A	440,000	28,793
	Bunge Global SA	197,085	21,043
	Procter & Gamble Co.	105,500	17,399
	Dollar General Corp.	125,000	16,529
			960,571

Energy 3.21%
	Canadian Natural Resources, Ltd. (CAD denominated)	13,470,800	479,830
	ConocoPhillips	824,000	94,249
	Halliburton Co.	2,534,613	85,619
	Schlumberger NV	1,326,757	62,596
	Noble Corp. PLC, Class A	657,505	29,358
	Exxon Mobil Corp.	233,835	26,919
	Cenovus Energy, Inc. (CAD denominated)	1,348,236	26,501
	EOG Resources, Inc.	174,000	21,901
	TechnipFMC PLC[4]	715,711	18,716
	New Fortress Energy, Inc., Class A4	408,780	8,985
	TC Energy Corp. (CAD denominated)[4]	205,000	7,771
	Altera Infrastructure, LP1,2	16,129	1,205
	Constellation Oil Services Holding SA, Class B-1[1,2]	480,336	77
	Bighorn Permian Resources, LLC[2]	4,392	— [6]
			863,727

87	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)

Real estate 1.07%
	Extra Space Storage, Inc. REIT	811,931	$126,182
	VICI Properties, Inc. REIT	4,209,324	120,555
	Crown Castle, Inc. REIT	435,600	42,558
			289,295

Utilities 0.16%
	Constellation Energy Corp.	138,666	27,771
	FirstEnergy Corp.	400,000	15,308
			43,079
	Total common stocks (cost: $10,597,781,000)		18,380,340
Preferred securities 0.00%
Industrials 0.00%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,5]	450	771
	Total preferred securities (cost: $466,000)		771
Rights & warrants 0.00%
Energy 0.00%
	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4	— [6]
	Total rights & warrants (cost: $0)		— [6]
Convertible stocks 0.04%
Health care 0.04%
	Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,3]	4,955,500	11,596
	Total convertible stocks (cost: $50,000,000)		11,596
Convertible bonds & notes 0.01%		Principal amount (000)
Communication services 0.01%
	DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD4,000	2,501
	Total convertible bonds & notes (cost: $2,707,000)		2,501
	Bonds, notes & other debt instruments 23.64%
Mortgage-backed obligations 9.11%
Federal agency mortgage-backed obligations 8.42%
	Fannie Mae Pool #AD7072 4.00% 6/1/2025[7]	— [6]	— [6]
	Fannie Mae Pool #AE3069 4.00% 9/1/2025[7]	— [6]	— [6]
	Fannie Mae Pool #AH0829 4.00% 1/1/2026[7]	— [6]	— [6]
	Fannie Mae Pool #AH6431 4.00% 2/1/2026[7]	79	77
	Fannie Mae Pool #AH5618 4.00% 2/1/2026[7]	— [6]	— [6]
	Fannie Mae Pool #890329 4.00% 4/1/2026[7]	9	9
	Fannie Mae Pool #MA1109 4.00% 5/1/2027[7]	1	1
	Fannie Mae Pool #MA3653 3.00% 3/1/2029[7]	9	8
	Fannie Mae Pool #AL8347 4.00% 3/1/2029[7]	49	49
	Fannie Mae Pool #254767 5.50% 6/1/2033[7]	160	160
	Fannie Mae Pool #555956 5.50% 12/1/2033[7]	102	102
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[7]	296	287
	Fannie Mae Pool #929185 5.50% 1/1/2036[7]	318	319
	Fannie Mae Pool #893641 6.00% 9/1/2036[7]	542	555
	Fannie Mae Pool #893688 6.00% 10/1/2036[7]	138	141
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[7]	5,069	4,673
	Fannie Mae Pool #907239 6.00% 12/1/2036[7]	22	22
	Fannie Mae Pool #928031 6.00% 1/1/2037[7]	48	49

American Funds Insurance Series	88

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #888292 6.00% 3/1/2037[7]	USD449	$460
	Fannie Mae Pool #AD0249 5.50% 4/1/2037[7]	84	85
	Fannie Mae Pool #190379 5.50% 5/1/2037[7]	45	45
	Fannie Mae Pool #924952 6.00% 8/1/2037[7]	683	698
	Fannie Mae Pool #888637 6.00% 9/1/2037[7]	8	8
	Fannie Mae Pool #995674 6.00% 5/1/2038[7]	255	261
	Fannie Mae Pool #AD0119 6.00% 7/1/2038[7]	803	823
	Fannie Mae Pool #995224 6.00% 9/1/2038[7]	7	7
	Fannie Mae Pool #AE0021 6.00% 10/1/2038[7]	251	258
	Fannie Mae Pool #AL7164 6.00% 10/1/2038[7]	173	176
	Fannie Mae Pool #889983 6.00% 10/1/2038[7]	15	15
	Fannie Mae Pool #AD0095 6.00% 11/1/2038[7]	568	581
	Fannie Mae Pool #AB0538 6.00% 11/1/2038[7]	96	98
	Fannie Mae Pool #995391 6.00% 11/1/2038[7]	11	12
	Fannie Mae Pool #AD0833 6.00% 1/1/2039[7]	— [6]	— [6]
	Fannie Mae Pool #AL0309 6.00% 1/1/2040[7]	52	53
	Fannie Mae Pool #AL0013 6.00% 4/1/2040[7]	152	156
	Fannie Mae Pool #AL7228 6.00% 4/1/2041[7]	193	197
	Fannie Mae Pool #AB4536 6.00% 6/1/2041[7]	359	367
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[7]	6,756	5,685
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[7]	7,786	6,517
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[7]	20,333	16,400
	Fannie Mae Pool #MA4520 2.00% 1/1/2042[7]	13,249	11,089
	Fannie Mae Pool #AP2131 3.50% 8/1/2042[7]	2,699	2,470
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[7]	1,806	1,710
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[7]	1,012	958
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[7]	868	819
	Fannie Mae Pool #AL8773 3.50% 2/1/2045[7]	4,657	4,244
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[7]	7,679	6,964
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[7]	1,135	1,029
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[7]	2,395	2,171
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[7]	82	77
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[7]	326	289
	Fannie Mae Pool #BD9307 4.00% 11/1/2046[7]	1,271	1,189
	Fannie Mae Pool #BD9699 3.50% 12/1/2046[7]	1,421	1,286
	Fannie Mae Pool #BE1290 3.50% 2/1/2047[7]	1,892	1,714
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[7]	415	365
	Fannie Mae Pool #256975 7.00% 10/1/2047[7]	2	2
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[7]	1,347	1,217
	Fannie Mae Pool #257036 7.00% 11/1/2047[7]	6	6
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[7]	2,319	2,168
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[7]	9	9
	Fannie Mae Pool #BK5255 4.00% 5/1/2048[7]	10	9
	Fannie Mae Pool #FM3278 3.50% 11/1/2048[7]	14,686	13,283
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	1,987	1,802
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[7]	1,531	1,328
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[7]	4,974	4,147
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[7]	11,280	9,393
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	348	300
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[7]	9,151	7,590
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[7]	1,426	1,191
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[7]	12,840	11,236
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[7]	6,150	4,870
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[7]	3,567	2,968
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[7]	4,442	3,505
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	5,000	4,295
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	601	517
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	462	397
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[7]	164	129
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[7]	4,308	3,741
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[7]	78	67

89	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[7]	USD9,007	$7,073
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[7]	8,781	7,533
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[7]	2,597	2,038
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[7]	15,565	12,897
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[7]	7,243	6,008
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[7]	177	147
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[7]	85	71
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[7]	84	70
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[7]	84	70
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[7]	3,141	2,466
	Fannie Mae Pool #FS0182 3.00% 1/1/2052[7]	11,326	9,720
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[7]	7,915	6,215
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[7]	5,434	4,260
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[7]	1,073	842
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	59,325	51,449
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[7]	3,156	2,478
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[7]	2,641	2,073
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[7]	1,938	1,521
	Fannie Mae Pool #BV4169 2.00% 3/1/2052[7]	1,419	1,114
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[7]	1,362	1,069
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[7]	6,278	4,923
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[7]	3,221	2,523
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[7]	2,572	2,017
	Fannie Mae Pool #BW2918 4.50% 6/1/2052[7]	5,626	5,314
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[7]	5,423	4,252
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[7]	683	645
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[7]	11,484	10,847
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[7]	855	809
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[7]	3,219	3,041
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	2,632	2,598
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	1,114	1,100
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	2,781	2,749
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[7]	7,391	6,767
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	811	786
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	192	189
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[7]	25,518	24,675
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	681	672
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[7]	1,536	1,579
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[7]	525	536
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[7]	388	396
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[7]	13,386	10,504
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	2,552	2,518
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[7]	112	110
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	23,988	24,071
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]	1,986	1,960
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]	5,848	5,867
	Fannie Mae Pool #BY1418 4.00% 11/1/2053[7]	15,857	14,518
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	8,784	8,814
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[7]	12,058	11,039
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[7]	293	290
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[7]	9,559	9,744
	Fannie Mae Pool #BY1343 4.00% 2/1/2054[7]	12,961	11,864
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[7]	271	267
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[7]	3,672	3,696
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[7]	2,911	2,971
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]	14,315	14,123
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]	5,348	5,282
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[7]	983	990
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]	11	11
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[7]	24,586	22,506
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[7]	8,038	7,938

American Funds Insurance Series	90

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[7]	USD4,436	$4,061
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	1,240	1,251
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[7]	1,084	1,092
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]	1,576	1,559
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	563	567
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[7]	10,197	9,704
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	3,614	3,007
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[7]	21	22
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[7]	65	65
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[7]	31	26
	Freddie Mac Pool #C91912 3.00% 2/1/2037[7]	9,285	8,543
	Freddie Mac Pool #G03978 5.00% 3/1/2038[7]	371	367
	Freddie Mac Pool #G04553 6.50% 9/1/2038[7]	41	43
	Freddie Mac Pool #G08347 4.50% 6/1/2039[7]	56	55
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[7]	22,289	18,840
	Freddie Mac Pool #C03518 5.00% 9/1/2040[7]	507	502
	Freddie Mac Pool #Q05807 4.00% 1/1/2042[7]	1,401	1,325
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[7]	1,065	1,010
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[7]	706	667
	Freddie Mac Pool #760014 2.838% 8/1/2045[7,8]	149	145
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[7]	4,731	4,439
	Freddie Mac Pool #G60344 4.00% 12/1/2045[7]	4,215	3,955
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[7]	3,760	3,323
	Freddie Mac Pool #Q41090 4.50% 6/1/2046[7]	196	190
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[7]	200	193
	Freddie Mac Pool #760015 2.67% 1/1/2047[7,8]	384	363
	Freddie Mac Pool #Q46021 3.50% 2/1/2047[7]	1,097	995
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[7]	2,021	1,883
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	367	316
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[7]	30,169	23,754
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[7]	15,946	12,734
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[7]	27,893	22,159
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[7]	369	320
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[7]	847	666
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[7]	9,191	7,637
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[7]	6,264	5,224
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[7]	6,078	5,247
	Freddie Mac Pool #QC6456 3.00% 9/1/2051[7]	667	569
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[7]	163	141
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[7]	4,022	3,156
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[7]	1,730	1,356
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[7]	6,184	5,130
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[7]	2,162	1,797
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[7]	308	266
	Freddie Mac Pool #QD5748 2.00% 2/1/2052[7]	909	714
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[7]	881	690
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[7]	939	838
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[7]	4,474	3,509
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[7]	3,102	2,432
	Freddie Mac Pool #QD8408 2.00% 3/1/2052[7]	1,182	927
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[7]	893	700
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[7]	268	210
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[7]	3,138	2,462
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[7]	1,127	884
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[7]	83	69
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[7]	50	44
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	2,276	2,089
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]	12,205	10,398
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[7]	1,274	1,098
	Freddie Mac Pool #QE7976 4.50% 8/1/2052[7]	41,461	39,161
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[7]	188	177

91	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[7]	USD863	$815
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[7]	211	200
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[7]	126	119
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[7]	1,180	1,143
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[7]	1,253	1,183
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[7]	82	77
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	6,271	6,072
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[7]	1,940	1,778
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[7]	18,182	16,645
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	1,298	1,256
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[7]	86	81
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	427	412
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	3,034	2,994
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	723	742
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	634	648
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	583	600
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	561	579
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	404	417
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	295	303
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	218	222
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	158	164
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]	34	33
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	9,215	9,095
	Freddie Mac Pool #QH1153 4.00% 9/1/2053[7]	494	453
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	27,916	27,547
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[7]	5,721	5,751
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	130,134	125,836
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]	25,587	25,249
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[7]	11,885	10,879
	Freddie Mac Pool #SD8413 4.00% 2/1/2054[7]	22,785	20,856
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	12,411	12,245
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]	1,722	1,704
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]	1,308	1,292
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[7]	1,005	920
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[7]	16,539	16,370
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[7]	7,984	7,892
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[7]	3,077	3,045
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[7]	690	632
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	460	455
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[7]	1,810	1,821
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	1,260	1,270
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]	766	758
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	225	227
	Freddie Mac, Series T041, Class 3A, 4.336% 7/25/2032[7,8]	160	150
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[7]	11,374	11,629
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	2,296	2,105
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[7,8]	983	907
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	4,513	4,117
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	4,378	4,010
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	820	728
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	681	609
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	1,456	1,372
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[7]	1,749	1,540

American Funds Insurance Series	92

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	USD7,854	$7,296
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[7]	4,595	4,149
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	1,821	1,712
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[7]	3,584	3,402
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[7]	2,455	2,290
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[7]	2,254	2,082
	Government National Mortgage Assn. 2.50% 7/1/2054[7,9]	14,000	11,770
	Government National Mortgage Assn. 3.00% 7/1/2054[7,9]	32,663	28,462
	Government National Mortgage Assn. 4.00% 7/1/2054[7,9]	14,285	13,202
	Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[7]	421	392
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[7]	283	273
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[7]	168	162
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[7]	7,236	5,868
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[7]	72,466	58,755
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[7]	1,469	1,416
	Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[7]	406	391
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[7]	152	128
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[7]	13,059	10,983
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[7]	142	128
	Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[7]	924	777
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[7]	697	626
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]	1,585	1,466
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[7]	32,854	29,510
	Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[7]	2,386	2,008
	Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[7]	2,081	1,752
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[7]	3,153	2,999
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[7]	29,544	28,103
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[7]	2,065	1,539
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[7,9]	638	576
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[7,9]	111,474	87,202
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[7,9]	210,980	172,303
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[7,9]	46,540	39,596
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[7,9]	101,292	89,659
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[7,9]	59,638	54,575
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[7,9]	62,783	59,195
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[7,9]	16,500	15,948
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[7,9]	57,079	56,300
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[7,9]	42,142	42,265
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[7,9]	114,534	116,583
	Uniform Mortgage-Backed Security 2.50% 8/1/2054[7,9]	104,050	85,065
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[7,9]	20,104	17,120
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[7,9]	27,000	23,903
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[7,9]	35,000	33,008
	Uniform Mortgage-Backed Security 5.00% 8/1/2054[7,9]	9,000	8,698
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[7,9]	58,728	58,873
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[7,9]	18,304	18,620
			2,268,656

Commercial mortgage-backed securities 0.53%
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[7]	5,368	5,573
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[7,8]	857	905
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[7]	2,909	2,483
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[7]	1,000	943
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[7]	2,960	2,479

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.771% 4/15/2029[5,7,8]	USD6,164	$6,177
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.032% 9/15/2034[5,7,8]	5,711	5,633
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[5,7,8]	4,505	4,452
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[5,7,8]	7,968	7,875
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[5,7,8]	5,968	5,889
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[5,7,8]	6,609	6,539
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/2038[5,7,8]	1,193	1,179
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[5,7,8]	1,078	1,064
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[5,7,8]	4,955	4,901
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[5,7,8]	6,334	6,264
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,7,8]	3,606	3,614
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[7]	42	42
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[7]	4,735	4,660
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[7]	322	318
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[5,7]	3,677	3,774
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[5,7,8]	1,429	1,424
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[5,7,8]	1,304	1,300
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[5,7,8]	1,363	1,361
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[5,7]	3,795	3,104
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 7.02% 5/15/2041[5,7,8]	9,264	9,275
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[5,7,8]	1,355	1,321
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[7]	2,489	2,119
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[5,7]	1,698	1,519
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[5,7]	578	484
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[5,7,8]	100	81
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[5,7,8]	1,326	1,323
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[5,7]	13,772	12,258
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[5,7,8]	3,314	3,289
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[7]	192	190
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[7]	107	107
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[5,7,8]	4,424	4,409
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[5,7]	2,194	1,794

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[5,7,8]	USD4,601	$4,561
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.329% 1/15/2039[5,7,8]	10,709	10,584
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/2027[5,7,8]	6,379	6,402
			141,669

Collateralized mortgage-backed obligations (privately originated) 0.16%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[5,7,8]	836	720
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[5,7,8]	740	734
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[5,7]	3,693	3,495
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[7]	133	127
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[5,7]	1,897	2,078
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[5,7]	5,901	6,403
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.75% 10/25/2027[7,8]	56	56
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[5,7,8]	612	620
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.585% 5/25/2044[5,7,8]	4,467	4,487
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[5,7]	3,958	3,637
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[7]	261	251
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[5,7,8]	4,040	4,039
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[5,7,10]	3,695	3,733
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[5,7,10]	5,045	4,924
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[5,7]	2,446	2,260
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[5,7]	2,899	2,735
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[5,7,10]	2,875	2,882
			43,181
	Total mortgage-backed obligations		2,453,506
U.S. Treasury bonds & notes 6.04%
U.S. Treasury 5.91%
	U.S. Treasury 4.25% 9/30/2024	880	878
	U.S. Treasury 1.00% 12/15/2024	10,725	10,520
	U.S. Treasury 3.875% 4/30/2025	4,250	4,204
	U.S. Treasury 4.625% 6/30/2025	160,260	159,496
	U.S. Treasury 4.75% 7/31/2025	71,532	71,283
	U.S. Treasury 5.00% 10/31/2025	2,418	2,418
	U.S. Treasury 4.875% 11/30/2025	12,250	12,237
	U.S. Treasury 4.25% 1/31/2026	1,813	1,796
	U.S. Treasury 0.50% 2/28/2026	42,515	39,590
	U.S. Treasury 4.625% 2/28/2026	2,096	2,088
	U.S. Treasury 3.625% 5/15/2026	1,195	1,171
	U.S. Treasury 4.625% 6/30/2026	13,850	13,824
	U.S. Treasury 0.75% 8/31/2026	52	48
	U.S. Treasury 0.875% 9/30/2026	565	520
	U.S. Treasury 1.125% 10/31/2026	471	435
	U.S. Treasury 4.625% 11/15/2026	7,985	7,982
	U.S. Treasury 4.00% 1/15/2027	8,825	8,697
	U.S. Treasury 4.125% 2/15/2027	1,404	1,388
	U.S. Treasury 1.125% 2/28/2027	762	697

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 2.375% 5/15/2027	USD880	$829
	U.S. Treasury 2.625% 5/31/2027	96,250	91,282
	U.S. Treasury 4.625% 6/15/2027	924	927
	U.S. Treasury 0.50% 6/30/2027	36,300	32,259
	U.S. Treasury 4.125% 9/30/2027	90,000	88,998
	U.S. Treasury 4.00% 2/29/2028	46,200	45,494
	U.S. Treasury 3.625% 3/31/2028	10	10
	U.S. Treasury 3.50% 4/30/2028	5,600	5,415
	U.S. Treasury 1.25% 9/30/2028	3,142	2,761
	U.S. Treasury 4.00% 1/31/2029	127,369	125,386
	U.S. Treasury 2.875% 4/30/2029	50,000	46,759
	U.S. Treasury 4.25% 6/30/2029	48,480	48,260
	U.S. Treasury 1.50% 2/15/2030	16,651	14,291
	U.S. Treasury 4.00% 2/28/2030	1,598	1,569
	U.S. Treasury 0.625% 5/15/2030	20,225	16,344
	U.S. Treasury 4.00% 7/31/2030	8,160	8,003
	U.S. Treasury 4.875% 10/31/2030	50,765	52,199
	U.S. Treasury 4.25% 6/30/2031	31,288	31,180
	U.S. Treasury 2.875% 5/15/2032	50,000	45,041
	U.S. Treasury 4.125% 11/15/2032	723	711
	U.S. Treasury 3.50% 2/15/2033	29,540	27,682
	U.S. Treasury 3.875% 8/15/2033	136,086	130,930
	U.S. Treasury 4.375% 5/15/2034	46,050	46,068
	U.S. Treasury 1.125% 5/15/2040[11]	37,775	23,257
	U.S. Treasury 1.375% 11/15/2040	17,695	11,171
	U.S. Treasury 1.75% 8/15/2041	37,854	25,020
	U.S. Treasury 2.00% 11/15/2041	1,181	812
	U.S. Treasury 4.625% 5/15/2044	43,595	43,512
	U.S. Treasury 2.50% 2/15/2046	3,755	2,647
	U.S. Treasury 3.00% 5/15/2047	9,355	7,158
	U.S. Treasury 3.00% 2/15/2048	336	256
	U.S. Treasury 1.375% 8/15/2050[11]	12,500	6,400
	U.S. Treasury 2.25% 2/15/2052	72,025	45,906
	U.S. Treasury 4.00% 11/15/2052	8,369	7,627
	U.S. Treasury 3.625% 2/15/2053[11]	125,000	106,394
	U.S. Treasury 3.625% 5/15/2053	22,676	19,306
	U.S. Treasury 4.25% 2/15/2054[11]	95,597	91,068
			1,592,204

U.S. Treasury inflation-protected securities 0.13%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[12]	26,473	25,939
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]	4,891	4,770
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]	4,108	3,974
			34,683
	Total U.S. Treasury bonds & notes		1,626,887
Corporate bonds, notes & loans 5.90%
Financials 1.47%
	AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	5,092
	AG Issuer, LLC 6.25% 3/1/2028[5]	4,470	4,377
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	1,072	1,113
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,10]	4,250	4,343
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]	2,100	1,969
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	2,295	2,150
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,315
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[10]	4,810	4,859
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[10]	2,686	2,864
	American International Group, Inc. 5.125% 3/27/2033	2,937	2,895
	AmWINS Group, Inc. 4.875% 6/30/2029[5]	1,348	1,256
	Aretec Group, Inc. 7.50% 4/1/2029[5]	1,250	1,206

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Banco Santander, SA 2.746% 5/28/2025	USD1,200	$1,169
	Banco Santander, SA 5.147% 8/18/2025	1,400	1,390
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	2,428	2,153
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[10]	2,250	2,237
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]	2,098	2,095
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	1,000	818
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	4,535	4,490
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]	8,050	8,045
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[10]	3,477	3,457
	Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	484
	Block, Inc. 3.50% 6/1/2031	2,325	2,007
	Blue Owl Capital Corp. 4.00% 3/30/2025	102	100
	Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,216
	Blue Owl Capital Corp. II 4.625% 11/26/2024[5]	512	509
	Blue Owl Capital Corp. III 3.125% 4/13/2027	2,520	2,306
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,500	2,380
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	1,630	1,594
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,10]	3,062	2,847
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,10]	2,829	2,470
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[5,10]	281	280
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	1,150	1,200
	BPCE SA 5.15% 7/21/2024[5]	3,710	3,707
	BPCE SA 1.00% 1/20/2026[5]	500	467
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,10]	271	269
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,10]	8,125	8,096
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,10]	1,450	1,474
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,10]	4,375	4,358
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	4,609	4,638
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[5]	3,370	3,263
	Chubb INA Holdings, LLC 3.35% 5/3/2026	880	852
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,223	4,183
	Chubb INA Holdings, LLC 4.35% 11/3/2045	400	346
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[10]	8,000	7,998
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]	6,275	6,240
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	3,254	2,899
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	1,475	1,501
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[10]	4,250	4,395
	CME Group, Inc. 3.75% 6/15/2028	3,425	3,300
	Coinbase Global, Inc. 3.375% 10/1/2028[5]	4,875	4,184
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	5,230	4,198
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	820	779
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	715	648
	Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,431
	Corebridge Financial, Inc. 3.50% 4/4/2025	642	631
	Corebridge Financial, Inc. 3.65% 4/5/2027	914	875
	Corebridge Financial, Inc. 3.85% 4/5/2029	621	582
	Corebridge Financial, Inc. 3.90% 4/5/2032	351	314
	Corebridge Financial, Inc. 4.35% 4/5/2042	203	167
	Corebridge Financial, Inc. 4.40% 4/5/2052	489	385
	Crédit Agricole SA 4.375% 3/17/2025[5]	850	840
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[10]	6,650	6,151
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[10]	1,109	1,108
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]	2,250	2,323
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	750	780
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[10]	300	264
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,10]	7,750	7,775
	Fidelity National Information Services, Inc. 3.10% 3/1/2041	302	217

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Fiserv, Inc. 3.50% 7/1/2029	USD471	$436
	Fiserv, Inc. 2.65% 6/1/2030	3,605	3,138
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[10]	2,198	2,030
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]	4,000	3,732
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[10]	390	370
	Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[10]	2,323	1,954
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[10]	2,000	1,480
	Hightower Holding, LLC 6.75% 4/15/2029[5]	870	815
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[10]	625	618
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[10]	1,436	1,202
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[10]	400	333
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[10]	770	802
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[10]	5,839	5,873
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[10]	537	562
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,254	2,270
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/ 2032)[5,10]	4,600	5,076
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,10]	3,621	3,786
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[10]	2,975	2,772
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[10]	1,066	1,060
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]	4,000	3,903
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]	3,740	3,703
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[10]	4,250	4,392
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]	4,750	4,826
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]	4,411	4,394
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[10]	4,250	4,362
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]	1,222	1,141
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	355	358
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[10]	800	743
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[10]	10,155	10,120
	Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	1,705	1,667
	Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	719	644
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	920	573
	Mastercard, Inc. 4.85% 3/9/2033	4,258	4,241
	Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	1,600	1,581
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[10]	2,450	2,427
	Morgan Stanley 3.125% 7/27/2026	325	311
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]	425	423
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[10]	4,458	4,445
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[10]	4,150	4,176
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[10]	2,500	2,462
	Nasdaq, Inc. 5.35% 6/28/2028	1,926	1,944
	Nasdaq, Inc. 5.55% 2/15/2034	4,870	4,879
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[5]	1,630	1,641
	Navient Corp. 6.75% 6/15/2026	300	302
	Navient Corp. 5.50% 3/15/2029	10,330	9,441
	Navient Corp. 11.50% 3/15/2031	4,860	5,358
	New York Life Global Funding 2.35% 7/14/2026[5]	590	559
	New York Life Global Funding 4.55% 1/28/2033[5]	1,263	1,202
	Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	2,500	2,308
	OneMain Finance Corp. 3.875% 9/15/2028	756	679
	OneMain Finance Corp. 7.875% 3/15/2030	2,565	2,647
	Osaic Holdings, Inc. 10.75% 8/1/2027[5]	2,420	2,494
	Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,803

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Oxford Finance, LLC 6.375% 2/1/2027[5]	USD1,125	$1,085
	PayPal Holdings, Inc. 2.65% 10/1/2026	662	627
	PayPal Holdings, Inc. 2.30% 6/1/2030	616	531
	Power Finance Corp., Ltd. 5.25% 8/10/2028	383	380
	Power Finance Corp., Ltd. 6.15% 12/6/2028	350	359
	Power Finance Corp., Ltd. 4.50% 6/18/2029	554	530
	Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,117
	Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,798
	Prudential Financial, Inc. 3.70% 3/13/2051	755	548
	Rocket Mortgage, LLC 2.875% 10/15/2026[5]	2,110	1,972
	Rocket Mortgage, LLC 3.625% 3/1/2029[5]	1,505	1,366
	Royal Bank of Canada 1.15% 6/10/2025	4,711	4,525
	Starwood Property Trust, Inc. 4.375% 1/15/2027[5]	3,580	3,393
	Starwood Property Trust, Inc. 7.25% 4/1/2029[5]	425	430
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,10]	1,000	966
	Toronto-Dominion Bank (The) 0.75% 9/11/2025	5,375	5,088
	Toronto-Dominion Bank (The) 1.25% 9/10/2026	2,425	2,224
	Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,500	2,321
	Travelers Companies, Inc. 4.00% 5/30/2047	860	693
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[10]	1,677	1,781
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[8,13]	4,160	4,252
	U.S. Bancorp 2.375% 7/22/2026	4,000	3,776
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[5,10]	1,568	1,558
	UBS Group AG 4.125% 9/24/2025[5]	2,750	2,698
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,10]	1,250	1,208
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,10,14]	800	755
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,10]	3,575	3,569
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[5,10]	3,075	3,073
	UniCredit SpA 4.625% 4/12/2027[5]	625	610
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[10]	8,000	7,828
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]	7,025	7,087
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	400	369
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[10]	7,225	7,499
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	3,750	3,999
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]	3,000	2,942
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[10]	3,325	2,749
	Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,052
			395,540

Health care 0.64%
	AdaptHealth, LLC 6.125% 8/1/2028[5]	645	616
	AdaptHealth, LLC 4.625% 8/1/2029[5]	1,990	1,727
	AdaptHealth, LLC 5.125% 3/1/2030[5]	1,010	884
	Amgen, Inc. 5.25% 3/2/2030	1,244	1,254
	Amgen, Inc. 5.25% 3/2/2033	2,500	2,494
	Amgen, Inc. 5.60% 3/2/2043	1,500	1,479
	Amgen, Inc. 5.65% 3/2/2053	378	373
	Amgen, Inc. 4.40% 2/22/2062	1,697	1,349
	Amgen, Inc. 5.75% 3/2/2063	258	253
	AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,660
	AstraZeneca Finance, LLC 4.90% 2/26/2031	1,850	1,846
	AstraZeneca Finance, LLC 2.25% 5/28/2031	742	627
	AstraZeneca Finance, LLC 5.00% 2/26/2034	5,800	5,770

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	AstraZeneca PLC 3.375% 11/16/2025	USD1,140	$1,112
	Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	6,275	5,851
	Bausch Health Companies, Inc. 4.875% 6/1/2028[5]	7,450	5,584
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/2027[8,13]	987	902
	Baxter International, Inc. 1.322% 11/29/2024	7,109	6,981
	Baxter International, Inc. 1.915% 2/1/2027	4,739	4,345
	Baxter International, Inc. 2.272% 12/1/2028	3,180	2,804
	Bayer US Finance, LLC 6.125% 11/21/2026[5]	6,047	6,113
	Bayer US Finance, LLC 6.25% 1/21/2029[5]	3,451	3,525
	Becton, Dickinson and Co. 5.081% 6/7/2029	3,363	3,361
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	3,750	3,744
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,807
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	824
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,493
	Centene Corp. 4.25% 12/15/2027	565	540
	Centene Corp. 4.625% 12/15/2029	1,265	1,197
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[5]	2,750	2,563
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]	4,325	3,570
	CVS Health Corp. 5.00% 1/30/2029	3,831	3,793
	CVS Health Corp. 5.40% 6/1/2029	4,144	4,150
	CVS Health Corp. 5.55% 6/1/2031	3,039	3,043
	CVS Health Corp. 5.70% 6/1/2034	4,053	4,044
	Elevance Health, Inc. 2.375% 1/15/2025	818	804
	Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,406
	Elevance Health, Inc. 4.75% 2/15/2033	811	784
	Elevance Health, Inc. 5.125% 2/15/2053	344	317
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	2,200	2,273
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[8,13]	2,575	2,573
	Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,663
	HCA, Inc. 3.375% 3/15/2029	804	739
	HCA, Inc. 3.625% 3/15/2032	1,000	881
	HCA, Inc. 4.375% 3/15/2042	1,500	1,234
	HCA, Inc. 4.625% 3/15/2052	1,450	1,171
	Humana, Inc. 5.375% 4/15/2031	3,194	3,178
	Humana, Inc. 5.75% 4/15/2054	1,517	1,463
	Jazz Securities DAC 4.375% 1/15/2029[5]	1,975	1,835
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,163
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	4,000	3,847
	Molina Healthcare, Inc. 3.875% 11/15/2030[5]	2,899	2,579
	Molina Healthcare, Inc. 3.875% 5/15/2032[5]	3,855	3,344
	Novant Health, Inc. 3.168% 11/1/2051	3,750	2,511
	Novartis Capital Corp. 1.75% 2/14/2025	500	489
	Novartis Capital Corp. 2.00% 2/14/2027	636	592
	Owens & Minor, Inc. 4.50% 3/31/2029[5]	5,065	4,373
	Owens & Minor, Inc. 6.625% 4/1/2030[5]	1,495	1,361
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[5,15]	3,199	3,003
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[8,13,15]	3,351	3,188
	Summa Health 3.511% 11/15/2051	1,655	1,208
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,560	1,454
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	16,940	15,912
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	11,549
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,625	1,836
			173,408

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Communication services 0.63%
	AT&T, Inc. 3.50% 9/15/2053	USD5,140	$3,492
	CCO Holdings, LLC 4.75% 3/1/2030[5]	2,658	2,304
	CCO Holdings, LLC 4.50% 8/15/2030[5]	3,500	2,966
	CCO Holdings, LLC 4.25% 2/1/2031[5]	4,286	3,503
	CCO Holdings, LLC 4.75% 2/1/2032[5]	2,150	1,762
	CCO Holdings, LLC 4.50% 5/1/2032	6,268	5,053
	CCO Holdings, LLC 4.50% 6/1/2033[5]	157	124
	CCO Holdings, LLC 4.25% 1/15/2034[5]	116	88
	Charter Communications Operating, LLC 4.908% 7/23/2025	116	115
	Charter Communications Operating, LLC 5.25% 4/1/2053	3,750	2,945
	Comcast Corp. 2.35% 1/15/2027	4,000	3,746
	Comcast Corp. 4.80% 5/15/2033	2,416	2,353
	Comcast Corp. 5.65% 6/1/2054	2,281	2,279
	Connect Finco SARL 6.75% 10/1/2026[5]	3,800	3,671
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/2028[8,13]	2,693	2,595
	DIRECTV Financing, LLC 5.875% 8/15/2027[5]	3,655	3,441
	DIRECTV Financing, LLC 8.875% 2/1/2030[5]	925	906
	DISH DBS Corp. 5.875% 11/15/2024	7,055	6,705
	DISH Network Corp. 11.75% 11/15/2027[5]	5,000	4,907
	Embarq Corp. 7.995% 6/1/2036	7,409	973
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]	7,210	6,800
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	4,400	4,040
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	3,850	3,358
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	2,900	2,527
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[5]	1,100	1,135
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[5]	1,000	1,031
	Gray Television, Inc. 7.00% 5/15/2027[5]	1,969	1,815
	Gray Television, Inc. 10.50% 7/15/2029[5]	4,805	4,836
	Gray Television, Inc. 4.75% 10/15/2030[5]	1,850	1,112
	Gray Television, Inc. 5.375% 11/15/2031[5]	7,010	3,979
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	5,516	5,146
	Ligado Networks, LLC 15.50% PIK 11/1/2023[5,15,16]	5,838	861
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,13,15,16]	571	542
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[5]	3,205	2,963
	Netflix, Inc. 5.875% 11/15/2028	1,313	1,353
	Netflix, Inc. 5.375% 11/15/2029[5]	20	20
	Nexstar Media, Inc. 4.75% 11/1/2028[5]	3,950	3,515
	SBA Tower Trust 1.631% 11/15/2026[5]	8,707	7,914
	Scripps Escrow II, Inc. 3.875% 1/15/2029[5]	2,325	1,622
	Sirius XM Radio, Inc. 4.00% 7/15/2028[5]	3,575	3,233
	Sirius XM Radio, Inc. 4.125% 7/1/2030[5]	2,272	1,942
	Sirius XM Radio, Inc. 3.875% 9/1/2031[5]	6,252	5,108
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,219
	Tencent Holdings, Ltd. 2.39% 6/3/2030	566	486
	T-Mobile USA, Inc. 1.50% 2/15/2026	500	470
	T-Mobile USA, Inc. 2.05% 2/15/2028	325	292
	T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,906
	T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	3,947
	T-Mobile USA, Inc. 5.75% 1/15/2054	3,550	3,536
	T-Mobile USA, Inc. 6.00% 6/15/2054	3,116	3,225
	T-Mobile USA, Inc. 5.50% 1/15/2055	2,051	1,979
	Univision Communications, Inc. 6.625% 6/1/2027[5]	6,300	6,037
	Univision Communications, Inc. 8.00% 8/15/2028[5]	300	293
	Univision Communications, Inc. 4.50% 5/1/2029[5]	5,300	4,460
	Univision Communications, Inc. 7.375% 6/30/2030[5]	725	675
	Verizon Communications, Inc. 2.55% 3/21/2031	410	348
	Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,408
	Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,919
	Verizon Communications, Inc. 2.875% 11/20/2050	671	422
	Verizon Communications, Inc. 5.50% 2/23/2054	272	266

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Verizon Communications, Inc. 2.987% 10/30/2056	USD1,343	$823
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[5]	4,525	3,762
	Vodafone Group PLC 4.25% 9/17/2050	4,350	3,398
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,749
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	967
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,435	1,325
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,500	1,169
			168,861

Energy 0.60%
	Antero Midstream Partners, LP 5.375% 6/15/2029[5]	2,170	2,105
	Antero Resources Corp. 7.625% 2/1/2029[5]	955	984
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[5]	2,000	2,003
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	1,270	1,242
	Baytex Energy Corp. 8.50% 4/30/2030[5]	225	235
	Blue Racer Midstream, LLC 7.25% 7/15/2032[5]	300	309
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	3,335	3,495
	BP Capital Markets America, Inc. 2.772% 11/10/2050	681	419
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	926
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,359
	Chesapeake Energy Corp. 5.875% 2/1/2029[5]	2,240	2,219
	Chesapeake Energy Corp. 4.875% 4/15/2032[16]	7,225	151
	CITGO Petroleum Corp. 8.375% 1/15/2029[5]	2,075	2,141
	Civitas Resources, Inc. 5.00% 10/15/2026[5]	480	468
	Civitas Resources, Inc. 8.375% 7/1/2028[5]	1,705	1,789
	Civitas Resources, Inc. 8.625% 11/1/2030[5]	525	563
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	735	788
	CNX Midstream Partners, LP 4.75% 4/15/2030[5]	1,055	952
	CNX Resources Corp. 6.00% 1/15/2029[5]	2,675	2,620
	CNX Resources Corp. 7.375% 1/15/2031[5]	553	566
	CNX Resources Corp. 7.25% 3/1/2032[5]	505	515
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	450	419
	ConocoPhillips Co. 5.30% 5/15/2053	1,015	964
	Constellation Oil Services Holding SA 13.50% 6/30/2025[2,5]	852	852
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[15]	445	367
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	495	505
	Diamond Foreign Asset Co. 8.50% 10/1/2030[5]	575	604
	Diamondback Energy, Inc. 6.25% 3/15/2053	500	515
	Diamondback Energy, Inc. 5.75% 4/18/2054	2,149	2,085
	Diamondback Energy, Inc. 5.90% 4/18/2064	2,160	2,087
	Enbridge, Inc. 2.50% 1/15/2025	300	295
	Enbridge, Inc. 3.70% 7/15/2027	62	59
	Enbridge, Inc. 6.70% 11/15/2053	3,732	4,078
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	395	412
	Energy Transfer, LP 4.75% 1/15/2026	2,494	2,465
	Energy Transfer, LP 5.60% 9/1/2034	2,133	2,120
	Energy Transfer, LP 6.05% 9/1/2054	1,182	1,166
	Eni SpA 5.95% 5/15/2054[5]	831	817
	Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,511
	Enterprise Products Operating, LLC 4.90% 5/15/2046	500	451
	EQM Midstream Partners, LP 5.50% 7/15/2028	1,463	1,442
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	642	686
	EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,635	1,530
	Equinor ASA 3.25% 11/10/2024	2,850	2,825
	Equinor ASA 4.25% 11/23/2041	2,000	1,750
	Exxon Mobil Corp. 2.019% 8/16/2024	643	640
	Exxon Mobil Corp. 2.44% 8/16/2029	213	190
	Genesis Energy, LP 8.00% 1/15/2027	4,612	4,720
	Genesis Energy, LP 7.75% 2/1/2028	470	475
	Genesis Energy, LP 8.25% 1/15/2029	720	744

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Genesis Energy, LP 8.875% 4/15/2030	USD934	$983
	Genesis Energy, LP 7.875% 5/15/2032	1,195	1,207
	Global Partners, LP 8.25% 1/15/2032[5]	310	319
	Halliburton Co. 3.80% 11/15/2025	6	6
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	850	864
	Harvest Midstream I, LP 7.50% 5/15/2032[5]	390	396
	Hess Midstream Operations, LP 5.125% 6/15/2028[5]	1,655	1,604
	Hess Midstream Operations, LP 4.25% 2/15/2030[5]	960	882
	Hess Midstream Operations, LP 5.50% 10/15/2030[5]	400	387
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	350	338
	Hilcorp Energy I, LP 6.00% 2/1/2031[5]	460	441
	Hilcorp Energy I, LP 8.375% 11/1/2033[5]	925	986
	Jonah Energy, LLC 12.00% 11/5/2025[2]	707	707
	Kinder Morgan, Inc. 5.00% 2/1/2029	7,261	7,182
	Kinder Morgan, Inc. 5.40% 2/1/2034	9,069	8,934
	Kinder Morgan, Inc. 5.45% 8/1/2052	1,238	1,140
	Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	220	226
	Marathon Oil Corp. 4.40% 7/15/2027	1,005	983
	Matador Resources Co. 6.50% 4/15/2032[5]	1,325	1,326
	MPLX, LP 4.125% 3/1/2027	500	486
	MPLX, LP 2.65% 8/15/2030	4,273	3,684
	MPLX, LP 4.50% 4/15/2038	750	654
	MPLX, LP 4.70% 4/15/2048	1,101	907
	Nabors Industries, Inc. 9.125% 1/31/2030[5]	1,745	1,809
	Nabors Industries, Ltd. 7.25% 1/15/2026[5]	750	761
	New Fortress Energy, Inc. 6.75% 9/15/2025[5]	947	920
	New Fortress Energy, Inc. 6.50% 9/30/2026[5]	6,840	6,298
	New Fortress Energy, Inc. 8.75% 3/15/2029[5]	1,115	1,019
	Noble Finance II, LLC 8.00% 4/15/2030[5]	175	182
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	605	636
	ONEOK, Inc. 5.55% 11/1/2026	989	993
	ONEOK, Inc. 5.65% 11/1/2028	1,279	1,299
	ONEOK, Inc. 5.80% 11/1/2030	384	393
	ONEOK, Inc. 6.05% 9/1/2033	2,355	2,426
	ONEOK, Inc. 6.625% 9/1/2053	2,250	2,403
	Parkland Corp. 4.625% 5/1/2030[5]	1,035	945
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	905	1,003
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	1,020	1,048
	Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,744
	Plains All American Pipeline, LP 3.80% 9/15/2030	113	103
	Range Resources Corp. 4.75% 2/15/2030[5]	186	175
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[5]	2,689	2,534
	Southwestern Energy Co. 5.375% 3/15/2030	1,945	1,880
	Southwestern Energy Co. 4.75% 2/1/2032	960	884
	Sunoco, LP 7.00% 9/15/2028[5]	1,675	1,718
	Sunoco, LP 4.50% 5/15/2029	1,050	983
	Sunoco, LP 4.50% 4/30/2030	1,255	1,162
	Talos Production, Inc. 9.375% 2/1/2031[5]	170	180
	TotalEnergies Capital SA 5.15% 4/5/2034	3,003	3,005
	TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,054
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	564
	Valero Energy Corp. 4.00% 4/1/2029	4,000	3,808
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	1,030	939
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	840	754
	Venture Global LNG, Inc. 8.375% 6/1/2031[5]	3,905	4,053
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	8,825	9,152
	Williams Companies, Inc. 3.50% 11/15/2030	1,094	992
	Williams Companies, Inc. 5.15% 3/15/2034	2,202	2,149
			161,233

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary 0.52%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	USD813	$735
	Advance Auto Parts, Inc. 3.50% 3/15/2032	458	389
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	414
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	707
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	170
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	1,200	1,241
	American Honda Finance Corp. 3.50% 2/15/2028	750	714
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]	2,115	1,957
	Carnival Corp. 5.75% 3/1/2027[5]	1,850	1,829
	Carnival Corp. 4.00% 8/1/2028[5]	1,675	1,574
	Carnival Corp. 6.00% 5/1/2029[5]	775	766
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[5]	1,783	1,774
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	450	431
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]	604	603
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	1,350	1,203
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]	3,661	3,635
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	1,070	1,058
	Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	3,580	3,263
	Ford Motor Co. 4.75% 1/15/2043	4,354	3,524
	Ford Motor Co. 5.291% 12/8/2046	2,256	1,976
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,182
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,135	6,116
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,750	3,947
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,915	1,711
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,507
	Gap, Inc. 3.625% 10/1/2029[5]	486	421
	Gap, Inc. 3.875% 10/1/2031[5]	323	270
	Hanesbrands, Inc. 4.875% 5/15/2026[5]	2,700	2,643
	Hanesbrands, Inc. 9.00% 2/15/2031[5]	1,625	1,704
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	1,885	1,689
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]	3,580	3,341
	Home Depot, Inc. 1.50% 9/15/2028	3,000	2,633
	Home Depot, Inc. 3.90% 12/6/2028	825	797
	Home Depot, Inc. 2.95% 6/15/2029	1,174	1,076
	Home Depot, Inc. 1.875% 9/15/2031	3,000	2,443
	Home Depot, Inc. 4.25% 4/1/2046	2,000	1,684
	Home Depot, Inc. 4.50% 12/6/2048	428	371
	Hyundai Capital America 1.50% 6/15/2026[5]	850	788
	Hyundai Capital America 5.45% 6/24/2026[5]	4,358	4,353
	Hyundai Capital America 5.275% 6/24/2027[5]	10,500	10,457
	Hyundai Capital America 2.375% 10/15/2027[5]	2,579	2,353
	Hyundai Capital America 2.10% 9/15/2028[5]	3,075	2,703
	Hyundai Capital America 5.40% 1/8/2031[5]	1,106	1,099
	International Game Technology PLC 5.25% 1/15/2029[5]	2,445	2,367
	KB Home 7.25% 7/15/2030	1,295	1,336
	Kontoor Brands, Inc. 4.125% 11/15/2029[5]	910	825
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	590	552
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	1,350	1,410
	Light and Wonder International, Inc. 7.00% 5/15/2028[5]	750	754
	Light and Wonder International, Inc. 7.25% 11/15/2029[5]	2,240	2,289
	Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	775	766
	Lithia Motors, Inc. 3.875% 6/1/2029[5]	2,900	2,607
	Lithia Motors, Inc. 4.375% 1/15/2031[5]	1,025	914
	Marriott International, Inc. 4.90% 4/15/2029	1,207	1,195
	Marriott International, Inc. 2.75% 10/15/2033	2,500	2,019
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	620	570
	McDonald’s Corp. 4.60% 9/9/2032	716	692
	McDonald’s Corp. 4.95% 8/14/2033	559	551
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[5]	1,710	1,603
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	1,500	1,502
	NCL Corp., Ltd. 5.875% 2/15/2027[5]	2,450	2,420

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	NCL Corp., Ltd. 7.75% 2/15/2029[5]	USD1,375	$1,431
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[5]	1,345	1,330
	Newell Brands Inc. 6.625% 9/15/2029	1,850	1,817
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,15]	1,277	1,233
	Penske Automotive Group, Inc. 3.75% 6/15/2029	1,375	1,243
	RHP Hotel Properties, LP 4.50% 2/15/2029[5]	1,300	1,220
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	1,795	1,769
	Sands China, Ltd. 2.30% 3/8/2027	2,075	1,892
	Sonic Automotive, Inc. 4.625% 11/15/2029[5]	3,035	2,743
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	1,325	1,168
	Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	2,200	2,005
	Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	2,500	2,533
	Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	927	767
	Stellantis Finance US, Inc. 6.375% 9/12/2032[5]	635	664
	Tempur Sealy International, Inc. 4.00% 4/15/2029[5]	850	768
	Toyota Motor Credit Corp. 0.80% 1/9/2026	429	402
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,313
	Travel + Leisure Co. 4.50% 12/1/2029[5]	2,100	1,936
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]	3,845	3,801
			139,658

Industrials 0.42%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[5]	670	665
	Allison Transmission, Inc. 3.75% 1/30/2031[5]	3,445	3,024
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[5]	1,025	986
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[5]	35	32
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[5]	2,450	2,244
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[5]	1,665	1,651
	BAE Systems PLC 5.125% 3/26/2029[5]	3,403	3,389
	BAE Systems PLC 5.25% 3/26/2031[5]	2,663	2,657
	BAE Systems PLC 5.30% 3/26/2034[5]	2,772	2,748
	BAE Systems PLC 5.50% 3/26/2054[5]	599	586
	Boeing Co. 4.875% 5/1/2025	946	936
	Boeing Co. 3.10% 5/1/2026	251	238
	Boeing Co. 3.25% 2/1/2028	2,000	1,832
	Boeing Co. 5.15% 5/1/2030	945	908
	Boeing Co. 3.625% 2/1/2031	178	156
	Boeing Co. 6.388% 5/1/2031[5]	227	231
	Boeing Co. 3.60% 5/1/2034	2,500	2,012
	Boeing Co. 6.528% 5/1/2034[5]	4,274	4,378
	Boeing Co. 5.805% 5/1/2050	3,380	3,048
	Boeing Co. 6.858% 5/1/2054[5]	520	534
	Bombardier, Inc. 7.125% 6/15/2026[5]	473	480
	Bombardier, Inc. 7.875% 4/15/2027[5]	1,021	1,024
	Brink’s Co. (The) 6.50% 6/15/2029[5]	485	491
	Brink’s Co. (The) 4.625% 10/15/2027[5]	2,385	2,290
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,278
	Canadian Pacific Railway Co. 3.10% 12/2/2051	829	551
	Carrier Global Corp. 6.20% 3/15/2054	328	352
	Chart Industries, Inc. 7.50% 1/1/2030[5]	1,347	1,394
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	590	549
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	520	483
	CoreLogic, Inc. 4.50% 5/1/2028[5]	6,075	5,519
	CSX Corp. 4.25% 3/15/2029	1,062	1,030
	Herc Holdings, Inc. 6.625% 6/15/2029[5]	660	670
	Honeywell International, Inc. 2.30% 8/15/2024	2,640	2,629
	Icahn Enterprises, LP 5.25% 5/15/2027	1,185	1,113
	Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,306
	L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,518
	L3Harris Technologies, Inc. 5.60% 7/31/2053	3,945	3,916

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Lockheed Martin Corp. 5.10% 11/15/2027	USD951	$958
	Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,863
	Lockheed Martin Corp. 5.25% 1/15/2033	1,602	1,629
	Lockheed Martin Corp. 4.75% 2/15/2034	4,337	4,225
	Lockheed Martin Corp. 5.70% 11/15/2054	1,849	1,904
	Masco Corp. 1.50% 2/15/2028	774	679
	Masco Corp. 2.00% 2/15/2031	497	405
	Masco Corp. 3.125% 2/15/2051	230	149
	Norfolk Southern Corp. 4.45% 3/1/2033	654	617
	Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,787
	Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,947
	Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,794
	Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,293
	Otis Worldwide Corp. 2.293% 4/5/2027	2,135	1,980
	Reworld Holding Corp. 4.875% 12/1/2029[5]	1,035	946
	RTX Corp. 5.15% 2/27/2033	2,669	2,642
	RTX Corp. 5.375% 2/27/2053	3,950	3,755
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	2,382	2,568
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	2,720	3,004
	TransDigm, Inc. 5.50% 11/15/2027	2,200	2,162
	TransDigm, Inc. 6.625% 3/1/2032[5]	1,625	1,643
	Triumph Group, Inc. 9.00% 3/15/2028[5]	2,581	2,709
	Union Pacific Corp. 2.40% 2/5/2030	2,414	2,114
	Union Pacific Corp. 2.95% 3/10/2052	1,000	644
	Union Pacific Corp. 3.839% 3/20/2060	546	402
	Union Pacific Corp. 3.799% 4/6/2071	545	384
	United Rentals (North America), Inc. 3.875% 2/15/2031	2,785	2,487
	United Rentals (North America), Inc. 3.75% 1/15/2032	215	187
	XPO, Inc. 7.125% 6/1/2031[5]	800	818
			114,543

Real estate 0.42%
	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	306
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,169
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,706
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,165
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,082
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	347
	American Tower Corp. 1.45% 9/15/2026	2,369	2,175
	American Tower Corp. 3.55% 7/15/2027	1,425	1,353
	American Tower Corp. 3.60% 1/15/2028	1,000	944
	American Tower Corp. 1.50% 1/31/2028	2,500	2,193
	American Tower Corp. 2.30% 9/15/2031	1,500	1,224
	American Tower Corp. 2.95% 1/15/2051	2,000	1,252
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	3,040	1,874
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[5]	1,975	1,617
	Boston Properties, LP 6.50% 1/15/2034	2,223	2,262
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,235	3,231
	Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,711
	Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,104
	GLP Capital, LP 3.35% 9/1/2024	1,263	1,259
	Host Hotels & Resorts, LP 4.50% 2/1/2026	355	349
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	1,450	1,380
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,340	2,095
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,520	3,034
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,907
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	3,785	3,601
	Iron Mountain, Inc. 4.50% 2/15/2031[5]	2,650	2,394
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,045	3,464
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,520	2,094

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	USD2,260	$1,850
	Kilroy Realty, LP 6.25% 1/15/2036	1,468	1,395
	Ladder Capital Finance Holdings LLP 4.25% 2/1/2027[5]	3,842	3,643
	Ladder Capital Finance Holdings LLP 4.75% 6/15/2029[5]	2,295	2,122
	MPT Operating Partnership, LP 5.25% 8/1/2026	130	118
	MPT Operating Partnership, LP 5.00% 10/15/2027	7,152	5,913
	MPT Operating Partnership, LP 4.625% 8/1/2029	130	95
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	2,280	2,140
	Prologis, LP 4.875% 6/15/2028	2,357	2,346
	Prologis, LP 4.75% 6/15/2033	4,359	4,205
	Prologis, LP 5.125% 1/15/2034	2,000	1,977
	Prologis, LP 5.00% 3/15/2034	4,095	4,007
	Prologis, LP 5.25% 6/15/2053	1,365	1,289
	Prologis, LP 5.25% 3/15/2054	615	582
	Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,216
	Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,787
	Public Storage Operating Co. 2.30% 5/1/2031	719	605
	RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	1,240	1,097
	Scentre Group Trust 1 3.50% 2/12/2025[5]	3,075	3,033
	Scentre Group Trust 1 3.25% 10/28/2025[5]	1,000	971
	Scentre Group Trust 1 3.75% 3/23/2027[5]	2,430	2,330
	Service Properties Trust 5.25% 2/15/2026	510	494
	Service Properties Trust 4.75% 10/1/2026	1,635	1,533
	Service Properties Trust 4.95% 2/15/2027	1,540	1,401
	Service Properties Trust 5.50% 12/15/2027	655	609
	Service Properties Trust 3.95% 1/15/2028	1,270	1,065
	Service Properties Trust 8.375% 6/15/2029	3,028	2,979
	Service Properties Trust 4.95% 10/1/2029	270	205
	Service Properties Trust 8.625% 11/15/2031[5]	775	809
	Service Properties Trust 8.875% 6/15/2032	2,078	1,940
	Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,623
	Sun Communities Operating, LP 2.70% 7/15/2031	876	724
	UDR, Inc. 2.95% 9/1/2026	760	721
			113,116

Information technology 0.41%
	Adobe, Inc. 1.90% 2/1/2025	366	358
	Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,276
	Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,721
	Broadcom, Inc. 3.469% 4/15/2034[5]	193	165
	Cisco Systems, Inc. 4.85% 2/26/2029	1,388	1,388
	Cisco Systems, Inc. 4.95% 2/26/2031	3,015	3,014
	Cisco Systems, Inc. 5.05% 2/26/2034	112	112
	Cisco Systems, Inc. 5.30% 2/26/2054	1,784	1,749
	Cisco Systems, Inc. 5.35% 2/26/2064	1,812	1,765
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	2,000	1,922
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	750	728
	Cloud Software Group, Inc. 8.25% 6/30/2032[5]	2,975	3,034
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[8,13]	5,175	5,177
	CommScope Technologies, LLC 6.00% 6/15/2025[5]	4,750	3,876
	CommScope Technologies, LLC 5.00% 3/15/2027[5]	4,553	1,892
	CommScope, Inc. 6.00% 3/1/2026[5]	5,865	5,154
	CommScope, Inc. 8.25% 3/1/2027[5]	967	460
	CommScope, Inc. 7.125% 7/1/2028[5]	908	377
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[8,13]	4,645	4,195
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[5,8,13]	17,116	17,733

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,8,13]	USD2,640	$2,654
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[3,8,13]	29	29
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	10,054
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	8,528	3,974
	Intel Corp. 5.20% 2/10/2033	2,625	2,622
	Intuit, Inc. 0.95% 7/15/2025	1,530	1,463
	Intuit, Inc. 1.35% 7/15/2027	1,395	1,258
	ION Trading Technologies SARL 9.50% 5/30/2029[5]	560	571
	Microchip Technology, Inc. 5.05% 3/15/2029	4,750	4,713
	Microsoft Corp. 2.921% 3/17/2052	4,814	3,271
	NCR Atleos Corp. 9.50% 4/1/2029[5]	5,144	5,564
	NCR Voyix Corp. 5.125% 4/15/2029[5]	1,650	1,555
	Synaptics, Inc. 4.00% 6/15/2029[5]	875	794
	Texas Instruments, Inc. 4.60% 2/8/2029	2,480	2,467
	Texas Instruments, Inc. 4.85% 2/8/2034	1,343	1,331
	Unisys Corp. 6.875% 11/1/2027[5]	725	637
	Viasat, Inc. 5.625% 9/15/2025[5]	1,525	1,481
	Viasat, Inc. 5.625% 4/15/2027[5]	2,475	2,217
	Viasat, Inc. 6.50% 7/15/2028[5]	1,275	967
	Viasat, Inc. 7.50% 5/30/2031[5]	6,147	4,091
	Viavi Solutions, Inc. 3.75% 10/1/2029[5]	725	613
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,3,10]	1,005	978
			109,400

Materials 0.33%
	ATI, Inc. 4.875% 10/1/2029	710	665
	ATI, Inc. 5.125% 10/1/2031	1,110	1,027
	Avient Corp. 7.125% 8/1/2030[5]	855	872
	Ball Corp. 3.125% 9/15/2031	3,520	2,980
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	935	839
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,554
	Celanese US Holdings, LLC 6.55% 11/15/2030	2,791	2,918
	Celanese US Holdings, LLC 6.70% 11/15/2033	1,806	1,899
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,392
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[5]	2,525	2,393
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[5]	2,275	2,254
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	775	687
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[5]	1,570	1,554
	Consolidated Energy Finance SA 12.00% 2/15/2031[5]	1,630	1,683
	CVR Partners, LP 6.125% 6/15/2028[5]	925	890
	Dow Chemical Co. (The) 4.80% 5/15/2049	485	414
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,180	823
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	7,545	7,379
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	5,370	5,618
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	4,517	4,487
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	2,181	2,171
	INEOS Finance PLC 6.75% 5/15/2028[5]	1,985	1,991
	INEOS Finance PLC 7.50% 4/15/2029[5]	805	814
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]	5,400	4,824
	Kaiser Aluminum Corp. 4.625% 3/1/2028[5]	2,495	2,337
	Linde, Inc. 1.10% 8/10/2030	2,938	2,369
	LSB Industries, Inc. 6.25% 10/15/2028[5]	1,560	1,506
	LYB International Finance III, LLC 2.25% 10/1/2030	1,198	1,013
	LYB International Finance III, LLC 4.20% 5/1/2050	1,186	904
	Methanex Corp. 5.125% 10/15/2027	6,305	6,086
	Mineral Resources, Ltd. 9.25% 10/1/2028[5]	945	993
	Mineral Resources, Ltd. 8.50% 5/1/2030[5]	1,525	1,581
	Mosaic Co. 4.05% 11/15/2027	1,050	1,008

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	NOVA Chemicals Corp. 4.25% 5/15/2029[5]	USD1,875	$1,655
	NOVA Chemicals Corp. 9.00% 2/15/2030[5]	775	819
	Novelis Corp. 3.875% 8/15/2031[5]	1,115	966
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	3,485	3,246
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[5]	1,230	1,158
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[8,13,15]	556	562
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[8,13,15]	1,169	1,164
	Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	2,212	2,261
	Westlake Corp. 4.375% 11/15/2047	500	406
			88,162

Utilities 0.25%
	Ameren Corp. 2.50% 9/15/2024	969	962
	Calpine Corp. 3.75% 3/1/2031[5]	1,975	1,747
	Commonwealth Edison Co. 4.35% 11/15/2045	1,085	915
	Commonwealth Edison Co. 3.85% 3/15/2052	2,600	1,928
	Duke Energy Indiana, LLC 3.25% 10/1/2049	850	570
	Duke Energy Progress, LLC 3.70% 10/15/2046	457	341
	Duke Energy Progress, LLC 2.50% 8/15/2050	202	116
	Duke Energy Progress, LLC 2.90% 8/15/2051	91	56
	EDP Finance BV 3.625% 7/15/2024[5]	4,100	4,096
	Electricité de France SA 6.25% 5/23/2033[5]	1,075	1,113
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/ 2033)[5,10]	1,475	1,608
	Emera US Finance, LP 3.55% 6/15/2026	320	307
	Enel Américas SA 4.00% 10/25/2026	245	235
	Entergy Corp. 2.80% 6/15/2030	2,302	2,012
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	675	617
	MidAmerican Energy Co. 5.85% 9/15/2054	875	897
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	651
	Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	4,625	4,747
	Pacific Gas and Electric Co. 2.10% 8/1/2027	125	113
	Pacific Gas and Electric Co. 2.50% 2/1/2031	2,941	2,426
	Pacific Gas and Electric Co. 6.95% 3/15/2034	2,425	2,613
	Pacific Gas and Electric Co. 3.30% 8/1/2040	100	71
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,250	817
	PacifiCorp 5.30% 2/15/2031	3,953	3,942
	PacifiCorp 5.45% 2/15/2034	3,450	3,409
	PacifiCorp 4.125% 1/15/2049	3,500	2,675
	PacifiCorp 5.35% 12/1/2053	419	381
	PacifiCorp 5.80% 1/15/2055	2,075	2,011
	PG&E Corp. 5.00% 7/1/2028	3,750	3,612
	PG&E Corp. 5.25% 7/1/2030	3,400	3,250
	Public Service Electric and Gas Co. 3.60% 12/1/2047	548	410
	Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,681
	Southern California Edison Co. 2.85% 8/1/2029	4,450	3,999
	Southern California Edison Co. 5.45% 6/1/2031	2,500	2,519
	Southern California Edison Co. 5.20% 6/1/2034	2,522	2,464
	Southern California Edison Co. 5.75% 4/1/2035	675	689
	Southern California Edison Co. 5.35% 7/15/2035	3,000	2,974
	Southern California Edison Co. 4.00% 4/1/2047	264	202
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,117
	Xcel Energy, Inc. 2.60% 12/1/2029	1,131	987
			66,280

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples 0.21%
	7-Eleven, Inc. 0.95% 2/10/2026[5]	USD825	$769
	7-Eleven, Inc. 1.30% 2/10/2028[5]	2,500	2,179
	Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	2,500	2,205
	Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	290	257
	BAT Capital Corp. 6.343% 8/2/2030	1,191	1,242
	BAT Capital Corp. 6.421% 8/2/2033	1,290	1,349
	BAT Capital Corp. 7.079% 8/2/2043	2,075	2,188
	BAT Capital Corp. 4.54% 8/15/2047	627	483
	Central Garden & Pet Co. 4.125% 4/30/2031[5]	1,395	1,232
	Coca-Cola Co. 1.00% 3/15/2028	940	825
	Conagra Brands, Inc. 1.375% 11/1/2027	4,615	4,067
	Constellation Brands, Inc. 3.60% 2/15/2028	625	593
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,221
	Coty, Inc. 4.75% 1/15/2029[5]	1,680	1,598
	J. M. Smucker Co. (The) 5.90% 11/15/2028	2,662	2,743
	J. M. Smucker Co. (The) 6.20% 11/15/2033	1,734	1,822
	J. M. Smucker Co. (The) 6.50% 11/15/2043	256	270
	J. M. Smucker Co. (The) 6.50% 11/15/2053	899	967
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[5]	965	988
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	2,210	2,008
	PepsiCo, Inc. 3.625% 3/19/2050	633	482
	Philip Morris International, Inc. 3.25% 11/10/2024	2,000	1,983
	Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,074
	Philip Morris International, Inc. 4.875% 2/15/2028	6,000	5,950
	Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,514
	Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,153
	Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,252
	Philip Morris International, Inc. 5.25% 2/13/2034	3,109	3,051
	Post Holdings, Inc. 4.625% 4/15/2030[5]	2,886	2,654
	Post Holdings, Inc. 6.25% 2/15/2032[5]	279	280
	Prestige Brands, Inc. 3.75% 4/1/2031[5]	1,115	971
	Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,874
	Simmons Foods, Inc. 4.625% 3/1/2029[5]	560	493
	United Natural Foods, Inc. 6.75% 10/15/2028[5]	500	452
			58,189
	Total corporate bonds, notes & loans		1,588,390
Asset-backed obligations 2.30%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[5,7]	167	165
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[5,7]	2,962	2,954
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,7]	2,788	2,791
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[7]	12,228	12,012
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[7]	1,414	1,414
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[5,7]	20,244	19,232
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[5,7]	138	132
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[5,7]	11,617	10,736
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[5,7]	32,377	32,642
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,7]	5,535	5,618
	Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[5,7,8]	7,810	7,822
	Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[7]	6,633	6,611
	Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[7]	10,137	10,150

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[5,7]	USD282	$270
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[5,7]	2,756	2,766
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[7]	4,737	4,744
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[7]	1,259	1,259
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[5,7]	4,411	3,940
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[5,7]	283	264
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.556% 7/27/2030[5,7,8]	1,461	1,462
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,7]	5,140	4,873
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,7]	1,716	1,493
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[5,7]	6,034	5,531
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[5,7]	5,525	5,528
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[5,7]	5,646	5,653
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[5,7]	4,751	4,752
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[7]	10,475	10,387
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[7]	3,278	3,259
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[7]	4,553	4,551
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[5,7]	1,159	1,046
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[5,7]	4,344	3,917
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[5,7]	926	838
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[5,7]	1,286	1,144
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[7]	4,015	4,018
CPS Auto Trust, Series 2024-C, Class A, 5.88% 2/15/2028[5,7]	2,347	2,350
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[5,7]	1,958	1,983
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[7]	4,594	4,595
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[7]	3,457	3,470
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[5,7]	716	716
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[5,7]	1,279	1,279
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.57% 4/15/2028[5,7,8]	1,871	1,873
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[5,7]	273	244
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[5,7]	960	963
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[5,7]	2,073	2,053
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[5,7]	1,856	1,838
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[5,7]	3,404	3,407
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[7]	4,430	4,452
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,7]	5,699	5,399
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[5,7]	648	649
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[5,7]	9,605	9,477
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[5,7]	8,861	8,665
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[5,7]	6,693	6,751
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[5,7,8]	15,000	14,898
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[5,7]	535	487
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[5,7]	215	193
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[5,7]	1,894	1,793
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,7]	7,977	7,394
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,7]	10,020	9,290
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[5,7]	3,284	2,945
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[5,7]	4,871	4,399
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[5,7]	385	342
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[7]	1,774	1,773
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[5,7]	9,657	9,927
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[7]	2,372	2,359
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,7]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[5,7]	8,452	8,341
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[5,7]	634	625
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[5,7]	405	399
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[5,7]	8,089	7,861
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[5,7]	8,390	8,214

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,7]	USD5,565	$5,085
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,7]	685	625
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,7]	429	390
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[5,7]	4,900	4,500
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[5,7]	4,960	4,711
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[5,7]	5,141	5,251
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[7]	417	417
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[7]	4,913	4,915
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[7]	1,141	1,137
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[7]	3,557	3,546
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[7]	3,229	3,222
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[5,7]	2,594	2,606
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[5,7,8]	4,553	4,559
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,7]	3,475	3,495
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[5,7]	3,854	3,398
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[5,7]	4,760	4,161
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[5,7]	5,599	5,042
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[5,7]	7,177	6,517
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,7]	4,079	3,698
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[5,7]	6,924	6,327
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[5,7]	23,051	20,565
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[5,7,8]	1,393	1,394
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/20/2031[5,7,8]	2,114	2,119
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[5,7,8]	87	87
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.39% 10/15/2029[5,7,8]	4,624	4,628
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.99% 10/15/2029[5,7,8]	5,378	5,379
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[5,7]	5,912	5,902
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[7]	2,725	2,547
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 5.347% 9/15/2039[5,7,8]	963	963
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 6.264% 9/15/2039[5,7]	962	965
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.53% 10/15/2030[5,7,8]	3,076	3,077
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[7]	451	450
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[7]	2,755	2,756
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[7]	1,458	1,460
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[7]	8,250	8,252
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[7]	738	735
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[7]	5,474	5,496
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[7]	5,062	5,101
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[5,7]	3,601	3,598
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[5,7]	4,498	4,492
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[5,7]	974	975
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[5,7]	1,412	1,416
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[5,7]	3,573	3,580
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 6.173% 1/15/2053[5,7,8]	4,678	4,653
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[5,7]	3,070	2,749
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[5,7]	3,369	3,157
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[5,7]	3,811	3,520
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[5,7]	1,376	1,278
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[5,7]	1,108	1,027

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.618% 10/20/2031[5,7,8]	USD4,351	$4,357
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,7]	2,005	1,896
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[7]	3,169	3,192
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,7]	1,445	1,320
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[5,7]	650	591
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[5,7]	794	704
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[5,7]	2,292	2,054
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[5,7]	6,229	6,222
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[5,7]	8,337	8,028
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[5,7,8]	7,257	6,769
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[7]	5,253	5,241
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[7]	2,033	2,028
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[5,7]	1,370	1,369
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,7]	8,714	7,813
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[5,7]	1,550	1,365
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[5,7]	1,363	1,369
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[7]	8,460	8,422
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[7]	4,292	4,277
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[7,10]	7,481	7,394
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[7]	10,500	10,606
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[5,7]	8,981	8,901
Verizon Master Trust., Series 24-5, Class A, 5.832% 6/21/2032[5,7]	1,042	1,042
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,7]	519	519
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[5,7]	1,572	1,572
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[5,7]	3,504	3,508
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,7]	794	791
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[5,7]	2,794	2,802
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[7]	7,845	7,790
		619,173
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Chile (Republic of) 4.85% 1/22/2029	4,500	4,453
CPPIB Capital, Inc. 2.75% 11/2/2027[5]	6,600	6,204
European Investment Bank 0.75% 10/26/2026	6,194	5,664
OMERS Finance Trust 3.50% 4/19/2032[5]	4,315	3,941
OMERS Finance Trust 4.00% 4/19/2052[5]	4,315	3,452
Panama (Republic of) 7.50% 3/1/2031	1,970	2,064
Panama (Republic of) 2.252% 9/29/2032	4,805	3,463
Panama (Republic of) 8.00% 3/1/2038	1,495	1,578
Panama (Republic of) 4.50% 1/19/2063	1,035	664
Peru (Republic of) 1.862% 12/1/2032	2,525	1,912
Peru (Republic of) 2.78% 12/1/2060	3,775	2,124
Qatar (State of) 4.00% 3/14/2029[5]	745	722
Qatar (State of) 4.817% 3/14/2049[5]	750	702
Swedish Export Credit Corp. 3.625% 9/3/2024	5,089	5,071
United Mexican States 2.659% 5/24/2031	2,703	2,225
United Mexican States 3.50% 2/12/2034	1,790	1,459
United Mexican States 3.771% 5/24/2061	1,528	940
		46,638

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals 0.11%
California 0.02%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	USD1,200	$1,128
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	1,660	1,529
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	495	414
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,170	912
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	1,975	1,803
			5,786

Florida 0.03%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,844
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,550
			9,394

Guam 0.00%
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	240	203
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	315	258
			461

Illinois 0.02%
	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033	4,125	4,105

Minnesota 0.00%
	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	5	5

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,020	4,408

Wisconsin 0.02%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,805	5,515
	Total municipals		29,674
	Total bonds, notes & other debt instruments (cost: $6,599,237,000)		6,364,268
Investment funds 5.29%		Shares
	Capital Group Central Corporate Bond Fund[17]	172,076,034	1,423,069
	Total Investment funds (cost: $1,622,158,000)		1,423,069
Short-term securities 6.61%
Money market investments 6.55%
	Capital Group Central Cash Fund 5.37%[17,18]	17,628,972	1,762,897

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.06%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[18,19]	7,476,299	$7,476
Capital Group Central Cash Fund 5.37%[17,18,19]	70,379	7,038
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[18,19]	3,408,672	3,409
		17,923
Total short-term securities (cost: $1,780,720,000)		1,780,820
Total investment securities 103.85% (cost: $20,653,069,000)		27,963,365
Other assets less liabilities (3.85)%		(1,036,573)
Net assets 100.00%		$26,926,792
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	2,858	10/3/2024	USD583,657	$1,496
5 Year U.S. Treasury Note Futures	Long	5,850	10/3/2024	623,482	3,982
10 Year U.S. Treasury Note Futures	Long	1,102	9/30/2024	121,203	1,288
10 Year Ultra U.S. Treasury Note Futures	Short	1,991	9/30/2024	(226,041)	(1,574)
20 Year U.S. Treasury Bond Futures	Long	661	9/30/2024	78,205	907
30 Year Ultra U.S. Treasury Bond Futures	Short	1,099	9/30/2024	(137,753)	(2,316)
					$3,783
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.7325%	Annual	SOFR	Annual	5/7/2026	USD284,200	$448	$—	$448
4.7315%	Annual	SOFR	Annual	5/8/2026	USD146,300	232	—	232
4.741%	Annual	SOFR	Annual	5/10/2026	USD394,133	717	—	717
						$1,397	$—	$1,397

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[20] (000)	Value at 6/30/2024[21] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD17,902	$369	$397	$(28)
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 5.29%
Capital Group Central Corporate Bond Fund	$1,406,015	$77,372	$24,780	$(3,560)	$(31,978)	$1,423,069	$31,228
Short-term securities 6.57%
Money market investments 6.55%
Capital Group Central Cash Fund 5.37%[18]	2,395,658	1,915,770	2,548,791	(56)	316	1,762,897	58,736
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.37%[18,19]	1,991	5,047 [22]				7,038	— [23]
Total short-term securities						1,769,935
Total 11.86%				$(3,616)	$(31,662)	$3,193,004	$89,964
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[1,2]	8/22/2014	$6,949	$18,138	.07%
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	50,000	11,596.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[4,5]	9/13/2023	2,592	2,654.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[4,5]	9/13/2023-6/13/2024	29	29	.00 [6]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,10]	6/23/2023	977	978	.00 [24]
Total		$60,547	$33,395	.12%

American Funds Insurance Series	116

Asset Allocation Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $33,395,000, which represented .12% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $19,113,000, which represented .07% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,265,872,000, which represented 4.70% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,690,000, which represented .07% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $45,566,000, which represented .17% of the net assets of the fund.

[14]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 6/30/2024.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[22]	Represents net activity. Refer to Note 5 for more information on securities lending.
[23]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[24]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Agcy. = Agency
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

117	American Funds Insurance Series

American Funds Global Balanced Fund
Investment portfolio June 30, 2024unaudited

Common stocks 64.24%		Shares	Value (000)
Information technology 12.12%
	Microsoft Corp.	28,427	$12,706
	Broadcom, Inc.	7,302	11,724
	Apple, Inc.	26,030	5,483
	Samsung Electronics Co., Ltd.	66,608	3,914
	Taiwan Semiconductor Manufacturing Co., Ltd.	89,000	2,647
	Accenture PLC, Class A	8,352	2,534
	Texas Instruments, Inc.	11,952	2,325
	ServiceNow, Inc.[1]	2,161	1,700
	TDK Corp.	19,000	1,161
	GlobalWafers Co., Ltd.	40,000	662
	Intel Corp.	18,607	576
	SK hynix, Inc.	3,393	575
	Salesforce, Inc.	2,160	555
	NEC Corp.	6,400	523
	Seagate Technology Holdings PLC	3,768	389
			47,474

Health care 9.70%
	Sanofi	52,883	5,083
	Novo Nordisk AS, Class B	32,415	4,631
	Abbott Laboratories	39,946	4,151
	Gilead Sciences, Inc.	43,345	2,974
	AstraZeneca PLC	15,774	2,459
	UnitedHealth Group, Inc.	4,388	2,235
	Eli Lilly and Co.	2,262	2,048
	Vertex Pharmaceuticals, Inc.[1]	3,067	1,438
	DexCom, Inc.[1]	12,646	1,434
	Takeda Pharmaceutical Co., Ltd.	52,600	1,364
	Stryker Corp.	3,698	1,258
	Molina Healthcare, Inc.[1]	3,802	1,130
	AbbVie, Inc.	5,914	1,014
	Medtronic PLC	12,617	993
	Novartis AG	8,429	903
	Thermo Fisher Scientific, Inc.	1,632	903
	Eurofins Scientific SE, non-registered shares	18,109	900
	GE HealthCare Technologies, Inc.	10,463	815
	GSK PLC	31,883	615
	Danaher Corp.	2,261	565
	BioMarin Pharmaceutical, Inc.[1]	6,215	512
	Alnylam Pharmaceuticals, Inc.[1]	1,800	437
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	3,600	144
			38,006

Industrials 8.13%
	RTX Corp.	59,935	6,017
	Carrier Global Corp.	66,144	4,172
	General Dynamics Corp.	8,803	2,554
	Safran SA	11,352	2,388
	BAE Systems PLC	127,728	2,133
	General Electric Co.	10,592	1,684
	Siemens AG	8,055	1,498
	Daikin Industries, Ltd.	9,600	1,326
	Honeywell International, Inc.	6,018	1,285
	CSX Corp.	35,172	1,176
	Thales SA	7,136	1,147
	Airbus SE, non-registered shares	5,999	827
	Melrose Industries PLC	114,430	799
	Volvo AB, Class B	30,779	790
	Boeing Co.[1]	3,659	666
	Deutsche Post AG	14,691	594
	Rolls-Royce Holdings PLC[1]	93,431	540
	United Rentals, Inc.	795	514

American Funds Insurance Series	118

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	L3Harris Technologies, Inc.	2,038	$458
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	27,204	426
	Waste Management, Inc.	1,974	421
	Caterpillar, Inc.	1,194	398
	Recruit Holdings Co., Ltd.	500	27
	GE Vernova, Inc.[1]	— [2]	— [2]
			31,840

Financials 7.71%
	ING Groep NV	267,263	4,579
	B3 SA - Brasil, Bolsa, Balcao	1,815,653	3,326
	Banco Bilbao Vizcaya Argentaria, SA	321,700	3,209
	Münchener Rückversicherungs-Gesellschaft AG	4,943	2,472
	HDFC Bank, Ltd. (ADR)	28,810	1,853
	HDFC Bank, Ltd.	24,510	495
	AIA Group, Ltd.	344,800	2,338
	BlackRock, Inc.	2,696	2,123
	Chubb, Ltd.	7,322	1,868
	Zurich Insurance Group AG	2,885	1,535
	JPMorgan Chase & Co.	4,919	995
	BNP Paribas SA	11,724	751
	Aegon, Ltd.	112,731	696
	Capital One Financial Corp.	4,869	674
	Bank Central Asia Tbk PT	1,011,700	610
	3i Group PLC	13,863	535
	FinecoBank SpA	35,668	532
	Great-West Lifeco, Inc.	17,796	519
	Kotak Mahindra Bank, Ltd.	19,234	414
	Visa, Inc., Class A	1,307	343
	Ping An Insurance (Group) Company of China, Ltd., Class H	59,000	268
	Ping An Insurance (Group) Company of China, Ltd., Class A	11,300	64
			30,199

Consumer staples 5.65%
	Philip Morris International, Inc.	38,604	3,912
	ITC, Ltd.	726,576	3,687
	Imperial Brands PLC	116,457	2,982
	Ajinomoto Co., Inc.	73,950	2,603
	British American Tobacco PLC	73,860	2,270
	Suntory Beverage & Food, Ltd.	44,300	1,573
	Seven & i Holdings Co., Ltd.	101,300	1,234
	Barry Callebaut AG (Switzerland)	755	1,230
	Nestlé SA	10,727	1,095
	Kao Corp.	21,800	886
	Pernod Ricard SA	5,072	690
			22,162

Materials 4.93%
	Freeport-McMoRan, Inc.	104,223	5,065
	Air Products and Chemicals, Inc.	13,578	3,504
	Glencore PLC	429,258	2,448
	Linde PLC	4,263	1,871
	BHP Group, Ltd. (CDI)	56,251	1,611
	Smurfit Kappa Group PLC	27,151	1,207
	Fortescue, Ltd.	68,831	983
	Rio Tinto PLC	12,568	827
	Celanese Corp.	5,091	687
	Vale SA (ADR), ordinary nominative shares	58,771	656
	Air Liquide SA	2,601	448
			19,307

119	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 4.63%
	Meta Platforms, Inc., Class A	13,614	$6,864
	Alphabet, Inc., Class A	22,016	4,010
	Alphabet, Inc., Class C	7,461	1,369
	Netflix, Inc.[1]	2,737	1,847
	Singapore Telecommunications, Ltd.	718,100	1,452
	Omnicom Group, Inc.	9,635	864
	Comcast Corp., Class A	19,062	747
	TELUS Corp.	47,553	720
	Nintendo Co., Ltd.	5,300	283
			18,156

Consumer discretionary 4.03%
	Amazon.com, Inc.[1]	15,165	2,931
	LVMH Moët Hennessy-Louis Vuitton SE	2,627	2,017
	Home Depot, Inc.	5,834	2,008
	Ferrari NV	3,604	1,472
	Ferrari NV (EUR denominated)	1,214	496
	Compagnie Financière Richemont SA, Class A	9,433	1,472
	Royal Caribbean Cruises, Ltd.[1]	7,852	1,252
	InterContinental Hotels Group PLC	11,356	1,191
	McDonald’s Corp.	3,512	895
	Hasbro, Inc.	11,777	689
	Sony Group Corp.	6,200	527
	Restaurant Brands International, Inc.	6,188	435
	adidas AG	1,646	393
			15,778

Energy 3.09%
	Canadian Natural Resources, Ltd. (CAD denominated)	173,623	6,185
	Shell PLC (GBP denominated)	49,225	1,769
	TC Energy Corp. (CAD denominated)	32,907	1,247
	Chevron Corp.	7,410	1,159
	BP PLC	169,713	1,023
	Neste OYJ	42,256	749
			12,132

Utilities 3.04%
	DTE Energy Co.	27,496	3,053
	Constellation Energy Corp.	13,593	2,722
	E.ON SE	187,940	2,463
	Duke Energy Corp.	15,430	1,547
	SembCorp Industries, Ltd.	272,700	964
	Dominion Energy, Inc.	12,884	631
	ENN Energy Holdings, Ltd.	64,100	528
	Power Grid Corporation of India, Ltd.	— [2]	— [2]
			11,908

Real estate 1.21%
	CTP NV	104,539	1,778
	Equinix, Inc. REIT	2,132	1,613
	Embassy Office Parks REIT	316,897	1,347
			4,738
	Total common stocks (cost: $192,436,000)		251,700
Preferred securities 0.08%
Consumer discretionary 0.08%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	4,238	315
	Total preferred securities (cost: $345,000)		315

American Funds Insurance Series	120

American Funds Global Balanced Fund (continued)
Convertible stocks 0.50%	Shares	Value (000)
Utilities 0.50%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[3]	47,600	$1,975
Total convertible stocks (cost: $2,123,000)		1,975
Bonds, notes & other debt instruments 30.42%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.95%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	81
Asian Development Bank 1.125% 6/10/2025	GBP100	122
Asian Development Bank 6.20% 10/6/2026	INR1,990	24
Asian Development Bank 6.72% 2/8/2028	18,000	215
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	64
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	436
Austria (Republic of) 0% 2/20/2031	EUR500	442
Austria (Republic of) 2.90% 2/20/2034	120	127
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	288
Brazil (Federative Republic of) 0% 1/1/2025	BRL2,300	391
Brazil (Federative Republic of) 10.00% 1/1/2025	900	160
Brazil (Federative Republic of) 0% 4/1/2025	6,700	1,107
Brazil (Federative Republic of) 10.00% 1/1/2029	2,230	371
Brazil (Federative Republic of) 10.00% 1/1/2031	1,529	247
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	215	37
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	1,551	262
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	215	36
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	134
Canada 3.00% 11/1/2024	CAD320	233
Canada 2.25% 6/1/2025	1,400	1,004
Canada 0.25% 3/1/2026	246	169
Canada 3.50% 3/1/2028	609	444
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	55
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY8,160	1,150
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	540
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	279
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	12,270	1,775
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	3,860	665
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,630	717
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	820	126
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	3,240	451
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	151
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,231
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
Dominican Republic 5.50% 1/27/2025	USD286	286
Estonia (Republic of) 3.25% 1/17/2034	EUR160	167
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR7,100	83
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	116
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	51
European Investment Bank 0.375% 9/15/2027	EUR110	109
European Investment Bank 0.25% 1/20/2032	860	756
European Union 0% 7/6/2026	100	101
European Union 0.25% 10/22/2026	50	50
European Union 2.875% 12/6/2027	50	53
French Republic O.A.T. 0.75% 2/25/2028	410	405
French Republic O.A.T. 0% 11/25/2030	1,320	1,167
French Republic O.A.T. 2.00% 11/25/2032	610	598
French Republic O.A.T. 3.25% 5/25/2045	160	162
Germany (Federal Republic of) 2.50% 3/13/2025	845	900
Germany (Federal Republic of) 0% 4/16/2027	950	947
Germany (Federal Republic of) 0% 2/15/2032	540	483
Germany (Federal Republic of) 1.70% 8/15/2032	674	684
Germany (Federal Republic of) 2.30% 2/15/2033	510	540
Germany (Federal Republic of) 1.00% 5/15/2038	280	243

121	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR380	$206
Germany (Federal Republic of) 0% 8/15/2052	80	41
Greece (Hellenic Republic of) 3.375% 2/15/2025	5	5
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	71
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	87
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	500
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR1,165,000	70
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	106
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	4,437,000	293
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	212
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	74
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	4,446,000	270
Inter-American Development Bank 7.00% 1/25/2029	INR47,000	561
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	188
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	192
Ireland (Republic of) 2.60% 10/18/2034	EUR100	104
Ireland (Republic of) 3.00% 10/18/2043	150	156
Israel (State of) 1.30% 4/30/2032	ILS2,540	520
Israel (State of) 4.50% 1/17/2033	USD200	180
Israel (State of) 4.00% 3/30/2035	ILS940	230
Italy (Republic of) 1.35% 4/1/2030	EUR550	521
Italy (Republic of) 4.40% 5/1/2033	1,200	1,333
Italy (Republic of) 4.35% 11/1/2033	740	816
Italy (Republic of) 4.20% 3/1/2034	1,675	1,823
Italy (Republic of) 4.50% 10/1/2053	390	414
Japan, Series 19, 0.10% 9/10/2024[4]	JPY32,760	205
Japan, Series 150, 0.005% 12/20/2026	84,950	523
Japan, Series 346, 0.10% 3/20/2027	134,150	828
Japan, Series 352, 0.10% 9/20/2028	61,950	379
Japan, Series 363, 0.10% 6/20/2031	7,500	45
Japan, Series 373, 0.60% 12/20/2033	55,750	334
Japan, Series 152, 1.20% 3/20/2035	205,250	1,281
Japan, Series 176, 0.50% 3/20/2041	109,950	569
Japan, Series 179, 0.50% 12/20/2041	50,500	257
Japan, Series 42, 1.70% 3/20/2044	50,150	305
Japan, Series 37, 0.60% 6/20/2050	26,950	118
Japan, Series 74, 1.00% 3/20/2052	84,000	400
Japan, Series 76, 1.40% 9/20/2052	47,500	250
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	113
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	117
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	259
New South Wales Treasury Corp. 4.25% 2/20/2036	670	409
Norway (Kingdom of) 1.75% 9/6/2029	NOK2,850	244
Norway (Kingdom of) 3.625% 4/13/2034	4,630	435
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	99
Panama (Republic of) 7.50% 3/1/2031	USD200	210
Panama (Republic of) 6.40% 2/14/2035	200	190
Panama (Republic of) 7.875% 3/1/2057	570	595
Philippines (Republic of) 0.25% 4/28/2025	EUR100	104
Philippines (Republic of) 1.648% 6/10/2031	USD200	159
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	89
Portuguese Republic 0.475% 10/18/2030	EUR230	213
Portuguese Republic 3.50% 6/18/2038	230	247
Romania 2.125% 3/7/2028	130	129
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	142
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	246
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,831,500	1,428
Spain (Kingdom of) 0% 1/31/2027	EUR335	332
Spain (Kingdom of) 0.80% 7/30/2027	490	491
Spain (Kingdom of) 0.50% 10/31/2031	165	146
Spain (Kingdom of) 3.15% 4/30/2033	317	336

American Funds Insurance Series	122

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Spain (Kingdom of) 3.55% 10/31/2033	EUR370	$403
	Spain (Kingdom of) 3.25% 4/30/2034	120	127
	Spain (Kingdom of) 3.45% 10/31/2034	240	258
	Turkey (Republic of) 12.60% 10/1/2025	TRY13,340	308
	Ukraine 6.876% 5/21/2031[5,6]	USD250	72
	Ukraine 6.876% 5/21/2031[5]	200	57
	United Kingdom 2.75% 9/7/2024	GBP50	63
	United Kingdom 1.25% 7/22/2027	410	476
	United Kingdom 0.375% 10/22/2030	490	496
	United Kingdom 1.00% 1/31/2032	920	932
	United Kingdom 4.25% 6/7/2032	785	1,006
	United Kingdom 3.25% 1/22/2044	174	182
	United Kingdom 1.25% 7/31/2051	413	252
	United Kingdom 4.375% 7/31/2054	235	283
	United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	541
	United Mexican States, Series M, 7.75% 11/23/2034	13,804	650
	United Mexican States, Series M, 8.00% 11/7/2047	5,120	229
	United Mexican States, Series M, 8.00% 7/31/2053	28,580	1,262
	United Mexican States, Series S, 4.00% 10/29/2054[4]	4,128	189
			50,730
Mortgage-backed obligations 6.90%
Federal agency mortgage-backed obligations 6.03%
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	USD290	287
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	527	528
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[7]	1,072	1,103
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[7]	100	99
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	190	192
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	118	119
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	461	447
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	1,609	1,556
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[7]	28	27
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	45	45
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[7]	110	111
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	90	91
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	47	47
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[7]	580	541
	Government National Mortgage Assn. 6.50% 7/1/2054[7,8]	1,175	1,192
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[7,8]	50	39
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[7,8]	1,095	1,032
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[7,8]	3,223	3,115
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[7,8]	4,083	4,028
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[7,8]	3,426	3,436
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[7,8]	580	590
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[7,8]	7	7
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[7,8]	2,837	2,844
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[7,8]	2,073	2,109
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[7,8]	46	47
			23,632

Collateralized mortgage-backed obligations (privately originated) 0.48%
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[6,7,9]	179	184
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[6,7,9]	100	102
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[6,7,9]	73	73
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[6,7,9]	55	56
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[6,7,9]	112	112

123	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.985% 5/25/2044[6,7,9]	USD121	$122
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[6,7,10]	329	330
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[6,7,9]	97	89
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[6,7,10]	118	118
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[6,7,10]	227	228
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[6,7,10]	301	303
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[6,7,10]	151	152
			1,869

Other mortgage-backed securities 0.24%
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[7]	DKK450	58
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[7]	1,169	148
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[7]	5,392	616
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[7]	465	48
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[7]	560	62
	Realkredit Danmark AS 1.00% 10/1/2053[7]	185	20
			952

Commercial mortgage-backed securities 0.15%
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[6,7,9]	USD150	148
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[6,7,9]	110	109
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[6,7,9]	100	102
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[6,7,9]	135	135
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[6,7,9]	100	100
			594
	Total mortgage-backed obligations		27,047
Corporate bonds, notes & loans 5.83%
Financials 1.52%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[10]	EUR330	306
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,10]	USD200	204
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[10]	EUR100	111
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[10]	USD500	479
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]	161	161
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[10]	285	294
	BPCE SA 4.50% 1/13/2033	EUR100	111
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,10]	USD200	203
	Chubb INA Holdings, LLC 3.35% 5/3/2026	10	10
	Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[10]	110	104
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[10]	29	28
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]	140	140
	Corebridge Financial, Inc. 3.90% 4/5/2032	59	53
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[10]	160	148
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[10]	EUR200	188

American Funds Insurance Series	124

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD CME Term SOFR + 1.635% on 10/31/2037)[10]	USD78	$66
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[10]	200	197
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[10]	360	381
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[10]	290	314
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[10]	EUR100	117
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[10]	USD160	154
	KfW 1.125% 7/4/2025	GBP95	116
	Mastercard, Inc. 2.00% 11/18/2031	USD102	84
	Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[10]	200	187
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[10]	126	118
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[10]	72	63
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[10]	EUR175	163
	New York Life Insurance Co. 3.75% 5/15/2050[6]	USD23	17
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[10]	65	71
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[10]	25	25
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	278
	Royal Bank of Canada 1.20% 4/27/2026	175	163
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[6,10]	450	449
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	400	368
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[10]	100	86
			5,974

Energy 0.85%
	Ecopetrol SA 4.125% 1/16/2025	127	125
	Ecopetrol SA 8.625% 1/19/2029	555	584
	Ecopetrol SA 6.875% 4/29/2030	160	154
	Halliburton Co. 3.80% 11/15/2025	2	2
	Kinder Morgan, Inc. 4.30% 6/1/2025	165	163
	ONEOK, Inc. 5.80% 11/1/2030	7	7
	ONEOK, Inc. 6.05% 9/1/2033	53	55
	Petrobras Global Finance BV 5.299% 1/27/2025	113	112
	Petroleos Mexicanos 7.19% 9/12/2024	MXN6,179	334
	Petroleos Mexicanos 4.25% 1/15/2025	USD296	292
	Petroleos Mexicanos 6.875% 10/16/2025	63	63
	Petroleos Mexicanos 6.875% 8/4/2026	211	207
	Petroleos Mexicanos 6.49% 1/23/2027	1,068	1,026
	Raizen Fuels Finance SA 6.45% 3/5/2034[6]	200	203
			3,327

Utilities 0.74%
	American Electric Power Co., Inc. 1.00% 11/1/2025	100	94
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	35	33
	CMS Energy Corp. 3.00% 5/15/2026	180	172
	Consumers Energy Co. 3.60% 8/15/2032	250	225
	Duke Energy Progress, LLC 3.70% 9/1/2028	75	72
	Enel Américas SA 4.00% 10/25/2026	35	34
	Enel Finance International NV 1.875% 7/12/2028[6]	200	176
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	167
	Entergy Louisiana, LLC 4.75% 9/15/2052	100	87
	Exelon Corp. 3.40% 4/15/2026	150	145
	FirstEnergy Corp. 1.60% 1/15/2026	100	94
	Interstate Power and Light Co. 2.30% 6/1/2030	50	43
	NextEra Energy Operating Partners, LP 7.25% 1/15/2029[6]	550	564

125	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	USD85	$84
	Pacific Gas and Electric Co. 3.15% 1/1/2026	100	96
	Pacific Gas and Electric Co. 2.95% 3/1/2026	25	24
	Pacific Gas and Electric Co. 2.10% 8/1/2027	100	90
	Pacific Gas and Electric Co. 4.65% 8/1/2028	114	110
	Pacific Gas and Electric Co. 4.55% 7/1/2030	31	29
	Pacific Gas and Electric Co. 6.15% 1/15/2033	78	79
	Pacific Gas and Electric Co. 3.50% 8/1/2050	137	90
	Southern California Edison Co. 0.975% 8/1/2024	100	100
	Xcel Energy, Inc. 3.35% 12/1/2026	316	302
			2,910

Communication services 0.66%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN9,100	484
	América Móvil, SAB de CV 9.50% 1/27/2031	12,420	635
	AT&T, Inc. 2.75% 6/1/2031	USD165	141
	AT&T, Inc. 2.55% 12/1/2033	64	51
	AT&T, Inc. 4.30% 11/18/2034	EUR100	111
	Comcast Corp. 0% 9/14/2026	100	99
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
	Orange 9.00% 3/1/2031[10]	65	78
	Tencent Holdings, Ltd. 3.925% 1/19/2038	200	168
	T-Mobile USA, Inc. 2.05% 2/15/2028	200	180
	T-Mobile USA, Inc. 3.70% 5/8/2032	EUR100	107
	T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	113
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	130
	Verizon Communications, Inc. 0.75% 3/22/2032	100	87
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD168	137
			2,577

Health care 0.53%
	AbbVie, Inc. 5.05% 3/15/2034	25	25
	AbbVie, Inc. 5.35% 3/15/2044	25	25
	AbbVie, Inc. 5.40% 3/15/2054	25	25
	AbbVie, Inc. 5.50% 3/15/2064	25	25
	Amgen, Inc. 1.90% 2/21/2025	40	39
	Amgen, Inc. 2.20% 2/21/2027	30	28
	Amgen, Inc. 4.20% 3/1/2033	280	259
	Amgen, Inc. 5.65% 3/2/2053	151	149
	AstraZeneca Finance, LLC 2.25% 5/28/2031	69	58
	Becton, Dickinson and Co. 3.734% 12/15/2024	10	10
	Becton, Dickinson and Co. 3.70% 6/6/2027	43	41
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	300
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	215	215
	EMD Finance, LLC 3.25% 3/19/2025[6]	250	246
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	192
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
	Stryker Corp. 0.75% 3/1/2029	EUR210	199
	Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	100	104
	UnitedHealth Group, Inc. 4.00% 5/15/2029	USD135	130
			2,090

Consumer discretionary 0.42%
	Amazon.com, Inc. 2.80% 8/22/2024	45	45
	BMW US Capital, LLC 3.90% 4/9/2025[6]	70	69
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	150	144
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]	150	149
	Hyundai Capital America 1.50% 6/15/2026[6]	250	232
	Hyundai Capital America 2.375% 10/15/2027[6]	109	99
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	185	183

American Funds Insurance Series	126

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	USD70	$74
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]	59	63
	Sands China, Ltd. 5.40% 8/8/2028	400	392
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	200	165
	Toyota Motor Credit Corp. 3.375% 4/1/2030	33	30
			1,645

Industrials 0.28%
	Boeing Co. 6.528% 5/1/2034[6]	270	277
	Canadian Pacific Railway Co. 3.10% 12/2/2051	164	109
	Carrier Global Corp. 2.242% 2/15/2025	6	6
	Carrier Global Corp. 2.493% 2/15/2027	7	6
	CSX Corp. 3.80% 4/15/2050	6	4
	CSX Corp. 2.50% 5/15/2051	75	44
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[6]	86	85
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	200	191
	RTX Corp. 4.125% 11/16/2028	170	164
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	198
			1,084

Materials 0.26%
	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	613
	Celanese US Holdings, LLC 6.379% 7/15/2032	50	51
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[6]	250	262
	Vale Overseas, Ltd. 3.75% 7/8/2030	94	85
			1,011

Consumer staples 0.25%
	Altria Group, Inc. 2.20% 6/15/2027	EUR270	278
	BAT Capital Corp. 3.215% 9/6/2026	USD62	59
	BAT Capital Corp. 4.70% 4/2/2027	67	66
	BAT Capital Corp. 3.557% 8/15/2027	105	100
	BAT Capital Corp. 3.462% 9/6/2029	75	68
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[10]	EUR300	304
	Philip Morris International, Inc. 5.75% 11/17/2032	USD110	112
			987

Information technology 0.21%
	Broadcom, Inc. 4.00% 4/15/2029[6]	21	20
	Broadcom, Inc. 4.15% 11/15/2030	70	66
	Broadcom, Inc. 3.419% 4/15/2033[6]	53	46
	Broadcom, Inc. 3.137% 11/15/2035[6]	15	12
	Lenovo Group, Ltd. 5.875% 4/24/2025	269	269
	Oracle Corp. 2.65% 7/15/2026	216	205
	SK hynix, Inc. 1.50% 1/19/2026	200	188
			806

Real estate 0.11%
	American Tower Corp. 0.875% 5/21/2029	EUR130	121
	Equinix, Inc. 2.15% 7/15/2030	USD176	147
	Essex Portfolio, LP 3.50% 4/1/2025	120	118
	Essex Portfolio, LP 3.375% 4/15/2026	40	39
			425
	Total corporate bonds, notes & loans		22,836

127	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.34%
U.S. Treasury 3.90%
	U.S. Treasury 2.125% 11/30/2024	USD1,230	$1,214
	U.S. Treasury 1.75% 3/15/2025	98	96
	U.S. Treasury 3.00% 7/15/2025	941	921
	U.S. Treasury 3.125% 8/15/2025	18	18
	U.S. Treasury 0.375% 11/30/2025	50	47
	U.S. Treasury 3.75% 4/15/2026	76	75
	U.S. Treasury 2.75% 4/30/2027	432	412
	U.S. Treasury 2.75% 7/31/2027	46	44
	U.S. Treasury 4.00% 6/30/2028	4,443	4,376
	U.S. Treasury 4.375% 8/31/2028	115	115
	U.S. Treasury 4.625% 9/30/2028	1,858	1,874
	U.S. Treasury 4.375% 11/30/2028	119	119
	U.S. Treasury 4.125% 3/31/2029	815	807
	U.S. Treasury 1.375% 11/15/2031	772	627
	U.S. Treasury 2.875% 5/15/2032	284	256
	U.S. Treasury 4.375% 5/15/2034	1,080	1,080
	U.S. Treasury 1.875% 2/15/2041[11]	605	414
	U.S. Treasury 2.25% 5/15/2041[11]	1,115	807
	U.S. Treasury 2.875% 11/15/2046	400	300
	U.S. Treasury 1.25% 5/15/2050[11]	630	312
	U.S. Treasury 1.375% 8/15/2050	400	205
	U.S. Treasury 2.375% 5/15/2051[11]	510	336
	U.S. Treasury 2.00% 8/15/2051[11]	560	336
	U.S. Treasury 4.00% 11/15/2052	270	246
	U.S. Treasury 3.625% 2/15/2053	299	254
			15,291

U.S. Treasury inflation-protected securities 0.44%
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[4]	526	521
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]	342	324
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]	672	681
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[4]	261	199
			1,725
	Total U.S. Treasury bonds & notes		17,016
Asset-backed obligations 0.31%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[6,7]	100	101
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[6,7]	47	47
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[6,7]	92	93
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[6,7]	15	15
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[6,7]	125	124
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,7]	148	150
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[6,7]	113	113
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[6,7]	100	100
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[6,7]	208	210
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[6,7]	100	101
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[6,7]	26	25
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[6,7,9]	86	88
	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.903% 8/15/2025[7,9]	2	2
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,7]	31	30
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,7]	19	19
			1,218

American Funds Insurance Series	128

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes 0.05%
Export-Import Bank of Thailand 5.354% 5/16/2029		USD200	$201
Municipals 0.04%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		100	76

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	59
Total municipals			135
Total bonds, notes & other debt instruments (cost: $125,986,000)			119,183
Investment funds 0.99%		Shares
Capital Group Central Corporate Bond Fund[12]		466,539	3,858
Total Investment funds (cost: $3,685,000)			3,858
Short-term securities 8.67%
Money market investments 8.20%
Capital Group Central Cash Fund 5.37%[12,13]		321,365	32,137
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.43%
Egypt (Arab Republic of) 10/1/2024	22.855%	EGP2,850	56
Egypt (Arab Republic of) 11/12/2024	22.326	4,200	80
Egypt (Arab Republic of) 11/19/2024	22.238	6,500	123
Egypt (Arab Republic of) 3/11/2025	21.301	7,550	134
Egypt (Arab Republic of) 3/18/2025	21.138	34,700	612
Japan Treasury 7/22/2024	0.005	JPY110,650	688
			1,693
		Shares
Money market investments purchased with collateral from securities on loan 0.04%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[13,14]		109,997	110
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[13,14]		22,048	22
			132
Total short-term securities (cost: $34,001,000)			33,962
Total investment securities 104.90% (cost: $358,576,000)			410,993
Other assets less liabilities (4.90)%			(19,196)
Net assets 100.00%			$391,797

129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year Euro-Schatz Futures	Long	8	9/10/2024	USD906	$4
2 Year U.S. Treasury Note Futures	Long	57	10/3/2024	11,640	7
5 Year Euro-Bobl Futures	Long	75	9/10/2024	9,353	68
5 Year U.S. Treasury Note Futures	Long	58	10/3/2024	6,181	35
10 Year French Government Bond Futures	Short	5	9/10/2024	(659)	10
10 Year Italy Government Bond Futures	Short	18	9/10/2024	(2,222)	27
10 Year Australian Treasury Bond Futures	Short	1	9/16/2024	(76)	— [2]
10 Year Japanese Government Bond Futures	Short	5	9/20/2024	(4,440)	11
10 Year Canadian Government Bond Futures	Long	18	9/27/2024	1,580	13
10 Year UK Gilt Futures	Long	25	9/30/2024	3,083	(27)
10 Year U.S. Treasury Note Futures	Long	21	9/30/2024	2,310	23
10 Year Ultra U.S. Treasury Note Futures	Short	11	9/30/2024	(1,249)	9
20 Year U.S. Treasury Bond Futures	Long	13	9/30/2024	1,538	18
30 Year Ultra U.S. Treasury Bond Futures	Long	4	9/30/2024	501	5
					$203
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	1,096	PLN	4,490	Citibank	7/3/2024	$(19)
PLN	4,490	USD	1,144	Bank of America	7/3/2024	(28)
AUD	1,390	USD	925	Bank of America	7/9/2024	3
USD	107	JPY	16,710	Citibank	7/9/2024	3
USD	99	CNH	720	Bank of America	7/9/2024	— [2]
CNH	1,460	USD	200	Standard Chartered Bank	7/9/2024	— [2]
THB	12,750	USD	349	Citibank	7/9/2024	(2)
CHF	270	USD	304	Bank of America	7/9/2024	(3)
CNH	5,190	USD	717	UBS AG	7/9/2024	(6)
JPY	184,360	USD	1,197	Morgan Stanley	7/9/2024	(49)
USD	850	EUR	790	Morgan Stanley	7/10/2024	4
CAD	1,610	USD	1,175	Morgan Stanley	7/10/2024	2
CAD	90	USD	66	HSBC Bank	7/10/2024	— [2]
EUR	60	USD	64	HSBC Bank	7/10/2024	— [2]
USD	190	GBP	150	BNP Paribas	7/10/2024	— [2]
PLN	540	USD	136	BNP Paribas	7/10/2024	(2)
EUR	180	USD	196	Bank of America	7/10/2024	(3)
EUR	201	CAD	300	UBS AG	7/10/2024	(4)
GBP	530	USD	677	Morgan Stanley	7/10/2024	(7)
EUR	1,520	USD	1,655	JPMorgan Chase	7/10/2024	(27)
USD	90	JPY	14,288	HSBC Bank	7/11/2024	1
USD	247	AUD	370	Morgan Stanley	7/11/2024	— [2]
USD	247	AUD	370	HSBC Bank	7/11/2024	— [2]
NZD	280	USD	173	Bank of America	7/11/2024	(3)
SEK	3,570	USD	341	Bank of America	7/11/2024	(4)
JPY	284,629	USD	1,834	UBS AG	7/11/2024	(61)
USD	1,377	MXN	24,383	Morgan Stanley	7/12/2024	47
USD	303	MXN	5,466	Goldman Sachs	7/12/2024	5
MYR	800	USD	171	Standard Chartered Bank	7/12/2024	(1)
USD	133	BRL	700	Morgan Stanley	7/15/2024	8

American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	49	KRW	66,900	Barclays Bank PLC	7/15/2024	$1
USD	345	KRW	474,750	Citibank	7/15/2024	1
USD	811	ILS	3,000	BNP Paribas	7/17/2024	16
HUF	17,610	USD	48	JPMorgan Chase	7/17/2024	— [2]
USD	134	MXN	2,470	BNP Paribas	7/17/2024	(1)
USD	535	MXN	10,001	Morgan Stanley	7/17/2024	(10)
SGD	160	USD	118	HSBC Bank	7/18/2024	— [2]
JPY	35,000	USD	220	Bank of America	7/18/2024	(2)
JPY	227,460	USD	1,454	Morgan Stanley	7/18/2024	(35)
AUD	360	USD	239	Standard Chartered Bank	7/22/2024	2
EUR	1,040	USD	1,113	Standard Chartered Bank	7/22/2024	2
EUR	1,130	USD	1,211	UBS AG	7/22/2024	1
USD	170	AUD	255	HSBC Bank	7/22/2024	— [2]
USD	740	EUR	690	Morgan Stanley	7/22/2024	— [2]
EUR	1,320	USD	1,426	BNP Paribas	7/22/2024	(11)
USD	730	CNH	5,310	Goldman Sachs	7/24/2024	1
CAD	300	USD	219	JPMorgan Chase	7/24/2024	— [2]
USD	35	ZAR	630	Bank of New York Mellon	7/24/2024	— [2]
CZK	2,000	USD	86	BNP Paribas	7/24/2024	(1)
ILS	200	USD	54	BNP Paribas	7/24/2024	(1)
USD	682	NOK	7,213	Morgan Stanley	7/25/2024	6
EUR	375	USD	401	Morgan Stanley	7/25/2024	1
EUR	396	DKK	2,950	HSBC Bank	7/25/2024	— [2]
DKK	800	USD	115	HSBC Bank	7/25/2024	— [2]
EUR	210	USD	226	JPMorgan Chase	7/25/2024	— [2]
USD	1,897	BRL	10,361	JPMorgan Chase	7/30/2024	50
USD	90	BRL	500	Goldman Sachs	7/30/2024	1
COP	276,050	USD	66	Morgan Stanley	7/30/2024	— [2]
IDR	2,000,000	USD	122	Standard Chartered Bank	7/30/2024	— [2]
USD	169	IDR	2,768,834	Standard Chartered Bank	7/30/2024	— [2]
USD	293	INR	24,479	JPMorgan Chase	7/30/2024	— [2]
USD	572	INR	47,780	UBS AG	7/30/2024	(1)
CLP	333,610	USD	357	Morgan Stanley	7/30/2024	(3)
USD	205	MXN	3,833	Morgan Stanley	9/18/2024	(2)
USD	268	BRL	1,390	Citibank	4/1/2025	28
						$(103)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(13)	$—	$(13)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN3,200	(11)	—	(11)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	— [2]	—	— [2]
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP1,715	68	—	68
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP850	33	—	33
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	(5)	—	(5)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	104	—	104

131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP460	$(21)	$—	$(21)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP930	(44)	—	(44)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP375	— [2]	—	— [2]
						$111	$—	$111
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	$(157)	$—	$(157)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 6/30/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD11,764	$242	$261	$(19)

American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 0.99%
Capital Group Central Corporate Bond Fund	$8,341	$2,535	$6,757	$45	$(306)	$3,858	$173
Short-term securities 8.20%
Money market investments 8.20%
Capital Group Central Cash Fund 5.37%[13]	12,974	69,325	50,163	— [2]	1	32,137	843
Total 9.19%				$45	$(305)	$35,995	$1,016

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]
All or a portion of this security was on loan. The total value of all such securities was $143,000, which represented .04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Scheduled interest and/or principal payment was not received.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,001,000, which represented
2.04% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $907,000, which represented .23% of the net assets of the fund.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels

INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
USD = U.S. dollars
ZAR = South African rand
Refer to the notes to financial statements.

133	American Funds Insurance Series

The Bond Fund of America
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 97.11%		Principal amount (000)	Value (000)
Mortgage-backed obligations 41.39%
Federal agency mortgage-backed obligations 36.85%
	Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD8	$8
	Fannie Mae Pool #256133 4.50% 1/1/2026[1]	4	4
	Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]	46	44
	Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]	33	31
	Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]	17	17
	Fannie Mae Pool #913966 6.00% 2/1/2037[1]	32	33
	Fannie Mae Pool #945680 6.00% 9/1/2037[1]	357	365
	Fannie Mae Pool #924866 5.765% 10/1/2037[1,2]	134	133
	Fannie Mae Pool #988588 5.50% 8/1/2038[1]	170	171
	Fannie Mae Pool #889982 5.50% 11/1/2038[1]	742	745
	Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	174	172
	Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	760	744
	Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	711	702
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	117,066	98,517
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	734	725
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	403	399
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	343	340
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	249	246
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	1,385	1,159
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	2,320	1,941
	Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]	40	37
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,785	1,619
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	765	693
	Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	760	710
	Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]	128	120
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	4,848	4,529
	Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]	302	277
	Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]	789	737
	Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]	36	34
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	4,156	3,755
	Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]	2,200	2,061
	Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]	78	73
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	2,325	2,235
	Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,211	1,096
	Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]	14	13
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,894	5,139
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	4,530	4,105
	Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	19,903	18,650
	Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]	18,207	16,489
	Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]	11	10
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	463	420
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,240	1,079
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	812	710
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	2,386	2,161
	Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]	19,812	18,382
	Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]	13,461	12,072
	Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]	3,668	3,290
	Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]	5,819	5,219
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	27,415	24,681
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	5,417	4,516
	Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]	16,098	14,029
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	5,890	5,146
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	1,835	1,580
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	1,064	922
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	1,756	1,384
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	2,915	2,435
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	986	823
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	351	302
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	276	230
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	1,637	1,408

American Funds Insurance Series	134

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	USD6,621	$5,529
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]	16,703	14,616
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,117	882
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	1,113	958
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	7,012	5,552
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]	5,495	4,339
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	23,230	19,138
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	69	60
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	420	335
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	5,593	4,653
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	30	24
	Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]	4,329	3,558
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	2,653	2,184
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	3,348	2,876
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	403	346
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	18	14
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	550	439
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	308	265
	Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]	217	187
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	82	65
	Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	9,390	7,765
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	477	397
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	1,476	1,275
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	1,145	946
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	3,426	2,946
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	4,718	3,705
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	140	111
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	1,024	882
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	866	679
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]	24	22
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	1,970	1,546
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	1,069	919
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	16,051	12,604
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,653	2,080
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	876	688
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	35,999	31,220
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,675	1,315
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,333	1,047
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,152	904
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	908	712
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,772	1,388
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	794	622
	Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]	299	275
	Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]	3,118	3,018
	Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]	1,405	1,364
	Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]	2,902	2,821
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	612	593
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	276	261
	Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	60	57
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	54,473	51,450
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	2,564	2,428
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	3,177	3,144
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,837	2,808
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	234	239
	Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]	943	890
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	135	130
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	5,478	5,407
	Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	44	44
	Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]	277	254
	Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	33,346	32,337
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	4,907	4,493

135	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	USD651	$630
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	8,425	8,319
	Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	414	379
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	159	154
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	4,277	4,231
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	468	463
	Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]	1,014	1,020
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	4,633	4,242
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	708	669
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	95	92
	Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	987	976
	Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]	20,911	21,041
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	4,983	4,562
	Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	32	29
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]	11,602	11,222
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	3,075	2,977
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,630	6,544
	Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	894	884
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	8,335	8,375
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	11,645	11,495
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	7,530	7,450
	Fannie Mae Pool #BY3612 5.50% 6/1/2053[1]	315	311
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	4,450	4,482
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,730	2,748
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	2,013	2,029
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	6,445	5,057
	Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]	663	642
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	95	92
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	3,759	3,710
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	9,288	9,493
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	26,058	25,714
	Fannie Mae Pool #FS6666 5.50% 8/1/2053[1]	13,799	13,645
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]	15,171	14,970
	Fannie Mae Pool #CB7108 5.50% 9/1/2053[1]	6,875	6,796
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	9,176	9,207
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	19,306	19,698
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	8,015	7,338
	Fannie Mae Pool #CB7331 5.50% 10/1/2053[1]	35,544	35,113
	Fannie Mae Pool #CB7332 5.50% 10/1/2053[1]	12,570	12,426
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	478	472
	Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	10,082	10,124
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	3,657	3,348
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1,3]	137,570	133,027
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	55,185	54,456
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	1,873	1,470
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	9,675	9,547
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	2,063	2,037
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	1,643	1,675
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	1,964	1,938
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	782	772
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,993	8,058
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	6,093	6,113
	Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]	25	23
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	23,700	23,383
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	21,060	20,798
	Fannie Mae Pool #FS7507 6.00% 3/1/2054[1]	5,680	5,725
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	3,998	4,018
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	38	35
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	12,704	12,535
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,331	5,276
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	6,267	6,326

American Funds Insurance Series	136

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	USD670	$662
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]	3,896	3,566
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	2,027	2,006
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	20,582	20,773
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	1,377	1,387
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	7,844	7,869
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	10,427	9,166
	Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	7,840	6,931
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]	16,878	14,274
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	19,641	16,341
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	1,134	1,071
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]	— [4]	— [4]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	5	5
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	15	16
	Fannie Mae, Series 2002-W1, Class 2A, 4.596% 2/25/2042[1,2]	17	17
	Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]	71	68
	Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,422	1,372
	Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	44	44
	Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	33	31
	Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	42	42
	Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	31	31
	Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	59	60
	Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	219	221
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	1,984	1,677
	Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	143	139
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	5,946	5,025
	Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	148	144
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	10,297	8,703
	Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	343	344
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	2,327	1,947
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	2,288	1,913
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	4,913	4,107
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	17,548	15,506
	Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]	97	84
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	877	817
	Freddie Mac Pool #G08789 4.00% 11/1/2047[1]	539	505
	Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,499	3,936
	Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	11,566	10,479
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	849	788
	Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	273	247
	Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]	1,009	943
	Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]	688	618
	Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	1,721	1,543
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	9,440	8,482
	Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	25,882	22,609
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	5,179	4,325
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	370	319
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	1,892	1,628
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	6,520	5,445
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	459	366
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	105	82
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	76,105	59,814
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	1,346	1,069
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	1,202	1,033
	Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	2,538	2,108
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	6,348	5,498
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	834	655
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	11,011	9,121
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	1,149	988
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	6,983	6,000
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	1,959	1,693

137	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	USD2,516	$1,975
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	1,489	1,237
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	1,322	1,134
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	865	678
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	20	17
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	2,822	2,314
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	4,296	3,712
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	881	690
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	681	608
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,486	1,950
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	1,932	1,515
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	997	782
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	893	700
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	179	140
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,345	1,055
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	15,182	13,452
	Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]	265	273
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	6,974	5,942
	Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]	2,085	2,022
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	613	528
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	76	72
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	4,312	3,671
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	348	329
	Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]	291	274
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	86	81
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	51	48
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	33	31
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	6,552	6,483
	Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	18,080	16,983
	Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	6,190	5,810
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	19,372	18,281
	Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]	3,630	3,516
	Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]	3,558	3,456
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,243	2,218
	Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	62	63
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	45	46
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	1,104	940
	Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]	1,061	973
	Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	683	626
	Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]	12,410	11,721
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	209	203
	Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	3,547	3,571
	Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	16,101	15,192
	Freddie Mac Pool #SD2462 5.50% 2/1/2053[1]	45,430	44,966
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	25,666	25,387
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	4,839	4,788
	Freddie Mac Pool #QF8083 6.00% 2/1/2053[1]	15,419	15,537
	Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	2,747	2,516
	Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	1,808	1,655
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	81	74
	Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	207	196
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	4,920	4,762
	Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]	660	638
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	588	569
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	12,506	12,349
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	4,437	4,388
	Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	197	181
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	35	33
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	9,002	8,887
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	4,625	4,568
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,662	2,632

American Funds Insurance Series	138

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	USD17,803	$17,947
	Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]	590	540
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	38,761	37,480
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	21,484	21,200
	Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	7,151	7,209
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	3,298	3,316
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	822	844
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	720	736
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	663	682
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	638	658
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	459	474
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	336	345
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	247	253
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	180	186
	Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	5,319	4,871
	Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]	550	504
	Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	67	61
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	274	265
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	47,489	46,871
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	7,915	7,827
	Freddie Mac Pool #QG7411 5.50% 7/1/2053[1]	593	586
	Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	9,108	9,176
	Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	3,258	3,280
	Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]	489	448
	Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]	403	369
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	8,063	7,800
	Freddie Mac Pool #QG9084 5.50% 8/1/2053[1]	2,538	2,510
	Freddie Mac Pool #QG9008 5.50% 8/1/2053[1]	2,211	2,188
	Freddie Mac Pool #QG9628 5.50% 8/1/2053[1]	2,179	2,153
	Freddie Mac Pool #QG9141 5.50% 8/1/2053[1]	1,660	1,642
	Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	11,804	11,894
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	8,399	8,288
	Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]	27,055	27,213
	Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]	22,225	22,371
	Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]	16,546	16,644
	Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]	15,255	15,335
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	4,613	4,658
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	243,270	248,213
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	5,588	5,116
	Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	858	830
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	19,268	19,013
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	28,542	28,638
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	4,797	4,886
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	6,170	5,966
	Freddie Mac Pool #SD4571 5.50% 11/1/2053[1]	19,403	19,182
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	4,022	3,969
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	7,136	7,160
	Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	6,766	6,815
	Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	6,068	6,109
	Freddie Mac Pool #SD5500 2.00% 1/1/2054[1]	1,991	1,562
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	2,631	2,408
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	5,263	5,193
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	12,815	12,858
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	18,425	18,510
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	5,342	5,365
	Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	4,321	4,350
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	3,985	3,998
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	5,925	6,058
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	7,691	7,588
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	26,381	26,028
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,770	2,742

139	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	USD2,095	$2,068
	Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	9,850	9,903
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	9,105	9,165
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	4,262	4,289
	Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	2,468	2,486
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[1]	39,926	39,516
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	4,951	4,907
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	7,410	7,575
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	1,413	1,293
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	2,876	2,845
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	1,030	1,020
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	27,740	27,946
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	7,240	7,263
	Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]	44	45
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	108	111
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]	3,461	3,372
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	101	85
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	90	76
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	6,679	6,292
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,595	1,482
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	8,842	8,327
	Government National Mortgage Assn. 3.00% 7/1/2054[1,5]	411	358
	Government National Mortgage Assn. 3.50% 7/1/2054[1,5]	9,355	8,400
	Government National Mortgage Assn. 4.00% 7/1/2054[1,5]	4,000	3,697
	Government National Mortgage Assn. 5.00% 7/1/2054[1,5]	135	131
	Government National Mortgage Assn. 5.50% 7/1/2054[1,5]	55,605	55,174
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	10,369	9,689
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	28	28
	Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]	4,284	4,129
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	9,594	8,690
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	2,100	1,703
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	3,647	2,957
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	8,575	7,154
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	3,140	2,603
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	3,113	2,587
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	4,805	3,991
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	4,431	3,727
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,655	3,042
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	5,402	4,715
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	23,629	21,224
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	8,376	7,743
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	3,690	3,412
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	3,722	3,545
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	12,935	12,304
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	3,434	3,346
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	8,264	7,861
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	13,509	12,848
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	1,502	1,119
	Uniform Mortgage-Backed Security 2.00% 7/1/2039[1,5]	5,845	5,137
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,5]	7,545	6,814
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,5]	13,940	10,905
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[1,5]	209,674	171,236
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,5]	15,739	13,931
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[1,5]	50,073	45,823
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,5]	37,011	34,896
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,5]	7,260	7,017
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,5]	107,576	106,109
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,5]	187,140	187,689

American Funds Insurance Series	140

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,5]	USD319,675	$325,394
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,5]	11,885	12,225
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,5]	43,389	36,949
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[1,5]	51,000	45,151
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,5]	13,000	12,260
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,5]	245,428	246,032
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,5]	28,774	29,271
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,5]	78,970	81,176
			4,103,585

Collateralized mortgage-backed obligations (privately originated) 2.28%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,6]	2,174	1,872
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,6]	97	90
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,6,7]	4,897	4,565
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,6]	727	662
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,6]	379	364
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,6]	4,319	3,857
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,6]	315	309
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,6]	5,846	5,421
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,6]	169	153
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,6]	1,292	1,110
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.085% 5/25/2042[1,2,6]	236	242
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[1,2,6]	571	589
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[1,2,6]	2,975	3,059
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[1,2,6]	1,978	2,003
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[1,2,6]	1,087	1,098
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.385% 1/25/2044[1,2,6]	5,196	5,203
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[1,2,6]	507	515
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.435% 2/25/2044[1,2,6]	572	572
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 2/25/2044[1,2,6]	1,053	1,065
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[1,2,6]	4,830	4,835
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,6]	1,420	1,344
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,6]	1,897	2,078
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,6]	2,459	2,668
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,6]	1,835	1,462
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,6]	2,015	1,603
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[1,2,6]	1,037	1,053
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2042[1,2,6]	50	51
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.285% 6/25/2042[1,2,6]	191	196
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[1,2,6]	375	380
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[1,2,6]	1,519	1,619

141	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 6.685% 2/25/2044[1,2,6]	USD5,172	$5,194
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.535% 5/25/2044[1,2,6]	17,714	17,754
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[1,2,6]	1,975	1,994
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[1,2,6]	756	869
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,6,7]	6,435	6,446
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,6]	2,041	1,800
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,6,7]	2,256	2,138
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,6]	4,947	4,546
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,6,7]	2,823	2,759
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,6,7]	709	696
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,6,7]	2,185	2,129
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[1,2,6]	16,160	16,158
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,6]	2,419	2,139
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[1,2,6]	2,947	2,860
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,6,7]	9,097	9,099
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.601% 4/25/2053[1,2,6]	2,265	2,176
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,6,7]	4,496	4,492
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,6,7]	9,882	9,931
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,6,7]	9,090	9,109
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,6,7]	23,364	23,488
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,6]	1,456	1,230
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,6]	1,112	1,048
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,6]	11,545	10,632
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,6]	2,277	2,087
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,6]	1,044	942
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,6]	7,109	6,406
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,6]	770	756
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,6]	8,680	7,700
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,8]	1,680	1,642
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,6]	5,027	4,669
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,6]	8,586	8,387
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,6]	1,817	1,792
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,6,7]	22,413	22,533
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,6,7]	8,382	8,419
			254,058

American Funds Insurance Series	142

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 2.26%
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,6]	USD389	$369
	ARES Commercial Mortgage Trust., Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 7.012% 7/15/2041[1,2,6]	1,251	1,251
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	770	725
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	100	93
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[1,2]	684	726
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,2]	500	528
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	205	194
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	126	119
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]	2,444	2,346
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	1,018	895
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	295	252
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	2,541	2,389
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]	781	750
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	3,361	3,454
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[1,2,6]	8,575	8,577
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[1,2,6]	3,822	3,828
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[1,2,6]	8,476	8,507
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[1,2,6]	2,212	2,217
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[1,2,6]	14,727	14,554
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.393% 9/15/2036[1,2,6]	570	562
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[1,2,6]	5,292	5,230
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[1,2,6]	995	982
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/2036[1,2,6]	996	980
	BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.191% 11/15/2036[1,2,6]	11,575	11,446
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[1,2,6]	4,318	4,310
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[1,2,6]	3,304	3,269
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/2038[1,2,6]	382	378
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[1,2,6]	259	255
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/2038[1,2,6]	654	646
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[1,2,6]	9,412	9,308
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.693% 11/15/2038[1,2,6]	320	316
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/2038[1,2,6]	94	93
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.293% 11/15/2038[1,2,6]	142	141
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[1,2,6]	8,600	8,505
	BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.499% 10/15/2039[1,2,6]	3,151	3,157
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,2,6]	19,044	19,089
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	610	585

143	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	USD1,137	$1,124
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,2,6]	8,924	9,065
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,6]	966	991
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,6]	1,121	1,147
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,2,6]	862	882
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	200	189
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,6]	26,878	26,925
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,2,6]	24,421	24,463
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[1,2,6]	2,614	2,606
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[1,2,6]	596	595
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[1,2,6]	813	812
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.693% 7/15/2038[1,2,6]	623	623
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	2,432	2,445
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,6]	449	443
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,6]	1,212	1,252
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,6]	1,897	1,551
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[1,2,6]	10,443	10,227
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	400	373
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	100	94
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,536	1,307
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[1,2,6]	1,478	1,477
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	640	604
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	240	224
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,6]	6,854	6,132
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]	2,040	1,929
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[1,2,6]	129	128
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	410	401
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	245	235
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	730	696
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[1,2,6]	3,848	3,835
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,6]	4,065	3,324
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.02% 7/15/2036[1,2,6]	9,351	9,234
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.369% 7/15/2036[1,2,6]	1,000	985
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[1,2,6]	8,362	8,289
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.523% 11/15/2038[1,2,6]	252	248
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.772% 11/15/2038[1,2,6]	135	133
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	2,373	2,318

American Funds Insurance Series	144

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	USD2,550	$2,444
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	1,019	911
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	205	196
			251,883
	Total mortgage-backed obligations		4,609,526
Corporate bonds, notes & loans 30.52%
Financials 9.69%
	AerCap Ireland Capital DAC 1.65% 10/29/2024	1,568	1,547
	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,812
	AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,677
	AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,601
	AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,087
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[6,7]	1,597	1,649
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[6,7]	1,995	1,983
	Ally Financial, Inc. 5.125% 9/30/2024	1,500	1,496
	Ally Financial, Inc. 8.00% 11/1/2031	6,872	7,594
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[7]	EUR2,640	3,057
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[7]	3,025	3,252
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[7]	USD604	610
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[7]	359	383
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]	4,565	4,466
	American International Group, Inc. 5.125% 3/27/2033	2,749	2,709
	Aon Corp. 5.35% 2/28/2033	1,083	1,076
	Aon North America, Inc. 5.15% 3/1/2029	3,015	3,008
	Aon North America, Inc. 5.30% 3/1/2031	1,005	1,003
	Aon North America, Inc. 5.45% 3/1/2034	2,550	2,540
	Aon North America, Inc. 5.75% 3/1/2054	1,163	1,138
	Banco Santander, SA 5.147% 8/18/2025	4,000	3,970
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[7]	1,400	1,284
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[7]	1,970	1,933
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[7]	4,295	4,010
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[7]	2,635	2,573
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[7]	4,758	4,752
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[7]	2,773	2,461
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[7]	4,291	4,382
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[7]	4,902	4,240
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[7]	257	212
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	20,927	17,128
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]	36,155	29,609
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[6,7]	4,850	4,876
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[7]	1,858	1,847
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]	2,378	2,348
	Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,377
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,864
	Block, Inc. 2.75% 6/1/2026	USD1,975	1,867
	Block, Inc. 3.50% 6/1/2031	825	712
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,7]	13,134	12,214
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,7]	3,594	3,138
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[6,7]	7,416	7,389

145	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	BPCE SA 5.15% 7/21/2024[6]	USD5,481	$5,476
	BPCE SA 1.625% 1/14/2025[6]	2,980	2,915
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[6,7]	4,729	4,476
	BPCE SA 0.895% 12/14/2026	JPY100,000	620
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,7]	USD2,150	2,152
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[6,7]	5,000	5,186
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,7]	6,195	6,141
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,7]	4,503	4,487
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[6,7]	1,285	1,283
	CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[6,7]	980	999
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,7]	1,952	1,984
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[6,7]	9,440	9,404
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[6,7]	1,900	2,008
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[6,7]	3,953	3,964
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,647
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[7]	2,430	2,409
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]	515	513
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]	4,352	4,374
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[7]	1,204	1,236
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]	3,985	4,010
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[7]	2,445	2,478
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[7]	2,180	2,268
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[7]	1,776	1,812
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[7]	4,795	4,995
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	438
	Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	1,956
	Chubb INA Holdings, LLC 5.00% 3/15/2034	2,875	2,848
	Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,741
	Citibank, NA 5.803% 9/29/2028	4,100	4,213
	Citigroup, Inc. 4.60% 3/9/2026	1,800	1,772
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[7]	10,629	10,569
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[7]	2,714	2,418
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[7]	42	35
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[7]	990	841
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[7]	3,090	2,754
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]	140	142
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[7]	11,170	11,137
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[7]	1,733	1,792
	Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,746
	Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,314
	Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,550
	Corebridge Financial, Inc. 4.35% 4/5/2042	361	298
	Corebridge Financial, Inc. 4.40% 4/5/2052	415	327
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[6,7]	4,450	4,284
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[6,7]	2,450	2,285
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[6,7]	2,990	2,747
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,7]	2,975	2,881
	Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[7]	3,673	3,642
	Deutsche Bank AG 4.10% 1/13/2026	7,305	7,148
	Deutsche Bank AG 4.10% 1/13/2026	857	842
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	27,047	25,676
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[7]	17,595	16,275
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[7]	8,853	9,140
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]	4,775	4,968

American Funds Insurance Series	146

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[7]	USD4,550	$4,007
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[7]	3,235	2,729
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[6,7]	1,200	1,113
	Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[7]	EUR1,845	1,906
	Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[7]	4,230	4,292
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[7]	3,855	4,491
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[7]	12,035	13,596
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[7]	100	108
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	USD205	210
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[7]	8,660	8,588
	Five Corners Funding Trust III 5.791% 2/15/2033[6]	942	959
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[7]	3,030	2,828
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[7]	13,275	12,196
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]	12,997	12,005
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[7]	3,703	3,455
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[7]	5,534	5,293
	Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[7]	5,114	4,999
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[7]	7,324	6,951
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[7]	1,950	2,036
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[7]	28,930	29,450
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[7]	10,662	9,109
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[7]	9,975	10,222
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]	3,160	2,221
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[7]	14,232	12,514
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[7]	5,250	4,395
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]	4,463	3,713
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[7]	2,000	2,012
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[7]	1,680	1,699
	ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[7]	840	867
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,098
	Intesa Sanpaolo SpA 3.25% 9/23/2024[6]	770	765
	Intesa Sanpaolo SpA 5.71% 1/15/2026[6]	15,400	15,261
	Intesa Sanpaolo SpA 3.875% 7/14/2027[6]	6,250	5,921
	Intesa Sanpaolo SpA 3.875% 1/12/2028[6]	1,986	1,863
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,7]	5,100	5,333
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	705	645
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[7]	2,435	2,390
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[7]	3,272	3,229
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[7]	323	301
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[7]	1,400	1,425
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[7]	20,786	20,677
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[7]	6,538	6,159
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[7]	3,355	3,383
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[7]	11,980	11,532
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[7]	2,240	2,248
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[7]	14,663	14,553
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[7]	6,480	6,584
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[7]	5,031	4,094
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]	5,313	4,426
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[7]	553	472
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[7]	1,874	1,867
	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[7]	3,741	3,970
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[7]	2,100	2,155
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	2,415	2,255

147	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[6,7]	USD1,375	$1,385
	KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[6,7]	5,875	6,103
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[6]	4,683	4,727
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[7]	2,675	2,621
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[7]	1,625	1,635
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[7]	200	200
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[7]	2,705	2,744
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]	810	807
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[7]	3,750	3,947
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[7]	5,900	5,463
	Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	490	500
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[6,7,9]	1,405	1,508
	MetLife, Inc. 3.60% 11/13/2025	3,490	3,414
	MetLife, Inc. 5.375% 7/15/2033	1,279	1,290
	Metropolitan Life Global Funding I 5.40% 9/12/2028[6]	840	854
	Metropolitan Life Global Funding I 4.85% 1/8/2029[6]	2,050	2,034
	Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	619	612
	Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[7]	2,960	2,919
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[7]	6,200	5,739
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[7]	2,225	2,049
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[7]	1,430	1,439
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[7]	763	752
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[7]	1,367	1,266
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[7]	1,701	1,724
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[7]	2,020	2,019
	Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[7]	2,300	2,296
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[7]	13,336	12,331
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]	21,869	21,803
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[7]	4,600	4,590
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]	22,087	22,466
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	3,031	2,434
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[7]	11,313	11,260
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]	19,472	19,968
	Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,810
	MSCI, Inc. 3.25% 8/15/2033[6]	695	575
	NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[7]	3,555	3,565
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[7]	2,170	2,173
	NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[7]	1,140	1,166
	Navient Corp. 6.75% 6/25/2025	425	425
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[6]	2,090	2,077
	OneMain Finance Corp. 7.125% 3/15/2026	250	254
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[7]	EUR355	407

American Funds Insurance Series	148

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[7]	EUR1,135	$1,303
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[7]	USD4,594	4,646
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]	12,265	13,373
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]	635	639
	Royal Bank of Canada 4.90% 1/12/2028	360	357
	Royal Bank of Canada 4.95% 2/1/2029	1,360	1,354
	Royal Bank of Canada 5.00% 2/1/2033	3,591	3,541
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[7]	5,100	5,197
	Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[7]	4,100	4,133
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[6,7]	546	542
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[7]	1,640	1,521
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[7]	6,337	6,265
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,442
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,020
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,068
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	383
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[6]	1,400	1,428
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[7,10]	1,530	8
	Swedbank AB 6.136% 9/12/2026[6]	2,100	2,136
	Synchrony Financial 2.875% 10/28/2031	3,385	2,716
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	1,855	1,879
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[7]	1,370	1,380
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[7]	2,605	2,556
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[7]	2,396	2,545
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[7]	1,741	1,737
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]	1,586	1,599
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]	2,440	2,430
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[7]	2,115	2,070
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[7]	7,300	7,321
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[7]	3,119	2,958
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[7]	1,712	1,737
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[7]	3,030	3,043
	UBS AG 7.50% 2/15/2028	2,445	2,617
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,7]	850	844
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,7]	7,609	7,355
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[6,7]	11,200	10,451
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[6,7]	6,623	6,078
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[6,7]	17,490	17,459
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[6,7]	14,459	14,525
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,7]	9,636	8,999
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,7]	1,392	1,119
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[6,7]	7,869	6,715
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[6,7]	4,038	3,301
	UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[6,7]	9,662	10,144
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[6,7]	5,000	6,030
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[6,7]	1,250	1,249
	UniCredit SpA 4.625% 4/12/2027[6]	1,395	1,361
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	435
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[7]	3,524	3,472

149	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	USD6,615	$6,311
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]	5,650	5,700
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	1,003	924
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]	13,490	13,307
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[7]	2,545	2,569
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[7]	10,406	10,291
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[7]	188	188
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]	4,062	4,332
	Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[7]	3,133	3,123
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]	5,719	4,891
	Willis North America, Inc. 4.65% 6/15/2027	930	914
	Willis North America, Inc. 5.90% 3/5/2054	270	262
			1,079,704

Health care 4.79%
	AbbVie, Inc. 5.05% 3/15/2034	18,501	18,454
	AbbVie, Inc. 5.35% 3/15/2044	800	791
	AbbVie, Inc. 5.40% 3/15/2054	15,770	15,605
	AbbVie, Inc. 5.50% 3/15/2064	550	543
	Amgen, Inc. 5.507% 3/2/2026	725	725
	Amgen, Inc. 5.15% 3/2/2028	5,326	5,326
	Amgen, Inc. 4.05% 8/18/2029	7,429	7,108
	Amgen, Inc. 2.45% 2/21/2030	5,131	4,476
	Amgen, Inc. 5.25% 3/2/2030	2,854	2,876
	Amgen, Inc. 4.20% 3/1/2033	8,502	7,881
	Amgen, Inc. 5.25% 3/2/2033	20,793	20,743
	Amgen, Inc. 4.875% 3/1/2053	3,360	2,961
	Amgen, Inc. 4.40% 2/22/2062	196	156
	AstraZeneca Finance, LLC 4.90% 2/26/2031	5,760	5,747
	AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	6,889
	Bausch Health Companies, Inc. 4.875% 6/1/2028[6]	830	622
	Baxter International, Inc. 2.539% 2/1/2032	3,906	3,205
	Becton, Dickinson and Co. 4.874% 2/8/2029	5,000	4,963
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,620
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,006
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	18,021	17,991
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	421
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,238
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,611
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,870
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,668
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	5,205	5,089
	Centene Corp. 4.25% 12/15/2027	14,860	14,200
	Centene Corp. 2.45% 7/15/2028	12,410	11,028
	Centene Corp. 4.625% 12/15/2029	14,945	14,146
	Centene Corp. 3.375% 2/15/2030	15,718	13,963
	Centene Corp. 2.50% 3/1/2031	9,750	8,009
	Centene Corp. 2.625% 8/1/2031	4,400	3,618
	Cigna Group (The) 5.125% 5/15/2031	2,095	2,081
	Cigna Group (The) 5.25% 2/15/2034	3,745	3,695
	CVS Health Corp. 5.125% 2/21/2030	1,720	1,702
	CVS Health Corp. 5.25% 1/30/2031	960	950
	CVS Health Corp. 5.55% 6/1/2031	3,707	3,711
	CVS Health Corp. 5.25% 2/21/2033	2,122	2,073
	CVS Health Corp. 5.70% 6/1/2034	7,706	7,688
	CVS Health Corp. 5.625% 2/21/2053	40	37
	CVS Health Corp. 5.875% 6/1/2053	4,897	4,696
	CVS Health Corp. 6.05% 6/1/2054	1,995	1,958
	CVS Health Corp. 6.00% 6/1/2063	1,344	1,288
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,508

American Funds Insurance Series	150

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Elevance Health, Inc. 4.10% 5/15/2032	USD6,161	$5,719
	Elevance Health, Inc. 4.75% 2/15/2033	887	857
	Elevance Health, Inc. 4.55% 5/15/2052	271	227
	Elevance Health, Inc. 5.125% 2/15/2053	784	722
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	4,895	4,961
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	207	213
	GE HealthCare Technologies, Inc. 6.377% 11/22/2052	215	234
	Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,366
	Gilead Sciences, Inc. 5.55% 10/15/2053	4,978	4,974
	HCA, Inc. 5.20% 6/1/2028	4,165	4,150
	HCA, Inc. 2.375% 7/15/2031	2,233	1,834
	HCA, Inc. 3.625% 3/15/2032	2,400	2,115
	HCA, Inc. 4.625% 3/15/2052	226	183
	Humana, Inc. 5.375% 4/15/2031	2,078	2,068
	Humana, Inc. 5.75% 4/15/2054	954	920
	Johnson & Johnson 4.80% 6/1/2029	3,970	4,002
	Johnson & Johnson 4.90% 6/1/2031	4,175	4,217
	Johnson & Johnson 4.95% 6/1/2034	6,880	6,963
	Johnson & Johnson 5.25% 6/1/2054	3,390	3,407
	Laboratory Corp. of America Holdings 1.55% 6/1/2026	773	719
	Laboratory Corp. of America Holdings 4.70% 2/1/2045	3,975	3,490
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,485	1,428
	Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,839
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,351
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,742
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,426
	Roche Holdings, Inc. 1.93% 12/13/2028[6]	7,545	6,662
	Roche Holdings, Inc. 2.076% 12/13/2031[6]	9,309	7,603
	Roche Holdings, Inc. 2.607% 12/13/2051[6]	645	394
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	13,390	12,844
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,153
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	68,853	64,674
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,483
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	32,644
	UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,331
	UnitedHealth Group, Inc. 2.00% 5/15/2030	466	396
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,557
	UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	960
	UnitedHealth Group, Inc. 4.25% 6/15/2048	960	794
	UnitedHealth Group, Inc. 3.25% 5/15/2051	572	393
	UnitedHealth Group, Inc. 4.95% 5/15/2062	69	61
			534,012

Utilities 4.13%
	AEP Texas, Inc. 3.45% 5/15/2051	1,380	909
	Alabama Power Co. 3.00% 3/15/2052	3,219	2,088
	Alfa Desarrollo SpA 4.55% 9/27/2051[6]	998	750
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	438
	Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,165
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	846
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	2,400	2,251
	Comision Federal de Electricidad 4.688% 5/15/2029[6]	3,655	3,425
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,453
	Consumers Energy Co. 4.625% 5/15/2033	3,500	3,353
	Consumers Energy Co. 3.10% 8/15/2050	939	647
	DTE Energy Co. 5.10% 3/1/2029	7,900	7,838
	DTE Energy Co. 3.00% 3/1/2032	259	224
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	316
	Duke Energy Florida, LLC 5.875% 11/15/2033	370	385
	Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	3,996

151	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Duke Energy Florida, LLC 3.00% 12/15/2051	USD293	$184
	Duke Energy Florida, LLC 5.95% 11/15/2052	575	586
	Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,577
	Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,451
	Duke Energy Progress, LLC 2.50% 8/15/2050	644	371
	Edison International 4.95% 4/15/2025	175	174
	Edison International 5.75% 6/15/2027	3,181	3,210
	Edison International 4.125% 3/15/2028	4,253	4,065
	Edison International 5.25% 11/15/2028	50	50
	Edison International 5.45% 6/15/2029	4,525	4,525
	Edison International 6.95% 11/15/2029	2,425	2,580
	Electricité de France SA 5.65% 4/22/2029[6]	1,420	1,433
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[7]	EUR2,800	2,711
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,7]	USD1,575	1,717
	Emera US Finance, LP 2.639% 6/15/2031	4,400	3,634
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[6]	1,310	1,249
	Entergy Louisiana, LLC 4.20% 9/1/2048	6,325	5,005
	Entergy Louisiana, LLC 4.75% 9/15/2052	395	341
	Eversource Energy 5.00% 1/1/2027	3,415	3,389
	Eversource Energy 5.50% 1/1/2034	2,700	2,650
	FirstEnergy Corp. 1.60% 1/15/2026	20,066	18,902
	FirstEnergy Corp. 2.65% 3/1/2030	10,149	8,829
	FirstEnergy Corp. 2.25% 9/1/2030	12,602	10,562
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	12,178	11,694
	Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,517
	Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,626
	Florida Power & Light Co. 2.45% 2/3/2032	1,844	1,537
	Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,400
	Florida Power & Light Co. 4.80% 5/15/2033	1,085	1,056
	Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,211
	Georgia Power Co. 4.65% 5/16/2028	1,050	1,034
	Georgia Power Co. 4.95% 5/17/2033	1,845	1,800
	Georgia Power Co. 5.25% 3/15/2034	3,200	3,191
	Georgia Power Co. 3.70% 1/30/2050	190	140
	Jersey Central Power & Light Co. 2.75% 3/1/2032[6]	525	434
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[6]	425	409
	Monongahela Power Co. 3.55% 5/15/2027[6]	1,700	1,621
	NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	1,440	1,341
	NiSource, Inc. 5.40% 6/30/2033	650	644
	Pacific Gas and Electric Co. 3.40% 8/15/2024	2,000	1,993
	Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	26,542
	Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,391
	Pacific Gas and Electric Co. 3.30% 3/15/2027	2,393	2,268
	Pacific Gas and Electric Co. 2.10% 8/1/2027	1,000	903
	Pacific Gas and Electric Co. 3.30% 12/1/2027	7,997	7,459
	Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,325
	Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	12,926
	Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,651
	Pacific Gas and Electric Co. 6.10% 1/15/2029	3,165	3,241
	Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	33,612
	Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	17,814
	Pacific Gas and Electric Co. 6.15% 1/15/2033	518	527
	Pacific Gas and Electric Co. 6.40% 6/15/2033	12,331	12,745
	Pacific Gas and Electric Co. 5.80% 5/15/2034	6,047	6,011
	Pacific Gas and Electric Co. 3.30% 8/1/2040	9,898	7,057
	Pacific Gas and Electric Co. 3.75% 8/15/2042	442	319
	Pacific Gas and Electric Co. 4.95% 7/1/2050	1,627	1,346
	Pacific Gas and Electric Co. 3.50% 8/1/2050	14,919	9,750

American Funds Insurance Series	152

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	PacifiCorp 5.10% 2/15/2029	USD7,150	$7,148
	PacifiCorp 5.30% 2/15/2031	1,915	1,910
	PacifiCorp 5.45% 2/15/2034	8,920	8,815
	PacifiCorp 3.30% 3/15/2051	325	210
	PacifiCorp 2.90% 6/15/2052	586	346
	PacifiCorp 5.35% 12/1/2053	1,748	1,587
	PacifiCorp 5.50% 5/15/2054	8,738	8,124
	PacifiCorp 5.80% 1/15/2055	7,735	7,496
	Public Service Company of Colorado 5.35% 5/15/2034	4,000	3,968
	Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,462
	Public Service Company of Colorado 5.75% 5/15/2054	1,975	1,952
	Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,557
	Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,203
	Puget Energy, Inc. 3.65% 5/15/2025	300	294
	Southern California Edison Co. 4.90% 6/1/2026	1,177	1,168
	Southern California Edison Co. 4.70% 6/1/2027	404	399
	Southern California Edison Co. 5.30% 3/1/2028	4,000	4,009
	Southern California Edison Co. 4.20% 3/1/2029	8,211	7,863
	Southern California Edison Co. 5.15% 6/1/2029	924	923
	Southern California Edison Co. 2.85% 8/1/2029	6,945	6,241
	Southern California Edison Co. 2.50% 6/1/2031	5,044	4,236
	Southern California Edison Co. 5.45% 6/1/2031	3,350	3,375
	Southern California Edison Co. 5.20% 6/1/2034	4,950	4,835
	Southern California Edison Co. 5.75% 4/1/2035	4,549	4,640
	Southern California Edison Co. 5.35% 7/15/2035	6,450	6,395
	Southern California Edison Co. 5.625% 2/1/2036	7,051	7,046
	Southern California Edison Co. 3.60% 2/1/2045	2,417	1,770
	Southern California Edison Co. 3.65% 2/1/2050	14,600	10,389
	Southern California Edison Co. 2.95% 2/1/2051	151	94
	Southern California Edison Co. 3.65% 6/1/2051	354	250
	Southern California Edison Co. 3.45% 2/1/2052	515	350
	Southern California Edison Co. 5.75% 4/15/2054	575	563
	Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,341
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,311
	Southwestern Public Service Co. 6.00% 6/1/2054	25	25
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,117
	WEC Energy Group, Inc. 5.60% 9/12/2026	400	402
	Wisconsin Power and Light Co. 1.95% 9/16/2031	525	420
	Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	771
	Wisconsin Public Service Corp. 2.85% 12/1/2051	375	232
	Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,526
	Xcel Energy, Inc. 1.75% 3/15/2027	4,363	3,971
	Xcel Energy, Inc. 2.60% 12/1/2029	1,725	1,506
	Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,304
	Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,169
			459,527

Consumer discretionary 3.09%
	Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	335	306
	Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,440
	Amazon.com, Inc. 3.45% 4/13/2029	600	569
	Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,736
	Amazon.com, Inc. 4.10% 4/13/2062	470	376
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	255	233
	Bath & Body Works, Inc. 6.875% 11/1/2035	740	747
	BMW US Capital, LLC 3.45% 4/1/2027[6]	1,075	1,031
	BMW US Capital, LLC 3.70% 4/1/2032[6]	1,350	1,223
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[6]	4,950	4,863
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[6]	794	788
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	3,567	3,416

153	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[6]	USD1,320	$1,314
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[6]	832	839
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	3,230	2,879
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	8,174	6,750
	Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[6]	691	693
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]	246	244
	Ford Motor Co. 3.25% 2/12/2032	620	513
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,842
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	869
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	770
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	188
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,066
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,146
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,492
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	474
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	37,530
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,745
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,870
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,092
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	788
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	939
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,719
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,524
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,296
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,068
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,967
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,048
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	727
	General Motors Co. 6.125% 10/1/2025	22,221	22,345
	General Motors Co. 5.40% 4/1/2048	5,200	4,657
	General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,238
	General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,219
	General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,044
	Grand Canyon University 4.125% 10/1/2024	4,190	4,174
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	528	554
	Home Depot, Inc. 2.95% 6/15/2029	1,966	1,802
	Home Depot, Inc. 4.75% 6/25/2029	1,849	1,839
	Home Depot, Inc. 4.85% 6/25/2031	2,559	2,540
	Home Depot, Inc. 4.95% 6/25/2034	4,749	4,701
	Home Depot, Inc. 4.50% 12/6/2048	1,915	1,660
	Home Depot, Inc. 5.30% 6/25/2054	2,234	2,183
	Hyundai Capital America 1.00% 9/17/2024[6]	605	599
	Hyundai Capital America 2.65% 2/10/2025[6]	11,383	11,171
	Hyundai Capital America 1.80% 10/15/2025[6]	13,274	12,651
	Hyundai Capital America 6.25% 11/3/2025[6]	825	832
	Hyundai Capital America 1.30% 1/8/2026[6]	6,000	5,633
	Hyundai Capital America 5.50% 3/30/2026[6]	705	705
	Hyundai Capital America 1.50% 6/15/2026[6]	7,475	6,930
	Hyundai Capital America 1.65% 9/17/2026[6]	7,275	6,702
	Hyundai Capital America 3.00% 2/10/2027[6]	9,000	8,494
	Hyundai Capital America 5.275% 6/24/2027[6]	1,650	1,643
	Hyundai Capital America 2.375% 10/15/2027[6]	7,543	6,882
	Hyundai Capital America 5.60% 3/30/2028[6]	1,385	1,395
	Hyundai Capital America 5.30% 6/24/2029[6]	1,523	1,515
	Hyundai Capital America 5.40% 6/24/2031[6]	3,365	3,338
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[6]	3,695	3,451
	Marriott International, Inc. 5.75% 5/1/2025	190	190
	Marriott International, Inc. 5.00% 10/15/2027	4,470	4,460
	Marriott International, Inc. 4.90% 4/15/2029	653	646
	McDonald’s Corp. 5.00% 5/17/2029	2,184	2,182
	McDonald’s Corp. 2.125% 3/1/2030	2,482	2,131

American Funds Insurance Series	154

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	McDonald’s Corp. 3.60% 7/1/2030	USD1,014	$939
	McDonald’s Corp. 5.20% 5/17/2034	2,786	2,798
	McDonald’s Corp. 4.45% 3/1/2047	3,535	2,968
	McDonald’s Corp. 3.625% 9/1/2049	2,938	2,131
	McDonald’s Corp. 5.15% 9/9/2052	509	470
	Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[6]	3,167	2,825
	Sands China, Ltd. 2.30% 3/8/2027	2,368	2,159
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	825	836
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	4,849	4,010
	Stellantis Finance US, Inc. 6.375% 9/12/2032[6]	2,669	2,792
	Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,558
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,589
	Toyota Motor Credit Corp. 5.55% 11/20/2030	690	709
	Travel + Leisure Co. 6.625% 7/31/2026[6]	675	680
	Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[6]	546	542
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[6]	5,190	5,445
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[6]	410	390
			344,467

Energy 2.50%
	Antero Resources Corp. 5.375% 3/1/2030[6]	280	271
	Apache Corp. 4.625% 11/15/2025	645	637
	Apache Corp. 4.25% 1/15/2030	2,465	2,302
	Apache Corp. 5.10% 9/1/2040	1,664	1,421
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,055
	BP Capital Markets America, Inc. 4.893% 9/11/2033	3,701	3,601
	BP Capital Markets America, Inc. 3.001% 3/17/2052	710	456
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	726
	Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,736
	Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,246
	Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,457
	Cenovus Energy, Inc. 5.25% 6/15/2037	289	277
	Cenovus Energy, Inc. 5.40% 6/15/2047	8,809	8,118
	Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
	Cheniere Energy Partners, LP 3.25% 1/31/2032	937	800
	Chevron Corp. 2.954% 5/16/2026	3,365	3,239
	Chevron Corp. 3.078% 5/11/2050	692	473
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	1,400	1,501
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[6]	268	274
	ConocoPhillips Co. 3.80% 3/15/2052	15	11
	ConocoPhillips Co. 5.30% 5/15/2053	6,279	5,965
	ConocoPhillips Co. 5.55% 3/15/2054	1,708	1,682
	Devon Energy Corp. 4.50% 1/15/2030	5,197	5,003
	Diamondback Energy, Inc. 5.20% 4/18/2027	1,645	1,646
	Diamondback Energy, Inc. 5.15% 1/30/2030	415	413
	Diamondback Energy, Inc. 5.40% 4/18/2034	1,195	1,184
	Diamondback Energy, Inc. 5.75% 4/18/2054	902	875
	DT Midstream, Inc. 4.125% 6/15/2029[6]	555	513
	Ecopetrol SA 4.625% 11/2/2031	270	221
	Ecopetrol SA 8.875% 1/13/2033	15,110	15,615
	Enbridge, Inc. 6.20% 11/15/2030	1,650	1,733
	Enbridge, Inc. 6.70% 11/15/2053	1,167	1,275
	Energy Transfer, LP 5.25% 7/1/2029	979	974
	Energy Transfer, LP 6.40% 12/1/2030	479	504
	Energy Transfer, LP 5.60% 9/1/2034	2,168	2,155
	Energy Transfer, LP 6.05% 9/1/2054	1,095	1,081
	Eni SpA 5.50% 5/15/2034[6]	359	356
	Eni SpA 5.95% 5/15/2054[6]	222	218
	EQT Corp. 7.25% 2/1/2030[7]	7,500	7,964
	Equinor ASA 3.625% 9/10/2028	4,928	4,708

155	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Equinor ASA 3.125% 4/6/2030	USD20,000	$18,245
	Equinor ASA 3.25% 11/18/2049	5,687	3,982
	Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,476
	Exxon Mobil Corp. 2.61% 10/15/2030	1,040	913
	Kinder Morgan, Inc. 5.00% 2/1/2029	1,752	1,733
	Kinder Morgan, Inc. 5.40% 2/1/2034	3,888	3,830
	Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	5,008
	Occidental Petroleum Corp. 6.125% 1/1/2031	759	777
	Occidental Petroleum Corp. 6.45% 9/15/2036	3,330	3,480
	Odebrecht Drilling Services, LLC 7.50% 6/15/2030[6]	6	6
	Oleoducto Central SA 4.00% 7/14/2027[6]	1,715	1,591
	Oleoducto Central SA 4.00% 7/14/2027	350	325
	ONEOK, Inc. 5.55% 11/1/2026	736	739
	ONEOK, Inc. 5.65% 11/1/2028	467	474
	ONEOK, Inc. 6.05% 9/1/2033	5,098	5,251
	Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,986
	Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,103
	Petroleos Mexicanos 6.875% 8/4/2026	9,682	9,487
	Petroleos Mexicanos 6.49% 1/23/2027	20,653	19,839
	Petroleos Mexicanos 6.50% 3/13/2027	35,154	33,519
	Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,173
	Petroleos Mexicanos 8.75% 6/2/2029	14,185	13,942
	Petroleos Mexicanos 6.84% 1/23/2030	11,164	9,835
	Petroleos Mexicanos 5.95% 1/28/2031	4,681	3,775
	Petroleos Mexicanos 6.70% 2/16/2032	15,755	13,201
	Shell International Finance BV 3.875% 11/13/2028	9,410	9,028
	Shell International Finance BV 2.75% 4/6/2030	377	336
	Southwestern Energy Co. 5.70% 1/23/2025[7]	495	495
	TotalEnergies Capital International SA 3.455% 2/19/2029	885	831
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	1,578	1,490
	Williams Companies, Inc. 4.90% 3/15/2029	2,735	2,699
	Williams Companies, Inc. 5.15% 3/15/2034	3,711	3,622
			278,890

Industrials 2.14%
	ADT Security Corp. 4.125% 8/1/2029[6]	510	471
	Air Lease Corp. 0.80% 8/18/2024	3,175	3,154
	Air Lease Corp. 2.875% 1/15/2026	10,172	9,763
	Air Lease Corp. 2.20% 1/15/2027	4,341	4,010
	Air Lease Corp. 5.20% 7/15/2031	3,650	3,568
	BAE Systems PLC 5.00% 3/26/2027[6]	1,200	1,192
	BAE Systems PLC 5.125% 3/26/2029[6]	3,482	3,467
	BAE Systems PLC 5.25% 3/26/2031[6]	2,156	2,151
	BAE Systems PLC 5.30% 3/26/2034[6]	570	565
	BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[7,9]	1,680	1,687
	Boeing Co. 4.875% 5/1/2025	21,607	21,382
	Boeing Co. 2.75% 2/1/2026	11,211	10,659
	Boeing Co. 2.196% 2/4/2026	9,781	9,197
	Boeing Co. 2.70% 2/1/2027	6,473	5,969
	Boeing Co. 5.04% 5/1/2027	13,539	13,245
	Boeing Co. 6.259% 5/1/2027[6]	4,214	4,244
	Boeing Co. 3.25% 2/1/2028	11,810	10,819
	Boeing Co. 3.25% 3/1/2028	1,925	1,756
	Boeing Co. 6.298% 5/1/2029[6]	1,507	1,529
	Boeing Co. 5.15% 5/1/2030	25,342	24,343
	Boeing Co. 3.625% 2/1/2031	751	658
	Boeing Co. 6.388% 5/1/2031[6]	5,632	5,736
	Boeing Co. 6.528% 5/1/2034[6]	1,381	1,415
	Canadian National Railway Co. 5.85% 11/1/2033	465	492

American Funds Insurance Series	156

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Canadian National Railway Co. 6.125% 11/1/2053	USD137	$152
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	984
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,520
	Carrier Global Corp. 2.722% 2/15/2030	292	258
	Carrier Global Corp. 2.70% 2/15/2031	292	251
	Carrier Global Corp. 5.90% 3/15/2034	1,345	1,404
	Carrier Global Corp. 3.377% 4/5/2040	14,710	11,389
	Carrier Global Corp. 3.577% 4/5/2050	138	100
	Carrier Global Corp. 6.20% 3/15/2054	827	886
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[6]	1,260	1,244
	CSX Corp. 4.10% 11/15/2032	1,886	1,762
	CSX Corp. 5.20% 11/15/2033	1,333	1,337
	CSX Corp. 4.50% 11/15/2052	4,470	3,825
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	978	909
	General Dynamics Corp. 3.75% 5/15/2028	479	461
	General Dynamics Corp. 3.625% 4/1/2030	387	363
	Honeywell International, Inc. 4.875% 9/1/2029	270	270
	Honeywell International, Inc. 4.95% 9/1/2031	270	270
	Honeywell International, Inc. 5.00% 3/1/2035	400	397
	Honeywell International, Inc. 5.25% 3/1/2054	400	388
	Honeywell International, Inc. 5.35% 3/1/2064	400	389
	Ingersoll-Rand, Inc. 5.197% 6/15/2027	665	667
	Ingersoll-Rand, Inc. 5.40% 8/14/2028	801	809
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	1,463	1,463
	Ingersoll-Rand, Inc. 5.314% 6/15/2031	176	177
	Ingersoll-Rand, Inc. 5.70% 8/14/2033	946	968
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,176	1,187
	Ingersoll-Rand, Inc. 5.70% 6/15/2054	400	403
	L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,123
	Lockheed Martin Corp. 4.50% 2/15/2029	1,174	1,156
	Lockheed Martin Corp. 4.80% 8/15/2034	2,393	2,338
	Lockheed Martin Corp. 5.20% 2/15/2064	600	568
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	2,690	2,572
	Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,732
	Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,392
	Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,808
	Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,012
	Republic Services, Inc. 2.375% 3/15/2033	1,635	1,308
	Republic Services, Inc. 5.00% 4/1/2034	15	15
	RTX Corp. 5.75% 11/8/2026	550	556
	RTX Corp. 3.125% 5/4/2027	4,551	4,315
	RTX Corp. 4.125% 11/16/2028	4,974	4,790
	RTX Corp. 5.75% 1/15/2029	410	421
	RTX Corp. 6.00% 3/15/2031	550	573
	RTX Corp. 2.375% 3/15/2032	451	370
	RTX Corp. 6.10% 3/15/2034	401	422
	RTX Corp. 2.82% 9/1/2051	665	405
	RTX Corp. 3.03% 3/15/2052	1,190	759
	RTX Corp. 6.40% 3/15/2054	1,006	1,098
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[6]	2,550	2,115
	Triton Container International, Ltd. 3.15% 6/15/2031[6]	2,482	2,065
	Union Pacific Corp. 2.15% 2/5/2027	2,213	2,063
	Union Pacific Corp. 2.40% 2/5/2030	4,454	3,900
	Union Pacific Corp. 2.375% 5/20/2031	2,298	1,952
	Union Pacific Corp. 2.80% 2/14/2032	5,244	4,527
	Union Pacific Corp. 3.25% 2/5/2050	7,000	4,892
	Union Pacific Corp. 2.95% 3/10/2052	1,405	905
	United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,483
	Veralto Corp. 5.50% 9/18/2026[6]	350	350
	Veralto Corp. 5.35% 9/18/2028[6]	2,450	2,461
	Veralto Corp. 5.45% 9/18/2033[6]	1,680	1,678

157	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Waste Management, Inc. 1.50% 3/15/2031	USD419	$336
	Waste Management, Inc. 4.15% 4/15/2032	688	648
	Waste Management, Inc. 4.875% 2/15/2034	2,830	2,775
			238,588

Communication services 1.60%
	AT&T, Inc. 1.70% 3/25/2026	17,807	16,722
	AT&T, Inc. 1.65% 2/1/2028	4,700	4,175
	AT&T, Inc. 4.30% 2/15/2030	15,940	15,276
	AT&T, Inc. 2.55% 12/1/2033	12,748	10,141
	AT&T, Inc. 5.40% 2/15/2034	629	629
	CCO Holdings, LLC 5.125% 5/1/2027[6]	4,800	4,613
	CCO Holdings, LLC 4.75% 2/1/2032[6]	1,265	1,037
	CCO Holdings, LLC 4.25% 1/15/2034[6]	3,875	2,945
	Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,365
	Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	4,953
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	963
	Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,184
	Charter Communications Operating, LLC 5.25% 4/1/2053	835	656
	Comcast Corp. 3.15% 2/15/2028	7,200	6,765
	Comcast Corp. 4.55% 1/15/2029	1,610	1,585
	Comcast Corp. 4.80% 5/15/2033	1,841	1,793
	Comcast Corp. 2.887% 11/1/2051	18	11
	Comcast Corp. 5.35% 5/15/2053	3,455	3,314
	Comcast Corp. 5.50% 5/15/2064	250	241
	Lumen Technologies, Inc. 4.00% 2/15/2027[6]	6,756	3,482
	Netflix, Inc. 5.875% 11/15/2028	5,970	6,153
	Netflix, Inc. 5.375% 11/15/2029[6]	7,416	7,491
	News Corp. 5.125% 2/15/2032[6]	1,300	1,234
	SBA Tower Trust 1.631% 11/15/2026[6]	6,741	6,127
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	675	610
	Sprint, LLC 7.625% 2/15/2025	1,305	1,314
	T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,221
	T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,204
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,807
	T-Mobile USA, Inc. 4.95% 3/15/2028	705	700
	T-Mobile USA, Inc. 4.80% 7/15/2028	175	173
	T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,692
	T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,208
	T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	12,766
	T-Mobile USA, Inc. 5.05% 7/15/2033	832	814
	T-Mobile USA, Inc. 5.75% 1/15/2034	730	751
	T-Mobile USA, Inc. 5.15% 4/15/2034	2,085	2,050
	T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,504
	T-Mobile USA, Inc. 6.00% 6/15/2054	920	952
	T-Mobile USA, Inc. 5.50% 1/15/2055	406	392
	Verizon Communications, Inc. 4.329% 9/21/2028	1,539	1,497
	Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,403
	Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,289
	Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,269
	Verizon Communications, Inc. 3.40% 3/22/2041	1,085	830
	Verizon Communications, Inc. 3.55% 3/22/2051	1,520	1,095
	Verizon Communications, Inc. 3.875% 3/1/2052	3,155	2,395
	Vodafone Group PLC 4.25% 9/17/2050	3,050	2,382
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	3,009
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,069
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	98

American Funds Insurance Series	158

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD719	$585
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,408	4,213
	ZipRecruiter, Inc. 5.00% 1/15/2030[6]	490	426
			178,573

Consumer staples 1.29%
	7-Eleven, Inc. 1.80% 2/10/2031[6]	2,923	2,342
	7-Eleven, Inc. 2.80% 2/10/2051[6]	5,000	2,983
	Altria Group, Inc. 4.40% 2/14/2026	4,585	4,513
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	6,635	6,600
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,754
	BAT Capital Corp. 3.557% 8/15/2027	9,271	8,809
	BAT Capital Corp. 2.259% 3/25/2028	2,353	2,109
	BAT Capital Corp. 6.343% 8/2/2030	2,210	2,305
	BAT Capital Corp. 4.742% 3/16/2032	2,675	2,539
	BAT Capital Corp. 6.421% 8/2/2033	4,665	4,880
	BAT Capital Corp. 7.079% 8/2/2043	1,323	1,395
	BAT Capital Corp. 4.758% 9/6/2049	15,972	12,590
	BAT Capital Corp. 5.65% 3/16/2052	120	107
	BAT International Finance PLC 3.95% 6/15/2025[6]	16,879	16,606
	BAT International Finance PLC 1.668% 3/25/2026	4,070	3,815
	BAT International Finance PLC 4.448% 3/16/2028	2,925	2,833
	Campbell Soup Co. 5.20% 3/21/2029	726	727
	Campbell Soup Co. 5.40% 3/21/2034	534	531
	Conagra Brands, Inc. 5.30% 11/1/2038	436	411
	Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,163
	Constellation Brands, Inc. 4.35% 5/9/2027	890	868
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,221
	Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,902
	Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,712
	H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,378
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,714
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	569
	J. M. Smucker Co. (The) 6.20% 11/15/2033	701	737
	J. M. Smucker Co. (The) 6.50% 11/15/2053	310	333
	JBS USA Holding Lux SARL 2.50% 1/15/2027	3,000	2,793
	JBS USA Holding Lux SARL 3.00% 2/2/2029	2,092	1,868
	PepsiCo, Inc. 1.95% 10/21/2031	4,763	3,914
	Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,489
	Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,824
	Philip Morris International, Inc. 5.125% 2/15/2030	982	979
	Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,628
	Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,633
	Philip Morris International, Inc. 4.875% 11/15/2043	4,407	3,890
	Reynolds American, Inc. 4.45% 6/12/2025	14,570	14,403
	Walmart, Inc. 4.10% 4/15/2033	1,479	1,410
	Walmart, Inc. 4.50% 4/15/2053	1,277	1,131
			143,408

Real estate 0.82%
	American Tower Corp. 3.65% 3/15/2027	1,375	1,317
	Boston Properties, LP 2.90% 3/15/2030	955	811
	Boston Properties, LP 3.25% 1/30/2031	463	392
	Boston Properties, LP 2.55% 4/1/2032	1,674	1,306
	Boston Properties, LP 2.45% 10/1/2033	1,335	990
	Boston Properties, LP 6.50% 1/15/2034	10,849	11,042
	COPT Defense Properties, LP 2.00% 1/15/2029	1,139	966
	COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,280
	COPT Defense Properties, LP 2.90% 12/1/2033	564	444
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[6]	395	333

159	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Crown Castle, Inc. 5.00% 1/11/2028	USD4,874	$4,817
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,410	3,406
	Equinix, Inc. 2.90% 11/18/2026	2,762	2,610
	Equinix, Inc. 3.20% 11/18/2029	887	799
	Equinix, Inc. 3.90% 4/15/2032	1,155	1,051
	FibraSOMA 4.375% 7/22/2031[6]	1,475	1,181
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	1,755	1,670
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	2,755	2,467
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	3,135	2,702
	Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	767	680
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,333	1,059
	Iron Mountain, Inc. 5.25% 3/15/2028[6]	3,020	2,925
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	675	642
	Kilroy Realty, LP 6.25% 1/15/2036	1,994	1,894
	Prologis, LP 4.875% 6/15/2028	1,040	1,035
	Prologis, LP 4.75% 6/15/2033	1,409	1,359
	Prologis, LP 5.125% 1/15/2034	6,175	6,105
	Prologis, LP 5.00% 3/15/2034	360	352
	Prologis, LP 5.25% 6/15/2053	117	110
	Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,457
	Scentre Group Trust 1 3.50% 2/12/2025[6]	4,015	3,960
	Service Properties Trust 3.95% 1/15/2028	1,710	1,434
	Service Properties Trust 8.625% 11/15/2031[6]	3,040	3,171
	VICI Properties, LP 4.375% 5/15/2025	670	662
	VICI Properties, LP 4.75% 2/15/2028	6,844	6,690
	VICI Properties, LP 4.95% 2/15/2030	5,515	5,325
	VICI Properties, LP 5.125% 5/15/2032	11,766	11,218
	VICI Properties, LP 5.625% 5/15/2052	388	350
			91,012

Information technology 0.33%
	Analog Devices, Inc. 2.10% 10/1/2031	270	224
	Analog Devices, Inc. 5.05% 4/1/2034	717	714
	Analog Devices, Inc. 2.80% 10/1/2041	521	367
	Broadcom Corp. 3.875% 1/15/2027	5,966	5,774
	Broadcom, Inc. 4.00% 4/15/2029[6]	609	580
	Broadcom, Inc. 4.15% 4/15/2032[6]	630	582
	Broadcom, Inc. 3.469% 4/15/2034[6]	11,652	9,937
	Broadcom, Inc. 3.137% 11/15/2035[6]	847	679
	Broadcom, Inc. 4.926% 5/15/2037[6]	2,879	2,709
	Cisco Systems, Inc. 4.85% 2/26/2029	1,819	1,819
	Cisco Systems, Inc. 4.95% 2/26/2031	991	991
	Cisco Systems, Inc. 5.05% 2/26/2034	843	843
	Cisco Systems, Inc. 5.30% 2/26/2054	784	768
	Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,316
	Oracle Corp. 1.65% 3/25/2026	4,867	4,564
	ServiceNow, Inc. 1.40% 9/1/2030	1,760	1,430
			36,297

Materials 0.13%
	Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,078
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	138
	Braskem Netherlands Finance BV 7.25% 2/13/2033[6]	700	660
	Celanese US Holdings, LLC 6.165% 7/15/2027	2,875	2,919
	Celanese US Holdings, LLC 6.35% 11/15/2028	495	509
	Celanese US Holdings, LLC 6.33% 7/15/2029	297	306
	Celanese US Holdings, LLC 6.55% 11/15/2030	465	486
	Celanese US Holdings, LLC 6.379% 7/15/2032	800	823
	Celanese US Holdings, LLC 6.70% 11/15/2033	1,031	1,084
	Dow Chemical Co. (The) 5.15% 2/15/2034	659	645

American Funds Insurance Series	160

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Dow Chemical Co. (The) 5.55% 11/30/2048	USD142	$135
	Dow Chemical Co. (The) 6.90% 5/15/2053	62	69
	Dow Chemical Co. (The) 5.60% 2/15/2054	504	485
	Eastman Chemical Co. 5.625% 2/20/2034	861	856
	Methanex Corp. 5.125% 10/15/2027	510	492
	NOVA Chemicals Corp. 8.50% 11/15/2028[6]	205	218
	NOVA Chemicals Corp. 4.25% 5/15/2029[6]	425	375
	OCI NV 6.70% 3/16/2033[6]	1,150	1,136
	POSCO 5.75% 1/17/2028[6]	745	755
			14,169

Municipals 0.01%
	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[6]	730	551
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	565	417
			968
	Total corporate bonds, notes & loans		3,399,615
U.S. Treasury bonds & notes 17.41%
U.S. Treasury 16.38%
	U.S. Treasury 3.875% 3/31/2025	81,282	80,490
	U.S. Treasury 4.625% 6/30/2025	67,785	67,462
	U.S. Treasury 3.00% 7/15/2025	97,643	95,593
	U.S. Treasury 5.00% 9/30/2025	1,090	1,090
	U.S. Treasury 5.00% 10/31/2025	27,980	27,983
	U.S. Treasury 2.25% 11/15/2025	6,785	6,543
	U.S. Treasury 4.00% 12/15/2025	42,800	42,253
	U.S. Treasury 4.25% 12/31/2025	4,994	4,946
	U.S. Treasury 3.625% 5/15/2026	1,926	1,887
	U.S. Treasury 4.125% 6/15/2026	205	203
	U.S. Treasury 4.625% 6/30/2026	58,280	58,169
	U.S. Treasury 4.375% 8/15/2026	265	263
	U.S. Treasury 0.75% 8/31/2026	8,871	8,160
	U.S. Treasury 4.625% 11/15/2026	3,589	3,587
	U.S. Treasury 4.00% 1/15/2027	3,741	3,686
	U.S. Treasury 1.875% 2/28/2027	4,000	3,732
	U.S. Treasury 2.625% 5/31/2027	43,530	41,283
	U.S. Treasury 4.625% 6/15/2027	42,298	42,416
	U.S. Treasury 2.25% 11/15/2027	105,830	98,484
	U.S. Treasury 6.125% 11/15/2027	24,000	25,266
	U.S. Treasury 1.125% 2/29/2028	9,895	8,790
	U.S. Treasury 4.00% 2/29/2028	4,750	4,677
	U.S. Treasury 3.625% 3/31/2028	13	13
	U.S. Treasury 1.00% 7/31/2028	5,630	4,917
	U.S. Treasury 1.125% 8/31/2028	13,555	11,874
	U.S. Treasury 5.25% 11/15/2028	5,700	5,900
	U.S. Treasury 2.375% 5/15/2029	4,070	3,717
	U.S. Treasury 4.25% 6/30/2029	294,478	293,144
	U.S. Treasury 3.875% 12/31/2029	44,049	43,006
	U.S. Treasury 4.00% 2/28/2030	38,255	37,565
	U.S. Treasury 3.75% 5/31/2030	13,300	12,882
	U.S. Treasury 4.125% 8/31/2030	11,215	11,072
	U.S. Treasury 4.875% 10/31/2030	92,133	94,735
	U.S. Treasury 1.625% 5/15/2031	1,630	1,368
	U.S. Treasury 4.25% 6/30/2031	9,834	9,800
	U.S. Treasury 4.125% 11/15/2032	114	112
	U.S. Treasury 4.375% 5/15/2034	16,801	16,807
	U.S. Treasury 4.25% 5/15/2039[3]	109,335	106,881
	U.S. Treasury 1.375% 11/15/2040	24,540	15,493
	U.S. Treasury 1.875% 2/15/2041	24,272	16,592
	U.S. Treasury 4.75% 2/15/2041	75,066	77,108

161	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 2.00% 11/15/2041	USD57	$39
	U.S. Treasury 2.375% 2/15/2042	2,701	1,967
	U.S. Treasury 3.25% 5/15/2042	10,848	9,021
	U.S. Treasury 4.625% 5/15/2044	63,845	63,723
	U.S. Treasury 3.00% 2/15/2049[3]	114,305	86,618
	U.S. Treasury 2.875% 5/15/2049	19,228	14,209
	U.S. Treasury 2.875% 5/15/2052	990	726
	U.S. Treasury 4.00% 11/15/2052	8,553	7,795
	U.S. Treasury 4.125% 8/15/2053	6,390	5,954
	U.S. Treasury 4.25% 2/15/2054[3]	256,791	244,626
			1,824,627

U.S. Treasury inflation-protected securities 1.03%
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[11]	23,868	23,845
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	2,983	2,923
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	5,370	5,237
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	5,908	5,625
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]	50,598	48,029
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[3,11]	4,131	3,894
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	— [4]	— [4]
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[11]	191	108
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	29,407	24,657
			114,318
	Total U.S. Treasury bonds & notes		1,938,945
Asset-backed obligations 5.15%
	ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/2030[1,6]	62	62
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[1,6]	347	349
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,6]	107	105
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,6]	29	29
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,6]	1,299	1,304
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,6]	11,785	11,748
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,6]	3,485	3,476
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,6]	2,719	2,723
	Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]	505	507
	American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[1,6]	201	201
	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,6]	4,033	4,067
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,6]	2,691	2,627
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,6]	396	387
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	602	603
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]	823	811
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	1,109	1,057
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	2,613	2,442
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,6]	7,689	7,450
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,6]	2,427	2,306
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,6]	623	596
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,6]	1,279	1,241
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,6]	3,445	3,184
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,6]	531	490

American Funds Insurance Series	162

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,6]	USD193	$178
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,6]	6,724	6,779
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,6]	5,059	5,135
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,6]	4,665	4,654
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]	50	50
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,6]	269	252
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,6]	3,388	3,036
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,6]	390	348
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]	213	214
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	881	886
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,529
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]	1,400	1,420
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	330	330
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	210	203
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	206	199
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,6]	157	157
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,6]	469	472
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	105	99
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,6]	172	174
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	14,639	13,075
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,6]	5,697	4,953
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,6]	628	551
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,6]	341	319
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	18,497	17,537
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	1,917	1,667
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,6]	3,362	3,144
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,6]	364	306
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	5,994	5,495
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,6]	1,898	1,697
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,6]	14,984	14,774
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,6]	6,572	6,462
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[1]	8,429	8,381
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,6]	1,014	1,020
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,6]	1,635	1,646
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,6]	799	808
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,6]	1,842	1,663
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,6]	3,801	3,441
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,6]	349	307
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,6]	260	261
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,6]	247	243
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,6]	1,176	1,179
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,6]	566	566
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,6]	1,237	1,235
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,6]	1,481	1,476
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,6]	2,797	2,765
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	3,441	3,358
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/2026[1,6]	39	38
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,6]	449	438
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,6]	156	156
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,6]	832	810

163	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,6]	USD224	$224
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,6]	819	826
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,6]	846	866
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,6]	333	297
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,6]	897	880
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,6]	785	777
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,6]	14,087	14,052
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,6]	154	153
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]	24	24
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[1]	120	120
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	94	94
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[1]	457	456
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	212	212
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]	1,709	1,715
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	2,612	2,508
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	232	232
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[1]	5,028	5,082
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	418	420
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	271	265
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	758	769
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	462	467
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,6]	1,014	1,080
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,6]	17,063	16,163
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,6]	1,377	1,271
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,6]	1,726	1,665
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,6]	561	560
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,6]	312	312
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,6]	454	457
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,6]	307	310
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]	928	927
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]	765	765
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	597	597
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,6]	30,070	29,669
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,6]	1,619	1,583
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,6]	4,218	4,188
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,6]	5,833	5,799
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,6]	1,616	1,473
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,6]	1,221	1,085
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,6]	136	113
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,6]	2,240	2,077
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,6]	8,003	7,176
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,6]	2,227	2,011
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,6]	1,876	1,663
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,6]	310	310
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,6]	4,751	4,787
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,6]	1,175	1,174
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,6]	561	562
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,6]	507	512
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,6]	2,257	2,259
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	807	807
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]	483	485
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]	320	322
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,6]	4,815	4,825
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,6]	2,703	2,781
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,6]	3,984	4,095
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,6]	1,600	1,603

American Funds Insurance Series	164

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,6]	USD948	$958
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,8]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]	12,703	12,536
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,6]	1,171	1,155
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,6]	810	799
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,6]	330	330
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,6]	17,770	16,238
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,6]	1,264	1,153
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,6]	859	780
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,6]	1,174	1,054
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	342	341
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029[1]	188	187
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]	160	161
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]	160	161
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,6]	54	54
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,6]	584	584
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,6]	304	300
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,6]	434	433
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,6]	706	705
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	1,093	1,094
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,6]	438	438
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,6]	1,622	1,630
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,6]	861	860
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,6]	615	613
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,6]	848	854
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,6]	1,361	1,354
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,6]	3,223	3,269
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,6]	714	725
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,6]	623	628
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,6]	483	497
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,6]	123	123
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[1,2,6]	739	740
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	1,050	1,064
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,6]	1,265	1,276
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,6]	7,752	7,759
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,8,12]	1,006	1,005
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,8,12]	150	150
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,6]	3,155	3,173
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]	1,993	1,757
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,6]	1,142	994
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,6]	714	624
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,6]	3,880	3,494
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,6]	216	196
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	3,724	3,375
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,6]	8,519	7,784
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[1,2,6]	2,767	2,750
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	50,765	45,291
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[1,2,6]	217	217
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	598	604
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,6]	70	68
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[1,2,6]	51	51
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[1,6]	4,464	4,475
PFS Financing Corp., Series 2021-B, Class A, 0.77% 8/17/2026[1,6]	7,884	7,833
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,6]	1,721	1,697

165	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.483% 8/16/2027[1,2,6]	USD1,393	$1,401
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,6]	1,710	1,722
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,6]	4,558	4,550
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,6]	909	914
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,6]	2,524	2,524
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,6]	91	91
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,6]	5,088	5,150
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.71% 7/25/2051[1,2,6]	257	255
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]	34	34
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]	522	518
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	917	912
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	1,327	1,293
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	2,074	2,016
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	703	700
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	856	847
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	700	705
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,6]	6,276	6,267
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/2029[1,6]	3,047	3,055
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,6]	1,101	1,102
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,6]	624	625
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,6]	361	363
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,6]	2,368	2,122
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,6]	436	388
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,6]	794	803
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[1,2,6]	877	889
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,6]	2,128	1,905
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,6]	2,260	2,118
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,6]	360	332
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,6]	690	641
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,6]	780	722
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,6]	1,404	1,327
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,6]	2,358	2,155
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,6]	967	906
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,6]	1,803	1,641
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,6]	5,320	4,713
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,6]	297	262
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,6]	4,480	4,014
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,6]	3,719	3,375
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,6]	111	97
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,6]	8,775	7,868
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,6]	3,030	2,669
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,6]	295	258
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	1,215	1,210
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	7,957
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,6]	5,380	5,332
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[1,6]	1,038	1,033
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,6]	754	749
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,6]	59	59
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,6]	1,446	1,403
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,6]	1,799	1,801
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,6]	3,420	3,428
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,6]	3,052	3,076
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,6]	1,175	1,178
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,6]	2,219	2,226

American Funds Insurance Series	166

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,6]	USD1,236	$1,246
	World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	290	289
	World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	232	232
			574,106
Municipals 1.51%
California 0.02%
	G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,427

Illinois 1.35%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	65
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	30,108
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,941
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,339
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	110,885	108,879
			150,332

Massachusetts 0.07%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,572

Texas 0.03%
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,983

Wisconsin 0.04%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,545	4,318
	Total municipals		167,632
Bonds & notes of governments & government agencies outside the U.S. 1.03%
	Chile (Republic of) 4.00% 1/31/2052	580	449
	Colombia (Republic of) 7.50% 2/2/2034	2,530	2,539
	Dominican Republic 5.95% 1/25/2027[6]	8,100	8,044
	Dominican Republic 7.05% 2/3/2031[6]	680	700
	Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	10,445
	Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	8,605
	Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	26,763
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR43,391,000	2,639
	Indonesia (Republic of), Series 100, 6.625% 2/15/2034	11,783,000	698
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	53,026,000	3,538
	Paraguay (Republic of) 5.00% 4/15/2026	USD960	948
	Poland (Republic of) 5.75% 11/16/2032	555	576
	Poland (Republic of) 4.875% 10/4/2033	830	811
	Portuguese Republic 5.125% 10/15/2024	24,775	24,749
	Qatar (State of) 4.50% 4/23/2028[6]	5,100	5,045
	Qatar (State of) 5.103% 4/23/2048[6]	3,400	3,315
	United Mexican States 6.00% 5/7/2036	14,755	14,402
			114,266

167	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 4/24/2026	USD11,910	$11,365
Total bonds, notes & other debt instruments (cost: $11,124,821,000)		10,815,455
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares[6,13]	555	14
FORESEA Holding SA, Class B6,13	61	1
Total common stocks (cost: $8,000)		15
Short-term securities 15.35%
Money market investments 15.35%
Capital Group Central Cash Fund 5.37%[14,15]	17,102,873	1,710,287
Total short-term securities (cost: $1,710,028,000)		1,710,287
Total investment securities 112.46% (cost: $12,834,857,000)		12,525,757
Other assets less liabilities (12.46)%		(1,388,068)
Net assets 100.00%		$11,137,689
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	2,388	9/3/2024	USD942,291	$(98)
30 Day Federal Funds Futures	Long	68	11/1/2024	26,875	(201)
30 Day Federal Funds Futures	Short	68	2/3/2025	(26,956)	224
3 Month SOFR Futures	Long	802	9/18/2024	189,778	(32)
3 Month SOFR Futures	Long	385	12/18/2024	91,293	(49)
3 Month SOFR Futures	Long	179	3/19/2025	42,577	34
3 Month SOFR Futures	Short	139	6/18/2025	(33,164)	(53)
3 Month SOFR Futures	Long	1,559	9/17/2025	372,932	1,117
3 Month SOFR Futures	Long	109	3/18/2026	26,168	8
3 Month SOFR Futures	Long	380	6/17/2026	91,328	290
3 Month SOFR Futures	Short	190	6/16/2027	(45,747)	(135)
2 Year U.S. Treasury Note Futures	Long	12,370	10/3/2024	2,526,186	5,231
5 Year U.S. Treasury Note Futures	Long	14,848	10/3/2024	1,582,472	8,566
10 Year French Government Bond Futures	Long	145	9/10/2024	19,119	(278)
10 Year Euro-Bund Futures	Short	18	9/10/2024	(2,537)	(23)
10 Year Ultra U.S. Treasury Note Futures	Long	2,399	9/30/2024	272,362	2,210
10 Year U.S. Treasury Note Futures	Short	1,032	9/30/2024	(113,504)	26
20 Year U.S. Treasury Bond Futures	Short	3,306	9/30/2024	(391,141)	(4,053)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,077	9/30/2024	511,027	4,611
					$17,395

American Funds Insurance Series	168

The Bond Fund of America (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	56,655	EUR	52,030	JPMorgan Chase	7/10/2024	$902
EUR	5,400	USD	5,791	HSBC Bank	7/10/2024	(4)
EUR	12,366	USD	13,307	Morgan Stanley	7/10/2024	(57)
USD	2,593	JPY	402,470	UBS AG	7/11/2024	86
EUR	1,418	USD	1,532	BNP Paribas	7/22/2024	(11)
USD	46,933	EUR	43,691	Citibank	7/24/2024	83
USD	6,773	IDR	111,703,701	Standard Chartered Bank	7/25/2024	(53)
						$946
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.9035%	Annual	SOFR	Annual	9/14/2025	USD42,065	$(21)	$—	$(21)
4.4555%	Annual	SOFR	Annual	12/6/2025	USD95,750	(499)	—	(499)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	(182)	—	(182)
9.79%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN329,721	181	—	181
SOFR	Annual	4.017%	Annual	6/24/2029	USD14,500	27	—	27
SOFR	Annual	3.8275%	Annual	9/1/2033	USD9,600	77	—	77
SOFR	Annual	3.997%	Annual	9/14/2033	USD9,615	(48)	—	(48)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	421	—	421
SOFR	Annual	3.5685%	Annual	1/9/2034	USD19,970	570	—	570
SOFR	Annual	3.871%	Annual	3/4/2034	USD28,120	133	—	133
9.635%	28-day	28-day MXN-TIIE	28-day	6/9/2034	MXN202,507	178	—	178
SOFR	Annual	3.8575%	Annual	6/24/2034	USD7,900	44	—	44
SOFR	Annual	3.2975%	Annual	3/8/2051	USD39,095	3,059	—	3,059
SOFR	Annual	3.486%	Annual	1/17/2054	USD1,835	74	—	74
						$4,014	$—	$4,014
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD85,725	$(5,377)	$(6,135)	$758
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	16,828	(346)	(384)	38
					$(5,723)	$(6,519)	$796

169	American Funds Insurance Series

The Bond Fund of America (continued)
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 15.35%
Money market investments 15.35%
Capital Group Central Cash Fund 5.37%[14]	$2,168,331	$1,373,840	$1,832,101	$(9)	$226	$1,710,287	$52,035
Restricted securities12

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,8]	12/6/2022	$1,006	$1,005	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,8]	12/6/2022	150	150	.00 [16]
Total		$1,156	$1,155	.01%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $73,386,000, which represented .66% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,520,823,000, which represented 13.65% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,155,000, which represented .01% of the net assets of the fund.

[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 6/30/2024.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Amount less than .01%.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TIIE = Equilibrium Interbank Interest Rate
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	170

Capital World Bond Fund
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 92.67%		Principal amount (000)	Value (000)
Euros 17.59%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,598
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	680	724
	Altria Group, Inc. 3.125% 6/15/2031	800	798
	American Honda Finance Corp. 1.95% 10/18/2024	560	596
	American Tower Corp. 0.45% 1/15/2027	2,525	2,498
	American Tower Corp. 0.875% 5/21/2029	1,470	1,370
	Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,017
	AT&T, Inc. 1.60% 5/19/2028	2,350	2,347
	AT&T, Inc. 4.30% 11/18/2034	260	288
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	900	1,001
	Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	700	791
	Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,352
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	2,960
	Baxter International, Inc. 1.30% 5/15/2029	2,000	1,927
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	1,530	1,634
	Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	919
	Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	887
	BPCE SA 1.00% 4/1/2025	2,900	3,043
	BPCE SA 4.50% 1/13/2033	1,400	1,552
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	4,980	5,036
	CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	3,800	3,985
	Celanese US Holdings, LLC 4.777% 7/19/2026	235	255
	Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	1,900	2,076
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	4,000	3,770
	Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	276
	Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,095
	Egypt (Arab Republic of) 5.625% 4/16/2030	300	258
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,355
	Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]	1,200	1,376
	Equinor ASA 1.375% 5/22/2032	3,650	3,371
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	2,870	3,508
	Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	950	1,039
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	255	274
	European Investment Bank 0.25% 1/20/2032	4,900	4,307
	European Investment Bank 1.50% 6/15/2032	1,000	963
	European Investment Bank 2.875% 1/12/2033	4,500	4,771
	European Union 0.25% 10/22/2026	610	614
	European Union 2.875% 12/6/2027	560	597
	European Union 3.125% 12/4/2030	190	205
	European Union 0% 7/4/2031	705	615
	European Union 0% 7/4/2035	220	168
	European Union 0.20% 6/4/2036	1,500	1,140
	European Union 3.375% 10/4/2039	1,700	1,812
	European Union 0.70% 7/6/2051	3,000	1,716
	European Union 3.375% 10/5/2054	540	559
	Finland (Republic of) 3.00% 9/15/2033	2,370	2,531
	French Republic O.A.T. 0.75% 2/25/2028	980	968
	French Republic O.A.T. 0% 11/25/2030	19,550	17,277
	French Republic O.A.T. 0% 5/25/2032	2,120	1,781
	French Republic O.A.T. 2.00% 11/25/2032	3,170	3,107

171	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	French Republic O.A.T. 3.00% 5/25/2033	EUR1,920	$2,024
	French Republic O.A.T. 3.00% 11/25/2034	3,900	4,068
	French Republic O.A.T. 0.50% 5/25/2040	600	409
	French Republic O.A.T. 0.75% 5/25/2052	2,850	1,528
	Germany (Federal Republic of) 0% 10/9/2026	2,305	2,324
	Germany (Federal Republic of) 0% 11/15/2027	1,400	1,378
	Germany (Federal Republic of) 2.10% 4/12/2029	1,545	1,628
	Germany (Federal Republic of) 0% 2/15/2030	7,050	6,609
	Germany (Federal Republic of) 0% 8/15/2030	6,285	5,831
	Germany (Federal Republic of) 0% 8/15/2031	12,600	11,421
	Germany (Federal Republic of) 1.70% 8/15/2032	1,886	1,915
	Germany (Federal Republic of) 2.20% 2/15/2034	780	816
	Germany (Federal Republic of) 1.00% 5/15/2038	130	113
	Germany (Federal Republic of) 0% 8/15/2050	1,200	651
	Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,340
	Greece (Hellenic Republic of) 3.875% 6/15/2028	7,155	7,859
	Greece (Hellenic Republic of) 1.50% 6/18/2030	690	665
	Greece (Hellenic Republic of) 0.75% 6/18/2031	700	627
	Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	1,806
	Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,500
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,405
	Ireland (Republic of) 2.60% 10/18/2034	4,850	5,038
	Ireland (Republic of) 3.00% 10/18/2043	2,010	2,093
	Italy (Republic of) 1.85% 7/1/2025	17,700	18,650
	Italy (Republic of) 1.35% 4/1/2030	7	7
	Italy (Republic of) 4.20% 3/1/2034	11,900	12,950
	Italy (Republic of) 1.80% 3/1/2041	6,060	4,547
	KfW 0.125% 6/30/2025	590	612
	Lithuania (Republic of) 3.50% 7/3/2031	1,060	1,127
	Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,716
	Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,613
	Metropolitan Life Global Funding I 0.55% 6/16/2027[2]	2,000	1,974
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	612
	Morocco (Kingdom of) 1.50% 11/27/2031	1,920	1,668
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	1,100	1,300
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,538
	NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	185	179
	PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,705
	Philippines (Republic of) 0.25% 4/28/2025	875	907
	Portuguese Republic 0.475% 10/18/2030	1,610	1,490
	Portuguese Republic 2.875% 10/20/2034	2,560	2,657
	Portuguese Republic 3.50% 6/18/2038	3,140	3,367
	Quebec (Province of) 0.25% 5/5/2031	920	811
	Quebec (Province of) 0.50% 1/25/2032	1,155	1,016
	Romania 2.125% 3/7/2028	1,440	1,426
	Romania 3.75% 2/7/2034	530	488
	Shell International Finance BV 1.50% 4/7/2028	2,000	2,003
	Slovak Republic 3.75% 3/6/2034	640	687
	Spain (Kingdom of) 0% 1/31/2028	900	866
	Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,884
	Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,241
	Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,107
	Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,867
	Spain (Kingdom of) 3.55% 10/31/2033	6,240	6,797
	Spain (Kingdom of) 3.25% 4/30/2034	2,630	2,789
	Spain (Kingdom of) 3.45% 10/31/2034	740	795
	Spain (Kingdom of) 1.90% 10/31/2052	1,010	710

American Funds Insurance Series	172

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	EUR441	$463
	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	200
	Stryker Corp. 0.25% 12/3/2024	480	506
	Stryker Corp. 0.75% 3/1/2029	980	928
	Stryker Corp. 1.00% 12/3/2031	450	402
	TenneT Holding BV 5.25% junior subordinated perpetual bonds (5-year EUR-ICE Swap EURIBOR + 1.947% on 6/21/2029)[1]	390	416
	T-Mobile USA, Inc. 3.70% 5/8/2032	410	440
	Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,782
	Ukraine 4.375% 1/27/2032[3]	2,105	599
	Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,719
			266,716

Japanese yen 5.11%
	Indonesia (Republic of) 0.57% 5/27/2026	JPY100,000	617
	Indonesia (Republic of), Series 31, 0.99% 5/27/2027	300,000	1,863
	Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,856
	Japan, Series 19, 0.10% 9/10/2024[4]	480,589	3,005
	Japan, Series 346, 0.10% 3/20/2027	94,550	583
	Japan, Series 356, 0.10% 9/20/2029	2,220,800	13,460
	Japan, Series 116, 2.20% 3/20/2030	576,100	3,897
	Japan, Series 362, 0.10% 3/20/2031	737,200	4,398
	Japan, Series 374, 0.80% 3/20/2034	68,200	414
	Japan, Series 152, 1.20% 3/20/2035	608,450	3,799
	Japan, Series 21, 2.30% 12/20/2035	720,000	4,986
	Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,068
	Japan, Series 179, 0.50% 12/20/2041	196,950	1,003
	Japan, Series 182, 1.10% 9/20/2042	619,850	3,463
	Japan, Series 186, 1.50% 9/20/2043	1,715,050	10,123
	Japan, Series 188, 1.60% 3/20/2044	69,000	412
	Japan, Series 37, 0.60% 6/20/2050	694,500	3,045
	Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,900
	Japan, Series 74, 1.00% 3/20/2052	246,100	1,173
	Japan, Series 79, 1.20% 6/20/2053	274,400	1,363
			77,428

British pounds 4.21%
	American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,633
	Asian Development Bank 1.125% 6/10/2025	740	903
	KfW 1.125% 7/4/2025	1,165	1,418
	Lloyds Bank PLC 7.625% 4/22/2025	655	841
	Quebec (Province of) 2.25% 9/15/2026	1,870	2,239
	United Kingdom 0.125% 1/30/2026	425	504
	United Kingdom 4.25% 12/7/2027	5,910	7,502
	United Kingdom 1.625% 10/22/2028	3,690	4,231
	United Kingdom 4.75% 12/7/2030	6,920	9,111
	United Kingdom 0.25% 7/31/2031	12,845	12,494
	United Kingdom 1.00% 1/31/2032	7,120	7,215
	United Kingdom 4.25% 6/7/2032	1,310	1,678
	United Kingdom 3.25% 1/31/2033	1,090	1,292
	United Kingdom 0.625% 7/31/2035	210	181
	United Kingdom 0.875% 1/31/2046	4,917	3,067
	United Kingdom 3.75% 10/22/2053	1,870	2,023
	United Kingdom 4.375% 7/31/2054	6,285	7,577
			63,909

Chinese yuan renminbi 3.46%
	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	CNY39,260	5,618
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	36,940	5,344
	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	79,090	13,710
	China (People’s Republic of), Series INBK, 3.81% 9/14/2050	66,960	11,528
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	35,700	5,914

173	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Chinese yuan renminbi (continued)
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	CNY42,610	$6,603
	China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	792
	China Development Bank Corp., Series 1814, 4.15% 10/26/2025	20,900	2,965
			52,474

Mexican pesos 2.76%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN32,700	1,740
	América Móvil, SAB de CV 9.50% 1/27/2031	115,680	5,912
	Petroleos Mexicanos 7.19% 9/12/2024	66,160	3,575
	United Mexican States, Series M, 7.50% 6/3/2027	251,720	12,808
	United Mexican States, Series M, 7.75% 5/29/2031	1,383	67
	United Mexican States, Series M, 7.75% 11/23/2034	124,285	5,851
	United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,023
	United Mexican States, Series M, 8.00% 11/7/2047	7,830	350
	United Mexican States, Series M, 8.00% 7/31/2053	198,770	8,779
	United Mexican States, Series S, 4.00% 10/29/2054[4]	39,374	1,803
			41,908

Brazilian reais 2.56%
	Brazil (Federative Republic of) 6.00% 8/15/2024[4]	BRL14,479	2,582
	Brazil (Federative Republic of) 0% 1/1/2025	16,000	2,719
	Brazil (Federative Republic of) 10.00% 1/1/2025	1,700	303
	Brazil (Federative Republic of) 0% 4/1/2025	118,426	19,567
	Brazil (Federative Republic of) 10.00% 1/1/2029	33,688	5,609
	Brazil (Federative Republic of) 10.00% 1/1/2031	14,573	2,356
	Brazil (Federative Republic of) 6.00% 8/15/2040[4]	2,019	348
	Brazil (Federative Republic of) 6.00% 8/15/2050[4]	24,150	4,073
	Brazil (Federative Republic of) 6.00% 8/15/2060[4]	7,523	1,264
			38,821

Canadian dollars 2.08%
	Canada 3.50% 3/1/2028	CAD25,228	18,382
	Canada 3.25% 12/1/2033	15,230	10,904
	Canada 2.75% 12/1/2048	3,500	2,274
			31,560

South Korean won 1.93%
	South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,720
	South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,272
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,648
	South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,910
	South Korea (Republic of), Series 3106, 2.00% 6/10/2031	2,131,440	1,430
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	14,329
			29,309

Australian dollars 1.66%
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,038
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,081
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,814
	New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	8,104
	New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	9,078
			25,115

Indonesian rupiah 1.39%
	Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,399
	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,247
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	92,831,000	5,582
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,718
	Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	179

American Funds Insurance Series	174

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Indonesian rupiah (continued)
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR139,882,000	$8,507
	Indonesia (Republic of), Series 100, 6.625% 2/15/2034	10,687,000	634
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	1,825
			21,091

Norwegian kroner 0.65%
	Norway (Kingdom of) 1.75% 9/6/2029	NOK25,820	2,207
	Norway (Kingdom of) 2.125% 5/18/2032	6,615	557
	Norway (Kingdom of) 3.625% 4/13/2034	75,900	7,125
			9,889

Indian rupees 0.53%
	Asian Development Bank 6.20% 10/6/2026	INR15,700	186
	Asian Development Bank 6.72% 2/8/2028	144,700	1,732
	European Bank for Reconstruction and Development 5.00% 1/15/2026	57,600	674
	European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	932
	European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	400
	Inter-American Development Bank 7.00% 1/25/2029	220,000	2,627
	International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,503
			8,054

Israeli shekels 0.48%
	Israel (State of) 1.30% 4/30/2032	ILS24,480	5,014
	Israel (State of) 4.00% 3/30/2035	9,030	2,207
			7,221

New Zealand dollars 0.41%
	New Zealand 4.50% 5/15/2030	NZD10,208	6,207

Danish kroner 0.40%
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	DKK51,044	5,835
	Realkredit Danmark AS 1.00% 10/1/2053[5]	2,587	281
			6,116

Polish zloty 0.23%
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,068
	Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,362
			3,430

Turkish lira 0.23%
	Turkey (Republic of) 12.60% 10/1/2025	TRY135,945	3,141
	Turkey (Republic of) 17.80% 7/13/2033	12,175	270
			3,411

Chilean pesos 0.17%
	Chile (Republic of) 1.50% 3/1/2026[4]	CLP864,239	908
	Chile (Republic of) 5.00% 10/1/2028	955,000	979
	Chile (Republic of) 6.00% 4/1/2033	675,000	713
			2,600

Malaysian ringgits 0.14%
	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	2,166

	South African rand 0.14%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	424
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	49,100	1,650
			2,074

175	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Colombian pesos 0.07%
	Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	$1,121

Romanian leu 0.07%
	Romania 4.75% 2/24/2025	RON5,000	1,067

Ukrainian hryvnia 0.00%
	Ukraine 19.50% 1/15/2025	UAH285	6

U.S. dollars 46.40%
	3R Lux SARL 9.75% 2/5/2031[6]	USD1,800	1,890
	3R Lux SARL 9.75% 2/5/2031	1,380	1,449
	7-Eleven, Inc. 0.95% 2/10/2026[6]	520	484
	7-Eleven, Inc. 1.30% 2/10/2028[6]	2,180	1,900
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[6]	27	28
	AbbVie, Inc. 5.05% 3/15/2034	2,790	2,783
	AbbVie, Inc. 5.35% 3/15/2044	75	74
	AbbVie, Inc. 5.40% 3/15/2054	1,265	1,252
	AbbVie, Inc. 5.50% 3/15/2064	150	148
	Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	696
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[5,6]	763	767
	Advance Auto Parts, Inc. 5.95% 3/9/2028	45	45
	AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	1,962
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	660	487
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[5,6]	162	162
	AG Issuer, LLC 6.25% 3/1/2028[6]	165	162
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	88	91
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,6]	1,147	1,185
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,6]	1,560	1,550
	Albertsons Companies, Inc. 3.50% 3/15/2029[6]	140	126
	Alcoa Nederland Holding BV 4.125% 3/31/2029[6]	75	70
	Alfa Desarrollo SpA 4.55% 9/27/2051	476	358
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[6]	50	51
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	290	286
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	120	112
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[6]	70	71
	Allied Universal Holdco, LLC 9.75% 7/15/2027[6]	155	154
	Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	300	263
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]	200	207
	Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,700
	Amer Sports Co. 6.75% 2/16/2031[6]	35	35
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,6]	141	141
	American Electric Power Co., Inc. 1.00% 11/1/2025	250	235
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	1,030	1,042
	Amgen, Inc. 2.20% 2/21/2027	445	413
	Amgen, Inc. 5.25% 3/2/2030	981	989
	Amgen, Inc. 5.25% 3/2/2033	2,687	2,681
	Amgen, Inc. 5.65% 3/2/2053	1,284	1,265
	AmWINS Group, Inc. 6.375% 2/15/2029[6]	75	75
	AmWINS Group, Inc. 4.875% 6/30/2029[6]	135	126
	Angola (Republic of) 9.50% 11/12/2025	4,225	4,296
	Angola (Republic of) 8.25% 5/9/2028	1,115	1,050
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	110	68
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]	115	69
	AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.958% 9/1/2027[7,8]	95	83
	Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.208% 9/22/2028[7,8]	146	146
	Aretec Group, Inc. 7.50% 4/1/2029[6]	245	236

American Funds Insurance Series	176

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Aretec Group, Inc. 10.00% 8/15/2030[6]	USD50	$54
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	1,991	1,126
	Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[1]	3,025	1,274
	Aris Mining Corp. 6.875% 8/9/2026	600	565
	Artera Services, LLC 8.50% 2/15/2031[6]	45	46
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]	55	50
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]	160	164
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	55	54
	AssuredPartners, Inc. 5.625% 1/15/2029[6]	365	342
	AT&T, Inc. 3.50% 9/15/2053	2,070	1,406
	ATI, Inc. 7.25% 8/15/2030	60	62
	Atkore, Inc. 4.25% 6/1/2031[6]	25	22
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]	1,817	1,809
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]	996	1,011
	B&G Foods, Inc. 5.25% 4/1/2025	23	23
	B&G Foods, Inc. 5.25% 9/15/2027	210	195
	B&G Foods, Inc. 8.00% 9/15/2028[6]	25	25
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[6]	20	20
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[5,8]	219	231
	Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[1]	847	838
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	6,144
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,040	3,309
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]	1,535	1,534
	Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[1]	640	627
	BAT Capital Corp. 2.789% 9/6/2024	1,150	1,143
	BAT Capital Corp. 3.215% 9/6/2026	955	912
	BAT Capital Corp. 3.462% 9/6/2029	1,150	1,048
	Bath & Body Works, Inc. 6.625% 10/1/2030[6]	120	120
	Bath & Body Works, Inc. 6.875% 11/1/2035	75	76
	Bausch Health Americas, Inc. 9.25% 4/1/2026[6]	80	73
	Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	75	70
	Bausch Health Companies, Inc. 5.25% 2/15/2031[6]	114	53
	Baytex Energy Corp. 7.375% 3/15/2032[6]	85	86
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	2,520	2,599
	Beasley Mezzanine Holdings, LLC 8.625% 2/1/2026[6]	30	18
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	300
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	97
	Bidvest Group (UK) PLC 3.625% 9/23/2026	500	467
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]	400	379
	Block, Inc. 6.50% 5/15/2032[6]	240	244
	BMW US Capital, LLC 3.90% 4/9/2025[6]	900	889
	BMW US Capital, LLC 4.15% 4/9/2030[6]	900	863
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,6]	700	611
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,6]	1,275	1,069
	Boeing Co. 6.259% 5/1/2027[6]	45	45
	Boeing Co. 5.15% 5/1/2030	2,451	2,354
	Boeing Co. 3.625% 2/1/2031	718	629
	Boeing Co. 6.388% 5/1/2031[6]	723	736
	Boeing Co. 6.528% 5/1/2034[6]	457	468
	Boeing Co. 6.858% 5/1/2054[6]	576	592
	Bombardier, Inc. 7.125% 6/15/2026[6]	16	16
	Boost Newco Borrower, LLC 7.50% 1/15/2031[6]	25	26
	Borr IHC, Ltd. 10.00% 11/15/2028[6]	2,909	3,049
	Borr IHC, Ltd. 10.375% 11/15/2030[6]	942	987
	Boxer Parent Co., Inc. 9.125% 3/1/2026[6]	160	161

177	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Boyd Gaming Corp. 4.75% 6/15/2031[6]	USD45	$41
	Boyne USA, Inc. 4.75% 5/15/2029[6]	107	100
	BPCE SA 5.15% 7/21/2024[6]	1,800	1,798
	Braskem Idesa SAPI 7.45% 11/15/2029	4,620	3,765
	Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,486
	Braskem Netherlands Finance BV 8.50% 1/12/2031	4,939	5,049
	Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	525	537
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,922
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,171
	British Columbia (Province of) 4.20% 7/6/2033	1,240	1,189
	Broadcom, Inc. 4.00% 4/15/2029[6]	250	238
	Broadcom, Inc. 3.419% 4/15/2033[6]	698	602
	Broadcom, Inc. 3.469% 4/15/2034[6]	48	41
	Broadcom, Inc. 3.137% 11/15/2035[6]	185	148
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[6]	95	93
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[6]	50	47
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[6]	1,341	1,395
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	233
	BWX Technologies, Inc. 4.125% 4/15/2029[6]	175	162
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[5,6,8]	1,310	1,295
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[5,6,8]	989	977
	Caesars Entertainment, Inc. 4.625% 10/15/2029[6]	15	14
	Caesars Entertainment, Inc. 7.00% 2/15/2030[6]	64	65
	Caesars Entertainment, Inc. 6.50% 2/15/2032[6]	45	45
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]	2,150	2,185
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,6]	200	211
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,6]	200	201
	California Resources Corp. 7.125% 2/1/2026[6]	100	100
	Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	916
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	90	81
	Carnival Corp. 6.00% 5/1/2029[6]	100	99
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[6]	70	69
	CCO Holdings, LLC 5.125% 5/1/2027[6]	125	120
	CCO Holdings, LLC 4.75% 3/1/2030[6]	135	117
	CCO Holdings, LLC 4.50% 8/15/2030[6]	240	203
	CCO Holdings, LLC 4.25% 2/1/2031[6]	155	127
	CCO Holdings, LLC 4.50% 6/1/2033[6]	147	116
	CCO Holdings, LLC 4.25% 1/15/2034[6]	55	42
	Centene Corp. 2.45% 7/15/2028	40	36
	Centene Corp. 4.625% 12/15/2029	35	33
	Centene Corp. 2.50% 3/1/2031	65	53
	Central Garden & Pet Co. 4.125% 10/15/2030	74	66
	Central Garden & Pet Co. 4.125% 4/30/2031[6]	110	97
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[5,6]	925	929
	Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,464
	Charter Communications Operating, LLC 5.25% 4/1/2053	1,900	1,492
	Cheniere Energy Partners, LP 3.25% 1/31/2032	26	22
	Chesapeake Energy Corp. 5.875% 2/1/2029[6]	115	114
	Chesapeake Energy Corp. 6.75% 4/15/2029[6]	30	30
	Chesapeake Energy Corp. 4.875% 4/15/2032[3]	915	19
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	5,585	5,138
	Chubb INA Holdings, LLC 3.35% 5/3/2026	195	189
	Chubb INA Holdings, LLC 4.35% 11/3/2045	425	367
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[5,6,8]	805	819
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,6,8]	1,240	1,243
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[1]	2,250	2,228
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[1]	1,380	1,376

American Funds Insurance Series	178

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	USD90	$97
	Clarios Global, LP 6.25% 5/15/2026[6]	44	44
	Clarios Global, LP 8.50% 5/15/2027[6]	90	91
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]	45	42
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	5	5
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	100	89
	Cloud Software Group, Inc. 6.50% 3/31/2029[6]	235	226
	Cloud Software Group, Inc. 9.00% 9/30/2029[6]	175	170
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[7,8]	342	342
	CMS Energy Corp. 3.00% 5/15/2026	1,200	1,148
	CNX Resources Corp. 7.25% 3/1/2032[6]	110	112
	Coinbase Global, Inc. 3.375% 10/1/2028[6]	55	47
	Coinbase Global, Inc. 3.625% 10/1/2031[6]	85	68
	Colombia (Republic of) 3.875% 4/25/2027	350	330
	Colombia (Republic of) 8.00% 11/14/2035	445	459
	Comcast Corp. 4.80% 5/15/2033	4,100	3,993
	CommScope Technologies, LLC 6.00% 6/15/2025[6]	160	131
	CommScope, Inc. 6.00% 3/1/2026[6]	53	47
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[7,8]	25	22
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	212	201
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	65	59
	Comstock Resources, Inc. 6.75% 3/1/2029[6]	95	92
	Comstock Resources, Inc. 5.875% 1/15/2030[6]	65	61
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[5,6,8]	1,514	1,557
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.885% 5/25/2043[5,6,8]	804	866
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[5,6,8]	920	932
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.435% 6/25/2043[5,6,8]	305	323
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[5,6,8]	686	693
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[5,6,8]	206	209
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.985% 5/25/2044[5,6,8]	1,148	1,154
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[9]	1,127	927
	Constellium SE 3.75% 4/15/2029[6]	125	114
	Consumers Energy Co. 3.60% 8/15/2032	1,600	1,439
	COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,003
	Corebridge Financial, Inc. 3.90% 4/5/2032	748	670
	CoreLogic, Inc. 4.50% 5/1/2028[6]	339	308
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[7,8]	65	64
	Coty, Inc. 5.00% 4/15/2026[6]	95	94
	Coty, Inc. 4.75% 1/15/2029[6]	65	62
	Coty, Inc. 6.625% 7/15/2030[6]	95	96
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[6]	65	67
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,6]	278	278
	Crédit Agricole SA 4.375% 3/17/2025[6]	1,100	1,087
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,6]	2,675	2,575
	Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	178	188
	Crescent Energy Finance, LLC 7.625% 4/1/2032[6]	110	112
	Crown Castle, Inc. 2.50% 7/15/2031	767	634
	CSX Corp. 3.80% 4/15/2050	75	57
	CVR Partners, LP 6.125% 6/15/2028[6]	65	63
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	725	694
	Darling Ingredients, Inc. 6.00% 6/15/2030[6]	10	10
	Deluxe Corp. 8.00% 6/1/2029[6]	20	19

179	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	USD850	$807
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	1,071
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,155
	Diamond Sports Group, LLC 6.625% 8/15/2027[3,6]	310	6
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[7,9]	17	25
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[6,7,8]	349	362
	DIRECTV Financing, LLC 5.875% 8/15/2027[6]	50	47
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[7,8]	41	41
	DISH DBS Corp. 5.25% 12/1/2026[6]	15	12
	DISH Network Corp. 11.75% 11/15/2027[6]	260	255
	Dominican Republic 5.50% 1/27/2025[6]	1,375	1,375
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	47	44
	Ecopetrol SA 8.625% 1/19/2029	2,460	2,591
	Ecopetrol SA 6.875% 4/29/2030	1,445	1,389
	Ecopetrol SA 8.875% 1/13/2033	1,581	1,634
	Ecopetrol SA 8.375% 1/19/2036	1,039	1,021
	Edison International 4.125% 3/15/2028	2,390	2,284
	Edison International 5.25% 11/15/2028	1,522	1,509
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	95
	Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,404
	Electricité de France SA 5.65% 4/22/2029[6]	800	807
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]	300	327
	Element Solutions, Inc. 3.875% 9/1/2028[6]	105	97
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[6]	30	31
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[6]	190	196
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[7,8]	85	85
	Enel Finance International NV 1.375% 7/12/2026[6]	1,248	1,156
	Enel Finance International NV 1.875% 7/12/2028[6]	1,227	1,081
	Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,781
	Entergy Corp. 0.90% 9/15/2025	750	710
	Entergy Louisiana, LLC 4.75% 9/15/2052	1,275	1,102
	Enviri Corp. 5.75% 7/31/2027[6]	145	138
	EQM Midstream Partners, LP 6.50% 7/1/2027[6]	125	126
	EQM Midstream Partners, LP 6.375% 4/1/2029[6]	20	20
	EQM Midstream Partners, LP 7.50% 6/1/2030[6]	45	48
	EQM Midstream Partners, LP 6.50% 7/15/2048	40	40
	Equinix, Inc. 1.80% 7/15/2027	1,145	1,035
	Equinix, Inc. 2.15% 7/15/2030	3,216	2,698
	EquipmentShare.com, Inc. 9.00% 5/15/2028[6]	90	93
	EquipmentShare.com, Inc. 8.625% 5/15/2032[6]	15	16
	ESAB Corp. 6.25% 4/15/2029[6]	75	76
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	5,330	5,314
	Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[5]	78	79
	Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,427
	Fair Isaac Corp. 4.00% 6/15/2028[6]	15	14
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]	1,735	1,485
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[5]	1,497	1,174
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[5]	4,281	4,043
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	105	104
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[5]	225	222
	Fannie Mae Pool #BY0943 4.00% 4/1/2053[5]	29	26
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[5]	997	913
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	18	18
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	64	64
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[5]	29	26

American Funds Insurance Series	180

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	USD241	$238
	Fannie Mae Pool #BX4568 4.00% 8/1/2053[5]	534	489
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[5]	964	882
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[5]	938	926
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[5]	2,208	2,215
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[5]	36	33
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[5]	2,604	2,613
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[5]	9,172	9,437
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[5]	1,777	1,759
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[5]	1,720	1,736
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[5]	705	710
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[5]	1,095	1,083
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[5]	935	942
	Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	25	22
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[6]	150	155
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[7,8]	15	15
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[2,7,8]	96	97
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[2,7,8]	1	1
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	1,880	1,839
	First Quantum Minerals, Ltd. 8.625% 6/1/2031[6]	325	325
	First Student Bidco, Inc. 4.00% 7/31/2029[6]	45	41
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,763	1,693
	Ford Motor Co. 6.10% 8/19/2032	30	30
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	293
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	188
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	181
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	112
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[6]	255	258
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]	3,975	3,711
	Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]	2,277	1,924
	Freddie Mac Pool #QE6084 5.00% 7/1/2052[5]	989	959
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]	3,572	3,458
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	287	283
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	23	23
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	762	752
	Freddie Mac Pool #RA9795 4.00% 9/1/2053[5]	35	32
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[5]	2,752	2,716
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[5]	987	903
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[5]	31,680	30,634
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[5]	12,119	11,959
	Freddie Mac Pool #QI1357 4.00% 3/1/2054[5]	941	862
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[5]	1,021	1,008
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[5]	1,159	1,144
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[5]	747	684
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[5]	282	273
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[5]	15,420	15,256
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[5]	860	851
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[5]	3,620	3,643
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[5]	2,050	2,066
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[5]	1,080	1,088
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[5]	532	526
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[5]	373	376
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.235% 4/25/2042[5,6,8]	441	459
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	497	494
	Gartner, Inc. 3.75% 10/1/2030[6]	70	63
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,6]	1,662	1,665

181	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Genesis Energy, LP 8.00% 1/15/2027	USD125	$128
	Genesis Energy, LP 8.25% 1/15/2029	25	26
	Genesis Energy, LP 8.875% 4/15/2030	38	40
	Genesis Energy, LP 7.875% 5/15/2032	60	61
	GeoPark, Ltd. 5.50% 1/17/2027	5,200	4,732
	Georgia (Republic of) 2.75% 4/22/2026[6]	400	368
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,352
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,154
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	992
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	769	624
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[5]	3,946	3,277
	Government National Mortgage Assn. 6.50% 7/1/2054[5,10]	10,325	10,474
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	770	574
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	706
	Gray Television, Inc. 5.375% 11/15/2031[6]	30	17
	Greenko Dutch BV 3.85% 3/29/2026	2,812	2,656
	Group 1 Automotive, Inc. 4.00% 8/15/2028[6]	115	106
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]	660	629
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[7,8]	38	39
	Harvest Midstream I, LP 7.50% 9/1/2028[6]	25	25
	Harvest Midstream I, LP 7.50% 5/15/2032[6]	25	25
	HCA, Inc. 5.625% 9/1/2028	120	121
	HealthEquity, Inc. 4.50% 10/1/2029[6]	80	75
	Helios Software Holdings, Inc. 8.75% 5/1/2029[6]	200	204
	Hess Midstream Operations, LP 5.50% 10/15/2030[6]	14	14
	Hightower Holding, LLC 6.75% 4/15/2029[6]	235	220
	Hilcorp Energy I, LP 6.00% 4/15/2030[6]	105	102
	Hilcorp Energy I, LP 6.00% 2/1/2031[6]	25	24
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	24
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	115	103
	Honduras (Republic of) 6.25% 1/19/2027	653	621
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	275	262
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	195	175
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	120	103
	Howden UK Refinance PLC 7.25% 2/15/2031[6]	200	199
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[6]	200	199
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]	305	301
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,100
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,672
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	2,000	2,167
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,256
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[5,6,8]	396	396
	HUB International, Ltd. 7.375% 1/31/2032[6]	65	66
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[7,8]	4	4
	Hungary (Republic of) 5.50% 3/26/2036[6]	290	279
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[6]	120	124
	Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[7,8]	55	55
	Hyundai Capital America 1.50% 6/15/2026[6]	2,375	2,202
	Hyundai Capital America 1.65% 9/17/2026[6]	269	248
	Hyundai Capital America 2.00% 6/15/2028[6]	600	530
	Hyundai Capital America 6.50% 1/16/2029[6]	132	138
	Icahn Enterprises, LP 9.75% 1/15/2029[6]	65	67
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]	500	491
	Ingles Markets, Inc. 4.00% 6/15/2031[6]	130	113
	Intesa Sanpaolo SpA 7.00% 11/21/2025[6]	225	229
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]	1,360	1,360
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	55	50

American Funds Insurance Series	182

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	USD235	$224
	Israel (State of) 3.375% 1/15/2050	1,470	940
	Israel (State of) 3.875% 7/3/2050	795	558
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,243	1,158
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	58	47
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]	575	590
	Kantar Group, LLC, Term Loan B2, (6-month USD CME Term SOFR + 4.50%) 10.108% 12/4/2026[7,8]	46	46
	KB Home 6.875% 6/15/2027	50	51
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	17
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	204
	Kodiak Gas Services, LLC 7.25% 2/15/2029[6]	10	10
	Korea Electric Power Corp. 5.375% 7/31/2026[6]	1,290	1,294
	Korea Gas Corp. 5.00% 7/8/2029[6]	225	225
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]	85	87
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[6]	125	129
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,6]	81	81
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]	651	650
	LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[5,6]	194	197
	Lamar Media Corp. 3.75% 2/15/2028	10	9
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	30	27
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	110	103
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	40	42
	Levi Strauss & Co. 3.50% 3/1/2031[6]	115	100
	LGI Homes, Inc. 8.75% 12/15/2028[6]	155	162
	Light and Wonder International, Inc. 7.00% 5/15/2028[6]	20	20
	Lindblad Expeditions, LLC 6.75% 2/15/2027[6]	5	5
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]	130	125
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,505
	Lockheed Martin Corp. 5.20% 2/15/2064	309	292
	LSB Industries, Inc. 6.25% 10/15/2028[6]	90	87
	Marriott International, Inc. 2.75% 10/15/2033	5	4
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	45	41
	Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	285
	Mastercard, Inc. 2.00% 11/18/2031	600	493
	Matador Resources Co. 6.50% 4/15/2032[6]	50	50
	Medline Borrower, LP 5.25% 10/1/2029[6]	40	38
	Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/2028[7,8]	49	50
	MEG Energy Corp. 5.875% 2/1/2029[6]	30	29
	Meituan 2.125% 10/28/2025	1,730	1,652
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[6]	650	646
	Methanex Corp. 5.125% 10/15/2027	55	53
	Methanex Corp. 5.25% 12/15/2029	5	5
	MGM Resorts International 5.50% 4/15/2027	90	89
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	115	106
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	45	45
	Mineral Resources, Ltd. 8.00% 11/1/2027[6]	155	159
	Mineral Resources, Ltd. 9.25% 10/1/2028[6]	85	89
	Minerva Luxembourg SA 8.875% 9/13/2033	1,940	2,005
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]	761	765
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]	225	227
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[5,6]	1,094	1,094
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[5,6]	539	539
	Molina Healthcare, Inc. 4.375% 6/15/2028[6]	80	75
	Molina Healthcare, Inc. 3.875% 11/15/2030[6]	75	67
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,018
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	1,433	1,151
	Mozambique (Republic of) 9.00% 9/15/2031	940	780
	MSCI, Inc. 3.625% 11/1/2031[6]	210	184
	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[5,8]	336	354

183	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Murphy Oil USA, Inc. 4.75% 9/15/2029	USD48	$46
	MV24 Capital BV 6.748% 6/1/2034	1,104	1,055
	Nabors Industries, Inc. 7.375% 5/15/2027[6]	55	56
	Nabors Industries, Inc. 9.125% 1/31/2030[6]	160	166
	National Australia Bank, Ltd. 5.181% 6/11/2034[6]	1,250	1,244
	Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[6]	135	124
	Navient Corp. 5.00% 3/15/2027	45	43
	Navient Corp. 4.875% 3/15/2028	145	133
	NCR Atleos, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.18% 4/16/2029[7,8]	50	50
	NCR Voyix Corp. 5.25% 10/1/2030[6]	15	14
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]	85	84
	New Fortress Energy, Inc. 6.75% 9/15/2025[6]	26	25
	New Fortress Energy, Inc. 6.50% 9/30/2026[6]	255	235
	New Fortress Energy, Inc. 8.75% 3/15/2029[6]	90	82
	New York Life Global Funding 1.20% 8/7/2030[6]	2,725	2,185
	New York Life Global Funding 5.00% 1/9/2034[6]	1,500	1,475
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[5,6,8]	606	559
	Newell Brands, Inc. 5.70% 4/1/2026	80	79
	Nexstar Media, Inc. 4.75% 11/1/2028[6]	165	147
	NGL Energy Operating, LLC 8.125% 2/15/2029[6]	55	56
	NGL Energy Operating, LLC 8.375% 2/15/2032[6]	70	71
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	180	179
	Norfolk Southern Corp. 5.35% 8/1/2054	496	473
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]	150	152
	NorthRiver Midstream Finance, LP 5.625% 2/15/2026[6]	105	105
	NOVA Chemicals Corp. 5.25% 6/1/2027[6]	20	19
	NOVA Chemicals Corp. 9.00% 2/15/2030[6]	90	95
	Novelis Corp. 4.75% 1/30/2030[6]	80	74
	Novelis Corp. 3.875% 8/15/2031[6]	20	17
	NuStar Logistics, LP 5.625% 4/28/2027	80	79
	Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
	OCP SA 3.75% 6/23/2031	500	432
	Oleoducto Central SA 4.00% 7/14/2027	879	815
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[5,6]	269	271
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[5,6]	120	121
	ONEOK, Inc. 5.80% 11/1/2030	69	71
	ONEOK, Inc. 6.05% 9/1/2033	514	529
	ONEOK, Inc. 6.625% 9/1/2053	290	310
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	1,074	1,075
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,6]	2,043	2,053
	Open Text Corp. 3.875% 2/15/2028[6]	25	23
	Option Care Health, Inc. 4.375% 10/31/2029[6]	25	23
	Oracle Corp. 2.65% 7/15/2026	2,327	2,206
	Oracle Corp. 3.25% 11/15/2027	1,880	1,773
	Oracle Corp. 3.95% 3/25/2051	22	16
	Orange 9.00% 3/1/2031[1]	2,434	2,904
	Osaic Holdings, Inc. 10.75% 8/1/2027[6]	256	264
	Owens & Minor, Inc. 6.625% 4/1/2030[6]	40	36
	Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,891
	Pacific Gas and Electric Co. 4.65% 8/1/2028	542	525
	Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,550
	Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,226
	PacifiCorp 5.30% 2/15/2031	800	798
	PacifiCorp 5.45% 2/15/2034	350	346
	PacifiCorp 3.30% 3/15/2051	150	97
	PacifiCorp 2.90% 6/15/2052	280	165
	PacifiCorp 5.35% 12/1/2053	525	477
	PacifiCorp 5.50% 5/15/2054	980	911
	PacifiCorp 5.80% 1/15/2055	500	485

American Funds Insurance Series	184

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Panama (Republic of) 3.75% 4/17/2026	USD465	$438
	Panama (Republic of) 7.50% 3/1/2031	415	435
	Panama (Republic of) 6.40% 2/14/2035	850	807
	Panama (Republic of) 8.00% 3/1/2038	755	797
	Panama (Republic of) 7.875% 3/1/2057	4,690	4,894
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	65	61
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[6]	55	56
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[6,9]	1	1
	Performance Food Group, Inc. 5.50% 10/15/2027[6]	11	11
	Permian Resources Operating, LLC 9.875% 7/15/2031[6]	5	6
	Permian Resources Operating, LLC 7.00% 1/15/2032[6]	25	26
	Petroleos Mexicanos 4.25% 1/15/2025	261	257
	Petroleos Mexicanos 6.875% 10/16/2025	946	943
	Petroleos Mexicanos 6.875% 8/4/2026	638	625
	Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,763
	Petroleos Mexicanos 6.50% 3/13/2027	6,200	5,912
	Petroleos Mexicanos 6.84% 1/23/2030	2,384	2,100
	Petroleos Mexicanos 5.95% 1/28/2031	65	52
	Petroleos Mexicanos 6.70% 2/16/2032	779	653
	Petroleos Mexicanos 6.95% 1/28/2060	55	36
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	890
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,074
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	181
	PG&E Corp. 5.00% 7/1/2028	145	140
	PG&E Corp. 5.25% 7/1/2030	175	167
	Philip Morris International, Inc. 5.125% 11/17/2027	315	315
	Philip Morris International, Inc. 2.10% 5/1/2030	634	537
	Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,587
	Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,373
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	375	377
	POSCO Holdings, Inc. 4.875% 1/23/2027[6]	510	504
	Post Holdings, Inc. 5.625% 1/15/2028[6]	85	84
	Post Holdings, Inc. 5.50% 12/15/2029[6]	80	77
	Post Holdings, Inc. 4.625% 4/15/2030[6]	444	408
	Post Holdings, Inc. 6.25% 2/15/2032[6]	33	33
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,6]	234	234
	Procter & Gamble Co. 3.00% 3/25/2030	338	311
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	1,938	1,801
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[6,9]	172	162
	Radiology Partners, Inc. 9.78% PIK 2/15/2030[6,9]	258	206
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[7,8,9]	9	9
	Raizen Fuels Finance SA 6.45% 3/5/2034[6]	910	925
	Range Resources Corp. 4.75% 2/15/2030[6]	145	136
	Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[6]	25	21
	Reworld Holding Corp. 4.875% 12/1/2029[6]	25	23
	RHP Hotel Properties, LP 7.25% 7/15/2028[6]	80	83
	RHP Hotel Properties, LP 4.50% 2/15/2029[6]	90	84
	RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	25	22
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]	20	18
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	75	74
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[6]	4	4
	Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	45	42
	Sally Holdings, LLC 6.75% 3/1/2032	107	106
	Sands China, Ltd. 5.40% 8/8/2028	2,710	2,655
	Sands China, Ltd. 3.25% 8/8/2031	930	784
	Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,555
	Sasol Financing USA, LLC 8.75% 5/3/2029[2]	1,330	1,354
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	346

185	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[6]	USD75	$76
	Saudi Arabia (Kingdom of) 5.75% 1/16/2054[6]	2,300	2,247
	Scentre Group Trust 1 3.50% 2/12/2025[6]	210	207
	Scentre Group Trust 1 3.75% 3/23/2027[6]	110	105
	Scientific Games Holdings, LP 6.625% 3/1/2030[6]	46	45
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	115	107
	Sealed Air Corp. 6.125% 2/1/2028[6]	180	180
	Sealed Air Corp. 6.50% 7/15/2032[6]	123	122
	Serbia (Republic of) 6.25% 5/26/2028[6]	740	750
	Service Properties Trust 8.625% 11/15/2031[6]	60	63
	ServiceNow, Inc. 1.40% 9/1/2030	1,830	1,486
	Simmons Foods, Inc. 4.625% 3/1/2029[6]	160	141
	Sirius XM Radio, Inc. 3.125% 9/1/2026[6]	50	47
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	195	176
	Sirius XM Radio, Inc. 4.125% 7/1/2030[6]	39	33
	Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	111	91
	SK hynix, Inc. 3.00% 9/17/2024	1,602	1,593
	SK hynix, Inc. 1.50% 1/19/2026	563	529
	SM Energy Co. 6.50% 7/15/2028	45	45
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[5,6,8]	673	682
	Sonic Automotive, Inc. 4.625% 11/15/2029[6]	45	41
	Sonic Automotive, Inc. 4.875% 11/15/2031[6]	20	18
	Southern California Edison Co. 2.85% 8/1/2029	200	180
	Southern California Edison Co. 3.65% 2/1/2050	1,700	1,210
	Southwestern Energy Co. 5.375% 3/15/2030	55	53
	Southwestern Energy Co. 4.75% 2/1/2032	15	14
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	17	18
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]	71	78
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[7,8]	5	5
	Sprint, LLC 7.625% 3/1/2026	130	134
	Station Casinos, LLC 6.625% 3/15/2032[6]	35	35
	Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	1,500	1,367
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	2,560	2,594
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	453	375
	Stericycle, Inc. 3.875% 1/15/2029[6]	110	103
	Stillwater Mining Co. 4.00% 11/16/2026[2]	2,090	1,912
	Sunoco, LP 7.00% 5/1/2029[6]	30	31
	Sunoco, LP 4.50% 5/15/2029	290	271
	Sunoco, LP 4.50% 4/30/2030	35	32
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[6]	45	46
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]	12	— [11]
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]	400	386
	Talen Energy Supply, LLC 8.625% 6/1/2030[6]	94	100
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[7,8]	45	45
	Talos Production, Inc. 9.00% 2/1/2029[6]	15	16
	Talos Production, Inc. 9.375% 2/1/2031[6]	55	58
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	3,450	2,261
	Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	1,429	1,290
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	955
	T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,380
	Toyota Motor Credit Corp. 3.375% 4/1/2030	453	417
	TransDigm, Inc. 5.50% 11/15/2027	45	44
	TransDigm, Inc. 4.875% 5/1/2029	80	75
	TransDigm, Inc. 6.875% 12/15/2030[6]	85	87
	TransDigm, Inc. 6.625% 3/1/2032[6]	45	46

American Funds Insurance Series	186

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[6]	USD51	$51
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]	102	105
	Transocean, Inc. 8.75% 2/15/2030[6]	36	38
	Transocean, Inc. 6.80% 3/15/2038	35	29
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,12]	100	98
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]	251	244
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]	100	96
	Triumph Group, Inc. 9.00% 3/15/2028[6]	57	60
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[7,8]	235	240
	U.S. Treasury 4.25% 1/31/2026	1,202	1,191
	U.S. Treasury 4.50% 4/15/2027	1,630	1,628
	U.S. Treasury 1.125% 8/31/2028	2,155	1,888
	U.S. Treasury 4.25% 2/28/2029	109	109
	U.S. Treasury 4.125% 3/31/2029	24	24
	U.S. Treasury 4.625% 4/30/2029	13	13
	U.S. Treasury 4.375% 5/15/2034[13]	2,363	2,364
	U.S. Treasury 1.75% 8/15/2041[13]	4,650	3,073
	U.S. Treasury 4.75% 11/15/2043[13]	2,650	2,686
	U.S. Treasury 3.00% 8/15/2048[13]	5,045	3,830
	U.S. Treasury 1.25% 5/15/2050[13]	1,625	806
	U.S. Treasury 4.75% 11/15/2053[13]	5,509	5,697
	U.S. Treasury 4.25% 2/15/2054	681	649
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[4]	818	783
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4,13]	10,330	10,468
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4]	3,408	1,967
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[4]	179	150
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,6]	2,265	2,262
	UKG, Inc. 6.875% 2/1/2031[6]	77	78
	UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/2031[7,8]	58	58
	Ukraine 6.876% 5/21/2031[3]	1,269	364
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[5,10]	264	216
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[5,10]	3,096	2,741
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[5,10]	11,913	11,232
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[5,10]	24,468	23,650
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[5,10]	46,050	45,422
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[5,10]	14,274	14,316
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[5,10]	14,685	14,948
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[5,10]	386	397
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[5,10]	1,476	1,306
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[5,10]	5,000	4,715
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[5,10]	28,731	28,802
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[5,10]	11,000	11,190
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[5,10]	2,562	2,633
	United Mexican States 6.00% 5/7/2036	970	947
	United Mexican States 6.338% 5/4/2053	425	402
	United Natural Foods, Inc. 6.75% 10/15/2028[6]	85	77
	United Rentals (North America), Inc. 3.875% 2/15/2031	130	116
	Univision Communications, Inc. 4.50% 5/1/2029[6]	250	210
	US Foods, Inc. 4.625% 6/1/2030[6]	35	33
	Vail Resorts, Inc. 6.50% 5/15/2032[6]	20	20
	Valvoline, Inc. 3.625% 6/15/2031[6]	85	73
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[6]	30	31
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[7,8,9]	24	24
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[7,8,9]	49	49
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	35	32
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	31	31

187	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	USD110	$99
	Venture Global LNG, Inc. 8.125% 6/1/2028[6]	80	82
	Veralto Corp. 5.35% 9/18/2028[6]	2,900	2,913
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,6]	805	808
	VICI Properties, LP 4.375% 5/15/2025	1,563	1,544
	Vital Energy, Inc. 7.875% 4/15/2032[6]	30	31
	VZ Secured Financing BV 5.00% 1/15/2032[6]	200	171
	W&T Offshore, Inc. 11.75% 2/1/2026[6]	55	57
	Wand NewCo 3, Inc. 7.625% 1/30/2032[6]	35	36
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	1,928	1,569
	Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	71	73
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]	320	313
	WEA Finance, LLC 3.75% 9/17/2024[6]	535	531
	Weatherford International, Ltd. 8.625% 4/30/2030[6]	93	96
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	4,698	4,482
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,368
	WESCO Distribution, Inc. 7.25% 6/15/2028[6]	200	204
	WESCO Distribution, Inc. 6.625% 3/15/2032[6]	150	152
	Western Midstream Operating, LP 3.10% 2/1/2025[1]	85	84
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,6]	401	401
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]	278	277
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]	60	60
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,226
	WMG Acquisition Corp. 3.75% 12/1/2029[6]	110	100
	WMG Acquisition Corp. 3.875% 7/15/2030[6]	135	121
	WMG Acquisition Corp. 3.00% 2/15/2031[6]	80	69
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,12]	105	102
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	43	45
	Ziggo Bond Co. BV 5.125% 2/28/2030[6]	200	170
	Ziggo BV 4.875% 1/15/2030[6]	300	267
			703,556
	Total bonds, notes & other debt instruments (cost: $1,497,896,000)		1,405,249
Preferred securities 0.00%		Shares
U.S. dollars 0.00%
	ACR III LSC Holdings, LLC, Series B, preferred shares[6,12,14]	48	82
	Total preferred securities (cost: $49,000)		82
Common stocks 0.04%
U.S. dollars 0.04%
	Constellation Oil Services Holding SA, Class B-1[12,14]	1,214,969	194
	Venator Materials PLC[12,14]	232	164
	Altera Infrastructure, LP12,14	1,441	108
	Endo, Inc.[14]	2,165	61
	Endo, Inc.[6,14]	811	23
	Endo, Inc., 1L 6.125% Escrow[12,14]	205,000	— [11]
	WeWork, Inc.[12,14]	968	10
	Party City Holdco, Inc.[12,14]	80	1
	Party City Holdco, Inc.[6,12,14]	1	— [11]
	Bighorn Permian Resources, LLC[12]	531	— [11]
	Total common stocks (cost: $1,039,000)		561

American Funds Insurance Series	188

Capital World Bond Fund (continued)
Investment funds 1.36%		Shares	Value (000)
Capital Group Central Corporate Bond Fund[15]		2,493,000	$20,617
Total investment funds (cost: $19,454,000)			20,617
Short-term securities 16.98%
Money market investments 13.89%
Capital Group Central Cash Fund 5.37%[15,16]		2,105,621	210,562
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 3.09%
Egypt (Arab Republic of) 10/1/2024	22.855%	EGP29,675	582
Egypt (Arab Republic of) 11/12/2024	22.326	43,850	837
Egypt (Arab Republic of) 11/19/2024	22.238	67,700	1,286
Egypt (Arab Republic of) 3/11/2025	21.301	94,475	1,674
Egypt (Arab Republic of) 3/18/2025	21.290	407,450	7,188
Japan Treasury 7/22/2024	0.005	JPY4,517,300	28,077
Nigeria (Republic of) 2/11/2025	18.000	NGN675,950	388
Nigeria (Republic of) 2/20/2025	17.782	901,265	518
Nigeria (Republic of) 2/25/2025	18.045	3,122,091	1,789
Nigeria (Republic of) 3/6/2025	17.824	3,750,997	2,134
Nigeria (Republic of) 3/13/2025	17.900	1,201,690	680
Nigeria (Republic of) 3/27/2025	18.586	3,072,227	1,720
			46,873
Total short-term securities (cost: $259,567,000)			257,435
Options purchased (equity style) 0.06%
Options purchased (equity style)*			955
Total options purchased (equity style) (cost: $786,000)			955
Total investment securities 111.11% (cost: $1,778,791,000)			1,684,899
Total options written† (0.06) (premium received: $827,000)			(920)
Other assets less liabilities (11.05)%			(167,604)
Net assets 100.00%			$1,516,375
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	427	12/13/2024	USD96.00	USD106,750	$950

189	American Funds Insurance Series

Capital World Bond Fund (continued)
*Options purchased (equity style) (continued)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Call
EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD1.09	EUR4,300	$5
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	823	12/13/2024	USD95.50	USD205,750	$(916)
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD1.04	EUR(4,300)	$(4)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year Euro-Schatz Futures	Long	110	9/10/2024	USD12,452	$48
2 Year U.S. Treasury Note Futures	Long	1,291	10/3/2024	263,646	385
3 Year Australian Treasury Bond Futures	Short	1	9/17/2024	(70)	— [11]
5 Year Euro-Bobl Futures	Long	634	9/10/2024	79,061	546
5 Year U.S. Treasury Note Futures	Long	615	10/3/2024	65,546	477
10 Year Italy Government Bond Futures	Long	41	9/10/2024	5,062	(48)
10 Year French Government Bond Futures	Short	62	9/10/2024	(8,175)	124
10 Year Euro-Bund Futures	Short	149	9/10/2024	(21,003)	(18)
10 Year Australian Treasury Bond Futures	Short	102	9/16/2024	(7,728)	18
10 Year Japanese Government Bond Futures	Short	67	9/20/2024	(59,492)	227
10 Year UK Gilt Futures	Long	214	9/30/2024	26,394	(286)
10 Year Ultra U.S. Treasury Note Futures	Long	173	9/30/2024	19,641	(95)
10 Year U.S. Treasury Note Futures	Short	298	9/30/2024	(32,775)	(47)
20 Year U.S. Treasury Bond Futures	Long	65	9/30/2024	7,690	89
30 Year Euro-Buxl Futures	Long	24	9/10/2024	3,348	28
30 Year Ultra U.S. Treasury Bond Futures	Long	155	9/30/2024	19,428	113
					$1,561

American Funds Insurance Series	190

Capital World Bond Fund (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	10,629	PLN	43,525	Citibank	7/3/2024	$(182)
PLN	43,525	USD	11,086	Bank of America	7/3/2024	(275)
USD	2,246	HUF	818,090	Standard Chartered Bank	7/9/2024	28
AUD	4,100	USD	2,727	Bank of America	7/9/2024	9
USD	1,710	EUR	1,590	Morgan Stanley	7/9/2024	6
USD	1,773	EUR	1,650	HSBC Bank	7/9/2024	5
USD	1,119	EUR	1,040	JPMorgan Chase	7/9/2024	5
EUR	1,390	USD	1,494	HSBC Bank	7/9/2024	(5)
HUF	1,284,310	EUR	3,268	Goldman Sachs	7/9/2024	(21)
THB	190,470	USD	5,214	Citibank	7/9/2024	(26)
CNH	138,167	USD	19,098	UBS AG	7/9/2024	(153)
EUR	17,257	USD	18,790	Citibank	7/9/2024	(299)
JPY	1,836,980	USD	11,925	Morgan Stanley	7/9/2024	(489)
USD	3,794	GBP	2,970	Morgan Stanley	7/10/2024	39
USD	8,189	EUR	7,610	Morgan Stanley	7/10/2024	35
USD	1,892	GBP	1,480	Citibank	7/10/2024	21
CAD	11,293	USD	8,244	Morgan Stanley	7/10/2024	14
USD	2,397	EUR	2,235	JPMorgan Chase	7/10/2024	2
USD	1,050	EUR	980	Goldman Sachs	7/10/2024	—
USD	1,528	GBP	1,210	Citibank	7/10/2024	(2)
PLN	20,540	EUR	4,769	HSBC Bank	7/10/2024	(8)
PLN	4,740	USD	1,198	BNP Paribas	7/10/2024	(20)
EUR	5,100	CAD	7,616	HSBC Bank	7/10/2024	(104)
EUR	6,830	USD	7,446	Bank of America	7/10/2024	(127)
EUR	35,700	USD	38,873	JPMorgan Chase	7/10/2024	(619)
CAD	7,880	USD	5,757	BNP Paribas	7/11/2024	5
USD	911	AUD	1,367	Morgan Stanley	7/11/2024	(1)
USD	912	CAD	1,250	Bank of New York Mellon	7/11/2024	(2)
USD	2,467	AUD	3,700	Morgan Stanley	7/11/2024	(3)
USD	2,953	AUD	4,432	HSBC Bank	7/11/2024	(4)
SEK	45,500	USD	4,341	Bank of America	7/11/2024	(45)
USD	1,751	MXN	31,000	Morgan Stanley	7/12/2024	60
MYR	2,580	USD	550	Standard Chartered Bank	7/12/2024	(3)
MYR	7,900	USD	1,679	Standard Chartered Bank	7/12/2024	(3)
USD	3,532	BRL	18,700	Citibank	7/15/2024	193
USD	14,161	KRW	19,491,214	Citibank	7/15/2024	26
USD	784	KRW	1,065,590	Barclays Bank PLC	7/15/2024	12
INR	152,720	USD	1,829	JPMorgan Chase	7/15/2024	2
INR	79,000	USD	945	Bank of New York Mellon	7/15/2024	2
USD	8,185	ILS	30,290	BNP Paribas	7/17/2024	159
USD	21,639	MXN	404,520	Morgan Stanley	7/17/2024	(407)
SGD	1,400	USD	1,035	HSBC Bank	7/18/2024	(1)
JPY	2,128,568	USD	13,602	Morgan Stanley	7/18/2024	(331)
USD	2,696	GBP	2,110	HSBC Bank	7/22/2024	28
USD	4,950	NZD	8,091	Morgan Stanley	7/22/2024	22
AUD	4,120	USD	2,734	Standard Chartered Bank	7/22/2024	16
EUR	11,260	USD	12,065	UBS AG	7/22/2024	7
GBP	590	USD	746	Citibank	7/22/2024	— [11]
USD	1,643	AUD	2,465	HSBC Bank	7/22/2024	(2)
USD	1,529	EUR	1,430	UBS AG	7/22/2024	(4)
GBP	2,370	USD	3,007	Goldman Sachs	7/22/2024	(10)
EUR	16,582	USD	17,913	BNP Paribas	7/22/2024	(134)
TRY	7,670	USD	226	Barclays Bank PLC	7/24/2024	2
CZK	18,000	USD	775	BNP Paribas	7/24/2024	(6)
ZAR	29,130	USD	1,608	Bank of New York Mellon	7/24/2024	(10)
CZK	47,290	EUR	1,897	HSBC Bank	7/24/2024	(11)

191	American Funds Insurance Series

Capital World Bond Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
ILS	4,200	USD	1,129	BNP Paribas	7/24/2024	$(15)
CHF	2,790	USD	3,139	JPMorgan Chase	7/24/2024	(24)
CNH	207,270	USD	28,507	Goldman Sachs	7/24/2024	(54)
USD	8,199	NOK	86,680	Morgan Stanley	7/25/2024	74
USD	996	NOK	10,495	UBS AG	7/25/2024	13
USD	755	NOK	7,930	Standard Chartered Bank	7/25/2024	11
USD	1,520	JPY	243,330	Goldman Sachs	7/25/2024	1
DKK	46,980	EUR	6,301	HSBC Bank	7/25/2024	— [11]
PLN	405	USD	100	Barclays Bank PLC	7/25/2024	— [11]
EUR	3,199	PLN	13,860	Morgan Stanley	7/25/2024	(12)
USD	10,499	DKK	73,090	HSBC Bank	7/25/2024	(13)
JPY	1,980,863	USD	12,518	JPMorgan Chase	7/25/2024	(154)
USD	26,697	BRL	145,837	JPMorgan Chase	7/30/2024	710
USD	995	BRL	5,500	Goldman Sachs	7/30/2024	15
COP	2,800,000	USD	673	Morgan Stanley	7/30/2024	(2)
USD	3,851	IDR	63,046,370	Standard Chartered Bank	7/30/2024	(2)
USD	1,068	IDR	17,556,760	Citibank	7/30/2024	(5)
CLP	3,670,820	USD	3,928	Morgan Stanley	7/30/2024	(28)
EUR	6,770	USD	7,331	Morgan Stanley	8/15/2024	(64)
USD	1,093	MXN	20,471	Morgan Stanley	9/17/2024	(11)
USD	521	MXN	9,920	BNP Paribas	9/17/2024	(14)
USD	695	MXN	13,187	Bank of New York Mellon	9/17/2024	(16)
USD	1,119	MXN	21,083	Standard Chartered Bank	9/17/2024	(18)
USD	4,196	EUR	3,900	HSBC Bank	9/18/2024	3
USD	1,549	AUD	2,320	Morgan Stanley	9/18/2024	(2)
USD	1,355	AUD	2,029	HSBC Bank	9/18/2024	(2)
JPY	570,964	CHF	3,300	UBS AG	9/18/2024	(116)
USD	3,362	BRL	17,410	Citibank	4/1/2025	346
						$(1,988)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
2.628%	Annual	SONIA	Annual	7/28/2024	GBP21,600	$(61)	$—	$(61)
10.87%	28-day	28-day MXN-TIIE	28-day	4/17/2025	MXN772,940	(8)	—	(8)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	21	—	21
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	(14)	—	(14)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN13,900	(52)	—	(52)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN43,000	(158)	—	(158)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	MXN27,800	(103)	—	(103)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN43,375	(124)	—	(124)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP13,640	(22)	—	(22)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP10,000	398	—	398
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP7,810	304	—	304
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	(42)	—	(42)
3.52697105%	Annual	SONIA	Annual	5/24/2029	GBP14,660	—	(22)	22
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	14	—	14

American Funds Insurance Series	192

Capital World Bond Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	$465	$—	$465
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP4,240	(195)	—	(195)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP8,600	(409)	—	(409)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	4	—	4
						$18	$(22)	$40
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(96)	$—	$(96)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(195)	—	(195)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(930)	—	(930)
							$(1,221)	$—	$(1,221)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD4,675	$(293)	$(312)	$19
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[17] (000)	Value at 6/30/2024[18] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
ITRX.EUR.IG.41	1.00%	Quarterly	6/20/2029	EUR2,980	$56	$71	$(15)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD99,659	2,052	2,236	(184)
					$2,108	$2,307	$(199)

193	American Funds Insurance Series

Capital World Bond Fund (continued)
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 1.36%
Capital Group Central Corporate Bond Fund	$52,692	$919	$31,216	$689	$(2,467)	$20,617	$919
Short-term securities 13.89%
Money market investments 13.89%
Capital Group Central Cash Fund 5.37%[16]	177,300	302,206	268,955	(9)	20	210,562	5,802
Total 15.25%				$680	$(2,447)	$231,179	$6,721
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,882	$5,352	.35%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,532	5,340.35
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	1,984	1,974.13
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,892	1,912.12
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,340	1,354.09
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,12]	6/23/2023	102	102.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[7,8]	9/13/2023	95	97.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[7,8]	9/13/2023-6/13/2024	1	1	.00 [19]
Total		$16,828	$16,132	1.06%

American Funds Insurance Series	194

Capital World Bond Fund (continued)
[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $16,132,000, which represented 1.06% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $118,828,000, which represented 7.84% of the net assets of the fund.

[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,957,000, which represented .13% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Purchased on a TBA basis.
[11]	Amount less than one thousand.
[12]	Value determined using significant unobservable inputs.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,548,000, which represented .83% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Rate represents the seven-day yield at 6/30/2024.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[19]	Amount less than .01%.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won

MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand
Refer to the notes to financial statements.

195	American Funds Insurance Series

American High-Income Trust
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 89.85%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 89.63%
Energy 14.67%
	3R Lux SARL 9.75% 2/5/2031[1]	USD875	$919
	Aethon United BR, LP 8.25% 2/15/2026[1]	435	440
	Antero Midstream Partners, LP 5.375% 6/15/2029[1]	570	553
	Antero Resources Corp. 7.625% 2/1/2029[1]	244	251
	Antero Resources Corp. 5.375% 3/1/2030[1]	130	126
	Archrock Partners, LP 6.25% 4/1/2028[1]	170	168
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	2,040	2,044
	Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	170	211
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	278
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	650	636
	Baytex Energy Corp. 8.50% 4/30/2030[1]	520	544
	Baytex Energy Corp. 7.375% 3/15/2032[1]	1,470	1,495
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,210	1,148
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	125	127
	Blue Racer Midstream, LLC 7.25% 7/15/2032[1]	885	910
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,668	2,797
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	873	915
	California Resources Corp. 7.125% 2/1/2026[1]	390	391
	California Resources Corp. 8.25% 6/15/2029[1]	520	531
	Cheniere Energy Partners, LP 4.50% 10/1/2029	58	55
	Cheniere Energy, Inc. 4.625% 10/15/2028	1,041	1,011
	Chesapeake Energy Corp. 5.50% 2/1/2026[1]	790	783
	Chesapeake Energy Corp. 5.875% 2/1/2029[1]	1,670	1,654
	Chesapeake Energy Corp. 6.75% 4/15/2029[1]	755	757
	Chesapeake Energy Corp. 4.875% 4/15/2032[2]	4,300	90
	Chord Energy Corp. 6.375% 6/1/2026[1]	190	190
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	1,315	1,356
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	882
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	530	556
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	730	783
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,987	3,203
	CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	253
	CNX Resources Corp. 6.00% 1/15/2029[1]	1,504	1,473
	CNX Resources Corp. 7.375% 1/15/2031[1]	861	881
	CNX Resources Corp. 7.25% 3/1/2032[1]	965	985
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	805	781
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,095	1,020
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[3]	3,201	2,633
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,498	1,584
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	1,435	1,463
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	550	551
	Delek Logistics Partners, LP 8.625% 3/15/2029[1]	365	376
	Devon Energy Corp. 5.875% 6/15/2028	202	203
	Devon Energy Corp. 4.50% 1/15/2030	493	475
	DT Midstream, Inc. 4.125% 6/15/2029[1]	1,408	1,302
	DT Midstream, Inc. 4.375% 6/15/2031[1]	307	280
	Ecopetrol SA 8.375% 1/19/2036	315	310
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	725	739
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	1,165	1,216
	Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]	225	213
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,085	921
	Energy Transfer, LP 6.00% 2/1/2029[1]	55	55
	EQM Midstream Partners, LP 4.125% 12/1/2026	87	84
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,120	1,133
	EQM Midstream Partners, LP 5.50% 7/15/2028	586	577
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	185	187
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,690	1,581
	EQM Midstream Partners, LP 6.50% 7/15/2048	1,115	1,126
	EQT Corp. 5.00% 1/15/2029	170	167
	EQT Corp. 3.625% 5/15/2031[1]	290	256
	Genesis Energy, LP 8.00% 1/15/2027	3,115	3,188

American Funds Insurance Series	196

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Genesis Energy, LP 7.75% 2/1/2028	USD87	$88
	Genesis Energy, LP 8.25% 1/15/2029	1,480	1,529
	Genesis Energy, LP 8.875% 4/15/2030	1,110	1,169
	Genesis Energy, LP 7.875% 5/15/2032	2,485	2,510
	Global Partners, LP 6.875% 1/15/2029	135	134
	Global Partners, LP 8.25% 1/15/2032[1]	575	591
	Harbour Energy PLC 5.50% 10/15/2026[1]	1,545	1,516
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,717	1,746
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	900	915
	Hess Midstream Operations, LP 5.125% 6/15/2028[1]	156	151
	Hess Midstream Operations, LP 6.50% 6/1/2029[1]	405	411
	Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,314
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	400	387
	Hilcorp Energy I, LP 6.25% 11/1/2028[1]	145	143
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	954
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	891
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	938	899
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	970	934
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	2,023	2,157
	Jonah Energy, LLC 12.00% 11/5/2025[4]	852	852
	Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	655	672
	Matador Resources Co. 6.875% 4/15/2028[1]	425	432
	Matador Resources Co. 6.50% 4/15/2032[1]	820	821
	MEG Energy Corp. 5.875% 2/1/2029[1]	485	472
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	739	39
	Murphy Oil Corp. 6.375% 7/15/2028	243	245
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	820	723
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,190	1,211
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,340	1,389
	Nabors Industries, Ltd. 7.25% 1/15/2026[1]	500	508
	New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,038	1,008
	New Fortress Energy, Inc. 6.50% 9/30/2026[1]	5,250	4,834
	New Fortress Energy, Inc. 8.75% 3/15/2029[1]	2,690	2,458
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.33% 10/30/2028[5,6]	269	262
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	895	913
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	1,800	1,829
	Noble Finance II, LLC 8.00% 4/15/2030[1]	235	245
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,985	2,009
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	405	425
	NuStar Logistics, LP 6.00% 6/1/2026	286	286
	Parkland Corp. 4.625% 5/1/2030[1]	440	402
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	58	59
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,840	2,038
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	1,165	1,198
	Petroleos Mexicanos 6.875% 10/16/2025	350	349
	Petroleos Mexicanos 8.75% 6/2/2029	732	719
	Petroleos Mexicanos 5.95% 1/28/2031	485	391
	Petroleos Mexicanos 6.95% 1/28/2060	425	281
	Pluspetrol Camisea SA 6.24% 7/3/2036[1]	150	150
	Range Resources Corp. 4.875% 5/15/2025	362	360
	Range Resources Corp. 8.25% 1/15/2029	585	607
	Range Resources Corp. 4.75% 2/15/2030[1]	538	505
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	1,185	1,197
	Southwestern Energy Co. 5.375% 3/15/2030	1,290	1,247
	Southwestern Energy Co. 4.75% 2/1/2032	370	341
	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	335	302
	Sunoco, LP 6.00% 4/15/2027	547	547
	Sunoco, LP 5.875% 3/15/2028	290	289
	Sunoco, LP 7.00% 9/15/2028[1]	1,645	1,687
	Sunoco, LP 7.00% 5/1/2029[1]	300	308

197	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Sunoco, LP 4.50% 5/15/2029	USD1,970	$1,844
	Sunoco, LP 4.50% 4/30/2030	1,955	1,810
	Sunoco, LP 7.25% 5/1/2032[1]	785	813
	Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	85	85
	Talos Production, Inc. 9.00% 2/1/2029[1]	1,110	1,166
	Talos Production, Inc. 9.375% 2/1/2031[1]	1,145	1,210
	Targa Resources Partners, LP 6.50% 7/15/2027	133	134
	Targa Resources Partners, LP 6.875% 1/15/2029	915	939
	Targa Resources Partners, LP 5.50% 3/1/2030	327	325
	Targa Resources Partners, LP 4.875% 2/1/2031	695	664
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	575	585
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	474	474
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	1,032	1,066
	Transocean, Inc. 8.25% 5/15/2029[1]	290	291
	Transocean, Inc. 8.75% 2/15/2030[1]	512	538
	Transocean, Inc. 8.50% 5/15/2031[1]	520	521
	Transocean, Inc. 6.80% 3/15/2038	540	448
	USA Compression Partners, LP 6.875% 9/1/2027	247	248
	USA Compression Partners, LP 7.125% 3/15/2029[1]	700	706
	Valaris, Ltd. 8.375% 4/30/2030[1]	450	466
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,085
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	195	198
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	2,250	2,021
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,260	1,075
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	710	732
	Venture Global LNG, Inc. 9.50% 2/1/2029[1]	405	444
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	1,000	1,038
	Vital Energy, Inc. 7.875% 4/15/2032[1]	1,045	1,063
	W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	365
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	2,966	3,076
	Western Midstream Operating, LP 3.10% 2/1/2025[7]	35	34
	Western Midstream Operating, LP 4.50% 3/1/2028	239	231
	Western Midstream Operating, LP 5.25% 2/1/2050[7]	300	263
			130,824

Communication services 12.14%
	Altice France Holding SA 10.50% 5/15/2027[1]	1,080	432
	Altice France SA 5.125% 7/15/2029[1]	2,227	1,468
	Altice France SA 5.50% 10/15/2029[1]	380	251
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN5,750	306
	CCO Holdings, LLC 5.50% 5/1/2026[1]	USD102	101
	CCO Holdings, LLC 5.00% 2/1/2028[1]	901	843
	CCO Holdings, LLC 5.375% 6/1/2029[1]	360	328
	CCO Holdings, LLC 6.375% 9/1/2029[1]	300	285
	CCO Holdings, LLC 4.75% 3/1/2030[1]	3,521	3,052
	CCO Holdings, LLC 4.50% 8/15/2030[1]	2,634	2,232
	CCO Holdings, LLC 4.25% 2/1/2031[1]	3,093	2,528
	CCO Holdings, LLC 4.75% 2/1/2032[1]	2,324	1,905
	CCO Holdings, LLC 4.50% 5/1/2032	1,768	1,425
	CCO Holdings, LLC 4.50% 6/1/2033[1]	1,568	1,235
	CCO Holdings, LLC 4.25% 1/15/2034[1]	3,431	2,607
	Charter Communications Operating, LLC 5.25% 4/1/2053	400	314
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	499
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	264
	Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	690	661
	Connect Finco SARL 6.75% 10/1/2026[1]	3,510	3,391
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	186
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/2028[5,6]	1,157	1,115
	Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	503	10

American Funds Insurance Series	198

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	USD1,056	$22
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[3,5]	87	124
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	3,021	2,844
	DIRECTV Financing, LLC 8.875% 2/1/2030[1]	325	318
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[5,6]	669	672
	DISH DBS Corp. 5.875% 11/15/2024	11,610	11,034
	DISH DBS Corp. 7.75% 7/1/2026	735	457
	DISH DBS Corp. 5.25% 12/1/2026[1]	515	407
	DISH Network Corp. 11.75% 11/15/2027[1]	5,840	5,732
	Embarq Corp. 7.995% 6/1/2036	3,649	479
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	820	801
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	3,315	3,127
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	3,070	2,819
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,025	894
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	1,685	1,468
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	710	732
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	185	191
	Gray Television, Inc. 7.00% 5/15/2027[1]	2,580	2,378
	Gray Television, Inc. 10.50% 7/15/2029[1]	3,560	3,583
	Gray Television, Inc. 4.75% 10/15/2030[1]	817	491
	Gray Television, Inc. 5.375% 11/15/2031[1]	3,725	2,115
	Gray Television, Inc., Term Loan B, (1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/2029[5,6]	830	790
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	2,295	2,141
	Lamar Media Corp. 4.00% 2/15/2030	260	236
	Lamar Media Corp. 3.625% 1/15/2031	160	141
	Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	173
	Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2,3]	2,558	377
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,3,4,5]	347	330
	Likewize Corp. 9.75% 10/15/2025[1]	140	141
	Merlin Entertainments Group U.S. Holdings, Inc. 7.375% 2/15/2031[1]	330	337
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	1,975	1,826
	News Corp. 3.875% 5/15/2029[1]	1,240	1,143
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	324	308
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,195	2,844
	Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	680	474
	Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	1,865	1,756
	Sirius XM Radio, Inc. 5.00% 8/1/2027[1]	220	211
	Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	2,914	2,635
	Sirius XM Radio, Inc. 5.50% 7/1/2029[1]	485	456
	Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	1,973	1,687
	Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	4,248	3,471
	Sprint Capital Corp. 6.875% 11/15/2028	316	335
	Sprint Capital Corp. 8.75% 3/15/2032	716	862
	Sprint, LLC 7.625% 3/1/2026	480	494
	TEGNA, Inc. 5.00% 9/15/2029	366	324
	T-Mobile USA, Inc. 3.375% 4/15/2029	860	795
	Univision Communications, Inc. 6.625% 6/1/2027[1]	3,170	3,038
	Univision Communications, Inc. 8.00% 8/15/2028[1]	2,455	2,396
	Univision Communications, Inc. 4.50% 5/1/2029[1]	4,762	4,007
	Univision Communications, Inc. 7.375% 6/30/2030[1]	2,235	2,081
	Univision Communications, Inc. 8.50% 7/31/2031[1]	960	933
	Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.585% 6/24/2029[5,6]	68	69
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	1,975
	VZ Secured Financing BV 5.00% 1/15/2032[1]	600	512
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,450	1,316

199	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	USD580	$518
	WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	194
	Ziggo BV 4.875% 1/15/2030[1]	865	770
			108,222

Consumer discretionary 10.40%
	Advance Auto Parts, Inc. 1.75% 10/1/2027	199	174
	Advance Auto Parts, Inc. 5.95% 3/9/2028	933	926
	Advance Auto Parts, Inc. 3.90% 4/15/2030	1,121	1,014
	Advance Auto Parts, Inc. 3.50% 3/15/2032	1,004	854
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.208% 2/2/2026[5,6]	338	331
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	841	837
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	265	242
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	580	508
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	1,904	1,968
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,275	1,180
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	865	784
	Bath & Body Works, Inc. 6.875% 11/1/2035	1,836	1,854
	Bath & Body Works, Inc. 6.75% 7/1/2036	875	872
	Boyd Gaming Corp. 4.75% 12/1/2027	441	425
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	345	313
	Boyne USA, Inc. 4.75% 5/15/2029[1]	650	607
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	3,769	3,458
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	1,967	2,011
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	1,235	1,242
	Carnival Corp. 5.75% 3/1/2027[1]	890	880
	Carnival Corp. 4.00% 8/1/2028[1]	2,440	2,293
	Carnival Corp. 6.00% 5/1/2029[1]	2,556	2,526
	Carnival Corp. 10.50% 6/1/2030[1]	1,564	1,700
	Clarios Global, LP 6.25% 5/15/2026[1]	140	140
	Clarios Global, LP 8.50% 5/15/2027[1]	315	317
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	1,540	1,594
	Dana, Inc. 4.50% 2/15/2032	195	168
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,295	1,180
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	1,745	1,534
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,365	1,231
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[5,6]	336	337
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[5,6]	102	102
	Ford Motor Co. 3.25% 2/12/2032	210	174
	Ford Motor Co. 6.10% 8/19/2032	250	250
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	799	815
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	695	670
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	108
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	300	290
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	389
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	770	688
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,215	1,285
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	280	283
	Gap, Inc. 3.625% 10/1/2029[1]	170	147
	Gap, Inc. 3.875% 10/1/2031[1]	108	90
	Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]	225	228
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	714	699
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,821	1,910
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[5,6]	1,258	1,264
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	392
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	936

American Funds Insurance Series	200

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	USD591	$552
	Hyundai Capital America 1.65% 9/17/2026[1]	70	64
	International Game Technology PLC 6.50% 2/15/2025[1]	201	201
	International Game Technology PLC 4.125% 4/15/2026[1]	465	453
	International Game Technology PLC 5.25% 1/15/2029[1]	1,065	1,031
	KB Home 6.875% 6/15/2027	330	338
	KB Home 7.25% 7/15/2030	330	340
	Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	335
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	4,230	3,960
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	2,000	2,089
	Levi Strauss & Co. 3.50% 3/1/2031[1]	915	793
	LGI Homes, Inc. 8.75% 12/15/2028[1]	445	464
	Light and Wonder International, Inc. 7.00% 5/15/2028[1]	735	739
	Light and Wonder International, Inc. 7.25% 11/15/2029[1]	960	981
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	305	315
	Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	203
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,090	980
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	700	624
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	803	846
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	690	635
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	595	558
	Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	485
	MGM Resorts International 5.50% 4/15/2027	200	197
	Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.446% 9/9/2026[5,6]	227	228
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	375	370
	NCL Corp., Ltd. 7.75% 2/15/2029[1]	360	375
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	1,650	1,632
	Newell Brands Inc. 6.625% 9/15/2029	435	427
	Party City Holdings, Inc. 0% 10/12/2028[4]	500	— [8]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,3]	2,366	2,285
	PENN Entertainment, Inc. 4.125% 7/1/2029[1]	15	13
	QVC, Inc. 4.45% 2/15/2025	580	571
	Rakuten Group, Inc. 9.75% 4/15/2029[1]	375	387
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	492	509
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	660	619
	Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	70	69
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	435	430
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	860	909
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	60	64
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	553	573
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	1,725	1,741
	Sally Holdings, LLC 6.75% 3/1/2032	1,792	1,772
	Scientific Games Holdings, LP 6.625% 3/1/2030[1]	805	785
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.306% 4/4/2029[5,6]	497	497
	Service Corp. International 4.00% 5/15/2031	305	272
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,735	1,568
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,525	2,225
	Station Casinos, LLC 6.625% 3/15/2032[1]	320	319
	STL Holding Co., LLC 8.75% 2/15/2029[1]	295	308
	Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	86
	Travel + Leisure Co. 4.50% 12/1/2029[1]	370	341
	Universal Entertainment Corp. 8.75% 12/11/2024[1]	4,610	4,966
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	1,075	1,089
	Valvoline, Inc. 3.625% 6/15/2031[1]	630	544
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[1]	710	731
	Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	1,435	1,483
	Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/30/2031[5,6]	420	423
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	1,040	1,018

201	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	USD455	$424
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	459
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	256
	ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	296
	ZF North America Capital, Inc. 7.125% 4/14/2030[1]	250	259
			92,726

Health care 9.26%
	AdaptHealth, LLC 6.125% 8/1/2028[1]	535	511
	AdaptHealth, LLC 4.625% 8/1/2029[1]	1,015	881
	AdaptHealth, LLC 5.125% 3/1/2030[1]	1,475	1,292
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	1,295	1,193
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,040	1,943
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	905	824
	Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.689% 5/10/2027[5,6]	450	446
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	619	561
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	716	499
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,599	4,288
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,256	1,139
	Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	245	204
	Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	875	698
	Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	982	517
	Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	3,610	2,706
	Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	177
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,732	814
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	3,317	1,555
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/2027[5,6]	351	321
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	815	800
	Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	455	436
	Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	1,078	1,033
	Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.344% 2/22/2028[5,6]	562	563
	Centene Corp. 4.25% 12/15/2027	337	322
	Centene Corp. 4.625% 12/15/2029	1,495	1,415
	Centene Corp. 3.375% 2/15/2030	217	193
	Centene Corp. 3.00% 10/15/2030	295	252
	Centene Corp. 2.50% 3/1/2031	1,125	924
	Centene Corp. 2.625% 8/1/2031	615	506
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	186	176
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	680	621
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,510	1,407
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,845	1,523
	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,020	803
	CHS / Community Health Systems, Inc. 10.875% 1/15/2032[1]	185	193
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	405	411
	DaVita, Inc. 4.625% 6/1/2030[1]	690	624
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	2,855	2,950
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[5,6]	2,170	2,168
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 7/1/2030[5,6]	178	178
	Grifols SA 4.75% 10/15/2028[1]	1,960	1,693
	Grifols, SA 7.50% 5/1/2030[4]	EUR1,400	1,499
	HCA, Inc. 5.625% 9/1/2028	USD1,300	1,312
	HCA, Inc. 3.50% 9/1/2030	180	162
	HCA, Inc. 4.625% 3/15/2052	233	188
	HCA, Inc. 7.50% 11/15/2095	250	270
	Hologic, Inc. 3.25% 2/15/2029[1]	415	373

American Funds Insurance Series	202

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	IQVIA, Inc. 5.00% 10/15/2026[1]	USD603	$592
	IQVIA, Inc. 6.50% 5/15/2030[1]	245	249
	Jazz Securities DAC 4.375% 1/15/2029[1]	261	242
	Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	284	309
	Medline Borrower, LP 3.875% 4/1/2029[1]	225	207
	Medline Borrower, LP 6.25% 4/1/2029[1]	1,114	1,128
	Medline Borrower, LP 5.25% 10/1/2029[1]	1,760	1,681
	Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/2028[5,6]	556	558
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	830	782
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	2,514	2,237
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,650	2,299
	Option Care Health, Inc. 4.375% 10/31/2029[1]	290	266
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,710	1,476
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	2,310	2,102
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[1,3]	2,468	2,317
	Radiology Partners, Inc. 9.78% PIK 2/15/2030[1,3]	2,427	1,945
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[3,5,6]	1,761	1,675
	Select Medical Corp. 6.25% 8/15/2026[1]	554	557
	Star Parent, Inc. 9.00% 10/1/2030[1]	560	589
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	365	366
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	495	501
	Surgery Center Holdings, Inc., Term Loan B2, (1-month USD CME Term SOFR + 2.75%) 8.092% 12/19/2030[5,6]	345	346
	Team Health Holdings, Inc. 6.375% 2/1/2025[1]	244	234
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.58% 3/2/2027[5,6]	271	253
	Tenet Healthcare Corp. 6.25% 2/1/2027	500	500
	Tenet Healthcare Corp. 5.125% 11/1/2027	265	260
	Tenet Healthcare Corp. 4.625% 6/15/2028	440	419
	Tenet Healthcare Corp. 6.125% 10/1/2028	460	458
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,535	1,431
	Tenet Healthcare Corp. 4.375% 1/15/2030	895	830
	Tenet Healthcare Corp. 6.125% 6/15/2030	25	25
	Tenet Healthcare Corp. 6.75% 5/15/2031	1,490	1,514
	Tenet Healthcare Corp. 6.875% 11/15/2031	100	106
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	1,784	1,676
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	745	719
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	813	833
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,640	5,430
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	430
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	754	839
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	822	575
			82,520

Materials 8.97%
	Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	503
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	1,495	1,535
	ArcelorMittal SA 6.80% 11/29/2032	315	332
	ArcelorMittal SA 7.00% 10/15/2039	488	525
	ArcelorMittal SA 6.75% 3/1/2041	755	771
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	1,290	1,093
	ATI, Inc. 4.875% 10/1/2029	690	646
	ATI, Inc. 7.25% 8/15/2030	375	388
	ATI, Inc. 5.125% 10/1/2031	1,110	1,027
	Avient Corp. 7.125% 8/1/2030[1]	335	342
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	240	250
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	460	448

203	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Ball Corp. 6.875% 3/15/2028	USD465	$478
	Ball Corp. 6.00% 6/15/2029	350	352
	Ball Corp. 2.875% 8/15/2030	160	136
	Ball Corp. 3.125% 9/15/2031	1,220	1,033
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,300	1,167
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,158	1,151
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	1,871	1,773
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	550	545
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,240	1,986
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	990	980
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	505	430
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,615	3,733
	CVR Partners, LP 6.125% 6/15/2028[1]	685	659
	Element Solutions, Inc. 3.875% 9/1/2028[1]	630	580
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,465	7,301
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	5,620	5,879
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	413
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	391
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	9,012
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,845
	INEOS Finance PLC 6.75% 5/15/2028[1]	500	502
	INEOS Finance PLC 7.50% 4/15/2029[1]	285	288
	Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	598
	LABL, Inc. 10.50% 7/15/2027[1]	160	157
	LABL, Inc. 5.875% 11/1/2028[1]	730	667
	LABL, Inc. 9.50% 11/1/2028[1]	302	305
	LSB Industries, Inc. 6.25% 10/15/2028[1]	625	603
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	383
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	900	902
	Methanex Corp. 5.125% 10/15/2027	2,415	2,331
	Methanex Corp. 5.25% 12/15/2029	462	446
	Methanex Corp. 5.65% 12/1/2044	465	402
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	263	265
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,549	1,586
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,960	2,060
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	630	653
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	1,741	1,667
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	245	260
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,372
	NOVA Chemicals Corp. 9.00% 2/15/2030[1]	2,125	2,245
	Novelis Corp. 3.25% 11/15/2026[1]	690	650
	Novelis Corp. 4.75% 1/30/2030[1]	478	444
	Novelis Corp. 3.875% 8/15/2031[1]	987	855
	Olin Corp. 5.625% 8/1/2029	200	196
	Olin Corp. 5.00% 2/1/2030	180	170
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	600	601
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	615
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	1,285	1,210
	Summit Materials, LLC 6.50% 3/15/2027[1]	360	361
	Summit Materials, LLC 5.25% 1/15/2029[1]	755	729
	Summit Materials, LLC 7.25% 1/15/2031[1]	385	399
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	514
	Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	324
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	1,025	1,018
	Tronox, Inc. 4.625% 3/15/2029[1]	740	669

American Funds Insurance Series	204

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[3,5,6]	USD393	$396
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[3,5,6]	825	822
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	623	637
			80,006

Financials 8.23%
	AG Issuer, LLC 6.25% 3/1/2028[1]	1,211	1,186
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	907	941
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	660	619
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	1,801	1,778
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,460	1,368
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	660	667
	AmWINS Group, Inc. 6.375% 2/15/2029[1]	765	768
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,220	1,137
	Aretec Group, Inc. 7.50% 4/1/2029[1]	3,168	3,057
	Aretec Group, Inc. 10.00% 8/15/2030[1]	1,260	1,372
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	342
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	180	182
	Block, Inc. 2.75% 6/1/2026	1,640	1,550
	Block, Inc. 3.50% 6/1/2031	1,605	1,386
	Block, Inc. 6.50% 5/15/2032[1]	2,270	2,303
	Blue Owl Capital Corp. 3.40% 7/15/2026	290	273
	Blue Owl Capital Corp. III 3.125% 4/13/2027	600	549
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	919
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	372
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	1,060	1,106
	BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	575	537
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	835	808
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	2,830	2,429
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	2,745	2,203
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	4,290	4,073
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	1,230	1,114
	GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	607	609
	Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,199
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	960	954
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	885	880
	HUB International, Ltd. 5.625% 12/1/2029[1]	240	227
	HUB International, Ltd. 7.25% 6/15/2030[1]	767	787
	HUB International, Ltd. 7.375% 1/31/2032[1]	630	639
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[5,6]	172	173
	Intercontinental Exchange, Inc. 3.625% 9/1/2028[1]	410	387
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,335	1,221
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	160	140
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	445	449
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	715	656
	MSCI, Inc. 3.875% 2/15/2031[1]	630	568
	MSCI, Inc. 3.625% 11/1/2031[1]	341	299
	MSCI, Inc. 3.25% 8/15/2033[1]	584	483
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	380	383
	Navient Corp. 5.875% 10/25/2024	1,295	1,294
	Navient Corp. 6.75% 6/25/2025	550	550
	Navient Corp. 6.75% 6/15/2026	640	644
	Navient Corp. 5.00% 3/15/2027	2,723	2,602
	Navient Corp. 4.875% 3/15/2028	550	505
	Navient Corp. 5.50% 3/15/2029	2,280	2,084
	Navient Corp. 9.375% 7/25/2030	300	316

205	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Navient Corp. 11.50% 3/15/2031	USD2,675	$2,949
	Navient Corp. 5.625% 8/1/2033	1,478	1,181
	OneMain Finance Corp. 7.125% 3/15/2026	1,335	1,358
	OneMain Finance Corp. 5.375% 11/15/2029	120	113
	OneMain Finance Corp. 7.875% 3/15/2030	915	944
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	4,111	4,236
	Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 9.344% 8/17/2028[5,6]	354	356
	Owl Rock Capital Corp. 3.75% 7/22/2025	600	585
	Oxford Finance, LLC 6.375% 2/1/2027[1]	1,753	1,690
	Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	1,490	1,508
	Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	486
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	720	668
	Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	655	621
	Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	225	228
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[5,6]	4,960	5,069
	USI, Inc. 7.50% 1/15/2032[1]	320	325
			73,405

Information technology 7.22%
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	60	57
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	580	544
	Boxer Parent Co., Inc. 7.125% 10/2/2025[1]	180	181
	Boxer Parent Co., Inc. 9.125% 3/1/2026[1]	240	241
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	1,205	1,158
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	5,385	5,229
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	1,400	1,428
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[5,6]	2,185	2,186
	CommScope Technologies, LLC 6.00% 6/15/2025[1]	4,084	3,332
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	1,340	557
	CommScope, Inc. 6.00% 3/1/2026[1]	2,253	1,980
	CommScope, Inc. 8.25% 3/1/2027[1]	762	362
	CommScope, Inc. 7.125% 7/1/2028[1]	309	128
	CommScope, Inc. 4.75% 9/1/2029[1]	530	368
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[5,6]	2,078	1,876
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[1,5,6]	9,800	10,154
	Entegris, Inc. 4.75% 4/15/2029[1]	370	354
	Fair Isaac Corp. 4.00% 6/15/2028[1]	855	800
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6,9]	3,647	3,665
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,6,9]	40	40
	Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	440	451
	Gartner, Inc. 4.50% 7/1/2028[1]	1,038	1,001
	Gartner, Inc. 3.625% 6/15/2029[1]	19	17
	Gartner, Inc. 3.75% 10/1/2030[1]	776	697
	Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]	345	312
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	2,750	2,803
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,255	2,523
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	2,380	1,109
	Imola Merger Corp. 4.75% 5/15/2029[1]	300	281
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	1,400	1,427
	McAfee Corp. 7.375% 2/15/2030[1]	865	800
	MicroStrategy, Inc. 6.125% 6/15/2028[1]	760	737
	NCR Atleos Corp. 9.50% 4/1/2029[1]	2,530	2,737

American Funds Insurance Series	206

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	NCR Voyix Corp. 5.125% 4/15/2029[1]	USD1,179	$1,111
	Open Text Corp. 3.875% 2/15/2028[1]	645	598
	Open Text Corp. 3.875% 12/1/2029[1]	465	417
	Open Text Holdings, Inc. 4.125% 12/1/2031[1]	220	194
	Rocket Software, Inc. 6.50% 2/15/2029[1]	330	288
	Synaptics, Inc. 4.00% 6/15/2029[1]	375	340
	UKG, Inc. 6.875% 2/1/2031[1]	1,855	1,880
	UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/2031[5,6]	874	878
	Unisys Corp. 6.875% 11/1/2027[1]	975	857
	Viasat, Inc. 5.625% 9/15/2025[1]	1,445	1,403
	Viasat, Inc. 5.625% 4/15/2027[1]	600	538
	Viasat, Inc. 6.50% 7/15/2028[1]	870	659
	Viasat, Inc. 7.50% 5/30/2031[1]	2,079	1,384
	Viavi Solutions, Inc. 3.75% 10/1/2029[1]	230	195
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,7,9]	3,110	3,027
	Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	375
	Xerox Holdings Corp. 8.875% 11/30/2029[1]	440	420
	Zebra Technologies Corp. 6.50% 6/1/2032[1]	300	304
			64,403

Industrials 6.54%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	217	215
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	261	266
	ADT Security Corp. 4.125% 8/1/2029[1]	200	185
	Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,045	917
	Alta Equipment Group, Inc. 9.00% 6/1/2029[1]	300	279
	Ambipar Lux SARL 9.875% 2/6/2031[1]	380	369
	American Airlines, Inc. 8.50% 5/15/2029[1]	415	431
	Aramark Services, Inc. 5.00% 4/1/2025[1]	140	139
	Atkore, Inc. 4.25% 6/1/2031[1]	915	807
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	851
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	55	51
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	1,325	1,214
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	1,055	1,046
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,888
	Boeing Co. 6.528% 5/1/2034[1]	896	918
	Boeing Co. 6.858% 5/1/2054[1]	386	396
	Bombardier, Inc. 7.125% 6/15/2026[1]	441	448
	Bombardier, Inc. 7.875% 4/15/2027[1]	535	537
	Bombardier, Inc. 6.00% 2/15/2028[1]	560	554
	Bombardier, Inc. 7.45% 5/1/2034[1]	115	129
	Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	430	465
	Brand Industrial Services, Inc., Term Loan C, (3-month USD CME Term SOFR + 4.50%) 9.827% 8/1/2030[5,6]	228	229
	Brink’s Co. (The) 6.50% 6/15/2029[1]	170	172
	Brink’s Co. (The) 4.625% 10/15/2027[1]	719	690
	BWX Technologies, Inc. 4.125% 6/30/2028[1]	165	154
	BWX Technologies, Inc. 4.125% 4/15/2029[1]	335	310
	Champions Financing, Inc. 8.75% 2/15/2029[1]	715	734
	Chart Industries, Inc. 7.50% 1/1/2030[1]	523	541
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	915	851
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	890	827
	Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	742
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	116	116
	CoreLogic, Inc. 4.50% 5/1/2028[1]	2,824	2,566
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[5,6]	660	648
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	980	911
	Enviri Corp. 5.75% 7/31/2027[1]	480	457

207	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	USD1,850	$1,911
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	575	597
	ESAB Corp. 6.25% 4/15/2029[1]	525	529
	GFL Environmental, Inc. 4.00% 8/1/2028[1]	430	400
	Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	197
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	235	239
	Hertz Corp. (The) 4.625% 12/1/2026[1]	220	160
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,6]	151	137
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,6]	29	26
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]	745	772
	Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[5,6]	350	351
	Icahn Enterprises, LP 6.25% 5/15/2026	897	891
	Icahn Enterprises, LP 5.25% 5/15/2027	1,219	1,145
	Icahn Enterprises, LP 9.75% 1/15/2029[1]	745	773
	Icahn Enterprises, LP 4.375% 2/1/2029	675	578
	Maxim Crane Works Holdings Capital, LLC 11.50% 9/1/2028[1]	450	465
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	1,282	1,285
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	309	311
	Moog, Inc. 4.25% 12/9/2027[1]	395	375
	Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	252
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	315	292
	Owens Corning 3.50% 2/15/2030[1]	530	483
	Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	567
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	1,320	1,350
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	475	440
	Reworld Holding Corp. 4.875% 12/1/2029[1]	990	905
	Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,318
	Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	581	592
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	468	489
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	110	101
	Sabre GLBL, Inc. 8.625% 6/1/2027[1]	50	46
	Seagate HDD Cayman 8.25% 12/15/2029	190	204
	Seagate HDD Cayman 8.50% 7/15/2031	455	490
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	795	694
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	440	429
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,218	1,142
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	1,249	1,346
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	3,190	3,523
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[5,6]	1,092	1,101
	Stericycle, Inc. 3.875% 1/15/2029[1]	65	61
	Titan International, Inc. 7.00% 4/30/2028	750	722
	TransDigm, Inc. 5.50% 11/15/2027	1,030	1,012
	TransDigm, Inc. 6.375% 3/1/2029[1]	1,320	1,328
	TransDigm, Inc. 4.875% 5/1/2029	380	356
	TransDigm, Inc. 6.875% 12/15/2030[1]	355	363
	TransDigm, Inc. 6.625% 3/1/2032[1]	1,225	1,239
	United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	116
	United Rentals (North America), Inc. 3.875% 2/15/2031	720	643
	United Rentals (North America), Inc. 3.75% 1/15/2032	505	440
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	310	309
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	1,600	1,619
	Wrangler Holdco Corp. 6.625% 4/1/2032[1]	325	324
	XPO, Inc. 7.125% 6/1/2031[1]	533	545
	XPO, Inc. 7.125% 2/1/2032[1]	270	277
			58,313

American Funds Insurance Series	208

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 5.89%
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	USD2,063	$1,272
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	1,392	832
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	465	381
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,369	1,342
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	574	535
	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/31/2030[5,6]	294	296
	Forestar Group, Inc. 3.85% 5/15/2026[1]	465	446
	Forestar Group, Inc. 5.00% 3/1/2028[1]	92	88
	Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	255	269
	HAT Holdings I, LLC 8.00% 6/15/2027[1]	300	312
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	1,327	1,263
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	2,513	2,250
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	3,083	2,658
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,006	976
	Iron Mountain, Inc. 5.25% 3/15/2028[1]	1,214	1,176
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	352
	Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	214
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	3,075	2,925
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,660	1,500
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,270	1,944
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,750	2,285
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,255	1,846
	Ladder Capital Finance Holdings LLP 5.25% 10/1/2025[1]	650	645
	Ladder Capital Finance Holdings LLP 4.25% 2/1/2027[1]	1,249	1,184
	Ladder Capital Finance Holdings LLP 4.75% 6/15/2029[1]	780	721
	MPT Operating Partnership, LP 5.00% 10/15/2027	5,968	4,935
	MPT Operating Partnership, LP 3.50% 3/15/2031	1,134	740
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	770
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	380	385
	RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	707
	SBA Communications Corp. 3.125% 2/1/2029	131	117
	Service Properties Trust 5.25% 2/15/2026	117	113
	Service Properties Trust 4.75% 10/1/2026	1,445	1,355
	Service Properties Trust 4.95% 2/15/2027	1,931	1,756
	Service Properties Trust 5.50% 12/15/2027	350	325
	Service Properties Trust 3.95% 1/15/2028	2,682	2,249
	Service Properties Trust 8.375% 6/15/2029	1,985	1,953
	Service Properties Trust 4.95% 10/1/2029	2,139	1,625
	Service Properties Trust 4.375% 2/15/2030	941	666
	Service Properties Trust 8.625% 11/15/2031[1]	4,465	4,658
	Service Properties Trust 8.875% 6/15/2032	1,050	980
	VICI Properties, LP 3.50% 2/15/2025[1]	261	258
	VICI Properties, LP 4.625% 6/15/2025[1]	620	612
	VICI Properties, LP 3.875% 2/15/2029[1]	650	602
			52,518

Consumer staples 4.47%
	Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	870
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	993	894
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	465	440
	Amer Sports Co. 6.75% 2/16/2031[1]	575	574
	B&G Foods, Inc. 5.25% 4/1/2025	183	183
	B&G Foods, Inc. 5.25% 9/15/2027	1,383	1,283
	B&G Foods, Inc. 8.00% 9/15/2028[1]	965	982
	BJ’s Wholesale Club, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 7.329% 2/5/2029[5,6]	222	223
	Central Garden & Pet Co. 4.125% 10/15/2030	915	816
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	880	777
	Coty, Inc. 5.00% 4/15/2026[1]	1,135	1,121

209	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Coty, Inc. 4.75% 1/15/2029[1]	USD1,880	$1,788
	Coty, Inc. 6.625% 7/15/2030[1]	925	939
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,085	1,068
	Energizer Holdings, Inc. 4.375% 3/31/2029[1]	465	421
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	1,120	1,158
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[5,6]	160	161
	H.J. Heinz Co. 3.875% 5/15/2027	275	266
	H.J. Heinz Co. 4.375% 6/1/2046	26	21
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	370	322
	KeHE Distributors, LLC 9.00% 2/15/2029[1]	485	498
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	2,223	2,277
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	3,390	3,508
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]	640	641
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]	425	408
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	1,920	1,745
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	690
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	483	440
	Post Holdings, Inc. 5.625% 1/15/2028[1]	1,199	1,181
	Post Holdings, Inc. 5.50% 12/15/2029[1]	451	436
	Post Holdings, Inc. 4.625% 4/15/2030[1]	3,355	3,085
	Post Holdings, Inc. 4.50% 9/15/2031[1]	1,145	1,027
	Post Holdings, Inc. 6.25% 2/15/2032[1]	2,165	2,171
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	138	134
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	1,275	1,111
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	558	491
	TreeHouse Foods, Inc. 4.00% 9/1/2028	1,925	1,731
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,378	2,149
	United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.094% 5/1/2031[5,6]	1,345	1,353
	US Foods, Inc. 4.625% 6/1/2030[1]	510	474
			39,857

Utilities 1.82%
	Aegea Finance SARL 9.00% 1/20/2031[1]	330	343
	AmeriGas Partners, LP 5.50% 5/20/2025	102	102
	AmeriGas Partners, LP 5.75% 5/20/2027	302	285
	Calpine Corp. 4.50% 2/15/2028[1]	150	143
	Calpine Corp. 5.125% 3/15/2028[1]	518	499
	Calpine Corp. 3.75% 3/1/2031[1]	500	442
	DPL, Inc. 4.125% 7/1/2025	555	546
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,10]	1,155	1,151
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	167
	FirstEnergy Corp. 2.25% 9/1/2030	980	821
	MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.844% 3/28/2031[5,6]	280	282
	NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]	122	122
	NRG Energy, Inc. 3.625% 2/15/2031[1]	110	94
	Pacific Gas and Electric Co. 3.30% 8/1/2040	280	200
	Pacific Gas and Electric Co. 4.95% 7/1/2050	745	616
	Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,320
	PG&E Corp. 5.00% 7/1/2028	2,935	2,827
	PG&E Corp. 5.25% 7/1/2030	3,365	3,216
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	2,362	2,520
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[5,6]	282	285
	Vistra Operations Co., LLC 3.55% 7/15/2024[1]	231	231
			16,212

American Funds Insurance Series	210

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Municipals 0.02%
	Aeropuertos Dominicanos Siglo XXI, SA 7.00% 6/30/2034[1]	USD200	$203
	Total corporate bonds, notes & loans		799,209
U.S. Treasury bonds & notes 0.10%
U.S. Treasury 0.10%
	U.S. Treasury 3.875% 8/15/2033[11]	920	885
	Mortgage-backed obligations 0.08%
Collateralized mortgage-backed obligations 0.08%
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,4]	712	696
	Bonds & notes of governments & government agencies outside the U.S. 0.04%
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]		600	339
	Total bonds, notes & other debt instruments (cost: $822,620,000)			801,129
Convertible bonds & notes 0.07%
Communication services 0.07%
	DISH Network Corp., convertible notes, 3.375% 8/15/2026	925	578
	Total convertible bonds & notes (cost: $835,000)		578
	Common stocks 6.14%		Shares
Health care 2.56%
	Rotech Healthcare, Inc.[4,9,12]	201,793	19,877
	Endo, Inc.[12]	72,421	2,037
	Endo, Inc.[1,12]	25,905	728
	Endo, Inc. GUC 6.00% Escrow[4,12]	2,313,000	— [8]
	Endo, Inc., 1L 7.50% Escrow[4,12]	5,505,000	— [8]
	Endo, Inc., 2L 9.50% Escrow[4,12]	311,000	— [8]
	Endo, Inc., 1L 6.875% Escrow[4,12]	520,000	— [8]
	Endo, Inc., 1L 6.125% Escrow[4,12]	525,000	— [8]
	Mallinckrodt PLC[12]	3,631	194
			22,836

Information technology 1.21%
	Diebold Nixdorf, Inc.[12]	281,243	10,822

	Energy 0.90%
Ascent Resources - Utica, LLC, Class A4,9	62,978	2,647
Chesapeake Energy Corp.	29,829	2,452
	Weatherford International[12]	10,059	1,232
	Altera Infrastructure, LP4,12	9,127	682
	Constellation Oil Services Holding SA, Class B-1[4,12]	3,449,949	552
	Diamond Offshore Drilling, Inc.[12]	13,372	207
	Mesquite Energy, Inc.[4,12]	3,558	202
	Exxon Mobil Corp.	739	85
	Bighorn Permian Resources, LLC[4]	2,894	— [8]
			8,059

211	American Funds Insurance Series

American High-Income Trust (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 0.69%
	Talen Energy Corp.[12]	52,138	$5,789
	PG&E Corp.	18,786	328
			6,117

Consumer discretionary 0.38%
	Party City Holdco, Inc.[4,12]	126,254	2,199
	Party City Holdco, Inc.[1,4,12]	1,260	22
	NMG Parent, LLC[12]	9,965	1,134
	MYT Holding Co., Class B12	608,846	69
			3,424

Materials 0.26%
	Venator Materials PLC[4,12]	3,232	2,280

Real estate 0.07%
	WeWork, Inc.[4,12]	57,167	573

Communication services 0.04%
	Intelsat SA	8,182	307
	iHeartMedia, Inc., Class A12	22,639	25
			332

Financials 0.03%
	Navient Corp.	20,000	291
	Total common stocks (cost: $36,385,000)		54,734
Preferred securities 0.35%
Industrials 0.19%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,4,12]	1,022	1,751

Consumer discretionary 0.16%
	MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	2,095,904	1,416
	Total preferred securities (cost: $2,933,000)		3,167
	Rights & warrants 0.03%
Consumer discretionary 0.03%
	NMG Parent, LLC, warrants, expire 9/24/2027[12]	27,111	265
	Total rights & warrants (cost: $164,000)		265
	Short-term securities 2.29%
Money market investments 2.29%
	Capital Group Central Cash Fund 5.37%[13,14]	204,360	20,436
	Total short-term securities (cost: $20,435,000)		20,436
	Total investment securities 98.73% (cost: $883,372,000)		880,309
	Other assets less liabilities 1.27%		11,355
	Net assets 100.00%		$891,664

American Funds Insurance Series	212

American High-Income Trust (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	184	9/3/2024	USD72,605	$(36)
2 Year U.S. Treasury Note Futures	Long	118	10/3/2024	24,098	51
5 Year U.S. Treasury Note Futures	Long	135	10/3/2024	14,388	86
10 Year Ultra U.S. Treasury Note Futures	Short	8	9/30/2024	(908)	(6)
10 Year U.S. Treasury Note Futures	Short	14	9/30/2024	(1,540)	(14)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2024	(125)	(2)
					$79
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD5,069	$(323)	$(319)	$(4)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	4,645	(291)	(304)	13
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	13,634	(281)	(293)	12
					$(895)	$(916)	$21
Investments in affiliates14

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.29%
Money market investments 2.29%
Capital Group Central Cash Fund 5.37%[13]	$27,114	$112,431	$119,114	$3	$2	$20,436	$797
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[4,12]	9/26/2013	$4,331	$19,877	2.23%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6]	9/13/2023-5/31/2024	3,580	3,665.41
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,6]	9/13/2023-6/13/2024	40	40	.00 [15]

213	American Funds Insurance Series

American High-Income Trust (continued)
Restricted securities9 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,7]	6/23/2023	$3,024	$3,027	.34%
Ascent Resources - Utica, LLC, Class A4	11/15/2016	302	2,647.30
Total		$11,277	$29,256	3.28%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $597,161,000, which represented 66.97% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[4]	Value determined using significant unobservable inputs.
[5]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $43,759,000, which represented 4.91% of the net assets of the fund.

[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Step bond; coupon rate may change at a later date.
[8]	Amount less than one thousand.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $29,256,000, which represented 3.28% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $421,000, which represented .05% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Amount less than .01%.

Key to abbreviation(s)
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	214

American Funds Mortgage Fund
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 96.08%		Principal amount (000)	Value (000)
Mortgage-backed obligations 88.85%
Federal agency mortgage-backed obligations 86.83%
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD— [2]	$— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1	1
	Fannie Mae Pool #256583 5.00% 12/1/2036[1]	30	29
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2	2
	Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]	138	116
	Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	240	195
	Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	306	248
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8	8
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	17	14
	Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	79	68
	Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	165	142
	Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	86	75
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	6	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	3	3
	Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	186	161
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2	2
	Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	235	203
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	248	208
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4	4
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	106	89
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	2	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2	2
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	27	22
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	29	27
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	24	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	4	4
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	18	14
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	5	4
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	69	57
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	141	112
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	12	9
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1,3]	1,519	1,252
	Fannie Mae Pool #FM5940 2.00% 2/1/2051[1]	1,610	1,276
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	367	291
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1	1
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	189	164
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	25	21
	Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]	34	30
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	408	337
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	3	2
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	420	350
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	198	166
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	218	182
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	87	76
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	253	218
	Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]	1,111	1,019
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	180	160
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	40	40
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	36	36
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	461	435
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	98	95
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	72	71
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	111	113
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	30	28

215	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	USD2,540	$2,458
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	72	74
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	45	42
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	51	50
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	55	54
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	302	304
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	280	270
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	829	821
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	410	413
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	221	218
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	502	505
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	95	90
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	530	523
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	574	541
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,911	1,885
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	12	11
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	44	34
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	166	164
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	86	85
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	569	580
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	1,632	1,610
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	164	162
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	436	449
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	156	154
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	150	151
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	21	21
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	1,086	1,072
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	260	262
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	23	23
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	619	624
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	124	109
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	138	121
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	46	39
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	48	45
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	788	687
	Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	1	1
	Freddie Mac Pool #A18781 5.00% 3/1/2034[1,3]	518	512
	Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	1,584	1,282
	Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	298	260
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	90	75
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	84	70
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	28	23
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
	Freddie Mac Pool #760014 2.838% 8/1/2045[1,4]	265	256
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	16	14
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	24	21
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	16	15
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	14	13
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	24	22
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	45	43
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	23	23
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	15	15
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	16	14
	Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	141	122
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	5	4
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	182	144
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	195	161
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	320	254
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	1

American Funds Insurance Series	216

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	USD3	$2
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	297	236
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	228	196
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	74	58
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	60	50
	Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	173	155
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]	1,031	929
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	7	7
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	371	329
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	1,114	949
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	119	101
	Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	1,193	1,127
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	639	619
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	219	217
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	248	240
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	110	109
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	358	345
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	338	319
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	775	793
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	31	27
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	392	370
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	43	41
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	121	117
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	84	81
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	95	94
	Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	236	223
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	61	62
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	27	26
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	304	300
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	67	68
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	62	63
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	42	42
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	29	29
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	2	2
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	878	867
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	53	52
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1,3]	5,499	5,518
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	1,048	1,054
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	123	125
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	703	707
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	496	497
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	136	139
	Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]	1,077	1,042
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	667	645
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	481	475
	Freddie Mac Pool #RJ0668 6.00% 1/1/2054[1]	1,729	1,740
	Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	1,424	1,434
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	57	57
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	69	69
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	20	19
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	15	15
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	102	102
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	65	64
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	497	509
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	77	79
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	236	241
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	248	250
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	300	294
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]	88	81

217	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	USD83	$73
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	169	154
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]	118	109
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	22	18
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	95	90
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	28	24
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	16	14
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	220	207
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	12	11
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	312	271
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	324	285
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	271	235
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	286	269
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	324	282
	Government National Mortgage Assn. 2.50% 7/1/2054[1,5]	115	97
	Government National Mortgage Assn. 3.00% 7/1/2054[1,5]	113	98
	Government National Mortgage Assn. 4.00% 7/1/2054[1,5]	82	76
	Government National Mortgage Assn. 5.00% 7/1/2054[1,5]	5	5
	Government National Mortgage Assn. 5.50% 7/1/2054[1,5]	274	272
	Government National Mortgage Assn. 6.50% 7/1/2054[1,5]	310	314
	Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	626	596
	Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	247	231
	Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	50	47
	Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	496	464
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	70	72
	Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	77	73
	Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	160	159
	Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	11	11
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	80	79
	Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	80	70
	Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	187	170
	Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	86	78
	Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]	808	761
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	91	73
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	37	31
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	81	65
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	350	290
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	86	71
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	537	456
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	337	282
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	182	152
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	156	130
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	240	202
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5	4
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	169	157
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	257	244
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	15	14

American Funds Insurance Series	218

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #AN1825 4.518% 6/20/2065[1]	USD40	$39
	Government National Mortgage Assn. Pool #AO0461 4.539% 8/20/2065[1]	12	12
	Government National Mortgage Assn. Pool #AO0409 4.561% 12/20/2065[1]	37	36
	Government National Mortgage Assn. Pool #AO0385 4.439% 1/20/2066[1]	261	256
	Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	208	155
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,5]	350	316
	Uniform Mortgage-Backed Security 4.00% 7/1/2039[1,5]	125	120
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,5]	547	428
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,5]	2,624	2,233
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,5]	1,133	1,003
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[1,5]	1,290	1,181
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,5]	2,573	2,426
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,5]	5,770	5,577
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,5]	1,624	1,602
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,5]	5,198	5,213
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,5]	8,228	8,375
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,5]	111	115
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,5]	1,123	956
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,5]	445	420
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,5]	2,263	2,269
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,5]	3,746	3,811
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,5]	741	761
			95,840

Commercial mortgage-backed securities 1.61%
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[1,4,6]	100	100
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[1,4,6]	100	100
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[1,4,6]	891	881
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[1,4,6]	122	122
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,4,6]	379	380
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[1,4,6]	91	91
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.817% 8/15/2039[1,4]	100	100
			1,774

Collateralized mortgage-backed obligations (privately originated) 0.41%
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]	153	142
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]	68	59
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,4,6]	203	193
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]	22	21
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]	35	35
			450
	Total mortgage-backed obligations		98,064
U.S. Treasury bonds & notes 6.04%
U.S. Treasury 6.04%
	U.S. Treasury 4.25% 1/31/2026	1,410	1,397
	U.S. Treasury 4.50% 3/31/2026[3]	210	209
	U.S. Treasury 4.125% 7/31/2028	1,250	1,236
	U.S. Treasury 4.50% 5/31/2029	3,505	3,529
	U.S. Treasury 1.875% 2/15/2032	10	8

219	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 2/15/2041		USD240	$164
U.S. Treasury 3.25% 5/15/2042		106	88
U.S. Treasury 1.875% 11/15/2051		65	38
Total U.S. Treasury bonds & notes			6,669
Asset-backed obligations 1.19%
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]		62	62
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]		257	259
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]		86	85
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		60	61
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]		85	75
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]		105	93
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		134	121
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[1,4,6]		109	109
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		100	89
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]		100	100
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]		243	243
			1,309
Total bonds, notes & other debt instruments (cost: $107,355,000)			106,042
Short-term securities 36.85%	Weighted average yield at acquisition
Commercial paper 20.61%
BofA Securities, Inc. 7/19/2024[6]	5.330%	2,170	2,163
Chariot Funding, LLC 7/22/2024[6]	5.360	2,300	2,292
Coca-Cola Co. 7/17/2024[6]	5.330	1,656	1,651
Eli Lilly and Co. 8/9/2024[6]	5.320	1,200	1,193
Honeywell International, Inc. 9/24/2024[6]	5.300	1,400	1,382
Johnson & Johnson 7/11/2024[6]	5.310	2,300	2,296
Linde, Inc. 7/12/2024	5.310	2,500	2,495
Microsoft Corp. 7/10/2024[6]	5.300	2,300	2,296
Paccar Financial Corp. 7/12/2024	5.320	2,000	1,996
PepsiCo, Inc. 8/8/2024[6]	5.300	1,750	1,739
Procter & Gamble Co. 7/10/2024[6]	5.320	2,000	1,996
Wal-Mart Stores, Inc. 7/24/2024[6]	5.310	1,250	1,245
			22,744

U.S. Treasury bills 1.17%
U.S. Treasury 9/19/2024	5.102	1,300	1,285

Federal agency bills & notes 15.07%
Federal Farm Credit Banks 8/27/2024	5.130	1,000	992
Federal Home Loan Bank 7/1/2024	5.200	1,400	1,399
Federal Home Loan Bank 7/3/2024	5.248	5,000	4,998
Federal Home Loan Bank 8/2/2024	5.260	2,000	1,991
Federal Home Loan Bank 8/7/2024	5.258	2,300	2,288

American Funds Insurance Series	220

American Funds Mortgage Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 8/23/2024	5.260%	USD2,500	$2,481
Federal Home Loan Bank 8/30/2024	5.240	1,000	991
Tennessee Valley Authority 7/17/2024	5.267	1,500	1,496
Total short-term securities (cost: $40,676,000)			40,665
Total investment securities 132.93% (cost: $148,031,000)			146,707
Other assets less liabilities (32.93)%			(36,339)
Net assets 100.00%			$110,368
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	47	9/3/2024	USD18,546	$(4)
2 Year U.S. Treasury Note Futures	Long	286	10/3/2024	58,407	109
5 Year U.S. Treasury Note Futures	Long	191	10/3/2024	20,356	120
10 Year Ultra U.S. Treasury Note Futures	Long	67	9/30/2024	7,607	71
10 Year U.S. Treasury Note Futures	Long	34	9/30/2024	3,739	34
20 Year U.S. Treasury Bond Futures	Short	52	9/30/2024	(6,152)	(64)
30 Year Ultra U.S. Treasury Bond Futures	Long	16	9/30/2024	2,005	19
					$285
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$13	$—	$13
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	86	—	86
						$99	$—	$99

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $945,000, which represented .86% of the net assets of the fund.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,431,000, which represented
19.42% of the net assets of the fund.

221	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	222

Ultra-Short Bond Fund
Investment portfolio June 30, 2024unaudited

Short-term securities 97.89%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 93.14%
Alberta (Province of) 7/2/2024[1]	5.300%	USD10,000	$9,994
British Columbia (Province of) 7/25/2024	5.320	12,800	12,749
Cabot Trail Funding, LLC. 9/11/2024[1]	5.370	13,000	12,853
Chariot Funding, LLC 8/13/2024[1]	5.360	11,000	10,924
Chariot Funding, LLC 9/5/2024[1]	5.286	2,400	2,375
Cisco Systems, Inc. 10/1/2024[1]	5.320	10,000	9,859
Eli Lilly and Co. 8/9/2024[1]	5.320	11,800	11,727
Federation Des Caisses Desjardins 7/11/2024[1]	5.360	11,300	11,278
Honeywell International, Inc. 7/12/2024[1]	5.220	10,000	9,979
ING (U.S.) Funding, LLC 10/21/2024[1]	5.305	3,800	3,735
Johnson & Johnson 7/11/2024[1]	5.310	12,000	11,977
Komatsu Finance America, Inc. 8/1/2024[1]	5.350	10,100	10,049
Liberty Street Funding, LLC 7/25/2024[1]	5.380	10,700	10,657
L’Oréal USA, Inc. 9/11/2024[1]	5.330	9,000	8,900
LVMH Moët Hennessy Louis Vuitton, Inc. 7/9/2024[1]	5.139	12,000	11,981
Microsoft Corp. 7/18/2024[1]	5.300	12,000	11,965
Mizuho Bank, Ltd. 9/3/2024[1]	5.370	12,000	11,879
National Bank of Canada 7/26/2024[1]	5.350	11,600	11,552
Nederlandse Waterschapsbank NV 7/30/2024[1]	5.244	12,000	11,943
Nestlé Finance International, Ltd. 8/2/2024[1]	5.220	12,000	11,939
Novartis Finance Corp. 7/1/2024[1]	5.040	12,000	11,995
Oversea-Chinese Banking Corp., Ltd. 8/12/2024[1]	5.370	12,000	11,920
Pfizer, Inc. 7/16/2024[1]	5.280	6,500	6,483
Procter & Gamble Co. 7/10/2024[1]	5.320	12,000	11,979
Sanofi 9/6/2024[1]	5.340	12,000	11,876
Siemens Capital Co., LLC 8/27/2024[1]	5.320	12,000	11,894
Starbird Funding Corp. 12/30/2024[1]	5.292	9,000	8,753
Thunder Bay Funding, LLC 9/6/2024[1]	5.232	12,000	11,875
United Overseas Bank, Ltd. 8/12/2024[1]	5.360	11,800	11,721
Victory Receivables Corp. 8/5/2024[1]	5.310	12,000	11,932
Wal-Mart Stores, Inc. 7/24/2024[1]	5.217	12,200	12,153
			330,896
U.S. Treasury bills 2.81%
U.S. Treasury 7/9/2024	5.160	10,000	9,988
Federal agency bills & notes 1.94%
Federal Home Loan Bank 8/30/2024	5.240	2,000	1,982
Federal Home Loan Bank 11/6/2024	5.135	5,000	4,908
			6,890
Total short-term securities (cost: $347,924,000)			347,774
Total investment securities 97.89% (cost: $347,924,000)			347,774
Other assets less liabilities 2.11%			7,508
Net assets 100.00%			$355,282

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $318,147,000, which represented 89.55% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

223	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 97.72%		Principal amount (000)	Value (000)
Mortgage-backed obligations 59.12%
Federal agency mortgage-backed obligations 59.06%
	Fannie Mae Pool #735070 6.50% 10/1/2024[1]	USD— [2]	$— [2]
	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	18	18
	Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	19	19
	Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	— [2]	— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3	3
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	533	514
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,178	1,136
	Fannie Mae Pool #940890 6.50% 6/1/2037[1]	— [2]	— [2]
	Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3	3
	Fannie Mae Pool #256860 6.50% 8/1/2037[1]	10	10
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	12	12
	Fannie Mae Pool #970343 6.00% 2/1/2038[1]	13	13
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	4	4
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	19	19
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	8	8
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	26,307	22,139
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	287	283
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	158	156
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	31	31
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	134	133
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	22	21
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	97	96
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	13	13
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,623	2,195
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	8	8
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,206	1,009
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17	17
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	782	654
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	4	4
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	6	6
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	34	31
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7	6
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	58	52
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	3,895	3,532
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	48	43
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	14	13
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	7	7
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	6	6
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3	3
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5	5
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	115	107
	Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	2,802	2,535
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	36	32
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	70	65
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	94	88
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	25	23
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	15	15
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	1,005	911
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	382	346
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	96	86
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	495	447
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	275	247
	Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	3,160	2,741
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	818	681
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	29	25
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	507	418
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	172	143
	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,722	1,431
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	208	164
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	73	58

224

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	USD980	$782
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	622	491
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	10	8
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	5
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	4,965	4,297
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,457	1,201
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	174	145
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	636	525
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	45	36
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,135	941
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	734	639
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,128	1,833
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	424	333
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	181	150
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,390	2,940
	Fannie Mae Pool #CB3140 4.00% 3/1/2052[1]	465	427
	Fannie Mae Pool #CB3528 4.00% 5/1/2052[1]	621	569
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	108	85
	Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	2,944	2,700
	Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	57	56
	Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	50	49
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	229	179
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	2,499	2,214
	Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]	2,966	2,801
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	335	325
	Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	53	51
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	1,340	1,228
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	705	666
	Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]	9,296	9,007
	Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	949	898
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	855	809
	Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	9,067	8,791
	Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]	5,163	4,995
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	684	677
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	611	604
	Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	94	94
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	239	244
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	2,769	2,615
	Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	2,325	2,339
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	10	10
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	834	851
	Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	991	996
	Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	893	898
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	2,361	2,332
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	422	434
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	997	912
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	352	347
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	2,123	2,133
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	3,182	3,141
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,311	3,335
	Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]	2,253	2,266
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,031	2,045
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	1,680	1,688
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,498	1,510
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	3,039	2,869
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	392	370
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	10,796	10,653
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	1,952	1,960
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	337	339
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	476	449
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	223	220

225

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB7216 4.00% 9/1/2053[1]	USD28	$26
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	7,901	8,061
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	2,783	2,548
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	24,197	23,878
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	615	617
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	1,256	1,150
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	9,794	9,470
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	11,542	11,582
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	1,162	912
	Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]	25	23
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	557	550
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	161	159
	Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	15,334	15,651
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	4,372	4,457
	Fannie Mae Pool #MA5283 4.00% 2/1/2054[1]	941	861
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	529	522
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	2,812	2,894
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,073	1,059
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	1,339	1,325
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	235	232
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	735	742
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,509	1,550
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	6,251	6,167
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	3,356	3,381
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	8,385	8,447
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,250	1,040
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	393	371
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	484	421
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	1	1
	Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	1	1
	Freddie Mac Pool #1H1354 6.328% 11/1/2036[1,3]	40	41
	Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	247	244
	Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	541	535
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	702	588
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	687	575
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,628	1,361
	Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	9,902	8,471
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3	3
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	23	21
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	26	24
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	135	128
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	176	160
	Freddie Mac Pool #760014 2.838% 8/1/2045[1,3]	224	217
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	43	38
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	64	58
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,295	5,865
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	47	42
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	45	41
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	36	32
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	33	30
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	26	24
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	19	18
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	12	11
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	12	11
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,204	1,130
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	63	59
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	57	53
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	24	22
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	14	13

226

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	USD95	$89
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	6,020	5,585
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	180	173
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	94	90
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	62	59
	Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	19	18
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	154	139
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	43	39
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	341	308
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	175	158
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	30	26
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	1,259	991
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	1,952	1,609
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	34	27
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	56	44
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,179	1,731
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	148	128
	Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	9,069	7,556
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	451	355
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	473	393
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	296	246
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	139	120
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	12,058	10,865
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	170	151
	Freddie Mac Pool #QD9477 4.00% 4/1/2052[1]	377	345
	Freddie Mac Pool #8D0226 2.545% 5/1/2052[1,3]	466	411
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	7,955	7,048
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	193	183
	Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	800	774
	Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	51	50
	Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	46	45
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	890	841
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	218	206
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	129	122
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	10,604	10,268
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	2,020	1,849
	Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]	3,458	3,266
	Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,350	3,162
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	85	80
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,116	1,079
	Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	974	922
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,096	2,073
	Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	4,982	5,099
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[1]	5,073	4,651
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	819	750
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	955	943
	Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	908	914
	Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	474	478
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	89	84
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	854	843
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	561	555
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	8,262	8,300
	Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	1,930	1,942
	Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	300	308
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	1,610	1,589
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	16,740	16,827
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]	4,066	4,088
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	2,158	2,170
	Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	920	925
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	471	475
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	436	439

227

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	USD294	$296
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	202	206
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,444	2,509
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	2,144	2,191
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	1,971	2,027
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	1,897	1,955
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,365	1,410
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	1,000	1,026
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	735	750
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	536	555
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	18,552	18,310
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	651	644
	Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	27,043	27,168
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	23,237	23,315
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	794	784
	Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]	43,432	43,754
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	2,389	2,402
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	109	111
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	1,976	1,809
	Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]	15,438	14,927
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	5,535	5,564
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	14,828	15,102
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	749	706
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,491	3,445
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	832	784
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	1,032	945
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	175	165
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	2,190	2,161
	Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	6,718	6,856
	Freddie Mac Pool #SD4894 6.00% 2/1/2054[1]	4,955	4,994
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	261	262
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	814	804
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	623	617
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	113	112
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	500	503
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	504	499
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	2,785	2,850
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	12,810	12,913
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	1,167	1,194
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	3,347	3,372
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]	1,074	1,068
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875	3,803
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	3,926	3,600
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	759	651
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	307	267
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	3,988	3,638
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,567	3,268
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	835	701
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,181	1,048
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	407	383
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,736	3,289

228

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	USD474	$443
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,776	1,649
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	656	576
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	353	310
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,534	1,385
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	15,623	14,692
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	4,021	3,714
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,129	999
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	363
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	3,850	3,626
	Government National Mortgage Assn. 3.00% 7/1/2054[1,4]	435	379
	Government National Mortgage Assn. 3.50% 7/1/2054[1,4]	4,430	3,978
	Government National Mortgage Assn. 4.00% 7/1/2054[1,4]	4,565	4,219
	Government National Mortgage Assn. 5.50% 7/1/2054[1,4]	1,905	1,890
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	66	68
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	16	16
	Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	137	144
	Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	27	27
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	149	150
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	70	73
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	2,033	2,068
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	727	734
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	468	453
	Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	16	15
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	836	678
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	733	594
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,983	4,131
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	2,150	1,809
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	704	585
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	3,818	3,238
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	90	75
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,259	2,730
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,735	1,455
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,105	926
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	781	650
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	959	806
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	2,884	2,591
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	340	314
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	460	425
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	231	213
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	58	57
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	4,609	4,384
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	2,943	2,799
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	1,225	1,165
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	433	323
	Uniform Mortgage-Backed Security 2.00% 7/1/2039[1,4]	1,115	980
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,4]	2,275	2,055
	Uniform Mortgage-Backed Security 4.00% 7/1/2039[1,4]	920	885
	Uniform Mortgage-Backed Security 5.00% 7/1/2039[1,4]	780	773
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,4]	2,707	2,118
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,4]	18,627	15,847

229

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,4]		USD6,508	$5,761
Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,4]		585	565
Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,4]		4,911	4,844
Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,4]		3,176	3,186
Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,4]		174,084	177,199
Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,4]		1,088	1,119
Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,4]		3,086	2,628
Uniform Mortgage-Backed Security 3.50% 8/1/2054[1,4]		7,000	6,197
Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,4]		2,000	1,886
Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,4]		66,672	66,836
Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,4]		19,966	20,311
Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,4]		17,229	17,710
			1,016,742

Collateralized mortgage-backed obligations 0.06%
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]		1,094	1,039
Total mortgage-backed obligations			1,017,781
U.S. Treasury bonds & notes 34.36%
U.S. Treasury 31.33%
U.S. Treasury 1.75% 7/31/2024	10,270	10,241
U.S. Treasury 3.00% 7/31/2024	1,470	1,467
U.S. Treasury 4.50% 11/30/2024		7,848	7,823
U.S. Treasury 4.125% 1/31/2025		2,906	2,886
U.S. Treasury 2.00% 2/15/2025		890	872
U.S. Treasury 4.625% 2/28/2025		30,265	30,143
U.S. Treasury 3.875% 4/30/2025		250	247
U.S. Treasury 3.125% 8/15/2025		390	382
U.S. Treasury 0.25% 8/31/2025		1,023	968
U.S. Treasury 3.50% 9/15/2025		28,780	28,263
U.S. Treasury 3.00% 9/30/2025		2,235	2,181
U.S. Treasury 5.00% 9/30/2025		3,170	3,169
U.S. Treasury 4.25% 12/31/2025		17,685	17,516
U.S. Treasury 4.25% 1/31/2026		30,610	30,317
U.S. Treasury 4.625% 2/28/2026		9,375	9,341
U.S. Treasury 4.625% 3/15/2026		11,050	11,012
U.S. Treasury 4.50% 3/31/2026		1,435	1,427
U.S. Treasury 4.875% 4/30/2026		35,525	35,578
U.S. Treasury 4.50% 7/15/2026		10,366	10,322
U.S. Treasury 4.625% 9/15/2026		10,209	10,196
U.S. Treasury 4.375% 12/15/2026		8,511	8,463
U.S. Treasury 1.25% 12/31/2026		8,665	7,989
U.S. Treasury 4.25% 3/15/2027		8,015	7,951
U.S. Treasury 4.50% 4/15/2027		30,000	29,954
U.S. Treasury 0.50% 4/30/2027		1,250	1,117
U.S. Treasury 2.625% 5/31/2027		2,290	2,172
U.S. Treasury 3.625% 5/31/2028		14,850	14,422
U.S. Treasury 1.25% 6/30/2028		3,325	2,941
U.S. Treasury 4.00% 6/30/2028		6,907	6,802
U.S. Treasury 1.00% 7/31/2028		970	847
U.S. Treasury 4.125% 7/31/2028		17,685	17,493
U.S. Treasury 4.375% 11/30/2028		16,130	16,123
U.S. Treasury 4.625% 4/30/2029		15,000	15,169
U.S. Treasury 4.50% 5/31/2029		17,450	17,567
U.S. Treasury 2.625% 7/31/2029		9,309	8,579
U.S. Treasury 3.75% 6/30/2030		32,030	31,002
U.S. Treasury 4.625% 9/30/2030		1,290	1,308
U.S. Treasury 4.875% 10/31/2030		625	643
U.S. Treasury 2.75% 8/15/2032		8,095	7,202

230

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 3.50% 2/15/2033	USD14,341	$13,439
	U.S. Treasury 3.875% 8/15/2033	14,670	14,114
	U.S. Treasury 4.00% 2/15/2034	2,438	2,367
	U.S. Treasury 4.375% 5/15/2034	15,387	15,393
	U.S. Treasury 4.50% 8/15/2039[6]	13,655	13,701
	U.S. Treasury 4.625% 2/15/2040	90	91
	U.S. Treasury 1.125% 5/15/2040	3,350	2,063
	U.S. Treasury, interest only, 0% 11/15/2040[6]	1,110	511
	U.S. Treasury 3.875% 5/15/2043	820	740
	U.S. Treasury 4.375% 8/15/2043	40	39
	U.S. Treasury 2.50% 2/15/2045	4,850	3,461
	U.S. Treasury 2.50% 2/15/2046	3,900	2,749
	U.S. Treasury 2.50% 5/15/2046	1,585	1,115
	U.S. Treasury 2.875% 11/15/2046	2,700	2,028
	U.S. Treasury 1.25% 5/15/2050[6]	14,825	7,351
	U.S. Treasury 1.375% 8/15/2050	4,330	2,217
	U.S. Treasury 1.625% 11/15/2050[6]	26,165	14,333
	U.S. Treasury 1.875% 2/15/2051	5,892	3,442
	U.S. Treasury 2.375% 5/15/2051	6,280	4,138
	U.S. Treasury 2.00% 8/15/2051	5,226	3,140
	U.S. Treasury 1.875% 11/15/2051	3,164	1,837
	U.S. Treasury 3.00% 8/15/2052	895	674
	U.S. Treasury 4.00% 11/15/2052	1,199	1,093
	U.S. Treasury 4.75% 11/15/2053	1,175	1,215
	U.S. Treasury 4.25% 2/15/2054[6]	11,690	11,136
	U.S. Treasury 4.625% 5/15/2054	4,795	4,861
			539,343

U.S. Treasury inflation-protected securities 3.03%
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	19,165	18,648
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]	2,344	2,286
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[7]	5,604	5,358
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	11,007	10,480
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	2,850	2,682
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[7]	1,053	924
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	3,273	2,832
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7]	136	135
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]	1,450	1,136
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[7]	1,691	1,273
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]	311	237
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	354	216
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	5,774	3,333
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[7]	2,820	1,598
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	1,245	1,044
			52,182
	Total U.S. Treasury bonds & notes		591,525
Federal agency bonds & notes 4.24%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	180	175
	Fannie Mae 7.125% 1/15/2030	2,000	2,260
	Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,205
	Federal Home Loan Bank 5.50% 7/15/2036	300	325
	Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,659
	Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,562
	Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,791
	Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,768
	Tennessee Valley Authority 5.88% 4/1/2036	875	962
	Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	230

231

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		USD763	$694
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		14,779	14,402
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		1,372	1,401
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024		2,250	2,245
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		2,640	2,578
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,625	2,532
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		11,482	10,982
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,856	3,662
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,650	2,499
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		2,482	2,293
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,475	2,257
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,377	2,153
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		2,059	1,856
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		651	585
			73,076
Total bonds, notes & other debt instruments (cost: $1,736,905,000)			1,682,382
Short-term securities 19.51%	Weighted average yield at acquisition
Commercial paper 13.03%
CAFCO, LLC 12/16/2024[5]	5.330%	15,000	14,621
Chariot Funding, LLC 7/22/2024[5]	5.360	14,500	14,448
Cisco Systems, Inc. 10/1/2024[5]	5.320	20,000	19,719
Eli Lilly and Co. 7/29/2024[5]	5.330	20,000	19,908
Eli Lilly and Co. 8/9/2024[5]	5.320	10,000	9,938
Honeywell International, Inc. 9/24/2024[5]	5.300	18,720	18,476
Johnson & Johnson 7/1/2024[5]	5.310	20,000	19,991
Johnson & Johnson 7/11/2024[5]	5.310	6,450	6,438
Komatsu Finance America, Inc. 8/1/2024[5]	5.350	19,900	19,800
Linde, Inc. 7/12/2024	5.310	9,500	9,480
Microsoft Corp. 7/10/2024[5]	5.300	1,209	1,207
Paccar Financial Corp. 7/15/2024	5.320	7,725	7,705
Paccar Financial Corp. 7/19/2024	5.320	20,000	19,936
PepsiCo, Inc. 8/8/2024[5]	5.300	14,174	14,089
Pfizer Investment Capital PLC 11/21/2024[5]	5.310	22,950	22,461
Procter & Gamble Co. 7/10/2024[5]	5.320	6,000	5,990
			224,207

U.S. Treasury bills 1.67%
U.S. Treasury 7/2/2024	5.273	28,800	28,796

232

U.S. Government Securities Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 4.81%
Federal Farm Credit Banks 8/27/2024	5.130%	USD9,900	$9,817
Federal Farm Credit Banks 10/22/2024	5.190	15,000	14,756
Federal Home Loan Bank 7/3/2024	5.225	10,000	9,997
Federal Home Loan Bank 8/7/2024	5.199	40,000	39,784
Federal Home Loan Bank 9/27/2024	5.250	8,600	8,490
Total short-term securities (cost: $335,948,000)			335,847
Options purchased (equity style) 0.03%
Options purchased (equity style)*			578
Total options purchased (equity style) (cost: $629,000)			578
Total investment securities 117.26% (cost: $2,073,482,000)			2,018,807
Total options written† (0.03)% (premium received: $512,000)			(496)
Other assets less liabilities (17.23)%			(296,705)
Net assets 100.00%			$1,721,606

233

U.S. Government Securities Fund (continued)
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	683	12/13/2024	USD94.38	USD170,750	$9
3 Month SOFR Futures Option	149	12/13/2024	96.00	37,250	331
					$340
Call
3 Month SOFR Futures Option	204	12/13/2024	USD96.00	51,000	$181
3 Month SOFR Futures Option	33	12/13/2024	96.50	8,250	14
3 Month SOFR Futures Option	145	12/13/2024	97.50	36,250	4
3 Month SOFR Futures Option	204	12/13/2024	97.50	51,000	15
3 Month SOFR Futures Option	203	3/14/2025	97.00	50,750	24
					$238
					$578
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	71	12/13/2024	USD95.25	USD17,750	$(45)
3 Month SOFR Futures Option	300	12/13/2024	95.50	75,000	(334)
					$(379)
Call
3 Month SOFR Futures Option	71	12/13/2024	USD95.75	17,750	$(11)
3 Month SOFR Futures Option	33	12/13/2024	96.50	8,250	(19)
3 Month SOFR Futures Option	407	12/13/2024	97.00	101,750	(79)
3 Month SOFR Futures Option	203	3/14/2025	98.00	50,750	(8)
					$(117)
					$(496)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	728	9/3/2024	USD287,264	$(25)
3 Month SOFR Futures	Long	1,227	9/18/2024	290,346	(48)
3 Month SOFR Futures	Long	225	12/18/2024	53,353	(11)
3 Month SOFR Futures	Long	1,297	3/19/2025	308,508	234
3 Month SOFR Futures	Short	2	6/18/2025	(477)	(1)
3 Month SOFR Futures	Long	3	9/17/2025	718	(1)
3 Month SOFR Futures	Short	1	3/18/2026	(240)	(1)

234

U.S. Government Securities Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
3 Month SOFR Futures	Short	64	9/16/2026	USD(15,393)	$48
2 Year U.S. Treasury Note Futures	Long	4,130	10/3/2024	843,423	1,143
5 Year U.S. Treasury Note Futures	Long	3,922	10/3/2024	417,999	2,380
10 Year Ultra U.S. Treasury Note Futures	Long	440	9/30/2024	49,954	444
10 Year U.S. Treasury Note Futures	Short	878	9/30/2024	(96,566)	(571)
20 Year U.S. Treasury Bond Futures	Short	884	9/30/2024	(104,588)	(1,142)
30 Year Ultra U.S. Treasury Bond Futures	Long	265	9/30/2024	33,216	313
					$2,762
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD20,100	$941	$—	$941
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD20,100	941	—	941
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD22,492	2,286	—	2,286
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	518	—	518
4.8189%	Annual	SOFR	Annual	8/25/2025	USD8,640	(15)	—	(15)
4.8195%	Annual	SOFR	Annual	9/1/2025	USD10,300	(17)	—	(17)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	(9)	—	(9)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD18,497	(158)	—	(158)
4.184%	Annual	SOFR	Annual	1/10/2026	USD18,498	(164)	—	(164)
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	(35)	—	(35)
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	(71)	—	(71)
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	(14)	—	(14)
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	(14)	—	(14)
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	(20)	—	(20)
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	(20)	—	(20)
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	(22)	—	(22)
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	(67)	—	(67)
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	(72)	—	(72)
4.776%	Annual	SOFR	Annual	3/15/2026	USD4,450	6	—	6
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	(60)	—	(60)
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	56	—	56
4.8705%	Annual	SOFR	Annual	4/18/2026	USD12,640	45	—	45
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	95	—	95
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	43	—	43
4.659%	Annual	SOFR	Annual	5/17/2026	USD55,600	29	—	29
SOFR	Annual	4.5335%	Annual	6/18/2026	USD10,700	12	—	12
SOFR	Annual	4.5265%	Annual	6/18/2026	USD5,380	7	—	7
SOFR	Annual	4.528%	Annual	6/18/2026	USD5,300	6	—	6
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(83)	—	(83)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(135)	—	(135)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(146)	—	(146)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(73)	—	(73)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(144)	—	(144)
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	145	—	145

235

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	$(315)	$—	$(315)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(284)	—	(284)
3.616%	Annual	SOFR	Annual	2/20/2028	USD4,700	(10)	—	(10)
3.624%	Annual	SOFR	Annual	2/20/2028	USD9,800	(20)	—	(20)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(31)	—	(31)
3.379%	Annual	SOFR	Annual	3/17/2028	USD3,100	(19)	—	(19)
3.355%	Annual	SOFR	Annual	3/17/2028	USD3,200	(21)	—	(21)
3.7245%	Annual	SOFR	Annual	3/18/2028	USD3,230	— [2]	—	— [2]
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	70	—	70
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	69	—	69
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	57	—	57
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	8,520	—	8,520
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(111)	—	(111)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(98)	—	(98)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(88)	—	(88)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(89)	—	(89)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(89)	—	(89)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(118)	—	(118)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(93)	—	(93)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(100)	—	(100)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(110)	—	(110)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(102)	—	(102)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(115)	—	(115)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(973)	—	(973)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,832	—	2,832
SOFR	Annual	4.1405%	Annual	2/28/2031	USD1,310	(13)	—	(13)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(6)	—	(6)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(14)	—	(14)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	7	—	7
SOFR	Annual	4.061%	Annual	8/24/2033	USD3,230	(32)	—	(32)
SOFR	Annual	3.9519%	Annual	8/25/2033	USD3,225	(5)	—	(5)
SOFR	Annual	3.8275%	Annual	9/1/2033	USD2,300	18	—	18
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	120	—	120
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	711	—	711
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,237)	—	(1,237)
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	433	—	433
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	82	—	82
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	76	—	76
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	174	—	174
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	173	—	173
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	105	—	105
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	95	—	95
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	89	—	89
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	87	—	87
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	89	—	89
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	109	—	109
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	187	—	187
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	100	—	100
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	85	—	85
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	98	—	98
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,869	19	—	19
SOFR	Annual	3.6815%	Annual	2/20/2054	USD2,700	15	—	15
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	(1)	—	(1)

236

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3985%	Annual	3/17/2056	USD335	$10	$—	$10
SOFR	Annual	3.413%	Annual	3/17/2056	USD300	8	—	8
SOFR	Annual	3.531%	Annual	3/18/2056	USD350	2	—	2
						$14,137	$—	$14,137

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $188,125,000, which represented 10.93% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,845,000, which represented .80% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

237

Managed Risk Growth Fund
Investment portfolio June 30, 2024unaudited

Growth funds 84.99%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,921,326	$441,737
Total growth funds (cost: $319,229,000)		441,737
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,519,049	51,990
Total fixed income funds (cost: $52,461,000)		51,990
Short-term securities 4.83%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	25,082,258	25,082
Total short-term securities (cost: $25,082,000)		25,082
Options purchased (equity style) 0.17%
Options purchased (equity style)*		866
Total options purchased (cost: $1,681,000)		866
Total investment securities 99.99% (cost: $398,453,000)		519,675
Other assets less liabilities 0.01%		70
Net assets 100.00%		$519,745
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	25	USD13,651	USD3,700.00	9/20/2024	$7
S&P 500 Index	210	114,670	3,800.00	9/20/2024	63
S&P 500 Index	20	10,921	3,900.00	9/20/2024	7
S&P 500 Index	15	8,191	4,100.00	9/20/2024	6
S&P 500 Index	25	13,651	4,050.00	12/20/2024	35
S&P 500 Index	415	226,610	4,125.00	12/20/2024	672
S&P 500 Index	15	8,191	4,200.00	12/20/2024	27
S&P 500 Index	25	13,651	4,275.00	12/20/2024	49
					$866
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
S&P 500 E-mini Index Futures	Long	44	9/1/2024	USD12,147	$40
U.S. Treasury 5-Year Note	Long	5	9/1/2024	533	5
					$45

American Funds Insurance Series	238

Managed Risk Growth Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.99%
American Funds Insurance Series – Growth Fund, Class 1	$431,195	$14,201	$59,003	$16,571	$38,773	$441,737	$860	$10,033
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,749	12,165	10,260	(304)	(360)	51,990	350	—
Total 94.99%				$16,267	$38,413	$493,727	$1,210	$10,033

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

239	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2024unaudited

Growth funds 84.37%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,541,924	$103,856
Total growth funds (cost: $86,084,000)		103,856
Fixed income funds 9.93%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,297,568	12,223
Total fixed income funds (cost: $12,268,000)		12,223
Short-term securities 4.78%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	5,885,944	5,886
Total short-term securities (cost: $5,886,000)		5,886
Options purchased (equity style) 0.76%
Options purchased (equity style)*		934
Total options purchased (cost: $536,000)		934
Total investment securities 99.84% (cost: $104,774,000)		122,899
Other assets less liabilities 0.16%		192
Net assets 100.00%		$123,091
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
iShares MSCI EAFE ETF	200	USD1,567	USD57.00	9/20/2024	$8
iShares MSCI EAFE ETF	1,700	13,316	59.00	9/20/2024	64
iShares MSCI EAFE ETF	2,900	22,716	60.00	9/20/2024	112
iShares MSCI EAFE ETF	300	2,350	63.00	9/20/2024	11
iShares MSCI EAFE ETF	500	3,916	69.00	9/20/2024	7
iShares MSCI EAFE ETF	5,650	44,256	65.00	12/20/2024	715
iShares MSCI EAFE ETF	450	3,525	66.00	12/20/2024	17
					$934
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
MSCI EAFE Index Futures	Long	70	9/1/2024	USD8,201	$16
U.S. Treasury 5-Year Note	Long	10	9/1/2024	1,066	9
Mini MSCI Emerging Market Index Futures	Short	3	9/1/2024	(163)	1
S&P 500 E-mini Index Futures	Short	1	9/1/2024	(276)	1
					$27

American Funds Insurance Series	240

Managed Risk International Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.37%
American Funds Insurance Series – International Fund, Class 1	$105,419	$1,109	$10,043	$465	$6,906	$103,856	$257	$—
Fixed income funds 9.93%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,408	2,109	2,141	(101)	(52)	12,223	86	—
Total 94.30%				$364	$6,854	$116,079	$343	$—

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

241	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2024unaudited

Growth-and-income funds 84.96%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	17,534,672	$279,678
Total growth-and-income funds (cost: $227,214,000)		279,678
Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,376,017	32,916
Total fixed income funds (cost: $34,025,000)		32,916
Short-term securities 4.86%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	15,996,413	15,996
Total short-term securities (cost: $15,996,000)		15,996
Options purchased (equity style) 0.14%
Options purchased (equity style)*		458
Total options purchased (cost: $1,152,000)		458
Total investment securities 99.96% (cost: $278,387,000)		329,048
Other assets less liabilities 0.04%		136
Net assets 100.00%		$329,184
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	30	USD16,381	USD3,625.00	9/20/2024	$7
S&P 500 Index	20	10,921	3,725.00	9/20/2024	5
S&P 500 Index	215	117,400	3,800.00	9/20/2024	65
S&P 500 Index	10	5,461	3,900.00	9/20/2024	3
S&P 500 Index	10	5,461	4,100.00	9/20/2024	4
S&P 500 Index	190	103,749	4,125.00	12/20/2024	308
S&P 500 Index	10	5,460	4,175.00	12/20/2024	17
S&P 500 Index	25	13,651	4,275.00	12/20/2024	49
					$458
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
S&P 500 E-mini Index Futures	Long	22	9/1/2024	USD6,074	$20
U.S. Treasury 5-Year Note	Long	23	9/1/2024	2,451	22
					$42

American Funds Insurance Series	242

Managed Risk Washington Mutual Investors Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.96%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$275,370	$5,684	$28,198	$(2,993)	$29,815	$279,678	$1,120	$2,242
Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,409	5,629	4,592	(494)	(36)	32,916	230	—
Total 94.96%				$(3,487)	$29,779	$312,594	$1,350	$2,242

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

243	American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2024unaudited

Growth-and-income funds 80.00%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	27,695,982	$1,786,114
Total growth-and-income funds (cost: $1,463,497,000)		1,786,114
Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	35,553,037	334,909
Total fixed income funds (cost: $341,712,000)		334,909
Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	105,718,346	105,718
Total short-term securities (cost: $105,718,000)		105,718
Options purchased (equity style) 0.21%
Options purchased (equity style)*		4,616
Total options purchased (cost: $12,103,000)		4,616
Total investment securities 99.94% (cost: $1,923,030,000)		2,231,357
Other assets less liabilities 0.06%		1,304
Net assets 100.00%		$2,232,661
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	50	USD27,302	USD3,300.00	9/20/2024	$10
S&P 500 Index	175	95,558	3,325.00	9/20/2024	39
S&P 500 Index	70	38,223	3,375.00	9/20/2024	18
S&P 500 Index	10	5,461	3,450.00	9/20/2024	3
S&P 500 Index	30	16,381	3,475.00	9/20/2024	8
S&P 500 Index	2,510	1,370,581	3,525.00	9/20/2024	753
S&P 500 Index	180	98,289	3,575.00	9/20/2024	58
S&P 500 Index	70	38,223	3,625.00	9/20/2024	29
S&P 500 Index	10	5,461	3,700.00	12/20/2024	11
S&P 500 Index	150	81,907	3,725.00	12/20/2024	203
S&P 500 Index	1,745	952,854	3,750.00	12/20/2024	2,827
S&P 500 Index	70	38,223	3,800.00	12/20/2024	122
S&P 500 Index	130	70,986	3,900.00	12/20/2024	234
S&P 500 Index	155	84,638	4,100.00	12/20/2024	301
					$4,616

American Funds Insurance Series	244

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
S&P 500 E-mini Index Futures	Long	218	9/1/2024	USD60,185	$201
U.S. Treasury 5-Year Note	Long	54	9/1/2024	5,755	51
					$252
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 80.00%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,749,625	$92,257	$210,362	$3,136	$151,458	$1,786,114	$5,421	$79,172
Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	328,068	60,671	49,693	(6,049)	1,912	334,909	2,282	—
Total 95.00%				$(2,913)	$153,370	$2,121,023	$7,703	$79,172

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

245	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2024unaudited

Asset allocation funds 95.27%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	80,083,731	$1,993,284
Total asset allocation funds (cost: $1,894,128,000)		1,993,284
Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	98,953,206	98,953
Total short-term securities (cost: $98,953,000)		98,953
Options purchased (equity style) 0.04%
Options purchased (equity style)*		698
Total options purchased (cost: $1,352,000)		698
Total investment securities 100.04% (cost: $1,994,433,000)		2,092,935
Other assets less liabilities (0.04)%		(754)
Net assets 100.00%		$2,092,181
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	30	USD16,381	USD3,625.00	9/20/2024	$7
S&P 500 Index	10	5,461	3,725.00	9/20/2024	3
S&P 500 Index	20	10,921	3,750.00	9/20/2024	6
S&P 500 Index	120	65,526	3,800.00	9/20/2024	36
S&P 500 Index	15	8,191	3,900.00	9/20/2024	5
S&P 500 Index	15	8,191	4,100.00	9/20/2024	6
S&P 500 Index	10	5,460	3,775.00	12/20/2024	11
S&P 500 Index	20	10,921	4,050.00	12/20/2024	28
S&P 500 Index	310	169,275	4,125.00	12/20/2024	502
S&P 500 Index	10	5,460	4,200.00	12/20/2024	18
S&P 500 Index	40	21,842	4,250.00	12/20/2024	76
					$698
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
U.S. Treasury 5-Year Note	Long	390	9/1/2024	USD41,566	$368
S&P 500 E-mini Index Futures	Long	41	9/1/2024	11,319	38
					$406

American Funds Insurance Series	246

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.27%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,999,492	$96,569	$191,155	$26,249	$62,129	$1,993,284	$9,939	$84,687

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

247	American Funds Insurance Series

Financial statements unaudited
Statements of assets and liabilities at June 30, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$7,966,750	$2,974,857	$42,948,920	$7,020,180	$3,403,678
Affiliated issuers	295,186	113,977	965,003	254,704	138,525
Cash	232	903	518	819	4,139
Cash collateral received for securities on loan	479	1,722	3,903	—	748
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	50	119	877	1,442	667
Unrealized appreciation on open forward currency contracts	—	—	—	—	131
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	19,976	3,927	13,214	3,283	45,061
Sales of fund’s shares	2,424	1,672	16,037	3,440	3,780
Dividends and interest	11,534	2,747	16,118	17,776	11,185
Variation margin on futures contracts	—	—	—	—	35
Variation margin on centrally cleared swap contracts	—	—	—	—	8
Securities lending income	1	38	26	4	7
Other	—	— †	—	— †	—
	8,296,632	3,099,962	43,964,616	7,301,648	3,607,964
Liabilities:
Collateral for securities on loan	4,789	17,225	39,028	—	7,477
Unrealized depreciation on open forward currency contracts	—	—	—	—	195
Bilateral swaps, at value	—	—	—	—	197
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	34,552	4,217	11,404	5,168	6,473
Repurchases of fund’s shares	13,192	1,779	58,743	4,934	3,938
Investment advisory services	2,469	1,525	10,894	2,859	1,462
Insurance administrative fees	526	185	2,704	280	507
Services provided by related parties	1,135	505	5,829	980	420
Trustees’ deferred compensation	108	63	592	187	50
Variation margin on futures contracts	—	—	—	—	10
Variation margin on centrally cleared swap contracts	—	—	—	—	3
Non-U.S. taxes	5,454	18,507	—	32,220	19,505
Other	773	206	767	1,104	430
	62,998	44,212	129,961	47,732	40,667
Commitments and contingencies*
Net assets at June 30, 2024	$8,233,634	$3,055,750	$43,834,655	$7,253,916	$3,567,297
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,188,838	$2,402,001	$18,626,919	$5,566,137	$2,431,342
Total distributable earnings (accumulated loss)	4,044,796	653,749	25,207,736	1,687,779	1,135,955
Net assets at June 30, 2024	$8,233,634	$3,055,750	$43,834,655	$7,253,916	$3,567,297
Investment securities on loan, at value	$4,457	$41,131	$38,162	$9,093	$14,933
Investment securities, at cost
Unaffiliated issuers	4,878,864	2,314,045	19,847,748	4,976,685	2,361,239
Affiliated issuers	295,172	100,243	964,947	254,706	138,525
Cash denominated in currencies other than U.S. dollars, at cost	53	120	876	1,442	669
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	248

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,435,918	$1,849,795	$38,704,827	$309,553	$1,245,997
Affiliated issuers	419,230	62,675	1,400,527	19,520	110,564
Cash	233	47	424	55	194
Cash collateral received for securities on loan	—	966	11,983	—	1,650
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	394	2,935	192	240
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	20,607	3,793	162,974	143	29,467
Sales of fund’s shares	3,225	96	4,397	168	1,593
Dividends and interest	13,866	4,400	50,813	1,545	5,698
Variation margin on futures contracts	—	—	—	—	6
Variation margin on centrally cleared swap contracts	—	—	—	—	21
Securities lending income	10	5	45	— †	7
Other	4	13	—	—	7
	10,893,097	1,922,184	40,338,925	331,176	1,395,444
Liabilities:
Collateral for securities on loan	—	9,661	119,835	—	16,497
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	11,648	640	17,131	210	66,823
Repurchases of fund’s shares	9,547	1,300	77,940	361	458
Investment advisory services	2,076	589	8,193	132	244
Insurance administrative fees	931	159	1,446	97	367
Services provided by related parties	1,183	317	4,259	72	153
Trustees’ deferred compensation	131	30	631	14	12
Variation margin on futures contracts	—	—	—	—	191
Variation margin on centrally cleared swap contracts	—	—	—	—	2
Non-U.S. taxes	213	967	1,763	189	406
Other	4	20	107	50	157
	25,733	13,683	231,305	1,125	85,310
Commitments and contingencies*
Net assets at June 30, 2024	$10,867,364	$1,908,501	$40,107,620	$330,051	$1,310,134
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,736,929	$1,236,822	$18,824,836	$296,075	$1,094,668
Total distributable earnings (accumulated loss)	4,130,435	671,679	21,282,784	33,976	215,466
Net assets at June 30, 2024	$10,867,364	$1,908,501	$40,107,620	$330,051	$1,310,134
Investment securities on loan, at value	$—	$10,543	$114,087	$715	$20,164
Investment securities, at cost
Unaffiliated issuers	6,952,628	1,190,067	23,447,509	251,174	1,028,856
Affiliated issuers	419,195	62,674	1,348,742	19,517	114,153
Cash denominated in currencies other than U.S. dollars, at cost	4	394	2,936	192	240
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

249	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$24,770,361	$374,998	$10,815,470	$1,453,720	$859,873
Affiliated issuers	3,193,004	35,995	1,710,287	231,179	20,436
Cash	3,185	73	4,880	357	1,173
Cash collateral received for securities on loan	1,991	15	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	153
Cash collateral pledged for swap contracts	—	—	—	—	491
Cash denominated in currencies other than U.S. dollars	336	83	195	46	4
Unrealized appreciation on open forward currency contracts	—	183	1,071	1,871	—
Unrealized appreciation on unfunded commitments*	1	—	—	—	2
Receivables for:
Sales of investments	364,046	8,514	1,087,237	87,857	331
Sales of fund’s shares	3,226	260	6,844	1,124	124
Dividends and interest	87,227	2,095	87,998	14,722	13,662
Variation margin on futures contracts	2,785	44	3,736	524	9
Variation margin on centrally cleared swap contracts	380	18	1,034	270	8
Securities lending income	55	— †	—	—	—
Other	93	—	—	—	2
	28,426,690	422,278	13,718,752	1,791,670	896,268
Liabilities:
Collateral for securities on loan	19,914	147	—	—	—
Unrealized depreciation on open forward currency contracts	—	286	125	3,859	—
Bilateral swaps, at value	—	157	—	1,221	—
Options written, at value	—	—	—	920	—
Payables for:
Purchases of investments	1,432,645	29,199	2,558,995	266,084	3,787
Repurchases of fund’s shares	31,140	105	7,847	1,062	319
Investment advisory services	5,824	141	1,850	539	208
Insurance administrative fees	3,850	84	771	48	75
Services provided by related parties	2,850	69	1,070	214	158
Trustees’ deferred compensation	380	5	157	30	33
Variation margin on futures contracts	1,661	69	9,981	926	18
Variation margin on centrally cleared swap contracts	371	8	232	179	5
Non-U.S. taxes	—	190	17	93	—
Other	1,263	21	18	120	1
	1,499,898	30,481	2,581,063	275,295	4,604
Commitments and contingencies*
Net assets at June 30, 2024	$26,926,792	$391,797	$11,137,689	$1,516,375	$891,664
Net assets consist of:
Capital paid in on shares of beneficial interest	$18,791,744	$329,610	$12,772,384	$1,810,706	$1,200,060
Total distributable earnings (accumulated loss)	8,135,048	62,187	(1,634,695)	(294,331)	(308,396)
Net assets at June 30, 2024	$26,926,792	$391,797	$11,137,689	$1,516,375	$891,664
Investment securities on loan, at value	$19,113	$143	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	17,261,076	322,755	11,124,829	1,548,780	862,937
Affiliated issuers	3,391,993	35,821	1,710,028	230,011	20,435
Cash denominated in currencies other than U.S. dollars, at cost	336	83	195	47	4
Premiums received on options written	—	—	—	827	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	250

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$146,707	$347,774	$2,018,807	$25,948	$6,820
Affiliated issuers	—	—	—	493,727	116,079
Cash	2,695	9,119	40,914	—	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	526	275
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	14,575	—	179,227	1,315	134
Sales of fund’s shares	513	242	351	— †	1
Dividends and interest	399	40	10,937	111	27
Variation margin on futures contracts	52	—	1,167	—	11
Variation margin on centrally cleared swap contracts	13	—	1,981	—	—
Securities lending income	—	—	—	—	—
Other	1	—	—	—	—
	164,955	357,175	2,253,384	521,627	123,347
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	496	—	—
Payables for:
Purchases of investments	54,329	—	527,504	410	80
Repurchases of fund’s shares	88	1,700	1,318	953	58
Investment advisory services	19	75	317	42	10
Insurance administrative fees	30	32	191	316	77
Services provided by related parties	21	74	300	101	25
Trustees’ deferred compensation	3	12	46	6	2
Variation margin on futures contracts	96	—	1,155	54	4
Variation margin on centrally cleared swap contracts	1	—	450	—	—
Non-U.S. taxes	—	—	—	—	—
Other	— †	—	1	—	—
	54,587	1,893	531,778	1,882	256
Commitments and contingencies*
Net assets at June 30, 2024	$110,368	$355,282	$1,721,606	$519,745	$123,091
Net assets consist of:
Capital paid in on shares of beneficial interest	$123,544	$346,582	$2,001,634	$487,969	$143,670
Total distributable earnings (accumulated loss)	(13,176)	8,700	(280,028)	31,776	(20,579)
Net assets at June 30, 2024	$110,368	$355,282	$1,721,606	$519,745	$123,091
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	148,031	347,924	2,073,482	26,763	6,422
Affiliated issuers	—	—	—	371,690	98,352
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—
Premiums received on options written	—	—	512	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

251	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$16,454	$110,334	$99,651
Affiliated issuers	312,594	2,121,023	1,993,284
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	372	3,268	991
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—
Receivables for:
Sales of investments	242	11,307	3,213
Sales of fund’s shares	438	1	64
Dividends and interest	72	470	443
Variation margin on futures contracts	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—
Securities lending income	—	—	—
Other	—	—	—
	330,172	2,246,403	2,097,646
Liabilities:
Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Options written, at value	—	—	—
Payables for:
Purchases of investments	474	75	—
Repurchases of fund’s shares	195	11,825	3,446
Investment advisory services	27	183	172
Insurance administrative fees	201	1,366	1,296
Services provided by related parties	65	57	424
Trustees’ deferred compensation	4	22	34
Variation margin on futures contracts	22	214	93
Variation margin on centrally cleared swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—
	988	13,742	5,465
Commitments and contingencies*
Net assets at June 30, 2024	$329,184	$2,232,661	$2,092,181
Net assets consist of:
Capital paid in on shares of beneficial interest	$322,570	$1,904,174	$1,909,929
Total distributable earnings (accumulated loss)	6,614	328,487	182,252
Net assets at June 30, 2024	$329,184	$2,232,661	$2,092,181
Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	17,148	117,821	100,305
Affiliated issuers	261,239	1,805,209	1,894,128
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—
Premiums received on options written	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	252

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,634,539	$966,566	$19,612,211	$3,344,759	$1,915,934
	Shares outstanding	97,196	54,094	174,099	178,512	70,907
	Net asset value per share	$37.39	$17.87	$112.65	$18.74	$27.02
Class 1A:	Net assets	$19,555	$5,243	$329,434	$12,566	$10,613
	Shares outstanding	526	298	2,957	675	395
	Net asset value per share	$37.15	$17.59	$111.40	$18.62	$26.87
Class 2:	Net assets	$3,713,964	$1,787,961	$19,295,635	$3,436,567	$826,781
	Shares outstanding	100,877	106,573	173,672	184,488	31,014
	Net asset value per share	$36.82	$16.78	$111.10	$18.63	$26.66
Class 3:	Net assets			$259,121	$16,271
	Shares outstanding	Not applicable	Not applicable	2,276	866	Not applicable
	Net asset value per share			$113.85	$18.79
Class 4:	Net assets	$865,576	$295,980	$4,338,254	$443,753	$813,969
	Shares outstanding	23,801	17,693	40,134	24,231	30,829
	Net asset value per share	$36.37	$16.73	$108.09	$18.31	$26.40

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,284,651	$594,076	$23,840,100	$16,295	$692,173
	Shares outstanding	393,951	39,150	369,692	1,532	57,693
	Net asset value per share	$15.95	$15.17	$64.49	$10.64	$12.00
Class 1A:	Net assets	$26,468	$8,281	$39,602	$5,972	$10,824
	Shares outstanding	1,667	550	619	578	903
	Net asset value per share	$15.87	$15.07	$64.00	$10.34	$11.98
Class 2:	Net assets	$3,005,179	$1,051,762	$13,670,858	$157,580	$15,792
	Shares outstanding	192,244	69,574	215,853	15,243	1,318
	Net asset value per share	$15.63	$15.12	$63.33	$10.34	$11.99
Class 3:	Net assets			$151,885
	Shares outstanding	Not applicable	Not applicable	2,351	Not applicable	Not applicable
	Net asset value per share			$64.61
Class 4:	Net assets	$1,551,066	$254,382	$2,405,175	$150,204	$591,345
	Shares outstanding	100,410	17,287	38,685	14,783	49,406
	Net asset value per share	$15.45	$14.72	$62.17	$10.16	$11.97

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

253	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$16,050,995	$98,257	$7,062,850	$633,847	$227,066
	Shares outstanding	644,952	7,657	749,934	64,831	24,705
	Net asset value per share	$24.89	$12.83	$9.42	$9.78	$9.19
Class 1A:	Net assets	$33,567	$2,733	$209,966	$37,013	$2,908
	Shares outstanding	1,357	215	22,469	3,821	318
	Net asset value per share	$24.73	$12.75	$9.34	$9.69	$9.15
Class 2:	Net assets	$4,356,251	$156,656	$2,807,280	$789,090	$528,468
	Shares outstanding	177,818	12,283	302,898	81,673	58,951
	Net asset value per share	$24.50	$12.75	$9.27	$9.66	$8.96
Class 3:	Net assets	$31,592				$8,047
	Shares outstanding	1,268	Not applicable	Not applicable	Not applicable	871
	Net asset value per share	$24.91				$9.24
Class 4:	Net assets	$6,454,387	$134,151	$1,057,593	$56,425	$125,175
	Shares outstanding	265,952	10,705	114,789	5,936	12,499
	Net asset value per share	$24.27	$12.53	$9.21	$9.51	$10.01

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$16,592	$38,963	$258,713
	Shares outstanding	1,791	3,378	26,530	Not applicable	Not applicable
	Net asset value per share	$9.26	$11.53	$9.75
Class 1A:	Net assets	$2,219	$122	$214,486
	Shares outstanding	243	11	22,107	Not applicable	Not applicable
	Net asset value per share	$9.14	$11.52	$9.70
Class 2:	Net assets	$42,945	$262,572	$1,058,967
	Shares outstanding	4,688	23,559	110,118	Not applicable	Not applicable
	Net asset value per share	$9.16	$11.15	$9.62
Class 3:	Net assets		$3,935	$5,155
	Shares outstanding	Not applicable	348	527	Not applicable	Not applicable
	Net asset value per share		$11.30	$9.78
Class 4:	Net assets	$48,612	$49,690	$184,285
	Shares outstanding	5,379	4,433	19,196	Not applicable	Not applicable
	Net asset value per share	$9.04	$11.21	$9.60
Class P1:	Net assets				$13,060	$1,910
	Shares outstanding	Not applicable	Not applicable	Not applicable	1,074	219
	Net asset value per share				$12.16	$8.74
Class P2:	Net assets				$506,685	$121,181
	Shares outstanding	Not applicable	Not applicable	Not applicable	42,107	13,928
	Net asset value per share				$12.03	$8.70

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	254

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,744	$1,951,328	$10,444
	Shares outstanding	243	144,216	832
	Net asset value per share	$11.28	$13.53	$12.56
Class P2:	Net assets	$326,440	$281,333	$2,081,737
	Shares outstanding	29,165	20,952	171,400
	Net asset value per share	$11.19	$13.43	$12.15
*
Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
†
Amount less than one thousand.

Refer to the notes to financial statements.

255	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$66,243	$22,541	$134,655	$74,268	$34,857
Affiliated issuers	11,421	2,890	27,383	6,516	4,142
	77,664	25,431	162,038	80,784	38,999
Interest from unaffiliated issuers	942	38	201	36	5,544
Securities lending income (net of fees)	51	211	132	29	22
	78,657	25,680	162,371	80,849	44,565
Fees and expenses*:
Investment advisory services	18,991	9,975	63,952	17,324	9,872
Distribution services	5,549	2,629	28,397	4,835	2,021
Insurance administrative services	1,023	373	5,249	554	1,012
Transfer agent services	1	— †	5	1	— †
Administrative services	1,199	463	6,239	1,087	513
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	51	21	278	51	24
Registration statement and prospectus	6	4	46	10	5
Trustees’ compensation	24	9	122	21	10
Auditing and legal	23	58	44	38	69
Custodian	296	282	249	477	394
Other	3	23	19	5	25
Total fees and expenses before waivers/reimbursement	27,166	13,837	104,600	24,403	13,945
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	4,398	415	—	—	1,198
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	4,398	415	—	—	1,198
Total fees and expenses after waivers/reimbursement	22,768	13,422	104,600	24,403	12,747
Net investment income	55,889	12,258	57,771	56,446	31,818
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	935,602	23,056	2,107,582	179,028	108,730
Affiliated issuers	(31)	7	(28)	(19)	19
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(111)
Forward currency contracts	—	1	—	—	64
Swap contracts	—	—	—	—	(113)
Currency transactions	(158)	(42)	68	611	(671)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	935,413	23,022	2,107,622	179,620	107,918
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	59,871	(28,677)	4,043,764	276,343	87,381
Affiliated issuers	27	8,469	45	(3)	(9)
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	1
Forward currency contracts	—	—	—	—	49
Swap contracts	—	—	—	—	(291)
Currency translations	(237)	(110)	(126)	(379)	(264)
	59,661	(20,318)	4,043,683	275,961	86,867
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	995,074	2,704	6,151,305	455,581	194,785
Net increase (decrease) in net assets resulting from operations	$1,050,963	$14,962	$6,209,076	$512,027	$226,603

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	256

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$102,890	$22,005	$288,028	$6,340	$19,921
Affiliated issuers	9,616	1,790	33,109	385	3,052
	112,506	23,795	321,137	6,725	22,973
Interest from unaffiliated issuers	8	146	201	30	3,548
Securities lending income (net of fees)	140	12	126	2	16
	112,654	23,953	321,464	6,757	26,537
Fees and expenses*:
Investment advisory services	19,738	4,484	48,698	816	2,271
Distribution services	5,476	1,615	19,546	388	736
Insurance administrative services	1,827	316	2,832	192	730
Transfer agent services	1	— †	4	— †	— †
Administrative services	1,583	283	5,823	50	191
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	51	11	243	5	9
Registration statement and prospectus	3	2	44	2	9
Trustees’ compensation	31	5	115	1	4
Auditing and legal	21	38	40	25	36
Custodian	131	68	290	27	38
Other	4	2	16	— †	1
Total fees and expenses before waivers/reimbursement	28,866	6,824	77,651	1,506	4,025
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	8,393	1,006	—	—	869
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	8,393	1,006	—	—	869
Total fees and expenses after waivers/reimbursement	20,473	5,818	77,651	1,506	3,156
Net investment income	92,181	18,135	243,813	5,251	23,381
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	577,271	75,820	5,717,125	(3,503)	10,308
Affiliated issuers	(5)	(3)	509	— †	(941)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(948)
Forward currency contracts	—	—	—	—	— †
Swap contracts	—	—	—	—	441
Currency transactions	(19)	(46)	729	(31)	(22)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	577,247	75,771	5,718,363	(3,534)	8,838
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	474,404	85,428	(775,824)	16,945	24,825
Affiliated issuers	11	5	(1,587)	1	161
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(1,882)
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	14
Currency translations	(14)	(95)	(317)	(48)	(70)
	474,401	85,338	(777,728)	16,898	23,048
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	1,051,648	161,109	4,940,635	13,364	31,886
Net increase (decrease) in net assets resulting from operations	$1,143,829	$179,244	$5,184,448	$18,615	$55,267

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

257	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024  (continued)
(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$134,178	$3,562	$—	$1	$120
Affiliated issuers	89,964	1,016	52,035	6,721	797
	224,142	4,578	52,035	6,722	917
Interest from unaffiliated issuers	127,357	2,101	214,982	27,721	30,922
Securities lending income (net of fees)	227	2	—	—	—
	351,726	6,681	267,017	34,443	31,839
Fees and expenses*:
Investment advisory services	34,645	867	19,286	3,228	1,777
Distribution services	12,962	360	4,747	1,059	813
Insurance administrative services	7,613	167	1,544	84	149
Transfer agent services	3	— †	1	— †	— †
Administrative services	3,919	58	1,644	225	132
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	141	4	71	10	8
Registration statement and prospectus	20	2	14	2	3
Trustees’ compensation	78	1	33	5	2
Auditing and legal	33	27	7	4	2
Custodian	113	44	52	116	9
Other	11	— †	5	1	7
Total fees and expenses before waivers/reimbursement	59,538	1,530	27,404	4,734	2,902
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—	19	7,525	—	586
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	—	19	7,525	—	586
Total fees and expenses after waivers/reimbursement	59,538	1,511	19,879	4,734	2,316
Net investment income	292,188	5,170	247,138	29,709	29,523
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	608,345	10,298	(96,846)	(22,666)	(1,053)
Affiliated issuers	(3,616)	45	(9)	680	3
Options purchased (futures style)	—	—	—	(66)	—
Options written	—	—	—	300	—
Futures contracts	(23,417)	(52)	(65,889)	(91)	(100)
Forward currency contracts	—	(57)	1,525	(1,028)	—
Swap contracts	828	(212)	(6,930)	(1,368)	(213)
Currency transactions	(86)	(8)	5	(723)	7
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	582,054	10,014	(168,144)	(24,962)	(1,356)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	1,549,070	1,474	(113,171)	(45,847)	5,451
Affiliated issuers	(31,662)	(305)	226	(2,447)	2
Options written	—	—	—	(93)	—
Futures contracts	(3,393)	(144)	(40,875)	(4,341)	70
Forward currency contracts	—	(421)	1,842	(5,821)	—
Swap contracts	133	(1)	5,924	(994)	1
Currency translations	(354)	(47)	(36)	(291)	(27)
	1,513,794	556	(146,090)	(59,834)	5,497
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	2,095,848	10,570	(314,234)	(84,796)	4,141
Net increase (decrease) in net assets resulting from operations	$2,388,036	$15,740	$(67,096)	$(55,087)	$33,664

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	258

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024  (continued)
(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$—	$—	$—	$645	$156
Affiliated issuers	—	—	—	1,210	343
	—	—	—	1,855	499
Interest from unaffiliated issuers	2,904	9,854	38,207	—	—
Securities lending income (net of fees)	—	—	—	—	—
	2,904	9,854	38,207	1,855	499
Fees and expenses*:
Investment advisory services	158	465	2,299	385	93
Distribution services	110	399	1,545	625	153
Insurance administrative services	60	65	308	641	155
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	16	54	234	—	—
Accounting and administrative services	—	—	—	30	27
Reports to shareholders	4	5	12	—	—
Registration statement and prospectus	2	2	4	6	5
Trustees’ compensation	— †	1	5	1	— †
Auditing and legal	— †	— †	1	1	— †
Custodian	7	— †	14	3	3
Other	— †	— †	1	10	— †
Total fees and expenses before waivers/reimbursement	357	991	4,423	1,702	436
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	36	—	495	128	31
Miscellaneous fee reimbursement	—	—	—	—	7
Total waivers/reimbursement of fees and expenses	36	—	495	128	38
Total fees and expenses after waivers/reimbursement	321	991	3,928	1,574	398
Net investment income	2,583	8,863	34,279	281	101
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,071)	—	(2,183)	(2,269)	(437)
Affiliated issuers	—	—	—	16,267	364
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	92	—	—
Futures contracts	(761)	—	(3,042)	(1,082)	(272)
Forward currency contracts	—	—	—	—	—
Swap contracts	20	—	2,656	—	—
Currency transactions	—	—	—	24	2
Capital gain distributions received from affiliated issuers	—	—	—	10,033	—
	(1,812)	—	(2,477)	22,973	(343)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(1,435)	(43)	(27,820)	522	588
Affiliated issuers	—	—	—	38,413	6,854
Options written	—	—	360	—	—
Futures contracts	(715)	—	(16,056)	(436)	66
Forward currency contracts	—	—	—	—	—
Swap contracts	89	—	(916)	—	—
Currency translations	—	—	—	—	—
	(2,061)	(43)	(44,433)	38,499	7,508
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	(3,873)	(43)	(46,910)	61,472	7,165
Net increase (decrease) in net assets resulting from operations	$(1,290)	$8,820	$(12,631)	$61,753	$7,266

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

259	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024  (continued)
(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$414	$2,778	$2,668
Affiliated issuers	1,350	7,703	9,939
	1,764	10,481	12,607
Interest from unaffiliated issuers	—	—	—
Securities lending income (net of fees)	—	—	—
	1,764	10,481	12,607
Fees and expenses*:
Investment advisory services	244	1,662	1,565
Distribution services	403	349	2,596
Insurance administrative services	407	2,770	2,609
Transfer agent services	— †	— †	— †
Administrative services	—	—	—
Accounting and administrative services	28	46	45
Reports to shareholders	—	—	—
Registration statement and prospectus	5	12	13
Trustees’ compensation	1	7	6
Auditing and legal	1	2	2
Custodian	3	3	3
Other	— †	1	1
Total fees and expenses before waivers/reimbursement	1,092	4,852	6,840
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	81	554	522
Miscellaneous fee reimbursement	7	—	—
Total waivers/reimbursement of fees and expenses	88	554	522
Total fees and expenses after waivers/reimbursement	1,004	4,298	6,318
Net investment income	760	6,183	6,289
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,485)	(15,868)	(1,481)
Affiliated issuers	(3,487)	(2,913)	26,249
Options purchased (futures style)	—	—	—
Options written	—	—	—
Futures contracts	382	7,821	(410)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	10	81	28
Capital gain distributions received from affiliated issuers	2,242	79,172	84,687
	(2,338)	68,293	109,073
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	334	3,986	157
Affiliated issuers	29,779	153,370	62,129
Options written	—	—	—
Futures contracts	(279)	(1,796)	(999)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	29,834	155,560	61,287
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	27,496	223,853	170,360
Net increase (decrease) in net assets resulting from operations	$28,256	$230,036	$176,649
*
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	260

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$55,889	$69,987	$12,258	$13,170	$57,771	$172,421
Net realized gain (loss)	935,413	229,855	23,022	110,112	2,107,622	1,075,677
Net unrealized appreciation (depreciation)	59,661	1,183,746	(20,318)	339,201	4,043,683	10,184,557
Net increase (decrease) in net assets resulting from operations	1,050,963	1,483,588	14,962	462,483	6,209,076	11,432,655
Distributions paid to shareholders	(276,055)	(620,422)	(136,770)	(48,426)	(1,072,862)	(2,137,413)
Net capital share transactions	(231,456)	(108,638)	(6,998)	(172,404)	(600,369)	(892,780)
Total increase (decrease) in net assets	543,452	754,528	(128,806)	241,653	4,535,845	8,402,462
Net assets:
Beginning of period	7,690,182	6,935,654	3,184,556	2,942,903	39,298,810	30,896,348
End of period	$8,233,634	$7,690,182	$3,055,750	$3,184,556	$43,834,655	$39,298,810

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$56,446	$93,802	$31,818	$47,669	$92,181	$187,985
Net realized gain (loss)	179,620	(166,257)	107,918	20,610	577,247	89,709
Net unrealized appreciation (depreciation)	275,961	1,106,146	86,867	413,836	474,401	1,300,455
Net increase (decrease) in net assets resulting from operations	512,027	1,033,691	226,603	482,115	1,143,829	1,578,149
Distributions paid to shareholders	(16,290)	(97,498)	(28,729)	(49,443)	(129,380)	(280,747)
Net capital share transactions	(420,833)	(476,762)	(8,864)	(138,169)	(433,426)	(454,761)
Total increase (decrease) in net assets	74,904	459,431	189,010	294,503	581,023	842,641
Net assets:
Beginning of period	7,179,012	6,719,581	3,378,287	3,083,784	10,286,341	9,443,700
End of period	$7,253,916	$7,179,012	$3,567,297	$3,378,287	$10,867,364	$10,286,341

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

261	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$18,135	$33,421	$243,813	$514,726	$5,251	$7,699
Net realized gain (loss)	75,771	5,322	5,718,363	1,802,151	(3,534)	(10)
Net unrealized appreciation (depreciation)	85,338	302,180	(777,728)	5,849,685	16,898	38,198
Net increase (decrease) in net assets resulting from operations	179,244	340,923	5,184,448	8,166,562	18,615	45,887
Distributions paid to shareholders	(7,480)	(33,998)	(1,893,256)	(2,341,589)	(1,606)	(7,633)
Net capital share transactions	(124,598)	(170,988)	(635,548)	(1,355,964)	(15,538)	(10,671)
Total increase (decrease) in net assets	47,166	135,937	2,655,644	4,469,009	1,471	27,583
Net assets:
Beginning of period	1,861,335	1,725,398	37,451,976	32,982,967	328,580	300,997
End of period	$1,908,501	$1,861,335	$40,107,620	$37,451,976	$330,051	$328,580

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$23,381	$40,324	$292,188	$579,492	$5,170	$9,009
Net realized gain (loss)	8,838	242	582,054	1,163,038	10,014	(7,714)
Net unrealized appreciation (depreciation)	23,048	63,347	1,513,794	1,605,426	556	47,126
Net increase (decrease) in net assets resulting from operations	55,267	103,913	2,388,036	3,347,956	15,740	48,421
Distributions paid to shareholders	(15,346)	(34,911)	(1,276,340)	(1,526,238)	(1,796)	(50,940)
Net capital share transactions	18,944	43,201	129,766	(936,962)	(10,911)	23,523
Total increase (decrease) in net assets	58,865	112,203	1,241,462	884,756	3,033	21,004
Net assets:
Beginning of period	1,251,269	1,139,066	25,685,330	24,800,574	388,764	367,760
End of period	$1,310,134	$1,251,269	$26,926,792	$25,685,330	$391,797	$388,764

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	262

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$247,138	$426,022	$29,709	$46,485	$29,523	$57,760
Net realized gain (loss)	(168,144)	(554,664)	(24,962)	(105,717)	(1,356)	(33,292)
Net unrealized appreciation (depreciation)	(146,090)	653,577	(59,834)	149,374	5,497	73,317
Net increase (decrease) in net assets resulting from operations	(67,096)	524,935	(55,087)	90,142	33,664	97,785
Distributions paid to shareholders	(75,485)	(382,616)	(2,628)	—	(9,874)	(58,266)
Net capital share transactions	272,356	644,513	33,749	(31,695)	(5,971)	2,772
Total increase (decrease) in net assets	129,775	786,832	(23,966)	58,447	17,819	42,291
Net assets:
Beginning of period	11,007,914	10,221,082	1,540,341	1,481,894	873,845	831,554
End of period	$11,137,689	$11,007,914	$1,516,375	$1,540,341	$891,664	$873,845

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$2,583	$4,435	$8,863	$18,122	$34,279	$57,199
Net realized gain (loss)	(1,812)	(3,678)	— †	— †	(2,477)	(96,180)
Net unrealized appreciation (depreciation)	(2,061)	3,010	(43)	(50)	(44,433)	81,462
Net increase (decrease) in net assets resulting from operations	(1,290)	3,767	8,820	18,072	(12,631)	42,481
Distributions paid to shareholders	(855)	(3,960)	(3,299)	(17,531)	(11,753)	(55,687)
Net capital share transactions	4,722	18,941	(22,993)	(60,048)	221,961	36,513
Total increase (decrease) in net assets	2,577	18,748	(17,472)	(59,507)	197,577	23,307
Net assets:
Beginning of period	107,791	89,043	372,754	432,261	1,524,029	1,500,722
End of period	$110,368	$107,791	$355,282	$372,754	$1,721,606	$1,524,029

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

263	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$281	$2,083	$101	$1,506	$760	$5,418
Net realized gain (loss)	22,973	(30,059)	(343)	(17,554)	(2,338)	(22,528)
Net unrealized appreciation (depreciation)	38,499	129,616	7,508	23,557	29,834	46,582
Net increase (decrease) in net assets resulting from operations	61,753	101,640	7,266	7,509	28,256	29,472
Distributions paid to shareholders	(2,419)	(111,683)	(1,561)	(10,852)	(5,148)	(47,987)
Net capital share transactions	(47,224)	63,436	(6,796)	1,591	(18,115)	19,234
Total increase (decrease) in net assets	12,110	53,393	(1,091)	(1,752)	4,993	719
Net assets:
Beginning of period	507,635	454,242	124,182	125,934	324,191	323,472
End of period	$519,745	$507,635	$123,091	$124,182	$329,184	$324,191

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$6,183	$34,077	$6,289	$39,329
Net realized gain (loss)	68,293	24,747	109,073	47,040
Net unrealized appreciation (depreciation)	155,560	260,383	61,287	116,167
Net increase (decrease) in net assets resulting from operations	230,036	319,207	176,649	202,536
Distributions paid to shareholders	(58,907)	(297,374)	(65,362)	(287,115)
Net capital share transactions	(125,724)	63,979	(122,302)	(1,697)
Total increase (decrease) in net assets	45,405	85,812	(11,015)	(86,276)
Net assets:
Beginning of period	2,187,256	2,101,444	2,103,196	2,189,472
End of period	$2,232,661	$2,187,256	$2,092,181	$2,103,196
*
Unaudited.
†
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series	264

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 40 different funds ("the funds"), including 23 funds in the series covered in this report. The other 17 funds in the series are covered in separate reports. Twelve funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.
American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

265	American Funds Insurance Series

American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Cash — Cash may include amounts held in an interest bearing deposit facility.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	266

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

267	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2024 (dollars in thousands):

American Funds Insurance Series	268

Global Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,496,538	$835,497	$—	$2,332,035
Health care	783,131	486,858	—	1,269,989
Industrials	504,090	612,266	—	1,116,356
Consumer discretionary	493,789	549,217	—	1,043,006
Financials	474,495	412,949	— *	887,444
Communication services	358,906	111,356	—	470,262
Energy	230,378	97,226	— *	327,604
Consumer staples	173,887	100,136	—	274,023
Materials	142,845	55,327	—	198,172
Real estate	13,934	—	—	13,934
Utilities	10,957	—	—	10,957
Preferred securities	—	18,658	—	18,658
Short-term securities	299,496	—	—	299,496
Total	$4,982,446	$3,279,490	$— *	$8,261,936
*
Amount less than one thousand.
Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$333,520	$472,428	$—	$805,948
Consumer discretionary	370,427	124,803	—	495,230
Information technology	292,194	184,507	964	477,665
Health care	322,651	127,668	—	450,319
Financials	96,921	198,131	—	295,052
Communication services	67,832	67,363	—	135,195
Materials	37,887	83,545	—	121,432
Real estate	27,198	52,921	—	80,119
Energy	36,583	11,289	—	47,872
Utilities	18,763	23,994	—	42,757
Consumer staples	3,059	19,572	—	22,631
Preferred securities	1,920	—	16,680	18,600
Short-term securities	96,014	—	—	96,014
Total	$1,704,969	$1,366,221	$17,644	$3,088,834

269	American Funds Insurance Series

Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,917,689	$562,348	$4,384	$10,484,421
Communication services	8,695,327	—	—	8,695,327
Health care	6,280,230	252,547	31,351	6,564,128
Consumer discretionary	4,964,660	387,171	—	5,351,831
Industrials	4,555,144	231,471	2,674	4,789,289
Financials	3,007,253	44,932	—	3,052,185
Energy	1,645,161	—	—	1,645,161
Consumer staples	1,160,149	—	—	1,160,149
Materials	634,937	30,077	—	665,014
Utilities	341,689	—	—	341,689
Real estate	66,223	—	—	66,223
Preferred securities	—	—	116,405	116,405
Rights & warrants	—	— *	—	— *
Convertible stocks	6,005	—	—	6,005
Short-term securities	976,096	—	—	976,096
Total	$42,250,563	$1,508,546	$154,814	$43,913,923
*
Amount less than one thousand.
International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$30,605	$1,241,269	$—	$1,271,874
Information technology	225,072	795,333	5,140	1,025,545
Health care	9,414	925,782	—	935,196
Materials	300,585	574,695	—	875,280
Consumer discretionary	238,676	569,978	—	808,654
Financials	207,655	569,258	—	776,913
Energy	195,370	304,691	—	500,061
Communication services	—	366,276	—	366,276
Consumer staples	73,820	227,237	—	301,057
Utilities	—	82,776	—	82,776
Real estate	—	50,416	—	50,416
Preferred securities	7,588	18,074	470	26,132
Rights & warrants	—	— *	—	— *
Short-term securities	254,704	—	—	254,704
Total	$1,543,489	$5,725,785	$5,610	$7,274,884
*
Amount less than one thousand.

American Funds Insurance Series	270

New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$262,334	$324,569	$411	$587,314
Financials	141,383	421,482	— *	562,865
Industrials	105,231	285,250	—	390,481
Consumer discretionary	129,842	250,165	— *	380,007
Health care	145,370	217,767	—	363,137
Communication services	130,846	181,115	—	311,961
Consumer staples	55,651	184,935	—	240,586
Materials	141,138	85,753	— *	226,891
Energy	32,790	54,044	— *	86,834
Real estate	13,751	48,224	—	61,975
Utilities	11,565	22,452	—	34,017
Preferred securities	9,731	9,004	6,048	24,783
Rights & warrants	—	1,140	—	1,140
Convertible stocks	266	—	—	266
Bonds, notes & other debt instruments	—	123,092	—	123,092
Short-term securities	145,254	1,600	—	146,854
Total	$1,325,152	$2,210,592	$6,459	$3,542,203

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$51	$—	$—	$51
Unrealized appreciation on open forward currency contracts	—	131	—	131
Unrealized appreciation on centrally cleared interest rate swaps	—	7	—	7
Liabilities:
Unrealized depreciation on futures contracts	(71)	—	—	(71)
Unrealized depreciation on open forward currency contracts	—	(195)	—	(195)
Unrealized depreciation on centrally cleared interest rate swaps	—	(6)	—	(6)
Unrealized depreciation on bilateral interest rate swaps	—	(197)	—	(197)
Total	$(20)	$(260)	$—	$(280)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of June 30, 2024, all of the fund’s investment securities were classified as Level 1.

271	American Funds Insurance Series

Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$288,987	$140,656	$—	$429,643
Industrials	114,248	146,844	—	261,092
Health care	164,291	87,733	—	252,024
Financials	99,630	110,715	— *	210,345
Consumer discretionary	107,808	67,587	—	175,395
Communication services	82,784	44,791	—	127,575
Consumer staples	63,456	54,404	—	117,860
Materials	56,110	59,443	—	115,553
Energy	77,243	18,285	— *	95,528
Utilities	21,117	17,151	—	38,268
Real estate	8,777	3,167	—	11,944
Preferred securities	—	1,284	—	1,284
Convertible stocks	2,193	—	—	2,193
Bonds, notes & other debt instruments	—	2,396	—	2,396
Short-term securities	71,370	—	—	71,370
Total	$1,158,014	$754,456	$— *	$1,912,470
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,974,592	$468,429	$—	$10,443,021
Industrials	5,400,370	265,011	—	5,665,381
Health care	5,144,347	283,784	—	5,428,131
Communication services	4,197,118	—	—	4,197,118
Consumer discretionary	3,601,831	293,612	—	3,895,443
Financials	3,879,668	—	—	3,879,668
Consumer staples	815,121	569,845	—	1,384,966
Energy	1,212,871	—	—	1,212,871
Materials	1,210,526	—	—	1,210,526
Utilities	931,665	—	—	931,665
Real estate	729,800	—	—	729,800
Bonds, notes & other debt instruments	—	5,638	—	5,638
Short-term securities	1,121,126	—	—	1,121,126
Total	$38,219,035	$1,886,319	$—	$40,105,354

American Funds Insurance Series	272

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$4,829	$56,328	$— *	$61,157
Information technology	4,793	44,468	—	49,261
Industrials	7,610	37,626	—	45,236
Consumer discretionary	4,003	28,983	—	32,986
Health care	844	27,802	—	28,646
Consumer staples	5,502	21,656	—	27,158
Communication services	2,254	19,795	—	22,049
Energy	5,807	9,819	— *	15,626
Materials	8,436	7,056	— *	15,492
Utilities	970	5,452	—	6,422
Real estate	842	4,244	—	5,086
Preferred securities	247	187	—	434
Short-term securities	19,520	—	—	19,520
Total	$65,657	$263,416	$— *	$329,073
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$100,714	$69,319	$— *	$170,033
Information technology	116,169	35,965	—	152,134
Health care	94,374	34,786	—	129,160
Industrials	63,400	55,975	—	119,375
Consumer staples	69,924	44,266	—	114,190
Energy	59,901	22,075	— *	81,976
Utilities	45,923	33,806	—	79,729
Consumer discretionary	33,679	23,036	—	56,715
Real estate	44,779	7,895	—	52,674
Communication services	17,630	18,790	—	36,420
Materials	15,932	14,052	—	29,984
Convertible stocks	1,435	—	—	1,435
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	103,963	98	104,061
U.S. Treasury bonds & notes	—	59,854	—	59,854
Corporate bonds, notes & loans	—	31,284	—	31,284
Asset-backed obligations	—	11,035	—	11,035
Bonds & notes of governments & government agencies outside the U.S.	—	746	—	746
Municipals	—	344	—	344
Investment funds	30,145	—	—	30,145
Short-term securities	95,267	—	—	95,267
Total	$789,272	$567,191	$98	$1,356,561
Refer to the next page for footnote.

273	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$577	$—	$—	$577
Unrealized appreciation on centrally cleared interest rate swaps	—	446	—	446
Unrealized appreciation on centrally cleared credit default swaps	—	2	—	2
Liabilities:
Unrealized depreciation on futures contracts	(3)	—	—	(3)
Total	$574	$448	$—	$1,022
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,353,314	$22,990	$—	$4,376,304
Health care	2,525,391	218,654	18,138	2,762,183
Financials	2,608,729	54,564	— *	2,663,293
Communication services	1,804,461	—	—	1,804,461
Consumer discretionary	1,539,970	240,597	1,199	1,781,766
Industrials	1,545,510	155,442	—	1,700,952
Materials	1,131,819	—	2,890	1,134,709
Consumer staples	865,162	95,409	—	960,571
Energy	862,445	—	1,282	863,727
Real estate	289,295	—	—	289,295
Utilities	43,079	—	—	43,079
Preferred securities	—	—	771	771
Rights & warrants	—	—	— *	— *
Convertible stocks	—	—	11,596	11,596
Convertible bonds & notes	—	2,501	—	2,501
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,453,506	—	2,453,506
U.S. Treasury bonds & notes	—	1,626,887	—	1,626,887
Corporate bonds, notes & loans	—	1,585,311	3,079	1,588,390
Asset-backed obligations	—	613,243	5,930	619,173
Bonds & notes of governments & government agencies outside the U.S.	—	46,638	—	46,638
Municipals	—	29,674	—	29,674
Investment funds	1,423,069	—	—	1,423,069
Short-term securities	1,780,820	—	—	1,780,820
Total	$20,773,064	$7,145,416	$44,885	$27,963,365

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,673	$—	$—	$7,673
Unrealized appreciation on centrally cleared interest rate swaps	—	1,397	—	1,397
Liabilities:
Unrealized depreciation on futures contracts	(3,890)	—	—	(3,890)
Unrealized depreciation on centrally cleared credit default swaps	—	(28)	—	(28)
Total	$3,783	$1,369	$—	$5,152
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	274

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$37,992	$9,482	$—	$47,474
Health care	21,907	16,099	—	38,006
Industrials	19,771	12,069	—	31,840
Financials	11,701	18,498	—	30,199
Consumer staples	3,912	18,250	—	22,162
Materials	11,783	7,524	—	19,307
Communication services	16,421	1,735	—	18,156
Consumer discretionary	9,682	6,096	—	15,778
Energy	8,591	3,541	—	12,132
Utilities	7,953	3,955	—	11,908
Real estate	1,613	3,125	—	4,738
Preferred securities	—	315	—	315
Convertible stocks	1,975	—	—	1,975
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	50,730	—	50,730
Mortgage-backed obligations	—	27,047	—	27,047
Corporate bonds, notes & loans	—	22,836	—	22,836
U.S. Treasury bonds & notes	—	17,016	—	17,016
Asset-backed obligations	—	1,218	—	1,218
Federal agency bonds & notes	—	201	—	201
Municipals	—	135	—	135
Investment funds	3,858	—	—	3,858
Short-term securities	32,269	1,693	—	33,962
Total	$189,428	$221,565	$—	$410,993

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$230	$—	$—	$230
Unrealized appreciation on open forward currency contracts	—	183	—	183
Unrealized appreciation on centrally cleared interest rate swaps	—	205	—	205
Liabilities:
Unrealized depreciation on futures contracts	(27)	—	—	(27)
Unrealized depreciation on open forward currency contracts	—	(286)	—	(286)
Unrealized depreciation on centrally cleared interest rate swaps	—	(94)	—	(94)
Unrealized depreciation on bilateral interest rate swaps	—	(157)	—	(157)
Unrealized depreciation on centrally cleared credit default swaps	—	(19)	—	(19)
Total	$203	$(168)	$—	$35
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

275	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,607,884	$1,642	$4,609,526
Corporate bonds, notes & loans	—	3,399,615	—	3,399,615
U.S. Treasury bonds & notes	—	1,938,945	—	1,938,945
Asset-backed obligations	—	564,361	9,745	574,106
Municipals	—	167,632	—	167,632
Bonds & notes of governments & government agencies outside the U.S.	—	114,266	—	114,266
Federal agency bonds & notes	—	11,365	—	11,365
Common stocks	—	15	—	15
Short-term securities	1,710,287	—	—	1,710,287
Total	$1,710,287	$10,804,083	$11,387	$12,525,757

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$22,317	$—	$—	$22,317
Unrealized appreciation on open forward currency contracts	—	1,071	—	1,071
Unrealized appreciation on centrally cleared interest rate swaps	—	4,764	—	4,764
Unrealized appreciation on centrally cleared credit default swaps	—	796	—	796
Liabilities:
Unrealized depreciation on futures contracts	(4,922)	—	—	(4,922)
Unrealized depreciation on open forward currency contracts	—	(125)	—	(125)
Unrealized depreciation on centrally cleared interest rate swaps	—	(750)	—	(750)
Total	$17,395	$5,756	$—	$23,151
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	276

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$266,716	$—	$266,716
Japanese yen	—	77,428	—	77,428
British pounds	—	63,909	—	63,909
Chinese yuan renminbi	—	52,474	—	52,474
Mexican pesos	—	41,908	—	41,908
Brazilian reais	—	38,821	—	38,821
Canadian dollars	—	31,560	—	31,560
South Korean won	—	29,309	—	29,309
Australian dollars	—	25,115	—	25,115
Indonesian rupiah	—	21,091	—	21,091
Norwegian kroner	—	9,889	—	9,889
Indian rupees	—	8,054	—	8,054
Israeli shekels	—	7,221	—	7,221
New Zealand dollars	—	6,207	—	6,207
Danish kroner	—	6,116	—	6,116
Polish zloty	—	3,430	—	3,430
Turkish lira	—	3,411	—	3,411
Chilean pesos	—	2,600	—	2,600
Malaysian ringgits	—	2,166	—	2,166
South African rand	—	2,074	—	2,074
Colombian pesos	—	1,121	—	1,121
Romanian leu	—	1,067	—	1,067
Ukrainian hryvnia	—	6	—	6
U.S. dollars	—	703,356	200	703,556
Preferred securities	—	—	82	82
Common stocks	—	84	477	561
Investment funds	20,617	—	—	20,617
Short-term securities	210,562	46,873	—	257,435
Options purchased on futures (equity style)	950	—	—	950
Options purchased on foreign currency (equity style)	—	5	—	5
Total	$232,129	$1,452,011	$759	$1,684,899

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,055	$—	$—	$2,055
Unrealized appreciation on open forward currency contracts	—	1,871	—	1,871
Unrealized appreciation on centrally cleared interest rate swaps	—	1,228	—	1,228
Unrealized appreciation on centrally cleared credit default swaps	—	19	—	19
Liabilities:
Value of options written	(916)	(4)	—	(920)
Unrealized depreciation on futures contracts	(494)	—	—	(494)
Unrealized depreciation on open forward currency contracts	—	(3,859)	—	(3,859)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,188)	—	(1,188)
Unrealized depreciation on bilateral interest rate swaps	—	(1,221)	—	(1,221)
Unrealized depreciation on centrally cleared credit default swaps	—	(199)	—	(199)
Total	$645	$(3,353)	$—	$(2,708)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

277	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$793,501	$5,708	$799,209
U.S. Treasury bonds & notes	—	885	—	885
Mortgage-backed obligations	—	—	696	696
Bonds & notes of governments & government agencies outside the U.S.	—	339	—	339
Convertible bonds & notes	—	578	—	578
Common stocks	21,231	4,469	29,034	54,734
Preferred securities	—	1,416	1,751	3,167
Rights & warrants	—	265	—	265
Short-term securities	20,436	—	—	20,436
Total	$41,667	$801,453	$37,189	$880,309

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$137	$—	$—	$137
Unrealized appreciation on centrally cleared credit default swaps	—	25	—	25
Liabilities:
Unrealized depreciation on futures contracts	(58)	—	—	(58)
Unrealized depreciation on centrally cleared credit default swaps	—	(4)	—	(4)
Total	$79	$21	$—	$100
1
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2024 (dollars in thousands):
	Beginning value at 1/1/2024	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2024
Investment securities	$37,049	$—	$2,144	$— [4]	$—	$(1,548)	$(456)	$37,189
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2024								$(1,595)
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.
4
Amount less than one thousand.

American Funds Insurance Series	278

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$6,404	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based on movement of market comparables	1%	1%	Decrease
		Market comparables	Yield	11%	11%	Decrease
Common stocks	29,034	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
			Vendor price	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.7x - 7.9x	6.3x	Increase
			Premium to EV/EBITDA multiple	14%	14%	Increase
			Discount to EV/EBITDA multiple	13%	13%	Decrease
			EV/EBITDA less CapEx multiple	11.2x	11.2x	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	30%	30%	Increase
			DLOM	6% - 16%	12%	Decrease
Preferred securities	1,751	Market comparables	EV/EBITDA multiple	4.5x	4.5x	Increase
			DLOM	15%	15%	Decrease
	$37,189
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations and symbols
CapEx = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$98,064	$—	$98,064
U.S. Treasury bonds & notes	—	6,669	—	6,669
Asset-backed obligations	—	1,309	—	1,309
Short-term securities	—	40,665	—	40,665
Total	$—	$146,707	$—	$146,707

279	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$353	$—	$—	$353
Unrealized appreciation on centrally cleared interest rate swaps	—	99	—	99
Liabilities:
Unrealized depreciation on futures contracts	(68)	—	—	(68)
Total	$285	$99	$—	$384
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of June 30, 2024, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,017,781	$—	$1,017,781
U.S. Treasury bonds & notes	—	591,525	—	591,525
Federal agency bonds & notes	—	73,076	—	73,076
Short-term securities	—	335,847	—	335,847
Options purchased on futures (equity style)	578	—	—	578
Total	$578	$2,018,229	$—	$2,018,807

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,562	$—	$—	$4,562
Unrealized appreciation on centrally cleared interest rate swaps	—	19,570	—	19,570
Liabilities:
Value of options written	(496)	—	—	(496)
Unrealized depreciation on futures contracts	(1,800)	—	—	(1,800)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,433)	—	(5,433)
Total	$2,266	$14,137	$—	$16,403
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	280

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries

281	American Funds Insurance Series

may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Insurance Series	282

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

283	American Funds Insurance Series

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively

American Funds Insurance Series	284

lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or  futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.
Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

285	American Funds Insurance Series

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$4,457	$4,789	$10	$4,310
Global Small Capitalization Fund	41,131	17,225	26,164	15,503
Growth Fund	38,162	39,028	—	35,125
International Fund	9,093	—	9,548	—
New World Fund	14,933	7,477	8,154	6,729
Capital World Growth and Income Fund	10,543	9,661	1,447	8,695
Growth-Income Fund	114,087	119,835	—	107,852
International Growth and Income Fund	715	—	776	—
Capital Income Builder	20,164	16,497	4,730	14,847
Asset Allocation Fund	19,113	19,914	—	17,923
American Funds Global Balanced Fund	143	147	—	132
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

American Funds Insurance Series	286

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2024, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $447,000, $31,000 and $462,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due.  Unrealized appreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust of $1,000, less than $1,000 and $2,000, respectively, is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.
Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.

287	American Funds Insurance Series

For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

American Funds Insurance Series	288

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

289	American Funds Insurance Series

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$25,058	$22,753	$4,892	Not applicable
Capital Income Builder	Not applicable	Not applicable	120,340	7*	35,978	5,611
Asset Allocation Fund	Not applicable	Not applicable	3,234,309	Not applicable	255,086	26,850
Global Balanced Fund	$10,100*	Not applicable	45,558	34,490	19,141	4,183
Capital World Bond Fund	329,760	$7,708	583,683	525,898	228,366	57,843
The Bond Fund of America	Not applicable	Not applicable	7,050,960	91,159	611,143	85,511
American High-Income Trust	Not applicable	Not applicable	29,295	Not applicable	Not applicable	14,833
American Funds Mortgage Fund	600*	Not applicable	86,936	Not applicable	4,206	Not applicable
U.S. Government Securities Fund	333,790	Not applicable	1,954,574	Not applicable	765,828	Not applicable
Managed Risk Growth Fund	484,810	Not applicable	9,732	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	102,520	Not applicable	1,251	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	333,840	Not applicable	3,266	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,499,679	Not applicable	37,945	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	369,433	Not applicable	46,989	Not applicable	Not applicable	Not applicable
1
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2024 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$51	Unrealized depreciation[2]	$71
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	131	Unrealized depreciation on open forward currency contracts	195
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	7	Unrealized depreciation[2]	6
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	197
			$189		$469

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(111)	Net unrealized appreciation (depreciation) on futures contracts	$1
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	64	Net unrealized appreciation (depreciation) on forward currency contracts	49
Swap	Interest	Net realized gain (loss) on swap contracts	(113)	Net unrealized appreciation (depreciation) on swap contracts	(291)
			$(160)		$(241)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	290

Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$577	Unrealized depreciation[2]	$3
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	446	Unrealized depreciation[2]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	2	Unrealized depreciation[2]	—
			$1,025		$3

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(948)	Net unrealized appreciation (depreciation) on futures contracts	$(1,882)
Swap	Interest	Net realized gain (loss) on swap contracts	(121)	Net unrealized appreciation (depreciation) on swap contracts	392
Swap	Credit	Net realized gain (loss) on swap contracts	562	Net unrealized appreciation (depreciation) on swap contracts	(378)
			$(507)		$(1,868)
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$7,673	Unrealized depreciation[2]	$3,890
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	1,397	Unrealized depreciation[2]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	—	Unrealized depreciation[2]	28
			$9,070		$3,918

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(23,417)	Net unrealized appreciation (depreciation) on futures contracts	$(3,393)
Swap	Interest	Net realized gain (loss) on swap contracts	579	Net unrealized appreciation (depreciation) on swap contracts	257
Swap	Credit	Net realized gain (loss) on swap contracts	249	Net unrealized appreciation (depreciation) on swap contracts	(124)
			$(22,589)		$(3,260)
Refer to the end of the tables for footnotes.

291	American Funds Insurance Series

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$230	Unrealized depreciation[2]	$27
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	183	Unrealized depreciation on open forward currency contracts	286
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	205	Unrealized depreciation[2]	94
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	157
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	—	Unrealized depreciation[2]	19
			$618		$583

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(52)	Net unrealized appreciation (depreciation) on futures contracts	$(144)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(57)	Net unrealized appreciation (depreciation) on forward currency contracts	(421)
Swap	Interest	Net realized gain (loss) on swap contracts	(264)	Net unrealized appreciation (depreciation) on swap contracts	28
Swap	Credit	Net realized gain (loss) on swap contracts	52	Net unrealized appreciation (depreciation) on swap contracts	(29)
			$(321)		$(566)
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$22,317	Unrealized depreciation[2]	$4,922
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,071	Unrealized depreciation on open forward currency contracts	125
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	4,764	Unrealized depreciation[2]	750
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	796	Unrealized depreciation[2]	—
			$28,948		$5,797

Refer to the end of the tables for footnotes.

American Funds Insurance Series	292

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(65,889)	Net unrealized appreciation (depreciation) on futures contracts	$(40,875)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	1,525	Net unrealized appreciation (depreciation) on forward currency contracts	1,842
Swap	Interest	Net realized gain (loss) on swap contracts	(2,115)	Net unrealized appreciation (depreciation) on swap contracts	3,659
Swap	Credit	Net realized gain (loss) on swap contracts	(4,815)	Net unrealized appreciation (depreciation) on swap contracts	2,265
			$(71,294)		$(33,109)
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$5	Investment securities	$—
Options purchased (equity style)	Interest	Investment securities	950	Investment securities	—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	4
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	916
Futures	Interest	Unrealized appreciation[2]	2,055	Unrealized depreciation[2]	494
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,871	Unrealized depreciation on open forward currency contracts	3,859
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	1,228	Unrealized depreciation[2]	1,188
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	1,221
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	19	Unrealized depreciation[2]	199
			$6,128		$7,881

Refer to the end of the tables for footnotes.

293	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$18	Net unrealized appreciation (depreciation) on investments	$(19)
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	—	Net unrealized appreciation (depreciation) on investments	188
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	(66)	Net unrealized appreciation (depreciation) on options purchased	—
Options written (equity style)	Interest	Net realized gain (loss) on options written	300	Net unrealized appreciation (depreciation) on options written	(93)
Futures	Interest	Net realized gain (loss) on futures contracts	(91)	Net unrealized appreciation (depreciation) on futures contracts	(4,341)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(1,028)	Net unrealized appreciation (depreciation) on forward currency contracts	(5,821)
Swap	Interest	Net realized gain (loss) on swap contracts	(2,170)	Net unrealized appreciation (depreciation) on swap contracts	(296)
Swap	Credit	Net realized gain (loss) on swap contracts	802	Net unrealized appreciation (depreciation) on swap contracts	(698)
			$(2,235)		$(11,080)
American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$137	Unrealized depreciation[2]	$58
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	25	Unrealized depreciation[2]	4
			$162		$62

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(100)	Net unrealized appreciation (depreciation) on futures contracts	$70
Swap	Credit	Net realized gain (loss) on swap contracts	(213)	Net unrealized appreciation (depreciation) on swap contracts	1
			$(313)		$71
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$353	Unrealized depreciation[2]	$68
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	99	Unrealized depreciation[2]	—
			$452		$68

Refer to the end of the tables for footnotes.

American Funds Insurance Series	294

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(761)	Net unrealized appreciation (depreciation) on futures contracts	$(715)
Swap	Interest	Net realized gain (loss) on swap contracts	20	Net unrealized appreciation (depreciation) on swap contracts	89
			$(741)		$(626)
U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$578	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	496
Futures	Interest	Unrealized appreciation[2]	4,562	Unrealized depreciation[2]	1,800
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	19,570	Unrealized depreciation[2]	5,433
			$24,710		$7,729

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(51)	Net unrealized appreciation (depreciation) on investments	$(372)
Options written (equity style)	Interest	Net realized gain (loss) on options written	92	Net unrealized appreciation (depreciation) on options written	360
Futures	Interest	Net realized gain (loss) on futures contracts	(3,042)	Net unrealized appreciation (depreciation) on futures contracts	(16,056)
Swap	Interest	Net realized gain (loss) on swap contracts	2,656	Net unrealized appreciation (depreciation) on swap contracts	(916)
			$(345)		$(16,984)
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$866	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	40	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	5	Unrealized depreciation[2]	—
			$911		$—

Refer to the end of the tables for footnotes.

295	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,269)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$522
Futures	Currency	Net realized gain (loss) on futures contracts	(36)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(1,064)	Net realized appreciation (depreciation) on futures contracts	(350)
Futures	Interest	Net realized gain (loss) on futures contracts	18	Net realized appreciation (depreciation) on futures contracts	(86)
			$(3,351)		$86
Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$934	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	18	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	9	Unrealized depreciation[2]	—
			$961		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(437)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$588
Futures	Equity	Net realized gain (loss) on futures contracts	(255)	Net realized appreciation (depreciation) on futures contracts	83
Futures	Interest	Net realized gain (loss) on futures contracts	(17)	Net realized appreciation (depreciation) on futures contracts	(17)
			$(709)		$654
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$458	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	20	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	22	Unrealized depreciation[2]	—
			$500		$—

Refer to the end of the tables for footnotes.

American Funds Insurance Series	296

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,485)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$334
Futures	Currency	Net realized gain (loss) on futures contracts	(7)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	428	Net realized appreciation (depreciation) on futures contracts	(236)
Futures	Interest	Net realized gain (loss) on futures contracts	(39)	Net realized appreciation (depreciation) on futures contracts	(43)
			$(1,103)		$55
Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$4,616	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	201	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	51	Unrealized depreciation[2]	—
			$4,868		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(15,868)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$3,986
Futures	Currency	Net realized gain (loss) on futures contracts	(28)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	7,935	Net realized appreciation (depreciation) on futures contracts	(1,707)
Futures	Interest	Net realized gain (loss) on futures contracts	(86)	Net realized appreciation (depreciation) on futures contracts	(89)
			$(8,047)		$2,190
Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$698	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	38	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	368	Unrealized depreciation[2]	—
			$1,104		$—

Refer to the end of the tables for footnotes.

297	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,481)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$157
Futures	Currency	Net realized gain (loss) on futures contracts	(24)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	241	Net realized appreciation (depreciation) on futures contracts	(354)
Futures	Interest	Net realized gain (loss) on futures contracts	(627)	Net realized appreciation (depreciation) on futures contracts	(645)
			$(1,891)		$(842)
2
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
3
Includes options purchased as reported in each fund’s investment portfolio.
Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The tables on the following pages present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):

American Funds Insurance Series	298

New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$ — †	$ —	$ —	$ —	$ — †
Bank of New York Mellon	1	—	—	—	1
Barclays Bank PLC	59	(59)	—	—	—
BNP Paribas	1	(1)	—	—	—
Citibank	33	(15)	—	—	18
Goldman Sachs	5	(5)	—	—	—
HSBC Bank	1	—	—	—	1
JPMorgan Chase	22	(22)	—	—	—
Morgan Stanley	— †	—	—	—	— †
Standard Chartered Bank	— †	—	—	—	— †
UBS AG	9	—	—	—	9
Total	$131	$ (102)	$ —	$ —	$29
Liabilities:
Bank of America	$28	$ —	$ —	$ —	$28
Barclays Bank PLC	84	(59)	—	—	25
BNP Paribas	16	(1)	—	—	15
Citibank	15	(15)	—	—	—
Goldman Sachs	105	(5)	—	—	99
JPMorgan Chase	32	(22)	—	—	10
Morgan Stanley	67	—	—	—	67
Standard Chartered Bank	45	—	—	—	45
Total	$392	$ (102)	$ —	$ —	$289
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.
Refer to the end of the tables for footnotes.

299	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$3	$ (3)	$ —	$ —	$ —
Bank of New York Mellon	— †	—	—	—	— †
Barclays Bank PLC	1	—	—	—	1
BNP Paribas	16	(16)	—	—	—
Citibank	32	(21)	—	—	11
Goldman Sachs	7	(7)	—	—	—
HSBC Bank	1	—	—	—	1
JPMorgan Chase	50	(27)	—	—	23
Morgan Stanley	68	(68)	—	—	—
Standard Chartered Bank	4	(1)	—	—	3
UBS AG	1	(1)	—	—	—
Total	$183	$ (144)	$ —	$ —	$39
Liabilities:
Bank of America	$43	$ (3)	$ —	$ —	$40
BNP Paribas	16	(16)	—	—	—
Citibank	21	(21)	—	—	—
Goldman Sachs	157	(7)	—	—	150
HSBC Bank	— †	—	—	—	— †
JPMorgan Chase	27	(27)	—	—	—
Morgan Stanley	106	(68)	—	—	38
Standard Chartered Bank	1	(1)	—	—	—
UBS AG	72	(1)	—	—	71
Total	$443	$ (144)	$ —	$ —	$299
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$83	$ —	$ —	$ —	$83
JPMorgan Chase	902	—	—	(902)	—
UBS AG	86	—	—	—	86
Total	$1,071	$ —	$ —	$ (902)	$169
Liabilities:
BNP Paribas	$11	$ —	$ —	$ —	$11
HSBC Bank	4	—	—	—	5
Morgan Stanley	57	—	—	—	56
Standard Chartered Bank	53	—	—	—	53
Total	$125	$ —	$ —	$ —	$125
Refer to the end of the tables for footnotes.

American Funds Insurance Series	300

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$9	$ (9)	$ —	$ —	$ —
Bank of New York Mellon	2	(2)	—	—	—
Barclays Bank PLC	14	—	—	—	14
BNP Paribas	164	(164)	—	—	—
Citibank	604	(533)	—	(70)	1
Goldman Sachs	16	(16)	—	—	—
HSBC Bank	36	(36)	—	—	—
JPMorgan Chase	719	(719)	—	—	—
Morgan Stanley	250	(250)	—	—	—
Standard Chartered Bank	55	(26)	—	—	29
UBS AG	20	(20)	—	—	—
Total	$1,889	$ (1,775)	$ —	$ (70)	$44
Liabilities:
Bank of America	$447	$ (9)	$ (341)	$ —	$97
Bank of New York Mellon	28	(2)	—	—	26
BNP Paribas	189	(164)	(25)	—	—
Citibank	533	(534)	—	—	—
Goldman Sachs	1,306	(16)	(1,055)	—	235
HSBC Bank	150	(36)	—	—	114
JPMorgan Chase	797	(719)	(78)	—	—
Morgan Stanley	1,350	(250)	(1,100)	—	—
Standard Chartered Bank	26	(26)	—	—	—
UBS AG	273	(20)	(253)	—	—
Total	$5,099	$ (1,775)	$ (2,852)	$ —	$472
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2024, some of the funds recognized reclaims (net of

301	American Funds Insurance Series

fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$2,478	$26	$935
Growth Fund	1,938	2	147
New World Fund	717	3	88
Washington Mutual Investors Fund	31	1	2
Growth-Income Fund	119	12	2
International Growth and Income Fund	10	2	1
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2023:
Undistributed ordinary income	$49,194	$64,690	$95,057	$16,271	$12,831	$41,555
Undistributed long-term capital gains	226,821	72,052	977,737	—	15,882	87,738
Capital loss carryforward*	—	—	—	(540,672)	—	—
As of June 30, 2024:
Gross unrealized appreciation on investments	3,334,213	836,174	23,803,423	2,265,460	1,168,125	3,587,265
Gross unrealized depreciation on investments	(275,098)	(198,083)	(760,476)	(241,398)	(152,011)	(126,063)
Net unrealized appreciation (depreciation) on investments	3,059,115	638,091	23,042,947	2,024,062	1,016,114	3,461,202
Cost of investments	5,202,821	2,450,743	20,870,976	5,250,822	2,525,810	7,393,946

Refer to the end of the tables for footnote.

American Funds Insurance Series	302

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
As of December 31, 2023:
Undistributed ordinary income	$7,472	$158,609	$1,604	$16,757	$128,322	$1,794
Undistributed long-term capital gains	—	1,734,565	—	—	1,147,945	—
Capital loss carryforward*	(69,742)	—	(23,775)	(25,818)	—	(3,502)
Capital loss carryforward utilized	2,434	—	53	2,422	—	—
As of June 30, 2024:
Gross unrealized appreciation on investments	716,001	15,734,256	78,492	252,541	8,105,020	67,750
Gross unrealized depreciation on investments	(67,700)	(412,968)	(22,273)	(40,938)	(821,861)	(16,781)
Net unrealized appreciation (depreciation) on investments	648,301	15,321,288	56,219	211,603	7,283,159	50,969
Cost of investments	1,264,169	24,784,066	272,854	1,145,971	20,684,961	359,798

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
As of December 31, 2023:
Undistributed ordinary income	$75,445	$2,620	$9,868	$855	$3,298	$11,745
Capital loss carryforward*	(1,359,397)	(186,363)	(331,897)	(11,994)	(1)	(254,504)
As of June 30, 2024:
Gross unrealized appreciation on investments	29,945	8,677	44,282	(166)	—	—
Gross unrealized depreciation on investments	(373,101)	(114,867)	(48,276)	(1,784)	(150)	—
Net unrealized appreciation (depreciation) on investments	(343,156)	(106,190)	(3,994)	(1,950)	(150)	—
Cost of investments	12,898,585	1,786,407	885,320	149,041	347,924	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2023:
Undistributed ordinary income	$2,419	$1,560	$5,147	$30,091	$36,425
Undistributed long-term capital gains	—	—	—	28,787	28,917
Capital loss carryforward*	(12,281)	(13,949)	(17,511)	—	—
As of June 30, 2024:
Gross unrealized appreciation on investments	122,554	18,260	52,506	322,868	99,562
Gross unrealized depreciation on investments	(102,050)	(23,350)	(28,475)	(84,269)	(31,883)
Net unrealized appreciation (depreciation) on investments	20,504	(5,090)	24,031	238,599	67,679
Cost of investments	499,216	128,016	305,059	1,993,010	2,025,662
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

303	American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$22,379	$99,126	$121,505	$36,245	$238,315	$274,560
Class 1A	115	536	651	148	1,195	1,343
Class 2	21,905	103,301	125,206	30,048	259,863	289,911
Class 4	4,815	23,878	28,693	4,681	49,927	54,608
Total	$49,214	$226,841	$276,055	$71,122	$549,300	$620,422
Global Small Capitalization Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$19,885	$21,820	$41,705	$4,595	$11,794	$16,389
Class 1A	107	119	226	12	59	71
Class 2	38,505	43,051	81,556	4,713	23,554	28,267
Class 4	6,213	7,070	13,283	76	3,623	3,699
Total	$64,710	$72,060	$136,770	$9,396	$39,030	$48,426
Growth Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$46,569	$433,019	$479,588	$93,186	$861,352	$954,538
Class 1A	672	7,268	7,940	926	13,243	14,169
Class 2	39,506	433,759	473,265	58,531	924,799	983,330
Class 3	548	5,725	6,273	883	11,837	12,720
Class 4	7,808	97,988	105,796	5,132	167,524	172,656
Total	$95,103	$977,759	$1,072,862	$158,658	$1,978,755	$2,137,413
International Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,264	$—	$8,264	$50,154	$—	$50,154
Class 1A	26	—	26	150	—	150
Class 2	7,183	—	7,183	42,608	—	42,608
Class 3	36	—	36	219	—	219
Class 4	781	—	781	4,367	—	4,367
Total	$16,290	$—	$16,290	$97,498	$—	$97,498

American Funds Insurance Series	304

New World Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$7,141	$8,227	$15,368	$28,772	$—	$28,772
Class 1A	38	49	87	146	—	146
Class 2	3,001	3,828	6,829	11,303	—	11,303
Class 4	2,660	3,785	6,445	9,222	—	9,222
Total	$12,840	$15,889	$28,729	$49,443	$—	$49,443
Washington Mutual Investors Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$25,177	$50,394	$75,571	$118,356	$52,370	$170,726
Class 1A	92	202	294	338	194	532
Class 2	11,104	24,567	35,671	51,574	26,108	77,682
Class 4	5,236	12,608	17,844	20,772	11,035	31,807
Total	$41,609	$87,771	$129,380	$191,040	$89,707	$280,747
Capital World Growth and Income Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,490	$—	$2,490	$11,646	$—	$11,646
Class 1A	32	—	32	125	—	125
Class 2	4,048	—	4,048	18,495	—	18,495
Class 4	910	—	910	3,732	—	3,732
Total	$7,480	$—	$7,480	$33,998	$—	$33,998
Growth-Income Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$97,641	$1,023,186	$1,120,827	$327,645	$1,077,919	$1,405,564
Class 1A	148	1,702	1,850	440	1,649	2,089
Class 2	51,870	597,677	649,547	164,035	642,837	806,872
Class 3	580	6,513	7,093	1,848	6,857	8,705
Class 4	8,444	105,495	113,939	22,003	96,356	118,359
Total	$158,683	$1,734,573	$1,893,256	$515,971	$1,825,618	$2,341,589
International Growth and Income Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$84	$—	$84	$394	$—	$394
Class 1A	30	—	30	151	—	151
Class 2	793	—	793	3,949	—	3,949
Class 4	699	—	699	3,139	—	3,139
Total	$1,606	$—	$1,606	$7,633	$—	$7,633

305	American Funds Insurance Series

Capital Income Builder
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,883	$—	$8,883	$19,561	$—	$19,561
Class 1A	127	—	127	290	—	290
Class 2	182	—	182	410	—	410
Class 4	6,154	—	6,154	14,650	—	14,650
Total	$15,346	$—	$15,346	$34,911	$—	$34,911
Asset Allocation Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$79,659	$678,739	$758,398	$364,001	$578,217	$942,218
Class 1A	154	1,422	1,576	663	1,038	1,701
Class 2	20,306	187,595	207,901	91,196	163,182	254,378
Class 3	147	1,326	1,473	644	1,097	1,741
Class 4	28,102	278,890	306,992	111,055	215,145	326,200
Total	$128,368	$1,147,972	$1,276,340	$567,559	$958,679	$1,526,238
American Funds Global Balanced Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$485	$—	$485	$1,780	$11,386	$13,166
Class 1A	13	—	13	43	310	353
Class 2	721	—	721	2,558	18,886	21,444
Class 4	577	—	577	1,750	14,227	15,977
Total	$1,796	$—	$1,796	$6,131	$44,809	$50,940
The Bond Fund of America
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$48,870	$—	$48,870	$246,119	$—	$246,119
Class 1A	1,353	—	1,353	8,577	—	8,577
Class 2	18,656	—	18,656	97,823	—	97,823
Class 4	6,606	—	6,606	30,097	—	30,097
Total	$75,485	$—	$75,485	$382,616	$—	$382,616
Capital World Bond Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,933	$—	$1,933	$—	$—	$—
Class 1A	122	—	122	—	—	—
Class 2	573	—	573	—	—	—
Class 4	—	—	—	—	—	—
Total	$2,628	$—	$2,628	$—	$—	$—

American Funds Insurance Series	306

American High-Income Trust
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,576	$—	$2,576	$15,308	$—	$15,308
Class 1A	33	—	33	171	—	171
Class 2	5,989	—	5,989	36,274	—	36,274
Class 3	88	—	88	556	—	556
Class 4	1,188	—	1,188	5,957	—	5,957
Total	$9,874	$—	$9,874	$58,266	$—	$58,266
American Funds Mortgage Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$136	$—	$136	$656	$—	$656
Class 1A	18	—	18	71	—	71
Class 2	341	—	341	1,633	—	1,633
Class 4	360	—	360	1,600	—	1,600
Total	$855	$—	$855	$3,960	$—	$3,960
Ultra-Short Bond Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$368	$—	$368	$1,981	$—	$1,981
Class 1A	1	—	1	5	—	5
Class 2	2,445	—	2,445	12,823	—	12,823
Class 3	36	—	36	198	—	198
Class 4	449	—	449	2,524	—	2,524
Total	$3,299	$—	$3,299	$17,531	$—	$17,531
U.S. Government Securities Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,833	$—	$1,833	$9,817	$—	$9,817
Class 1A	1,537	—	1,537	171	—	171
Class 2	7,184	—	7,184	39,205	—	39,205
Class 3	34	—	34	219	—	219
Class 4	1,165	—	1,165	6,275	—	6,275
Total	$11,753	$—	$11,753	$55,687	$—	$55,687
Managed Risk Growth Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$93	$—	$93	$129	$2,315	$2,444
Class P2	2,326	—	2,326	5,596	103,643	109,239
Total	$2,419	$—	$2,419	$5,725	$105,958	$111,683

307	American Funds Insurance Series

Managed Risk International Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29	$—	$29	$29	$127	$156
Class P2	1,532	—	1,532	1,939	8,757	10,696
Total	$1,561	$—	$1,561	$1,968	$8,884	$10,852
Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$43	$—	$43	$58	$363	$421
Class P2	5,105	—	5,105	5,936	41,630	47,566
Total	$5,148	$—	$5,148	$5,994	$41,993	$47,987
Managed Risk Growth-Income Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$26,378	$25,142	$51,520	$30,230	$230,056	$260,286
Class P2	3,727	3,660	7,387	3,723	33,365	37,088
Total	$30,105	$28,802	$58,907	$33,953	$263,421	$297,374
Managed Risk Asset Allocation Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$179	$138	$317	$164	$851	$1,015
Class P2	36,259	28,786	65,045	38,569	247,531	286,100
Total	$36,438	$28,924	$65,362	$38,733	$248,382	$287,115
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2024, total investment advisory services fees waived by CRMC were $26,277,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series	308

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the six months ended June 30, 2024, before waiver	For the six months ended June 30, 2024, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.620
Growth Fund	.500	.275	.6	44.0	.307	.307
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.215
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.368
Growth-Income Fund	.500	.217	.6	44.0	.251	.251
International Growth and Income Fund	.478	.450	15.0	15.0	.491	.491
Capital Income Builder	.357	.330	15.0	15.0	.357	.220
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.215
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.271
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.228
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.232
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

309	American Funds Insurance Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$530
Class 1A	$—	$24	3
Class 2	4,550	Not applicable	546
Class 4	999	999	120
Total class-specific expenses	$5,549	$1,023	$1,199
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$146
Class 1A	$—	$6	1
Class 2	2,262	Not applicable	272
Class 4	367	367	44
Total class-specific expenses	$2,629	$373	$463

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,776
Class 1A	$—	$376	45
Class 2	23,299	Not applicable	2,796
Class 3	225	Not applicable	37
Class 4	4,873	4,873	585
Total class-specific expenses	$28,397	$5,249	$6,239
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$504
Class 1A	$—	$16	2
Class 2	4,282	Not applicable	514
Class 3	15	Not applicable	2
Class 4	538	538	65
Total class-specific expenses	$4,835	$554	$1,087

American Funds Insurance Series	310

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$269
Class 1A	$—	$13	1
Class 2	1,023	Not applicable	123
Class 4	998	999	120
Total class-specific expenses	$2,021	$1,012	$513
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$922
Class 1A	$—	$30	4
Class 2	3,680	Not applicable	442
Class 4	1,796	1,797	215
Total class-specific expenses	$5,476	$1,827	$1,583

Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$88
Class 1A	$—	$10	1
Class 2	1,310	Not applicable	157
Class 4	305	306	37
Total class-specific expenses	$1,615	$316	$283
Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,466
Class 1A	$—	$47	6
Class 2	16,629	Not applicable	1,995
Class 3	132	Not applicable	22
Class 4	2,785	2,785	334
Total class-specific expenses	$19,546	$2,832	$5,823

International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2
Class 1A	$—	$8	1
Class 2	204	Not applicable	25
Class 4	184	184	22
Total class-specific expenses	$388	$192	$50
Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$101
Class 1A	$—	$13	2
Class 2	19	Not applicable	2
Class 4	717	717	86
Total class-specific expenses	$736	$730	$191

Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,358
Class 1A	$—	$40	5
Class 2	5,361	Not applicable	643
Class 3	28	Not applicable	4
Class 4	7,573	7,573	909
Total class-specific expenses	$12,962	$7,613	$3,919
Refer to the end of the tables for footnote.
American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$15
Class 1A	$—	$4	— *
Class 2	197	Not applicable	24
Class 4	163	163	19
Total class-specific expenses	$360	$167	$58

311	American Funds Insurance Series

The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,037
Class 1A	$—	$305	37
Class 2	3,508	Not applicable	421
Class 4	1,239	1,239	149
Total class-specific expenses	$4,747	$1,544	$1,644
Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$96
Class 1A	$—	$15	2
Class 2	990	Not applicable	119
Class 4	69	69	8
Total class-specific expenses	$1,059	$84	$225

American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$34
Class 1A	$—	$4	— *
Class 2	661	Not applicable	79
Class 3	7	Not applicable	1
Class 4	145	145	18
Total class-specific expenses	$813	$149	$132
American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3
Class 1A	$—	$3	— *
Class 2	53	Not applicable	6
Class 4	57	57	7
Total class-specific expenses	$110	$60	$16

Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6
Class 1A	$—	$— *	— *
Class 2	331	Not applicable	40
Class 3	4	Not applicable	— *
Class 4	64	65	8
Total class-specific expenses	$399	$65	$54
U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$38
Class 1A	$—	$83	10
Class 2	1,314	Not applicable	158
Class 3	5	Not applicable	1
Class 4	226	225	27
Total class-specific expenses	$1,545	$308	$234

Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$625	625
Total class-specific expenses	$625	$641
Refer to the end of the tables for footnote.
Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$153	153
Total class-specific expenses	$153	$155

American Funds Insurance Series	312

Managed Risk Washington
Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$403	403
Total class-specific expenses	$403	$407
Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,421
Class P2	$349	349
Total class-specific expenses	$349	$2,770

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$13
Class P2	$2,596	2,596
Total class-specific expenses	$2,596	$2,609
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2024, total fees and expenses reimbursed by CRMC were $14,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$10	$14	$24
Global Small Capitalization Fund	4	5	9
Growth Fund	51	71	122
International Fund	9	12	21
New World Fund	4	6	10
Washington Mutual Investors Fund	13	18	31
Capital World Growth and Income Fund	2	3	5
Growth-Income Fund	48	67	115
International Growth and Income Fund	— *	1	1
Capital Income Builder	2	2	4
Asset Allocation Fund	33	45	78
American Funds Global Balanced Fund	— *	1	1
The Bond Fund of America	14	19	33
Capital World Bond Fund	2	3	5
American High-Income Trust	1	1	2
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	— *	1	1
U.S. Government Securities Fund	2	3	5
Managed Risk Growth Fund	— *	1	1
Managed Risk International Fund	— *	— *	— *
Managed Risk Washington Mutual Investors Fund	1	— *	1
Managed Risk Growth-Income Fund	4	3	7
Managed Risk Asset Allocation Fund	3	3	6
*
Amount less than one thousand.

313	American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2024 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$185,363	$162,530	$100,137
Global Small Capitalization Fund	9,779	10,261	4,487
Growth Fund	276,084	113,332	33,608
International Fund	47,479	45,425	(9,681)
New World Fund	28,659	33,191	1,490
Washington Mutual Investors Fund	62,337	51,105	11,435
Capital World Growth and Income Fund	12,242	11,753	2,067
Growth-Income Fund	429,956	444,772	175,461
International Growth and Income Fund	2,925	1,842	(528)
Capital Income Builder	10,716	3,820	427
Asset Allocation Fund	149,337	34,973	8,303
American Funds Global Balanced Fund	2,168	4,003	1,180
American High-Income Trust	220	220	—
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2024.

American Funds Insurance Series	314

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$58,023	1,586	$121,506	3,310	$(311,481)	(8,480)	$(131,952)	(3,584)
Class 1A	990	27	650	18	(1,496)	(41)	144	4
Class 2	40,356	1,127	125,206	3,463	(325,272)	(9,039)	(159,710)	(4,449)
Class 4	70,829	1,986	28,693	803	(39,460)	(1,106)	60,062	1,683
Total net increase (decrease)	$170,198	4,726	$276,055	7,594	$(677,709)	(18,666)	$(231,456)	(6,346)
Year ended December 31, 2023
Class 1	$192,718	6,033	$274,560	8,748	$(540,248)	(16,855)	$(72,970)	(2,074)
Class 1A	2,158	68	1,343	43	(2,107)	(66)	1,394	45
Class 2	39,498	1,245	289,912	9,380	(438,910)	(13,838)	(109,500)	(3,213)
Class 4	95,674	3,056	54,608	1,787	(77,844)	(2,499)	72,438	2,344
Total net increase (decrease)	$330,048	10,402	$620,423	19,958	$(1,059,109)	(33,258)	$(108,638)	(2,898)
Global Small Capitalization Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$33,400	1,823	$41,576	2,342	$(73,779)	(3,995)	$1,197	170
Class 1A	247	14	226	13	(260)	(14)	213	13
Class 2	39,656	2,261	81,556	4,892	(138,161)	(7,948)	(16,949)	(795)
Class 4	16,529	955	13,283	799	(21,271)	(1,225)	8,541	529
Total net increase (decrease)	$89,832	5,053	$136,641	8,046	$(233,471)	(13,182)	$(6,998)	(83)
Year ended December 31, 2023
Class 1	$91,477	5,345	$16,333	935	$(152,565)	(8,792)	$(44,755)	(2,512)
Class 1A	781	46	71	4	(530)	(31)	322	19
Class 2	39,394	2,481	28,267	1,715	(197,235)	(11,995)	(129,574)	(7,799)
Class 4	34,683	2,137	3,699	225	(36,779)	(2,285)	1,603	77
Total net increase (decrease)	$166,335	10,009	$48,370	2,879	$(387,109)	(23,103)	$(172,404)	(10,215)
Refer to the end of the tables for footnotes.

315	American Funds Insurance Series

Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$655,575	5,971	$479,015	4,433	$(1,195,371)	(11,103)	$(60,781)	(699)
Class 1A	21,734	201	7,940	74	(16,090)	(156)	13,584	119
Class 2	176,918	1,667	473,265	4,440	(1,542,724)	(14,509)	(892,541)	(8,402)
Class 3	954	9	6,273	57	(15,223)	(138)	(7,996)	(72)
Class 4	410,452	3,941	105,797	1,020	(168,884)	(1,630)	347,365	3,331
Total net increase (decrease)	$1,265,633	11,789	$1,072,290	10,024	$(2,938,292)	(27,536)	$(600,369)	(5,723)
Year ended December 31, 2023
Class 1	$1,126,344	13,031	$952,995	11,055	$(2,473,911)	(28,345)	$(394,572)	(4,259)
Class 1A	39,167	473	14,169	166	(24,617)	(280)	28,719	359
Class 2	378,332	4,358	983,331	11,587	(2,226,251)	(25,522)	(864,588)	(9,577)
Class 3	2,841	32	12,720	146	(23,828)	(268)	(8,267)	(90)
Class 4	479,958	5,642	172,656	2,092	(306,686)	(3,644)	345,928	4,090
Total net increase (decrease)	$2,026,642	23,536	$2,135,871	25,046	$(5,055,293)	(58,059)	$(892,780)	(9,477)
International Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$35,441	1,941	$8,265	441	$(284,297)	(15,512)	$(240,591)	(13,130)
Class 1A	883	50	26	1	(1,342)	(74)	(433)	(23)
Class 2	182,063	10,178	7,183	385	(367,567)	(20,317)	(178,321)	(9,754)
Class 3	—	—	36	2	(1,417)	(77)	(1,381)	(75)
Class 4	25,219	1,407	781	43	(26,107)	(1,458)	(107)	(8)
Total net increase (decrease)	$243,606	13,576	$16,291	872	$(680,730)	(37,438)	$(420,833)	(22,990)
Year ended December 31, 2023
Class 1	$116,405	7,036	$50,154	3,024	$(410,379)	(24,700)	$(243,820)	(14,640)
Class 1A	1,488	90	150	9	(1,420)	(86)	218	13
Class 2	132,534	7,999	42,608	2,582	(397,669)	(24,084)	(222,527)	(13,503)
Class 3	199	12	219	13	(1,551)	(92)	(1,133)	(67)
Class 4	41,507	2,540	4,367	269	(55,374)	(3,413)	(9,500)	(604)
Total net increase (decrease)	$292,133	17,677	$97,498	5,897	$(866,393)	(52,375)	$(476,762)	(28,801)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	316

New World Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$167,382	6,188	$15,367	576	$(149,225)	(5,629)	$33,524	1,135
Class 1A	300	12	87	3	(768)	(29)	(381)	(14)
Class 2	59,646	2,310	6,829	259	(89,918)	(3,452)	(23,443)	(883)
Class 4	35,488	1,373	6,446	247	(60,498)	(2,337)	(18,564)	(717)
Total net increase (decrease)	$262,816	9,883	$28,729	1,085	$(300,409)	(11,447)	$(8,864)	(479)
Year ended December 31, 2023
Class 1	$86,114	3,585	$28,772	1,188	$(174,819)	(7,226)	$(59,933)	(2,453)
Class 1A	1,115	47	146	6	(1,025)	(43)	236	10
Class 2	59,693	2,497	11,303	473	(136,698)	(5,745)	(65,702)	(2,775)
Class 4	71,676	3,024	9,222	389	(93,668)	(3,971)	(12,770)	(558)
Total net increase (decrease)	$218,598	9,153	$49,443	2,056	$(406,210)	(16,985)	$(138,169)	(5,776)
Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$41,139	2,672	$75,293	4,855	$(447,475)	(29,070)	$(331,043)	(21,543)
Class 1A	2,258	146	293	19	(1,605)	(107)	946	58
Class 2	22,273	1,482	35,671	2,347	(233,377)	(15,531)	(175,433)	(11,702)
Class 4	105,101	7,046	17,844	1,188	(50,841)	(3,435)	72,104	4,799
Total net increase (decrease)	$170,771	11,346	$129,101	8,409	$(733,298)	(48,143)	$(433,426)	(28,388)
Year ended December 31, 2023
Class 1	$277,677	21,465	$170,023	12,648	$(697,429)	(52,419)	$(249,729)	(18,306)
Class 1A	9,396	729	532	40	(54,463)	(4,239)	(44,535)	(3,470)
Class 2	33,904	2,614	77,682	5,899	(358,013)	(27,290)	(246,427)	(18,777)
Class 4	156,923	12,161	31,807	2,442	(102,800)	(7,983)	85,930	6,620
Total net increase (decrease)	$477,900	36,969	$280,044	21,029	$(1,212,705)	(91,931)	$(454,761)	(33,933)
Capital World Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$14,937	1,023	$2,432	162	$(56,976)	(3,880)	$(39,607)	(2,695)
Class 1A	754	54	32	3	(317)	(22)	469	35
Class 2	5,731	393	4,049	271	(93,127)	(6,391)	(83,347)	(5,727)
Class 4	12,505	880	910	62	(15,528)	(1,093)	(2,113)	(151)
Total net increase (decrease)	$33,927	2,350	$7,423	498	$(165,948)	(11,386)	$(124,598)	(8,538)
Year ended December 31, 2023
Class 1	$65,556	5,277	$11,348	873	$(143,262)	(11,299)	$(66,358)	(5,149)
Class 1A	755	60	126	9	(615)	(50)	266	19
Class 2	13,750	1,078	18,495	1,427	(147,991)	(11,668)	(115,746)	(9,163)
Class 4	31,436	2,536	3,732	296	(24,318)	(1,970)	10,850	862
Total net increase (decrease)	$111,497	8,951	$33,701	2,605	$(316,186)	(24,987)	$(170,988)	(13,431)
Refer to the end of the tables for footnotes.

317	American Funds Insurance Series

Growth-Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$135,226	2,132	$1,119,883	17,901	$(1,713,135)	(26,985)	$(458,026)	(6,952)
Class 1A	1,374	21	1,851	30	(2,255)	(36)	970	15
Class 2	55,518	891	649,546	10,570	(1,046,975)	(16,786)	(341,911)	(5,325)
Class 3	158	3	7,093	113	(9,594)	(152)	(2,343)	(36)
Class 4	143,054	2,332	113,940	1,888	(91,232)	(1,492)	165,762	2,728
Total net increase (decrease)	$335,330	5,379	$1,892,313	30,502	$(2,863,191)	(45,451)	$(635,548)	(9,570)
Year ended December 31, 2023
Class 1	$479,730	9,041	$1,404,035	26,362	$(2,739,803)	(50,914)	$(856,038)	(15,511)
Class 1A	4,149	77	2,090	40	(4,268)	(80)	1,971	37
Class 2	112,392	2,119	806,872	15,426	(1,545,914)	(29,027)	(626,650)	(11,482)
Class 3	280	5	8,705	163	(14,068)	(259)	(5,083)	(91)
Class 4	187,357	3,563	118,358	2,303	(175,879)	(3,369)	129,836	2,497
Total net increase (decrease)	$783,908	14,805	$2,340,060	44,294	$(4,479,932)	(83,649)	$(1,355,964)	(24,550)
International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$1,145	109	$84	8	$(1,067)	(101)	$162	16
Class 1A	145	14	29	3	(764)	(77)	(590)	(60)
Class 2	1,862	183	793	75	(17,931)	(1,742)	(15,276)	(1,484)
Class 4	8,674	872	699	68	(9,207)	(917)	166	23
Total net increase (decrease)	$11,826	1,178	$1,605	154	$(28,969)	(2,837)	$(15,538)	(1,505)
Year ended December 31, 2023
Class 1	$3,526	363	$394	41	$(3,717)	(387)	$203	17
Class 1A	1,556	164	151	17	(992)	(105)	715	76
Class 2	3,978	424	3,950	423	(25,662)	(2,748)	(17,734)	(1,901)
Class 4	24,171	2,625	3,138	342	(21,164)	(2,297)	6,145	670
Total net increase (decrease)	$33,231	3,576	$7,633	823	$(51,535)	(5,537)	$(10,671)	(1,138)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	318

Capital Income Builder
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$32,263	2,744	$8,883	747	$(30,017)	(2,538)	$11,129	953
Class 1A	353	30	127	11	(407)	(35)	73	6
Class 2	758	65	182	15	(556)	(47)	384	33
Class 4	28,293	2,403	6,154	519	(27,089)	(2,301)	7,358	621
Total net increase (decrease)	$61,667	5,242	$15,346	1,292	$(58,069)	(4,921)	$18,944	1,613
Year ended December 31, 2023
Class 1	$77,581	6,983	$19,561	1,773	$(60,168)	(5,393)	$36,974	3,363
Class 1A	524	47	290	26	(737)	(66)	77	7
Class 2	1,719	155	410	37	(1,019)	(92)	1,110	100
Class 4	50,560	4,553	14,650	1,330	(60,170)	(5,412)	5,040	471
Total net increase (decrease)	$130,384	11,738	$34,911	3,166	$(122,094)	(10,963)	$43,201	3,941
Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$76,518	3,092	$758,398	31,274	$(1,025,451)	(41,314)	$(190,535)	(6,948)
Class 1A	804	32	1,576	65	(2,356)	(97)	24	— †
Class 2	26,922	1,105	207,902	8,706	(320,327)	(13,108)	(85,503)	(3,297)
Class 3	526	21	1,473	61	(1,675)	(69)	324	13
Class 4	411,381	17,039	306,992	12,975	(312,917)	(12,896)	405,456	17,118
Total net increase (decrease)	$516,151	21,289	$1,276,341	53,081	$(1,662,726)	(67,484)	$129,766	6,886
Year ended December 31, 2023
Class 1	$315,966	14,009	$942,218	42,101	$(1,956,417)	(86,110)	$(698,233)	(30,000)
Class 1A	6,331	281	1,702	77	(4,607)	(204)	3,426	154
Class 2	42,695	1,904	254,377	11,536	(565,941)	(25,320)	(268,869)	(11,880)
Class 3	436	19	1,741	78	(2,528)	(111)	(351)	(14)
Class 4	217,843	9,818	326,200	14,919	(516,978)	(23,318)	27,065	1,419
Total net increase (decrease)	$583,271	26,031	$1,526,238	68,711	$(3,046,471)	(135,063)	$(936,962)	(40,321)
Refer to the end of the tables for footnotes.

319	American Funds Insurance Series

American Funds Global Balanced Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$2,027	162	$485	38	$(5,427)	(430)	$(2,915)	(230)
Class 1A	86	7	13	1	(227)	(17)	(128)	(9)
Class 2	1,622	130	721	57	(11,544)	(920)	(9,201)	(733)
Class 4	8,164	659	577	46	(7,408)	(598)	1,333	107
Total net increase (decrease)	$11,899	958	$1,796	142	$(24,606)	(1,965)	$(10,911)	(865)
Year ended December 31, 2023
Class 1	$24,292	2,019	$13,166	1,134	$(35,782)	(2,948)	$1,676	205
Class 1A	85	7	353	31	(220)	(18)	218	20
Class 2	4,268	348	21,444	1,856	(22,190)	(1,820)	3,522	384
Class 4	14,257	1,202	15,977	1,406	(12,127)	(1,019)	18,107	1,589
Total net increase (decrease)	$42,902	3,576	$50,940	4,427	$(70,319)	(5,805)	$23,523	2,198
The Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$595,645	63,533	$48,579	5,162	$(403,488)	(42,951)	$240,736	25,744
Class 1A	18,171	1,943	1,353	145	(64,102)	(6,883)	(44,578)	(4,795)
Class 2	66,146	7,142	18,656	2,013	(117,606)	(12,696)	(32,804)	(3,541)
Class 4	145,085	15,770	6,606	717	(42,689)	(4,635)	109,002	11,852
Total net increase (decrease)	$825,047	88,388	$75,194	8,037	$(627,885)	(67,165)	$272,356	29,260
Year ended December 31, 2023
Class 1	$988,201	104,121	$244,526	26,118	$(784,964)	(82,958)	$447,763	47,281
Class 1A	47,994	5,083	8,577	923	(22,212)	(2,334)	34,359	3,672
Class 2	129,127	13,768	97,823	10,606	(228,846)	(24,571)	(1,896)	(197)
Class 4	200,494	21,589	30,097	3,279	(66,304)	(7,144)	164,287	17,724
Total net increase (decrease)	$1,365,816	144,561	$381,023	40,926	$(1,102,326)	(117,007)	$644,513	68,480
Capital World Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$27,413	2,783	$1,932	196	$(35,609)	(3,610)	$(6,264)	(631)
Class 1A	36,344	3,728	122	12	(629)	(64)	35,837	3,676
Class 2	67,843	6,954	574	59	(66,333)	(6,796)	2,084	217
Class 4	5,705	596	—	—	(3,613)	(378)	2,092	218
Total net increase (decrease)	$137,305	14,061	$2,628	267	$(106,184)	(10,848)	$33,749	3,480
Year ended December 31, 2023
Class 1	$41,684	4,293	$—	—	$(80,001)	(8,267)	$(38,317)	(3,974)
Class 1A	206	21	—	—	(169)	(17)	37	4
Class 2	88,520	9,189	—	—	(82,729)	(8,647)	5,791	542
Class 4	7,131	757	—	—	(6,337)	(672)	794	85
Total net increase (decrease)	$137,541	14,260	$—	—	$(169,236)	(17,603)	$(31,695)	(3,343)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	320

American High-Income Trust
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$5,678	623	$2,559	279	$(10,564)	(1,163)	$(2,327)	(261)
Class 1A	415	46	33	3	(228)	(25)	220	24
Class 2	7,238	816	5,988	670	(31,812)	(3,583)	(18,586)	(2,097)
Class 3	68	7	89	10	(666)	(73)	(509)	(56)
Class 4	44,496	4,502	1,188	119	(30,453)	(3,094)	15,231	1,527
Total net increase (decrease)	$57,895	5,994	$9,857	1,081	$(73,723)	(7,938)	$(5,971)	(863)
Year ended December 31, 2023
Class 1	$4,239	480	$15,199	1,751	$(30,729)	(3,495)	$(11,291)	(1,264)
Class 1A	1,264	146	171	20	(180)	(20)	1,255	146
Class 2	12,480	1,448	36,273	4,277	(61,378)	(7,129)	(12,625)	(1,404)
Class 3	178	20	556	64	(1,269)	(144)	(535)	(60)
Class 4	55,861	5,819	5,958	629	(35,851)	(3,767)	25,968	2,681
Total net increase (decrease)	$74,022	7,913	$58,157	6,741	$(129,407)	(14,555)	$2,772	99
American Funds Mortgage Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$115	12	$136	15	$(145)	(16)	$106	11
Class 1A	441	48	18	2	(80)	(8)	379	42
Class 2	1,859	203	341	37	(2,244)	(245)	(44)	(5)
Class 4	6,219	686	360	40	(2,298)	(254)	4,281	472
Total net increase (decrease)	$8,634	949	$855	94	$(4,767)	(523)	$4,722	520
Year ended December 31, 2023
Class 1	$15,434	1,633	$656	71	$(274)	(29)	$15,816	1,675
Class 1A	494	53	71	8	(343)	(37)	222	24
Class 2	1,572	168	1,634	178	(5,679)	(604)	(2,473)	(258)
Class 4	11,209	1,208	1,600	177	(7,433)	(812)	5,376	573
Total net increase (decrease)	$28,709	3,062	$3,961	434	$(13,729)	(1,482)	$18,941	2,014
Refer to the end of the tables for footnotes.

321	American Funds Insurance Series

Ultra-Short Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$9,814	854	$368	32	$(12,283)	(1,064)	$(2,101)	(178)
Class 1A	—	—	1	1	—	—	1	1
Class 2	28,923	2,603	2,445	220	(45,277)	(4,082)	(13,909)	(1,259)
Class 3	2	— †	36	3	(432)	(38)	(394)	(35)
Class 4	6,619	592	449	40	(13,658)	(1,226)	(6,590)	(594)
Total net increase (decrease)	$45,358	4,049	$3,299	296	$(71,650)	(6,410)	$(22,993)	(2,065)
Year ended December 31, 2023
Class 1	$15,301	1,322	$1,981	175	$(27,332)	(2,377)	$(10,050)	(880)
Class 1A	104	9	5	— †	—	—	109	9
Class 2	49,580	4,448	12,823	1,169	(87,341)	(7,830)	(24,938)	(2,213)
Class 3	319	28	198	17	(579)	(51)	(62)	(6)
Class 4	32,945	2,924	2,524	229	(60,576)	(5,393)	(25,107)	(2,240)
Total net increase (decrease)	$98,249	8,731	$17,531	1,590	$(175,828)	(15,651)	$(60,048)	(5,330)
U.S. Government Securities Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$30,407	3,120	$1,747	180	$(26,853)	(2,757)	$5,301	543
Class 1A	209,387	21,674	1,537	159	(2,087)	(215)	208,837	21,618
Class 2	58,108	6,044	7,184	748	(61,637)	(6,412)	3,655	380
Class 3	680	69	34	3	(1,355)	(138)	(641)	(66)
Class 4	24,266	2,530	1,165	122	(20,622)	(2,155)	4,809	497
Total net increase (decrease)	$322,848	33,437	$11,667	1,212	$(112,554)	(11,677)	$221,961	22,972
Year ended December 31, 2023
Class 1	$55,970	5,604	$9,373	959	$(47,478)	(4,765)	$17,865	1,798
Class 1A	1,646	166	171	18	(905)	(92)	912	92
Class 2	89,575	9,065	39,206	4,068	(104,906)	(10,680)	23,875	2,453
Class 3	185	19	219	22	(967)	(97)	(563)	(56)
Class 4	58,408	5,912	6,275	651	(70,259)	(7,138)	(5,576)	(575)
Total net increase (decrease)	$205,784	20,766	$55,244	5,718	$(224,515)	(22,772)	$36,513	3,712
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$440	38	$93	8	$(1,460)	(127)	$(927)	(81)
Class P2	3,809	343	2,326	197	(52,432)	(4,584)	(46,297)	(4,044)
Total net increase (decrease)	$4,249	381	$2,419	205	$(53,892)	(4,711)	$(47,224)	(4,125)
Year ended December 31, 2023
Class P1	$2,318	221	$2,445	252	$(1,380)	(131)	$3,383	342
Class P2	15,188	1,407	109,238	11,379	(64,373)	(6,069)	60,053	6,717
Total net increase (decrease)	$17,506	1,628	$111,683	11,631	$(65,753)	(6,200)	$63,436	7,059
Refer to the end of the tables for footnotes.

American Funds Insurance Series	322

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$24	3	$29	3	$(161)	(18)	$(108)	(12)
Class P2	880	104	1,532	174	(9,100)	(1,049)	(6,688)	(771)
Total net increase (decrease)	$904	107	$1,561	177	$(9,261)	(1,067)	$(6,796)	(783)
Year ended December 31, 2023
Class P1	$282	34	$156	19	$(230)	(27)	$208	26
Class P2	3,795	459	10,696	1,309	(13,108)	(1,539)	1,383	229
Total net increase (decrease)	$4,077	493	$10,852	1,328	$(13,338)	(1,566)	$1,591	255
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$168	16	$43	4	$(345)	(32)	$(134)	(12)
Class P2	4,327	397	5,105	463	(27,413)	(2,515)	(17,981)	(1,655)
Total net increase (decrease)	$4,495	413	$5,148	467	$(27,758)	(2,547)	$(18,115)	(1,667)
Year ended December 31, 2023
Class P1	$158	15	$422	43	$(478)	(47)	$102	11
Class P2	12,514	1,194	47,565	4,928	(40,947)	(3,988)	19,132	2,134
Total net increase (decrease)	$12,672	1,209	$47,987	4,971	$(41,425)	(4,035)	$19,234	2,145
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$4,702	363	$51,520	3,857	$(164,599)	(12,385)	$(108,377)	(8,165)
Class P2	1,309	102	7,387	557	(26,043)	(1,978)	(17,347)	(1,319)
Total net increase (decrease)	$6,011	465	$58,907	4,414	$(190,642)	(14,363)	$(125,724)	(9,484)
Year ended December 31, 2023
Class P1	$30,902	2,476	$260,286	22,694	$(233,754)	(19,325)	$57,434	5,845
Class P2	7,934	662	37,088	3,259	(38,477)	(3,190)	6,545	731
Total net increase (decrease)	$38,836	3,138	$297,374	25,953	$(272,231)	(22,515)	$63,979	6,576
Refer to the end of the tables for footnotes.

323	American Funds Insurance Series

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$472	38	$317	26	$(941)	(78)	$(152)	(14)
Class P2	11,099	933	65,045	5,425	(198,294)	(16,553)	(122,150)	(10,195)
Total net increase (decrease)	$11,571	971	$65,362	5,451	$(199,235)	(16,631)	$(122,302)	(10,209)
Year ended December 31, 2023
Class P1	$3,002	267	$1,016	92	$(1,021)	(88)	$2,997	271
Class P2	18,885	1,651	286,099	26,654	(309,678)	(27,225)	(4,694)	1,080
Total net increase (decrease)	$21,887	1,918	$287,115	26,746	$(310,699)	(27,313)	$(1,697)	1,351

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.
11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2024 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$2,171,432	$603,099	$5,478,826	$1,185,376	$1,122,268	$1,917,097
Sales of investment securities*	2,616,615	710,448	7,461,210	1,648,919	1,188,340	2,472,766
Non-U.S. taxes paid on dividend income	3,274	3,233	4,735	6,702	3,443	1,195
Non-U.S. taxes paid on interest income	—	25	—	—	40	—
Non-U.S. taxes paid on realized gains	—	3,480	—	11,482	7,010	—
Non-U.S. taxes provided on unrealized appreciation	5,454	19,474	—	31,391	18,548	—

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
Purchases of investment securities*	$284,998	$13,366,582	$56,142	$729,369	$18,382,702	$299,957
Sales of investment securities*	401,668	15,329,297	77,715	694,236	17,874,428	292,946
Non-U.S. taxes paid on dividend income	1,012	4,101	555	1,177	3,741	226
Non-U.S. taxes paid on interest income	—	16	1	—	—	4
Non-U.S. taxes paid (refunded) on realized gains	201	(581)	(6)	173	—	24
Non-U.S. taxes provided on unrealized appreciation	764	—	126	406	—	145

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$23,571,772	$2,374,526	$204,820	$385,936	$—	$3,035,695
Sales of investment securities*	23,330,066	2,330,992	191,372	384,712	—	2,985,384
Non-U.S. taxes paid on interest income	25	62	—	—	—	—
Non-U.S. taxes paid on realized gains	—	1	—	—	—	—
Non-U.S. taxes provided on unrealized appreciation	—	134	—	—	—	—

Refer to the end of the tables for footnote.

American Funds Insurance Series	324

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$26,366	$3,218	$11,313	$152,928	$96,569
Sales of investment securities*	69,263	12,184	32,790	260,055	191,155
*
Excludes short-term securities and U.S. government obligations, if any.
12. Ownership concentration

At June 30, 2024, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 16% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 19% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

325	American Funds Insurance Series

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
6/30/2024[4,5]	$33.92	$.28	$4.48	$4.76	$(.22 )	$(1.07)	$(1.29)	$37.39	14.09%[6]	$3,634	.52%[7]	.41%[7]	1.56%[7]
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21 )	(.96 )	(1.17)	41.16	30.79	3,309.56		.56	.59
12/31/2019	25.74	.32	8.60	8.92	(.41 )	(1.68)	(2.09)	32.57	35.61	2,515.56		.56	1.07
Class 1A:
6/30/2024[4,5]	33.74	.24	4.45	4.69	(.21 )	(1.07)	(1.28)	37.15	13.94 [6]	20	.77 [7]	.66 [7]	1.32 [7]
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13 )	(.96 )	(1.09)	41.02	30.49	12.81		.81	.34
12/31/2019	25.69	.25	8.55	8.80	(.34 )	(1.68)	(2.02)	32.47	35.22	8.81		.81	.83
Class 2:
6/30/2024[4,5]	33.44	.23	4.43	4.66	(.21 )	(1.07)	(1.28)	36.82	13.98 [6]	3,714	.77 [7]	.66 [7]	1.31 [7]
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12 )	(.96 )	(1.08)	40.72	30.47	4,387.81		.81	.34
12/31/2019	25.50	.24	8.51	8.75	(.33 )	(1.68)	(2.01)	32.24	35.28	3,895.81		.81	.83
Class 4:
6/30/2024[4,5]	33.08	.19	4.36	4.55	(.19 )	(1.07)	(1.26)	36.37	13.83 [6]	866	1.02 [7]	.91 [7]	1.08 [7]
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05 )	(.96 )	(1.01)	40.45	30.17	533	1.06	1.06	.09
12/31/2019	25.39	.17	8.45	8.62	(.28 )	(1.68)	(1.96)	32.05	34.87	382	1.06	1.06	.57
Refer to the end of the tables for footnotes.

American Funds Insurance Series	326

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
6/30/2024[4,5]	$18.57	$.09	$.01	$.10	$(.15 )	$(.65 )	$(.80 )	$17.87	.59%[6]	$967	.70%[7]	.68%[7]	.99%[7]
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
12/31/2020	26.80	(.01 )	7.49	7.48	(.05 )	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06 )
12/31/2019	21.75	.12	6.61	6.73	(.10 )	(1.58)	(1.68)	26.80	31.84	2,050.75		.75	.48
Class 1A:
6/30/2024[4,5]	18.31	.07	— [8]	.07	(.14 )	(.65 )	(.79 )	17.59	.45 [6]	5	.95 [7]	.93 [7]	.74 [7]
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [9]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
12/31/2020	26.74	(.09 )	7.48	7.39	(.05 )	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33 )
12/31/2019	21.71	.05	6.61	6.66	(.05 )	(1.58)	(1.63)	26.74	31.56	1.99		.99	.22
Class 2:
6/30/2024[4,5]	17.50	.06	.01	.07	(.14 )	(.65 )	(.79 )	16.78	.47 [6]	1,788	.95 [7]	.93 [7]	.74 [7]
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [9]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
12/31/2020	26.02	(.08 )	7.25	7.17	(.04 )	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31 )
12/31/2019	21.16	.05	6.43	6.48	(.04 )	(1.58)	(1.62)	26.02	31.52	2,363	1.00	1.00	.22
Class 4:
6/30/2024[4,5]	17.46	.04	.02	.06	(.14 )	(.65 )	(.79 )	16.73	.37 [6]	296	1.20 [7]	1.18 [7]	.49 [7]
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
12/31/2020	26.16	(.14 )	7.27	7.13	(.03 )	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56 )
12/31/2019	21.28	(.01 )	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206	1.25	1.25	(.04 )
Refer to the end of the tables for footnotes.

327	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
6/30/2024[4,5]	$99.44	$.24	$15.78	$16.02	$(.22 )	$(2.59)	$(2.81)	$112.65	16.23%[6]	$19,612	.34%[7]	.44%[7]
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53 )	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76 )	(8.44)	(9.20)	81.22	31.11	10,841.35		1.09
Class 1A:
6/30/2024[4,5]	98.46	.10	15.61	15.71	(.18 )	(2.59)	(2.77)	111.40	16.07 [6]	330	.59 [7]	.19 [7]
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40 )	(2.18)	(2.58)	119.59	52.07	60.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61 )	(8.44)	(9.05)	80.92	30.79	18.60		.85
Class 2:
6/30/2024[4,5]	98.20	.10	15.57	15.67	(.18 )	(2.59)	(2.77)	111.10	16.07 [6]	19,296	.59 [7]	.19 [7]
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29 )	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57 )	(8.44)	(9.01)	80.57	30.77	15,885.60		.83
Class 3:
6/30/2024[4,5]	100.54	.14	15.95	16.09	(.19 )	(2.59)	(2.78)	113.85	16.12 [6]	259	.52 [7]	.26 [7]
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35 )	(2.18)	(2.53)	121.13	52.20	279.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62 )	(8.44)	(9.06)	81.84	30.86	213.53		.90
Class 4:
6/30/2024[4,5]	95.70	(.03 )	15.16	15.13	(.15 )	(2.59)	(2.74)	108.09	15.93 [6]	4,338	.84 [7]	(.06 )[7]
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
12/31/2020	79.41	(.04 )	40.24	40.20	(.19 )	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04 )
12/31/2019	68.64	.44	19.19	19.63	(.42 )	(8.44)	(8.86)	79.41	30.44	1,513.85		.59
Refer to the end of the tables for footnotes.

American Funds Insurance Series	328

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
6/30/2024[4,5]	$17.50	$.15	$1.14	$1.29	$(.05 )	$—	$(.05 )	$18.74	7.35%[6]	$3,345	.52%[7]	1.70%[7]
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18 )	—	(.18 )	23.64	14.28	5,652.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34 )	(.50 )	(.84 )	20.86	23.21	5,353.54		1.54
Class 1A:
6/30/2024[4,5]	17.41	.13	1.12	1.25	(.04 )	—	(.04 )	18.62	7.23 [6]	12	.77 [7]	1.46 [7]
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14 )	—	(.14 )	23.55	13.96	10.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29 )	(.50 )	(.79 )	20.80	22.90	7.79		1.27
Class 2:
6/30/2024[4,5]	17.41	.13	1.13	1.26	(.04 )	—	(.04 )	18.63	7.23 [6]	3,437	.77 [7]	1.46 [7]
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13 )	—	(.13 )	23.54	13.97	4,481.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29 )	(.50 )	(.79 )	20.78	22.88	4,311.79		1.29
Class 3:
6/30/2024[4,5]	17.56	.14	1.13	1.27	(.04 )	—	(.04 )	18.79	7.24 [6]	16	.70 [7]	1.52 [7]
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14 )	—	(.14 )	23.69	14.00	25.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30 )	(.50 )	(.80 )	20.92	23.05	25.72		1.37
Class 4:
6/30/2024[4,5]	17.13	.11	1.10	1.21	(.03 )	—	(.03 )	18.31	7.14 [6]	444	1.02 [7]	1.22 [7]
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09 )	—	(.09 )	23.25	13.66	423	1.05	.21
12/31/2019	17.40	.20	3.69	3.89	(.25 )	(.50 )	(.75 )	20.54	22.67	379	1.04	1.03
Refer to the end of the tables for footnotes.

329	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
6/30/2024[4,5]	$25.48	$.27	$1.50	$1.77	$(.11 )	$(.12 )	$(.23 )	$27.02	6.96%[6]	$1,916	.64%[7]	.57%[7]	2.04%[7]
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06 )	(.27 )	(.33 )	31.59	23.89	2,309.76		.64	.58
12/31/2019	20.98	.28	5.79	6.07	(.29 )	(.92 )	(1.21)	25.84	29.47	2,129.76		.76	1.18
Class 1A:
6/30/2024[4,5]	25.36	.23	1.50	1.73	(.10 )	(.12 )	(.22 )	26.87	6.83 [6]	10	.89 [7]	.82 [7]	1.78 [7]
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03 )	(.27 )	(.30 )	31.43	23.63	18	1.01	.87	.26
12/31/2019	20.92	.22	5.76	5.98	(.24 )	(.92 )	(1.16)	25.74	29.11	4	1.01	1.01	.92
Class 2:
6/30/2024[4,5]	25.17	.23	1.48	1.71	(.10 )	(.12 )	(.22 )	26.66	6.81 [6]	827	.89 [7]	.82 [7]	1.79 [7]
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02 )	(.27 )	(.29 )	31.25	23.58	1,109	1.01	.89	.34
12/31/2019	20.79	.22	5.73	5.95	(.23 )	(.92 )	(1.15)	25.59	29.15	981	1.01	1.01	.93
Class 4:
6/30/2024[4,5]	24.95	.20	1.46	1.66	(.09 )	(.12 )	(.21 )	26.40	6.70 [6]	814	1.14 [7]	1.07 [7]	1.54 [7]
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01 )	(.27 )	(.28 )	31.04	23.29	807	1.26	1.14	.08
12/31/2019	20.71	.16	5.70	5.86	(.18 )	(.92 )	(1.10)	25.47	28.82	646	1.26	1.26	.67
Refer to the end of the tables for footnotes.

American Funds Insurance Series	330

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
6/30/2024[4,5]	$14.49	$.14	$1.51	$1.65	$(.06 )	$(.13 )	$(.19 )	$15.95	11.44%[6]	$6,285	.41%[7]	.25%[7]	1.88%[7]
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26 )	(.15 )	(.41 )	14.35	9.04	5,684.43		.43	2.00
12/31/2019	12.38	.30	2.25	2.55	(.30 )	(1.07)	(1.37)	13.56	21.66	5,559.42		.42	2.28
Class 1A:
6/30/2024[4,5]	14.43	.12	1.51	1.63	(.06 )	(.13 )	(.19 )	15.87	11.30 [6]	26	.66 [7]	.50 [7]	1.64 [7]
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24 )	(.15 )	(.39 )	14.28	8.79	25.67		.67	1.78
12/31/2019	12.35	.26	2.24	2.50	(.27 )	(1.07)	(1.34)	13.51	21.35	9.67		.67	2.03
Class 2:
6/30/2024[4,5]	14.21	.12	1.49	1.61	(.06 )	(.13 )	(.19 )	15.63	11.34 [6]	3,005	.66 [7]	.50 [7]	1.63 [7]
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22 )	(.15 )	(.37 )	14.15	8.68	3,082.68		.68	1.75
12/31/2019	12.24	.26	2.22	2.48	(.26 )	(1.07)	(1.33)	13.39	21.38	3,093.67		.67	2.03
Class 4:
6/30/2024[4,5]	14.06	.10	1.47	1.57	(.05 )	(.13 )	(.18 )	15.45	11.21 [6]	1,551	.91 [7]	.75 [7]	1.39 [7]
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20 )	(.15 )	(.35 )	14.06	8.47	788.93		.93	1.51
12/31/2019	12.19	.23	2.20	2.43	(.24 )	(1.07)	(1.31)	13.31	21.03	621.92		.92	1.78
Refer to the end of the tables for footnotes.

331	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
6/30/2024[4,5]	$13.85	$.15	$1.23	$1.38	$(.06 )	$—	$(.06 )	$15.17	10.00%[6]	$594	.52%[7]	.41%[7]	2.12%[7]
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23 )	(.38 )	(.61 )	16.67	9.03	657.66		.66	1.49
12/31/2019	13.02	.31	3.67	3.98	(.32 )	(.76 )	(1.08)	15.92	31.39	625.65		.65	2.08
Class 1A:
6/30/2024[4,5]	13.77	.14	1.22	1.36	(.06 )	—	(.06 )	15.07	9.87 [6]	8	.77 [7]	.66 [7]	1.90 [7]
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.62	8.78	2.90		.90	1.23
12/31/2019	13.00	.26	3.68	3.94	(.30 )	(.76 )	(1.06)	15.88	31.04	2.90		.90	1.77
Class 2:
6/30/2024[4,5]	13.81	.14	1.23	1.37	(.06 )	—	(.06 )	15.12	9.91 [6]	1,052	.77 [7]	.66 [7]	1.87 [7]
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.63	8.73	1,349.91		.91	1.23
12/31/2019	12.99	.27	3.68	3.95	(.29 )	(.76 )	(1.05)	15.89	31.14	1,366.90		.90	1.84
Class 4:
6/30/2024[4,5]	13.46	.12	1.19	1.31	(.05 )	—	(.05 )	14.72	9.76 [6]	255	1.02 [7]	.91 [7]	1.63 [7]
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16 )	(.38 )	(.54 )	16.35	8.55	166	1.16	1.16	.97
12/31/2019	12.81	.23	3.61	3.84	(.26 )	(.76 )	(1.02)	15.63	30.73	145	1.15	1.15	1.56
Refer to the end of the tables for footnotes.

American Funds Insurance Series	332

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
6/30/2024[4,5]	$59.26	$.43	$7.95	$8.38	$(.20 )	$(2.95)	$(3.15)	$64.49	14.32%[6]	$23,840	.28%[7]	1.37%[7]
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80 )	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92 )	(5.16)	(6.08)	50.71	26.46	21,057.29		2.05
Class 1A:
6/30/2024[4,5]	58.88	.35	7.90	8.25	(.18 )	(2.95)	(3.13)	64.00	14.18 [6]	40	.53 [7]	1.12 [7]
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70 )	(1.30)	(2.00)	55.16	13.55	16.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83 )	(5.16)	(5.99)	50.54	26.14	11.54		1.82
Class 2:
6/30/2024[4,5]	58.30	.35	7.81	8.16	(.18 )	(2.95)	(3.13)	63.33	14.16 [6]	13,671	.53 [7]	1.12 [7]
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67 )	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80 )	(5.16)	(5.96)	50.08	26.14	13,586.53		1.80
Class 3:
6/30/2024[4,5]	59.40	.38	7.96	8.34	(.18 )	(2.95)	(3.13)	64.61	14.21 [6]	152	.46 [7]	1.19 [7]
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70 )	(1.30)	(2.00)	55.49	13.60	154.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84 )	(5.16)	(6.00)	50.81	26.24	156.46		1.87
Class 4:
6/30/2024[4,5]	57.34	.27	7.67	7.94	(.16 )	(2.95)	(3.11)	62.17	14.02 [6]	2,405	.78 [7]	.88 [7]
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57 )	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71 )	(5.16)	(5.87)	49.52	25.86	1,216.79		1.56
Refer to the end of the tables for footnotes.

333	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
6/30/2024[4,5]	$10.10	$.18	$.42	$.60	$(.06 )	$—	$(.06 )	$10.64	5.88%[6]	$16	.56%[7]	.56%[7]	3.52%[7]
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29 )	—	(.29 )	19.01	6.24	1,120.68		.68	1.70
12/31/2019	15.35	.46	3.03	3.49	(.47 )	(.19 )	(.66 )	18.18	23.06	1,140.66		.66	2.73
Class 1A:
6/30/2024[4,5]	9.83	.16	.40	.56	(.05 )	—	(.05 )	10.34	5.70 [6]	6	.81 [7]	.81 [7]	3.21 [7]
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25 )	—	(.25 )	18.97	5.98	3.93		.93	1.38
12/31/2019	15.33	.41	3.04	3.45	(.44 )	(.19 )	(.63 )	18.15	22.76	2.91		.91	2.41
Class 2:
6/30/2024[4,5]	9.82	.16	.41	.57	(.05 )	—	(.05 )	10.34	5.81 [6]	158	.81 [7]	.81 [7]	3.24 [7]
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25 )	—	(.25 )	18.95	6.01	221.93		.93	1.43
12/31/2019	15.30	.42	3.02	3.44	(.43 )	(.19 )	(.62 )	18.12	22.76	257.91		.91	2.49
Class 4:
6/30/2024[4,5]	9.67	.15	.39	.54	(.05 )	—	(.05 )	10.16	5.55 [6]	150	1.06 [7]	1.06 [7]	3.02 [7]
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21 )	—	(.21 )	18.82	5.73	112	1.18	1.18	1.19
12/31/2019	15.22	.37	3.01	3.38	(.40 )	(.19 )	(.59 )	18.01	22.47	101	1.16	1.16	2.18
Refer to the end of the tables for footnotes.

American Funds Insurance Series	334

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
6/30/2024[4,5]	$11.63	$.23	$.30	$.53	$(.16 )	$—	$(.16 )	$12.00	4.53%[6]	$692	.40%[7]	.27%[7]	3.91%[7]
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32 )	—	(.32 )	10.87	4.64	621.53		.35	3.07
12/31/2019	9.37	.32	1.36	1.68	(.32 )	—	(.32 )	10.73	18.16	533.53		.53	3.17
Class 1A:
6/30/2024[4,5]	11.62	.21	.29	.50	(.14 )	—	(.14 )	11.98	4.32 [6]	11	.65 [7]	.52 [7]	3.66 [7]
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30 )	—	(.30 )	10.86	4.38	6.78		.60	2.81
12/31/2019	9.36	.29	1.37	1.66	(.30 )	—	(.30 )	10.72	17.90	6.78		.78	2.84
Class 2:
6/30/2024[4,5]	11.62	.21	.30	.51	(.14 )	—	(.14 )	11.99	4.41 [6]	16	.65 [7]	.52 [7]	3.66 [7]
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30 )	—	(.30 )	10.87	4.48	8.78		.60	2.83
12/31/2019	9.36	.30	1.35	1.65	(.29 )	—	(.29 )	10.72	17.89	6.78		.78	2.91
Class 4:
6/30/2024[4,5]	11.60	.20	.30	.50	(.13 )	—	(.13 )	11.97	4.29 [6]	591	.90 [7]	.77 [7]	3.40 [7]
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27 )	—	(.27 )	10.85	4.11	462	1.03	.85	2.55
12/31/2019	9.35	.27	1.36	1.63	(.27 )	—	(.27 )	10.71	17.62	454	1.03	1.03	2.68
Refer to the end of the tables for footnotes.

335	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
6/30/2024[4,5]	$23.86	$.30	$1.96	$2.26	$(.13 )	$(1.10)	$(1.23)	$24.89	9.59%[6]	$16,051	.30%[7]	2.39%[7]
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46 )	(.11 )	(.57 )	26.50	12.71	19,238.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50 )	(1.19)	(1.69)	24.05	21.54	17,730.29		2.21
Class 1A:
6/30/2024[4,5]	23.74	.26	1.95	2.21	(.12 )	(1.10)	(1.22)	24.73	9.42 [6]	34	.55 [7]	2.15 [7]
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41 )	(.11 )	(.52 )	26.42	12.43	14.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45 )	(1.19)	(1.64)	23.99	21.19	11.54		1.95
Class 2:
6/30/2024[4,5]	23.53	.26	1.93	2.19	(.12 )	(1.10)	(1.22)	24.50	9.42 [6]	4,356	.55 [7]	2.14 [7]
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40 )	(.11 )	(.51 )	26.21	12.46	5,242.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44 )	(1.19)	(1.63)	23.79	21.23	5,154.54		1.96
Class 3:
6/30/2024[4,5]	23.90	.27	1.96	2.23	(.12 )	(1.10)	(1.22)	24.91	9.46 [6]	32	.48 [7]	2.22 [7]
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42 )	(.11 )	(.53 )	26.53	12.50	33.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45 )	(1.19)	(1.64)	24.08	21.30	32.47		2.02
Class 4:
6/30/2024[4,5]	23.34	.23	1.91	2.14	(.11 )	(1.10)	(1.21)	24.27	9.29 [6]	6,454	.80 [7]	1.90 [7]
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35 )	(.11 )	(.46 )	26.06	12.16	5,131.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39 )	(1.19)	(1.58)	23.67	20.92	4,493.79		1.71
Refer to the end of the tables for footnotes.

American Funds Insurance Series	336

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
6/30/2024[4,5]	$12.37	$.18	$.34	$.52	$(.06 )	$—	$(.06 )	$12.83	4.23%[6]	$98	.52%[7]	.51%[7]	2.93%[7]
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19 )	(.54 )	(.73 )	14.19	10.53	139.72		.72	1.29
12/31/2019	11.67	.24	2.17	2.41	(.20 )	(.37 )	(.57 )	13.51	20.79	134.72		.72	1.88
Class 1A:
6/30/2024[4,5]	12.30	.17	.34	.51	(.06 )	—	(.06 )	12.75	4.14 [6]	3	.77 [7]	.76 [7]	2.68 [7]
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16 )	(.54 )	(.70 )	14.16	10.25	3.97		.97	1.03
12/31/2019	11.65	.21	2.17	2.38	(.17 )	(.37 )	(.54 )	13.49	20.54	2.97		.97	1.63
Class 2:
6/30/2024[4,5]	12.31	.17	.33	.50	(.06 )	—	(.06 )	12.75	4.05 [6]	157	.77 [7]	.76 [7]	2.68 [7]
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15 )	(.54 )	(.69 )	14.16	10.30	208.97		.97	1.03
12/31/2019	11.65	.21	2.16	2.37	(.17 )	(.37 )	(.54 )	13.48	20.44	207.97		.97	1.64
Class 4:
6/30/2024[4,5]	12.10	.15	.33	.48	(.05 )	—	(.05 )	12.53	4.00 [6]	134	1.02 [7]	1.01 [7]	2.44 [7]
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12 )	(.54 )	(.66 )	14.02	10.00	105	1.22	1.22	.78
12/31/2019	11.55	.18	2.14	2.32	(.14 )	(.37 )	(.51 )	13.36	20.21	94	1.22	1.22	1.37
Refer to the end of the tables for footnotes.

337	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
6/30/2024[4,5]	$9.54	$.22	$(.27 )	$(.05 )	$(.07 )	$—	$(.07 )	$9.42	(.57 )%[6]	$7,063	.39%[7]	.25%[7]	4.63%[7]
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27 )	(.11 )	(.38 )	11.89	9.96	6,844.40		.40	2.00
12/31/2019	10.47	.30	.71	1.01	(.31 )	—	(.31 )	11.17	9.70	6,481.39		.39	2.76
Class 1A:
6/30/2024[4,5]	9.47	.20	(.27 )	(.07 )	(.06 )	—	(.06 )	9.34	(.63 )[6]	210	.64 [7]	.50 [7]	4.37 [7]
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25 )	(.11 )	(.36 )	11.84	9.68	9.65		.65	1.74
12/31/2019	10.45	.27	.71	.98	(.30 )	—	(.30 )	11.13	9.36	7.64		.64	2.48
Class 2:
6/30/2024[4,5]	9.40	.20	(.27 )	(.07 )	(.06 )	—	(.06 )	9.27	(.73 )[6]	2,807	.64 [7]	.50 [7]	4.37 [7]
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24 )	(.11 )	(.35 )	11.73	9.73	3,840.65		.65	1.75
12/31/2019	10.34	.27	.70	.97	(.29 )	—	(.29 )	11.02	9.36	3,561.64		.64	2.51
Class 4:
6/30/2024[4,5]	9.35	.19	(.27 )	(.08 )	(.06 )	—	(.06 )	9.21	(.87 )[6]	1,058	.89 [7]	.75 [7]	4.13 [7]
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22 )	(.11 )	(.33 )	11.69	9.38	714.90		.90	1.48
12/31/2019	10.33	.24	.70	.94	(.27 )	—	(.27 )	11.00	9.08	502.89		.89	2.25
Refer to the end of the tables for footnotes.

American Funds Insurance Series	338

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
6/30/2024[4,5]	$10.16	$.20	$(.55 )	$(.35 )	$(.03 )	$—	$(.03 )	$9.78	(3.45)%[6]	$634	.48%[7]	.48%[7]	4.12%[7]
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18 )	(.21 )	(.39 )	12.94	10.17	1,219.59		.52	2.08
12/31/2019	11.42	.31	.61	.92	(.22 )	—	(.22 )	12.12	8.08	1,077.58		.58	2.60
Class 1A:
6/30/2024[4,5]	10.08	.20	(.56 )	(.36 )	(.03 )	—	(.03 )	9.69	(3.56)[6]	37	.73 [7]	.73 [7]	4.12 [7]
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16 )	(.21 )	(.37 )	12.91	9.89	1.83		.76	1.83
12/31/2019	11.41	.28	.60	.88	(.19 )	—	(.19 )	12.10	7.75	1.83		.83	2.35
Class 2:
6/30/2024[4,5]	10.03	.19	(.55 )	(.36 )	(.01 )	—	(.01 )	9.66	(3.62)[6]	789	.73 [7]	.73 [7]	3.87 [7]
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15 )	(.21 )	(.36 )	12.84	9.90	1,058.84		.77	1.83
12/31/2019	11.34	.28	.60	.88	(.19 )	—	(.19 )	12.03	7.77	1,002.83		.83	2.35
Class 4:
6/30/2024[4,5]	9.88	.17	(.54 )	(.37 )	—	—	—	9.51	(3.74)[6]	56	.98 [7]	.98 [7]	3.62 [7]
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13 )	(.21 )	(.34 )	12.71	9.62	61	1.09	1.02	1.58
12/31/2019	11.24	.24	.60	.84	(.16 )	—	(.16 )	11.92	7.54	49	1.08	1.08	2.09
Refer to the end of the tables for footnotes.

339	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
6/30/2024[4,5]	$8.94	$.31	$.05	$.36	$(.11 )	$—	$(.11 )	$9.19	3.98%[6]	$227	.44%[7]	.31%[7]	6.93%[7]
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85 )	—	(.85 )	9.80	8.21	123.52		.52	6.46
12/31/2019	9.34	.67	.52	1.19	(.66 )	—	(.66 )	9.87	12.85	525.51		.51	6.71
Class 1A:
6/30/2024[4,5]	8.90	.30	.05	.35	(.10 )	—	(.10 )	9.15	3.96 [6]	3	.69 [7]	.56 [7]	6.69 [7]
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84 )	—	(.84 )	9.78	7.94	1.78		.78	5.85
12/31/2019	9.33	.65	.51	1.16	(.63 )	—	(.63 )	9.86	12.61	1.75		.75	6.47
Class 2:
6/30/2024[4,5]	8.73	.29	.04	.33	(.10 )	—	(.10 )	8.96	3.80 [6]	529	.69 [7]	.56 [7]	6.68 [7]
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83 )	—	(.83 )	9.61	7.94	665.78		.78	5.88
12/31/2019	9.19	.64	.50	1.14	(.63 )	—	(.63 )	9.70	12.55	667.76		.76	6.45
Class 3:
6/30/2024[4,5]	8.99	.31	.04	.35	(.10 )	—	(.10 )	9.24	3.92 [6]	8	.62 [7]	.49 [7]	6.75 [7]
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84 )	—	(.84 )	9.84	7.93	10.71		.71	5.94
12/31/2019	9.38	.66	.52	1.18	(.64 )	—	(.64 )	9.92	12.70	10.69		.69	6.52
Class 4:
6/30/2024[4,5]	9.75	.32	.04	.36	(.10 )	—	(.10 )	10.01	3.68 [6]	125	.94 [7]	.81 [7]	6.43 [7]
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81 )	—	(.81 )	10.54	7.74	69	1.03	1.03	5.58
12/31/2019	9.96	.67	.54	1.21	(.61 )	—	(.61 )	10.56	12.27	63	1.01	1.01	6.21
Refer to the end of the tables for footnotes.

American Funds Insurance Series	340

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
6/30/2024[4,5]	$9.44	$.24	$(.34 )	$(.10 )	$(.08 )	$—	$(.08 )	$9.26	(1.09)%[6]	$16	.35%[7]	.28%[7]	5.15%[7]
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17 )	(.02 )	(.19 )	11.11	6.98	224.48		.36	.93
12/31/2019	10.30	.24	.30	.54	(.28 )	—	(.28 )	10.56	5.30	210.47		.47	2.26
Class 1A:
6/30/2024[4,5]	9.32	.22	(.33 )	(.11 )	(.07 )	—	(.07 )	9.14	(1.14)[6]	2	.60 [7]	.53 [7]	4.90 [7]
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15 )	(.02 )	(.17 )	11.08	6.63	1.73		.59	.61
12/31/2019	10.28	.22	.30	.52	(.25 )	—	(.25 )	10.55	5.09	1.71		.71	2.04
Class 2:
6/30/2024[4,5]	9.34	.22	(.33 )	(.11 )	(.07 )	—	(.07 )	9.16	(1.15)[6]	43	.60 [7]	.53 [7]	4.90 [7]
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14 )	(.02 )	(.16 )	11.09	6.72	58.73		.60	.68
12/31/2019	10.28	.21	.31	.52	(.26 )	—	(.26 )	10.54	5.04	56.72		.72	2.01
Class 4:
6/30/2024[4,5]	9.23	.21	(.33 )	(.12 )	(.07 )	—	(.07 )	9.04	(1.30)[6]	49	.85 [7]	.78 [7]	4.65 [7]
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12 )	(.02 )	(.14 )	10.97	6.38	37.98		.85	.41
12/31/2019	10.19	.18	.31	.49	(.24 )	—	(.24 )	10.44	4.80	28.97		.97	1.71
Refer to the end of the tables for footnotes.

341	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
6/30/2024[4,5]	$11.35	$.29	$— [8]	$.29	$(.11 )	$—	$(.11 )	$11.53	2.54%[6]	$39	.29%[7]	5.16%[7]
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
12/31/2020	11.30	.02	.02	.04	(.03 )	—	(.03 )	11.31	.34	44.37		.16
12/31/2019	11.31	.22	— [8]	.22	(.23 )	—	(.23 )	11.30	1.92	30.36		1.92
Class 1A:
6/30/2024[4,5]	11.35	.28	(.01 )	.27	(.10 )	—	(.10 )	11.52	2.41 [6]	— [10]	.52 [7]	4.93 [7]
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [10]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [10]	.31	1.40
12/31/2021	11.31	(.03 )	— [8]	(.03 )	—	—	—	11.28	(.27 )	— [10]	.36	(.28 )
12/31/2020	11.30	.03	.01	.04	(.03 )	—	(.03 )	11.31	.32	— [10]	.35	.26
12/31/2019	11.31	.22	— [8]	.22	(.23 )	—	(.23 )	11.30	1.92	— [10]	.37	1.90
Class 2:
6/30/2024[4,5]	10.98	.27	— [8]	.27	(.10 )	—	(.10 )	11.15	2.49 [6]	262	.54 [7]	4.91 [7]
12/31/2023	11.00	.51	— [8]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [8]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [8]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
12/31/2020	11.01	— [8]	— [8]	— [8]	(.02 )	—	(.02 )	10.99	.03	288.62		(.05 )
12/31/2019	11.03	.18	— [8]	.18	(.20 )	—	(.20 )	11.01	1.62	230.61		1.66
Class 3:
6/30/2024[4,5]	11.13	.28	(.01 )	.27	(.10 )	—	(.10 )	11.30	2.47 [6]	4	.47 [7]	4.98 [7]
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [8]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [8]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
12/31/2020	11.13	— [8]	.02	.02	(.03 )	—	(.03 )	11.12	.13	4.55		.03
12/31/2019	11.14	.20	— [8]	.20	(.21 )	—	(.21 )	11.13	1.76	3.54		1.74
Class 4:
6/30/2024[4,5]	11.05	.26	— [8]	.26	(.10 )	—	(.10 )	11.21	2.33 [6]	50	.79 [7]	4.66 [7]
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
12/31/2020	11.13	(.04 )	.01	(.03 )	(.02 )	—	(.02 )	11.08	(.25 )	40.87		(.35 )
12/31/2019	11.15	.16	— [8]	.16	(.18 )	—	(.18 )	11.13	1.40	22.86		1.40
Refer to the end of the tables for footnotes.

American Funds Insurance Series	342

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
6/30/2024[4,5]	$9.91	$.22	$(.31 )	$(.09 )	$(.07 )	$—	$(.07 )	$9.75	(.91 )%[6]	$259	.33%[7]	.27%[7]	4.64%[7]
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26 )	(.27 )	(.53 )	13.04	10.09	429.38		.38	1.21
12/31/2019	11.94	.25	.43	.68	(.28 )	—	(.28 )	12.34	5.69	1,418.37		.37	2.07
Class 1A:
6/30/2024[4,5]	9.87	.21	(.31 )	(.10 )	(.07 )	—	(.07 )	9.70	(1.01)[6]	215	.58 [7]	.51 [7]	4.45 [7]
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	13.00	9.75	4.64		.64	.69
12/31/2019	11.93	.22	.43	.65	(.26 )	—	(.26 )	12.32	5.42	2.62		.62	1.82
Class 2:
6/30/2024[4,5]	9.78	.21	(.30 )	(.09 )	(.07 )	—	(.07 )	9.62	(1.07)[6]	1,059	.58 [7]	.52 [7]	4.38 [7]
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	12.89	9.80	1,439.64		.64	.73
12/31/2019	11.82	.22	.42	.64	(.25 )	—	(.25 )	12.21	5.31	1,343.62		.62	1.82
Class 3:
6/30/2024[4,5]	9.94	.22	(.31 )	(.09 )	(.07 )	—	(.07 )	9.78	(1.04)[6]	5	.51 [7]	.45 [7]	4.45 [7]
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25 )	(.27 )	(.52 )	13.07	9.91	10.57		.57	.78
12/31/2019	11.97	.23	.43	.66	(.26 )	—	(.26 )	12.37	5.49	9.55		.55	1.88
Class 4:
6/30/2024[4,5]	9.77	.20	(.31 )	(.11 )	(.06 )	—	(.06 )	9.60	(1.21)[6]	184	.83 [7]	.77 [7]	4.13 [7]
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22 )	(.27 )	(.49 )	12.88	9.48	272.89		.89	.42
12/31/2019	11.84	.19	.42	.61	(.23 )	—	(.23 )	12.22	5.14	124.87		.87	1.56
Refer to the end of the tables for footnotes.

343	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[11]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]	Net effective expense ratio[2,5,12]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
6/30/2024[4,5]	$10.86	$.02	$1.37	$1.39	$(.09 )	$—	$(.09 )	$12.16	12.78%[6]	$13	.42%[7]	.37%[7]	.69%[7]	.36%[7]
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12 )	(.68 )	(.80 )	17.25	32.45	11.42		.37	.72	.49
12/31/2019	12.30	.15	2.44	2.59	(.19 )	(.92 )	(1.11)	13.78	22.01	6.42		.37	.73	1.19
Class P2:
6/30/2024[4,5]	10.73	.01	1.35	1.36	(.06 )	—	(.06 )	12.03	12.64 [6]	507	.67 [7]	.62 [7]	.94 [7]	.10 [7]
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
12/31/2020	13.71	.03	4.16	4.19	(.11 )	(.68 )	(.79 )	17.11	32.03	554.67		.62	.97	.20
12/31/2019	12.21	.09	2.45	2.54	(.12 )	(.92 )	(1.04)	13.71	21.74	434.68		.63	.99	.73
Managed Risk International Fund
Class P1:
6/30/2024[4,5]	$8.36	$.02	$.50	$.52	$(.14 )	$—	$(.14 )	$8.74	6.14%[6]	$2	.44%[7]	.38%[7]	.85%[7]	.42%[7]
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16 )	(.08 )	(.24 )	11.07	3.13	2.43		.35	.86	.82
12/31/2019	9.82	.17	1.54	1.71	(.20 )	(.32 )	(.52 )	11.01	17.91	1.41		.33	.84	1.64
Class P2:
6/30/2024[4,5]	8.32	.01	.48	.49	(.11 )	—	(.11 )	8.70	5.88 [6]	121	.71 [7]	.64 [7]	1.11 [7]	.16 [7]
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12 )	(.08 )	(.20 )	10.99	2.80	168.71		.63	1.14	.42
12/31/2019	9.76	.13	1.55	1.68	(.20 )	(.32 )	(.52 )	10.92	17.64	165.71		.63	1.14	1.21
Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2024[4,5]	$10.50	$.04	$.92	$.96	$(.18 )	$—	$(.18 )	$11.28	9.18%[6]	$3	.41%[7]	.35%[7]	.61%[7]	.73%[7]
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
12/31/2020	12.01	.18	(.35 )	(.17 )	(.26 )	(.34 )	(.60 )	11.24	(.93 )	2.40		.35	.76	1.66
12/31/2019	11.28	.25	1.28	1.53	(.20 )	(.60 )	(.80 )	12.01	14.14	1.38		.33	.74	2.14
Class P2:
6/30/2024[4,5]	10.43	.03	.91	.94	(.18 )	—	(.18 )	11.19	9.01 [6]	326	.67 [7]	.62 [7]	.88 [7]	.46 [7]
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
12/31/2020	11.91	.13	(.33 )	(.20 )	(.19 )	(.34 )	(.53 )	11.18	(1.25)	355.68		.63	1.04	1.18
12/31/2019	11.21	.18	1.31	1.49	(.19 )	(.60 )	(.79 )	11.91	13.88	365.68		.63	1.04	1.62
Refer to the end of the tables for footnotes.

American Funds Insurance Series	344

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[11]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]	Net effective expense ratio[2,5,12]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
6/30/2024[4,5]	$12.53	$.04	$1.33	$1.37	$(.19 )	$(.18 )	$(.37 )	$13.53	10.91%[6]	$1,951	.41%[7]	.36%[7]	.62%[7]	.59%[7]
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26 )	(.74 )	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
12/31/2019	11.73	.22	2.01	2.23	(.10 )	(.10 )	(.20 )	13.76	19.14	1,987.42		.37	.67	1.71
Class P2:
6/30/2024[4,5]	12.45	.02	1.32	1.34	(.18 )	(.18 )	(.36 )	13.43	10.78 [6]	281	.66 [7]	.61 [7]	.87 [7]	.34 [7]
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23 )	(.74 )	(.97 )	13.93	9.58	315.66		.61	.91	1.02
12/31/2019	11.67	.19	2.00	2.19	(.07 )	(.10 )	(.17 )	13.69	18.84	283.67		.62	.92	1.47
Managed Risk Asset Allocation Fund
Class P1:
6/30/2024[4,5]	$11.90	$.05	$1.00	$1.05	$(.22 )	$(.17 )	$(.39 )	$12.56	8.89%[6]	$10	.41%[7]	.36%[7]	.65%[7]	.88%[7]
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21 )	(.52 )	(.73 )	13.84	6.10	5.41		.36	.66	1.91
12/31/2019	12.23	.26	1.92	2.18	(.03 )	(.57 )	(.60 )	13.81	18.25	2.41		.36	.65	2.01
Class P2:
6/30/2024[4,5]	11.53	.04	.97	1.01	(.22 )	(.17 )	(.39 )	12.15	8.78 [6]	2,082	.66 [7]	.61 [7]	.90 [7]	.60 [7]
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20 )	(.52 )	(.72 )	13.45	5.88	2,773.66		.61	.91	1.15
12/31/2019	12.22	.19	1.93	2.12	(.31 )	(.57 )	(.88 )	13.46	17.98	2,830.66		.61	.90	1.51
Refer to the end of the tables for footnotes.

345	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[13,14]	Six months ended June 30, 2024[4,5,6]	Year ended December 31,
		2023	2022	2021	2020	2019
Capital Income Builder	26%	59%	48%	60%	110%	44%
Asset Allocation Fund	19	54	42	45	49	47
American Funds Global Balanced Fund	27	43	111	36	68	60
The Bond Fund of America	54	129	77	87	72	146
Capital World Bond Fund	31	110	114	64	88	110
American Funds Mortgage Fund	25	85	56	38	123	84
U.S. Government Securities Fund	17	113	77	126	112	103
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[13,14]	Six months ended June 30, 2024[4,5,6]	Year ended December 31,
		2023	2022	2021	2020	2019
Global Growth Fund	28%	29%	29%	18%	17%	14%
Global Small Capitalization Fund	20	36	40	29	38	50
Growth Fund	13	23	29	25	32	21
International Fund	17	28	42	44	40	32
New World Fund	34	36	40	43	70	38
Washington Mutual Investors Fund	19	29	30	90	40	37
Capital World Growth and Income Fund	16	29	42	85	36	29
Growth-Income Fund	36	26	25	24	33	27
International Growth and Income Fund	18	38	48	41	56	28
Capital Income Builder	66	149	126	93	184	72
Asset Allocation Fund	71	159	118	124	145	79
American Funds Global Balanced Fund	79	103	126	39	86	74
The Bond Fund of America	255	545	415	456	461	373
Capital World Bond Fund	170	286	188	91	145	159
American High-Income Trust	23	40	34	56	78	58
American Funds Mortgage Fund	373	1053	1141	975	1143	350
U.S. Government Securities Fund	204	744	695	433	867	277
Ultra-Short Bond Fund	— [15]	— [15]	— [15]	— [15]	— [15]	— [15]
Managed Risk Growth Fund	6	39	97	32	80	10
Managed Risk International Fund	3	27	82	24	71	8
Managed Risk Washington Mutual Investors Fund	4	19	70	16	101	13
Managed Risk Growth-Income Fund	8	21	67	13	38	6
Managed Risk Asset Allocation Fund	6	13	48	5	30	8

[1]	Based on average shares outstanding.
[2]
This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount less than $1 million.
[11]	This column does not include expenses of the underlying funds in which each fund invests.
[12]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[13]	Refer to Note 5 for further information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[15]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series	346

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

347	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

American Funds Insurance Series	348

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

349	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2024. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2023. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	350

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.
The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

351	American Funds Insurance Series

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	352

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

175

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

176

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

177

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meetings in May and June 2024, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), considered and re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, MML American Funds Growth Fund, MML American Funds Core Allocation Fund, Blue Chip Growth Fund, Equity Income Fund, Equity Index Fund, Focused Equity Fund, Foreign Fund, Fundamental Equity Fund, Fundamental Value Fund, Global Fund, Income & Growth Fund, International Equity Fund, Large Cap Growth Fund, Managed Volatility Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Equity Fund, Small Company Value Fund, Small/Mid Cap Value Fund, Sustainable Equity Fund, and Total Return Bond Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2023, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that many of the Funds had total net expense ratios at or below the medians of their peer groups, or in the lowest two-thirds of their peer groups. Those Funds include the Total Return Bond Fund, Income & Growth Fund, Managed Volatility Fund, Focused Equity Fund, Equity Index Fund, Sustainable Equity Fund, MML American Funds Growth Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small/Mid Cap Value Fund, and Global Fund. Of those Funds, all had net advisory fees at or below the medians of their peer groups, or in the lowest two-thirds of their peer groups, except the Large Cap Growth Fund, Mid Cap Value Fund, and Small/Mid Cap Value Fund. The Committee considered MML Advisers’ statement that the advisory arrangements for each of those Funds require MML Advisers to bear shareholder servicing expenses having the effect of increasing the Fund’s net advisory fees above the rates that would otherwise prevail, and that the shareholder services in question are the same as the services required under any separate shareholder servicing agreement relating to other

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Funds in the Trust and MML Series Investment Fund II. The Committee considered MML Advisers’ statement that, if the net advisory fees for those Funds were reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee might, in the case of each of the Funds, be expected to be less than the applicable peer group median.
In the case of a number of Funds, the Committee noted that the Fund’s net advisory fees were below the medians of their peer group, or in the lowest two-thirds of their peer group, although the Funds’ total net expense ratios were in the highest one-third of their peer groups. The Committee considered MML Advisers’ statements that the relatively high total net expense ratios were affected by a Fund’s relatively small scale, in the case of the Small Company Value Fund, or, in the case of the Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund, by the fact that the Funds invest principally in actively managed underlying funds, which are more expensive than the underlying index funds in which many of their peers invest. In the case of the Fundamental Value Fund, Fundamental Equity Fund, and International Equity Fund, the Committee considered that the absolute difference between each Fund’s total net expense ratio and its peer group median was not so high as to be inconsistent with the approval of its advisory agreement, particularly in light of the Funds’ generally favorable net advisory fees.
The Committee noted that a number of Funds had both total net expense ratios and net advisory fees in the highest one-third of their respective peer groups. Those Funds included the Equity Income Fund, Blue Chip Growth Fund, Small Cap Growth Equity Fund, Foreign Fund, Conservative Allocation Fund, Balanced Allocation Fund, and MML American Funds Core Allocation Fund. The Committee considered MML Advisers’ statement that, if the net advisory fees for those Funds were reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee paid by each Fund other than the Small Cap Growth Equity Fund would be at or less than the applicable peer group median. In the case of the Small Cap Growth Equity Fund, the Committee considered MML Advisers’ statement that, although the Fund’s net advisory fee would still be above the peer group median, MML Advisers considered the fee acceptable in light of the Fund’s promising growth positioning within the small-cap space, which could potentially lead to more opportunities to negotiate fee concessions with the Fund’s subadviser. The Committee also considered the Fund’s long-term performance record, which was in the top quartile relative to its performance category for the trailing five- and ten-year periods and in the top half for the one- and three-year periods. The Committee also determined that the absolute difference between the Funds’ total net expense ratios and their peer group medians were not otherwise so high as to prevent the approval of their advisory agreements. The Committee determined that the foregoing Funds’ net advisory fees did not appear unreasonable in light of the information presented.
The Committee determined on the basis of these factors that the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of their advisory agreements.
The Committee considered that the majority of Funds achieved three-year investment performance above the medians of their performance categories, or in the top two-thirds of their performance categories. Those included the Income & Growth Fund, Equity Income Fund, Fundamental Value Fund, Focused Equity Fund, Equity Index Fund, Sustainable Equity Fund, MML American Funds Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small/Mid Cap Value Fund, Small Company Value Fund, Small Cap Growth Equity Fund, International Equity Fund, Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, and MML American Funds Core Allocation Fund. In addition, the Committee considered that the Blue Chip Growth Fund performed in the bottom one-third of its performance category for the three-year period, but performed above the median of its performance category for the one-year period.
As to the Total Return Bond Fund, the Committee considered that the Fund had performed in the 81st and 86th percentiles of its performance category for the one- and three-year periods, respectively. The Committee considered MML Advisers’ statement that the Fund’s three-year performance was within 0.65% of its performance category median, and within 0.55% of its benchmark index. The Committee also considered MML Advisers’ statement that MML Advisers continues to view the Fund’s disciplined and risk-restrained strategy as positioned favorably to producing competitive returns with lower than peer tracking error and consistent with its long-standing value process. The Committee considered MML Advisers’ statement that one of the biggest drivers of the Fund’s underperformance for the three-year period was interest rate positioning, with the Fund’s relatively longer duration profile weighing on its longer-term returns. The Committee also noted MML Advisers’ statement that the Fund is currently under review due to changes in investment personnel at the Fund’s subadviser, and that notwithstanding these changes, the Fund’s portfolio management team continues to have deep expertise.
As to the Managed Volatility Fund, the Committee noted that the Fund had performed in the 58th and 69th percentiles of its performance category for the one- and three-year periods, respectively. The Committee considered MML Advisers’ statements that the Fund’s performance category was recently expanded to include open-end funds from the long-short equity category and

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options trading category given the limited universe of variable funds, limiting the comparability of the category. The Committee considered MML Advisers’ statement that the subadviser’s strategy has achieved its mandate of delivering absolute returns with lower volatility than equity markets and the S&P 500® Index, as the Fund delivered positive returns with less than half the risk, or standard deviation, of the Index for the trailing three-year period. The Committee noted MML Advisers’ statement that the Fund performed well during periods of recent market volatility, providing downside protection to investors.
As to the Fundamental Equity Fund, the Committee noted that the Fund had performed in the 65th and 85th percentiles of its performance category for the one- and three-year periods, respectively. The Committee noted that the Fund had stronger longer-term performance, ranking in the 32nd and 7th percentiles of its performance category for the five- and ten-year periods, respectively. The Committee also considered MML Advisers’ statement that performance for the year-to-date (through April 30, 2024) was strong, with the Fund ranking in the 12th percentile relative to its performance category. The Committee noted MML Advisers’ statement that the Fund’s underperformance for the three-year period was primarily due to the Fund’s 2022 results, attributable to stock selection and the large underperformance of growth stocks relative to value stocks. The Committee also considered MML Advisers’ conviction that recent management changes to the Fund’s portfolio management team will be favorable, both for potential improvement in risk contribution and selection execution.
As to the Mid Cap Value Fund, the Committee noted that the Fund had performed in the 98th and 82nd percentiles of its performance category for the one- and three-year periods, respectively. The Committee noted that the Fund had stronger longer-term performance, ranking in the 57th and 22nd percentiles of its performance category for the five- and ten-year periods, respectively. The Committee considered MML Advisers’ statement that the Fund’s strong 2022 performance was offset by underperformance in 2021, when the subadviser’s high quality investment style was out of favor. The Committee also considered that although the Fund’s performance trailed its benchmark index and performance category median in 2023, the Fund outperformed its benchmark for the three-year period. The Committee also noted MML Advisers’ statement that the subadviser’s value focus has generated superior risk-adjusted returns over longer- and shorter-term periods.
As to the Global Fund, the Committee noted that the Fund had performed in the 82nd and 88th percentiles of its performance category for the one- and three-year periods, respectively. The Committee noted that the Fund had stronger longer-term performance, ranking in the 50th and 47th percentiles of its performance category for the five- and ten-year periods, respectively. The Committee considered MML Advisers’ statement that the Fund’s underperformance for the three-year period was largely due to stylistic reasons, as the Fund trailed the market in 2023, when its valuation-sensitive style was out of favor. The Committee also noted MML Advisers’ statement that the Fund provided modest downside protection in 2022, as many higher growth funds underperformed.
As to the Foreign Fund, the Committee noted that the Fund had performed in the 66th and 79th percentiles of its performance category for the one- and three-year periods, respectively. The Committee considered that MML Advisers had addressed the Fund’s underperformance in early 2020 by replacing the Fund’s subadviser. The Committee also considered that the Fund’s underperformance for the three-year period was driven by underperformance in 2022, and that, although the Fund’s performance results in 2022 were in-line with its benchmark, the Fund trailed its performance category due to sector positioning.
The Committee determined on the basis of these factors and on other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, and the level of ongoing review of various underperforming Funds, were consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information with respect to each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers (including sub-subadvisers, as applicable) due to so-called “soft-dollar arrangements.” Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

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As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b)(1) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

(b)(2) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2, under the 1940 Act (17 CFR 270.30a-2), and, as applicable, Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	8/26/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	8/26/2024

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	8/26/2024